UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2018—December 31, 2018

Item 1: Reports to Shareholders

Annual Report | December 31, 2018 Vanguard 500 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•    For the 12 months ended December 31, 2018, Vanguard 500 Index Fund returned –4.52% for Investor Shares and –4.43% for Admiral Shares. The fund, which provides exposure to the stocks of the largest U.S. companies, closely tracked its target index, the Standard & Poor’s 500 Index, which returned –4.38%.

•    The broad U.S. stock market returned about –5%, its first negative calendar-year result since 2008. Growth stocks outperformed value; large-capitalization stocks bested small- and mid-caps.

•    Among sectors, financials and industrials were the biggest detractors. Health care and information technology contributed most.

•    For the ten years ended December 31, 2018, the 500 Index Fund posted an average annual return of about 13%, in line with its target index.

•    In November, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$930.77	$0.68
ETF Shares	1,000.00	931.45	0.10
Admiral™ Shares	1,000.00	931.25	0.19
Institutional Select Shares	1,000.00	931.42	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.10	0.10
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.02% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Investor Shares	-4.52%	8.34%	12.97%	$33,870
S&P 500 Index	-4.38	8.49	13.12	34,304
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	-4.42%	8.45%	12.81%	$27,248
S&P 500 Index	-4.38	8.49	12.85	27,325
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	12.63	26,886

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

5

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	-4.43%	8.46%	13.10%	$34,247
S&P 500 Index	-4.38	8.49	13.12	34,304
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/24/2016)	Investment
500 Index Fund Institutional Select Shares	-4.40%	10.78%	$6,471,250,500
S&P 500 Index	-4.38	10.79	6,471,833,715
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	10.46	6,423,697,561

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2018

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
500 Index Fund ETF Shares Market Price	-4.47%	50.02%	172.43%
500 Index Fund ETF Shares Net Asset Value	-4.42	50.05	172.48
S&P 500 Index	-4.38	50.33	173.25

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

6

500 Index Fund

Sector Diversification

As of December 31, 2018

Communication Services	10.1%
Consumer Discretionary	9.9
Consumer Staples	7.4
Energy	5.3
Financials	13.4
Health Care	15.6
Industrials	9.2
Information Technology	20.1
Materials	2.7
Real Estate	3.0
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

7

500 Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Communication Services (10.1%)
*	Alphabet Inc. Class C	5,829,972	6,037,577
*	Facebook Inc. Class A	45,525,094	5,967,885
*	Alphabet Inc. Class A	5,665,331	5,920,044
	Verizon Communications Inc.	78,298,803	4,401,959
	AT&T Inc.	137,912,898	3,936,034
	Walt Disney Co.	28,209,421	3,093,163
	Comcast Corp. Class A	86,031,121	2,929,360
*	Netflix Inc.	8,263,443	2,211,793
	Twenty-First Century Fox Inc. Class A	20,028,496	963,771
*	Charter Communications Inc. Class A	3,340,064	951,818
	Activision Blizzard Inc.	14,459,184	673,364
*	Electronic Arts Inc.	5,725,288	451,782
	Twenty-First Century Fox Inc.	9,230,177	441,018
*	Twitter Inc.	13,704,746	393,874
	Omnicom Group Inc.	4,248,007	311,124
	CBS Corp. Class B	6,379,638	278,918
	CenturyLink Inc.	18,027,593	273,118
*	Take-Two Interactive Software Inc.	2,159,061	222,254
	Viacom Inc. Class B	6,692,871	172,007
*	Discovery Communications Inc.	6,819,337	157,390
	Interpublic Group of Cos. Inc.	7,277,853	150,142
	News Corp. Class A	9,690,119	109,983
*	DISH Network Corp. Class A	4,340,468	108,382
*	TripAdvisor Inc.	1,938,827	104,580
*,^	Discovery Communications Inc. Class A	2,982,141	73,778
	News Corp. Class B	6,219	72
			40,335,190
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	7,783,149	11,690,056
	Home Depot Inc.	21,403,764	3,677,595
	McDonald’s Corp.	14,608,127	2,593,965
	NIKE Inc. Class B	24,125,282	1,788,648
	Starbucks Corp.	23,508,155	1,513,925
*	Booking Holdings Inc.	877,958	1,512,212
	Lowe’s Cos. Inc.	15,215,641	1,405,317
	TJX Cos. Inc.	23,450,854	1,049,191
	General Motors Co.	24,876,139	832,107
	Target Corp.	9,888,774	653,549
	Ross Stores Inc.	7,074,761	588,620
	Marriott International Inc. Class A	5,364,662	582,388
	Ford Motor Co.	74,038,120	566,392
	Yum! Brands Inc.	5,917,251	543,914
	Dollar General Corp.	4,981,374	538,387
*	O’Reilly Automotive Inc.	1,517,671	522,580
*	eBay Inc.	17,150,081	481,403
	VF Corp.	6,166,167	439,894
*	Dollar Tree Inc.	4,509,590	407,306
	Hilton Worldwide Holdings Inc.	5,619,315	403,467
*	AutoZone Inc.	477,831	400,585
	Carnival Corp.	7,588,411	374,109
	Royal Caribbean Cruises Ltd.	3,248,096	317,631
	Aptiv plc	4,993,164	307,429
	Genuine Parts Co.	2,782,312	267,158
*	Ulta Beauty Inc.	1,068,392	261,585
	Expedia Group Inc.	2,246,142	253,028
	Best Buy Co. Inc.	4,439,195	235,100
	Darden Restaurants Inc.	2,353,060	234,977
	MGM Resorts International	9,496,286	230,380
	DR Horton Inc.	6,492,484	225,030
	Advance Auto Parts Inc.	1,382,224	217,645
	Lennar Corp. Class A	5,483,844	214,692
	Kohl’s Corp.	3,131,552	207,747
*	CarMax Inc.	3,311,320	207,719

8

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Chipotle Mexican Grill Inc. Class A	463,587	200,172
	Tractor Supply Co.	2,311,699	192,888
	Tapestry Inc.	5,496,446	185,505
	Wynn Resorts Ltd.	1,856,047	183,582
	Hasbro Inc.	2,203,874	179,065
*	Norwegian Cruise Line Holdings Ltd.	4,165,404	176,571
	Macy’s Inc.	5,822,145	173,383
	Tiffany & Co.	2,056,582	165,575
	Newell Brands Inc.	8,132,211	151,178
	Garmin Ltd.	2,288,155	144,886
*	LKQ Corp.	6,025,277	142,980
*	Mohawk Industries Inc.	1,195,481	139,823
	BorgWarner Inc.	3,943,926	137,012
	PVH Corp.	1,433,903	133,281
	Whirlpool Corp.	1,208,525	129,155
	PulteGroup Inc.	4,892,310	127,151
	Foot Locker Inc.	2,175,981	115,762
	L Brands Inc.	4,324,237	111,003
*	Michael Kors Holdings Ltd.	2,844,728	107,872
	Ralph Lauren Corp. Class A	1,032,984	106,873
	Harley-Davidson Inc.	3,083,735	105,217
	Gap Inc.	4,045,102	104,202
	Nordstrom Inc.	2,154,400	100,417
	H&R Block Inc.	3,891,806	98,735
	Goodyear Tire & Rubber Co.	4,412,322	90,055
	Leggett & Platt Inc.	2,469,041	88,490
	Hanesbrands Inc.	6,830,936	85,592
*,^	Mattel Inc.	6,535,351	65,288
*,^	Under Armour Inc. Class A	3,552,722	62,777
*,^	Under Armour Inc.	3,642,688	58,902
	Lennar Corp. Class B	76,975	2,412
	Wyndham Hotels & Resorts Inc.	216	10
			39,611,545
Consumer Staples (7.4%)
	Procter & Gamble Co.	47,210,675	4,339,605
	Coca-Cola Co.	72,594,382	3,437,344
	PepsiCo Inc.	26,748,745	2,955,201
	Walmart Inc.	26,976,018	2,512,816
	Philip Morris International Inc.	29,457,223	1,966,564
	Altria Group Inc.	35,606,812	1,758,620
	Costco Wholesale Corp.	8,303,690	1,691,545
	Mondelez International Inc. Class A	27,550,051	1,102,829
	Walgreens Boots Alliance Inc.	15,233,759	1,040,923
	Colgate-Palmolive Co.	16,435,661	978,251
	Kimberly-Clark Corp.	6,562,385	747,718
	Sysco Corp.	9,060,573	567,735
	Estee Lauder Cos. Inc. Class A	4,166,605	542,075
	Kraft Heinz Co.	11,783,458	507,160
	Constellation Brands Inc. Class A	3,148,094	506,276
	General Mills Inc.	11,297,934	439,942
	Archer-Daniels-Midland Co.	10,623,847	435,259
	Kroger Co.	15,121,904	415,852
	Clorox Co.	2,419,216	372,898
*	Monster Beverage Corp.	7,544,980	371,364
	McCormick & Co. Inc.	2,308,071	321,376
	Church & Dwight Co. Inc.	4,667,283	306,921
	Tyson Foods Inc. Class A	5,593,626	298,700
	Hershey Co.	2,658,362	284,923
	Kellogg Co.	4,802,235	273,775
^	Hormel Foods Corp.	5,163,036	220,358
	Lamb Weston Holdings Inc.	2,773,254	204,001
	JM Smucker Co.	2,154,136	201,390
	Molson Coors Brewing Co. Class B	3,546,671	199,181
	Conagra Brands Inc.	9,208,854	196,701
	Brown-Forman Corp. Class B	3,149,087	149,834
*,^	Campbell Soup Co.	3,647,856	120,343
	Coty Inc. Class A	8,538,203	56,011
			29,523,491
Energy (5.3%)
	Exxon Mobil Corp.	80,227,601	5,470,720
	Chevron Corp.	36,207,844	3,939,051
	ConocoPhillips	21,814,925	1,360,161
	EOG Resources Inc.	10,988,511	958,308
	Schlumberger Ltd.	26,240,368	946,753
	Occidental Petroleum Corp.	14,307,129	878,172
	Marathon Petroleum Corp.	13,091,083	772,505
	Phillips 66	8,038,870	692,549
	Valero Energy Corp.	8,039,814	602,745
	Kinder Morgan Inc.	35,961,578	553,089
	Williams Cos. Inc.	22,937,434	505,770
	Halliburton Co.	16,601,107	441,257
	Pioneer Natural Resources Co.	3,230,016	424,812
	ONEOK Inc.	7,795,538	420,569
	Anadarko Petroleum Corp.	9,555,625	418,919
*	Concho Resources Inc.	3,794,822	390,070
	Diamondback Energy Inc.	2,923,951	271,050
	Marathon Oil Corp.	15,762,200	226,030

9

500 Index Fund

			Market
			Value•
		Shares	($000)
	Baker Hughes a GE Co. Class A	9,735,695	209,317
	Devon Energy Corp.	8,878,674	200,125
	Hess Corp.	4,719,423	191,137
	Apache Corp.	7,197,985	188,947
	National Oilwell Varco Inc.	7,259,501	186,569
	Cabot Oil & Gas Corp.	8,164,170	182,469
	Noble Energy Inc.	9,084,927	170,433
	TechnipFMC plc	8,068,418	157,980
	HollyFrontier Corp.	3,018,880	154,325
	Cimarex Energy Co.	1,810,628	111,625
	Helmerich & Payne Inc.	2,064,754	98,984
*	Newfield Exploration Co.	3,793,561	55,614
			21,180,055
Financials (13.3%)
*	Berkshire Hathaway Inc. Class B	35,620,768	7,273,048
	JPMorgan Chase & Co.	63,012,774	6,151,307
	Bank of America Corp.	172,949,801	4,261,483
	Wells Fargo & Co.	80,278,244	3,699,222
	Citigroup Inc.	46,275,685	2,409,112
	US Bancorp	28,785,034	1,315,476
	CME Group Inc.	6,779,749	1,275,406
	American Express Co.	13,273,589	1,265,239
	Chubb Ltd.	8,732,407	1,128,052
	Goldman Sachs Group Inc.	6,555,332	1,095,068
	PNC Financial Services Group Inc.	8,743,198	1,022,167
	Morgan Stanley	24,773,515	982,270
	Charles Schwab Corp.	22,775,616	945,871
	BlackRock Inc.	2,301,255	903,979
	Intercontinental Exchange Inc.	10,793,314	813,060
	Bank of New York Mellon Corp.	17,238,503	811,416
	S&P Global Inc.	4,754,508	807,981
	MetLife Inc.	18,700,775	767,854
	Marsh & McLennan Cos. Inc.	9,545,045	761,217
	Capital One Financial Corp.	8,975,495	678,458
	Progressive Corp.	11,048,936	666,582
	Aon plc	4,563,513	663,352
	American International Group Inc.	16,763,427	660,647
	Aflac Inc.	14,425,060	657,206
	Prudential Financial Inc.	7,826,355	638,239
	BB&T Corp.	14,601,642	632,543
	Travelers Cos. Inc.	5,019,120	601,040
	Allstate Corp.	6,527,029	539,328
	State Street Corp.	7,191,607	453,575
	Moody’s Corp.	3,159,022	442,390
	SunTrust Banks Inc.	8,512,790	429,385
	T. Rowe Price Group Inc.	4,560,379	421,014
	M&T Bank Corp.	2,659,308	380,627
	Discover Financial Services	6,367,349	375,546
	Willis Towers Watson plc	2,462,788	373,999
	Northern Trust Corp.	4,196,374	350,775
	Hartford Financial Services Group Inc.	6,800,110	302,265
	Synchrony Financial	12,534,629	294,062
	Fifth Third Bancorp	12,429,791	292,473
	KeyCorp	19,611,814	289,863
	Ameriprise Financial Inc.	2,641,767	275,721
	Citizens Financial Group Inc.	8,871,096	263,738
	Regions Financial Corp.	19,601,153	262,264
	Arthur J Gallagher & Co.	3,478,024	256,330
*	Berkshire Hathaway Inc. Class A	829	253,674
	MSCI Inc. Class A	1,669,070	246,071
	Huntington Bancshares Inc.	20,126,960	239,913
	Loews Corp.	5,240,114	238,530
	Cincinnati Financial Corp.	2,866,225	221,903
	Principal Financial Group Inc.	4,989,511	220,387
*	First Republic Bank	2,493,174	216,657
	E*TRADE Financial Corp.	4,814,558	211,263
	Comerica Inc.	3,066,358	210,628
	Cboe Global Markets Inc.	2,127,539	208,137
	Lincoln National Corp.	4,051,149	207,865
*	SVB Financial Group	1,009,726	191,767
	Raymond James Financial Inc.	2,441,987	181,708
	Nasdaq Inc.	2,173,545	177,296
	Everest Re Group Ltd.	770,747	167,838
	Franklin Resources Inc.	5,635,744	167,156
	Zions Bancorp NA	3,639,463	148,272
	Torchmark Corp.	1,943,232	144,829
	Invesco Ltd.	7,789,213	130,391
	Unum Group	4,142,041	121,693
	People’s United Financial Inc.	7,146,950	103,131
	Affiliated Managers Group Inc.	997,564	97,203
	Jefferies Financial Group Inc.	5,322,804	92,404
	Assurant Inc.	987,217	88,297
*	Brighthouse Financial Inc.	2,246,095	68,461
			53,246,124

10

500 Index Fund

			Market
			Value•
		Shares	($000)
Health Care (15.5%)
	Johnson & Johnson	50,821,665	6,558,536
	Pfizer Inc.	109,536,080	4,781,250
	UnitedHealth Group Inc.	18,229,528	4,541,340
	Merck & Co. Inc.	49,275,377	3,765,132
	AbbVie Inc.	28,503,743	2,627,760
	Abbott Laboratories	33,280,869	2,407,205
	Amgen Inc.	12,074,725	2,350,587
	Medtronic plc	25,449,683	2,314,903
	Eli Lilly & Co.	17,865,346	2,067,378
	Thermo Fisher Scientific Inc.	7,628,314	1,707,140
	Bristol-Myers Squibb Co.	30,929,173	1,607,698
	CVS Health Corp.	24,504,922	1,605,563
	Gilead Sciences Inc.	24,513,109	1,533,295
*	Cigna Corp.	7,215,333	1,370,336
	Anthem Inc.	4,901,034	1,287,159
	Danaher Corp.	11,687,843	1,205,250
*	Biogen Inc.	3,817,943	1,148,895
	Becton Dickinson and Co.	5,083,179	1,145,342
*	Intuitive Surgical Inc.	2,163,912	1,036,341
*	Boston Scientific Corp.	26,221,568	926,670
	Stryker Corp.	5,885,193	922,504
*	Celgene Corp.	13,250,106	849,199
*	Illumina Inc.	2,785,485	835,451
	Allergan plc	6,007,860	803,011
*	Vertex Pharmaceuticals Inc.	4,842,540	802,457
	Zoetis Inc.	9,104,263	778,779
	Humana Inc.	2,599,549	744,719
	HCA Healthcare Inc.	5,086,636	633,032
	Baxter International Inc.	9,376,999	617,194
*	Edwards Lifesciences Corp.	3,960,971	606,702
*	Regeneron Pharmaceuticals Inc.	1,470,635	549,282
*	Centene Corp.	3,890,524	448,577
*	Alexion Pharmaceuticals Inc.	4,227,397	411,579
	McKesson Corp.	3,702,524	409,018
	Agilent Technologies Inc.	6,040,189	407,471
	Zimmer Biomet Holdings Inc.	3,865,297	400,909
*	IQVIA Holdings Inc.	3,003,029	348,862
*	Cerner Corp.	6,244,996	327,488
	ResMed Inc.	2,701,120	307,577
*	IDEXX Laboratories Inc.	1,634,335	304,019
*	Align Technology Inc.	1,379,864	288,985
*	ABIOMED Inc.	853,164	277,312
*	Waters Corp.	1,435,813	270,866
*	Mettler-Toledo International Inc.	474,782	268,527
*	Mylan NV	9,774,432	267,819
	Cardinal Health Inc.	5,677,589	253,220
*	Laboratory Corp. of America Holdings	1,912,714	241,691
	Cooper Cos. Inc.	930,756	236,877
*	Henry Schein Inc.	2,888,455	226,802
*	WellCare Health Plans Inc.	947,736	223,751
	AmerisourceBergen Corp. Class A	2,973,622	221,237
	Quest Diagnostics Inc.	2,578,393	214,703
*	Incyte Corp.	3,349,492	212,994
*	Hologic Inc.	5,108,414	209,956
*	Varian Medical Systems Inc.	1,727,880	195,786
	Universal Health Services Inc. Class B	1,614,389	188,173
	PerkinElmer Inc.	2,106,588	165,473
	Dentsply Sirona Inc.	4,213,865	156,798
*	DaVita Inc.	2,390,362	123,008
*	Nektar Therapeutics Class A	3,277,605	107,735
	Perrigo Co. plc	2,366,820	91,714
			61,939,037
Industrials (9.1%)
	Boeing Co.	10,007,835	3,227,527
	3M Co.	11,034,372	2,102,489
	Union Pacific Corp.	13,961,870	1,929,949
	Honeywell International Inc.	14,029,386	1,853,562
	United Technologies Corp.	15,379,543	1,637,614
	Caterpillar Inc.	11,182,475	1,420,957
	United Parcel Service Inc. Class B	13,174,028	1,284,863
	General Electric Co.	164,825,076	1,247,726
	Lockheed Martin Corp.	4,689,184	1,227,816
	CSX Corp.	15,201,433	944,465
	Deere & Co.	6,095,837	909,316
	General Dynamics Corp.	5,275,452	829,354
	Raytheon Co.	5,392,938	827,007
	Northrop Grumman Corp.	3,290,114	805,749
*	Norfolk Southern Corp.	5,160,816	771,748
	FedEx Corp.	4,593,930	741,139
	Illinois Tool Works Inc.	5,784,654	732,858
	Emerson Electric Co.	11,865,621	708,971
	Waste Management Inc.	7,432,697	661,436
	Delta Air Lines Inc.	11,820,974	589,867
	Eaton Corp. plc	8,212,033	563,838
	Roper Technologies Inc.	1,959,866	522,343
	Johnson Controls International plc	17,508,466	519,126

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Southwest Airlines Co.	9,589,879	445,738
	Ingersoll-Rand plc	4,655,268	424,700
	PACCAR Inc.	6,622,700	378,421
	Fortive Corp.	5,569,982	376,865
	Cummins Inc.	2,799,683	374,150
	Parker-Hannifin Corp.	2,508,279	374,085
*	United Continental Holdings Inc.	4,337,723	363,197
	Rockwell Automation Inc.	2,287,291	344,191
	Stanley Black & Decker Inc.	2,863,251	342,846
*	Verisk Analytics Inc. Class A	3,120,120	340,218
*	IHS Markit Ltd.	6,799,803	326,187
*	TransDigm Group Inc.	919,951	312,838
	Harris Corp.	2,230,372	300,320
	AMETEK Inc.	4,400,303	297,900
	Republic Services Inc. Class A	4,122,571	297,196
	Fastenal Co.	5,441,724	284,548
	Cintas Corp.	1,641,194	275,704
	L3 Technologies Inc.	1,490,454	258,832
	American Airlines Group Inc.	7,771,217	249,534
	WW Grainger Inc.	864,058	243,975
	Xylem Inc.	3,403,098	227,055
	Expeditors International of Washington Inc.	3,268,322	222,540
	CH Robinson Worldwide Inc.	2,607,146	219,235
	Equifax Inc.	2,283,180	212,633
	Textron Inc.	4,600,891	211,595
	Dover Corp.	2,770,941	196,598
*	Copart Inc.	3,899,580	186,322
	Kansas City Southern	1,927,991	184,027
	Masco Corp.	5,794,433	169,429
*	United Rentals Inc.	1,535,743	157,460
	Nielsen Holdings plc	6,730,531	157,023
	Huntington Ingalls Industries Inc.	813,229	154,766
	JB Hunt Transport Services Inc.	1,653,872	153,876
	Snap-on Inc.	1,054,445	153,200
	Allegion plc	1,799,903	143,470
	Alaska Air Group Inc.	2,334,344	142,045
	Arconic Inc.	8,144,268	137,312
	Jacobs Engineering Group Inc.	2,263,670	132,334
	Robert Half International Inc.	2,300,450	131,586
	AO Smith Corp.	2,724,690	116,344
	Pentair plc	3,024,175	114,253
	Fortune Brands Home & Security Inc.	2,679,909	101,810
	Rollins Inc.	2,789,287	100,693
	Flowserve Corp.	2,477,712	94,203
	Fluor Corp.	2,663,869	85,777
	Quanta Services Inc.	2,765,158	83,231
			36,659,982
Information Technology (20.0%)
	Microsoft Corp.	146,457,745	14,875,713
	Apple Inc.	85,426,039	13,475,103
	Visa Inc. Class A	33,298,615	4,393,419
	Intel Corp.	86,484,577	4,058,721
	Cisco Systems Inc.	85,196,774	3,691,576
	Mastercard Inc. Class A	17,217,931	3,248,163
	Oracle Corp.	48,295,933	2,180,561
*	Adobe Inc.	9,249,785	2,092,671
	Broadcom Inc.	7,834,481	1,992,152
*	salesforce.com Inc.	14,496,209	1,985,546
	International Business Machines Corp.	17,221,251	1,957,540
*	PayPal Holdings Inc.	22,329,121	1,877,656
	Texas Instruments Inc.	18,201,450	1,720,037
	Accenture plc Class A	12,079,529	1,703,334
	NVIDIA Corp.	11,558,944	1,543,119
	QUALCOMM Inc.	22,969,654	1,307,203
	Automatic Data Processing Inc.	8,295,138	1,087,659
	Intuit Inc.	4,918,157	968,139
	Cognizant Technology Solutions Corp. Class A	10,972,201	696,515
*	Micron Technology Inc.	21,224,841	673,464
	Fidelity National Information Services Inc.	6,205,227	636,346
	HP Inc.	29,986,763	613,529
	Applied Materials Inc.	18,626,443	609,830
	Analog Devices Inc.	7,013,798	601,994
*	Red Hat Inc.	3,349,145	588,244
*	Fiserv Inc.	7,549,671	554,825
*	Autodesk Inc.	4,149,645	533,686
	TE Connectivity Ltd.	6,499,545	491,561
	Amphenol Corp. Class A	5,709,714	462,601
	Corning Inc.	15,163,861	458,100
	Xilinx Inc.	4,794,978	408,388
	Lam Research Corp.	2,941,010	400,477
	Paychex Inc.	6,056,502	394,581
	Motorola Solutions Inc.	3,099,001	356,509
	Hewlett Packard Enterprise Co.	26,970,197	356,276
^	Microchip Technology Inc.	4,482,459	322,378
*	FleetCor Technologies Inc.	1,680,859	312,169
	Global Payments Inc.	2,999,038	309,291

12

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Advanced Micro Devices Inc.	16,670,013	307,728
*	VeriSign Inc.	2,016,603	299,042
	NetApp Inc.	4,774,759	284,910
	DXC Technology Co.	5,310,304	282,349
	Maxim Integrated Products Inc.	5,252,079	267,068
	KLA-Tencor Corp.	2,901,944	259,695
	Total System Services Inc.	3,182,092	258,672
	Citrix Systems Inc.	2,424,338	248,398
*	Synopsys Inc.	2,829,838	238,386
*	Cadence Design Systems Inc.	5,342,623	232,297
	Symantec Corp.	12,113,840	228,891
*	ANSYS Inc.	1,584,294	226,459
	Skyworks Solutions Inc.	3,361,865	225,312
*	Keysight Technologies Inc.	3,554,085	220,638
*	Gartner Inc.	1,721,042	220,018
	Broadridge Financial Solutions Inc.	2,210,669	212,777
*	Arista Networks Inc.	985,571	207,660
	Western Digital Corp.	5,480,405	202,611
*	Fortinet Inc.	2,741,908	193,113
	Seagate Technology plc	4,931,844	190,320
*	Akamai Technologies Inc.	3,084,398	188,395
*	F5 Networks Inc.	1,149,705	186,287
	Jack Henry & Associates Inc.	1,463,743	185,193
	Juniper Networks Inc.	6,535,701	175,876
*	Qorvo Inc.	2,367,308	143,767
	Western Union Co.	8,385,006	143,048
	Alliance Data Systems Corp.	887,010	133,123
	FLIR Systems Inc.	2,619,317	114,045
	Xerox Corp.	3,924,937	77,557
*	IPG Photonics Corp.	678,622	76,881
			80,169,592
Materials (2.7%)
	DowDuPont Inc.	43,477,540	2,325,179
	Linde plc	10,442,646	1,629,471
	Ecolab Inc.	4,816,379	709,693
	Air Products & Chemicals Inc.	4,159,378	665,708
	Sherwin-Williams Co.	1,561,239	614,285
	LyondellBasell Industries NV Class A	5,961,019	495,718
	PPG Industries Inc.	4,545,880	464,725
	Newmont Mining Corp.	10,095,418	349,806
	International Paper Co.	7,677,192	309,851
	Nucor Corp.	5,950,270	308,284
	Ball Corp.	6,429,896	295,647
	Freeport-McMoRan Inc.	27,445,469	282,963
	International Flavors & Fragrances Inc.	1,920,170	257,821
	Vulcan Materials Co.	2,500,645	247,064
	Celanese Corp. Class A	2,533,833	227,969
	Martin Marietta Materials Inc.	1,188,887	204,334
	Mosaic Co.	6,725,352	196,448
	Eastman Chemical Co.	2,651,826	193,875
	CF Industries Holdings Inc.	4,370,049	190,141
	FMC Corp.	2,549,777	188,582
	Westrock Co.	4,808,191	181,557
^	Albemarle Corp.	2,011,100	154,995
	Packaging Corp. of America	1,789,333	149,338
	Avery Dennison Corp.	1,641,842	147,487
	Sealed Air Corp.	2,971,537	103,528
			10,894,469
Real Estate (2.9%)
	American Tower Corp.	8,346,720	1,320,368
	Simon Property Group Inc.	5,860,830	984,561
	Crown Castle International Corp.	7,860,938	853,934
	Prologis Inc.	11,928,876	700,464
	Public Storage	2,841,332	575,114
	Equinix Inc.	1,523,189	537,015
	Welltower Inc.	7,117,481	494,024
	Equity Residential	6,981,353	460,839
	AvalonBay Communities Inc.	2,619,136	455,861
	Digital Realty Trust Inc.	3,909,234	416,529
	Ventas Inc.	6,755,246	395,790
	Realty Income Corp.	5,593,015	352,584
*	SBA Communications Corp. Class A	2,147,687	347,689
	Boston Properties Inc.	2,927,318	329,470
	Weyerhaeuser Co.	14,201,202	310,438
	Essex Property Trust Inc.	1,252,251	307,064
	HCP Inc.	9,052,416	252,834
*	CBRE Group Inc. Class A	6,010,257	240,651
	Alexandria Real Estate Equities Inc.	2,038,952	234,969
	Host Hotels & Resorts Inc.	14,069,715	234,542
	Extra Space Storage Inc.	2,398,782	217,042
	UDR Inc.	5,225,309	207,027
	Mid-America Apartment Communities Inc.	2,155,657	206,296
	Vornado Realty Trust	3,284,004	203,707
	Regency Centers Corp.	3,208,714	188,287

13

500 Index Fund

		Market
		Value•
	Shares	($000)
Duke Realty Corp.	6,784,916	175,729
Iron Mountain Inc.	5,419,867	175,658
Federal Realty Investment Trust	1,398,701	165,103
Apartment Investment & Management Co.	2,947,391	129,331
SL Green Realty Corp.	1,614,840	127,701
Kimco Realty Corp.	7,979,347	116,897
Macerich Co.	2,003,046	86,692
		11,804,210
Utilities (3.3%)
NextEra Energy Inc.	9,055,989	1,574,112
Duke Energy Corp.	13,507,473	1,165,695
Dominion Energy Inc.	12,436,218	888,692
Southern Co.	19,495,839	856,257
Exelon Corp.	18,322,197	826,331
American Electric Power Co. Inc.	9,342,694	698,273
Sempra Energy	5,185,085	560,974
Public Service Enterprise Group Inc.	9,577,021	498,484
Xcel Energy Inc.	9,738,524	479,817
Consolidated Edison Inc.	5,901,631	451,239
WEC Energy Group Inc.	5,979,680	414,153
Eversource Energy	6,005,874	390,622
PPL Corp.	13,646,719	386,612
DTE Energy Co.	3,447,503	380,260
Edison International	6,174,898	350,549
FirstEnergy Corp.	9,208,603	345,783
American Water Works Co. Inc.	3,423,377	310,740
Ameren Corp.	4,630,479	302,046
Entergy Corp.	3,433,879	295,554
Evergy Inc.	4,994,125	283,516
CenterPoint Energy Inc.	9,500,860	268,209
CMS Energy Corp.	5,371,303	266,685
* PG&E Corp.	9,833,830	233,553
NRG Energy Inc.	5,490,331	217,417
* Alliant Energy Corp.	4,474,811	189,061
AES Corp.	12,540,941	181,342
Pinnacle West Capital Corp.	2,125,498	181,092
NiSource Inc.	6,879,203	174,388
SCANA Corp.	2,706,750	129,329
		13,300,785
Total Common Stocks (Cost $290,571,598)		398,664,480
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 2.530%	21,319,887	2,131,989

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.280%, 2/7/19	10,000	9,976
[4]	United States Treasury Bill, 2.314%, 2/28/19	32,000	31,880
[4]	United States Treasury Bill, 2.365%, 3/21/19	20,000	19,900
[4]	United States Treasury Bill, 2.474%, 5/9/19	28,000	27,762
[4]	United States Treasury Bill, 2.497%, 5/23/19	8,000	7,924
			97,442
Total Temporary Cash Investments (Cost $2,229,269)			2,229,431
Total Investments (100.0%) (Cost $292,800,867)			400,893,911

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	23,100
Receivables for Investment Securities Sold	297,942
Receivables for Accrued Income	467,536
Receivables for Capital Shares Issued	796,468
Variation Margin Receivable—Futures Contracts	14,508
Other Assets	986
Total Other Assets	1,600,540
Liabilities
Payables for Investment Securities Purchased	(444,886)
Collateral for Securities on Loan	(540,005)
Payables for Capital Shares Redeemed	(688,890)
Payables to Vanguard	(113,321)
Total Liabilities	(1,787,102)
Net Assets (100%)	400,707,349

14

500 Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	293,056,767
Total Distributable Earnings (Loss)	107,650,582
Net Assets	400,707,349

Investor Shares—Net Assets
Applicable to 100,077,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,161,935
Net Asset Value Per Share—Investor Shares	$231.44

ETF Shares—Net Assets
Applicable to 394,632,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,639,290
Net Asset Value Per Share—ETF Shares	$229.68

Admiral Shares—Net Assets
Applicable to 995,408,131 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	230,375,373
Net Asset Value Per Share—Admiral Shares	$231.44

Institutional Select Shares—Net Assets
Applicable to 460,963,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,530,751
Net Asset Value Per Share—Institutional Select Shares	$122.64

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $519,980,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $540,005,000 of collateral received for securities on loan.
4	Securities with a value of $87,366,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	16,570	2,075,558	(64,847)

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	8,795,154
Interest[1]	31,767
Securities Lending—Net	3,598
Total Income	8,830,519
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15,468
Management and Administrative—Investor Shares	32,487
Management and Administrative—ETF Shares	19,222
Management and Administrative—Admiral Shares	73,345
Management and Administrative—Institutional Select Shares	3,138
Marketing and Distribution—Investor Shares	4,019
Marketing and Distribution—ETF Shares	4,647
Marketing and Distribution—Admiral Shares	13,909
Marketing and Distribution—Institutional Select Shares	2
Custodian Fees	2,346
Auditing Fees	48
Shareholders’ Reports—Investor Shares	373
Shareholders’ Reports—ETF Shares	782
Shareholders’ Reports—Admiral Shares	1,220
Shareholders’ Reports—Institutional Select Shares	14
Trustees’ Fees and Expenses	275
Total Expenses	171,295
Net Investment Income	8,659,224
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	14,389,018
Futures Contracts	(85,932)
Realized Net Gain (Loss)	14,303,086
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(43,303,022)
Futures Contracts	(75,009)
Change in Unrealized Appreciation (Depreciation)	(43,378,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,415,721)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,057,000, ($358,000), and $33,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $14,063,188,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,659,224	6,543,479
Realized Net Gain (Loss)	14,303,086	6,306,381
Change in Unrealized Appreciation (Depreciation)	(43,378,031)	52,957,229
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,415,721)	65,807,089
Distributions
Net Investment Income
Investor Shares	(474,872)	(502,714)
ETF Shares	(1,812,323)	(1,392,614)
Admiral Shares	(4,653,557)	(4,061,760)
Institutional Select Shares	(1,066,831)	(593,341)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(8,007,583)	(6,550,429)
Capital Share Transactions
Investor Shares	(3,019,824)	(3,875,867)
ETF Shares	14,094,239	14,595,756
Admiral Shares	10,715,967	16,802,846
Institutional Select Shares	15,905,665	22,089,206
Net Increase (Decrease) from Capital Share Transactions	37,696,047	49,611,941
Total Increase (Decrease)	9,272,743	108,868,601
Net Assets
Beginning of Period	391,434,606	282,566,005
End of Period	400,707,349	391,434,606

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$246.82	$206.57	$188.48	$189.89	$170.36
Investment Operations
Net Investment Income	4.896 [1]	4.221 [1]	3.997	3.775	3.326
Net Realized and Unrealized Gain (Loss) on Investments	(15.776)	40.205	18.069	(1.438)	19.507
Total from Investment Operations	(10.880)	44.426	22.066	2.337	22.833
Distributions
Dividends from Net Investment Income	(4.500)	(4.176)	(3.976)	(3.747)	(3.303)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.500)	(4.176)	(3.976)	(3.747)	(3.303)
Net Asset Value, End of Period	$231.44	$246.82	$206.57	$188.48	$189.89

Total Return[2]	-4.52%	21.67%	11.82%	1.25%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,162	$27,656	$26,652	$26,092	$28,040
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.87%	2.05%	2.00%	1.88%
Portfolio Turnover Rate[3]	4%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$244.94	$205.00	$187.05	$188.45	$169.07
Investment Operations
Net Investment Income	5.196 [1]	4.434 [1]	4.155	3.958	3.518
Net Realized and Unrealized Gain (Loss) on Investments	(15.719)	39.874	17.933	(1.427)	19.352
Total from Investment Operations	(10.523)	44.308	22.088	2.531	22.870
Distributions
Dividends from Net Investment Income	(4.737)	(4.368)	(4.138)	(3.931)	(3.490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.737)	(4.368)	(4.138)	(3.931)	(3.490)
Net Asset Value, End of Period	$229.68	$244.94	$205.00	$187.05	$188.45

Total Return	-4.42%	21.78%	11.93%	1.35%	13.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,639	$83,640	$56,648	$40,440	$27,630
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.97%	2.15%	2.11%	2.00%
Portfolio Turnover Rate[2]	4%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$246.82	$206.57	$188.48	$189.89	$170.36
Investment Operations
Net Investment Income	5.181 [1]	4.458 [1]	4.185	3.990	3.544
Net Realized and Unrealized Gain (Loss) on Investments	(15.808)	40.193	18.074	(1.439)	19.503
Total from Investment Operations	(10.627)	44.651	22.259	2.551	23.047
Distributions
Dividends from Net Investment Income	(4.753)	(4.401)	(4.169)	(3.961)	(3.517)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.753)	(4.401)	(4.169)	(3.961)	(3.517)
Net Asset Value, End of Period	$231.44	$246.82	$206.57	$188.48	$189.89

Total Return[2]	-4.43%	21.79%	11.93%	1.36%	13.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$230,375	$235,232	$181,513	$152,740	$143,043
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.97%	2.15%	2.11%	2.00%
Portfolio Turnover Rate[3]	4%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

Institutional Select Shares

			June 24,
	Year Ended		2016[1] to
	Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	2.808 [2]	2.423 [2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	(8.400)	21.283	9.859
Total from Investment Operations	(5.592)	23.706	11.059
Distributions
Dividends from Net Investment Income	(2.558)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.558)	(2.366)	(1.179)
Net Asset Value, End of Period	$122.64	$130.79	$109.45

Total Return	-4.40%	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,531	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.08%	2.00%	2.26%[3]
Portfolio Turnover Rate[4]	4%	3%	4%[5]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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500 Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

23

500 Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $23,100,000, representing 0.01% of the fund’s net assets and 9.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,664,480	—	—
Temporary Cash Investments	2,131,989	97,442	—
Futures Contracts—Assets[1]	14,508	—	—
Total	400,810,977	97,442	—

1	Represents variation margin on the last day of the reporting period.

24

500 Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	14,063,188
Total Distributable Earnings (Loss)	(14,063,188)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	660,893
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(996,573)
Net Unrealized Gains (Losses)	108,093,044

* The fund used capital loss carryforwards of $164,889,000 to offset taxable capital gains realized during the year ended December 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	292,800,867
Gross Unrealized Appreciation	134,554,192
Gross Unrealized Depreciation	(26,461,148)
Net Unrealized Appreciation (Depreciation)	108,093,044

E. During the year ended December 31, 2018, the fund purchased $74,314,407,000 of investment securities and sold $36,727,631,000 of investment securities, other than temporary cash investments. Purchases and sales include $47,248,097,000 and $21,334,284,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

500 Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,739,073	14,707	4,064,839	18,044
Issued in Lieu of Cash Distributions	444,813	1,788	473,688	2,063
Redeemed	(7,203,710)	(28,466)	(8,414,394)	(37,077)
Net Increase (Decrease)—Investor Shares	(3,019,824)	(11,971)	(3,875,867)	(16,970)
ETF Shares
Issued	33,022,329	130,065	23,401,120	104,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(18,928,090)	(76,900)	(8,805,364)	(38,950)
Net Increase (Decrease)—ETF Shares	14,094,239	53,165	14,595,756	65,130
Admiral Shares
Issued	40,632,052	160,485	38,394,575	170,114
Issued in Lieu of Cash Distributions	4,116,552	16,541	3,598,566	15,616
Redeemed	(34,032,637)	(134,667)	(25,190,295)	(111,384)
Net Increase (Decrease)—Admiral Shares	10,715,967	42,359	16,802,846	74,346
Institutional Select Shares
Issued	19,415,700	143,348	22,971,601	188,566
Issued in Lieu of Cash Distributions	1,066,831	8,093	593,340	4,807
Redeemed	(4,576,866)	(33,838)	(1,475,735)	(12,216)
Net Increase (Decrease)—Institutional Select Shares	15,905,665	117,603	22,089,206	181,157

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

27

Special 2018 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $8,007,583,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.5% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q400 022019

Annual Report | December 31, 2018

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Small-Cap Index Fund	6

Small-Cap Growth Index Fund	27

Small-Cap Value Index Fund	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2018, returns for Vanguard’s three small-capitalization U.S. stock index funds ranged from about –6% for Vanguard Small-Cap Growth Index Fund to about –12% for Vanguard Small-Cap Value Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned about –9%. Each fund closely tracked its target index.

•   Growth stocks held up notably better than value stocks, while large-capitalization stocks led mid- and small-caps.

•   Financial and industrial stocks detracted most from the Small-Cap Index and Value Index Funds’ results. Oil and gas stocks and financial stocks detracted most from the Growth Index Fund’s returns. Technology was the top-performing sector for the Small-Cap Index and Growth Index Funds, while utilities contributed most to the Value Index Fund.

•   Please note that in November, Vanguard lowered the investment minimum for the funds’ Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$855.08	$0.79
ETF Shares	1,000.00	855.64	0.23
Admiral™ Shares	1,000.00	855.66	0.23
Institutional Shares	1,000.00	855.58	0.19
Institutional Plus Shares	1,000.00	855.67	0.14
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$860.11	$0.89
ETF Shares	1,000.00	860.61	0.33
Admiral Shares	1,000.00	860.68	0.33
Institutional Shares	1,000.00	860.49	0.28
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$850.91	$0.89
ETF Shares	1,000.00	851.45	0.33
Admiral Shares	1,000.00	851.34	0.33
Institutional Shares	1,000.00	851.21	0.28

4

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2018	12/31/2018	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

5

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Investor Shares	-9.43%	5.12%	13.42%	$35,240
Spliced Small-Cap Index	-9.33	5.24	13.53	35,580
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	-9.30%	5.26%	13.57%	$35,713
Spliced Small-Cap Index	-9.33	5.24	13.53	35,580
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

6

Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	-9.31%	5.25%	13.57%	$35,713
Spliced Small-Cap Index	-9.33	5.24	13.53	35,580
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	-9.32%	5.26%	13.60%	$17,892,408
Spliced Small-Cap Index	-9.33	5.24	13.53	17,789,871
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	-9.30%	5.28%	9.47%	$206,996,900
Spliced Small-Cap Index	-9.33	5.24	9.42	206,122,720
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	11.03	231,848,690

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price	-9.38%	29.12%	258.40%
Small-Cap Index Fund ETF Shares Net Asset Value	-9.30	29.20	257.13
Spliced Small-Cap Index	-9.33	29.11	255.80

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

7

Small-Cap Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	3.8%
Consumer Goods	6.7
Consumer Services	12.5
Financials	26.3
Health Care	11.2
Industrials	19.7
Oil & Gas	3.5
Other	0.0
Technology	12.1
Telecommunications	0.5
Utilities	3.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

8

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	3,417,008	200,852	0.3%
Basic Materials—Other †		2,743,440	3.5%
		2,944,292	3.8%
Consumer Goods
* US Foods Holding Corp.	5,594,238	177,002	0.2%
Consumer Goods—Other †		4,963,121	6.4%
		5,140,123	6.6%
Consumer Services
* Burlington Stores Inc.	1,735,309	282,283	0.4%
Service Corp. International	4,424,881	178,146	0.2%
* Bright Horizons Family Solutions Inc.	1,494,401	166,551	0.2%
KAR Auction Services Inc.	3,464,303	165,317	0.2%
Foot Locker Inc.	2,957,774	157,354	0.2%
Consumer Services—Other †		8,689,427	11.2%
		9,639,078	12.4%
Financials
WP Carey Inc.	4,147,085	270,971	0.3%
Sun Communities Inc.	2,112,094	214,821	0.3%
Equity LifeStyle Properties Inc.	2,079,514	201,983	0.3%
National Retail Properties Inc.	4,097,141	198,752	0.3%
MarketAxess Holdings Inc.	919,471	194,293	0.3%
Omega Healthcare Investors Inc.	5,166,731	181,611	0.2%
Apartment Investment & Management Co.	4,008,945	175,912	0.2%
Gaming and Leisure Properties Inc.	5,236,743	169,199	0.2%
Brown & Brown Inc.	6,110,079	168,394	0.2%
Kilroy Realty Corp.	2,593,976	163,109	0.2%
East West Bancorp Inc.	3,732,254	162,465	0.2%
Liberty Property Trust	3,805,606	159,379	0.2%
Financials—Other †		18,113,107	23.2%
		20,373,996	26.1%

9

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	STERIS plc	2,175,639	232,467	0.3%
*	Exact Sciences Corp.	3,164,090	199,654	0.3%
*	Sarepta Therapeutics Inc.	1,727,734	188,548	0.3%
	West Pharmaceutical Services Inc.	1,907,306	186,973	0.2%
*	Molina Healthcare Inc.	1,525,900	177,340	0.2%
*	Ionis Pharmaceuticals Inc.	3,180,326	171,928	0.2%
*	Neurocrine Biosciences Inc.	2,334,629	166,716	0.2%
	Health Care—Other †		7,339,429	9.4%
			8,663,055	11.1%
Industrials
	IDEX Corp.	1,974,958	249,358	0.3%
	PerkinElmer Inc.	2,863,867	224,957	0.3%
*	Zebra Technologies Corp.	1,385,293	220,580	0.3%
	Lennox International Inc.	985,277	215,638	0.3%
	Spirit AeroSystems Holdings Inc. Class A	2,741,999	197,671	0.3%
	Allegion plc	2,447,328	195,077	0.2%
*	Teledyne Technologies Inc.	882,468	182,733	0.2%
	Graco Inc.	4,285,124	179,332	0.2%
*	HD Supply Holdings Inc.	4,493,445	168,594	0.2%
*	Berry Global Group Inc.	3,378,514	160,581	0.2%
	Booz Allen Hamilton Holding Corp. Class A	3,481,584	156,915	0.2%
	Industrials—Other †		13,061,763	16.8%
			15,213,199	19.5%

Oil & Gas †			2,691,913	3.5%

§,1Other †			3,766	0.0%

Technology
*	PTC Inc.	2,749,843	227,962	0.3%
*	Tableau Software Inc. Class A	1,842,057	221,047	0.3%
	Leidos Holdings Inc.	3,855,779	203,277	0.3%
*	Ultimate Software Group Inc.	764,780	187,272	0.2%
*	ON Semiconductor Corp.	10,837,107	178,921	0.2%
*	Tyler Technologies Inc.	949,513	176,438	0.2%
*,^	Twilio Inc. Class A	1,936,853	172,961	0.2%
*	Guidewire Software Inc.	2,081,266	166,980	0.2%
*	Integrated Device Technology Inc.	3,321,390	160,855	0.2%
*	Paycom Software Inc.	1,282,752	157,073	0.2%
§	Technology—Other †		7,525,263	9.7%
			9,378,049	12.0%

Telecommunications †			403,403	0.5%

Utilities
	NRG Energy Inc.	7,092,100	280,847	0.4%
	Atmos Energy Corp.	2,877,890	266,838	0.3%
	UGI Corp.	4,488,985	239,487	0.3%
	Utilities—Other †		2,086,855	2.7%
			2,874,027	3.7%
Total Common Stocks (Cost $70,472,989)			77,324,901	99.2%[2]

10

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.530%	17,173,921	1,717,392	2.2%

5U.S. Government and Agency Obligations †			74,815	0.1%
Total Temporary Cash Investments (Cost $1,792,097)			1,792,207	2.3%[2]
Total Investments (Cost $72,265,086)			79,117,108	101.5%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,571
Receivables for Investment Securities Sold	168,443
Receivables for Accrued Income	136,179
Receivables for Capital Shares Issued	190,648
Variation Margin Receivable—Futures Contracts	5,975
Other Assets[6]	13,187
Total Other Assets	519,003	0.7%
Liabilities
Payables for Investment Securities Purchased	(333,503)
Collateral for Securities on Loan	(1,062,476)
Payables for Capital Shares Redeemed	(263,767)
Payables to Vanguard	(26,397)
Unrealized Depreciation—Swap Contracts	(2,506)
Total Liabilities	(1,688,649)	(2.2%	)
Net Assets	77,947,462	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	72,234,857
Total Distributable Earnings (Loss)	5,712,605
Net Assets	77,947,462

Investor Shares—Net Assets
Applicable to 52,714,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,332,031
Net Asset Value Per Share—Investor Shares	$63.21

ETF Shares—Net Assets
Applicable to 158,508,751 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,914,209
Net Asset Value Per Share—ETF Shares	$131.94

11

Small-Cap Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 496,340,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,381,943
Net Asset Value Per Share—Admiral Shares	$63.23

Institutional Shares—Net Assets
Applicable to 228,607,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,453,676
Net Asset Value Per Share—Institutional Shares	$63.22

Institutional Plus Shares—Net Assets
Applicable to 43,101,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,865,603
Net Asset Value Per Share—Institutional Plus Shares	$182.49

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $992,396,000.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $1,062,476,000 of collateral received for securities on loan.

5	Securities with a value of $32,375,000 have been segregated as initial margin for open futures contracts.

6	Cash of $3,180,000 has been segregated as collateral for open over-the-counter swap contracts.

12

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	4,850	327,133	(14,423)
E-mini S&P Mid-Cap 400 Index	March 2019	1,755	291,716	(12,925)
				(27,348)

Total Return Swaps

				Floating		Value and
				Interest		Unrealized
			Notional	Rate		Appreciation
	Termination		Amount	Received		(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid)	[1]	($000)
SLM Corp.	2/4/19	GSI	34,255	(2.870%)		(798)
VICI Properties Inc.	2/4/19	GSI	48,580	(3.270%)		(1,708)
						(2,506)

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	1,291,616
Interest[1]	14,264
Securities Lending—Net	34,385
Total Income	1,340,265
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,204
Management and Administrative—Investor Shares	6,008
Management and Administrative—ETF Shares	8,101
Management and Administrative—Admiral Shares	12,361
Management and Administrative—Institutional Shares	4,789
Management and Administrative—Institutional Plus Shares	2,028
Marketing and Distribution—Investor Shares	658
Marketing and Distribution—ETF Shares	1,097
Marketing and Distribution—Admiral Shares	2,403
Marketing and Distribution—Institutional Shares	378
Marketing and Distribution—Institutional Plus Shares	89
Custodian Fees	1,059
Auditing Fees	43
Shareholders’ Reports—Investor Shares	84
Shareholders’ Reports—ETF Shares	662
Shareholders’ Reports—Admiral Shares	411
Shareholders’ Reports—Institutional Shares	200
Shareholders’ Reports—Institutional Plus Shares	72
Trustees’ Fees and Expenses	58
Total Expenses	45,705
Net Investment Income	1,294,560
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,118,540
Futures Contracts	(61,713)
Swap Contracts	(16,271)
Realized Net Gain (Loss)	6,040,556
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(15,387,185)
Futures Contracts	(30,035)
Swap Contracts	(2,145)
Change in Unrealized Appreciation (Depreciation)	(15,419,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,084,249)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,422,000, ($218,000), and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,931,294,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,294,560	1,136,430
Realized Net Gain (Loss)	6,040,556	4,116,255
Change in Unrealized Appreciation (Depreciation)	(15,419,365)	6,445,844
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,084,249)	11,698,529
Distributions
Net Investment Income
Investor Shares	(53,605)	(57,529)
ETF Shares	(338,290)	(280,715)
Admiral Shares	(513,969)	(451,429)
Institutional Shares	(239,319)	(208,650)
Institutional Plus Shares	(138,982)	(129,060)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,284,165)	(1,127,383)
Capital Share Transactions
Investor Shares	(629,069)	(653,015)
ETF Shares	1,850,347	2,848,082
Admiral Shares	1,357,792	1,795,522
Institutional Shares	895,441	370,934
Institutional Plus Shares	(793,473)	260,540
Net Increase (Decrease) from Capital Share Transactions	2,681,038	4,622,063
Total Increase (Decrease)	(6,687,376)	15,193,209
Net Assets
Beginning of Period	84,634,838	69,441,629
End of Period	77,947,462	84,634,838

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$70.76	$61.75	$53.03	$55.86	$52.69
Investment Operations
Net Investment Income	.967[1]	.876[1]	.843	.727	.730
Net Realized and Unrealized Gain (Loss)
on Investments	(7.552)	9.011	8.734	(2.840)	3.148
Total from Investment Operations	(6.585)	9.887	9.577	(2.113)	3.878
Distributions
Dividends from Net Investment Income	(.965)	(.877)	(.857)	(.717)	(.708)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.965)	(.877)	(.857)	(.717)	(.708)
Net Asset Value, End of Period	$63.21	$70.76	$61.75	$53.03	$55.86

Total Return[2]	-9.43%	16.10%	18.17%	-3.78%	7.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,332	$4,345	$4,401	$4,058	$4,606
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.36%	1.55%	1.33%	1.40%
Portfolio Turnover Rate[3]	15%	15%	14%	11%	10%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$147.71	$128.90	$110.71	$116.61	$110.02
Investment Operations
Net Investment Income	2.239[1]	2.037[1]	1.899	1.668	1.707
Net Realized and Unrealized Gain (Loss) on Investments	(15.808)	18.768	18.221	(5.931)	6.556
Total from Investment Operations	(13.569)	20.805	20.120	(4.263)	8.263
Distributions
Dividends from Net Investment Income	(2.201)	(1.995)	(1.930)	(1.637)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.201)	(1.995)	(1.930)	(1.637)	(1.673)
Net Asset Value, End of Period	$131.94	$147.71	$128.90	$110.71	$116.61

Total Return	-9.30%	16.24%	18.31%	-3.65%	7.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,914	$21,605	$16,153	$11,478	$9,833
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.48%	1.67%	1.45%	1.54%
Portfolio Turnover Rate[2]	15%	15%	14%	11%	10%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$70.78	$61.77	$53.05	$55.87	$52.72
Investment Operations
Net Investment Income	1.067[1]	.970[1]	.910	.797	.817
Net Realized and Unrealized Gain (Loss) on Investments	(7.563)	8.997	8.733	(2.833)	3.133
Total from Investment Operations	(6.496)	9.967	9.643	(2.036)	3.950
Distributions
Dividends from Net Investment Income	(1.054)	(.957)	(.923)	(.784)	(.800)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.054)	(.957)	(.923)	(.784)	(.800)
Net Asset Value, End of Period	$63.23	$70.78	$61.77	$53.05	$55.87

Total Return[2]	-9.31%	16.24%	18.30%	-3.64%	7.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,382	$33,801	$27,778	$21,441	$20,034
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.48%	1.67%	1.45%	1.54%
Portfolio Turnover Rate[3]	15%	15%	14%	11%	10%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$70.78	$61.77	$53.05	$55.87	$52.71
Investment Operations
Net Investment Income	1.076[1]	.975[1]	.915	.803	.821
Net Realized and Unrealized Gain (Loss)
on Investments	(7.575)	8.998	8.734	(2.834)	3.144
Total from Investment Operations	(6.499)	9.973	9.649	(2.031)	3.965
Distributions
Dividends from Net Investment Income	(1.061)	(.963)	(.929)	(.789)	(.805)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.061)	(.963)	(.929)	(.789)	(.805)
Net Asset Value, End of Period	$63.22	$70.78	$61.77	$53.05	$55.87

Total Return	-9.32%	16.25%	18.32%	-3.63%	7.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,454	$15,352	$13,030	$10,036	$9,975
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.49%	1.68%	1.46%	1.55%
Portfolio Turnover Rate[2]	15%	15%	14%	11%	10%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$204.30	$178.28	$153.11	$161.27	$152.16
Investment Operations
Net Investment Income	3.102[1]	2.835[1]	2.660	2.353	2.405
Net Realized and Unrealized Gain (Loss)
on Investments	(21.825)	25.980	25.213	(8.203)	9.062
Total from Investment Operations	(18.723)	28.815	27.873	(5.850)	11.467
Distributions
Dividends from Net Investment Income	(3.087)	(2.795)	(2.703)	(2.310)	(2.357)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.087)	(2.795)	(2.703)	(2.310)	(2.357)
Net Asset Value, End of Period	$182.49	$204.30	$178.28	$153.11	$161.27

Total Return	-9.30%	16.27%	18.33%	-3.62%	7.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,866	$9,531	$8,080	$6,925	$6,024
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.50%	1.69%	1.48%	1.57%
Portfolio Turnover Rate[2]	15%	15%	14%	11%	10%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

21

Small-Cap Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

22

Small-Cap Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $4,571,000, representing 0.01% of the fund’s net assets and 1.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	77,321,135	—	3,766
Temporary Cash Investments	1,717,392	74,815	—
Futures Contracts—Assets[1]	5,975	—	—
Swap Contracts—Liabilities	—	(2,506)	—
Total	79,044,502	72,309	3,766

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period

24

Small-Cap Index Fund

end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	5,327,097
Total Distributable Earnings (Loss)	(5,327,097)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts, swap agreements, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	18,123
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(1,114,310)
Net Unrealized Gains (Losses)	6,847,729

*	The fund used capital loss carryforwards of $52,083,000 to offset taxable capital gains realized during the year ended December 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	72,269,379
Gross Unrealized Appreciation	16,376,020
Gross Unrealized Depreciation	(9,528,291)
Net Unrealized Appreciation (Depreciation)	6,847,729

E. During the year ended December 31, 2018, the fund purchased $27,138,158,000 of investment securities and sold $24,357,534,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,198,655,000 and $11,453,341,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $2,239,765,000 and $2,560,703,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

25

Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	587,503	8,034	691,920	10,613
Issued in Lieu of Cash Distributions	50,656	725	54,687	821
Redeemed	(1,267,228)	(17,455)	(1,399,622)	(21,293)
Net Increase (Decrease)—Investor Shares	(629,069)	(8,696)	(653,015)	(9,859)
ETF Shares
Issued	13,439,385	86,521	9,320,075	67,574
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,589,038)	(74,275)	(6,471,993)	(46,625)
Net Increase (Decrease)—ETF Shares	1,850,347	12,246	2,848,082	20,949
Admiral Shares
Issued	7,056,077	97,331	6,792,440	103,995
Issued in Lieu of Cash Distributions	460,730	6,590	406,244	6,084
Redeemed	(6,159,015)	(85,107)	(5,403,162)	(82,274)
Net Increase (Decrease)—Admiral Shares	1,357,792	18,814	1,795,522	27,805
Institutional Shares
Issued	3,820,210	52,425	3,318,653	50,778
Issued in Lieu of Cash Distributions	227,800	3,259	199,657	2,992
Redeemed	(3,152,569)	(43,975)	(3,147,376)	(47,830)
Net Increase (Decrease)—Institutional Shares	895,441	11,709	370,934	5,940
Institutional Plus Shares
Issued	1,060,207	5,115	1,569,273	8,268
Issued in Lieu of Cash Distributions	138,407	682	126,704	658
Redeemed	(1,992,087)	(9,346)	(1,435,437)	(7,598)
Net Increase (Decrease)—Institutional Plus Shares	(793,473)	(3,549)	260,540	1,328

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

26

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Investor Shares	-5.80%	5.11%	14.27%	$37,967
Spliced Small-Cap Growth Index	-5.68	5.19	14.33	38,167
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	-5.68%	5.25%	14.42%	$38,467
Spliced Small-Cap Growth Index	-5.68	5.19	14.33	38,167
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

27

Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares	-5.68%	5.24%	11.93%	$22,671
Spliced Small-Cap Growth Index	-5.68	5.19	11.85	22,545
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.07	24,403

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional Shares	-5.69%	5.25%	14.45%	$19,275,636
Spliced Small-Cap Growth Index	-5.68	5.19	14.33	19,083,624
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund ETF Shares Market Price	-5.78%	29.03%	285.51%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	-5.68	29.13	284.67
Spliced Small-Cap Growth Index	-5.68	28.81	281.67

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

28

Small-Cap Growth Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	1.8%
Consumer Goods	5.9
Consumer Services	13.2
Financials	17.3
Health Care	19.2
Industrials	19.3
Oil & Gas	3.5
Other	0.0
Technology	18.6
Telecommunications	0.3
Utilities	0.9
The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

29

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials
	Royal Gold Inc.	951,473	81,494	0.4%
	Basic Materials—Other †		272,132	1.4%
			353,626	1.8%
Consumer Goods
*	Middleby Corp.	811,113	83,326	0.4%
	Pool Corp.	555,563	82,584	0.4%
*	Post Holdings Inc.	918,596	81,874	0.4%
	Consumer Goods—Other †		944,092	4.7%
			1,191,876	5.9%
Consumer Services
*	Burlington Stores Inc.	979,054	159,263	0.8%
*	Bright Horizons Family Solutions Inc	843,391	93,996	0.5%
*	Liberty Media Corp-Liberty Formula One	2,798,393	85,911	0.4%
*	Five Below Inc.	809,388	82,817	0.4%
*	Etsy Inc.	1,661,926	79,058	0.4%
	Consumer Services—Other †		2,150,208	10.6%
			2,651,253	13.1%
Financials
	Sun Communities Inc.	1,191,551	121,193	0.6%
	Equity LifeStyle Properties Inc.	1,173,126	113,946	0.6%
	MarketAxess Holdings Inc.	518,698	109,606	0.5%
	VICI Properties Inc.	5,301,957	99,571	0.5%
	Kilroy Realty Corp.	1,463,407	92,019	0.5%
	Lamar Advertising Co. Class A	1,235,795	85,492	0.4%
	Medical Properties Trust Inc.	5,300,350	85,230	0.4%
	American Campus Communities Inc.	1,990,292	82,378	0.4%
	CyrusOne Inc.	1,537,136	81,284	0.4%
	Douglas Emmett Inc.	2,344,895	80,031	0.4%
	Financials—Other †		2,532,253	12.6%
			3,483,003	17.3%

30

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Exact Sciences Corp.	1,785,007	112,634	0.6%
*	Sarepta Therapeutics Inc.	974,682	106,367	0.5%
	West Pharmaceutical Services Inc.	1,075,938	105,474	0.5%
*	Ionis Pharmaceuticals Inc.	1,798,282	97,215	0.5%
*	Neurocrine Biosciences Inc.	1,317,060	94,051	0.5%
*	Exelixis Inc.	4,342,442	85,416	0.4%
	Bio-Techne Corp.	548,511	79,380	0.4%
	Health Care—Other †		3,194,806	15.8%
			3,875,343	19.2%
Industrials
*	Zebra Technologies Corp.	781,459	124,432	0.6%
	Lennox International Inc.	555,818	121,646	0.6%
*	Teledyne Technologies Inc.	497,819	103,083	0.5%
	Graco Inc.	2,417,337	101,166	0.5%
*	HD Supply Holdings Inc.	2,534,876	95,109	0.5%
*	Berry Global Group Inc.	1,905,535	90,570	0.5%
*	WEX Inc.	626,037	87,683	0.4%
	Nordson Corp.	717,935	85,686	0.4%
	National Instruments Corp.	1,827,301	82,923	0.4%
	Toro Co.	1,456,075	81,365	0.4%
	Industrials—Other †		2,921,765	14.5%
			3,895,428	19.3%

Oil & Gas †			713,418	3.5%

§,1Other †			137	0.0%

Technology
*	PTC Inc.	1,551,275	128,601	0.6%
*	Tableau Software Inc. Class A	1,039,186	124,702	0.6%
*	Ultimate Software Group Inc.	431,450	105,649	0.5%
*	Tyler Technologies Inc.	535,683	99,541	0.5%
*	Twilio Inc. Class A	1,092,609	97,570	0.5%
*	Guidewire Software Inc.	1,176,558	94,395	0.5%
*	Integrated Device Technology Inc.	1,873,868	90,751	0.5%
*	Paycom Software Inc.	723,616	88,607	0.5%
*	EPAM Systems Inc.	745,220	86,453	0.4%
*	Zendesk Inc.	1,476,926	86,208	0.4%
*	Okta Inc.	1,339,170	85,439	0.4%
*	Aspen Technology Inc.	1,027,886	84,472	0.4%
*	Nutanix Inc.	1,945,841	80,927	0.4%
	Technology—Other †		2,491,374	12.4%
			3,744,689	18.6%

Telecommunications †			66,984	0.3%

Utilities
	NRG Energy Inc.	1,996,809	79,074	0.4%
	Utilities—Other †		95,888	0.5%
			174,962	0.9%
Total Common Stocks (Cost $18,037,211)			20,150,719	99.9%[2]

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.530%	3,103,237	310,324	1.6%

5U.S. Government and Agency Obligations †			2,974	0.0%
Total Temporary Cash Investments (Cost $313,273)			313,298	1.6%[2]
[6]Total Investments (Cost $18,350,484)			20,464,017	101.5%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,187
Receivables for Investment Securities Sold	22,207
Receivables for Accrued Income	22,139
Receivables for Capital Shares Issued	19,494
Variation Margin Receivable—Futures Contracts	150
Other Assets[7]	3,208
Total Other Assets	68,385	0.3%
Liabilities
Payables for Investment Securities Purchased	(218)
Collateral for Securities on Loan	(298,687)
Payables for Capital Shares Redeemed	(60,454)
Payables to Vanguard	(7,916)
Unrealized Depreciation—Swap Contracts	(347)
Other Liabilities	(195)
Total Liabilities	(367,817)	(1.8%	)
Net Assets	20,164,585	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	19,340,969
Total Distributable Earnings (Loss)	823,616
Net Assets	20,164,585

Investor Shares—Net Assets
Applicable to 34,491,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,461,005
Net Asset Value Per Share—Investor Shares	$42.36

ETF Shares—Net Assets
Applicable to 48,387,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,285,619
Net Asset Value Per Share—ETF Shares	$150.57

32

Small-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 161,677,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,560,309
Net Asset Value Per Share—Admiral Shares	$52.95

Institutional Shares—Net Assets
Applicable to 67,393,350 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,857,652
Net Asset Value Per Share—Institutional Shares	$42.40

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $298,687,000 of collateral received for securities on loan.
5	Securities with a value of $1,239,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $285,856,000.
7	Cash of $870,000 has been segregated as collateral for open over-the-counter swap contracts.

33

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	210		14,165	220
E-mini S&P Mid-Cap 400 Index	March 2019	40		6,649	(295)
					(75)

Total Return Swaps
				Floating		Value and
				Interest		Unrealized
			Notional	Rate		Appreciation
	Termination		Amount	Received		(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)
VICI Properties Inc.	2/4/19	GSCM	9,870	(3.270%	)	(347)

GSCM—Goldman Sachs Capital Management.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	164,844
Interest[1]	1,140
Securities Lending—Net	10,213
Total Income	176,197
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,168
Management and Administrative—Investor Shares	2,804
Management and Administrative—ETF Shares	3,617
Management and Administrative—Admiral Shares	4,488
Management and Administrative—Institutional Shares	1,424
Marketing and Distribution—Investor Shares	281
Marketing and Distribution—ETF Shares	377
Marketing and Distribution—Admiral Shares	620
Marketing and Distribution—Institutional Shares	82
Custodian Fees	252
Auditing Fees	42
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—ETF Shares	403
Shareholders’ Reports—Admiral Shares	113
Shareholders’ Reports—Institutional Shares	71
Trustees’ Fees and Expenses	16
Total Expenses	17,801
Net Investment Income	158,396
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,303,444
Futures Contracts	(6,400)
Swap Contracts	(1,224)
Realized Net Gain (Loss)	2,295,820
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,710,699)
Futures Contracts	(588)
Swap Contracts	(347)
Change in Unrealized Appreciation (Depreciation)	(3,711,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,257,418)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,014,000, ($35,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,400,478,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	158,396	170,629
Realized Net Gain (Loss)	2,295,820	1,104,653
Change in Unrealized Appreciation (Depreciation)	(3,711,634)	2,519,238
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,257,418)	3,794,520
Distributions
Net Investment Income
Investor Shares	(9,967)	(13,772)
ETF Shares	(56,509)	(56,419)
Admiral Shares	(66,784)	(69,320)
Institutional Shares	(23,981)	(30,608)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(157,241)	(170,119)
Capital Share Transactions
Investor Shares	(266,009)	(378,549)
ETF Shares	846,790	471,885
Admiral Shares	470,431	625,740
Institutional Shares	(687,407)	77,858
Net Increase (Decrease) from Capital Share Transactions	363,805	796,934
Total Increase (Decrease)	(1,050,854)	4,421,335
Net Assets
Beginning of Period	21,215,439	16,794,104
End of Period	20,164,585	21,215,439

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$45.24	$37.43	$34.18	$35.40	$34.37
Investment Operations
Net Investment Income	.274[1]	.315[1]	.355	.292	.303
Net Realized and Unrealized Gain (Loss)
on Investments	(2.879)	7.814	3.257	(1.225)	1.029
Total from Investment Operations	(2.605)	8.129	3.612	(.933)	1.332
Distributions
Dividends from Net Investment Income	(.275)	(.319)	(.362)	(.287)	(.302)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.275)	(.319)	(.362)	(.287)	(.302)
Net Asset Value, End of Period	$42.36	$45.24	$37.43	$34.18	$35.40

Total Return[2]	-5.80%	21.78%	10.61%	-2.64%	3.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,461	$1,816	$1,850	$1,986	$2,326
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.78%	1.03%	0.82%	0.87%
Portfolio Turnover Rate[3]	22%	19%	27%	23%	26%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$160.81	$133.07	$121.53	$125.88	$122.23
Investment Operations
Net Investment Income	1.214[1]	1.320[1]	1.416	1.202	1.277
Net Realized and Unrealized Gain (Loss)
on Investments	(10.263)	27.731	11.563	(4.362)	3.643
Total from Investment Operations	(9.049)	29.051	12.979	(3.160)	4.920
Distributions
Dividends from Net Investment Income	(1.191)	(1.311)	(1.439)	(1.190)	(1.270)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.191)	(1.311)	(1.439)	(1.190)	(1.270)
Net Asset Value, End of Period	$150.57	$160.81	$133.07	$121.53	$125.88

Total Return	-5.68%	21.90%	10.74%	-2.51%	4.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,286	$6,981	$5,328	$4,422	$3,900
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.90%	1.15%	0.94%	1.01%
Portfolio Turnover Rate[2]	22%	19%	27%	23%	26%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$56.55	$46.79	$42.73	$44.26	$42.98
Investment Operations
Net Investment Income	.423[1]	.465[1]	.496	.421	.449
Net Realized and Unrealized Gain (Loss)
on Investments	(3.605)	9.755	4.069	(1.534)	1.277
Total from Investment Operations	(3.182)	10.220	4.565	(1.113)	1.726
Distributions
Dividends from Net Investment Income	(.418)	(.460)	(.505)	(.417)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.418)	(.460)	(.505)	(.417)	(.446)
Net Asset Value, End of Period	$52.95	$56.55	$46.79	$42.73	$44.26

Total Return[2]	-5.68%	21.92%	10.73%	-2.52%	4.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,560	$8,729	$6,648	$5,933	$5,434
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.90%	1.15%	0.94%	1.01%
Portfolio Turnover Rate[3]	22%	19%	27%	23%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$45.29	$37.47	$34.22	$35.45	$34.42
Investment Operations
Net Investment Income	.335[1]	.375[1]	.401	.341	.362
Net Realized and Unrealized Gain (Loss)
on Investments	(2.886)	7.818	3.257	(1.234)	1.028
Total from Investment Operations	(2.551)	8.193	3.658	(.893)	1.390
Distributions
Dividends from Net Investment Income	(.339)	(.373)	(.408)	(.337)	(.360)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.339)	(.373)	(.408)	(.337)	(.360)
Net Asset Value, End of Period	$42.40	$45.29	$37.47	$34.22	$35.45

Total Return	-5.69%	21.94%	10.74%	-2.52%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,858	$3,690	$2,969	$2,793	$3,685
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.91%	1.16%	0.95%	1.02%
Portfolio Turnover Rate[2]	22%	19%	27%	23%	26%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

41

Small-Cap Growth Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

42

Small-Cap Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution

43

Small-Cap Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,187,000, representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,150,582	—	137
Temporary Cash Investments	310,324	2,974	—
Futures Contracts—Assets[1]	150	—	—
Swap Contracts—Liabilities	—	(347)	—
Total	20,461,056	2,627	137

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period

44

Small-Cap Growth Index Fund

end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,139,360
Total Distributable Earnings (Loss)	(2,139,360)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, swap agreements, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	1,029
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,282,222)
Net Unrealized Gains (Losses)	2,113,532

At December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	18,350,485
Gross Unrealized Appreciation	4,496,299
Gross Unrealized Depreciation	(2,382,767)
Net Unrealized Appreciation (Depreciation)	2,113,532

E. During the year ended December 31, 2018, the fund purchased $9,693,208,000 of investment securities and sold $9,248,760,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,556,864,000 and $4,247,783,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $1,056,093,000 and $1,955,712,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

45

Small-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	326,985	6,728	313,705	7,684
Issued in Lieu of Cash Distributions	9,311	203	12,952	308
Redeemed	(602,305)	(12,592)	(705,206)	(17,256)
Net Increase (Decrease)—Investor Shares	(266,009)	(5,661)	(378,549)	(9,264)
ETF Shares
Issued	5,125,778	29,178	3,009,564	20,447
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,278,988)	(24,200)	(2,537,679)	(17,075)
Net Increase (Decrease)—ETF Shares	846,790	4,978	471,885	3,372
Admiral Shares
Issued	2,387,365	39,460	1,842,542	35,856
Issued in Lieu of Cash Distributions	61,293	1,064	64,088	1,215
Redeemed	(1,978,227)	(33,209)	(1,280,890)	(24,789)
Net Increase (Decrease)—Admiral Shares	470,431	7,315	625,740	12,282
Institutional Shares
Issued	764,172	15,779	741,019	17,987
Issued in Lieu of Cash Distributions	22,675	490	29,031	688
Redeemed	(1,474,254)	(30,348)	(692,192)	(16,427)
Net Increase (Decrease)—Institutional Shares	(687,407)	(14,079)	77,858	2,248

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

46

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Investor Shares	-12.34%	5.10%	12.45%	$32,343
Spliced Small-Cap Value Index	-12.27	5.26	12.61	32,783
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	-12.22%	5.24%	12.60%	$32,769
Spliced Small-Cap Value Index	-12.27	5.26	12.61	32,783
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

47

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	-12.23%	5.23%	12.18%	$23,039
Spliced Small-Cap Value Index	-12.27	5.26	12.21	23,086
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.07	24,403

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional Shares	-12.23%	5.24%	12.63%	$16,425,931
Spliced Small-Cap Value Index	-12.27	5.26	12.61	16,391,667
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market Price	-12.28%	29.03%	229.21%
Small-Cap Value Index Fund ETF Shares Net Asset Value	-12.22	29.07	227.69
Spliced Small-Cap Value Index	-12.27	29.20	227.83

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

48

Small-Cap Value Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	5.6%
Consumer Goods	7.3
Consumer Services	11.9
Financials	34.2
Health Care	4.3
Industrials	19.9
Oil & Gas	3.4
Other	0.0
Technology	6.6
Telecommunications	0.7
Utilities	6.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

49

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets — Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,152,204	126,507	0.5%
Chemours Co.	2,773,316	78,263	0.3%
Basic Materials—Other †		1,255,275	4.7%
		1,460,045	5.5%
Consumer Goods
* US Foods Holding Corp.	3,521,623	111,424	0.4%
* Herbalife Nutrition Ltd.	1,645,970	97,030	0.4%
Consumer Goods—Other †		1,699,261	6.5%
		1,907,715	7.3%
Consumer Services
Service Corp. International	2,785,564	112,147	0.4%
KAR Auction Services Inc.	2,180,279	104,043	0.4%
Foot Locker Inc.	1,862,371	99,078	0.4%
Dun & Bradstreet Corp.	602,508	86,002	0.3%
H&R Block Inc.	3,331,525	84,521	0.3%
* JetBlue Airways Corp.	4,942,101	79,370	0.3%
Consumer Services—Other †		2,546,443	9.7%
		3,111,604	11.8%
Financials
WP Carey Inc.	2,613,827	170,787	0.7%
National Retail Properties Inc.	2,582,676	125,286	0.5%
Apartment Investment & Management Co.	2,527,686	110,915	0.4%
Gaming and Leisure Properties Inc.	3,299,774	106,616	0.4%
Brown & Brown Inc.	3,854,827	106,239	0.4%
East West Bancorp Inc.	2,351,965	102,381	0.4%
Liberty Property Trust	2,397,534	100,409	0.4%
American Financial Group Inc.	1,086,869	98,394	0.4%
Old Republic International Corp.	4,663,752	95,933	0.4%
Commerce Bancshares Inc.	1,631,759	91,982	0.4%
RenaissanceRe Holdings Ltd.	652,978	87,303	0.3%

50

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Park Hotels & Resorts Inc.	3,262,558	84,761	0.3%
New Residential Investment Corp.	5,927,513	84,230	0.3%
Starwood Property Trust Inc.	4,245,099	83,671	0.3%
Cullen/Frost Bankers Inc.	934,325	82,165	0.3%
Synovus Financial Corp.	2,553,220	81,677	0.3%
LPL Financial Holdings Inc.	1,334,574	81,516	0.3%
Hanover Insurance Group Inc.	686,620	80,177	0.3%
Financials—Other †		7,188,223	27.3%
		8,962,665	34.1%
Health Care
Hill-Rom Holdings Inc.	1,090,684	96,580	0.4%
Encompass Health Corp.	1,523,563	94,004	0.4%
* Charles River Laboratories International Inc.	779,841	88,262	0.3%
Health Care—Other †		852,273	3.2%
		1,131,119	4.3%
Industrials
IDEX Corp.	1,243,013	156,943	0.6%
PerkinElmer Inc.	1,802,013	141,548	0.5%
Spirit AeroSystems Holdings Inc. Class A	1,726,145	124,438	0.5%
Allegion plc	1,541,747	122,893	0.5%
Booz Allen Hamilton Holding Corp. Class A	2,193,237	98,849	0.4%
Carlisle Cos. Inc.	964,559	96,957	0.4%
AptarGroup Inc.	1,018,318	95,793	0.4%
Donaldson Co. Inc.	2,076,410	90,095	0.3%
Sonoco Products Co.	1,617,769	85,952	0.3%
Lincoln Electric Holdings Inc.	991,498	78,180	0.3%
Industrials—Other †		4,140,032	15.7%
		5,231,680	19.9%

Oil & Gas †		898,762	3.4%

§,1Other †		2,233	0.0%

Technology
Leidos Holdings Inc.	2,428,295	128,020	0.5%
* ON Semiconductor Corp.	6,824,504	112,673	0.4%
Teradyne Inc.	2,906,118	91,194	0.4%
* ARRIS International plc	2,677,486	81,851	0.3%
Technology—Other †		1,313,130	5.0%
		1,726,868	6.6%

Telecommunications †		179,056	0.7%

Utilities
Atmos Energy Corp.	1,809,845	167,809	0.6%
UGI Corp.	2,824,315	150,677	0.6%
Aqua America Inc.	2,884,073	98,607	0.4%
Vectren Corp.	1,349,070	97,106	0.4%
NRG Energy Inc.	2,232,733	88,416	0.3%
Utilities—Other †		1,012,301	3.8%
		1,614,916	6.1%
Total Common Stocks (Cost $25,819,893)		26,226,663	99.7%[2]

51

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.530%	2,057,210	205,721	0.8%

5U.S. Government and Agency Obligations †			4,462	0.0%
Total Temporary Cash Investments (Cost $210,161)			210,183	0.8%[2]
[6]Total Investments (Cost $26,030,054)			26,436,846	100.5%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,546
Receivables for Investment Securities Sold	105,417
Receivables for Accrued Income	60,782
Receivables for Capital Shares Issued	40,758
Variation Margin Receivable—Futures Contracts	410
Other Assets[7]	852
Total Other Assets	209,765	0.8%
Liabilities
Payables for Investment Securities Purchased	(157,498)
Collateral for Securities on Loan	(136,133)
Payables for Capital Shares Redeemed	(38,168)
Payables to Vanguard	(9,569)
Unrealized Depreciation—Swap Contracts	(483)
Other Liabilities	(34)
Total Liabilities	(341,885)	(1.3%	)
Net Assets	26,304,726	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	26,072,276
Total Distributable Earnings (Loss)	232,450
Net Assets	26,304,726

Investor Shares—Net Assets
Applicable to 54,887,491 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,501,035
Net Asset Value Per Share—Investor Shares	$27.35

ETF Shares—Net Assets
Applicable to 101,351,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,559,518
Net Asset Value Per Share—ETF Shares	$114.05

52

Small-Cap Value Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 207,466,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,167,373
Net Asset Value Per Share—Admiral Shares	$49.01

Institutional Shares—Net Assets
Applicable to 112,320,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,076,800
Net Asset Value Per Share—Institutional Shares	$27.39
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $136,133,000 of collateral received for securities on loan.
5	Securities with a value of $3,617,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $119,085,000.
7	Cash of $190,000 has been segregated as collateral for open over-the-counter swap contracts.

53

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	812		54,769	(2,727)
E-mini S&P Mid-Cap 400 Index	March 2019	50		8,311	(368)
					(3,095)

Total Return Swaps
				Floating		Value and
				Interest		Unrealized
			Notional	Rate		Appreciation
	Termination		Amount	Received		(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)
SLM Corp.	2/4/19	GSCM	20,723	(2.870)		(483)

GSCM—Goldman Sachs Capital Management.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	625,808
Interest[1]	1,882
Securities Lending—Net	9,422
Total Income	637,112
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,404
Management and Administrative—Investor Shares	2,978
Management and Administrative—ETF Shares	6,287
Management and Administrative—Admiral Shares	5,625
Management and Administrative—Institutional Shares	1,541
Marketing and Distribution—Investor Shares	340
Marketing and Distribution—ETF Shares	641
Marketing and Distribution—Admiral Shares	838
Marketing and Distribution—Institutional Shares	92
Custodian Fees	377
Auditing Fees	43
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—ETF Shares	656
Shareholders’ Reports—Admiral Shares	143
Shareholders’ Reports—Institutional Shares	77
Trustees’ Fees and Expenses	21
Total Expenses	23,112
Net Investment Income	614,000
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,671,408
Futures Contracts	(18,605)
Swap Contracts	(6,137)
Realized Net Gain (Loss)	1,646,666
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,943,017)
Futures Contracts	(3,150)
Swap Contracts	(262)
Change in Unrealized Appreciation (Depreciation)	(5,946,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,685,763)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,759,000, ($33,000), and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,442,978,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	614,000	524,278
Realized Net Gain (Loss)	1,646,666	1,187,494
Change in Unrealized Appreciation (Depreciation)	(5,946,429)	1,377,080
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,685,763)	3,088,852
Distributions
Net Investment Income
Investor Shares	(34,953)	(36,929)
ETF Shares	(268,490)	(220,339)
Admiral Shares	(232,657)	(198,391)
Institutional Shares	(72,499)	(63,321)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(608,599)	(518,980)
Capital Share Transactions
Investor Shares	(313,616)	(489,544)
ETF Shares	829,466	1,519,428
Admiral Shares	526,756	830,846
Institutional Shares	(79,422)	454,986
Net Increase (Decrease) from Capital Share Transactions	963,184	2,315,716
Total Increase (Decrease)	(3,331,178)	4,885,588
Net Assets
Beginning of Period	29,635,904	24,750,316
End of Period	26,304,726	29,635,904

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.82	$29.00	$23.69	$25.34	$23.33
Investment Operations
Net Investment Income	.603[1]	.534[1]	.477	.431	.425
Net Realized and Unrealized Gain (Loss)
on Investments	(4.471)	2.820	5.315	(1.643)	1.995
Total from Investment Operations	(3.868)	3.354	5.792	(1.212)	2.420
Distributions
Dividends from Net Investment Income	(.602)	(.534)	(.482)	(.438)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.602)	(.534)	(.482)	(.438)	(.410)
Net Asset Value, End of Period	$27.35	$31.82	$29.00	$23.69	$25.34

Total Return[2]	-12.34%	11.67%	24.65%	-4.78%	10.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,501	$2,060	$2,357	$1,972	$2,293
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.82%	1.96%	1.78%	1.84%
Portfolio Turnover Rate[3]	18%	19%	18%	16%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$132.71	$120.95	$98.81	$105.71	$97.32
Investment Operations
Net Investment Income	2.720[1]	2.427[1]	2.119	1.933	1.933
Net Realized and Unrealized Gain (Loss) on Investments	(18.702)	11.709	22.159	(6.870)	8.326
Total from Investment Operations	(15.982)	14.136	24.278	(4.937)	10.259
Distributions
Dividends from Net Investment Income	(2.678)	(2.376)	(2.138)	(1.963)	(1.869)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.678)	(2.376)	(2.138)	(1.963)	(1.869)
Net Asset Value, End of Period	$114.05	$132.71	$120.95	$98.81	$105.71

Total Return	-12.22%	11.79%	24.80%	-4.67%	10.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,560	$12,650	$10,042	$5,679	$4,874
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.94%	2.08%	1.90%	1.98%
Portfolio Turnover Rate[2]	18%	19%	18%	16%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$57.02	$51.97	$42.46	$45.42	$41.82
Investment Operations
Net Investment Income	1.165[1]	1.039[1]	.911	.830	.831
Net Realized and Unrealized Gain (Loss) on Investments	(8.024)	5.032	9.518	(2.947)	3.573
Total from Investment Operations	(6.859)	6.071	10.429	(2.117)	4.404
Distributions
Dividends from Net Investment Income	(1.151)	(1.021)	(.919)	(.843)	(.804)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.151)	(1.021)	(.919)	(.843)	(.804)
Net Asset Value, End of Period	$49.01	$57.02	$51.97	$42.46	$45.42

Total Return[2]	-12.23%	11.80%	24.78%	-4.65%	10.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,167	$11,278	$9,469	$6,467	$5,775
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.94%	2.08%	1.90%	1.98%
Portfolio Turnover Rate[3]	18%	19%	18%	16%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.87	$29.05	$23.73	$25.39	$23.37
Investment Operations
Net Investment Income	.651[1]	.587[1]	.510	.465	.467
Net Realized and Unrealized Gain (Loss) on Investments	(4.485)	2.808	5.324	(1.652)	2.004
Total from Investment Operations	(3.834)	3.395	5.834	(1.187)	2.471
Distributions
Dividends from Net Investment Income	(.646)	(.575)	(.514)	(.473)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.646)	(.575)	(.514)	(.473)	(.451)
Net Asset Value, End of Period	$27.39	$31.87	$29.05	$23.73	$25.39

Total Return	-12.23%	11.80%	24.80%	-4.67%	10.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,077	$3,649	$2,882	$2,334	$1,927
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.95%	2.09%	1.91%	1.99%
Portfolio Turnover Rate[2]	18%	19%	18%	16%	12%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

61

Small-Cap Value Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

62

Small-Cap Value Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution

63

Small-Cap Value Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,546,000, representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,224,430	—	2,233
Temporary Cash Investments	205,721	4,462	—
Futures Contracts—Assets[1]	410	—	—
Swap Contracts—Liabilities	—	(483)	—
Total	26,430,561	3,979	2,233

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period

64

Small-Cap Value Index Fund

end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,054,206
Total Distributable Earnings (Loss)	(1,054,206)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, swap agreements, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,847
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(168,054)
Net Unrealized Gains (Losses)	403,757
*	The fund used capital loss carryforwards of $206,345,000 to offset taxable capital gains realized during the year ended December 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,033,089
Gross Unrealized Appreciation	3,946,839
Gross Unrealized Depreciation	(3,543,082)
Net Unrealized Appreciation (Depreciation)	403,757

E. During the year ended December 31, 2018, the fund purchased $9,567,384,000 of investment securities and sold $8,539,365,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,561,809,000 and $3,282,222,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $2,168,411,000 and $1,327,943,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

65

Small-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	270,333	8,448	419,463	14,099
Issued in Lieu of Cash Distributions	32,995	1,078	34,876	1,153
Redeemed	(616,944)	(19,370)	(943,883)	(31,805)
Net Increase (Decrease)—Investor Shares	(313,616)	(9,844)	(489,544)	(16,553)
ETF Shares
Issued	4,136,630	30,836	3,904,605	31,333
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,307,164)	(24,800)	(2,385,177)	(19,050)
Net Increase (Decrease)—ETF Shares	829,466	6,036	1,519,428	12,283
Admiral Shares
Issued	2,473,497	43,932	2,845,311	53,286
Issued in Lieu of Cash Distributions	206,324	3,770	177,442	3,269
Redeemed	(2,153,065)	(38,003)	(2,191,907)	(40,993)
Net Increase (Decrease)—Admiral Shares	526,756	9,699	830,846	15,562
Institutional Shares
Issued	781,491	24,577	1,059,655	35,577
Issued in Lieu of Cash Distributions	65,697	2,147	58,204	1,917
Redeemed	(926,610)	(28,887)	(662,873)	(22,210)
Net Increase (Decrease)—Institutional Shares	(79,422)	(2,163)	454,986	15,284

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

67

Special 2018 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	887,743
Small-Cap Growth Index Fund	106,027
Small-Cap Value Index Fund	442,512

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	66.4%
Small-Cap Growth Index Fund	65.1
Small-Cap Value Index Fund	69.6

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q480 022019

Annual Report | December 31, 2018

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Extended Market Index Fund	6

Mid-Cap Index Fund	31

Mid-Cap Growth Index Fund	53

Mid-Cap Value Index Fund	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

Your Fund’s Performance at a Glance

•     Returns for the 12 months ended December 31, 2018, ranged from nearly –6% for Vanguard Mid-Cap Growth Index Fund to about –13% for Vanguard Mid-Cap Value Index Fund. Vanguard Mid-Cap Index Fund, which contains both growth and value stocks, returned about –9%. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, posted a result of about –9%. All returns are for Investor Shares.

•     Each fund closely tracked its target index. Only the Growth Index Fund trailed the average return of its peers.

•     Financials detracted the most from the Mid-Cap Index and Value Index Funds’ results, oil and gas from the Growth Index Fund, and industrials from the Extended Market Index Fund. Please be aware that the Extended Market Index Fund uses the Global Industry Classification Standard (GICS) methodology, while the other three funds use Industry Classification Benchmark (ICB) methodology. Technology contributed the most to the Mid-Cap Index, Growth Index, and Extended Market Index Funds’ returns, while utilities led the Value Index Fund.

•     Please note that in November, Vanguard lowered the investment minimum for the funds’ Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$853.40	$0.84
ETF Shares	1,000.00	853.97	0.28
Admiral™ Shares	1,000.00	853.92	0.28
Institutional Shares	1,000.00	853.93	0.28
Institutional Plus Shares	1,000.00	853.97	0.23
Institutional Select Shares	1,000.00	854.08	0.09
Mid-Cap Index Fund
Investor Shares	$1,000.00	$884.29	$0.81
ETF Shares	1,000.00	885.01	0.14
Admiral Shares	1,000.00	884.87	0.24
Institutional Shares	1,000.00	884.91	0.19
Institutional Plus Shares	1,000.00	884.96	0.14
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$893.36	$0.91
ETF Shares	1,000.00	894.04	0.33
Admiral Shares	1,000.00	894.12	0.33
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$875.49	$0.90
ETF Shares	1,000.00	875.94	0.33
Admiral Shares	1,000.00	875.82	0.33

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2018	12/31/2018	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.95	0.26
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index FundInvestor Shares	-9.47%	5.14%	13.48%	$35,405
S&P Completion Index	-9.57	5.17	13.54	35,599
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund ETF Shares Net Asset Value	-9.37%	5.28%	13.63%	$35,882
S&P Completion Index	-9.57	5.17	13.54	35,599
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	-9.36%	5.28%	13.63%	$35,896
S&P Completion Index	-9.57	5.17	13.54	35,599
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional Shares	-9.35%	5.30%	13.66%	$17,983,736
S&P Completion Index	-9.57	5.17	13.54	17,799,724
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus Shares	-9.35%	5.31%	9.00%	$198,635,040
S&P Completion Index	-9.57	5.17	8.86	196,546,327
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	10.57	222,589,244

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value of a
	One	Inception	$3,000,000,000
	Year	(6/27/2016)	Investment
Extended Market Index Fund Institutional Select Shares	-9.32%	10.46%	$3,851,646,934
S&P Completion Index	-9.57	10.27	3,834,495,238
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	11.40	3,934,307,477

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market Price	-9.35%	29.35%	260.13%
Extended Market Index Fund ETF Shares Net Asset Value	-9.37	29.35	258.82
S&P Completion Index	-9.57	28.68	255.99

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Extended Market Index Fund

Sector Diversification

As of December 31, 2018

Communication Services	5.0%
Consumer Discretionary	12.0
Consumer Staples	2.8
Energy	3.4
Financials	16.7
Health Care	12.4
Industrials	13.5
Information Technology	17.9
Materials	4.4
Real Estate	8.7
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Communication Services
*	T-Mobile US Inc.	4,306,485	273,936	0.5%
*	IAC/InterActiveCorp	1,067,330	195,364	0.3%
*	Liberty Global plc	8,381,998	173,004	0.3%
*	Liberty Broadband Corp.	2,056,014	148,095	0.2%
	Communication Services—Other †		2,083,709	3.6%
			2,874,108	4.9%
Consumer Discretionary
*,^	Tesla Inc.	1,858,936	618,654	1.1%
	Las Vegas Sands Corp.	5,056,260	263,178	0.5%
*	Lululemon Athletica Inc.	1,447,182	175,992	0.3%
*	Burlington Stores Inc.	924,714	150,423	0.3%
	Domino’s Pizza Inc.	570,934	141,586	0.2%
	Vail Resorts Inc.	553,456	116,680	0.2%
	Consumer Discretionary—Other †		5,445,641	9.3%
			6,912,154	11.9%

Consumer Staples †			1,601,796	2.7%

Energy
*	Cheniere Energy Inc.	3,025,832	179,099	0.3%
§	Energy—Other †		1,759,969	3.0%
			1,939,068	3.3%
Financials
*	Markel Corp.	190,498	197,746	0.3%
	TD Ameritrade Holding Corp.	3,693,535	180,835	0.3%
	Annaly Capital Management Inc.	17,867,352	175,457	0.3%
*	Arch Capital Group Ltd.	5,542,015	148,083	0.3%
	KKR & Co. Inc. Class A	7,262,667	142,566	0.3%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Ally Financial Inc.	5,644,491	127,904	0.2%
	Alleghany Corp.	203,406	126,787	0.2%
	AGNC Investment Corp.	7,157,850	125,549	0.2%
	Reinsurance Group of America Inc. Class A	857,688	120,274	0.2%
	Fidelity National Financial Inc.	3,765,518	118,388	0.2%
	Financials—Other †		8,182,342	14.1%
			9,645,931	16.6%
Health Care
*	BioMarin Pharmaceutical Inc.	2,444,960	208,188	0.4%
	Teleflex Inc.	631,311	163,181	0.3%
*	Veeva Systems Inc. Class A	1,672,131	149,355	0.3%
*	DexCom Inc.	1,219,973	146,153	0.2%
	STERIS plc	1,158,593	123,796	0.2%
	Health Care—Other †		6,370,674	10.9%
			7,161,347	12.3%
Industrials
*	CoStar Group Inc.	498,344	168,111	0.3%
	TransUnion	2,541,059	144,332	0.3%
	IDEX Corp.	1,051,665	132,783	0.2%
	Industrials—Other †		7,348,996	12.6%
			7,794,222	13.4%
Information Technology
*	ServiceNow Inc.	2,461,296	438,234	0.8%
*	Workday Inc. Class A	2,000,932	319,509	0.6%
*	Worldpay Inc. Class A	4,141,739	316,553	0.5%
*	Palo Alto Networks Inc.	1,295,015	243,916	0.4%
*	Square Inc.	4,232,818	237,419	0.4%
*	Splunk Inc.	2,013,268	211,091	0.4%
	CDW Corp.	2,058,434	166,836	0.3%
*	GoDaddy Inc. Class A	2,287,256	150,090	0.3%
	VMware Inc. Class A	1,037,246	142,238	0.2%
	SS&C Technologies Holdings Inc.	2,956,138	133,351	0.2%
	Marvell Technology Group Ltd.	8,131,106	131,643	0.2%
*	First Data Corp. Class A	7,777,463	131,517	0.2%
*	PTC Inc.	1,464,999	121,448	0.2%
*	Zebra Technologies Corp.	738,547	117,599	0.2%
*	Tableau Software Inc. Class A	978,855	117,463	0.2%
	Information Technology—Other †		7,357,907	12.6%
			10,336,814	17.7%

§Materials †			2,532,921	4.3%

§,1Other †			1,433	0.0%

Real Estate
	WP Carey Inc.	2,194,140	143,365	0.3%
	Sun Communities Inc.	1,181,095	120,129	0.2%
	Equity LifeStyle Properties Inc.	1,227,667	119,243	0.2%
	Real Estate—Other †		4,657,233	8.0%
			5,039,970	8.7%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Utilities
Atmos Energy Corp.		1,604,204	148,742	0.3%
UGI Corp.		2,379,016	126,920	0.2%
* Vistra Energy Corp.		5,398,884	123,580	0.2%
Utilities—Other †			1,451,697	2.5%
			1,850,939	3.2%
Total Common Stocks (Cost $51,742,781)			57,690,703	99.0%	[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.530%	18,977,993	1,897,799	3.2%

5U.S. Government and Agency Obligations †			34,805	0.1%
Total Temporary Cash Investments (Cost $1,932,449)			1,932,604	3.3%[2]
Total Investments (Cost $53,675,230)			59,623,307	102.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,378
Receivables for Investment Securities Sold			8,370
Receivables for Accrued Income			90,019
Receivables for Capital Shares Issued			128,860
Variation Margin Receivable—Futures Contracts			4,340
Other Assets[6]			16,149
Total Other Assets			251,116	0.4%
Liabilities
Payables for Investment Securities Purchased			(116,917)
Collateral for Securities on Loan			(1,243,719)
Payables for Capital Shares Redeemed			(221,520)
Payables to Vanguard			(21,148)
Unrealized Depreciation—Swap Contracts			(428)
Total Liabilities			(1,603,732)	(2.7%	)
Net Assets			58,270,691	100.0%

Extended Market Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	53,151,097
Total Distributable Earnings (Loss)	5,119,594
Net Assets	58,270,691

Investor Shares—Net Assets
Applicable to 15,036,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,138,901
Net Asset Value Per Share—Investor Shares	$75.74

ETF Shares—Net Assets
Applicable to 61,090,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,095,251
Net Asset Value Per Share—ETF Shares	$99.77

Admiral Shares—Net Assets
Applicable to 233,090,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,644,113
Net Asset Value Per Share—Admiral Shares	$75.70

Institutional Shares—Net Assets
Applicable to 164,391,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,443,225
Net Asset Value Per Share—Institutional Shares	$75.69

Institutional Plus Shares—Net Assets
Applicable to 40,465,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,558,973
Net Asset Value Per Share—Institutional Plus Shares	$186.80

Extended Market Index Fund

Amount
($000)
Institutional Select Shares—Net Assets
Applicable to 110,087,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,390,228
Net Asset Value Per Share—Institutional Select Shares	$121.63

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,140,213,000.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $1,243,719,000 of collateral received for securities on loan.

5	Securities with a value of $30,865,000 have been segregated as initial margin for open futures contracts.

6	Cash of $170,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	4,696	316,745	(15,749)
E-mini S&P Mid-Cap 400 Index	March 2019	973	161,732	(7,152)
E-mini S&P 500 Index	March 2019	621	77,786	1,698
				(21,203)

Extended Market Index Fund

Total Return Swaps

						Value and
				Floating		Unrealized
			Notional	Interest Rate		Appreciation
	Termination		Amount	Received		(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)
SLM Corp.	2/4/19	GSCM	18,360	(2.870%	)	(428)

GSCM—Goldman Sachs Capital Management.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	949,996
Interest[1]	13,279
Securities Lending—Net	65,044
Total Income	1,028,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,497
Management and Administrative—Investor Shares	2,415
Management and Administrative—ETF Shares	3,368
Management and Administrative—Admiral Shares	11,189
Management and Administrative—Institutional Shares	6,903
Management and Administrative—Institutional Plus Shares	3,675
Management and Administrative—Institutional Select Shares	1,700
Marketing and Distribution—Investor Shares	237
Marketing and Distribution—ETF Shares	353
Marketing and Distribution—Admiral Shares	1,208
Marketing and Distribution—Institutional Shares	338
Marketing and Distribution—Institutional Plus Shares	111
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	687
Auditing Fees	54
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—ETF Shares	174
Shareholders’ Reports—Admiral Shares	151
Shareholders’ Reports—Institutional Shares	155
Shareholders’ Reports—Institutional Plus Shares	102
Shareholders’ Reports—Institutional Select Shares	2
Trustees’ Fees and Expenses	42
Total Expenses	37,384
Net Investment Income	990,935
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,363,838
Futures Contracts	(64,249)
Swap Contracts	(5,011)
Realized Net Gain (Loss)	4,294,578

Extended Market Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2018
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(11,254,867)
Futures Contracts	(24,537)
Swap Contracts	(776)
Change in Unrealized Appreciation (Depreciation)	(11,280,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,994,667)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,636,000, ($119,000), and $95,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,977,094,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	990,935	789,984
Realized Net Gain (Loss)	4,294,578	1,935,143
Change in Unrealized Appreciation (Depreciation)	(11,280,180)	6,862,244
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,994,667)	9,587,371
Distributions
Net Investment Income
Investor Shares	(18,718)	(20,133)
ETF Shares	(91,752)	(68,707)
Admiral Shares	(290,795)	(241,820)
Institutional Shares	(206,007)	(165,181)
Institutional Plus Shares	(130,677)	(172,181)
Institutional Select Shares	(216,956)	(117,295)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(954,905)	(785,317)
Capital Share Transactions
Investor Shares	(277,722)	(743,389)
ETF Shares	1,100,016	538,053
Admiral Shares	39,131	1,150,151
Institutional Shares	624,848	979,352
Institutional Plus Shares	(2,181,914)	(4,994,531)
Institutional Select Shares	2,770,352	5,864,391
Net Increase (Decrease) from Capital Share Transactions	2,074,711	2,794,027
Total Increase (Decrease)	(4,874,861)	11,596,081
Net Assets
Beginning of Period	63,145,552	51,549,471
End of Period	58,270,691	63,145,552

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$84.80	$72.76	$63.61	$66.63	$62.76
Investment Operations
Net Investment Income	1.193 [1]	.916 [1]	.919	.795	.795
Net Realized and Unrealized Gain (Loss) on Investments	(9.104)	12.074	9.182	(3.050)	3.857
Total from Investment Operations	(7.911)	12.990	10.101	(2.255)	4.652
Distributions
Dividends from Net Investment Income	(1.149)	(.950)	(.951)	(.765)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.149)	(.950)	(.951)	(.765)	(.782)
Net Asset Value, End of Period	$75.74	$84.80	$72.76	$63.61	$66.63

Total Return[2]	-9.47%	17.94%	15.99%	-3.39%	7.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,139	$1,548	$2,021	$2,040	$2,341
Ratio of Total Expenses to Average Net Assets	0.19%	0.21%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.24%	1.48%	1.20%	1.27%
Portfolio Turnover Rate[3]	10%	11%	12%	6%	9%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$111.72	$95.86	$83.80	$87.79	$82.71
Investment Operations
Net Investment Income	1.742 [1]	1.420 [1]	1.324	1.171	1.178
Net Realized and Unrealized Gain (Loss) on Investments	(12.036)	15.835	12.107	(4.033)	5.061
Total from Investment Operations	(10.294)	17.255	13.431	(2.862)	6.239
Distributions
Dividends from Net Investment Income	(1.656)	(1.395)	(1.371)	(1.128)	(1.159)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.656)	(1.395)	(1.371)	(1.128)	(1.159)
Net Asset Value, End of Period	$99.77	$111.72	$95.86	$83.80	$87.79

Total Return	-9.37%	18.10%	16.16%	-3.26%	7.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,095	$5,711	$4,387	$4,272	$3,659
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.37%	1.61%	1.33%	1.40%
Portfolio Turnover Rate[2]	10%	11%	12%	6%	9%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$84.76	$72.72	$63.58	$66.61	$62.75
Investment Operations
Net Investment Income	1.307 [1]	1.071 [1]	1.005	.887	.895
Net Realized and Unrealized Gain (Loss) on Investments	(9.111)	12.026	9.175	(3.061)	3.845
Total from Investment Operations	(7.804)	13.097	10.180	(2.174)	4.740
Distributions
Dividends from Net Investment Income	(1.256)	(1.057)	(1.040)	(.856)	(.880)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.256)	(1.057)	(1.040)	(.856)	(.880)
Net Asset Value, End of Period	$75.70	$84.76	$72.72	$63.58	$66.61

Total Return[2]	-9.36%	18.11%	16.13%	-3.27%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,644	$19,712	$15,830	$13,143	$12,852
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.37%	1.61%	1.33%	1.40%
Portfolio Turnover Rate[3]	10%	11%	12%	6%	9%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$84.75	$72.72	$63.58	$66.60	$62.75
Investment Operations
Net Investment Income	1.319 [1]	1.085 [1]	1.018	.899	.908
Net Realized and Unrealized Gain (Loss) on Investments	(9.113)	12.018	9.175	(3.050)	3.833
Total from Investment Operations	(7.794)	13.103	10.193	(2.151)	4.741
Distributions
Dividends from Net Investment Income	(1.266)	(1.073)	(1.053)	(.869)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.266)	(1.073)	(1.053)	(.869)	(.891)
Net Asset Value, End of Period	$75.69	$84.75	$72.72	$63.58	$66.60

Total Return	-9.35%	18.12%	16.15%	-3.24%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,443	$13,359	$10,554	$8,621	$8,567
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.39%	1.63%	1.35%	1.42%
Portfolio Turnover Rate[2]	10%	11%	12%	6%	9%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$209.16	$179.47	$156.89	$164.36	$154.84
Investment Operations
Net Investment Income	3.208 [1]	2.611 [1]	2.525	2.254	2.273
Net Realized and Unrealized Gain (Loss) on Investments	(22.426)	29.741	22.668	(7.549)	9.481
Total from Investment Operations	(19.218)	32.352	25.193	(5.295)	11.754
Distributions
Dividends from Net Investment Income	(3.142)	(2.662)	(2.613)	(2.175)	(2.234)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.142)	(2.662)	(2.613)	(2.175)	(2.234)
Net Asset Value, End of Period	$186.80	$209.16	$179.47	$156.89	$164.36

Total Return	-9.35%	18.13%	16.18%	-3.23%	7.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,559	$10,565	$13,530	$14,526	$13,634
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.40%	1.64%	1.37%	1.44%
Portfolio Turnover Rate[2]	10%	11%	12%	6%	9%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares

			June 27,
	Year Ended		2016[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	2.184 [2]	1.891 [2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	(14.655)	19.221	18.428
Total from Investment Operations	(12.471)	21.112	19.478
Distributions
Dividends from Net Investment Income	(2.089)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.089)	(1.772)	(1.058)
Net Asset Value, End of Period	$121.63	$136.19	$116.85

Total Return	-9.32%	18.17%	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,390	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.55%	1.43%	1.88%[3]
Portfolio Turnover Rate[4]	10%	11%	12%[5]

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Extended Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Extended Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Extended Market Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $3,378,000, representing 0.01% of the fund’s net assets and 1.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	57,688,521	67	2,115
Temporary Cash Investments	1,897,799	34,805	—
Futures Contracts—Assets[1]	4,340	—	—
Swap Contracts—Liabilities	—	(428)	—
Total	59,590,660	34,444	2,115

1	Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,952,510
Total Distributable Earnings (Loss)	(3,952,510)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and swap agreements; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	39,383
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(841,285)
Net Unrealized Gains (Losses)	5,945,114

*	The fund used capital loss carryforwards of $297,571,000 to offset taxable capital gains realized during the year ended December 31, 2018 reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	53,678,193
Gross Unrealized Appreciation	12,823,487
Gross Unrealized Depreciation	(6,878,373)
Net Unrealized Appreciation (Depreciation)	5,945,114

E. During the year ended December 31, 2018, the fund purchased $16,357,641,000 of investment securities and sold $14,052,754,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,397,062,000 and $7,278,539,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	199,854	2,271	266,370	3,456
Issued in Lieu of Cash Distributions	17,999	211	19,488	246
Redeemed	(495,575)	(5,703)	(1,029,247)	(13,226)
Net Increase (Decrease)—Investor Shares	(277,722)	(3,221)	(743,389)	(9,524)
ETF Shares
Issued	7,647,925	66,519	5,995,825	58,557
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,547,909)	(56,550)	(5,457,772)	(53,200)
Net Increase (Decrease)—ETF Shares	1,100,016	9,969	538,053	5,357
Admiral Shares
Issued	3,351,183	38,683	3,704,285	47,499
Issued in Lieu of Cash Distributions	249,801	2,937	210,320	2,638
Redeemed	(3,561,853)	(41,092)	(2,764,454)	(35,246)
Net Increase (Decrease)—Admiral Shares	39,131	528	1,150,151	14,891
Institutional Shares
Issued	3,478,254	39,801	3,498,857	44,798
Issued in Lieu of Cash Distributions	196,518	2,311	156,685	1,966
Redeemed	(3,049,924)	(35,344)	(2,676,190)	(34,267)
Net Increase (Decrease)—Institutional Shares	624,848	6,768	979,352	12,497
Institutional Plus Shares
Issued	4,078,076	19,134	4,070,964	21,239
Issued in Lieu of Cash Distributions	124,757	595	167,460	859
Redeemed	(6,384,747)	(29,774)	(9,232,955)	(46,977)
Net Increase (Decrease)—Institutional Plus Shares	(2,181,914)	(10,045)	(4,994,531)	(24,879)
Institutional Select Shares
Issued	3,470,354	25,181	6,309,970	48,778
Issued in Lieu of Cash Distributions	216,956	1,590	117,295	904
Redeemed	(916,958)	(6,630)	(562,874)	(4,468)
Net Increase (Decrease)—Institutional Select Shares	2,770,352	20,141	5,864,391	45,214

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Investor Shares	-9.34%	6.07%	13.71%	$36,150
Spliced Mid-Cap Index	-9.22	6.24	13.91	36,789
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	-9.21%	6.21%	13.87%	$36,640
Spliced Mid-Cap Index	-9.22	6.24	13.91	36,789
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	-9.23%	6.21%	13.87%	$36,640
Spliced Mid-Cap Index	-9.22	6.24	13.91	36,789
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	-9.24%	6.22%	13.89%	$18,350,815
Spliced Mid-Cap Index	-9.22	6.24	13.91	18,394,652
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	-9.21%	6.23%	9.84%	$212,674,371
Spliced Mid-Cap Index	-9.22	6.24	9.85	212,871,936
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	11.14	233,841,477

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price	-9.27%	35.08%	266.52%
Mid-Cap Index Fund ETF Shares Net Asset Value	-9.21	35.16	266.40
Spliced Mid-Cap Index	-9.22	35.37	267.89

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	3.7%
Consumer Goods	9.7
Consumer Services	10.9
Financials	20.5
Health Care	9.1
Industrials	18.8
Oil & Gas	5.2
Technology	15.3
Telecommunications	0.5
Utilities	6.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.6%)
	Newmont Mining Corp.	12,744,982	441,614
	International Flavors & Fragrances Inc.	2,550,992	342,522
	Freeport-McMoRan Inc.	32,938,560	339,597
	Celanese Corp. Class A	3,199,583	287,866
	Mosaic Co.	8,305,179	242,594
	CF Industries Holdings Inc.	5,525,520	240,415
	FMC Corp.	3,220,982	238,224
	Eastman Chemical Co.	3,018,029	220,648
	Albemarle Corp.	2,540,447	195,792
	Avery Dennison Corp.	2,074,098	186,316
*	Axalta Coating Systems Ltd.	5,141,661	120,418
	Reliance Steel & Aluminum Co.	1,600,898	113,936
	Steel Dynamics Inc.	2,603,877	78,220
	Westlake Chemical Corp.	926,795	61,326
*	Alcoa Corp.	2,229,822	59,269
			3,168,757
Consumer Goods (9.7%)
	Clorox Co.	3,054,361	470,799
	McCormick & Co. Inc.	2,913,513	405,678
	Church & Dwight Co. Inc.	5,891,938	387,454
	Genuine Parts Co.	3,335,270	320,253
*	Lululemon Athletica Inc.	2,493,353	303,217
	DR Horton Inc.	8,557,195	296,592
*	Take-Two Interactive Software Inc.	2,724,911	280,502
	Lennar Corp. Class A	7,117,566	278,653
	Hormel Foods Corp.	6,376,389	272,144
	Lamb Weston Holdings Inc.	3,503,354	257,707
	Conagra Brands Inc.	11,624,778	248,305
	JM Smucker Co.	2,587,109	241,869
	Molson Coors Brewing Co. Class B	4,211,997	236,546
	Tapestry Inc.	6,937,982	234,157
	Hasbro Inc.	2,722,392	221,194
*	NVR Inc.	82,115	200,113
	Aptiv plc	3,151,883	194,061
	Lear Corp.	1,534,714	188,555
	Tyson Foods Inc. Class A	3,529,263	188,463
	Newell Brands Inc.	10,050,222	186,834
	Garmin Ltd.	2,936,119	185,915
	BorgWarner Inc.	4,983,203	173,116
*	LKQ Corp.	7,230,936	171,590
	Bunge Ltd.	3,206,105	171,334
	PVH Corp.	1,834,467	170,514
*	Mohawk Industries Inc.	1,420,049	166,089
	Whirlpool Corp.	1,526,507	163,138
	PulteGroup Inc.	6,047,585	157,177
*,^	Campbell Soup Co.	4,674,652	154,217
	Ralph Lauren Corp. Class A	1,305,136	135,029
*	WABCO Holdings Inc.	1,248,084	133,969
	Harley-Davidson Inc.	3,895,574	132,917
*	Michael Kors Holdings Ltd.	3,414,829	129,490
	Fortune Brands Home & Security Inc.	3,384,084	128,561
	Jefferies Financial Group Inc.	6,572,918	114,106
	Hanesbrands Inc.	8,635,841	108,207
	Polaris Industries Inc.	1,405,093	107,742
*,^	Under Armour Inc. Class A	4,498,401	79,487
	Ingredion Inc.	844,355	77,174
*,^	Under Armour Inc.	4,595,418	74,308
	Coty Inc. Class A	10,767,028	70,632
	Keurig Dr Pepper Inc.	2,493,848	63,942
*,^	Wayfair Inc.	701,873	63,225
	Goodyear Tire & Rubber Co.	2,787,246	56,888
*	Elanco Animal Health Inc.	1,749,996	55,177
	Lennar Corp. Class B	212,981	6,673
			8,463,713

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (10.9%)
*	Dollar Tree Inc.	5,691,777	514,081
	Royal Caribbean Cruises Ltd.	4,000,498	391,209
*	Ulta Beauty Inc.	1,358,689	332,661
	Expedia Group Inc.	2,769,995	312,040
	Darden Restaurants Inc.	2,969,876	296,572
	Best Buy Co. Inc.	5,521,792	292,434
*	Chipotle Mexican Grill Inc. Class A	664,722	287,020
	MGM Resorts International	11,355,561	275,486
	Kohl’s Corp.	3,990,237	264,712
*	CarMax Inc.	4,179,536	262,182
	Advance Auto Parts Inc.	1,656,575	260,844
*	AutoZone Inc.	305,718	256,296
	Domino’s Pizza Inc.	995,047	246,762
	Tractor Supply Co.	2,920,089	243,652
*	Copart Inc.	5,042,207	240,917
*	United Continental Holdings Inc.	2,771,677	232,072
*	Norwegian Cruise Line Holdings Ltd.	5,262,520	223,078
	Tiffany & Co.	2,770,083	223,019
	Macy’s Inc.	7,348,137	218,828
	Wynn Resorts Ltd.	2,210,999	218,690
	Viacom Inc. Class B	8,452,758	217,236
	Nielsen Holdings plc	8,496,740	198,229
	Omnicom Group Inc.	2,679,831	196,271
*	Qurate Retail Group Inc. QVC Group Class A	10,051,847	196,212
	Interpublic Group of Cos. Inc.	9,193,044	189,652
*	Discovery Communications Inc.	8,190,972	189,048
*	Liberty Broadband Corp.	2,543,013	183,173
	FactSet Research Systems Inc.	909,832	182,085
	Alaska Air Group Inc.	2,949,625	179,485
	Gap Inc.	6,901,744	177,789
	Aramark	5,901,920	170,979
	L Brands Inc.	5,592,920	143,570
*	Liberty Media Corp- Liberty SiriusXM Class C	3,857,996	142,669
	AmerisourceBergen Corp. Class A	1,901,264	141,454
	Altice USA Inc. Class A	8,416,875	139,047
	News Corp. Class A	11,767,567	133,562
	Nordstrom Inc.	2,828,882	131,854
*	DISH Network Corp. Class A	5,210,226	130,099
	Rollins Inc.	3,524,722	127,242
	Vail Resorts Inc.	484,283	102,097
*,^	Discovery Communications Inc. Class A	3,562,600	88,139
*	GrubHub Inc.	1,083,411	83,217
*	Live Nation Entertainment Inc.	1,632,024	80,377
*	Liberty Media Corp-Liberty SiriusXM Class A	1,965,457	72,329
*	TripAdvisor Inc.	1,267,553	68,372
	Hyatt Hotels Corp. Class A	971,192	65,653
	Wyndham Hotels & Resorts Inc.	1,189,757	53,979
*	Liberty Broadband Corp. Class A	609,163	43,744
*,^	Carvana Co. Class A	414,954	13,573
	Viacom Inc. Class A	246,165	6,846
	News Corp. Class B	356,118	4,113
			9,444,650
Financials (20.5%)
	Moody’s Corp.	3,896,358	545,646
	Digital Realty Trust Inc.	4,932,378	525,545
	Realty Income Corp.	7,061,260	445,142
*	SBA Communications Corp. Class A	2,711,420	438,952
	M&T Bank Corp.	3,022,485	432,608
*	IHS Markit Ltd.	8,488,325	407,185
	Essex Property Trust Inc.	1,580,799	387,628
	Hartford Financial Services Group Inc.	8,582,825	381,507
	KeyCorp	24,752,127	365,836
*	First Republic Bank	3,939,779	342,367
	Citizens Financial Group Inc.	11,194,877	332,824
	Regions Financial Corp.	24,735,101	330,956
*	Markel Corp.	315,626	327,636
	Arthur J Gallagher & Co.	4,394,514	323,876
	HCP Inc.	11,243,974	314,044
*	CBRE Group Inc. Class A	7,748,696	310,258
	Annaly Capital Management Inc.	31,432,638	308,668
	Huntington Bancshares Inc.	25,390,835	302,659
	Principal Financial Group Inc.	6,772,423	299,138
	Alexandria Real Estate Equities Inc.	2,572,273	296,429
	Host Hotels & Resorts Inc.	17,756,006	295,993
	MSCI Inc. Class A	2,000,487	294,932
	AvalonBay Communities Inc.	1,653,803	287,844

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Cincinnati Financial Corp.	3,699,510	286,416
	Loews Corp.	6,011,549	273,646
	Equifax Inc.	2,885,782	268,753
	E*TRADE Financial Corp.	6,085,149	267,016
	Comerica Inc.	3,867,558	265,663
	Cboe Global Markets Inc.	2,684,018	262,577
	Lincoln National Corp.	5,112,527	262,324
	UDR Inc.	6,591,479	261,154
	Mid-America Apartment Communities Inc.	2,723,298	260,620
	Extra Space Storage Inc.	2,876,863	260,299
	Vornado Realty Trust	4,096,525	254,107
*	Arch Capital Group Ltd.	9,204,929	245,956
*	SVB Financial Group	1,273,821	241,924
	KKR & Co. Inc. Class A	12,025,159	236,054
	Raymond James Financial Inc.	3,087,922	229,772
	Regency Centers Corp.	3,850,710	225,960
	Nasdaq Inc.	2,745,190	223,925
	Ally Financial Inc.	9,880,101	223,883
	Iron Mountain Inc.	6,854,121	222,142
	Duke Realty Corp.	8,571,441	222,000
	AGNC Investment Corp.	12,627,603	221,488
	Everest Re Group Ltd.	972,338	211,736
	Reinsurance Group of America Inc. Class A	1,501,421	210,544
	Alleghany Corp.	337,149	210,152
	Federal Realty Investment Trust	1,766,924	208,568
	Fidelity National Financial Inc.	6,254,208	196,632
	Camden Property Trust	2,227,891	196,166
	Zions Bancorp NA	4,596,304	187,253
	Western Union Co.	10,592,584	180,709
	Torchmark Corp.	2,400,857	178,936
	VEREIT Inc.	23,142,848	165,471
	Invesco Ltd.	9,837,454	164,679
	WR Berkley Corp.	2,190,873	161,927
	SL Green Realty Corp.	2,039,433	161,278
	SEI Investments Co.	3,348,372	154,695
	Unum Group	5,231,906	153,713
*	Black Knight Inc.	3,395,368	152,995
	Voya Financial Inc.	3,720,175	149,328
*	Athene Holding Ltd. Class A	3,745,923	149,200
	Macerich Co.	3,373,818	146,019
	Kimco Realty Corp.	9,576,210	140,291
	Jones Lang LaSalle Inc.	1,089,936	137,986
	Invitation Homes Inc.	6,849,322	137,534
	People’s United Financial Inc.	9,031,151	130,320
	Affiliated Managers Group Inc.	1,260,495	122,823
	Franklin Resources Inc.	3,378,782	100,215
	AXA Equitable Holdings Inc.	5,048,840	83,962
	Lazard Ltd. Class A	1,555,976	57,431
	CIT Group Inc.	1,265,844	48,444
	New York Community Bancorp Inc.	8,110	76
*	Brighthouse Financial Inc.	2,102	64
			17,812,499
Health Care (9.0%)
*	Edwards Lifesciences Corp.	5,001,620	766,098
*	Centene Corp.	4,667,693	538,185
*	IQVIA Holdings Inc.	4,073,683	473,240
	ResMed Inc.	3,409,651	388,257
*	IDEXX Laboratories Inc.	2,063,325	383,820
*	Align Technology Inc.	1,818,099	380,765
*	BioMarin Pharmaceutical Inc.	4,260,530	362,784
*	ABIOMED Inc.	1,023,589	332,707
*	Laboratory Corp. of America Holdings	2,414,343	305,076
	Cooper Cos. Inc.	1,175,855	299,255
*	Henry Schein Inc.	3,647,723	286,419
	Teleflex Inc.	1,100,362	284,422
*	Hologic Inc.	6,918,468	284,349
*	WellCare Health Plans Inc.	1,196,249	282,422
*	Incyte Corp.	4,327,043	275,157
	Quest Diagnostics Inc.	3,254,885	271,034
*	Varian Medical Systems Inc.	2,179,608	246,971
	Universal Health Services Inc. Class B	2,039,382	237,710
	Dentsply Sirona Inc.	5,323,599	198,091
*	Jazz Pharmaceuticals plc	1,370,778	169,922
	Cardinal Health Inc.	3,570,200	159,231
*	Alnylam Pharmaceuticals Inc.	2,175,072	158,585
*	DaVita Inc.	2,977,969	153,246
*	Seattle Genetics Inc.	2,490,223	141,096
*	Nektar Therapeutics Class A	4,140,589	136,101
*	DexCom Inc.	1,062,953	127,342
	Perrigo Co. plc	2,926,356	113,396
*	Alkermes plc	3,719,953	109,776
			7,865,457
Industrials (18.8%)
*	Fiserv Inc.	9,533,830	700,641
	Roper Technologies Inc.	2,474,630	659,538
	Amphenol Corp. Class A	7,209,832	584,141
*	Worldpay Inc. Class A	7,222,105	551,985
	Willis Towers Watson plc	3,108,941	472,124
	Waste Connections Inc.	6,305,171	468,159

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Verisk Analytics Inc. Class A	3,741,911	408,018
*	FleetCor Technologies Inc.	2,121,756	394,053
	Global Payments Inc.	3,785,513	390,400
*	TransDigm Group Inc.	1,135,929	386,284
	AMETEK Inc.	5,553,282	375,957
	Ball Corp.	8,116,085	373,178
	Fastenal Co.	6,868,821	359,171
	Cintas Corp.	2,046,154	343,733
*	Mettler-Toledo International Inc.	599,119	338,850
	L3 Technologies Inc.	1,883,052	327,011
*	Waters Corp.	1,721,814	324,820
	WW Grainger Inc.	1,145,526	323,451
	Total System Services Inc.	3,928,965	319,386
	Vulcan Materials Co.	3,159,785	312,187
*	CoStar Group Inc.	871,261	293,911
	Xylem Inc.	4,300,489	286,929
	Expeditors International of Washington Inc.	4,128,567	281,114
	CH Robinson Worldwide Inc.	3,289,194	276,588
	Broadridge Financial Solutions Inc.	2,792,896	268,816
	Martin Marietta Materials Inc.	1,500,224	257,843
	TransUnion	4,432,677	251,776
	Dover Corp.	3,500,464	248,358
	Textron Inc.	5,230,728	240,561
	Kansas City Southern	2,435,033	232,424
	Westrock Co.	6,139,692	231,835
	Old Dominion Freight Line Inc.	1,759,962	217,338
*	First Data Corp. Class A	12,819,941	216,785
	Masco Corp.	7,304,929	213,596
	Jacobs Engineering Group Inc.	3,402,426	198,906
*	United Rentals Inc.	1,939,527	198,860
*	Trimble Inc.	6,007,929	197,721
*	Square Inc.	3,504,267	196,554
	Huntington Ingalls Industries Inc.	1,027,536	195,550
	Snap-on Inc.	1,343,775	195,237
	JB Hunt Transport Services Inc.	2,089,177	194,377
	Packaging Corp. of America	2,260,403	188,653
*	Sensata Technologies Holding plc	3,926,435	176,061
	Arconic Inc.	10,403,346	175,400
*	XPO Logistics Inc.	3,036,729	173,215
	Alliance Data Systems Corp.	1,107,570	166,224
	Robert Half International Inc.	2,760,396	157,895
	Pentair plc	4,152,322	156,875
	Wabtec Corp.	2,080,086	146,126
*	Arrow Electronics Inc.	2,085,216	143,776
*	Keysight Technologies Inc.	2,232,109	138,569
	Allison Transmission Holdings Inc.	3,101,533	136,188
*	Crown Holdings Inc.	3,234,541	134,460
	Sealed Air Corp.	3,754,930	130,822
	Hubbell Inc. Class B	1,308,830	130,019
	Jack Henry & Associates Inc.	925,172	117,053
	Owens Corning	2,616,364	115,068
	Fluor Corp.	3,367,543	108,435
	Xerox Corp.	4,850,947	95,855
*	IPG Photonics Corp.	831,234	94,170
	Cognex Corp.	1,953,305	75,534
	AO Smith Corp.	1,718,399	73,376
	FLIR Systems Inc.	1,652,144	71,934
	Flowserve Corp.	1,564,742	59,491
	ManpowerGroup Inc.	742,502	48,114
^	ADT Inc.	2,700,260	16,229
	Acuity Brands Inc.	683	79
			16,337,787
Oil & Gas (5.2%)
	ONEOK Inc.	9,840,559	530,898
*	Concho Resources Inc.	4,790,781	492,444
	Diamondback Energy Inc.	3,925,794	363,921
*	Cheniere Energy Inc.	5,531,555	327,413
	Marathon Oil Corp.	19,892,137	285,253
	Hess Corp.	6,735,212	272,776
	Devon Energy Corp.	10,637,312	239,765
	Apache Corp.	9,086,469	238,520
	National Oilwell Varco Inc.	9,177,810	235,870
	Cabot Oil & Gas Corp.	10,313,517	230,507
	Noble Energy Inc.	11,475,028	215,272
	HollyFrontier Corp.	4,144,427	211,863
	Targa Resources Corp.	5,482,840	197,492
	OGE Energy Corp.	4,778,279	187,261
	Cimarex Energy Co.	2,287,506	141,025
	Baker Hughes a GE Co. Class A	6,141,406	132,040
*	Continental Resources Inc.	2,252,257	90,518
	Helmerich & Payne Inc.	1,238,213	59,360
*	Equitrans Midstream Corp.	2,439,252	48,834
	EQT Corp.	4,441	84
*	Antero Resources Corp.	4,392	41
			4,501,157

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Other (0.0%)[2]
*,§,	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—

Technology (15.3%)
*	Red Hat Inc.	4,223,939	741,893
*	Autodesk Inc.	5,230,503	672,695
	Xilinx Inc.	6,054,443	515,657
*	Twitter Inc.	16,392,764	471,128
	Motorola Solutions Inc.	3,912,668	450,113
*	Advanced Micro Devices Inc.	22,717,411	419,363
	Microchip Technology Inc.	5,658,972	406,993
*	Palo Alto Networks Inc.	2,143,849	403,794
*	Cerner Corp.	7,489,611	392,755
*	VeriSign Inc.	2,603,249	386,036
*	ServiceNow Inc.	2,145,203	381,953
	Harris Corp.	2,815,291	379,079
*	Splunk Inc.	3,508,466	367,863
	NetApp Inc.	6,026,377	359,594
*	IAC/InterActiveCorp	1,859,861	340,429
	Maxim Integrated Products Inc.	6,627,986	337,033
	KLA-Tencor Corp.	3,662,842	327,788
	Citrix Systems Inc.	3,062,907	313,825
*	Synopsys Inc.	3,555,931	299,552
*	Cadence Design Systems Inc.	6,749,947	293,488
	CDW Corp.	3,589,160	290,901
*	ANSYS Inc.	1,999,644	285,829
	Skyworks Solutions Inc.	4,246,937	284,630
*	Workday Inc. Class A	1,782,313	284,600
	Symantec Corp.	14,525,637	274,462
*	Arista Networks Inc.	1,263,717	266,265
*	Gartner Inc.	2,063,927	263,852
*	Veeva Systems Inc. Class A	2,914,334	260,308
*	GoDaddy Inc. Class A	3,800,355	249,379
*	Fortinet Inc.	3,464,583	244,011
	Western Digital Corp.	6,582,436	243,353
	SS&C Technologies Holdings Inc.	5,391,007	243,188
	Marvell Technology Group Ltd.	14,962,273	242,239
	Seagate Technology plc	6,161,246	237,763
*	F5 Networks Inc.	1,450,274	234,988
*	Akamai Technologies Inc.	3,701,144	226,066
	Juniper Networks Inc.	8,256,006	222,169
*	Qorvo Inc.	2,988,047	181,464
*	Dell Technologies Inc.	3,264,357	159,529
	CDK Global Inc.	3,080,706	147,504
*,^	Snap Inc.	14,039,971	77,360
*,^	Dropbox Inc. Class A	3,608,743	73,727
^	Match Group Inc.	1,223,870	52,345
	LogMeIn Inc.	915	75
			13,307,038
Telecommunications (0.5%)
	CenturyLink Inc.	23,269,889	352,539
*	Zayo Group Holdings Inc.	4,813,838	109,948
			462,487
Utilities (6.3%)
	WEC Energy Group Inc.	7,550,142	522,923
	Eversource Energy	7,581,878	493,125
	DTE Energy Co.	4,353,003	480,136
	FirstEnergy Corp.	12,237,198	459,507
	American Water Works Co. Inc.	4,321,108	392,227
	Ameren Corp.	5,839,916	380,938
	Entergy Corp.	4,334,309	373,054
	Evergy Inc.	6,304,549	357,909
	CenterPoint Energy Inc.	11,989,183	338,455
	CMS Energy Corp.	6,779,851	336,619
*	Alliant Energy Corp.	5,646,101	238,548
	AES Corp.	15,842,651	229,085
	Pinnacle West Capital Corp.	2,681,210	228,439
	NiSource Inc.	8,844,631	224,211
*	Vistra Energy Corp.	9,653,471	220,968
*	PG&E Corp.	6,203,356	147,330
	Avangrid Inc.	1,476,419	73,954
			5,497,428
Total Common Stocks
(Cost $72,139,154)			86,860,973
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 2.530%	4,002,922	400,292

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill, 2.194%, 1/24/19	5,000	4,993
[5] United States Treasury Bill, 2.282%, 2/7/19	11,000	10,974
		15,967
Total Temporary Cash Investments
(Cost $416,221)		416,259
Total Investments (100.3%)
(Cost $72,555,375)		87,277,232

Mid-Cap Index Fund

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	5,056
Receivables for Investment Securities Sold	395
Receivables for Accrued Income	113,039
Receivables for Capital Shares Issued	307,849
Variation Margin Receivable—Futures Contracts	1,898
Other Assets	262
Total Other Assets	428,499
Liabilities
Payables for Investment Securities Purchased	(229,702)
Collateral for Securities on Loan	(187,969)
Payables for Capital Shares Redeemed	(251,652)
Payables to Vanguard	(27,961)
Total Liabilities	(697,284)
Net Assets (100%)	87,008,447

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	75,535,652
Total Distributable Earnings (Loss)	11,472,795
Net Assets	87,008,447

Investor Shares—Net Assets
Applicable to 80,694,903 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,042,778
Net Asset Value Per Share—Investor Shares	$37.71

ETF Shares—Net Assets
Applicable to 153,973,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,261,050
Net Asset Value Per Share—ETF Shares	$138.08

Admiral Shares—Net Assets
Applicable to 203,191,217 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,753,810
Net Asset Value Per Share—Admiral Shares	$171.04

Institutional Shares—Net Assets
Applicable to 437,339,961 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,524,396
Net Asset Value Per Share—Institutional Shares	$37.78

Institutional Plus Shares—Net Assets
Applicable to 61,319,743 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,426,413
Net Asset Value Per Share—Institutional Plus Shares	$186.34

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,595,000.

§	Security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $187,969,000 of collateral received for securities on loan.

5	Securities with a value of $10,776,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2019	815		135,469	(6,002)
E-mini S&P 500 Index	March 2019	593		74,279	(3,443)
					(9,445)

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	1,609,597
Interest[1]	5,335
Securities Lending—Net	3,416
Total Income	1,618,348
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,482
Management and Administrative—Investor Shares	5,562
Management and Administrative—ETF Shares	6,304
Management and Administrative—Admiral Shares	14,141
Management and Administrative—Institutional Shares	5,746
Management and Administrative—Institutional Plus Shares	2,904
Marketing and Distribution—Investor Shares	595
Marketing and Distribution—ETF Shares	998
Marketing and Distribution—Admiral Shares	2,563
Marketing and Distribution—Institutional Shares	415
Marketing and Distribution—Institutional Plus Shares	100
Custodian Fees	210
Auditing Fees	40
Shareholders’ Reports—Investor Shares	69
Shareholders’ Reports—ETF Shares	639
Shareholders’ Reports—Admiral Shares	386
Shareholders’ Reports—Institutional Shares	183
Shareholders’ Reports—Institutional Plus Shares	78
Trustees’ Fees and Expenses	63
Total Expenses	46,478
Net Investment Income	1,571,870
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,621,223
Futures Contracts	(19,265)
Realized Net Gain (Loss)	2,601,958
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,052,883)
Futures Contracts	(10,791)
Change in Unrealized Appreciation (Depreciation)	(13,063,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,889,846)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,996,000, ($26,000), and $19,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,586,637,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,571,870	1,266,266
Realized Net Gain (Loss)	2,601,958	2,275,996
Change in Unrealized Appreciation (Depreciation)	(13,063,674)	11,581,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,889,846)	15,124,187
Distributions
Net Investment Income
Investor Shares	(54,870)	(54,622)
ETF Shares	(379,651)	(288,923)
Admiral Shares	(622,912)	(499,540)
Institutional Shares	(299,399)	(242,458)
Institutional Plus Shares	(207,758)	(178,715)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,564,590)	(1,264,258)
Capital Share Transactions
Investor Shares	(637,108)	(763,377)
ETF Shares	1,893,336	2,280,229
Admiral Shares	1,163,012	2,452,659
Institutional Shares	281,374	1,040,948
Institutional Plus Shares	29,603	(627,501)
Net Increase (Decrease) from Capital Share Transactions	2,730,217	4,382,958
Total Increase (Decrease)	(7,724,219)	18,242,887
Net Assets
Beginning of Period	94,732,666	76,489,779
End of Period	87,008,447	94,732,666

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$42.23	$35.92	$32.79	$33.72	$30.02
Investment Operations
Net Investment Income	.640 [1]	.520 [1]	.472	.444	.387
Net Realized and Unrealized Gain (Loss)
on Investments	(4.528)	6.313	3.138	(.939)	3.697
Total from Investment Operations	(3.888)	6.833	3.610	(.495)	4.084
Distributions
Dividends from Net Investment Income	(.632)	(.523)	(.480)	(.435)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.632)	(.523)	(.480)	(.435)	(.384)
Net Asset Value, End of Period	$37.71	$42.23	$35.92	$32.79	$33.72

Total Return[2]	-9.34%	19.12%	11.07%	-1.46%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,043	$4,047	$4,138	$4,140	$4,607
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.34%	1.42%	1.35%	1.30%
Portfolio Turnover Rate[3]	16%	14%	15%	15%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$154.65	$131.55	$120.07	$123.50	$109.96
Investment Operations
Net Investment Income	2.535 [1]	2.112 [1]	1.877	1.793	1.609
Net Realized and Unrealized Gain (Loss) on Investments	(16.584)	23.076	11.510	(3.457)	13.524
Total from Investment Operations	(14.049)	25.188	13.387	(1.664)	15.133
Distributions
Dividends from Net Investment Income	(2.521)	(2.088)	(1.907)	(1.766)	(1.593)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.521)	(2.088)	(1.907)	(1.766)	(1.593)
Net Asset Value, End of Period	$138.08	$154.65	$131.55	$120.07	$123.50

Total Return	-9.21%	19.25%	11.23%	-1.34%	13.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,261	$21,937	$16,544	$12,984	$9,879
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.46%	1.54%	1.47%	1.44%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$191.55	$162.94	$148.72	$152.97	$136.19
Investment Operations
Net Investment Income	3.135 [1]	2.606 [1]	2.325	2.214	1.987
Net Realized and Unrealized Gain (Loss) on Investments	(20.539)	28.591	14.257	(4.284)	16.759
Total from Investment Operations	(17.404)	31.197	16.582	(2.070)	18.746
Distributions
Dividends from Net Investment Income	(3.106)	(2.587)	(2.362)	(2.180)	(1.966)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.106)	(2.587)	(2.362)	(2.180)	(1.966)
Net Asset Value, End of Period	$171.04	$191.55	$162.94	$148.72	$152.97

Total Return[2]	-9.23%	19.25%	11.22%	-1.34%	13.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,754	$37,778	$29,854	$25,061	$22,125
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.46%	1.54%	1.47%	1.44%
Portfolio Turnover Rate[3]	16%	14%	15%	15%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$42.32	$35.99	$32.85	$33.79	$30.08
Investment Operations
Net Investment Income	.697 [1]	.580 [1]	.516	.492	.442
Net Realized and Unrealized Gain (Loss) on Investments	(4.547)	6.325	3.148	(.947)	3.704
Total from Investment Operations	(3.850)	6.905	3.664	(.455)	4.146
Distributions
Dividends from Net Investment Income	(.690)	(.575)	(.524)	(.485)	(.436)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.690)	(.575)	(.524)	(.485)	(.436)
Net Asset Value, End of Period	$37.78	$42.32	$35.99	$32.85	$33.79

Total Return	-9.24%	19.29%	11.23%	-1.33%	13.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,524	$18,222	$14,540	$12,278	$11,172
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.47%	1.55%	1.48%	1.45%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$208.69	$177.51	$162.03	$166.65	$148.37
Investment Operations
Net Investment Income	3.464 [1]	2.856 [1]	2.564	2.461	2.210
Net Realized and Unrealized Gain (Loss) on Investments	(22.388)	31.179	15.524	(4.657)	18.256
Total from Investment Operations	(18.924)	34.035	18.088	(2.196)	20.466
Distributions
Dividends from Net Investment Income	(3.426)	(2.855)	(2.608)	(2.424)	(2.186)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.426)	(2.855)	(2.608)	(2.424)	(2.186)
Net Asset Value, End of Period	$186.34	$208.69	$177.51	$162.03	$166.65

Total Return	-9.21%	19.28%	11.24%	-1.30%	13.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,426	$12,749	$11,415	$11,260	$11,144
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.48%	1.56%	1.50%	1.47%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $5,056,000, representing 0.01% of the fund’s net assets and 2.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	86,860,973	—	—
Temporary Cash Investments	400,292	15,967	—
Futures Contracts—Assets[1]	1,898	—	—
Total	87,263,163	15,967	—
1	Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,291,669
Total Distributable Earnings (Loss)	(2,291,669)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	8,897
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(3,231,710)
Net Unrealized Gains (Losses)	14,721,857

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	72,555,375
Gross Unrealized Appreciation	20,869,398
Gross Unrealized Depreciation	(6,147,541)
Net Unrealized Appreciation (Depreciation)	14,721,857

E. During the year ended December 31, 2018, the fund purchased $23,363,113,000 of investment securities and sold $20,143,163,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,020,917,000 and $5,045,369,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $2,028,698,000 and $2,740,362,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	460,927	10,697	591,922	15,227
Issued in Lieu of Cash Distributions	51,976	1,246	52,012	1,309
Redeemed	(1,150,011)	(27,085)	(1,407,311)	(35,892)
Net Increase (Decrease)—Investor Shares	(637,108)	(15,142)	(763,377)	(19,356)
ETF Shares
Issued	7,020,300	44,451	7,088,373	49,186
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,126,964)	(32,325)	(4,808,144)	(33,100)
Net Increase (Decrease)—ETF Shares	1,893,336	12,126	2,280,229	16,086
Admiral Shares
Issued	6,872,425	35,591	7,466,229	42,217
Issued in Lieu of Cash Distributions	554,067	2,934	445,641	2,467
Redeemed	(6,263,480)	(32,554)	(5,459,211)	(30,687)
Net Increase (Decrease)—Admiral Shares	1,163,012	5,971	2,452,659	13,997
Institutional Shares
Issued	3,474,371	81,423	3,757,479	96,177
Issued in Lieu of Cash Distributions	279,478	6,699	225,430	5,650
Redeemed	(3,472,475)	(81,398)	(2,941,961)	(75,169)
Net Increase (Decrease)—Institutional Shares	281,374	6,724	1,040,948	26,658
Institutional Plus Shares
Issued	1,225,456	5,922	1,279,307	6,695
Issued in Lieu of Cash Distributions	204,431	993	173,883	885
Redeemed	(1,400,284)	(6,687)	(2,080,691)	(10,791)
Net Increase (Decrease)—Institutional Plus Shares	29,603	228	(627,501)	(3,211)

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2018
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Investor Shares	-5.74%	6.51%	13.99%	$37,038
Spliced Mid-Cap Growth Index	-5.57	6.70	14.21	37,762
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	-5.60%	6.65%	14.15%	$37,560
Spliced Mid-Cap Growth Index	-5.57	6.70	14.21	37,762
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	-5.60%	6.65%	11.33%	$21,796
Spliced Mid-Cap Growth Index	-5.57	6.70	11.37	21,854
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.07	24,403

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund ETF Shares Market Price	-5.64%	37.88%	276.07%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	-5.60	37.95	275.60
Spliced Mid-Cap Growth Index	-5.57	38.32	277.62

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Growth Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	1.1%
Consumer Goods	6.3
Consumer Services	8.4
Financials	17.3
Health Care	13.1
Industrials	25.3
Oil & Gas	6.2
Technology	22.0
Telecommunications	0.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.1%)
	CF Industries Holdings Inc.	1,344,853	58,515
	FMC Corp.	392,433	29,024
	Steel Dynamics Inc.	636,519	19,121
*	Axalta Coating Systems Ltd.	627,941	14,706
			121,366
Consumer Goods (6.3%)
	McCormick & Co. Inc.	710,332	98,907
	Church & Dwight Co. Inc.	1,435,780	94,417
*	Lululemon Athletica Inc.	608,095	73,950
*	Take-Two Interactive Software Inc.	663,549	68,306
	Lamb Weston Holdings Inc.	853,743	62,801
*	NVR Inc.	20,010	48,764
*	LKQ Corp.	1,761,504	41,801
	Hormel Foods Corp.	776,789	33,153
*	WABCO Holdings Inc.	304,476	32,682
	Fortune Brands Home & Security Inc.	826,365	31,394
	Polaris Industries Inc.	342,006	26,225
*	Mohawk Industries Inc.	173,365	20,277
*,^	Under Armour Inc. Class A	1,092,996	19,313
*	Under Armour Inc.	1,121,174	18,129
*,^	Wayfair Inc.	171,069	15,410
			685,529
Consumer Services (8.4%)
*	Dollar Tree Inc.	1,387,447	125,314
*	Ulta Beauty Inc.	331,328	81,122
	Expedia Group Inc.	675,423	76,086
*	Chipotle Mexican Grill Inc. Class A	161,938	69,923
*	CarMax Inc.	1,018,525	63,892
	Domino’s Pizza Inc.	242,381	60,108
	Tractor Supply Co.	711,302	59,351
*	Copart Inc.	1,227,317	58,641
*	Norwegian Cruise Line Holdings Ltd.	1,281,934	54,341
	Wynn Resorts Ltd.	538,572	53,270
	FactSet Research Systems Inc.	221,646	44,358
	Rollins Inc.	858,471	30,991
	Tiffany & Co.	338,102	27,221
	Vail Resorts Inc.	117,847	24,845
*	GrubHub Inc.	264,268	20,299
*	Live Nation Entertainment Inc.	397,141	19,559
*	TripAdvisor Inc.	309,396	16,689
	Hyatt Hotels Corp. Class A	236,750	16,004
	Wyndham Hotels & Resorts Inc.	145,528	6,603
*,^	Carvana Co. Class A	101,775	3,329
			911,946
Financials (17.2%)
	Moody’s Corp.	949,961	133,033
	Digital Realty Trust Inc.	1,203,053	128,185
	Realty Income Corp.	1,721,405	108,517
*	SBA Communications Corp. Class A	660,994	107,008
*	IHS Markit Ltd.	2,069,537	99,276
	Essex Property Trust Inc.	385,416	94,508
*	First Republic Bank	960,584	83,475
*	Markel Corp.	76,926	79,853
*	CBRE Group Inc. Class A	1,889,758	75,666
	Alexandria Real Estate Equities Inc.	626,580	72,207
	MSCI Inc. Class A	487,326	71,846
	AvalonBay Communities Inc.	402,760	70,100
	Equifax Inc.	702,615	65,435
	E*TRADE Financial Corp.	1,481,466	65,007
	Cboe Global Markets Inc.	653,821	63,963
	Mid-America Apartment Communities Inc.	663,502	63,497
	Extra Space Storage Inc.	700,355	63,368
	Vornado Realty Trust	998,688	61,949

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	SVB Financial Group	310,731	59,014
	Regency Centers Corp.	938,695	55,083
	Iron Mountain Inc.	1,669,629	54,113
	Federal Realty Investment Trust	430,892	50,862
	Arthur J Gallagher & Co.	535,262	39,449
	SEI Investments Co.	817,611	37,774
*	Black Knight Inc.	827,214	37,274
	Invitation Homes Inc.	1,671,561	33,565
			1,874,027
Health Care (13.1%)
*	Edwards Lifesciences Corp.	1,219,005	186,715
*	Centene Corp.	1,137,757	131,183
*	IQVIA Holdings Inc.	993,113	115,370
	ResMed Inc.	830,497	94,569
*	IDEXX Laboratories Inc.	503,068	93,581
*	Align Technology Inc.	443,294	92,839
*	BioMarin Pharmaceutical Inc.	1,038,875	88,460
*	ABIOMED Inc.	249,674	81,154
	Cooper Cos. Inc.	286,774	72,984
	Teleflex Inc.	267,944	69,258
*	WellCare Health Plans Inc.	291,425	68,803
*	Incyte Corp.	1,054,050	67,027
*	Varian Medical Systems Inc.	531,891	60,269
*	Jazz Pharmaceuticals plc	334,047	41,408
*	Alnylam Pharmaceuticals Inc.	529,850	38,631
*	Seattle Genetics Inc.	606,574	34,369
*	Nektar Therapeutics Class A	1,008,590	33,152
*	DexCom Inc.	258,848	31,010
*	Alkermes plc	905,455	26,720
			1,427,502
Industrials (25.3%)
*	Fiserv Inc.	2,323,601	170,761
	Roper Technologies Inc.	603,145	160,750
	Amphenol Corp. Class A	1,757,458	142,389
*	Worldpay Inc. Class A	1,760,492	134,554
	Waste Connections Inc.	1,536,966	114,120
*	Verisk Analytics Inc. Class A	912,287	99,476
*	FleetCor Technologies Inc.	517,315	96,076
	Global Payments Inc.	922,976	95,187
*	TransDigm Group Inc.	276,956	94,182
	AMETEK Inc.	1,354,206	91,680
	Fastenal Co.	1,674,795	87,575
	Cintas Corp.	498,973	83,822
*	Mettler-Toledo International Inc.	146,132	82,649
*	Waters Corp.	419,878	79,210
	Total System Services Inc.	958,135	77,887
	Vulcan Materials Co.	770,440	76,119
*	CoStar Group Inc.	212,221	71,591
	Expeditors International of Washington Inc.	1,005,666	68,476
	Broadridge Financial Solutions Inc.	680,320	65,481
	Martin Marietta Materials Inc.	365,443	62,809
	TransUnion	1,079,777	61,331
	Kansas City Southern	592,573	56,561
	Old Dominion Freight Line Inc.	428,706	52,941
	Masco Corp.	1,780,192	52,053
*	Trimble Inc.	1,463,452	48,162
*	Square Inc.	853,631	47,880
	Snap-on Inc.	327,734	47,616
	JB Hunt Transport Services Inc.	509,958	47,447
	Packaging Corp. of America	551,294	46,011
*	Sensata Technologies Holding plc	956,489	42,889
*	XPO Logistics Inc.	739,731	42,194
	Robert Half International Inc.	672,459	38,465
	Wabtec Corp.	506,691	35,595
	Xylem Inc.	523,616	34,936
	CH Robinson Worldwide Inc.	401,467	33,759
	Jack Henry & Associates Inc.	225,204	28,493
*	United Rentals Inc.	236,300	24,228
*	IPG Photonics Corp.	202,262	22,914
	Cognex Corp.	476,876	18,441
	AO Smith Corp.	419,235	17,901
^	ADT Inc.	659,627	3,964
			2,758,575
Oil & Gas (6.2%)
	ONEOK Inc.	2,399,261	129,440
*	Concho Resources Inc.	1,168,012	120,060
	Diamondback Energy Inc.	957,314	88,743
*	Cheniere Energy Inc.	1,349,087	79,852
	Apache Corp.	2,211,613	58,055
	Cabot Oil & Gas Corp.	2,512,474	56,154
	Targa Resources Corp.	1,336,033	48,124
	Cimarex Energy Co.	557,173	34,350
	Noble Energy Inc.	1,397,864	26,224
*	Continental Resources Inc.	548,209	22,033
	Helmerich & Payne Inc.	302,698	14,511
			677,546
Technology (22.0%)
*	Red Hat Inc.	1,029,463	180,815
*	Autodesk Inc.	1,274,962	163,973
	Xilinx Inc.	1,475,801	125,694

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Twitter Inc.	3,996,138	114,849
*	Advanced Micro Devices Inc.	5,538,896	102,248
	Microchip Technology Inc.	1,379,690	99,227
*	Palo Alto Networks Inc.	522,696	98,450
*	Cerner Corp.	1,826,051	95,758
*	VeriSign Inc.	634,718	94,122
*	ServiceNow Inc.	523,009	93,122
	Harris Corp.	686,437	92,429
*	Splunk Inc.	855,471	89,696
*	IAC/InterActiveCorp	453,502	83,009
	Citrix Systems Inc.	746,000	76,435
*	Cadence Design Systems Inc.	1,646,564	71,593
*	ANSYS Inc.	487,666	69,707
*	Workday Inc. Class A	434,495	69,380
	Skyworks Solutions Inc.	1,034,501	69,332
*	Arista Networks Inc.	307,675	64,827
*	Gartner Inc.	502,744	64,271
*	Veeva Systems Inc. Class A	710,169	63,432
*	GoDaddy Inc. Class A	925,704	60,745
*	Fortinet Inc.	844,174	59,455
	SS&C Technologies Holdings Inc.	1,313,210	59,239
*	F5 Networks Inc.	353,278	57,242
*	Akamai Technologies Inc.	901,566	55,068
	KLA-Tencor Corp.	445,995	39,912
	CDK Global Inc.	750,378	35,928
*,^	Snap Inc.	3,425,680	18,875
*	Dropbox Inc. Class A	881,192	18,003
^	Match Group Inc.	297,915	12,742
			2,399,578
Telecommunications (0.2%)
*	Zayo Group Holdings Inc.	1,171,688	26,761
Total Common Stocks
(Cost $9,545,281)			10,882,830
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 2.530%	456,941	45,694

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill, 2.280%, 2/21/19	500	498
[4] United States Treasury Bill, 2.480%, 5/9/19	1,700	1,686
		2,184
Total Temporary Cash Investments
(Cost $47,874)		47,878
Total Investments (100.2%)
(Cost $9,593,155)		10,930,708

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	641
Receivables for Investment Securities Sold	7,443
Receivables for Accrued Income	7,809
Receivables for Capital Shares Issued	15,621
Variation Margin Receivable— Futures Contracts	234
Total Other Assets	31,748
Liabilities
Payables for Investment Securities Purchased	(12,230)
Collateral for Securities on Loan	(29,817)
Payables for Capital Shares Redeemed	(12,584)
Payables to Vanguard	(2,678)
Other Liabilities	(488)
Total Liabilities	(57,797)
Net Assets (100%)	10,904,659

Mid-Cap Growth Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	10,290,985
Total Distributable Earnings (Loss)	613,674
Net Assets	10,904,659

Investor Shares—Net Assets
Applicable to 8,602,406 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	404,525
Net Asset Value Per Share— Investor Shares	$47.02

ETF Shares—Net Assets
Applicable to 41,447,700 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,956,326
Net Asset Value Per Share— ETF Shares	$119.58

Admiral Shares—Net Assets
Applicable to 107,696,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,543,808
Net Asset Value Per Share— Admiral Shares	$51.48

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,967,000.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $29,817,000 of collateral received for securities on loan.

4	Securities with a value of $1,249,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2019	120	19,946	(525)
E-mini S&P 500 Index	March 2019	40	5,010	(235)
				(760)

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	99,855
Interest[1]	722
Securities Lending—Net	554
Total Income	101,131
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,839
Management and Administrative—Investor Shares	754
Management and Administrative—ETF Shares	2,258
Management and Administrative—Admiral Shares	2,782
Marketing and Distribution—Investor Shares	89
Marketing and Distribution—ETF Shares	221
Marketing and Distribution—Admiral Shares	463
Custodian Fees	39
Auditing Fees	37
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—ETF Shares	512
Shareholders’ Reports—Admiral Shares	83
Trustees’ Fees and Expenses	8
Total Expenses	9,099
Net Investment Income	92,032
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	393,773
Futures Contracts	(2,313)
Realized Net Gain (Loss)	391,460
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,154,310)
Futures Contracts	(929)
Change in Unrealized Appreciation (Depreciation)	(1,155,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	(671,747)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $681,000, ($17,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $553,461,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,032	76,920
Realized Net Gain (Loss)	391,460	196,999
Change in Unrealized Appreciation (Depreciation)	(1,155,239)	1,618,425
Net Increase (Decrease) in Net Assets Resulting from Operations	(671,747)	1,892,344
Distributions
Net Investment Income
Investor Shares	(3,034)	(3,236)
ETF Shares	(41,585)	(35,438)
Admiral Shares	(46,318)	(38,832)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(90,937)	(77,506)
Capital Share Transactions
Investor Shares	(65,592)	(58,359)
ETF Shares	175,603	734,241
Admiral Shares	273,260	833,930
Net Increase (Decrease) from Capital Share Transactions	383,271	1,509,812
Total Increase (Decrease)	(379,413)	3,324,650
Net Assets
Beginning of Period	11,284,072	7,959,422
End of Period	10,904,659	11,284,072

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$50.21	$41.52	$39.22	$39.94	$35.46
Investment Operations
Net Investment Income	.333 [1]	.304 [1]	.290	.268	.258
Net Realized and Unrealized Gain (Loss) on Investments	(3.193)	8.692	2.299	(.719)	4.476
Total from Investment Operations	(2.860)	8.996	2.589	(.451)	4.734
Distributions
Dividends from Net Investment Income	(.330)	(.306)	(.289)	(.269)	(.254)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.330)	(.306)	(.289)	(.269)	(.254)
Net Asset Value, End of Period	$47.02	$50.21	$41.52	$39.22	$39.94

Total Return[2]	-5.74%	21.72%	6.62%	-1.13%	13.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$405	$495	$460	$542	$562
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.67%	0.74%	0.70%	0.79%
Portfolio Turnover Rate[3]	25%	23%	21%	23%	17%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$127.67	$105.60	$99.75	$101.57	$90.20
Investment Operations
Net Investment Income	1.016 [1]	.932 [1]	.863	.805	.816
Net Realized and Unrealized Gain (Loss) on Investments	(8.101)	22.058	5.848	(1.815)	11.359
Total from Investment Operations	(7.085)	22.990	6.711	(1.010)	12.175
Distributions
Dividends from Net Investment Income	(1.005)	(.920)	(.861)	(.810)	(.805)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.005)	(.920)	(.861)	(.810)	(.805)
Net Asset Value, End of Period	$119.58	$127.67	$105.60	$99.75	$101.57

Total Return	-5.60%	21.83%	6.75%	-1.00%	13.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,956	$5,130	$3,576	$3,302	$2,716
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.79%	0.86%	0.82%	0.93%
Portfolio Turnover Rate[2]	25%	23%	21%	23%	17%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$54.96	$45.46	$42.94	$43.72	$38.83
Investment Operations
Net Investment Income	.437 [1]	.400 [1]	.370	.349	.350
Net Realized and Unrealized Gain (Loss) on Investments	(3.485)	9.496	2.519	(.777)	4.886
Total from Investment Operations	(3.048)	9.896	2.889	(.428)	5.236
Distributions
Dividends from Net Investment Income	(.432)	(.396)	(.369)	(.352)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.432)	(.396)	(.369)	(.352)	(.346)
Net Asset Value, End of Period	$51.48	$54.96	$45.46	$42.94	$43.72

Total Return[2]	-5.60%	21.83%	6.75%	-0.98%	13.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,544	$5,659	$3,923	$3,319	$2,264
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.79%	0.86%	0.82%	0.93%
Portfolio Turnover Rate[3]	25%	23%	21%	23%	17%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty isk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $641,000, representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,882,830	—	—
Temporary Cash Investments	45,694	2,184	—
Futures Contracts—Assets[1]	234	—	—
Total	10,928,758	2,184	—

1	Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	480,247
Total Distributable Earnings (Loss)	(480,247)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	583
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(722,181)
Net Unrealized Gains (Losses)	1,337,553

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,593,155
Gross Unrealized Appreciation	2,217,326
Gross Unrealized Depreciation	(879,773)
Net Unrealized Appreciation (Depreciation)	1,337,553

E. During the year ended December 31, 2018, the fund purchased $4,704,917,000 of investment securities and sold $4,303,145,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,242,988,000 and $1,268,517,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $661,641,000 and $950,704,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	118,555	2,262	144,647	3,165
Issued in Lieu of Cash Distributions	2,914	57	3,117	66
Redeemed	(187,061)	(3,566)	(206,123)	(4,466)
Net Increase (Decrease)—Investor Shares	(65,592)	(1,247)	(58,359)	(1,235)
ETF Shares
Issued	1,459,320	10,767	1,524,417	12,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,283,717)	(9,500)	(790,176)	(6,500)
Net Increase (Decrease)—ETF Shares	175,603	1,267	734,241	6,318
Admiral Shares
Issued	1,646,436	28,824	1,742,853	34,515
Issued in Lieu of Cash Distributions	42,295	757	35,702	692
Redeemed	(1,415,471)	(24,858)	(944,625)	(18,543)
Net Increase (Decrease)—Admiral Shares	273,260	4,723	833,930	16,664

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund Investor Shares	-12.53%	5.62%	13.31%	$34,890
Spliced Mid-Cap Value Index	-12.42	5.79	13.52	35,549
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	-12.41%	5.75%	13.46%	$35,343
Spliced Mid-Cap Value Index	-12.42	5.79	13.52	35,549
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	-12.42%	5.75%	12.21%	$23,083
Spliced Mid-Cap Value Index	-12.42	5.79	12.27	23,169
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.07	24,403

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund ETF Shares Market Price	-12.46%	32.20%	253.66%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	-12.41	32.27	253.43
Spliced Mid-Cap Value Index	-12.42	32.50	255.49

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Value Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	6.3%
Consumer Goods	13.4
Consumer Services	13.5
Financials	24.0
Health Care	4.8
Industrials	11.9
Oil & Gas	4.1
Technology	8.2
Telecommunications	0.8
Utilities	13.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (6.3%)
Newmont Mining Corp.	4,855,121	168,230
International Flavors & Fragrances Inc.	971,863	130,492
Freeport-McMoRan Inc.	12,547,634	129,366
Celanese Corp. Class A	1,219,105	109,683
Mosaic Co.	3,162,449	92,375
Eastman Chemical Co.	1,149,018	84,005
Albemarle Corp.	967,891	74,595
Avery Dennison Corp.	790,208	70,984
FMC Corp.	613,598	45,382
Reliance Steel & Aluminum Co.	609,835	43,402
Westlake Chemical Corp.	353,133	23,367
* Axalta Coating Systems Ltd.	979,009	22,928
* Alcoa Corp.	849,789	22,588
		1,017,397
Consumer Goods (13.3%)
Clorox Co.	1,163,575	179,353
Genuine Parts Co.	1,270,841	122,026
DR Horton Inc.	3,258,817	112,951
Lennar Corp. Class A	2,678,951	104,881
Conagra Brands Inc.	4,426,526	94,551
JM Smucker Co.	985,134	92,100
Molson Coors Brewing Co. Class B	1,605,083	90,141
Tapestry Inc.	2,641,780	89,160
Hasbro Inc.	1,037,903	84,330
Aptiv plc	1,200,940	73,942
Lear Corp.	584,899	71,861
Tyson Foods Inc. Class A	1,344,676	71,806
Newell Brands Inc.	3,828,707	71,176
Garmin Ltd.	1,118,374	70,815
BorgWarner Inc.	1,898,774	65,963
Bunge Ltd.	1,221,491	65,276
PVH Corp.	699,128	64,984
Whirlpool Corp.	581,503	62,145
PulteGroup Inc.	2,303,613	59,871

*	Campbell Soup Co.	1,780,991	58,755
	Hormel Foods Corp.	1,214,636	51,841
	Ralph Lauren Corp. Class A	497,201	51,440
	Harley-Davidson Inc.	1,483,956	50,632
*	Michael Kors Holdings Ltd.	1,300,657	49,321
	Jefferies Financial Group Inc.	2,502,629	43,446
	Hanesbrands Inc.	3,287,480	41,192
*	Mohawk Industries Inc.	270,484	31,636
	Ingredion Inc.	322,171	29,446
	Coty Inc. Class A	4,106,855	26,941
	Keurig Dr Pepper Inc.	949,438	24,344
	Goodyear Tire & Rubber Co.	1,061,683	21,669
*	Elanco Animal Health Inc.	666,412	21,012
	Lennar Corp. Class B	122,627	3,842
			2,152,849
Consumer Services (13.5%)
	Royal Caribbean Cruises Ltd.	1,523,832	149,015
	Darden Restaurants Inc.	1,131,259	112,967
	Best Buy Co. Inc.	2,103,320	111,392
	MGM Resorts International	4,324,969	104,924
	Kohl’s Corp.	1,519,680	100,816
	Advance Auto Parts Inc.	631,241	99,395
*	AutoZone Inc.	116,491	97,659
*	United Continental Holdings Inc.	1,056,124	88,429
	Macy’s Inc.	2,800,412	83,396
	Viacom Inc. Class B	3,209,421	82,482
	Nielsen Holdings plc	3,238,142	75,546
	Omnicom Group Inc.	1,021,530	74,817
*	Qurate Retail Group Inc. QVC Group Class A	3,828,972	74,741
	Interpublic Group of Cos. Inc.	3,502,790	72,263

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Discovery Communications Inc.	3,123,157	72,082
*	Liberty Broadband Corp.	973,673	70,134
	Alaska Air Group Inc.	1,123,662	68,375
	Gap Inc.	2,629,466	67,735
	Aramark	2,248,418	65,137
	L Brands Inc.	2,130,727	54,696
*	Liberty Media Corp- Liberty SiriusXM Class C	1,468,268	54,296
	AmerisourceBergen Corp. Class A	724,281	53,886
	Altice USA Inc. Class A	3,206,371	52,969
	Nordstrom Inc.	1,077,468	50,221
*	DISH Network Corp. Class A	1,984,741	49,559
	News Corp. Class A	4,235,714	48,075
	Tiffany & Co.	527,668	42,483
*,^	Discovery Communications Inc. Class A	1,354,118	33,501
*	Liberty Media Corp- Liberty SiriusXM Class A	750,835	27,631
*	Liberty Broadband Corp. Class A	227,901	16,366
	Wyndham Hotels & Resorts Inc.	227,175	10,307
	News Corp. Class B	378,120	4,367
	Viacom Inc. Class A	101,139	2,813
			2,172,475
Financials (23.9%)
	M&T Bank Corp.	1,151,311	164,787
	Hartford Financial Services Group Inc.	3,269,990	145,351
	KeyCorp	9,430,178	139,378
	Citizens Financial Group Inc.	4,265,291	126,807
	Regions Financial Corp.	9,424,240	126,096
	HCP Inc.	4,283,585	119,641
	Annaly Capital Management Inc.	11,976,664	117,611
	Huntington Bancshares Inc.	9,676,367	115,342
	Principal Financial Group Inc.	2,580,110	113,963
	Host Hotels & Resorts Inc.	6,764,330	112,761
	Cincinnati Financial Corp.	1,409,078	109,091
	Loews Corp.	2,291,237	104,297
	Comerica Inc.	1,474,010	101,250
	Lincoln National Corp.	1,947,162	99,909
	UDR Inc.	2,511,990	99,525
*	Arch Capital Group Ltd.	3,504,261	93,634
	KKR & Co. Inc. Class A	4,582,688	89,958
	Raymond James Financial Inc.	1,175,542	87,472
	Nasdaq Inc.	1,046,246	85,342
	Ally Financial Inc.	3,765,629	85,329
	Duke Realty Corp.	3,265,463	84,575
	AGNC Investment Corp.	4,811,236	84,389
	Everest Re Group Ltd.	370,473	80,674
	Reinsurance Group of America Inc. Class A	572,263	80,248
	Alleghany Corp.	128,463	80,074
	Fidelity National Financial Inc.	2,383,040	74,923
	Camden Property Trust	848,765	74,734
	Zions Bancorp NA	1,751,297	71,348
	Western Union Co.	4,035,449	68,845
	Torchmark Corp.	915,167	68,207
	VEREIT Inc.	8,817,260	63,043
	Invesco Ltd.	3,748,639	62,752
	WR Berkley Corp.	834,810	61,701
	Arthur J Gallagher & Co.	836,859	61,677
	SL Green Realty Corp.	777,107	61,454
	Unum Group	1,993,520	58,570
	Voya Financial Inc.	1,417,380	56,894
*	Athene Holding Ltd. Class A	1,427,205	56,846
	Macerich Co.	1,285,425	55,633
	Kimco Realty Corp.	3,648,261	53,447
	Jones Lang LaSalle Inc.	415,256	52,571
	People’s United Financial Inc.	3,438,948	49,624
	Affiliated Managers Group Inc.	480,016	46,773
	Franklin Resources Inc.	1,285,890	38,140
	AXA Equitable Holdings Inc.	1,926,644	32,040
	Lazard Ltd. Class A	591,276	21,824
	CIT Group Inc.	481,109	18,412
	New York Community Bancorp Inc.	415,838	3,913
			3,860,875
Health Care (4.7%)
*	Laboratory Corp. of America Holdings	919,726	116,217
*	Henry Schein Inc.	1,389,527	109,106
*	Hologic Inc.	2,636,276	108,351
	Quest Diagnostics Inc.	1,240,361	103,285
	Universal Health Services Inc. Class B	777,161	90,586
	Dentsply Sirona Inc.	2,028,769	75,490
	Cardinal Health Inc.	1,360,594	60,682
*	DaVita Inc.	1,134,614	58,387
	Perrigo Co. plc	1,114,290	43,179
			765,283

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
Industrials (11.8%)
	Willis Towers Watson plc	1,184,295	179,847
	Ball Corp.	3,091,441	142,144
	L3 Technologies Inc.	717,362	124,577
	WW Grainger Inc.	436,365	123,212
	Dover Corp.	1,333,998	94,647
	Textron Inc.	1,993,310	91,672
	Westrock Co.	2,339,953	88,357
*	First Data Corp. Class A	4,885,345	82,611
	Jacobs Engineering Group Inc.	1,296,499	75,793
	Huntington Ingalls Industries Inc.	391,456	74,498
	Arconic Inc.	3,963,544	66,825
	Alliance Data Systems Corp.	421,967	63,329
	Pentair plc	1,582,059	59,770
*	Arrow Electronics Inc.	794,510	54,781
	Xylem Inc.	818,900	54,637
*	Keysight Technologies Inc.	850,290	52,786
	CH Robinson Worldwide Inc.	626,561	52,688
	Allison Transmission Holdings Inc.	1,181,441	51,877
*	Crown Holdings Inc.	1,232,023	51,215
	Sealed Air Corp.	1,430,097	49,825
	Hubbell Inc. Class B	498,558	49,527
	Owens Corning	996,248	43,815
	Fluor Corp.	1,281,946	41,279
*	United Rentals Inc.	369,557	37,891
	Xerox Corp.	1,845,807	36,473
	FLIR Systems Inc.	630,401	27,448
	Flowserve Corp.	596,264	22,670
	ManpowerGroup Inc.	281,726	18,256
			1,912,450
Oil & Gas (4.1%)
	Marathon Oil Corp.	7,577,379	108,660
	Hess Corp.	2,565,496	103,903
	Devon Energy Corp.	4,054,549	91,390
	National Oilwell Varco Inc.	3,494,628	89,812
	HollyFrontier Corp.	1,579,562	80,747
	OGE Energy Corp.	1,820,246	71,335
	Baker Hughes a GE Co. Class A	2,339,359	50,296
	Noble Energy Inc.	2,186,299	41,015
*	Equitrans Midstream Corp.	926,888	18,556
			655,714

Technology (8.2%)
	Motorola Solutions Inc.	1,490,516	171,469
	NetApp Inc.	2,295,929	136,998
	Maxim Integrated Products Inc.	2,525,454	128,419
*	Synopsys Inc.	1,354,423	114,097
	CDW Corp.	1,367,169	110,809
	Symantec Corp.	5,532,570	104,538
	Western Digital Corp.	2,506,385	92,661
	Marvell Technology Group Ltd.	5,701,717	92,311
	Seagate Technology plc	2,348,038	90,611
	Juniper Networks Inc.	3,146,394	84,669
*	Qorvo Inc.	1,138,324	69,130
	KLA-Tencor Corp.	697,514	62,421
*	Dell Technologies Inc.	1,228,994	60,061
			1,318,194
Telecommunications (0.8%)
	CenturyLink Inc.	8,865,202	134,308

Utilities (13.0%)
	WEC Energy Group Inc.	2,875,878	199,183
	Eversource Energy	2,888,388	187,861
	DTE Energy Co.	1,658,177	182,897
	FirstEnergy Corp.	4,661,652	175,045
	American Water Works Co. Inc.	1,646,192	149,425
	Ameren Corp.	2,224,389	145,097
	Entergy Corp.	1,650,962	142,098
	Evergy Inc.	2,401,391	136,327
	CenterPoint Energy Inc.	4,568,356	128,965
	CMS Energy Corp.	2,582,567	128,224
*	Alliant Energy Corp.	2,151,272	90,891
	AES Corp.	6,036,392	87,286
	Pinnacle West Capital Corp.	1,021,695	87,048
	NiSource Inc.	3,370,518	85,443
*	Vistra Energy Corp.	3,677,840	84,186
*	PG&E Corp.	2,363,526	56,134
	Avangrid Inc.	563,183	28,210
			2,094,320
Total Common Stocks
(Cost $15,907,668)			16,083,865
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 2.530%	608,663	60,866

Mid-Cap Value Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.132%, 1/3/19	400	400
[4]	United States Treasury Bill, 2.282%, 2/7/19	500	499
[4]	United States Treasury Bill, 2.280%, 2/21/19	500	498
[4]	United States Treasury Bill, 2.314%, 2/28/19	150	149
[4]	United States Treasury Bill, 2.451%, 4/18/19	1,500	1,490
[4]	United States Treasury Bill, 2.479%, 5/9/19	1,000	992
			4,028
Total Temporary Cash Investments
(Cost $64,887)			64,894
Total Investments (100.0%)
(Cost $15,972,555)			16,148,759

Amount
($000
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	935
Receivables for Investment Securities Sold	10,689
Receivables for Accrued Income	30,626
Receivables for Capital Shares Issued	215,432
Variation Margin Receivable—Futures Contracts	643
Other Assets[4]	1,134
Total Other Assets	259,459
Liabilities
Payables for Investment Securities Purchased	(232,342)
Collateral for Securities on Loan	(6,958)
Payables for Capital Shares Redeemed	(22,553)
Payables to Vanguard	(3,195)
Variation Margin Payable—Futures Contracts	(40)
Total Liabilities	(265,088)
Net Assets (100%)	16,143,130

At December 31, 2018, net assets consisted of:

Amount
($000
Paid-in Capital	16,774,636
Total Distributable Earnings (Loss)	(631,506)
Net Assets	16,143,130

Investor Shares—Net Assets
Applicable to 13,536,508 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	507,552
Net Asset Value Per Share— Investor Shares	$37.50

ETF Shares—Net Assets
Applicable to 82,938,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,897,691
Net Asset Value Per Share— ETF Shares	$95.22

Admiral Shares—Net Assets
Applicable to 156,859,800 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,737,887
Net Asset Value Per Share— Admiral Shares	$49.33

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,620,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $6,958,000 of collateral received for securities on loan.

4	Securities with a value of $2,535,000 and cash of $1,033,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	359	44,968	(1,725)
E-mini S&P Mid-Cap 400 Index	March 2019	115	19,115	(847)
				(2,572)

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	443,193
Interest[1]	805
Securities Lending—Net	217
Total Income	444,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,706
Management and Administrative—Investor Shares	956
Management and Administrative—ETF Shares	4,020
Management and Administrative—Admiral Shares	3,880
Marketing and Distribution—Investor Shares	128
Marketing and Distribution—ETF Shares	405
Marketing and Distribution—Admiral Shares	642
Custodian Fees	52
Auditing Fees	38
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—ETF Shares	350
Shareholders’ Reports—Admiral Shares	115
Trustees’ Fees and Expenses	12
Total Expenses	13,320
Expenses Paid Indirectly	(30)
Net Expenses	13,290
Net Investment Income	430,925
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	568,552
Futures Contracts	(4,405)
Realized Net Gain (Loss)	564,147
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,288,001)
Futures Contracts	(2,726)
Change in Unrealized Appreciation (Depreciation)	(3,290,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,295,655)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $754,000, $4,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $728,445,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	430,925	308,836
Realized Net Gain (Loss)	564,147	336,923
Change in Unrealized Appreciation (Depreciation)	(3,290,727)	1,761,535
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,295,655)	2,407,294
Distributions
Net Investment Income
Investor Shares	(13,788)	(12,688)
ETF Shares	(213,583)	(151,423)
Admiral Shares	(203,207)	(143,932)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(430,578)	(308,043)
Capital Share Transactions
Investor Shares	(87,519)	(76,973)
ETF Shares	901,760	944,390
Admiral Shares	884,275	1,206,333
Net Increase (Decrease) from Capital Share Transactions	1,698,516	2,073,750
Total Increase (Decrease)	(1,027,717)	4,173,001
Net Assets
Beginning of Period	17,170,847	12,997,846
End of Period	16,143,130	17,170,847

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$43.89	$38.24	$33.86	$35.19	$31.38
Investment Operations
Net Investment Income	1.001 [1,2]	.771 [1]	.675	.658	.539
Net Realized and Unrealized Gain (Loss) on Investments	(6.415)	5.646	4.396	(1.341)	3.804
Total from Investment Operations	(5.414)	6.417	5.071	(.683)	4.343
Distributions
Dividends from Net Investment Income	(.976)	(.767)	(.691)	(.647)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.976)	(.767)	(.691)	(.647)	(.533)
Net Asset Value, End of Period	$37.50	$43.89	$38.24	$33.86	$35.19

Total Return[3]	-12.53%	16.91%	15.11%	-1.91%	13.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$508	$682	$666	$588	$628
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.29%[2]	1.92%	2.02%	2.01%	1.86%
Portfolio Turnover Rate[4]	17%	17%	20%	20%	14%

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$111.47	$97.12	$85.99	$89.39	$79.73
Investment Operations
Net Investment Income	2.645 [1,2]	2.116 [1]	1.822	1.785	1.504
Net Realized and Unrealized Gain (Loss) on Investments	(16.278)	14.306	11.170	(3.427)	9.647
Total from Investment Operations	(13.633)	16.422	12.992	(1.642)	11.151
Distributions
Dividends from Net Investment Income	(2.617)	(2.072)	(1.862)	(1.758)	(1.491)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.617)	(2.072)	(1.862)	(1.758)	(1.491)
Net Asset Value, End of Period	$95.22	$111.47	$97.12	$85.99	$89.39

Total Return	-12.41%	17.05%	15.26%	-1.80%	13.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,898	$8,355	$6,383	$4,351	$3,407
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.41%[2]	2.04%	2.14%	2.13%	2.00%
Portfolio Turnover Rate[3]	17%	17%	20%	20%	14%

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$57.74	$50.31	$44.54	$46.30	$41.30
Investment Operations
Net Investment Income	1.385 [1,2]	1.096 [1]	.942	.924	.780
Net Realized and Unrealized Gain (Loss) on Investments	(8.439)	7.407	5.791	(1.775)	4.994
Total from Investment Operations	(7.054)	8.503	6.733	(.851)	5.774
Distributions
Dividends from Net Investment Income	(1.356)	(1.073)	(.963)	(.909)	(.774)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.356)	(1.073)	(.963)	(.909)	(.774)
Net Asset Value, End of Period	$49.33	$57.74	$50.31	$44.54	$46.30

Total Return[3]	-12.42%	17.04%	15.26%	-1.80%	13.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,738	$8,134	$5,949	$3,884	$2,896
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.41%[2]	2.04%	2.14%	2.13%	2.00%
Portfolio Turnover Rate[4]	17%	17%	20%	20%	14%

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $935,000, representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $30,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,083,865	—	—
Temporary Cash Investments	60,866	4,028	—
Futures Contracts—Assets[1]	643	—	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	16,145,334	4,028	—

1	Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	724,408
Total Distributable Earnings (Loss)	(724,408)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	2,268
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(807,369)
Net Unrealized Gains (Losses)	176,204

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,972,555
Gross Unrealized Appreciation	1,730,601
Gross Unrealized Depreciation	(1,554,397)
Net Unrealized Appreciation (Depreciation)	176,204

F. During the year ended December 31, 2018, the fund purchased $6,899,687,000 of investment securities and sold $5,097,299,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,595,520,000 and $2,036,860,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $1,058,952,000 and $652,678,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	129,028	2,954	221,539	5,483
Issued in Lieu of Cash Distributions	13,124	316	12,172	294
Redeemed	(229,671)	(5,279)	(310,684)	(7,643)
Net Increase (Decrease)—Investor Shares	(87,519)	(2,009)	(76,973)	(1,866)
ETF Shares
Issued	2,940,423	26,540	2,246,697	21,601
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,038,663)	(18,550)	(1,302,307)	(12,375)
Net Increase (Decrease)—ETF Shares	901,760	7,990	944,390	9,226
Admiral Shares
Issued	2,549,096	45,288	2,653,657	49,594
Issued in Lieu of Cash Distributions	182,037	3,336	129,099	2,365
Redeemed	(1,846,858)	(32,623)	(1,576,423)	(29,360)
Net Increase (Decrease)—Admiral Shares	884,275	16,001	1,206,333	22,599

H. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund and the statements of net assets of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	679,033
Mid-Cap Index Fund	1,384,349
Mid-Cap Growth Index Fund	68,948
Mid-Cap Value Index Fund	402,677

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	67.9%
Mid-Cap Index Fund	81.9
Mid-Cap Growth Index Fund	74.7
Mid-Cap Value Index Fund	85.3

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q980 022019

Annual Report | December 31, 2018

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Growth Index Fund	5

Value Index Fund	25

Large-Cap Index Fund	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•    For the 12 months ended December 31, 2018, returns ranged from –3.46% for Vanguard Growth Index Fund to –5.55% for Vanguard Value Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned –4.59%. (All returns are for Investor Shares.) Each fund closely tracked its target index.

•    Growth stocks outperformed value stocks during the fiscal year, while large-capitalization stocks led mid- and small-caps.

•    Financial and industrial stocks detracted most from the Large-Cap Index and Value Index Funds’ results; consumer goods and technology were the Growth Index Fund’s main detractors. Health care was the top-performing sector for the Large-Cap Index and Value Index Funds, while consumer services contributed most to the Growth Index Fund’s returns.

•    Please note that in November, Vanguard lowered the investment minimum for the funds’ Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$901.52	$0.81
ETF Shares	1,000.00	902.20	0.14
Admiral™ Shares	1,000.00	902.10	0.24
Institutional Shares	1,000.00	902.14	0.19
Value Index Fund
Investor Shares	$1,000.00	$955.57	$0.84
ETF Shares	1,000.00	956.28	0.15
Admiral Shares	1,000.00	955.92	0.25
Institutional Shares	1,000.00	956.21	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$929.36	$0.83
ETF Shares	1,000.00	930.23	0.15
Admiral Shares	1,000.00	929.93	0.24
Institutional Shares	1,000.00	930.07	0.19
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Investor Shares	-3.46%	8.86%	14.37%	$38,294
Spliced Growth Index	-3.34	9.05	14.59	39,042
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund ETF Shares Net Asset Value	-3.32%	9.01%	14.53%	$38,821
Spliced Growth Index	-3.34	9.05	14.59	39,042
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

5

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	-3.34%	9.00%	14.52%	$38,802
Spliced Growth Index	-3.34	9.05	14.59	39,042
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional Shares	-3.33%	9.01%	14.54%	$19,439,716
Spliced Growth Index	-3.34	9.05	14.59	19,521,111
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	-3.35%	53.88%	287.60%
Growth Index Fund ETF Shares Net Asset Value	-3.32	53.93	288.21
Spliced Growth Index	-3.34	54.21	290.42

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

6

Growth Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	1.7%
Consumer Goods	6.2
Consumer Services	20.6
Financials	12.7
Health Care	11.6
Industrials	14.1
Oil & Gas	2.9
Technology	30.0
Telecommunications	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

7

Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.7%)
	Linde plc	3,833,683	598,208
	Ecolab Inc.	1,806,463	266,182
	International Flavors & Fragrances Inc.	745,327	100,075
	CF Industries Holdings Inc.	1,604,852	69,827
	FMC Corp.	936,376	69,254
	Albemarle Corp.	738,542	56,919
*	Axalta Coating Systems Ltd.	1,494,048	34,991
	Steel Dynamics Inc.	758,173	22,776
			1,218,232
Consumer Goods (6.2%)
	Philip Morris International Inc.	10,814,049	721,946
	NIKE Inc. Class B	8,856,444	656,617
	Colgate-Palmolive Co.	6,027,830	358,776
	Altria Group Inc.	6,529,155	322,475
*,^	Tesla Inc.	895,022	297,863
	Activision Blizzard Inc.	5,036,297	234,540
	Estee Lauder Cos. Inc. Class A	1,527,487	198,726
	Constellation Brands Inc. Class A	1,038,513	167,014
*	Electronic Arts Inc.	2,098,280	165,575
*	Monster Beverage Corp.	2,877,408	141,626
	McCormick & Co. Inc.	845,271	117,696
	Church & Dwight Co. Inc.	1,709,124	112,392
	Hershey Co.	983,622	105,425
	Brown-Forman Corp. Class B	2,057,443	97,893
	Kraft Heinz Co.	2,119,250	91,213
*	Lululemon Athletica Inc.	724,567	88,115
*	Take-Two Interactive Software Inc.	791,807	81,509
	Lamb Weston Holdings Inc.	1,018,555	74,925
	Clorox Co.	443,774	68,403
*	NVR Inc.	23,790	57,976
*	LKQ Corp.	2,102,096	49,883
	DR Horton Inc.	1,242,826	43,076
	Lennar Corp. Class A	1,019,592	39,917
	Hormel Foods Corp.	926,814	39,556
*	WABCO Holdings Inc.	362,793	38,942
	Fortune Brands Home & Security Inc.	983,269	37,354
	Polaris Industries Inc.	408,148	31,297
*	Mohawk Industries Inc.	206,278	24,126
*,^	Under Armour Inc. Class A	1,305,986	23,077
*	Under Armour Inc.	1,336,131	21,605
*	Wayfair Inc.	204,121	18,387
	Lennar Corp. Class B	49,494	1,551
	Newell Brands Inc.	369	7
			4,529,483
Consumer Services (20.6%)
*	Amazon.com Inc.	2,889,729	4,340,286
	Home Depot Inc.	7,855,928	1,349,806
	Walt Disney Co.	9,835,974	1,078,515
	Comcast Corp. Class A	31,571,481	1,075,009
	McDonald’s Corp.	5,361,187	951,986
*	Netflix Inc.	2,881,127	771,162
	Costco Wholesale Corp.	3,049,150	621,142
*	Booking Holdings Inc.	322,312	555,157
	Starbucks Corp.	8,200,154	528,090
	Lowe’s Cos. Inc.	5,342,473	493,431
	TJX Cos. Inc.	8,170,032	365,527
*	Charter
	Communications Inc. Class A	1,113,564	317,332
	Ross Stores Inc.	2,593,627	215,790
	Yum! Brands Inc.	2,169,388	199,410
	Dollar General Corp.	1,844,423	199,345
	Marriott International Inc. Class A	1,777,134	192,926
*	O’Reilly Automotive Inc.	556,434	191,597
	Southwest Airlines Co.	3,514,688	163,363

8

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Dollar Tree Inc.	1,651,793	149,190
*	AutoZone Inc.	177,474	148,784
	Hilton Worldwide Holdings Inc.	2,059,241	147,854
*	Ulta Beauty Inc.	394,825	96,669
	Expedia Group Inc.	804,877	90,669
*	Chipotle Mexican Grill Inc. Class A	193,242	83,440
	Domino’s Pizza Inc.	289,215	71,722
	Tractor Supply Co.	848,804	70,824
*	Copart Inc.	1,464,508	69,974
	Wynn Resorts Ltd.	642,686	63,568
	Royal Caribbean Cruises Ltd.	581,179	56,834
	FactSet Research Systems Inc.	264,481	52,931
*,^	Sirius XM Holdings Inc.	7,721,374	44,089
	MGM Resorts International	1,649,677	40,021
*	CarMax Inc.	607,131	38,085
	Rollins Inc.	1,024,173	36,973
*	Norwegian Cruise Line Holdings Ltd.	764,644	32,413
	Tiffany & Co.	402,587	32,412
	Vail Resorts Inc.	140,591	29,639
*	GrubHub Inc.	315,310	24,219
*	Live Nation Entertainment Inc.	473,705	23,330
*	TripAdvisor Inc.	369,005	19,904
	Hyatt Hotels Corp. Class A	282,537	19,100
*,^	Carvana Co. Class A	121,380	3,970
			15,056,488
Financials (12.7%)
	Visa Inc. Class A	12,238,836	1,614,792
	Mastercard Inc. Class A	6,389,888	1,205,452
	American Tower Corp.	3,067,207	485,201
	Simon Property Group Inc.	2,149,552	361,103
	Charles Schwab Corp.	8,446,469	350,782
	Crown Castle International Corp.	2,882,856	313,165
	Intercontinental Exchange Inc.	3,958,002	298,156
	S&P Global Inc.	1,743,442	296,280
	Marsh & McLennan Cos. Inc.	3,500,102	279,133
	Prologis Inc.	4,374,117	256,848
	Aon plc	1,673,388	243,244
	Public Storage	1,029,600	208,401
	Equinix Inc.	558,462	196,891
	AvalonBay Communities Inc.	960,017	167,091
	Moody’s Corp.	1,131,057	158,393
	Digital Realty Trust Inc.	1,432,556	152,639
	BlackRock Inc.	383,756	150,747
	T. Rowe Price Group Inc.	1,587,212	146,531
	Realty Income Corp.	2,048,978	129,168
*	SBA Communications Corp. Class A	792,104	128,234
	Boston Properties Inc.	1,072,187	120,675
*	IHS Markit Ltd.	2,462,472	118,125
	Essex Property Trust Inc.	458,593	112,452
*	First Republic Bank	1,142,459	99,280
*	Markel Corp.	92,270	95,781
	TD Ameritrade Holding Corp.	1,955,252	95,729
	Arthur J Gallagher & Co.	1,277,039	94,118
	Welltower Inc.	1,306,047	90,653
*	CBRE Group Inc. Class A	2,251,792	90,162
	Alexandria Real Estate Equities Inc.	747,683	86,163
	MSCI Inc. Class A	581,544	85,737
	Equifax Inc.	843,896	78,592
	E*TRADE Financial Corp.	1,767,882	77,575
	Cboe Global Markets Inc.	780,228	76,330
	UDR Inc.	1,916,040	75,913
	Mid-America Apartment Communities Inc.	791,556	75,752
	Extra Space Storage Inc.	835,720	75,616
	Vornado Realty Trust	1,190,887	73,871
*	SVB Financial Group	370,288	70,325
	Regency Centers Corp.	1,119,323	65,682
	Iron Mountain Inc.	1,990,244	64,504
	Federal Realty Investment Trust	513,646	60,631
	SEI Investments Co.	973,467	44,974
*	Black Knight Inc.	986,920	44,471
	Invitation Homes Inc.	1,990,962	39,978
	Comerica Inc.	562,191	38,617
	Raymond James Financial Inc.	448,397	33,365
	Camden Property Trust	323,830	28,513
	Interactive Brokers Group Inc.	496,204	27,117
			9,282,952
Health Care (11.5%)
	AbbVie Inc.	10,460,543	964,357
	Medtronic plc	9,365,035	851,844
	Thermo Fisher Scientific Inc.	2,801,041	626,845
	Bristol-Myers Squibb Co.	11,355,330	590,250
*	Biogen Inc.	1,402,060	421,908
	Becton Dickinson and Co.	1,864,323	420,069
*	Intuitive Surgical Inc.	793,561	380,052

9

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Boston Scientific Corp.	9,616,466	339,846
	Stryker Corp.	2,080,318	326,090
*	Celgene Corp.	4,859,100	311,420
*	Illumina Inc.	1,034,768	310,358
*	Vertex Pharmaceuticals Inc.	1,775,827	294,272
	Zoetis Inc.	3,338,420	285,568
*	Edwards Lifesciences Corp.	1,452,295	222,448
*	Regeneron Pharmaceuticals Inc.	553,885	206,876
*	Centene Corp.	1,355,439	156,282
*	Alexion Pharmaceuticals Inc.	1,471,683	143,283
*	IQVIA Holdings Inc.	1,182,073	137,321
	Baxter International Inc.	1,766,804	116,291
	ResMed Inc.	996,474	113,469
*	IDEXX Laboratories Inc.	598,573	111,347
*	Align Technology Inc.	527,357	110,444
*	BioMarin Pharmaceutical Inc.	1,235,730	105,222
*	ABIOMED Inc.	297,548	96,715
	Cooper Cos. Inc.	341,720	86,968
*	Henry Schein Inc.	1,060,015	83,232
	Teleflex Inc.	319,765	82,653
*	WellCare Health Plans Inc.	347,682	82,084
*	Incyte Corp.	1,257,861	79,987
*	Varian Medical Systems Inc.	633,595	71,793
*	Jazz Pharmaceuticals plc	398,467	49,394
*	Alnylam Pharmaceuticals Inc.	632,279	46,099
*	Laboratory Corp. of America Holdings	350,693	44,314
*	Seattle Genetics Inc.	723,837	41,013
*	Nektar Therapeutics Class A	1,203,565	39,561
*	DexCom Inc.	308,879	37,004
	Universal Health Services Inc. Class B	296,439	34,553
*	Alkermes plc	1,080,505	31,886
			8,453,118
Industrials (14.1%)
	Boeing Co.	3,750,995	1,209,696
	3M Co.	4,050,768	771,833
	Union Pacific Corp.	5,124,833	708,406
*	PayPal Holdings Inc.	7,784,079	654,563
	Accenture plc Class A	4,441,078	626,236
	United Parcel Service Inc. Class B	4,837,341	471,786
	Lockheed Martin Corp.	1,682,372	440,512
	Automatic Data Processing Inc.	2,890,096	378,949
	Fidelity National Information Services Inc.	2,274,894	233,290
	Sherwin-Williams Co.	585,429	230,343
	Danaher Corp.	2,190,862	225,922
*	Fiserv Inc.	2,767,945	203,416
	Roper Technologies Inc.	718,463	191,485
	Amphenol Corp. Class A	2,092,800	169,559
*	Worldpay Inc. Class A	2,096,207	160,213
	Agilent Technologies Inc.	2,208,097	148,958
	Paychex Inc.	2,244,090	146,202
	Fortive Corp.	2,087,029	141,208
	Waste Connections Inc.	1,829,528	135,842
	FedEx Corp.	823,318	132,826
	Illinois Tool Works Inc.	1,036,694	131,339
	Rockwell Automation Inc.	837,884	126,085
*	Verisk Analytics Inc. Class A	1,087,447	118,575
*	FleetCor Technologies Inc.	615,460	114,303
*	Square Inc.	2,037,273	114,271
	Global Payments Inc.	1,100,146	113,458
*	TransDigm Group Inc.	330,114	112,259
	AMETEK Inc.	1,614,015	109,269
	Fastenal Co.	2,006,602	104,925
	Cintas Corp.	594,613	99,889
*	Mettler-Toledo International Inc.	173,788	98,291
*	Waters Corp.	500,374	94,396
	Total System Services Inc.	1,141,735	92,812
	Vulcan Materials Co.	916,054	90,506
*	CoStar Group Inc.	253,272	85,439
	Xylem Inc.	1,249,635	83,376
	Expeditors International of Washington Inc.	1,200,109	81,715
	CH Robinson Worldwide Inc.	956,166	80,404
	Broadridge Financial Solutions Inc.	811,814	78,137
	Martin Marietta Materials Inc.	436,074	74,948
	TransUnion	1,288,485	73,186
	Kansas City Southern	707,146	67,497
	Old Dominion Freight Line Inc.	511,577	63,175
	Masco Corp.	2,117,309	61,910
*	Trimble Inc.	1,746,374	57,473
	Snap-on Inc.	390,641	56,756
	JB Hunt Transport Services Inc.	607,347	56,508

10

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Packaging Corp. of America	657,106	54,842
*	Sensata Technologies Holding plc	1,141,379	51,179
*	XPO Logistics Inc.	882,781	50,354
	Robert Half International Inc.	802,447	45,900
	Wabtec Corp.	604,659	42,477
*	Keysight Technologies Inc.	648,775	40,276
	Jack Henry & Associates Inc.	268,740	34,001
*	United Rentals Inc.	281,992	28,913
	Huntington Ingalls Industries Inc.	149,312	28,416
*	IPG Photonics Corp.	241,366	27,344
	Cognex Corp.	568,752	21,994
	AO Smith Corp.	500,263	21,361
	FLIR Systems Inc.	481,023	20,944
	Hubbell Inc. Class B	190,164	18,891
	Owens Corning	380,048	16,715
			10,325,754
Oil & Gas (2.8%)
	EOG Resources Inc.	4,028,828	351,354
	Occidental Petroleum Corp.	5,245,996	321,999
	Schlumberger Ltd.	4,814,040	173,691
	Pioneer Natural Resources Co.	1,183,698	155,680
	ONEOK Inc.	2,856,690	154,118
	Anadarko Petroleum Corp.	3,501,894	153,523
*	Concho Resources Inc.	1,390,486	142,928
	Diamondback Energy Inc.	1,146,586	106,289
*	Cheniere Energy Inc.	1,607,688	95,159
	Halliburton Co.	2,893,650	76,913
	Apache Corp.	2,639,169	69,278
	Cabot Oil & Gas Corp.	2,998,293	67,012
	Noble Energy Inc.	3,336,313	62,589
	Targa Resources Corp.	1,594,306	57,427
	Cimarex Energy Co.	664,925	40,993
*	Continental Resources Inc.	653,656	26,271
	Helmerich & Payne Inc.	360,208	17,268
			2,072,492
Technology (30.0%)
	Apple Inc.	29,694,420	4,683,998
	Microsoft Corp.	26,868,648	2,729,049
*	Facebook Inc. Class A	16,704,544	2,189,799
*	Alphabet Inc. Class A	2,078,120	2,171,552
*	Alphabet Inc. Class C	2,066,850	2,140,450
*	Adobe Inc.	3,395,254	768,142
	Broadcom Inc.	2,732,069	694,710
*	salesforce.com Inc.	5,055,844	692,499
	Texas Instruments Inc.	6,683,899	631,628
	NVIDIA Corp.	4,031,798	538,245
	Intuit Inc.	1,713,257	337,255
	Cognizant Technology Solutions Corp. Class A	4,023,246	255,396
*	Micron Technology Inc.	7,880,472	250,047
	Applied Materials Inc.	6,828,748	223,573
*	ServiceNow Inc.	1,245,333	221,732
	Analog Devices Inc.	2,570,650	220,639
*	Red Hat Inc.	1,226,431	215,410
*	Autodesk Inc.	1,518,440	195,287
*	Workday Inc. Class A	1,034,739	165,227
	Xilinx Inc.	1,757,120	149,654
	Lam Research Corp.	1,077,540	146,729
*	Twitter Inc.	4,756,776	136,710
*	Advanced Micro Devices Inc.	6,602,133	121,875
^	Microchip Technology Inc.	1,641,627	118,066
*	Palo Alto Networks Inc.	621,921	117,139
*	Cerner Corp.	2,172,543	113,928
*	VeriSign Inc.	755,156	111,982
	Harris Corp.	818,178	110,168
*	Splunk Inc.	1,019,622	106,907
*	IAC/InterActiveCorp	540,465	98,927
	Maxim Integrated Products Inc.	1,926,553	97,965
	KLA-Tencor Corp.	1,064,422	95,255
	Citrix Systems Inc.	890,274	91,217
*	Cadence Design Systems Inc.	1,961,970	85,306
*	ANSYS Inc.	581,097	83,062
	Skyworks Solutions Inc.	1,234,535	82,738
*	Arista Networks Inc.	367,160	77,361
*	Gartner Inc.	599,960	76,699
*	Veeva Systems Inc. Class A	847,248	75,676
	VMware Inc. Class A	529,254	72,577
*	GoDaddy Inc. Class A	1,104,694	72,490
*	Fortinet Inc.	1,007,128	70,932
	SS&C Technologies Holdings Inc.	1,567,032	70,689
*	F5 Networks Inc.	421,549	68,304
*	Akamai Technologies Inc.	1,075,854	65,713
	CDK Global Inc.	895,483	42,876
*,^	Snap Inc.	4,073,898	22,447
*	Dropbox Inc. Class A	1,051,354	21,479
^	Match Group Inc.	356,927	15,266
			21,944,775

11

Growth Index Fund

		Market
		Value•
	Shares	($000)
Telecommunications (0.2%)
* T-Mobile US Inc.	2,061,527	131,134
* Zayo Group Holdings Inc.	1,398,261	31,936
		163,070
Total Common Stocks (Cost $47,993,928)		73,046,364
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 2.530%	3,382,475	338,248

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.132%, 1/3/19	181	181
	United States Treasury Bill, 2.122%, 1/10/19	1,000	999
[4]	United States Treasury Bill, 2.280%, 2/7/19	9,000	8,979
[4]	United States Treasury Bill, 2.313%, 2/28/19	200	199
[4]	United States Treasury Bill, 2.398%, 4/4/19	6,000	5,963
			16,321
Total Temporary Cash Investments (Cost $354,560)			354,569
Total Investments (100.3%) (Cost $48,348,488)			73,400,933

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	4,182
Receivables for Investment Securities Sold	11,593
Receivables for Accrued Income	72,887
Receivables for Capital Shares Issued	56,752
Variation Margin Receivable—Futures Contracts	750
Other Assets	16,705
Total Other Assets	162,869
Liabilities
Payables for Investment Securities Purchased	(45,344)
Collateral for Securities on Loan	(262,074)
Payables for Capital Shares Redeemed	(80,398)
Payables to Vanguard	(23,770)
Other Liabilities	(287)
Total Liabilities	(411,873)
Net Assets (100%)	73,151,929

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	50,197,822
Total Distributable Earnings (Loss)	22,954,107
Net Assets	73,151,929

Investor Shares—Net Assets
Applicable to 38,414,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,654,412
Net Asset Value Per Share—Investor Shares	$69.10

ETF Shares—Net Assets
Applicable to 242,067,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,488,785
Net Asset Value Per Share—ETF Shares	$134.21

12

Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 370,686,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,609,076
Net Asset Value Per Share—Admiral Shares	$69.09

Institutional Shares—Net Assets
Applicable to 179,473,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,399,656
Net Asset Value Per Share—Institutional Shares	$69.09

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $253,779,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $262,074,000 of collateral received for securities on loan.
4	Securities with a value of $5,275,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	877	109,853	(3,554)

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	987,742
Interest[1]	3,056
Securities Lending—Net	5,217
Total Income	996,015
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,919
Management and Administrative—Investor Shares	4,642
Management and Administrative—ETF Shares	9,492
Management and Administrative—Admiral Shares	10,095
Management and Administrative—Institutional Shares	4,133
Marketing and Distribution—Investor Shares	501
Marketing and Distribution—ETF Shares	1,393
Marketing and Distribution—Admiral Shares	1,801
Marketing and Distribution—Institutional Shares	288
Custodian Fees	383
Auditing Fees	36
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—ETF Shares	792
Shareholders’ Reports—Admiral Shares	218
Shareholders’ Reports—Institutional Shares	86
Trustees’ Fees and Expenses	52
Total Expenses	38,888
Net Investment Income	957,127
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,242,657
Futures Contracts	(25,768)
Realized Net Gain (Loss)	1,216,889
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,794,656)
Futures Contracts	(4,375)
Change in Unrealized Appreciation (Depreciation)	(4,799,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,625,015)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,849,000, $17,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,159,414,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	957,127	817,270
Realized Net Gain (Loss)	1,216,889	2,678,539
Change in Unrealized Appreciation (Depreciation)	(4,799,031)	11,974,496
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,625,015)	15,470,305
Distributions
Net Investment Income
Investor Shares	(32,936)	(36,010)
ETF Shares	(417,816)	(350,060)
Admiral Shares	(332,866)	(286,472)
Institutional Shares	(162,179)	(144,292)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(945,797)	(816,834)
Capital Share Transactions
Investor Shares	(455,638)	(467,007)
ETF Shares	2,670,446	2,142,821
Admiral Shares	859,859	2,282,546
Institutional Shares	531,420	176,388
Net Increase (Decrease) from Capital Share Transactions	3,606,087	4,134,748
Total Increase (Decrease)	35,275	18,788,219
Net Assets
Beginning of Period	73,116,654	54,328,435
End of Period	73,151,929	73,116,654

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$72.36	$57.32	$54.78	$53.71	$47.87
Investment Operations
Net Investment Income	.823[1]	.750[1]	.720	.652	.579
Net Realized and Unrealized Gain (Loss) on Investments	(3.271)	15.037	2.548	1.054	5.837
Total from Investment Operations	(2.448)	15.787	3.268	1.706	6.416
Distributions
Dividends from Net Investment Income	(.812)	(.747)	(.728)	(.636)	(.576)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.812)	(.747)	(.728)	(.636)	(.576)
Net Asset Value, End of Period	$69.10	$72.36	$57.32	$54.78	$53.71

Total Return[2]	-3.46%	27.65%	5.99%	3.17%	13.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,654	$3,210	$2,938	$3,038	$3,270
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.15%	1.31%	1.20%	1.17%
Portfolio Turnover Rate[3]	11%	8%	11%	9%	9%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$140.55	$111.33	$106.40	$104.33	$92.99
Investment Operations
Net Investment Income	1.807[1]	1.626[1]	1.528	1.420	1.268
Net Realized and Unrealized Gain (Loss) on Investments	(6.373)	29.200	4.949	2.038	11.332
Total from Investment Operations	(4.566)	30.826	6.477	3.458	12.600
Distributions
Dividends from Net Investment Income	(1.774)	(1.606)	(1.547)	(1.388)	(1.260)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.774)	(1.606)	(1.547)	(1.388)	(1.260)
Net Asset Value, End of Period	$134.21	$140.55	$111.33	$106.40	$104.33

Total Return	-3.32%	27.80%	6.13%	3.32%	13.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,489	$31,399	$23,040	$20,706	$17,340
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.27%	1.43%	1.34%	1.31%
Portfolio Turnover Rate[2]	11%	8%	11%	9%	9%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$72.35	$57.31	$54.77	$53.71	$47.87
Investment Operations
Net Investment Income	.921[1]	.836[1]	.786	.731	.653
Net Realized and Unrealized Gain (Loss) on Investments	(3.274)	15.032	2.550	1.044	5.836
Total from Investment Operations	(2.353)	15.868	3.336	1.775	6.489
Distributions
Dividends from Net Investment Income	(.907)	(.828)	(.796)	(.715)	(.649)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.907)	(.828)	(.796)	(.715)	(.649)
Net Asset Value, End of Period	$69.09	$72.35	$57.31	$54.77	$53.71

Total Return[2]	-3.34%	27.80%	6.12%	3.30%	13.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,609	$26,013	$18,617	$16,777	$14,907
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.27%	1.43%	1.34%	1.31%
Portfolio Turnover Rate[3]	11%	8%	11%	9%	9%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$72.35	$57.31	$54.77	$53.70	$47.87
Investment Operations
Net Investment Income	.928[1]	.841[1]	.792	.737	.657
Net Realized and Unrealized Gain (Loss) on Investments	(3.274)	15.032	2.549	1.053	5.826
Total from Investment Operations	(2.346)	15.873	3.341	1.790	6.483
Distributions
Dividends from Net Investment Income	(.914)	(.833)	(.801)	(.720)	(.653)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.914)	(.833)	(.801)	(.720)	(.653)
Net Asset Value, End of Period	$69.09	$72.35	$57.31	$54.77	$53.70

Total Return	-3.33%	27.81%	6.13%	3.33%	13.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,400	$12,495	$9,733	$9,380	$9,545
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.28%	1.44%	1.35%	1.32%
Portfolio Turnover Rate[2]	11%	8%	11%	9%	9%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

20

Growth Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest

21

Growth Index Fund

income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $4,182,000, representing 0.01% of the fund’s net assets and 1.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	73,046,364	—	—
Temporary Cash Investments	338,248	16,321	—
Futures Contracts—Assets[1]	750	—	—
Total	73,385,362	16,321	—

1 Represents variation margin on the last day of the reporting period.

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Growth Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,159,414
Total Distributable Earnings (Loss)	(2,159,414)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,564
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2,085,398)
Net Unrealized Gains (Losses)	25,052,445

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	48,348,488
Gross Unrealized Appreciation	27,072,506
Gross Unrealized Depreciation	(2,020,061)
Net Unrealized Appreciation (Depreciation)	25,052,445

E. During the year ended December 31, 2018, the fund purchased $16,963,989,000 of investment securities and sold $13,301,145,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,981,739,000 and $4,776,557,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $1,089,404,000 and $3,316,490,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

23

Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	510,573	6,648	574,900	8,773
Issued in Lieu of Cash Distributions	30,493	408	33,555	500
Redeemed	(996,704)	(12,998)	(1,075,462)	(16,179)
Net Increase (Decrease)—Investor Shares	(455,638)	(5,942)	(467,007)	(6,906)
ETF Shares
Issued	7,468,161	50,640	7,231,868	55,920
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,797,715)	(31,975)	(5,089,047)	(39,475)
Net Increase (Decrease)—ETF Shares	2,670,446	18,665	2,142,821	16,445
Admiral Shares
Issued	5,564,506	72,793	5,551,319	84,396
Issued in Lieu of Cash Distributions	296,361	3,965	254,602	3,779
Redeemed	(5,001,008)	(65,632)	(3,523,375)	(53,477)
Net Increase (Decrease)—Admiral Shares	859,859	11,126	2,282,546	34,698
Institutional Shares
Issued	2,470,757	32,349	2,399,897	36,639
Issued in Lieu of Cash Distributions	150,845	2,018	135,176	2,010
Redeemed	(2,090,182)	(27,597)	(2,358,685)	(35,775)
Net Increase (Decrease)—Institutional Shares	531,420	6,770	176,388	2,874

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

24

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Investor Shares	-5.55%	7.62%	11.77%	$30,435
Spliced Value Index	-5.40	7.80	11.96	30,954
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund ETF Shares Net Asset Value	-5.39%	7.76%	11.93%	$30,864
Spliced Value Index	-5.40	7.80	11.96	30,954
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

25

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	-5.43%	7.75%	11.92%	$30,845
Spliced Value Index	-5.40	7.80	11.96	30,954
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	-5.42%	7.76%	11.95%	$15,453,618
Spliced Value Index	-5.40	7.80	11.96	15,477,195
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Value Index Fund ETF Shares Market Price	-5.45%	45.24%	208.20%
Value Index Fund ETF Shares Net Asset Value	-5.39	45.30	208.64
Spliced Value Index	-5.40	45.55	209.54

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

26

Value Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	2.9%
Consumer Goods	10.0
Consumer Services	7.4
Financials	23.5
Health Care	16.6
Industrials	10.0
Oil & Gas	7.5
Technology	11.7
Telecommunications	4.1
Utilities	6.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

27

Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.9%)
	DowDuPont Inc.	14,171,553	757,895
	Air Products & Chemicals Inc.	1,355,906	217,013
	LyondellBasell Industries NV Class A	1,895,796	157,654
	PPG Industries Inc.	1,481,597	151,464
	Newmont Mining Corp.	3,290,295	114,009
	International Paper Co.	2,502,539	101,002
	Nucor Corp.	1,939,797	100,501
	Freeport-McMoRan Inc.	8,511,899	87,758
	Celanese Corp. Class A	826,704	74,378
	Mosaic Co.	2,146,218	62,691
	Eastman Chemical Co.	778,739	56,934
	Avery Dennison Corp.	535,958	48,145
	Reliance Steel & Aluminum Co.	412,190	29,335
	Westlake Chemical Corp.	237,844	15,738
*	Alcoa Corp.	573,057	15,232
			1,989,749
Consumer Goods (9.9%)
	Procter & Gamble Co.	15,389,910	1,414,640
	Coca-Cola Co.	23,663,020	1,120,444
	PepsiCo Inc.	8,719,309	963,309
	Mondelez International Inc. Class A	8,980,491	359,489
	Altria Group Inc.	5,803,573	286,638
	General Motors Co.	7,845,304	262,425
	Kimberly-Clark Corp.	2,139,218	243,742
	Ford Motor Co.	24,128,155	184,580
	General Mills Inc.	3,682,857	143,410
	Archer-Daniels-Midland Co.	3,463,068	141,882
	VF Corp.	1,961,042	139,901
	Aptiv plc	1,628,425	100,262
	Kellogg Co.	1,715,588	97,806
	Tyson Foods Inc. Class A	1,822,926	97,344
	Genuine Parts Co.	860,769	82,651
	Kraft Heinz Co.	1,880,763	80,948
	Conagra Brands Inc.	2,998,036	64,038
	JM Smucker Co.	666,434	62,305
	Molson Coors Brewing Co. Class B	1,088,185	61,112
	Clorox Co.	393,797	60,700
	Tapestry Inc.	1,792,442	60,495
	Hasbro Inc.	704,092	57,207
	Lear Corp.	396,710	48,740
	Newell Brands Inc.	2,596,535	48,270
	Garmin Ltd.	758,228	48,011
	BorgWarner Inc.	1,285,841	44,670
	Bunge Ltd.	828,942	44,299
	PVH Corp.	474,049	44,063
	Whirlpool Corp.	394,731	42,185
	PulteGroup Inc.	1,564,012	40,649
^,*	Campbell Soup Co.	1,207,546	39,837
	DR Horton Inc.	1,103,569	38,250
	Lennar Corp. Class A	926,202	36,261
	Hormel Foods Corp.	824,858	35,205
	Ralph Lauren Corp. Class A	337,761	34,945
	Harley-Davidson Inc.	1,008,194	34,400
*	Michael Kors Holdings Ltd.	883,622	33,507
	Keurig Dr Pepper Inc.	1,287,670	33,016
	Jefferies Financial Group Inc.	1,698,083	29,479
	Hanesbrands Inc.	2,228,317	27,921
*	Mohawk Industries Inc.	183,750	21,491
	Ingredion Inc.	218,139	19,938
	Coty Inc. Class A	2,770,192	18,172
	Goodyear Tire & Rubber Co.	717,704	14,648
*	Elanco Animal Health Inc.	450,102	14,192
	Lennar Corp. Class B	14,996	470
	Lamb Weston Holdings Inc.	1,519	112
			6,878,059

28

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (7.4%)
	Walmart Inc.	9,045,546	842,593
	CVS Health Corp.	7,987,816	523,362
	Walgreens Boots Alliance Inc.	4,971,497	339,702
	Twenty-First Century Fox Inc. Class A	6,515,246	313,514
	Target Corp.	3,222,917	213,003
	Sysco Corp.	3,050,273	191,130
	Delta Air Lines Inc.	3,812,670	190,252
*	eBay Inc.	5,649,788	158,590
	Twenty-First Century Fox Inc.	2,972,658	142,034
	Kroger Co.	4,925,636	135,455
	McKesson Corp.	1,206,911	133,327
	Las Vegas Sands Corp.	2,420,065	125,964
	Carnival Corp.	2,440,785	120,331
*	United Continental Holdings Inc.	1,431,645	119,872
	Omnicom Group Inc.	1,383,895	101,356
	CBS Corp. Class B	2,093,772	91,540
	American Airlines Group Inc.	2,557,667	82,127
	Darden Restaurants Inc.	765,787	76,471
	Best Buy Co. Inc.	1,423,847	75,407
	AmerisourceBergen Corp. Class A	981,024	72,988
	Kohl’s Corp.	1,029,527	68,299
	Advance Auto Parts Inc.	427,363	67,293
	Viacom Inc. Class B	2,247,287	57,755
	Macy’s Inc.	1,894,626	56,422
	Nielsen Holdings plc	2,196,616	51,247
*	Qurate Retail Group Inc. QVC Group Class A	2,596,312	50,680
	Royal Caribbean Cruises Ltd.	517,083	50,566
	Interpublic Group of Cos. Inc.	2,378,574	49,070
*	Discovery Communications Inc.	2,105,158	48,587
*	Liberty Broadband Corp.	652,449	46,996
	Alaska Air Group Inc.	760,393	46,270
	Gap Inc.	1,783,470	45,942
	Aramark	1,523,134	44,125
	L Brands Inc.	1,446,667	37,136
*	Liberty Media Corp-Liberty SiriusXM Class C	995,326	36,807
	Altice USA Inc. Class A	2,177,874	35,978
	MGM Resorts International	1,468,667	35,630
	News Corp. Class A	3,114,395	35,348
	Nordstrom Inc.	731,956	34,116
*	CarMax Inc.	540,403	33,899
*	DISH Network Corp. Class A	1,346,821	33,630
*	Norwegian Cruise Line Holdings Ltd.	679,742	28,814
	Tiffany & Co.	356,475	28,700
^,*	Discovery Communications Inc. Class A	925,139	22,888
*	Liberty Media Corp-Liberty SiriusXM Class A	508,634	18,718
	Wyndham Hotels & Resorts Inc.	304,592	13,819
*	Liberty Broadband Corp. Class A	160,668	11,538
	CBS Corp. Class A	33,581	1,472
	News Corp. Class B	18,801	217
	Viacom Inc. Class A	5,457	152
			5,141,132
Financials (23.5%)
*	Berkshire Hathaway Inc. Class B	12,030,256	2,456,338
	JPMorgan Chase & Co.	20,541,328	2,005,244
	Bank of America Corp.	54,560,838	1,344,379
	Wells Fargo & Co.	26,169,293	1,205,881
	Citigroup Inc.	15,085,229	785,337
	CME Group Inc.	2,209,764	415,701
	US Bancorp	8,984,295	410,582
	American Express Co.	4,221,176	402,362
	Chubb Ltd.	2,704,151	349,322
	Goldman Sachs Group Inc.	2,067,852	345,435
	Morgan Stanley	7,968,618	315,956
	PNC Financial Services Group Inc.	2,565,187	299,896
	Bank of New York Mellon Corp.	5,496,631	258,726
	Capital One Financial Corp.	2,925,542	221,142
	Progressive Corp.	3,602,043	217,311
	American International Group Inc.	5,464,388	215,352
	Aflac Inc.	4,702,324	214,238
	Prudential Financial Inc.	2,551,143	208,046
	BB&T Corp.	4,759,782	206,194
	Travelers Cos. Inc.	1,635,620	195,865
	MetLife Inc.	4,571,776	187,717
	Allstate Corp.	2,127,592	175,803
	Equity Residential	2,276,002	150,239
	State Street Corp.	2,227,007	140,457
	SunTrust Banks Inc.	2,774,993	139,971
	BlackRock Inc.	340,914	133,918
	Ventas Inc.	2,201,893	129,009

29

Value Index Fund

			Market
			Value•
		Shares	($000)
	Discover Financial Services	2,074,646	122,363
	M&T Bank Corp.	780,320	111,687
	Northern Trust Corp.	1,298,855	108,571
	Weyerhaeuser Co.	4,631,311	101,240
	Hartford Financial Services Group Inc.	2,216,607	98,528
	Fifth Third Bancorp	4,051,890	95,341
	KeyCorp	6,394,447	94,510
	Synchrony Financial	3,998,184	93,797
	Ameriprise Financial Inc.	860,581	89,819
	Citizens Financial Group Inc.	2,892,928	86,007
	Regions Financial Corp.	6,378,987	85,351
	HCP Inc.	2,902,336	81,062
	Welltower Inc.	1,161,460	80,617
	Annaly Capital Management Inc.	8,105,503	79,596
	Huntington Bancshares Inc.	6,551,263	78,091
	Principal Financial Group Inc.	1,746,451	77,141
	Host Hotels & Resorts Inc.	4,579,076	76,333
	Cincinnati Financial Corp.	954,873	73,926
	Loews Corp.	1,552,624	70,675
	Lincoln National Corp.	1,318,241	67,639
*	Arch Capital Group Ltd.	2,374,979	63,459
	KKR & Co. Inc. Class A	3,104,851	60,948
	Nasdaq Inc.	709,038	57,836
	Ally Financial Inc.	2,550,591	57,796
	Duke Realty Corp.	2,213,316	57,325
	AGNC Investment Corp.	3,261,362	57,204
	Everest Re Group Ltd.	251,152	54,691
	Reinsurance Group of America Inc. Class A	387,760	54,376
	Alleghany Corp.	87,034	54,250
	Franklin Resources Inc.	1,744,195	51,733
	Fidelity National Financial Inc.	1,615,665	50,797
	Zions Bancorp NA	1,188,005	48,399
	Western Union Co.	2,738,316	46,716
	Torchmark Corp.	620,179	46,222
	VEREIT Inc.	5,980,541	42,761
	Invesco Ltd.	2,543,141	42,572
	WR Berkley Corp.	566,280	41,854
	SL Green Realty Corp.	526,512	41,637
	Unum Group	1,353,365	39,762
	Voya Financial Inc.	960,076	38,537
*	Athene Holding Ltd. Class A	965,286	38,447
	Macerich Co.	871,361	37,712
	Kimco Realty Corp.	2,472,535	36,223
	Jones Lang LaSalle Inc.	281,649	35,657
	Comerica Inc.	497,890	34,200
	People’s United Financial Inc.	2,330,826	33,634
	Affiliated Managers Group Inc.	326,135	31,779
	Raymond James Financial Inc.	399,019	29,691
	Camden Property Trust	286,699	25,244
	AXA Equitable Holdings Inc.	1,307,282	21,740
	Lazard Ltd. Class A	400,596	14,786
	CIT Group Inc.	326,600	12,499
*	Berkshire Hathaway Inc. Class A	14	4,284
	Brookfield Property Partners LP	8,971	145
	New York Community Bancorp Inc.	4,744	45
*	Brighthouse Financial Inc.	1,261	38
			16,267,714
Health Care (16.6%)
	Johnson & Johnson	16,566,708	2,137,934
	Pfizer Inc.	35,706,201	1,558,576
	UnitedHealth Group Inc.	5,942,628	1,480,427
	Merck & Co. Inc.	16,062,518	1,227,337
	Abbott Laboratories	10,849,127	784,717
	Amgen Inc.	3,936,082	766,237
	Eli Lilly & Co.	5,889,031	681,479
	Gilead Sciences Inc.	7,990,710	499,819
*	Cigna Corp.	2,352,102	446,711
	Anthem Inc.	1,597,725	419,611
	Allergan plc	2,083,442	278,473
	Humana Inc.	847,434	242,773
	HCA Healthcare Inc.	1,700,699	211,652
	Zimmer Biomet Holdings Inc.	1,260,070	130,694
	Baxter International Inc.	1,561,711	102,792
*	Mylan NV	3,029,106	82,997
	Cardinal Health Inc.	1,840,446	82,084
*	Hologic Inc.	1,784,930	73,361
	Quest Diagnostics Inc.	839,874	69,936
	Dentsply Sirona Inc.	1,373,500	51,108
*	DaVita Inc.	770,190	39,634
*	Laboratory Corp. of America Holdings	311,112	39,312
	Universal Health Services Inc. Class B	264,015	30,774
	Perrigo Co. plc	757,786	29,364
			11,467,802

30

Value Index Fund

			Market
			Value•
		Shares	($000)
Industrials (9.9%)
	Honeywell International Inc.	4,572,838	604,163
	United Technologies Corp.	5,062,245	539,028
	Caterpillar Inc.	3,645,110	463,184
	General Electric Co.	53,728,605	406,726
	CSX Corp.	4,955,176	307,865
	Deere & Co.	1,986,946	296,393
	Raytheon Co.	1,757,810	269,560
	Northrop Grumman Corp.	1,072,462	262,646
*	Norfolk Southern Corp.	1,682,318	251,574
	General Dynamics Corp.	1,554,935	244,451
	Waste Management Inc.	2,633,623	234,366
	Emerson Electric Co.	3,867,567	231,087
	Danaher Corp.	1,948,129	200,891
	Eaton Corp. plc	2,676,946	183,799
	Johnson Controls International plc	5,707,673	169,233
	TE Connectivity Ltd.	2,119,040	160,263
	Ingersoll-Rand plc	1,517,366	138,429
	Cummins Inc.	942,126	125,906
	PACCAR Inc.	2,158,791	123,353
	Parker-Hannifin Corp.	817,488	121,920
	Willis Towers Watson plc	802,576	121,879
	FedEx Corp.	732,566	118,185
	Illinois Tool Works Inc.	922,291	116,845
	Stanley Black & Decker Inc.	933,070	111,726
	Ball Corp.	2,096,246	96,385
	Republic Services Inc. Class A	1,303,142	93,944
	L3 Technologies Inc.	485,490	84,310
	WW Grainger Inc.	295,883	83,546
	Dover Corp.	903,313	64,090
	Textron Inc.	1,350,015	62,087
	Westrock Co.	1,583,227	59,783
*	First Data Corp. Class A	3,309,006	55,955
	Jacobs Engineering Group Inc.	880,017	51,446
	Arconic Inc.	2,689,013	45,337
	Alliance Data Systems Corp.	286,260	42,962
	Pentair plc	1,073,595	40,560
*	Arrow Electronics Inc.	539,357	37,189
	Allison Transmission Holdings Inc.	802,263	35,227
*	Crown Holdings Inc.	834,120	34,674
	Sealed Air Corp.	970,379	33,808
	Fluor Corp.	867,904	27,947
*	United Rentals Inc.	249,584	25,590
	Huntington Ingalls Industries Inc.	132,967	25,305
	Xerox Corp.	1,242,667	24,555
	Hubbell Inc. Class B	169,965	16,884
	Flowserve Corp.	403,301	15,334
	Owens Corning	336,445	14,797
	ManpowerGroup Inc.	191,116	12,384
^	ADT Inc.	696,065	4,183
			6,891,754
Oil & Gas (7.5%)
	Exxon Mobil Corp.	26,152,608	1,783,346
	Chevron Corp.	11,803,049	1,284,054
	ConocoPhillips	7,111,230	443,385
	Marathon Petroleum Corp.	4,267,429	251,821
	Phillips 66	2,705,985	233,121
	Valero Energy Corp.	2,620,980	196,495
	Kinder Morgan Inc.	11,587,632	178,218
	Williams Cos. Inc.	7,477,562	164,880
	Schlumberger Ltd.	4,278,952	154,385
	Marathon Oil Corp.	5,130,490	73,571
	Hess Corp.	1,739,627	70,455
	Halliburton Co.	2,568,402	68,268
	Baker Hughes a GE Co. Class A	3,168,515	68,123
	Devon Energy Corp.	2,747,070	61,919
	National Oilwell Varco Inc.	2,366,871	60,829
	HollyFrontier Corp.	1,070,271	54,712
	OGE Energy Corp.	1,233,507	48,341
*	Equitrans Midstream Corp.	629,762	12,608
	EQT Corp.	2,609	49
	Helmerich & Payne Inc.	481	23
			5,208,603
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (11.7%)
	Microsoft Corp.	23,871,177	2,424,595
	Intel Corp.	28,192,577	1,323,078
	Cisco Systems Inc.	27,771,260	1,203,329
	Oracle Corp.	16,382,035	739,649
	International Business Machines Corp.	5,613,696	638,109
	QUALCOMM Inc.	7,487,754	426,128
	HP Inc.	9,776,281	200,023
	Corning Inc.	4,944,069	149,360
	Hewlett Packard Enterprise Co.	9,089,298	120,070
	Motorola Solutions Inc.	1,010,204	116,214

31

Value Index Fund

			Market
			Value•
		Shares	($000)
	NetApp Inc.	1,556,989	92,905
	DXC Technology Co.	1,730,322	92,001
*	Synopsys Inc.	916,767	77,228
	CDW Corp.	925,528	75,014
	Symantec Corp.	3,746,519	70,790
	Western Digital Corp.	1,697,666	62,763
	Marvell Technology Group Ltd.	3,862,893	62,540
	Seagate Technology plc	1,589,345	61,333
	Juniper Networks Inc.	2,134,105	57,429
*	Qorvo Inc.	770,768	46,809
*	Dell Technologies Inc.	841,472	41,123
			8,080,490
Telecommunications (4.1%)
	Verizon
	Communications Inc.	25,523,309	1,434,920
	AT&T Inc.	44,956,129	1,283,048
	CenturyLink Inc.	6,011,302	91,071
*	Sprint Corp.	3,779,114	21,995
			2,831,034
Utilities (6.3%)
	NextEra Energy Inc.	2,952,448	513,195
	Duke Energy Corp.	4,404,362	380,096
	Dominion Energy Inc.	4,055,192	289,784
	Southern Co.	6,264,422	275,133
	Exelon Corp.	5,966,784	269,102
	American Electric Power Co. Inc.	3,046,121	227,667
	Sempra Energy	1,605,917	173,744
	Public Service Enterprise Group Inc.	3,122,271	162,514
	Xcel Energy Inc.	3,175,002	156,432
	Consolidated Edison Inc.	2,008,369	153,560
	WEC Energy Group Inc.	1,949,180	135,000
	Eversource Energy	1,957,518	127,317
	PPL Corp.	4,445,508	125,941
	DTE Energy Co.	1,123,849	123,961
	FirstEnergy Corp.	3,159,851	118,652
	Edison International	2,012,544	114,252
	American Water Works Co. Inc.	1,115,560	101,259
	Ameren Corp.	1,507,925	98,362
	Entergy Corp.	1,117,840	96,213
	Evergy Inc.	1,628,566	92,454
	CenterPoint Energy Inc.	3,098,277	87,464
	CMS Energy Corp.	1,748,124	86,794
*	PG&E Corp.	3,200,288	76,007
*	Alliant Energy Corp.	1,457,871	61,595
	AES Corp.	4,094,568	59,208
	Pinnacle West Capital Corp.	692,388	58,992
	NiSource Inc.	2,284,120	57,903
*	Vistra Energy Corp.	2,488,184	56,955
	SCANA Corp.	874,888	41,802
	Avangrid Inc.	382,349	19,152
			4,340,510
Total Common Stocks
(Cost $61,812,321)			69,096,847
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 2.530%	2,252,842	225,284

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill, 2.122%, 1/10/19	1,000	1,000
	United States Treasury Bill, 2.199%, 1/24/19	1,000	999
	United States Treasury Bill, 2.280%, 2/7/19	5,000	4,988
[5]	United States Treasury Bill, 2.313%, 2/28/19	600	598
[5]	United States Treasury Bill, 2.435%, 4/11/19	100	99
[5]	United States Treasury Bill, 2.427%, 4/18/19	1,500	1,489
[5]	United States Treasury Bill, 2.474%, 5/9/19	3,000	2,975
	United States Treasury Bill, 2.502%, 6/20/19	9,000	8,897
			21,045
Total Temporary Cash Investments
(Cost $246,314)			246,329
Total Investments (100.2%)
(Cost $62,058,635)			69,343,176

32

Value Index Fund

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	3,934
Receivables for Investment Securities Sold	158
Receivables for Accrued Income	89,362
Receivables for Capital Shares Issued	58,956
Variation Margin Receivable—Futures Contracts	750
Total Other Assets	153,160
Liabilities
Payables for Investment Securities Purchased	(179,180)
Collateral for Securities on Loan	(47,425)
Payables for Capital Shares Redeemed	(50,497)
Payables to Vanguard	(17,143)
Other Liabilities	(229)
Total Liabilities	(294,474)
Net Assets (100%)	69,201,862

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	62,398,268
Total Distributable Earnings (Loss)	6,803,594
Net Assets	69,201,862

Investor Shares—Net Assets
Applicable to 36,160,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,380,525
Net Asset Value Per Share—Investor Shares	$38.18

ETF Shares—Net Assets
Applicable to 424,250,661 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,510,291
Net Asset Value Per Share—ETF Shares	$97.84

Admiral Shares—Net Assets
Applicable to 432,881,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,522,468
Net Asset Value Per Share—Admiral Shares	$38.17

Institutional Shares—Net Assets
Applicable to 256,465,389 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,788,578
Net Asset Value Per Share—Institutional Shares	$38.17

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,402,000.

§	Certain of the fund’s security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $47,425,000 of collateral received for securities on loan.

5	Securities with a value of $5,161,000 have been segregated as initial margin for open futures contracts.

33

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	781	97,828	1,649

See accompanying Notes, which are an integral part of the Financial Statements.

34

Value Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	1,793,760
Interest[1]	2,259
Securities Lending—Net	439
Total Income	1,796,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,576
Management and Administrative—Investor Shares	2,277
Management and Administrative—ETF Shares	10,250
Management and Administrative—Admiral Shares	5,966
Management and Administrative—Institutional Shares	3,031
Marketing and Distribution—Investor Shares	256
Marketing and Distribution—ETF Shares	1,911
Marketing and Distribution—Admiral Shares	1,221
Marketing and Distribution—Institutional Shares	210
Custodian Fees	622
Auditing Fees	38
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—ETF Shares	913
Shareholders’ Reports—Admiral Shares	148
Shareholders’ Reports—Institutional Shares	88
Trustees’ Fees and Expenses	43
Total Expenses	31,577
Net Investment Income	1,764,881
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,165,119
Futures Contracts	(26,344)
Realized Net Gain (Loss)	3,138,775
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(9,095,223)
Futures Contracts	776
Change in Unrealized Appreciation (Depreciation)	(9,094,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,190,791)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,050,000, ($22,000), and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,025,957,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,764,881	1,453,302
Realized Net Gain (Loss)	3,138,775	1,593,601
Change in Unrealized Appreciation (Depreciation)	(9,094,447)	6,244,701
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,190,791)	9,291,604
Distributions
Net Investment Income
Investor Shares	(36,993)	(37,322)
ETF Shares	(1,030,963)	(810,631)
Admiral Shares	(434,831)	(373,158)
Institutional Shares	(258,024)	(233,385)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,760,811)	(1,454,496)
Capital Share Transactions
Investor Shares	(127,208)	(173,183)
ETF Shares	8,586,445	5,105,313
Admiral Shares	1,130,589	1,318,632
Institutional Shares	514,891	139,503
Net Increase (Decrease) from Capital Share Transactions	10,104,717	6,390,265
Total Increase (Decrease)	4,153,115	14,227,373
Net Assets
Beginning of Period	65,048,747	50,821,374
End of Period	69,201,862	65,048,747

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$41.42	$36.24	$31.82	$32.95	$29.78
Investment Operations
Net Investment Income	1.009 [1]	.918 [1]	.850	.782	.691
Net Realized and Unrealized Gain (Loss) on Investments	(3.261)	5.166	4.415	(1.130)	3.164
Total from Investment Operations	(2.252)	6.084	5.265	(.348)	3.855
Distributions
Dividends from Net Investment Income	(.988)	(.904)	(.845)	(.782)	(.685)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.988)	(.904)	(.845)	(.782)	(.685)
Net Asset Value, End of Period	$38.18	$41.42	$36.24	$31.82	$32.95

Total Return[2]	-5.55%	16.99%	16.75%	-1.03%	13.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,381	$1,626	$1,587	$1,397	$1,593
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.40%	2.64%	2.44%	2.25%
Portfolio Turnover Rate[3]	8%	9%	7%	8%	6%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$106.14	$92.87	$81.56	$84.45	$76.34
Investment Operations
Net Investment Income	2.722 [1]	2.473 [1]	2.282	2.123	1.888
Net Realized and Unrealized Gain (Loss) on Investments	(8.352)	13.234	11.301	(2.890)	8.095
Total from Investment Operations	(5.630)	15.707	13.583	(.767)	9.983
Distributions
Dividends from Net Investment Income	(2.670)	(2.437)	(2.273)	(2.123)	(1.873)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.670)	(2.437)	(2.273)	(2.123)	(1.873)
Net Asset Value, End of Period	$97.84	$106.14	$92.87	$81.56	$84.45

Total Return	-5.39%	17.12%	16.88%	-0.89%	13.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,510	$36,560	$27,126	$18,648	$17,277
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.52%	2.76%	2.58%	2.39%
Portfolio Turnover Rate[2]	8%	9%	7%	8%	6%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$41.41	$36.23	$31.82	$32.94	$29.78
Investment Operations
Net Investment Income	1.059 [1]	.965 [1]	.890	.829	.737
Net Realized and Unrealized Gain (Loss) on Investments	(3.261)	5.165	4.407	(1.121)	3.154
Total from Investment Operations	(2.202)	6.130	5.297	(.292)	3.891
Distributions
Dividends from Net Investment Income	(1.038)	(.950)	(.887)	(.828)	(.731)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.038)	(.950)	(.887)	(.828)	(.731)
Net Asset Value, End of Period	$38.17	$41.41	$36.23	$31.82	$32.94

Total Return[2]	-5.43%	17.13%	16.86%	-0.86%	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,522	$16,778	$13,424	$10,408	$9,701
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.52%	2.76%	2.58%	2.39%
Portfolio Turnover Rate[3]	8%	9%	7%	8%	6%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$41.41	$36.23	$31.82	$32.94	$29.78
Investment Operations
Net Investment Income	1.063 [1]	.969 [1]	.893	.831	.739
Net Realized and Unrealized Gain (Loss) on Investments	(3.260)	5.165	4.407	(1.120)	3.154
Total from Investment Operations	(2.197)	6.134	5.300	(.289)	3.893
Distributions
Dividends from Net Investment Income	(1.043)	(.954)	(.890)	(.831)	(.733)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.043)	(.954)	(.890)	(.831)	(.733)
Net Asset Value, End of Period	$38.17	$41.41	$36.23	$31.82	$32.94

Total Return	-5.42%	17.14%	16.87%	-0.85%	13.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,789	$10,085	$8,684	$7,176	$7,860
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.53%	2.77%	2.59%	2.40%
Portfolio Turnover Rate[2]	8%	9%	7%	8%	6%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

41

Value Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

42

Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $3,934,000, representing 0.01% of the fund’s net assets and 1.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,096,847	—	—
Temporary Cash Investments	225,284	21,045	—
Futures Contracts—Assets[1]	750	—	—
Total	69,322,881	21,045	—

1	Represents variation margin on the last day of the reporting period.

43

Value Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,025,957
Total Distributable Earnings (Loss)	(3,025,957)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,718
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(474,500)
Net Unrealized Gains (Losses)	7,284,541

*	The fund used capital loss carryforwards of $113,594,000 to offset taxable capital gains realized during the year ended December 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	62,058,635
Gross Unrealized Appreciation	12,744,173
Gross Unrealized Depreciation	(5,459,632)
Net Unrealized Appreciation (Depreciation)	7,284,541

E. During the year ended December 31, 2018, the fund purchased $21,553,356,000 of investment securities and sold $11,274,881,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,580,894,000 and $5,670,454,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year

44

Value Index Fund

ended December 31, 2018, such purchases and sales were $2,467,137,000 and $1,194,368,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	285,966	6,836	293,387	7,695
Issued in Lieu of Cash Distributions	33,551	830	33,999	880
Redeemed	(446,725)	(10,770)	(500,569)	(13,111)
Net Increase (Decrease)—Investor Shares	(127,208)	(3,104)	(173,183)	(4,536)
ETF Shares
Issued	14,303,249	135,191	9,523,235	97,047
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,716,804)	(55,375)	(4,417,922)	(44,700)
Net Increase (Decrease)—ETF Shares	8,586,445	79,816	5,105,313	52,347
Admiral Shares
Issued	3,802,677	92,033	3,563,736	93,479
Issued in Lieu of Cash Distributions	373,799	9,257	322,751	8,337
Redeemed	(3,045,887)	(73,617)	(2,567,855)	(67,145)
Net Increase (Decrease)—Admiral Shares	1,130,589	27,673	1,318,632	34,671
Institutional Shares
Issued	1,876,041	45,488	1,608,868	42,223
Issued in Lieu of Cash Distributions	238,672	5,911	220,275	5,697
Redeemed	(1,599,822)	(38,496)	(1,689,640)	(44,068)
Net Increase (Decrease)—Institutional Shares	514,891	12,903	139,503	3,852

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

45

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Investor Shares	-4.59%	8.19%	13.04%	$34,061
Spliced Large Cap Index	-4.44	8.38	13.26	34,730
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund ETF Shares Net Asset Value	-4.44%	8.33%	13.20%	$34,547
Spliced Large Cap Index	-4.44	8.38	13.26	34,730
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

See Financial Highlights for dividend and capital gains information.

46

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	-4.47%	8.32%	13.19%	$34,529
Spliced Large Cap Index	-4.44	8.38	13.26	34,730
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	34,625

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Large-Cap Index Fund Institutional Shares	-4.46%	8.33%	13.21%	$17,293,275
Spliced Large Cap Index	-4.44	8.38	13.26	17,365,186
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	-4.48%	49.20%	245.12%
Large-Cap Index Fund ETF Shares Net Asset Value	-4.44	49.22	245.47
Spliced Large Cap Index	-4.44	49.55	247.30

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

47

Large-Cap Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	2.3%
Consumer Goods	8.1
Consumer Services	13.8
Financials	18.3
Health Care	14.2
Industrials	12.0
Oil & Gas	5.3
Technology	20.6
Telecommunications	2.2
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

48

Large-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.3%)
	DowDuPont Inc.	2,017,790	107,911
	Linde plc	484,652	75,625
	Ecolab Inc.	228,185	33,623
	Air Products & Chemicals Inc.	192,699	30,842
	LyondellBasell Industries NV Class A	269,732	22,431
	PPG Industries Inc.	211,191	21,590
	Newmont Mining Corp.	468,469	16,232
	International Paper Co.	357,891	14,445
	Nucor Corp.	275,568	14,277
	International Flavors & Fragrances Inc.	93,897	12,608
	Freeport-McMoRan Inc.	1,212,539	12,501
	Celanese Corp. Class A	117,862	10,604
	Mosaic Co.	305,032	8,910
	CF Industries Holdings Inc.	203,069	8,836
	FMC Corp.	118,946	8,797
	Eastman Chemical Co.	110,976	8,113
	Albemarle Corp.	93,943	7,240
	Avery Dennison Corp.	77,743	6,984
*	Axalta Coating Systems Ltd.	189,559	4,439
	Reliance Steel & Aluminum Co.	58,622	4,172
	Steel Dynamics Inc.	96,658	2,904
	Westlake Chemical Corp.	34,484	2,282
*	Alcoa Corp.	83,006	2,206
			437,572
Consumer Goods (8.1%)
	Procter & Gamble Co.	2,190,600	201,360
	Coca-Cola Co.	3,366,815	159,419
	PepsiCo Inc.	1,241,512	137,162
	Philip Morris International Inc.	1,367,465	91,292
	NIKE Inc. Class B	1,119,491	82,999
	Altria Group Inc.	1,652,754	81,629
	Mondelez International Inc. Class A	1,278,067	51,161
	Colgate-Palmolive Co.	763,260	45,429
*,^	Tesla Inc.	113,283	37,701
	General Motors Co.	1,117,129	37,368
	Kimberly-Clark Corp.	304,640	34,711
	Activision Blizzard Inc.	637,813	29,703
	Ford Motor Co.	3,437,415	26,296
	Estee Lauder Cos. Inc. Class A	193,410	25,163
	Kraft Heinz Co.	537,194	23,121
	Constellation Brands Inc. Class A	131,799	21,196
*	Electronic Arts Inc.	266,133	21,000
	General Mills Inc.	525,542	20,465
	Archer-Daniels-Midland Co.	492,602	20,182
	VF Corp.	279,087	19,910
*	Monster Beverage Corp.	364,786	17,955
	Clorox Co.	112,291	17,308
	McCormick & Co. Inc.	106,864	14,880
	Aptiv plc	231,914	14,279
	Church & Dwight Co. Inc.	216,252	14,221
	Kellogg Co.	244,386	13,932
	Tyson Foods Inc. Class A	259,972	13,882
	Hershey Co.	124,815	13,378
	Brown-Forman Corp. Class B	261,336	12,434
	Genuine Parts Co.	122,987	11,809
*	Lululemon Athletica Inc.	91,577	11,137
	DR Horton Inc.	315,111	10,922
*	Take-Two Interactive Software Inc.	100,468	10,342
	Lennar Corp. Class A	257,446	10,079
	Hormel Foods Corp.	233,348	9,959
	Lamb Weston Holdings Inc.	128,673	9,465
	Conagra Brands Inc.	428,679	9,157
	JM Smucker Co.	95,478	8,926

49

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co. Class B	155,477	8,732
	Tapestry Inc.	255,979	8,639
	Hasbro Inc.	100,286	8,148
*	NVR Inc.	3,013	7,343
	Lear Corp.	56,474	6,938
	Newell Brands Inc.	369,870	6,876
	Garmin Ltd.	107,442	6,803
*	LKQ Corp.	269,021	6,384
	BorgWarner Inc.	183,529	6,376
	PVH Corp.	68,021	6,322
	Bunge Ltd.	118,097	6,311
*	Mohawk Industries Inc.	52,320	6,119
	Whirlpool Corp.	56,177	6,004
	PulteGroup Inc.	222,734	5,789
*,^	Campbell Soup Co.	172,222	5,682
	Ralph Lauren Corp. Class A	48,125	4,979
*	WABCO Holdings Inc.	46,077	4,946
	Harley-Davidson Inc.	143,764	4,905
*	Michael Kors Holdings Ltd.	125,831	4,771
	Fortune Brands Home & Security Inc.	125,271	4,759
	Keurig Dr Pepper Inc.	182,613	4,682
	Jefferies Financial Group Inc.	242,178	4,204
	Polaris Industries Inc.	52,382	4,017
	Hanesbrands Inc.	319,068	3,998
*,^	Under Armour Inc. Class A	167,160	2,954
	Ingredion Inc.	31,407	2,871
*	Under Armour Inc.	167,547	2,709
	Coty Inc. Class A	400,507	2,627
*	Wayfair Inc.	26,119	2,353
	Goodyear Tire & Rubber Co.	103,805	2,119
*	Elanco Animal Health Inc.	65,242	2,057
	Lennar Corp. Class B	13,970	438
			1,553,187
Consumer Services (13.8%)
*	Amazon.com Inc.	365,543	549,035
	Home Depot Inc.	993,625	170,725
	Walt Disney Co.	1,243,513	136,351
	Comcast Corp. Class A	3,993,091	135,965
	McDonald’s Corp.	677,938	120,381
	Walmart Inc.	1,287,943	119,972
*	Netflix Inc.	364,385	97,531
	Costco Wholesale Corp.	385,381	78,506
	CVS Health Corp.	1,137,535	74,531
*	Booking Holdings Inc.	40,724	70,144
	Starbucks Corp.	1,036,145	66,728
	Lowe’s Cos. Inc.	675,769	62,414
	Walgreens Boots Alliance Inc.	708,415	48,406
	TJX Cos. Inc.	1,033,958	46,259
	Twenty-First Century Fox Inc. Class A	938,737	45,172
*	Charter Communications Inc. Class A	141,069	40,200
	Target Corp.	459,186	30,348
	Ross Stores Inc.	328,806	27,357
	Sysco Corp.	434,404	27,220
	Delta Air Lines Inc.	543,606	27,126
	Dollar General Corp.	233,601	25,248
	Yum! Brands Inc.	274,269	25,211
	Marriott International Inc. Class A	225,152	24,443
*	O’Reilly Automotive Inc.	70,424	24,249
*	eBay Inc.	805,220	22,603
	Southwest Airlines Co.	445,541	20,709
	Twenty-First Century Fox Inc.	411,161	19,645
	Kroger Co.	701,196	19,283
	McKesson Corp.	171,968	18,997
*	Dollar Tree Inc.	209,283	18,902
*	AutoZone Inc.	22,503	18,865
	Hilton Worldwide Holdings Inc.	260,825	18,727
	Las Vegas Sands Corp.	344,563	17,935
	Carnival Corp.	347,507	17,132
*	United Continental Holdings Inc.	203,860	17,069
	Omnicom Group Inc.	197,332	14,453
	Royal Caribbean Cruises Ltd.	147,279	14,402
	CBS Corp. Class B	301,203	13,169
*	Ulta Beauty Inc.	49,968	12,234
	American Airlines Group Inc.	366,281	11,761
	Expedia Group Inc.	101,645	11,450
	Darden Restaurants Inc.	108,983	10,883
	Best Buy Co. Inc.	203,821	10,794
*	Chipotle Mexican Grill Inc. Class A	24,455	10,559
	AmerisourceBergen Corp. Class A	139,711	10,395
	MGM Resorts International	418,677	10,157
	Kohl’s Corp.	147,105	9,759
*	CarMax Inc.	154,215	9,674
	Advance Auto Parts Inc.	60,846	9,581
	Domino’s Pizza Inc.	36,608	9,078
	Tractor Supply Co.	107,820	8,997
*	Copart Inc.	186,035	8,889
	Tiffany & Co.	102,427	8,246
*	Norwegian Cruise Line Holdings Ltd.	193,519	8,203
	Viacom Inc. Class B	313,870	8,066

50

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Wynn Resorts Ltd.	81,303	8,042
	Macy’s Inc.	270,016	8,041
	Nielsen Holdings plc	312,713	7,296
*	Qurate Retail Group Inc. QVC Group Class A	369,860	7,220
*	Discovery Communications Inc.	302,941	6,992
	Interpublic Group of Cos. Inc.	338,460	6,982
*	Liberty Broadband Corp.	93,186	6,712
	FactSet Research Systems Inc.	33,412	6,687
	Alaska Air Group Inc.	109,276	6,649
	Gap Inc.	255,827	6,590
	Aramark	217,411	6,298
*,^	Sirius XM Holdings Inc.	979,069	5,590
*	Liberty Media Corp-Liberty SiriusXM Class C	141,816	5,244
	Altice USA Inc. Class A	310,578	5,131
	Nordstrom Inc.	104,545	4,873
*	DISH Network Corp. Class A	192,225	4,800
	Rollins Inc.	129,007	4,657
	News Corp. Class A	407,044	4,620
	L Brands Inc.	174,282	4,474
	Vail Resorts Inc.	17,760	3,744
*	Discovery Communications Inc. Class A	130,271	3,223
*	GrubHub Inc.	40,205	3,088
*	Live Nation Entertainment Inc.	60,286	2,969
*	Liberty Media Corp-Liberty SiriusXM Class A	72,402	2,664
*	TripAdvisor Inc.	46,593	2,513
	Hyatt Hotels Corp. Class A	35,526	2,402
	Wyndham Hotels & Resorts Inc.	44,402	2,015
*	Liberty Broadband Corp. Class A	22,703	1,630
*	Carvana Co. Class A	15,272	500
	News Corp. Class B	43,186	499
	Viacom Inc. Class A	6,857	191
	CBS Corp. Class A	2,107	92
			2,636,567
Financials (18.2%)
*	Berkshire Hathaway Inc.
	Class B	1,707,293	348,595
	JPMorgan Chase & Co.	2,923,862	285,427
	Visa Inc. Class A	1,547,502	204,178
	Bank of America Corp.	7,767,497	191,391
	Wells Fargo & Co.	3,725,556	171,674
	Mastercard Inc. Class A	808,058	152,440
	Citigroup Inc.	2,148,078	111,829
	American Tower Corp.	387,215	61,254
	CME Group Inc.	314,280	59,122
	US Bancorp	1,277,357	58,375
	American Express Co.	600,945	57,282
	Chubb Ltd.	384,709	49,697
	Goldman Sachs Group Inc.	294,537	49,202
	Simon Property Group Inc.	271,883	45,674
	Morgan Stanley	1,134,981	45,002
	Charles Schwab Corp.	1,069,700	44,425
	PNC Financial Services Group Inc.	365,093	42,683
	Crown Castle International Corp.	364,938	39,643
	BlackRock Inc.	97,154	38,164
	Intercontinental Exchange Inc.	500,133	37,675
	S&P Global Inc.	220,554	37,481
	Bank of New York Mellon Corp.	782,511	36,833
	Marsh & McLennan Cos. Inc.	442,516	35,291
	Prologis Inc.	553,299	32,490
	Capital One Financial Corp.	416,696	31,498
	Progressive Corp.	512,654	30,929
	Aon plc	211,447	30,736
	American International Group Inc.	778,492	30,680
	Aflac Inc.	668,001	30,434
	Prudential Financial Inc.	363,375	29,633
	BB&T Corp.	677,317	29,341
	Travelers Cos. Inc.	232,783	27,876
	MetLife Inc.	651,133	26,736
	Public Storage	130,374	26,389
	Allstate Corp.	302,989	25,036
	Equinix Inc.	70,816	24,967
	Welltower Inc.	330,029	22,907
	Equity Residential	323,191	21,334
	AvalonBay Communities Inc.	121,191	21,093
	Moody’s Corp.	143,247	20,060
	State Street Corp.	317,101	20,000
	SunTrust Banks Inc.	394,882	19,918
	Digital Realty Trust Inc.	181,652	19,355
	T. Rowe Price Group Inc.	201,088	18,565
	Ventas Inc.	313,345	18,359
	Discover Financial Services	295,964	17,456
	Realty Income Corp.	258,979	16,326

51

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	SBA Communications Corp. Class A	99,728	16,145
	M&T Bank Corp.	110,930	15,877
	Northern Trust Corp.	185,028	15,467
	Boston Properties Inc.	135,844	15,289
*	IHS Markit Ltd.	311,486	14,942
	Weyerhaeuser Co.	660,266	14,434
	Essex Property Trust Inc.	58,037	14,231
	Hartford Financial Services Group Inc.	316,069	14,049
	Fifth Third Bancorp	578,034	13,601
	KeyCorp	912,925	13,493
	Synchrony Financial	570,712	13,389
	Ameriprise Financial Inc.	122,989	12,836
*	First Republic Bank	144,649	12,570
	Citizens Financial Group Inc.	412,655	12,268
	Regions Financial Corp.	912,158	12,205
	TD Ameritrade Holding Corp.	246,874	12,087
*	Markel Corp.	11,624	12,066
	Arthur J Gallagher & Co.	160,812	11,852
	HCP Inc.	412,795	11,529
*	CBRE Group Inc. Class A	285,377	11,427
	Annaly Capital Management Inc.	1,150,632	11,299
	Huntington Bancshares Inc.	932,760	11,119
	Principal Financial Group Inc.	249,686	11,029
	Alexandria Real Estate Equities Inc.	94,957	10,943
	Host Hotels & Resorts Inc.	652,689	10,880
	MSCI Inc. Class A	73,630	10,855
	Cincinnati Financial Corp.	135,383	10,481
	Loews Corp.	220,029	10,016
	Equifax Inc.	106,307	9,900
	E*TRADE Financial Corp.	224,275	9,841
	Comerica Inc.	142,951	9,819
	Lincoln National Corp.	188,702	9,682
	Cboe Global Markets Inc.	98,663	9,652
	UDR Inc.	242,185	9,595
	Mid-America Apartment Communities Inc.	100,068	9,577
	Extra Space Storage Inc.	105,669	9,561
	Vornado Realty Trust	151,668	9,408
*	Arch Capital Group Ltd.	338,074	9,033
*	SVB Financial Group	47,044	8,935
	KKR & Co. Inc. Class A	441,937	8,675
	Raymond James Financial Inc.	113,859	8,472
	Regency Centers Corp.	142,193	8,344
	Ally Financial Inc.	365,409	8,280
	Iron Mountain Inc.	253,560	8,218
	Nasdaq Inc.	100,432	8,192
	Duke Realty Corp.	315,188	8,163
	AGNC Investment Corp.	464,447	8,146
	Everest Re Group Ltd.	35,712	7,777
	Reinsurance Group of America Inc. Class A	55,114	7,729
	Alleghany Corp.	12,391	7,724
	Federal Realty Investment Trust	65,043	7,678
	Franklin Resources Inc.	249,601	7,403
	Fidelity National Financial Inc.	230,266	7,240
	Camden Property Trust	81,948	7,216
	Zions Bancorp NA	169,494	6,905
	Western Union Co.	392,285	6,692
	Torchmark Corp.	88,408	6,589
	VEREIT Inc.	858,781	6,140
	Invesco Ltd.	364,886	6,108
	SL Green Realty Corp.	75,642	5,982
	WR Berkley Corp.	80,237	5,930
	Unum Group	194,279	5,708
	SEI Investments Co.	123,448	5,703
*	Black Knight Inc.	125,207	5,642
*	Athene Holding Ltd. Class A	138,069	5,499
	Voya Financial Inc.	136,936	5,497
	Macerich Co.	125,469	5,430
	Kimco Realty Corp.	353,116	5,173
	Jones Lang LaSalle Inc.	40,191	5,088
	Invitation Homes Inc.	252,590	5,072
	People’s United Financial Inc.	336,781	4,860
	Affiliated Managers Group Inc.	46,673	4,548
	Interactive Brokers Group Inc.	63,087	3,448
	AXA Equitable Holdings Inc.	185,230	3,080
	Lazard Ltd. Class A	58,017	2,141
*	Berkshire Hathaway Inc. Class A	6	1,836
	CIT Group Inc.	46,415	1,776
	New York Community Bancorp Inc.	427	4
*	Brighthouse Financial Inc.	130	4
			3,490,949
Health Care (14.1%)
	Johnson & Johnson	2,359,194	304,454
	Pfizer Inc.	5,084,789	221,951
	UnitedHealth Group Inc.	846,008	210,758
	Merck & Co. Inc.	2,287,411	174,781
	AbbVie Inc.	1,323,149	121,981
	Abbott Laboratories	1,544,187	111,691
	Amgen Inc.	560,484	109,109

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Medtronic plc	1,183,332	107,636
	Eli Lilly & Co.	838,784	97,064
	Thermo Fisher Scientific Inc.	353,827	79,183
	Bristol-Myers Squibb Co.	1,436,491	74,669
	Gilead Sciences Inc.	1,138,017	71,183
*	Cigna Corp.	335,005	63,624
	Anthem Inc.	227,402	59,723
*	Biogen Inc.	177,299	53,353
	Becton Dickinson and Co.	235,838	53,139
*	Intuitive Surgical Inc.	100,497	48,130
*	Boston Scientific Corp.	1,217,349	43,021
	Stryker Corp.	263,375	41,284
	Allergan plc	296,790	39,669
*	Celgene Corp.	615,445	39,444
*	Illumina Inc.	131,056	39,308
*	Vertex Pharmaceuticals Inc.	224,820	37,255
	Zoetis Inc.	422,976	36,181
	Humana Inc.	120,602	34,550
	HCA Healthcare Inc.	242,055	30,124
	Baxter International Inc.	444,790	29,276
*	Edwards Lifesciences Corp.	183,922	28,171
*	Regeneron Pharmaceuticals Inc.	70,234	26,232
*	Centene Corp.	171,634	19,789
	Zimmer Biomet Holdings Inc.	179,753	18,644
*	Alexion Pharmaceuticals Inc.	186,521	18,160
*	IQVIA Holdings Inc.	149,778	17,400
	ResMed Inc.	125,168	14,253
*	IDEXX Laboratories Inc.	75,923	14,123
*	Align Technology Inc.	66,953	14,022
*	BioMarin Pharmaceutical Inc.	156,961	13,365
*	ABIOMED Inc.	37,648	12,237
*	Mylan NV	432,711	11,856
	Cardinal Health Inc.	262,775	11,720
*	Laboratory Corp. of America Holdings	88,867	11,229
	Cooper Cos. Inc.	43,293	11,018
*	Henry Schein Inc.	134,284	10,544
*	Hologic Inc.	255,292	10,493
	Teleflex Inc.	40,531	10,476
*	WellCare Health Plans Inc.	44,120	10,416
*	Incyte Corp.	159,689	10,155
	Quest Diagnostics Inc.	119,923	9,986
*	Varian Medical Systems Inc.	80,140	9,081
	Universal Health Services Inc. Class B	74,947	8,736
	Dentsply Sirona Inc.	197,242	7,339
*	Jazz Pharmaceuticals plc	50,546	6,266
*	Alnylam Pharmaceuticals Inc.	80,192	5,847
*	DaVita Inc.	110,547	5,689
*	Seattle Genetics Inc.	91,638	5,192
*	Nektar Therapeutics Class A	152,759	5,021
*	DexCom Inc.	39,223	4,699
*	Alkermes plc	137,423	4,055
	Perrigo Co. plc	86,526	3,353
			2,702,108
Industrials (11.9%)
	Boeing Co.	474,449	153,010
	3M Co.	512,022	97,561
	Union Pacific Corp.	648,057	89,581
	Honeywell International Inc.	650,437	85,936
*	PayPal Holdings Inc.	984,504	82,787
	Accenture plc Class A	561,205	79,135
	United Technologies Corp.	720,498	76,719
	Caterpillar Inc.	519,321	65,990
	United Parcel Service Inc. Class B	612,120	59,700
	General Electric Co.	7,653,325	57,936
	Danaher Corp.	554,372	57,167
	Lockheed Martin Corp.	212,501	55,641
	Automatic Data Processing Inc.	365,364	47,906
	CSX Corp.	705,637	43,841
	Deere & Co.	283,091	42,229
	Raytheon Co.	250,289	38,382
	Northrop Grumman Corp.	152,653	37,385
*	Norfolk Southern Corp.	239,619	35,833
	General Dynamics Corp.	221,196	34,774
	FedEx Corp.	209,225	33,754
	Waste Management Inc.	374,594	33,335
	Illinois Tool Works Inc.	262,560	33,264
	Emerson Electric Co.	550,916	32,917
	Fidelity National Information Services Inc.	287,577	29,491
	Sherwin-Williams Co.	74,065	29,142
	Eaton Corp. plc	380,568	26,130
*	Fiserv Inc.	350,029	25,724
	Roper Technologies Inc.	90,894	24,225
	Johnson Controls International plc	812,833	24,100
	TE Connectivity Ltd.	302,618	22,887
	Amphenol Corp. Class A	265,888	21,542
*	Worldpay Inc. Class A	265,648	20,303

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Ingersoll-Rand plc	215,889	19,696
	Agilent Technologies Inc.	280,296	18,909
	Paychex Inc.	284,182	18,514
	Cummins Inc.	134,185	17,932
	Fortive Corp.	264,329	17,884
	PACCAR Inc.	307,375	17,563
	Parker-Hannifin Corp.	116,562	17,384
	Willis Towers Watson plc	114,254	17,351
	Waste Connections Inc.	231,762	17,208
	Rockwell Automation Inc.	106,350	16,004
	Stanley Black & Decker Inc.	133,094	15,937
*	Verisk Analytics Inc. Class A	137,030	14,942
*	FleetCor Technologies Inc.	78,089	14,503
*	Square Inc.	257,948	14,468
	Global Payments Inc.	139,495	14,386
*	TransDigm Group Inc.	41,753	14,198
	AMETEK Inc.	203,882	13,803
	Ball Corp.	299,321	13,763
	Republic Services Inc. Class A	184,777	13,321
	Fastenal Co.	252,782	13,218
	Cintas Corp.	75,312	12,652
*	Mettler-Toledo International Inc.	22,021	12,455
	L3 Technologies Inc.	69,282	12,031
*	Waters Corp.	63,304	11,942
	WW Grainger Inc.	42,002	11,860
	Total System Services Inc.	144,919	11,780
	Vulcan Materials Co.	116,355	11,496
*	CoStar Group Inc.	31,987	10,790
	Xylem Inc.	158,018	10,543
	Expeditors International of Washington Inc.	153,107	10,425
	CH Robinson Worldwide Inc.	121,808	10,243
	Broadridge Financial Solutions Inc.	102,947	9,909
	Martin Marietta Materials Inc.	55,086	9,468
	TransUnion	162,963	9,256
	Dover Corp.	128,472	9,115
	Textron Inc.	192,290	8,843
	Westrock Co.	227,904	8,606
	Kansas City Southern	90,019	8,592
	Old Dominion Freight Line Inc.	65,276	8,061
*	First Data Corp. Class A	471,589	7,975
	Masco Corp.	270,548	7,911
*	United Rentals Inc.	71,843	7,366
*	Trimble Inc.	222,947	7,337
	Jacobs Engineering Group Inc.	125,247	7,322
	Huntington Ingalls Industries Inc.	37,861	7,205
	JB Hunt Transport Services Inc.	77,226	7,185
	Snap-on Inc.	49,404	7,178
	Arconic Inc.	385,145	6,494
*	Sensata Technologies Holding plc	144,643	6,486
	Alliance Data Systems Corp.	41,047	6,160
	Packaging Corp. of America	73,156	6,106
	Robert Half International Inc.	101,696	5,817
	Pentair plc	153,084	5,783
*	XPO Logistics Inc.	96,346	5,496
	Wabtec Corp.	76,658	5,385
*	Arrow Electronics Inc.	77,451	5,340
*	Keysight Technologies Inc.	82,175	5,101
	Allison Transmission Holdings Inc.	114,007	5,006
*	Crown Holdings Inc.	120,216	4,997
	Sealed Air Corp.	140,834	4,907
	Hubbell Inc. Class B	48,650	4,833
	Jack Henry & Associates Inc.	33,849	4,283
	Owens Corning	96,581	4,248
	Fluor Corp.	124,345	4,004
	Xerox Corp.	179,295	3,543
*	IPG Photonics Corp.	30,806	3,490
	AO Smith Corp.	63,935	2,730
	FLIR Systems Inc.	61,635	2,684
	Flowserve Corp.	58,061	2,207
	Cognex Corp.	50,230	1,942
	ManpowerGroup Inc.	27,729	1,797
^	ADT Inc.	105,026	631
	Acuity Brands Inc.	59	7
			2,286,334
Oil & Gas (5.2%)
	Exxon Mobil Corp.	3,723,579	253,911
	Chevron Corp.	1,680,628	182,836
	ConocoPhillips	1,012,677	63,140
	EOG Resources Inc.	510,703	44,538
	Schlumberger Ltd.	1,218,926	43,979
	Occidental Petroleum Corp.	664,179	40,767
	Marathon Petroleum Corp.	607,688	35,860
	Phillips 66	385,375	33,200
	Valero Energy Corp.	373,409	27,995
	Kinder Morgan Inc.	1,651,691	25,403
	Williams Cos. Inc.	1,066,260	23,511
	Pioneer Natural Resources Co.	150,211	19,756

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	ONEOK Inc.	362,414	19,552
	Halliburton Co.	733,046	19,484
	Anadarko Petroleum Corp.	443,956	19,463
*	Concho Resources Inc.	176,250	18,117
	Diamondback Energy Inc.	144,732	13,417
*	Cheniere Energy Inc.	204,025	12,076
	Marathon Oil Corp.	735,246	10,544
	Hess Corp.	248,718	10,073
	Baker Hughes a GE Co. Class A	451,264	9,702
	Devon Energy Corp.	394,170	8,885
	Apache Corp.	335,550	8,808
	National Oilwell Varco Inc.	337,140	8,665
	Cabot Oil & Gas Corp.	380,712	8,509
	Noble Energy Inc.	424,849	7,970
	HollyFrontier Corp.	152,505	7,796
	Targa Resources Corp.	203,164	7,318
	OGE Energy Corp.	175,022	6,859
	Cimarex Energy Co.	84,554	5,213
*	Continental Resources Inc.	83,332	3,349
	Helmerich & Payne Inc.	46,104	2,210
*	Equitrans Midstream Corp.	48,512	971
	EQT Corp.	225	4
*	Antero Resources Corp.	225	2
			1,003,883
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Expire 01/19/2021	3,568	—

Technology (20.5%)
	Microsoft Corp.	6,797,118	690,383
	Apple Inc.	3,756,437	592,540
*	Facebook Inc. Class A	2,113,128	277,010
*	Alphabet Inc. Class A	263,128	274,958
*	Alphabet Inc. Class C	261,155	270,455
	Intel Corp.	4,013,646	188,360
	Cisco Systems Inc.	3,953,650	171,312
	Oracle Corp.	2,332,006	105,290
*	Adobe Inc.	429,282	97,121
	International Business Machines Corp.	799,457	90,874
	Broadcom Inc.	345,447	87,840
*	salesforce.com Inc.	639,225	87,555
	Texas Instruments Inc.	844,470	79,802
	NVIDIA Corp.	509,809	68,059
	QUALCOMM Inc.	1,066,158	60,675
	Intuit Inc.	216,501	42,618
	Cognizant Technology Solutions Corp. Class A	509,437	32,339
*	Micron Technology Inc.	997,562	31,653
	HP Inc.	1,392,207	28,485
	Applied Materials Inc.	865,257	28,329
*	ServiceNow Inc.	157,852	28,106
	Analog Devices Inc.	325,202	27,912
*	Red Hat Inc.	155,240	27,266
*	Autodesk Inc.	192,495	24,757
	Corning Inc.	706,728	21,350
*	Workday Inc. Class A	131,265	20,960
	Xilinx Inc.	222,510	18,951
	Lam Research Corp.	136,571	18,597
*	Twitter Inc.	602,587	17,318
	Hewlett Packard Enterprise Co.	1,294,766	17,104
	Motorola Solutions Inc.	143,584	16,518
*	Advanced Micro Devices Inc.	835,427	15,422
^	Microchip Technology Inc.	208,226	14,976
*	Palo Alto Networks Inc.	78,949	14,870
*	Cerner Corp.	275,837	14,465
*	VeriSign Inc.	95,769	14,202
	Harris Corp.	103,648	13,956
*	Splunk Inc.	129,165	13,543
	NetApp Inc.	222,118	13,254
	DXC Technology Co.	247,046	13,135
*	IAC/InterActiveCorp	68,421	12,524
	Maxim Integrated Products Inc.	243,455	12,380
	KLA-Tencor Corp.	134,868	12,069
	Citrix Systems Inc.	112,130	11,489
*	Synopsys Inc.	130,613	11,003
*	Cadence Design Systems Inc.	247,881	10,778
	CDW Corp.	132,247	10,719
*	ANSYS Inc.	73,433	10,496
	Skyworks Solutions Inc.	156,418	10,483
	Symantec Corp.	535,377	10,116
*	Arista Networks Inc.	46,628	9,825
*	Gartner Inc.	76,068	9,725
*	Veeva Systems Inc. Class A	107,423	9,595
*	GoDaddy Inc. Class A	140,416	9,214
	VMware Inc. Class A	66,874	9,170
	Western Digital Corp.	242,740	8,974
*	Fortinet Inc.	127,198	8,959
	Marvell Technology Group Ltd.	552,425	8,944
	SS&C Technologies Holdings Inc.	198,119	8,937
	Seagate Technology plc	226,552	8,743
*	F5 Networks Inc.	53,319	8,639
*	Akamai Technologies Inc.	136,660	8,347
	Juniper Networks Inc.	304,212	8,186
*	Qorvo Inc.	110,165	6,690
*	Dell Technologies Inc.	119,037	5,817
	CDK Global Inc.	113,676	5,443
*,^	Snap Inc.	521,723	2,875
*	Dropbox Inc. Class A	134,046	2,739

55

Large-Cap Index Fund

		Market
		Value•
	Shares	($000)
Match Group Inc.	44,846	1,918
LogMeIn Inc.	59	5
		3,927,122
Telecommunications (2.2%)
Verizon Communications Inc.	3,636,158	204,425
AT&T Inc.	6,406,286	182,835
* T-Mobile US Inc.	263,423	16,756
CenturyLink Inc.	859,412	13,020
* Zayo Group Holdings Inc.	139,558	3,188
* Sprint Corp.	542,782	3,159
		423,383
Utilities (3.2%)
NextEra Energy Inc.	419,789	72,968
Duke Energy Corp.	626,786	54,092
Dominion Energy Inc.	577,860	41,294
Southern Co.	892,625	39,204
Exelon Corp.	847,487	38,222
American Electric Power Co. Inc.	433,262	32,382
Sempra Energy	228,716	24,745
Public Service Enterprise Group Inc.	444,026	23,111
Xcel Energy Inc.	452,621	22,301
Consolidated Edison Inc.	286,774	21,927
WEC Energy Group Inc.	276,849	19,174
Eversource Energy	278,144	18,090
PPL Corp.	634,571	17,977
DTE Energy Co.	159,620	17,606
FirstEnergy Corp.	450,062	16,900
Edison International	287,144	16,301
American Water Works Co. Inc.	158,982	14,431
Ameren Corp.	213,685	13,939
Entergy Corp.	159,692	13,745
Evergy Inc.	231,416	13,137
CenterPoint Energy Inc.	440,163	12,426
CMS Energy Corp.	249,584	12,392
* PG&E Corp.	457,321	10,861
* Alliant Energy Corp.	208,705	8,818
Pinnacle West Capital Corp.	99,080	8,442
AES Corp.	582,635	8,425
NiSource Inc.	327,459	8,301
* Vistra Energy Corp.	356,260	8,155
SCANA Corp.	123,767	5,913
Avangrid Inc.	53,847	2,697
		617,976
Total Common Stocks
(Cost $14,121,719)		19,079,081
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[3,4] Vanguard Market Liquidity Fund, 2.530%	1,285,543	128,554

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill, 2.284%, 2/21/19	100	100
[5] United States Treasury Bill, 2.480%, 5/9/19	4,000	3,966
[5] United States Treasury Bill, 2.497%, 5/23/19	2,000	1,981
United States Treasury Bill, 2.502%, 6/20/19	1,200	1,186
		7,233
Total Temporary Cash Investments
(Cost $135,777)		135,787
Total Investments (100.2%)
(Cost $14,257,496)		19,214,868

		Amount
		($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard		1,071
Receivables for Accrued Income		21,768
Receivables for Capital Shares Issued		24,956
Variation Margin Receivable—Futures Contracts		635
Other Assets		1,618
Total Other Assets		50,048
Liabilities
Payables for Investment Securities Purchased		(30,524)
Collateral for Securities on Loan		(32,480)
Payables for Capital Shares Redeemed		(11,755)
Payables to Vanguard		(4,504)
Total Liabilities		(79,263)
Net Assets (100%)		19,185,653

56

Large-Cap Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	14,299,239
Total Distributable Earnings (Loss)	4,886,414
Net Assets	19,185,653

Investor Shares—Net Assets
Applicable to 7,418,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	343,953
Net Asset Value Per Share—Investor Shares	$46.36

ETF Shares—Net Assets
Applicable to 107,672,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,357,735
Net Asset Value Per Share—ETF Shares	$114.77

Admiral Shares—Net Assets
Applicable to 91,544,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,306,251
Net Asset Value Per Share—Admiral Shares	$57.96

Institutional Shares—Net Assets
Applicable to 4,936,605 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,177,714
Net Asset Value Per Share— Institutional Shares	$238.57

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,344,000.

§	Security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $32,480,000 of collateral received for securities on loan.

5	Securities with a value of $4,559,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	March 2019	788	98,705	(669)

See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	411,223
Interest[1]	1,305
Securities Lending—Net	655
Total Income	413,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,995
Management and Administrative—Investor Shares	516
Management and Administrative—ETF Shares	2,150
Management and Administrative—Admiral Shares	1,461
Management and Administrative—Institutional Shares	256
Marketing and Distribution—Investor Shares	79
Marketing and Distribution—ETF Shares	532
Marketing and Distribution—Admiral Shares	361
Marketing and Distribution—Institutional Shares	26
Custodian Fees	327
Auditing Fees	37
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	263
Shareholders’ Reports—Admiral Shares	38
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	12
Total Expenses	9,064
Net Investment Income	404,119
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	678,994
Futures Contracts	(5,852)
Realized Net Gain (Loss)	673,142
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,953,671)
Futures Contracts	(797)
Change in Unrealized Appreciation (Depreciation)	(1,954,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	(877,207)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,223,000, ($8,000), and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $669,728,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	404,119	308,673
Realized Net Gain (Loss)	673,142	217,973
Change in Unrealized Appreciation (Depreciation)	(1,954,468)	2,670,826
Net Increase (Decrease) in Net Assets Resulting from Operations	(877,207)	3,197,472
Distributions
Net Investment Income
Investor Shares	(6,911)	(7,172)
ETF Shares	(243,075)	(190,180)
Admiral Shares	(106,867)	(91,116)
Institutional Shares	(23,370)	(20,083)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(380,223)	(308,551)
Capital Share Transactions
Investor Shares	(19,620)	(86,883)
ETF Shares	1,551,173	1,372,048
Admiral Shares	279,738	392,051
Institutional Shares	45,100	89,869
Net Increase (Decrease) from Capital Share Transactions	1,856,391	1,767,085
Total Increase (Decrease)	598,961	4,656,006
Net Assets
Beginning of Period	18,586,692	13,930,686
End of Period	19,185,653	18,586,692

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$49.48	$41.31	$37.78	$38.12	$34.24
Investment Operations
Net Investment Income	.966 [1]	.819 [1]	.768	.702	.624
Net Realized and Unrealized Gain (Loss) on Investments	(3.184)	8.161	3.533	(.348)	3.879
Total from Investment Operations	(2.218)	8.980	4.301	.354	4.503
Distributions
Dividends from Net Investment Income	(.902)	(.810)	(.771)	(.694)	(.623)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.902)	(.810)	(.771)	(.694)	(.623)
Net Asset Value, End of Period	$46.36	$49.48	$41.31	$37.78	$38.12

Total Return[2]	-4.59%	21.89%	11.50%	0.93%	13.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$344	$387	$400	$375	$399
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.91%	1.81%	2.02%	1.86%	1.76%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	3%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$122.49	$102.27	$93.52	$94.36	$84.76
Investment Operations
Net Investment Income	2.572 [1]	2.168 [1]	2.018	1.850	1.672
Net Realized and Unrealized Gain (Loss) on Investments	(7.896)	20.196	8.754	(.859)	9.599
Total from Investment Operations	(5.324)	22.364	10.772	.991	11.271
Distributions
Dividends from Net Investment Income	(2.396)	(2.144)	(2.022)	(1.831)	(1.671)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.396)	(2.144)	(2.022)	(1.831)	(1.671)
Net Asset Value, End of Period	$114.77	$122.49	$102.27	$93.52	$94.36

Total Return	-4.44%	22.03%	11.65%	1.07%	13.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,358	$11,613	$8,468	$6,469	$5,619
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.93%	2.14%	1.98%	1.90%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$61.86	$51.65	$47.23	$47.65	$42.81
Investment Operations
Net Investment Income	1.288 [1]	1.094 [1]	1.019	.936	.846
Net Realized and Unrealized Gain (Loss) on Investments	(3.983)	10.197	4.422	(.430)	4.839
Total from Investment Operations	(2.695)	11.291	5.441	.506	5.685
Distributions
Dividends from Net Investment Income	(1.205)	(1.081)	(1.021)	(.926)	(.845)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.205)	(1.081)	(1.021)	(.926)	(.845)
Net Asset Value, End of Period	$57.96	$61.86	$51.65	$47.23	$47.65

Total Return[2]	-4.47%	22.03%	11.65%	1.07%	13.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,306	$5,375	$4,130	$3,527	$3,085
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.93%	2.14%	1.98%	1.90%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	3%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$254.60	$212.59	$194.40	$196.14	$176.18
Investment Operations
Net Investment Income	5.345 [1]	4.529 [1]	4.215	3.865	3.492
Net Realized and Unrealized Gain (Loss) on Investments	(16.390)	41.958	18.199	(1.781)	19.957
Total from Investment Operations	(11.045)	46.487	22.414	2.084	23.449
Distributions
Dividends from Net Investment Income	(4.985)	(4.477)	(4.224)	(3.824)	(3.489)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.985)	(4.477)	(4.224)	(3.824)	(3.489)
Net Asset Value, End of Period	$238.57	$254.60	$212.59	$194.40	$196.14

Total Return	-4.46%	22.03%	11.66%	1.07%	13.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,178	$1,212	$932	$794	$857
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.94%	2.15%	1.99%	1.91%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

64

Large-Cap Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

65

Large-Cap Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,071,000, representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,079,081	—	—
Temporary Cash Investments	128,554	7,233	—
Futures Contracts—Assets[1]	635	—	—
Total	19,208,270	7,233	—

1	Represents variation margin on the last day of the reporting period.

66

Large-Cap Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, and the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	645,551
Total Distributable Earnings (Loss)	(645,551)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	25,143
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(91,843)
Net Unrealized Gains (Losses)	4,957,372

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,257,496
Gross Unrealized Appreciation	5,697,897
Gross Unrealized Depreciation	(740,525)
Net Unrealized Appreciation (Depreciation)	4,957,372

E. During the year ended December 31, 2018, the fund purchased $3,658,672,000 of investment securities and sold $1,871,369,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,524,687,000 and $1,048,337,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

67

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	121,934	2,382	118,135	2,621
Issued in Lieu of Cash Distributions	6,625	133	6,912	150
Redeemed	(148,179)	(2,917)	(211,930)	(4,643)
Net Increase (Decrease)—Investor Shares	(19,620)	(402)	(86,883)	(1,872)
ETF Shares
Issued	2,602,362	21,138	1,614,290	14,185
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,051,189)	(8,275)	(242,242)	(2,175)
Net Increase (Decrease)—ETF Shares	1,551,173	12,863	1,372,048	12,010
Admiral Shares
Issued	1,357,240	21,650	1,077,132	19,032
Issued in Lieu of Cash Distributions	87,699	1,413	74,998	1,299
Redeemed	(1,165,201)	(18,414)	(760,079)	(13,403)
Net Increase (Decrease)—Admiral Shares	279,738	4,649	392,051	6,928
Institutional Shares
Issued	265,348	1,014	316,743	1,353
Issued in Lieu of Cash Distributions	19,212	75	16,062	67
Redeemed	(239,460)	(911)	(242,936)	(1,043)
Net Increase (Decrease)—Institutional Shares	45,100	178	89,869	377

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

68

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

69

Special 2018 tax information (unaudited) for Vanguard U.S. Stock Index Funds

(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	896,615
Value Index Fund	1,721,134
Large-Cap Index Fund	380,224

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	85.8%
Value Index Fund	95.5
Large-Cap Index Fund	92.9

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q03070 022019

Annual Report | December 31, 2018 Vanguard Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•    The broad U.S. stock market finished 2018 with about a –5% return—its first negative calendar-year result since 2008—as stocks declined sharply over the fourth quarter. Growth stocks outperformed value, while large-capitalization stocks led mid- and small-caps.

•    Reflecting this environment, Vanguard Total Stock Market Index Fund returned –5.26% for Investor Shares and –5.17% for Admiral Shares for the 12 months ended December 31, 2018. The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index, and outpaced its multicapitalization core fund peers.

•    Seven of the fund’s ten sectors recorded negative returns, with financials and industrials detracting the most from results. Health care was the top contributor.

•    Please note that in November, Vanguard lowered the investment minimum for the fund’s Admiral Shares from $10,000 to $3,000.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$917.80	$0.68
ETF Shares	1,000.00	918.45	0.10
Admiral™ Shares	1,000.00	918.17	0.19
Institutional Shares	1,000.00	918.24	0.15
Institutional Plus Shares	1,000.00	918.28	0.10
Institutional Select Shares	1,000.00	918.31	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.10	0.10
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.02% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
Investor Shares	-5.26%	7.79%	13.13%	$34,325
Spliced Total Stock Market Index	-5.17	7.92	13.26	34,736

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	-5.13%	7.92%	13.26%	$34,723
Spliced Total Stock Market Index	-5.17	7.92	13.26	34,736

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral Shares	-5.17%	7.90%	13.25%	$34,709
Spliced Total Stock Market Index	-5.17	7.92	13.26	34,736

See Financial Highlights for dividend and capital gains information.

5

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional Shares	-5.16%	7.91%	13.26%	$17,361,590
Spliced Total Stock Market Index	-5.17	7.92	13.26	17,368,142

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/28/2015)	Investment
Total Stock Market Index Fund Institutional Plus Shares	-5.15%	6.33%	$125,298,030
CRSP US Total Market Index	-5.17	6.31	125,232,230

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/27/2016)	Investment
Total Stock Market Index Fund Institutional Select Shares	-5.14%	11.47%	$6,567,400,000
CRSP US Total Market Index	-5.17	11.45	6,563,911,000

"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares Market Price	-5.20%	46.33%	246.82%
Total Stock Market Index Fund ETF Shares Net Asset Value	-5.13	46.36	247.23
Spliced Total Stock Market Index	-5.17	46.37	247.36

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

6

Total Stock Market Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	2.5%
Consumer Goods	7.9
Consumer Services	13.6
Financials	19.5
Health Care	13.9
Industrials	12.9
Oil & Gas	5.0
Technology	19.4
Telecommunications	2.0
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

7

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
DowDuPont Inc.	61,298,118	3,278,223	0.5%
Basic Materials—Other †		13,214,018	1.9%
		16,492,241	2.4%
Consumer Goods
Procter & Gamble Co.	66,548,734	6,117,160	0.9%
Coca-Cola Co.	102,283,588	4,843,128	0.7%
PepsiCo Inc.	37,706,704	4,165,837	0.6%
Philip Morris International Inc.	41,505,319	2,770,895	0.4%
NIKE Inc. Class B	34,010,881	2,521,567	0.4%
Consumer Goods—Other †		32,620,974	4.9%
		53,039,561	7.9%
Consumer Services
* Amazon.com Inc.	11,103,329	16,676,867	2.5%
Home Depot Inc.	30,177,998	5,185,184	0.8%
Walt Disney Co.	37,777,614	4,142,315	0.6%
Comcast Corp. Class A	121,287,849	4,129,851	0.6%
McDonald’s Corp.	20,593,963	3,656,870	0.6%
Walmart Inc.	39,123,470	3,644,351	0.5%
* Netflix Inc.	11,067,658	2,962,369	0.4%
§ Consumer Services—Other †		50,312,374	7.5%
		90,710,181	13.5%
Financials
* Berkshire Hathaway Inc. Class B	50,508,373	10,312,800	1.5%
JPMorgan Chase & Co.	88,872,039	8,675,688	1.3%
Visa Inc. Class A	47,014,765	6,203,128	0.9%
Bank of America Corp.	236,065,255	5,816,648	0.9%
Wells Fargo & Co.	113,207,525	5,216,603	0.8%

8

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Mastercard Inc. Class A	24,548,873	4,631,145	0.7%
	Citigroup Inc.	65,271,677	3,398,044	0.5%
*	Berkshire Hathaway Inc. Class A	1,034	316,404	0.0%
§	Financials—Other †		85,349,952	12.7%
			129,920,412	19.3%
Health Care
	Johnson & Johnson	71,605,522	9,240,693	1.4%
	Pfizer Inc.	154,420,822	6,740,469	1.0%
	UnitedHealth Group Inc.	25,701,378	6,402,727	1.0%
	Merck & Co. Inc.	69,465,748	5,307,878	0.8%
	AbbVie Inc.	40,166,516	3,702,951	0.5%
	Abbott Laboratories	46,919,307	3,393,673	0.5%
	Amgen Inc.	17,024,650	3,314,189	0.5%
	Medtronic plc	35,956,531	3,270,606	0.5%
	Eli Lilly & Co.	25,470,396	2,947,434	0.4%
	Health Care—Other †		48,676,076	7.2%
			92,996,696	13.8%
Industrials
	Boeing Co.	14,412,662	4,648,083	0.7%
	3M Co.	15,557,202	2,964,269	0.4%
	Union Pacific Corp.	19,683,934	2,720,910	0.4%
	Honeywell International Inc.	19,774,557	2,612,614	0.4%
*	PayPal Holdings Inc.	29,900,604	2,514,342	0.4%
§	Industrials—Other †		70,976,534	10.6%
			86,436,752	12.9%
Oil & Gas
	Exxon Mobil Corp.	113,056,417	7,709,317	1.2%
	Chevron Corp.	51,040,764	5,552,725	0.8%
§	Oil & Gas—Other †		20,312,180	3.0%
			33,574,222	5.0%

§,1 Other †			5,224	0.0%

Technology
	Microsoft Corp.	206,471,453	20,971,305	3.1%
	Apple Inc.	114,093,756	17,997,149	2.7%
*	Facebook Inc. Class A	64,181,484	8,413,551	1.3%
*	Alphabet Inc. Class A	7,987,157	8,346,260	1.2%
*	Alphabet Inc. Class C	7,938,287	8,220,969	1.2%
	Intel Corp.	121,924,450	5,721,914	0.8%
	Cisco Systems Inc.	120,089,777	5,203,490	0.8%
	Oracle Corp.	70,840,246	3,198,437	0.5%
*	Adobe Inc.	13,040,518	2,950,287	0.4%
	International Business Machines Corp.	24,277,551	2,759,629	0.4%
	Broadcom Inc.	10,493,014	2,668,164	0.4%
*	salesforce.com Inc.	19,415,586	2,659,353	0.4%
	Technology—Other †		40,746,347	6.1%
			129,856,855	19.3%

9

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunications
Verizon Communications Inc.		110,381,847	6,205,667	0.9%
AT&T Inc.		194,426,250	5,548,925	0.8%
Telecommunications—Other †			1,564,998	0.3%
			13,319,590	2.0%

Utilities †			21,923,009	3.3%
Total Common Stocks (Cost $473,160,255)			668,274,743	99.4%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.530%	56,919,051	5,691,905	0.9%

5U.S. Government and Agency Obligations †			263,813	0.0%
Total Temporary Cash Investments (Cost $5,955,110)			5,955,718	0.9%[2]
[6]Total Investments (Cost $479,115,365)			674,230,461	100.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			38,011
Receivables for Investment Securities Sold			115,408
Receivables for Accrued Income			816,954
Receivables for Capital Shares Issued			1,587,383
Variation Margin Receivable—Futures Contracts			30,362
Other Assets[7]			53,289
Total Other Assets			2,641,407	0.5%
Liabilities
Payables for Investment Securities Purchased			(1,230,335)
Collateral for Securities on Loan			(2,633,559)
Payables for Capital Shares Redeemed			(639,991)
Payables to Vanguard			(169,788)
Variation Margin Payable—Futures Contracts			(320)
Unrealized Depreciation—Swap Contracts			(2,211)
Total Liabilities			(4,676,204)	(0.8%	)
Net Assets			672,195,664	100.0%

At December 31, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				478,179,649
Total Distributable Earnings (Loss)				194,016,015
Net Assets				672,195,664

10

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,953,536,865 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	121,265,869
Net Asset Value Per Share—Investor Shares	$62.08

ETF Shares—Net Assets
Applicable to 743,263,419 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	94,809,421
Net Asset Value Per Share—ETF Shares	$127.56

Admiral Shares—Net Assets
Applicable to 2,981,054,239 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	185,101,915
Net Asset Value Per Share—Admiral Shares	$62.09

Institutional Shares—Net Assets
Applicable to 1,853,585,521 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	115,115,348
Net Asset Value Per Share—Institutional Shares	$62.10

Institutional Plus Shares—Net Assets
Applicable to 1,164,655,630 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	135,641,458
Net Asset Value Per Share—Institutional Plus Shares	$116.46

Institutional Select Shares—Net Assets
Applicable to 165,800,987 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,261,653
Net Asset Value Per Share—Institutional Select Shares	$122.20

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.

2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $2,633,559,000 of collateral received for securities on loan.

5	Securities with a value of $186,579,000 have been segregated as initial margin for open futures contracts.

6	The total value of securities on loan is $2,480,929,000.

7	Cash with a value of $2,650,000 has been segregated as collateral for open over-the-counter swap contracts.

11

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	March 2019	29,625		3,710,828	(106,471)
E-mini Russell 2000 Index	March 2019	1,914		129,099	(6,420)
E-mini S&P Mid-Cap 400 Index	March 2019	240		39,893	(1,764)
					(114,655)

Total Return Swaps
						Value and
				Floating		Unrealized
			Notional	Interest Rate		Appreciation
	Termination		Amount	Received		(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)
SLM Corp.	2/04/2019	GSI	35,318	2.870%		(823)
VICI Properties Inc.	2/04/2019	GSI	29,610	3.270%		(1,041)
VICI Properties Inc.	2/04/2019	GSI	9,870	3.270%		(347)
						(2,211)

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	13,933,848
Interest[1]	54,283
Securities Lending—Net	126,669
Total Income	14,114,800
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24,218
Management and Administrative—Investor Shares	158,387
Management and Administrative—ETF Shares	21,276
Management and Administrative—Admiral Shares	60,985
Management and Administrative—Institutional Shares	27,571
Management and Administrative—Institutional Plus Shares	20,989
Management and Administrative—Institutional Select Shares	1,082
Marketing and Distribution—Investor Shares	17,741
Marketing and Distribution—ETF Shares	3,627
Marketing and Distribution—Admiral Shares	10,293
Marketing and Distribution—Institutional Shares	2,877
Marketing and Distribution—Institutional Plus Shares	1,500
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	2,430
Auditing Fees	421
Shareholders’ Reports—Investor Shares	1,252
Shareholders’ Reports—ETF Shares	1,097
Shareholders’ Reports—Admiral Shares	511
Shareholders’ Reports—Institutional Shares	902
Shareholders’ Reports—Institutional Plus Shares	31
Shareholders’ Reports—Institutional Select Shares	1
Trustees’ Fees and Expenses	437
Total Expenses	357,629
Net Investment Income	13,757,171
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,732,944
Futures Contracts	(205,348)
Swap Contracts	(16,547)
Realized Net Gain (Loss)	6,511,049

13

Total Stock Market Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2018
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(56,813,515)
Futures Contracts	(113,904)
Swap Contracts	(1,888)
Change in Unrealized Appreciation (Depreciation)	(56,929,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,661,087)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $51,265,000, ($296,000), and $364,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $6,485,550,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,757,171	10,874,077
Realized Net Gain (Loss)	6,511,049	4,548,286
Change in Unrealized Appreciation (Depreciation)	(56,929,307)	97,128,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,661,087)	112,551,042
Distributions
Net Investment Income
Investor Shares	(2,268,803)	(2,050,561)
ETF Shares	(1,838,334)	(1,517,300)
Admiral Shares	(3,685,244)	(3,194,026)
Institutional Shares	(2,243,070)	(1,832,069)
Institutional Plus Shares	(2,615,192)	(2,069,350)
Institutional Select Shares	(351,965)	(220,025)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(13,002,608)	(10,883,331)
Capital Share Transactions
Investor Shares	2,806,888	2,531,635
ETF Shares	10,133,992	7,977,735
Admiral Shares	8,992,303	8,806,511
Institutional Shares	9,953,282	17,246,738
Institutional Plus Shares	19,272,078	22,241,001
Institutional Select Shares	8,123,645	3,653,908
Net Increase (Decrease) from Capital Share Transactions	59,282,188	62,457,528
Total Increase (Decrease)	9,618,493	164,125,239
Net Assets
Beginning of Period	662,577,171	498,451,932
End of Period	672,195,664	662,577,171

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$66.70	$56.06	$50.78	$51.58	$46.67
Investment Operations
Net Investment Income	1.275 [1]	1.086 [1]	1.022	.954	.854
Net Realized and Unrealized Gain (Loss) on Investments	(4.703)	10.630	5.282	(.807)	4.907
Total from Investment Operations	(3.428)	11.716	6.304	.147	5.761
Distributions
Dividends from Net Investment Income	(1.192)	(1.076)	(1.024)	(.947)	(.851)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.192)	(1.076)	(1.024)	(.947)	(.851)
Net Asset Value, End of Period	$62.08	$66.70	$56.06	$50.78	$51.58

Total Return[2]	-5.26%	21.05%	12.53%	0.29%	12.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121,266	$126,766	$103,932	$96,323	$117,966
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.77%	1.98%	1.85%	1.77%
Portfolio Turnover Rate[3]	3%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$137.06	$115.21	$104.34	$106.00	$95.91
Investment Operations
Net Investment Income	2.781 [1]	2.361 [1]	2.214	2.082	1.874
Net Realized and Unrealized Gain (Loss) on Investments	(9.676)	21.832	10.871	(1.675)	10.085
Total from Investment Operations	(6.895)	24.193	13.085	.407	11.959
Distributions
Dividends from Net Investment Income	(2.605)	(2.343)	(2.215)	(2.067)	(1.869)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.605)	(2.343)	(2.215)	(2.067)	(1.869)
Net Asset Value, End of Period	$127.56	$137.06	$115.21	$104.34	$106.00

Total Return	-5.13%	21.16%	12.68%	0.40%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,809	$91,862	$69,889	$57,434	$50,886
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.87%	2.09%	1.96%	1.89%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$66.72	$56.08	$50.79	$51.60	$46.69
Investment Operations
Net Investment Income	1.344 [1]	1.148 [1]	1.077	1.013	.912
Net Realized and Unrealized Gain (Loss) on Investments	(4.711)	10.633	5.291	(.818)	4.908
Total from Investment Operations	(3.367)	11.781	6.368	.195	5.820
Distributions
Dividends from Net Investment Income	(1.263)	(1.141)	(1.078)	(1.005)	(.910)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.263)	(1.141)	(1.078)	(1.005)	(.910)
Net Asset Value, End of Period	$62.09	$66.72	$56.08	$50.79	$51.60

Total Return[2]	-5.17%	21.17%	12.66%	0.39%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$185,102	$190,099	$151,612	$126,363	$117,476
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.87%	2.09%	1.96%	1.89%
Portfolio Turnover Rate[3]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$66.73	$56.09	$50.80	$51.60	$46.69
Investment Operations
Net Investment Income	1.354 [1]	1.153 [1]	1.082	1.017	.915
Net Realized and Unrealized Gain (Loss) on Investments	(4.715)	10.630	5.291	(.808)	4.908
Total from Investment Operations	(3.361)	11.783	6.373	.209	5.823
Distributions
Dividends from Net Investment Income	(1.269)	(1.143)	(1.083)	(1.009)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.269)	(1.143)	(1.083)	(1.009)	(.913)
Net Asset Value, End of Period	$62.10	$66.73	$56.09	$50.80	$51.60

Total Return	-5.16%	21.17%	12.67%	0.42%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,115	$113,557	$79,443	$57,438	$96,674
Ratio of Total Expenses to Average Net Assets	0.03%	0.035%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.87%	2.10%	1.97%	1.90%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

				April 28,
				2015[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$125.14	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	2.555 [2]	2.182 [2]	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	(8.842)	19.938	9.924	(4.631)
Total from Investment Operations	(6.287)	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(2.393)	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.393)	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$116.46	$125.14	$105.18	$95.26

Total Return	-5.15%	21.19%	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$135,641	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.98%	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate[4]	3%	3%	4%	3%[5]

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares

			June 27,
	Year Ended		2016[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	2.704 [2]	2.311 [2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	(9.290)	20.908	12.718
Total from Investment Operations	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(2.524)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.524)	(2.279)	(1.229)
Net Asset Value, End of Period	$122.20	$131.31	$110.37

Total Return	-5.14%	21.20%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	3%	3%	4%[5]

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different type of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral Share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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Total Stock Market Index Fund

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

23

Total Stock Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Total Stock Market Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $38,011,000, representing 0.01% of the fund’s net assets and 15.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	668,268,616	154	5,973
Temporary Cash Investments	5,691,905	263,813	—
Futures Contracts—Assets[1]	30,362	—	—
Futures Contracts—Liabilities[1]	(320)	—	—
Swap Contracts—Liabilities	—	(2,211)	—
Total	673,990,563	261,756	5,973

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period

25

Total Stock Market Index Fund

end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	6,485,473
Total Distributable Earnings (Loss)	(6,485,473)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts, and swap agreements; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	807,370
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-Expiring)	(1,732,284)
Net Unrealized Gains (Losses)	195,107,884

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	479,122,577
Gross Unrealized Appreciation	223,890,207
Gross Unrealized Depreciation	(28,782,323)
Net Unrealized Appreciation (Depreciation)	195,107,884

E. During the year ended December 31, 2018, the fund purchased $93,038,834,000 of investment securities and sold $35,268,959,000 of investment securities, other than temporary cash investments. Purchases and sales include $21,745,488,000 and $10,979,688,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Total Stock Market Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	16,009,467	241,652	12,556,777	208,299
Issued in Lieu of Cash Distributions	2,255,725	33,764	2,038,790	32,768
Redeemed	(15,458,304)	(222,427)	(12,063,932)	(194,415)
Net Increase (Decrease)—Investor Shares	2,806,888	52,989	2,531,635	46,652
ETF Shares
Issued	18,928,131	135,252	16,459,854	130,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,794,139)	(62,200)	(8,482,119)	(66,700)
Net Increase (Decrease)—ETF Shares	10,133,992	73,052	7,977,735	63,570
Admiral Shares
Issued	29,607,545	433,536	27,046,065	443,009
Issued in Lieu of Cash Distributions	3,114,582	46,549	2,736,033	43,962
Redeemed	(23,729,824)	(348,197)	(20,975,587)	(341,277)
Net Increase (Decrease)—Admiral Shares	8,992,303	131,888	8,806,511	145,694
Institutional Shares
Issued	27,433,744	407,227	26,728,536	439,870
Issued in Lieu of Cash Distributions	2,093,941	31,328	1,703,342	27,314
Redeemed	(19,574,403)	(286,645)	(11,185,140)	(181,865)
Net Increase (Decrease)—Institutional Shares	9,953,282	151,910	17,246,738	285,319
Institutional Plus Shares
Issued	31,228,823	248,199	27,613,297	245,814
Issued in Lieu of Cash Distributions	2,582,398	20,611	2,052,478	17,549
Redeemed	(14,539,143)	(112,031)	(7,424,774)	(63,880)
Net Increase (Decrease)—Institutional Plus Shares	19,272,078	156,779	22,241,001	199,483
Institutional Select Shares
Issued	9,064,355	64,847	4,173,338	34,645
Issued in Lieu of Cash Distributions	351,965	2,683	220,024	1,788
Redeemed	(1,292,675)	(9,583)	(739,454)	(6,005)
Net Increase (Decrease)—Institutional Select Shares	8,123,645	57,947	3,653,908	30,428

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

28

Special 2018 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $12,223,751,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 90.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q850 022019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2018: $877,000
Fiscal Year Ended December 31, 2017: $917,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2018: $9,734,277
Fiscal Year Ended December 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2018: $5,581,336
Fiscal Year Ended December 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.2%)[1]
Basic Materials (3.8%)
	RPM International Inc.	3,417,008	200,852
	Royal Gold Inc.	1,686,081	144,413
	Chemours Co.	4,405,158	124,314
	Ashland Global Holdings Inc.	1,608,713	114,154
	WR Grace & Co.	1,724,805	111,957
	Huntsman Corp.	5,235,002	100,983
	NewMarket Corp.	220,184	90,736
*	Ingevity Corp.	1,080,581	90,434
	Olin Corp.	4,295,923	86,391
	Steel Dynamics Inc.	2,805,803	84,286
	United States Steel Corp.	4,563,435	83,237
	Versum Materials Inc.	2,806,454	77,795
	Peabody Energy Corp.	2,313,564	70,517
	Balchem Corp.	830,529	65,072
*	Alcoa Corp.	2,397,834	63,734
	Scotts Miracle-Gro Co.	998,221	61,351
	Sensient Technologies Corp.	1,087,737	60,750
	Cabot Corp.	1,390,980	59,729
*,^	Cleveland-Cliffs Inc.	7,682,859	59,081
	PolyOne Corp.	2,055,414	58,785
	Quaker Chemical Corp.	325,933	57,922
*	Platform Specialty Products Corp.	5,567,431	57,512
	Domtar Corp.	1,620,771	56,938
	HB Fuller Co.	1,305,322	55,698
*	Univar Inc.	2,917,328	51,753
	Minerals Technologies Inc.	906,475	46,538
	Commercial Metals Co.	2,873,897	46,040
	Carpenter Technology Corp.	1,219,834	43,438
*	GCP Applied Technologies Inc.	1,669,657	40,990
	Innospec Inc.	627,023	38,725
	Stepan Co.	520,621	38,526
	Worthington Industries Inc.	1,066,218	37,147
	Compass Minerals International Inc.	872,452	36,373
	Arch Coal Inc. Class A	436,515	36,226
	Kaiser Aluminum Corp.	402,986	35,983
*	Ferro Corp.	2,142,461	33,594
*,^	Contura Energy Inc.	478,955	31,487
	Warrior Met Coal Inc.	1,224,928	29,533
	Hecla Mining Co.	12,385,209	29,229
	Materion Corp.	520,730	23,428
*	Coeur Mining Inc.	5,235,559	23,403
*	CONSOL Energy Inc.	640,935	20,324
^	US Silica Holdings Inc.	1,986,198	20,219
	Schweitzer-Mauduit International Inc.	793,316	19,873
*,^	AK Steel Holding Corp.	8,157,964	18,355
	Tronox Ltd. Class A	2,301,617	17,907
*	Kraton Corp.	818,708	17,881
*	PQ Group Holdings Inc.	1,047,493	15,513
	Schnitzer Steel Industries Inc.	649,564	13,998
	Rayonier Advanced Materials Inc.	1,307,499	13,925
	Innophos Holdings Inc.	502,547	12,327
	Tredegar Corp.	776,319	12,312
	Resolute Forest Products Inc.	1,502,034	11,911
	PH Glatfelter Co.	1,123,887	10,969
	American Vanguard Corp.	716,290	10,880
	FutureFuel Corp.	670,534	10,635
*	Clearwater Paper Corp.	419,490	10,223
*	Century Aluminum Co.	1,245,736	9,106
	Haynes International Inc.	320,928	8,473
*	Koppers Holdings Inc.	496,899	8,467
*	TimkenSteel Corp.	915,274	7,999

1

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	SunCoke Energy Inc.	831,535	7,110
	Kronos Worldwide Inc.	592,975	6,831
			2,944,292
Consumer Goods (6.6%)
*	US Foods Holding Corp.	5,594,238	177,002
*	Herbalife Nutrition Ltd.	2,612,608	154,013
*	Middleby Corp.	1,437,754	147,700
	Pool Corp.	984,607	146,362
*	Post Holdings Inc.	1,628,439	145,143
	Gentex Corp.	6,748,477	136,387
	Leggett & Platt Inc.	3,357,683	120,339
	Toll Brothers Inc.	3,414,608	112,443
	Brunswick Corp.	2,234,306	103,784
	Carter’s Inc.	1,180,298	96,336
*	Deckers Outdoor Corp.	749,549	95,905
	Valvoline Inc.	4,844,162	93,735
*	Helen of Troy Ltd.	679,619	89,152
*,^	Mattel Inc.	8,885,170	88,763
	Lancaster Colony Corp.	495,379	87,613
	Flowers Foods Inc.	4,615,204	85,243
	Nu Skin Enterprises Inc. Class A	1,358,552	83,320
	Ingredion Inc.	910,286	83,200
*	Darling Ingredients Inc.	4,239,276	81,564
*	Skechers U.S.A. Inc. Class A	3,447,680	78,917
*	Zynga Inc. Class A	19,982,271	78,530
	Wolverine World Wide Inc.	2,318,089	73,924
*	TreeHouse Foods Inc.	1,441,986	73,123
	Energizer Holdings Inc.	1,530,952	69,122
*,^	Wayfair Inc.	756,275	68,125
	Thor Industries Inc.	1,292,278	67,198
	WD-40 Co.	338,489	62,032
*	Dorman Products Inc.	680,990	61,303
	Steven Madden Ltd.	2,025,509	61,292
	Goodyear Tire & Rubber Co.	3,001,378	61,258
	Columbia Sportswear Co.	709,889	59,695
*,^	iRobot Corp.	678,369	56,807
	J&J Snack Foods Corp.	386,547	55,891
*	Fox Factory Holding Corp.	929,153	54,699
	Sanderson Farms Inc.	529,251	52,549
*	Edgewell Personal Care Co.	1,391,320	51,966
	Dana Inc.	3,724,744	50,768
*	Boston Beer Co. Inc. Class A	210,611	50,724
*,^	Tempur Sealy International Inc.	1,188,854	49,219
^	B&G Foods Inc.	1,698,008	49,089
*	Taylor Morrison Home Corp. Class A	3,054,883	48,573
	Herman Miller Inc.	1,528,087	46,225
*	Visteon Corp.	744,838	44,899
	KB Home	2,274,080	43,435
	Spectrum Brands Holdings Inc.	1,027,645	43,418
*	Crocs Inc.	1,635,025	42,478
	Cooper Tire & Rubber Co.	1,290,985	41,738
	LCI Industries	617,713	41,263
*	Welbilt Inc.	3,613,050	40,141
*	USANA Health Sciences Inc.	339,753	39,999
*	TRI Pointe Group Inc.	3,652,460	39,921
	HNI Corp.	1,125,690	39,883
*	Meritor Inc.	2,187,123	36,984
	Tenneco Inc. Class A	1,324,681	36,283
*	Hain Celestial Group Inc.	2,280,278	36,165
*	Meritage Homes Corp.	977,276	35,886
*	Gentherm Inc.	895,196	35,790
	Universal Corp.	641,281	34,725
*	Central Garden & Pet Co. Class A	1,077,175	33,662
	Tupperware Brands Corp.	1,063,943	33,589

2

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	La-Z-Boy Inc.	1,205,695	33,410
	MDC Holdings Inc.	1,165,531	32,763
	Delphi Technologies plc	2,282,667	32,688
*	American Axle & Manufacturing Holdings Inc.	2,867,247	31,826
	Steelcase Inc. Class A	2,112,001	31,321
	Cal-Maine Foods Inc.	735,143	31,097
*	G-III Apparel Group Ltd.	1,078,305	30,074
	Oxford Industries Inc.	414,668	29,458
	Inter Parfums Inc.	443,349	29,070
*	Cooper-Standard Holdings Inc.	456,124	28,334
*,^	Fitbit Inc. Class A	5,600,876	27,836
*	Hostess Brands Inc. Class A	2,451,376	26,818
	Seaboard Corp.	7,570	26,783
	Vector Group Ltd.	2,711,106	26,379
*	Sleep Number Corp.	814,385	25,840
*	Garrett Motion Inc.	1,897,751	23,418
	Fresh Del Monte Produce Inc.	810,055	22,900
	Sturm Ruger & Co. Inc.	427,312	22,742
	Interface Inc. Class A	1,531,369	21,822
^	National Beverage Corp.	298,671	21,436
	Coca-Cola Bottling Co. Consolidated	119,358	21,172
	Knoll Inc.	1,202,222	19,813
*	Pilgrim’s Pride Corp.	1,276,066	19,792
	Andersons Inc.	652,526	19,504
	Callaway Golf Co.	1,219,704	18,661
	Medifast Inc.	145,649	18,209
	Acushnet Holdings Corp.	862,674	18,177
*	Fossil Group Inc.	1,144,290	18,000
	ACCO Brands Corp.	2,639,261	17,894
*	American Outdoor Brands Corp.	1,334,475	17,161
*	Vista Outdoor Inc.	1,478,347	16,779
	Phibro Animal Health Corp. Class A	517,863	16,654
	National Presto Industries Inc.	134,115	15,681
^	Tootsie Roll Industries Inc.	443,867	14,825
*	Cavco Industries Inc.	111,098	14,485
*	Modine Manufacturing Co.	1,231,590	13,313
	Movado Group Inc.	404,705	12,797
*,^	GoPro Inc. Class A	2,958,347	12,543
*	American Woodmark Corp.	203,034	11,305
	Ethan Allen Interiors Inc.	611,972	10,765
*	Central Garden & Pet Co.	261,784	9,018
	Dean Foods Co.	2,355,728	8,975
*,^	YETI Holdings Inc.	429,472	6,373
*,^	elf Beauty Inc.	630,395	5,459
*,^	Revlon Inc. Class A	200,844	5,059
*,^	Sonos Inc.	512,038	5,028
	Titan International Inc.	670,595	3,125
*,^	Arlo Technologies Inc.	289,876	2,893
	Superior Industries International Inc.	281,864	1,356
			5,140,123
Consumer Services (12.4%)
*	Burlington Stores Inc.	1,735,309	282,283
	Service Corp. International	4,424,881	178,146
*	Bright Horizons Family Solutions Inc.	1,494,401	166,551
	KAR Auction Services Inc.	3,464,303	165,317
	Foot Locker Inc.	2,957,774	157,354
	Sabre Corp.	7,088,395	153,393
*	Liberty Media Corp-Liberty Formula One	4,950,430	151,978
*	Five Below Inc.	1,434,583	146,787
*	Etsy Inc.	2,945,906	140,137
	Dun & Bradstreet Corp.	955,578	136,399
	Dunkin’ Brands Group Inc.	2,125,969	136,317
	H&R Block Inc.	5,290,554	134,221
*	ServiceMaster Global Holdings Inc.	3,492,449	128,313

3

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	JetBlue Airways Corp.	7,848,087	126,040
*	Madison Square Garden Co. Class A	470,034	125,828
*	Planet Fitness Inc. Class A	2,269,707	121,702
	Casey’s General Stores Inc.	942,021	120,711
*	Grand Canyon Education Inc.	1,238,808	119,099
	Vail Resorts Inc.	520,576	109,748
	Texas Roadhouse Inc. Class A	1,749,629	104,453
^	Williams-Sonoma Inc.	2,066,483	104,254
*	Trade Desk Inc. Class A	886,604	102,899
	Six Flags Entertainment Corp.	1,847,155	102,757
	Cable One Inc.	124,811	102,358
*	Spirit Airlines Inc.	1,757,507	101,795
*,^	Caesars Entertainment Corp.	14,656,141	99,515
	Cracker Barrel Old Country Store Inc.	618,579	98,886
	Cinemark Holdings Inc.	2,706,256	96,884
	Dolby Laboratories Inc. Class A	1,560,605	96,508
	Tribune Media Co. Class A	2,030,589	92,148
*	Ollie’s Bargain Outlet Holdings Inc.	1,371,582	91,224
*	GrubHub Inc.	1,167,457	89,672
	Nexstar Media Group Inc. Class A	1,115,557	87,727
*	Live Nation Entertainment Inc.	1,752,961	86,333
	Wyndham Destinations Inc.	2,383,376	85,420
	New York Times Co. Class A	3,794,108	84,571
	American Eagle Outfitters Inc.	4,339,707	83,887
*	Performance Food Group Co.	2,571,521	82,983
	Marriott Vacations Worldwide Corp.	1,090,737	76,908
	Wendy’s Co.	4,875,403	76,105
*	Chegg Inc.	2,663,298	75,691
	Extended Stay America Inc.	4,847,488	75,136
	World Wrestling Entertainment Inc. Class A	1,003,145	74,955
	Aaron’s Inc.	1,766,642	74,287
*	TripAdvisor Inc.	1,362,722	73,505
*	Sprouts Farmers Market Inc.	3,122,012	73,399
*	Adtalem Global Education Inc.	1,513,264	71,608
*	Yelp Inc. Class A	2,031,719	71,090
*	Stamps.com Inc.	443,034	68,954
	Churchill Downs Inc.	279,650	68,218
	Graham Holdings Co. Class B	106,162	68,005
	AMERCO	202,080	66,305
*	Hilton Grand Vacations Inc.	2,496,634	65,886
*	Urban Outfitters Inc.	1,936,783	64,301
*,^	LiveRamp Holdings Inc.	1,658,217	64,057
*	AMC Networks Inc. Class A	1,161,645	63,751
	Choice Hotels International Inc.	865,010	61,917
*,^	RH	515,621	61,782
*	Murphy USA Inc.	789,249	60,488
	TEGNA Inc.	5,542,277	60,245
	Strategic Education Inc.	530,830	60,207
	Dick’s Sporting Goods Inc.	1,874,293	58,478
	Wyndham Hotels & Resorts Inc.	1,275,113	57,852
	SkyWest Inc.	1,269,819	56,469
*	Belmond Ltd. Class A	2,253,075	56,394
	John Wiley & Sons Inc. Class A	1,183,305	55,580
	Monro Inc.	805,284	55,363
*	Liberty Expedia Holdings Inc. Class A	1,401,839	54,826
	Hillenbrand Inc.	1,444,166	54,777
*	Penn National Gaming Inc.	2,907,552	54,749
	Morningstar Inc.	494,667	54,334
*	Eldorado Resorts Inc.	1,492,683	54,050
*	AutoNation Inc.	1,505,106	53,732
*	Pandora Media Inc.	6,607,119	53,452
	Meredith Corp.	1,026,365	53,309
*	Sally Beauty Holdings Inc.	3,090,662	52,696
*,^	Roku Inc.	1,691,133	51,816

4

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Cargurus Inc.	1,496,126	50,464
	Jack in the Box Inc.	630,162	48,920
	Wingstop Inc.	751,479	48,237
*	National Vision Holdings Inc.	1,689,498	47,593
*	Weight Watchers International Inc.	1,205,435	46,470
*	frontdoor Inc.	1,741,655	46,345
	Sinclair Broadcast Group Inc. Class A	1,757,122	46,283
	Cheesecake Factory Inc.	1,051,519	45,752
	Dave & Buster’s Entertainment Inc.	1,000,886	44,600
	Lithia Motors Inc. Class A	579,304	44,218
	DSW Inc. Class A	1,775,491	43,855
	Brinker International Inc.	995,011	43,761
*	Sotheby’s	1,073,160	42,647
	Signet Jewelers Ltd.	1,338,634	42,528
*	BJ’s Wholesale Club Holdings Inc.	1,918,412	42,512
	Boyd Gaming Corp.	2,024,523	42,070
	Lions Gate Entertainment Corp. Class B	2,735,250	40,701
	PriceSmart Inc.	666,318	39,379
	Bed Bath & Beyond Inc.	3,379,388	38,255
	Bloomin’ Brands Inc.	2,132,425	38,149
*	Cars.com Inc.	1,765,811	37,965
*	Groupon Inc. Class A	11,765,324	37,649
	Red Rock Resorts Inc. Class A	1,796,469	36,486
	Office Depot Inc.	14,114,773	36,416
	Children’s Place Inc.	401,641	36,184
*	Avis Budget Group Inc.	1,596,435	35,888
*	Floor & Decor Holdings Inc. Class A	1,380,616	35,758
	Penske Automotive Group Inc.	875,368	35,295
*	MSG Networks Inc.	1,497,749	35,287
*	Shutterfly Inc.	866,203	34,873
*	Laureate Education Inc. Class A	2,277,725	34,713
	Abercrombie & Fitch Co.	1,721,802	34,522
*	Asbury Automotive Group Inc.	505,626	33,705
*	Michaels Cos. Inc.	2,431,972	32,929
	Matthews International Corp. Class A	783,161	31,812
	Hawaiian Holdings Inc.	1,204,195	31,803
	GameStop Corp. Class A	2,497,941	31,524
	Guess? Inc.	1,461,420	30,354
*	SeaWorld Entertainment Inc.	1,359,630	30,034
	Big Lots Inc.	1,026,709	29,692
*	Liberty TripAdvisor Holdings Inc. Class A	1,860,110	29,557
*,^	ANGI Homeservices Inc. Class A	1,831,469	29,432
	Dine Brands Global Inc.	434,347	29,249
*	Shake Shack Inc. Class A	640,377	29,086
	Allegiant Travel Co. Class A	290,195	29,083
	Caleres Inc.	1,001,585	27,874
	BJ’s Restaurants Inc.	548,197	27,722
	Core-Mark Holding Co. Inc.	1,171,972	27,248
	International Speedway Corp. Class A	598,000	26,228
*	Scientific Games Corp.	1,421,271	25,412
	Gannett Co. Inc.	2,915,467	24,869
	Group 1 Automotive Inc.	470,317	24,795
	Scholastic Corp.	602,747	24,267
*	Houghton Mifflin Harcourt Co.	2,704,114	23,958
*	K12 Inc.	927,812	23,000
*	At Home Group Inc.	1,220,645	22,777
	Papa John’s International Inc.	566,035	22,534
*	Quotient Technology Inc.	2,084,507	22,263
	EW Scripps Co. Class A	1,414,085	22,244
^	Lions Gate Entertainment Corp. Class A	1,369,132	22,043
*	Genesco Inc.	492,786	21,830
*	Rent-A-Center Inc.	1,237,137	20,029
*,^	Rite Aid Corp.	27,301,431	19,338
*	Diplomat Pharmacy Inc.	1,430,796	19,259

5

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Hertz Global Holdings Inc.	1,403,771	19,162
*	Liberty Media Corp-Liberty Formula One Class A	625,913	18,602
	Entercom Communications Corp. Class A	3,208,113	18,318
*	TrueCar Inc.	2,002,669	18,144
^	Dillard’s Inc. Class A	300,337	18,113
	Weis Markets Inc.	378,305	18,075
*,^	Stitch Fix Inc. Class A	1,018,793	17,411
	Chico’s FAS Inc.	3,087,419	17,351
	New Media Investment Group Inc.	1,468,031	16,985
	Tailored Brands Inc.	1,215,086	16,574
	AMC Entertainment Holdings Inc. Class A	1,338,181	16,433
*	Herc Holdings Inc.	622,312	16,174
*	Party City Holdco Inc.	1,507,654	15,046
^	Buckle Inc.	758,082	14,661
*,^	Carvana Co. Class A	447,086	14,624
*	United Natural Foods Inc.	1,319,153	13,970
*	Regis Corp.	797,672	13,521
*	Ascena Retail Group Inc.	4,298,468	10,789
	National CineMedia Inc.	1,610,208	10,434
*	Zumiez Inc.	492,771	9,446
*	Express Inc.	1,777,772	9,084
*	El Pollo Loco Holdings Inc.	554,598	8,413
*	Fiesta Restaurant Group Inc.	529,695	8,216
	Emerald Expositions Events Inc.	658,264	8,123
*	Bojangles’ Inc.	479,231	7,706
	Sonic Automotive Inc. Class A	548,653	7,549
*,^	JC Penney Co. Inc.	7,249,324	7,539
*,^	Upwork Inc.	413,787	7,494
*,^	Lumber Liquidators Holdings Inc.	736,943	7,016
*	BrightView Holdings Inc.	678,089	6,923
*	Biglari Holdings Inc. Class B	50,497	5,735
*	American Public Education Inc.	200,083	5,694
	Clear Channel Outdoor Holdings Inc. Class A	973,442	5,052
	Barnes & Noble Inc.	667,594	4,733
	Speedway Motorsports Inc.	257,579	4,191
	Cato Corp. Class A	284,898	4,066
*,^	Lands’ End Inc.	248,072	3,525
*	Smart & Final Stores Inc.	715,669	3,392
*	Biglari Holdings Inc.	3,035	1,784
*	Hibbett Sports Inc.	334	5
	Tile Shop Holdings Inc.	719	4
*	Blue Apron Holdings Inc. Class A	1,158	1
			9,639,078
Financials (26.1%)
	WP Carey Inc.	4,147,085	270,971
	Sun Communities Inc.	2,112,094	214,821
	Equity LifeStyle Properties Inc.	2,079,514	201,983
	National Retail Properties Inc.	4,097,141	198,752
	MarketAxess Holdings Inc.	919,471	194,293
	Omega Healthcare Investors Inc.	5,166,731	181,611
	Apartment Investment & Management Co.	4,008,945	175,912
	Gaming and Leisure Properties Inc.	5,236,743	169,199
	Brown & Brown Inc.	6,110,079	168,394
	Kilroy Realty Corp.	2,593,976	163,109
	East West Bancorp Inc.	3,732,254	162,465
	Liberty Property Trust	3,805,606	159,379
	American Financial Group Inc.	1,723,343	156,014
	Old Republic International Corp.	7,401,971	152,259
	Lamar Advertising Co. Class A	2,190,663	151,550
	Medical Properties Trust Inc.	9,395,969	151,087
	American Campus Communities Inc.	3,527,690	146,011
	Commerce Bancshares Inc.	2,583,771	145,647
	VICI Properties Inc.	7,738,368	145,327
	CyrusOne Inc.	2,724,862	144,091

6

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Douglas Emmett Inc.	4,156,676	141,867
	STORE Capital Corp.	4,931,571	139,613
	RenaissanceRe Holdings Ltd.	1,036,597	138,593
	CubeSmart	4,796,316	137,606
	Healthcare Trust of America Inc. Class A	5,329,405	134,887
	Park Hotels & Resorts Inc.	5,180,194	134,581
	Signature Bank	1,305,666	134,236
	New Residential Investment Corp.	9,407,764	133,684
	Starwood Property Trust Inc.	6,734,710	132,741
	Cullen/Frost Bankers Inc.	1,481,580	130,290
	LPL Financial Holdings Inc.	2,120,796	129,538
	American Homes 4 Rent Class A	6,476,055	128,550
	Hanover Insurance Group Inc.	1,089,727	127,247
*	Credit Acceptance Corp.	323,084	123,341
	EPR Properties	1,913,781	122,539
	First American Financial Corp.	2,734,283	122,058
	Popular Inc.	2,583,211	121,979
	Assurant Inc.	1,358,012	121,461
	Hudson Pacific Properties Inc.	4,034,542	117,244
	Webster Financial Corp.	2,374,355	117,032
	Brixmor Property Group Inc.	7,719,338	113,397
	New York Community Bancorp Inc.	11,992,544	112,850
	Life Storage Inc.	1,199,489	111,540
	First Horizon National Corp.	8,341,308	109,772
	Primerica Inc.	1,105,448	108,013
	Prosperity Bancshares Inc.	1,707,978	106,407
	Axis Capital Holdings Ltd.	2,044,052	105,555
	PacWest Bancorp	3,138,682	104,455
*	GCI Liberty Inc. Class A	2,531,408	104,193
	Highwoods Properties Inc.	2,664,373	103,085
*	Howard Hughes Corp.	1,052,075	102,704
	Eaton Vance Corp.	2,850,657	100,286
	Assured Guaranty Ltd.	2,584,022	98,916
	JBG SMITH Properties	2,801,319	97,514
*	MGIC Investment Corp.	9,309,334	97,376
*	Green Dot Corp. Class A	1,220,996	97,094
*	Western Alliance Bancorp	2,453,125	96,874
	Wintrust Financial Corp.	1,451,691	96,523
	Hospitality Properties Trust	4,021,692	96,038
	Pebblebrook Hotel Trust	3,384,302	95,810
^	First Financial Bankshares Inc.	1,655,738	95,520
	Sterling Bancorp	5,778,971	95,411
	Blackstone Mortgage Trust Inc. Class A	2,958,970	94,273
	First Industrial Realty Trust Inc.	3,251,493	93,838
*	Brighthouse Financial Inc.	3,053,697	93,077
	Selective Insurance Group Inc.	1,515,863	92,377
	Rayonier Inc.	3,332,969	92,290
	IBERIABANK Corp.	1,429,851	91,911
	Healthcare Realty Trust Inc.	3,224,646	91,709
	Synovus Financial Corp.	2,850,757	91,196
	Umpqua Holdings Corp.	5,669,059	90,138
	Janus Henderson Group plc	4,346,753	90,065
	Radian Group Inc.	5,492,060	89,850
	Equity Commonwealth	2,970,428	89,143
*,^	Zillow Group Inc.	2,804,279	88,559
	Kemper Corp.	1,333,556	88,521
	Pinnacle Financial Partners Inc.	1,904,941	87,818
	Erie Indemnity Co. Class A	652,102	86,932
	Glacier Bancorp Inc.	2,175,340	86,187
	Cousins Properties Inc.	10,823,054	85,502
	Associated Banc-Corp	4,267,230	84,448
	United Bankshares Inc.	2,655,494	82,612
	CoreSite Realty Corp.	944,979	82,431
	FNB Corp.	8,348,215	82,146

7

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Essent Group Ltd.	2,400,398	82,046
	Two Harbors Investment Corp.	6,387,030	82,009
	MB Financial Inc.	2,061,265	81,688
	Chimera Investment Corp.	4,573,804	81,505
	EastGroup Properties Inc.	881,196	80,832
	Apple Hospitality REIT Inc.	5,596,045	79,800
	BankUnited Inc.	2,653,455	79,444
	Ryman Hospitality Properties Inc.	1,189,688	79,340
	Weingarten Realty Investors	3,138,558	77,868
	Spirit Realty Capital Inc.	2,208,554	77,852
	National Health Investors Inc.	1,028,888	77,722
	FirstCash Inc.	1,072,186	77,573
	MFA Financial Inc.	11,575,360	77,323
	Community Bank System Inc.	1,317,618	76,817
	Sunstone Hotel Investors Inc.	5,878,825	76,483
	Hancock Whitney Corp.	2,193,122	75,992
	Sabra Health Care REIT Inc.	4,594,983	75,725
	TCF Financial Corp.	3,865,228	75,333
	Physicians Realty Trust	4,698,022	75,309
	RLI Corp.	1,087,968	75,059
	RLJ Lodging Trust	4,514,232	74,033
	Stifel Financial Corp.	1,762,054	72,984
	Bank of Hawaii Corp.	1,074,408	72,329
	Valley National Bancorp	8,111,097	72,027
	Bank OZK	3,150,219	71,919
	Senior Housing Properties Trust	6,120,226	71,729
	UMB Financial Corp.	1,156,586	70,517
	Rexford Industrial Realty Inc.	2,390,311	70,442
	Fulton Financial Corp.	4,532,777	70,167
	STAG Industrial Inc.	2,803,067	69,740
	CVB Financial Corp.	3,431,634	69,422
	Paramount Group Inc.	5,500,936	69,092
	Columbia Banking System Inc.	1,885,193	68,414
	Uniti Group Inc.	4,377,391	68,156
	Taubman Centers Inc.	1,493,969	67,961
	Chemical Financial Corp.	1,840,847	67,393
	White Mountains Insurance Group Ltd.	77,792	66,721
	Cathay General Bancorp	1,984,421	66,538
*	Texas Capital Bancshares Inc.	1,293,768	66,099
	BancorpSouth Bank	2,515,562	65,757
	Home BancShares Inc.	4,005,435	65,449
	Outfront Media Inc.	3,590,312	65,056
	Aspen Insurance Holdings Ltd.	1,538,583	64,605
	PS Business Parks Inc.	492,675	64,540
	Evercore Inc. Class A	886,585	63,444
	Empire State Realty Trust Inc.	4,453,813	63,378
	Americold Realty Trust	2,476,138	63,241
	CNO Financial Group Inc.	4,241,466	63,113
	Investors Bancorp Inc.	6,014,254	62,548
	First Hawaiian Inc.	2,773,895	62,440
	American Equity Investment Life Holding Co.	2,211,997	61,803
	Federated Investors Inc. Class B	2,324,527	61,716
	Lazard Ltd. Class A	1,670,439	61,656
	Old National Bancorp	3,921,498	60,391
	Retail Properties of America Inc.	5,546,309	60,177
*	Genworth Financial Inc. Class A	12,897,528	60,102
*	SLM Corp.	7,145,139	59,376
	Brandywine Realty Trust	4,600,412	59,207
	Corporate Office Properties Trust	2,802,226	58,931
	Columbia Property Trust Inc.	3,036,582	58,758
	GEO Group Inc.	2,978,350	58,673
	Navient Corp.	6,639,116	58,491
*	Zillow Group Inc. Class A	1,837,090	57,740
	Apollo Commercial Real Estate Finance Inc.	3,452,862	57,525

8

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Kennedy-Wilson Holdings Inc.	3,153,371	57,297
	First Financial Bancorp	2,394,184	56,790
	South State Corp.	940,885	56,406
	Piedmont Office Realty Trust Inc. Class A	3,301,168	56,252
	Legg Mason Inc.	2,202,619	56,189
	Washington Federal Inc.	2,102,099	56,147
	Colony Capital Inc.	11,993,804	56,131
	ProAssurance Corp.	1,378,568	55,915
	Argo Group International Holdings Ltd.	829,180	55,762
	BOK Financial Corp.	747,919	54,845
	CoreCivic Inc.	3,055,175	54,474
	First Midwest Bancorp Inc.	2,740,537	54,290
	Terreno Realty Corp.	1,522,757	53,555
	International Bancshares Corp.	1,534,374	52,782
	First Citizens BancShares Inc. Class A	139,038	52,424
	PotlatchDeltic Corp.	1,653,267	52,309
	CIT Group Inc.	1,360,344	52,060
	CenterState Bank Corp.	2,463,295	51,828
	Simmons First National Corp. Class A	2,138,493	51,602
	Independent Bank Corp.	721,774	50,748
	Brookfield Property REIT Inc. Class A	3,120,531	50,241
	Acadia Realty Trust	2,097,201	49,829
	Xenia Hotels & Resorts Inc.	2,896,135	49,814
	Santander Consumer USA Holdings Inc.	2,779,935	48,899
^	Tanger Factory Outlet Centers Inc.	2,417,621	48,884
	WesBanco Inc.	1,329,557	48,781
	QTS Realty Trust Inc. Class A	1,312,954	48,645
	DiamondRock Hospitality Co.	5,357,037	48,642
	First BanCorp	5,599,596	48,157
	Navigators Group Inc.	688,639	47,854
	Washington REIT	2,055,984	47,288
*	OneMain Holdings Inc.	1,921,751	46,679
	Retail Opportunity Investments Corp.	2,934,188	46,595
	Urban Edge Properties	2,798,707	46,514
	Great Western Bancorp Inc.	1,486,733	46,460
	Banner Corp.	865,912	46,309
	Union Bankshares Corp.	1,612,507	45,521
	Lexington Realty Trust	5,478,171	44,976
^	Realogy Holdings Corp.	3,043,738	44,682
	Trustmark Corp.	1,557,071	44,268
	Capitol Federal Financial Inc.	3,452,363	44,087
	First Merchants Corp.	1,274,546	43,679
*,^	LendingTree Inc.	197,543	43,375
	Renasant Corp.	1,433,467	43,262
	Mack-Cali Realty Corp.	2,207,180	43,239
*	Enstar Group Ltd.	254,318	42,616
	LTC Properties Inc.	1,019,889	42,509
	Virtu Financial Inc. Class A	1,641,562	42,287
	Invesco Mortgage Capital Inc.	2,879,450	41,694
	United Community Banks Inc.	1,936,032	41,547
*	Eagle Bancorp Inc.	841,494	40,989
	Moelis & Co. Class A	1,177,713	40,490
	Northwest Bancshares Inc.	2,385,422	40,409
	LegacyTexas Financial Group Inc.	1,247,709	40,039
	CareTrust REIT Inc.	2,160,178	39,877
	Towne Bank	1,664,634	39,868
	SITE Centers Corp.	3,569,111	39,510
	Horace Mann Educators Corp.	1,053,479	39,453
*	Pacific Premier Bancorp Inc.	1,529,388	39,030
	National General Holdings Corp.	1,588,978	38,469
*	FCB Financial Holdings Inc. Class A	1,141,696	38,338
	Chesapeake Lodging Trust	1,552,821	37,811
	Provident Financial Services Inc.	1,551,341	37,434
	Hope Bancorp Inc.	3,152,761	37,392

9

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Ladder Capital Corp. Class A	2,413,325	37,334
	ServisFirst Bancshares Inc.	1,163,987	37,096
	Mercury General Corp.	713,974	36,920
	Ameris Bancorp	1,162,994	36,832
	NBT Bancorp Inc.	1,064,396	36,817
*	Axos Financial Inc.	1,458,085	36,715
	American Assets Trust Inc.	909,944	36,552
	Westamerica Bancorporation	652,064	36,307
	BGC Partners Inc. Class A	6,964,071	36,004
	Ares Management Corp.	1,961,673	34,879
	Waddell & Reed Financial Inc. Class A	1,918,452	34,686
	Global Net Lease Inc.	1,958,958	34,517
	Cadence BanCorp Class A	2,038,531	34,207
	First Interstate BancSystem Inc. Class A	928,991	33,964
	Colony Credit Real Estate Inc.	2,148,748	33,929
	Employers Holdings Inc.	801,293	33,630
*	PennyMac Financial Services Inc.	1,560,720	33,181
	Walker & Dunlop Inc.	765,258	33,097
^	Industrial Logistics Properties Trust	1,676,820	32,983
	Houlihan Lokey Inc. Class A	895,947	32,971
	Hilltop Holdings Inc.	1,823,484	32,513
*	Alexander & Baldwin Inc.	1,760,335	32,355
	S&T Bancorp Inc.	853,089	32,281
	Redwood Trust Inc.	2,141,593	32,274
	Clearway Energy Inc.	1,838,954	31,722
	HFF Inc. Class A	954,878	31,664
	First Commonwealth Financial Corp.	2,562,625	30,956
	Newmark Group Inc. Class A	3,800,399	30,479
	Safety Insurance Group Inc.	372,021	30,435
	United Fire Group Inc.	548,280	30,402
	Kite Realty Group Trust	2,153,700	30,346
	Artisan Partners Asset Management Inc. Class A	1,322,517	29,241
	Park National Corp.	342,184	29,069
	Kearny Financial Corp.	2,229,291	28,579
*	Cannae Holdings Inc.	1,662,191	28,457
	Tompkins Financial Corp.	372,658	27,953
	PennyMac Mortgage Investment Trust	1,493,136	27,802
*	LendingClub Corp.	10,430,728	27,433
	City Holding Co.	403,386	27,265
	Brookline Bancorp Inc.	1,967,134	27,186
^	American Finance Trust Inc.	2,036,641	27,128
*	PRA Group Inc.	1,108,353	27,011
	Berkshire Hills Bancorp Inc.	992,944	26,780
^	Seritage Growth Properties Class A	828,102	26,773
	American National Insurance Co.	207,182	26,362
	Beneficial Bancorp Inc.	1,726,266	24,668
*	FGL Holdings	3,696,259	24,617
	Getty Realty Corp.	831,507	24,455
	Investment Technology Group Inc.	805,218	24,350
	Piper Jaffray Cos.	362,890	23,893
	RPT Realty	1,964,026	23,470
	Washington Prime Group Inc.	4,802,228	23,339
	Agree Realty Corp.	394,302	23,311
	TPG RE Finance Trust Inc.	1,271,242	23,238
	Independent Bank Group Inc.	507,469	23,227
	TFS Financial Corp.	1,437,580	23,188
*,^	Redfin Corp.	1,608,051	23,156
	BancFirst Corp.	462,027	23,055
	Boston Private Financial Holdings Inc.	2,174,581	22,985
*	Cushman & Wakefield plc	1,551,040	22,444
	ARMOUR Residential REIT Inc.	1,090,014	22,345
	WisdomTree Investments Inc.	3,348,952	22,271
	OFG Bancorp	1,321,045	21,744
	InfraREIT Inc.	1,020,366	21,448

10

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	National Bank Holdings Corp. Class A	669,870	20,679
	State Bank Financial Corp.	951,535	20,544
*	Ambac Financial Group Inc.	1,162,811	20,047
*	Third Point Reinsurance Ltd.	2,049,295	19,755
*	Flagstar Bancorp Inc.	743,538	19,629
*	World Acceptance Corp.	190,705	19,501
	Universal Health Realty Income Trust	316,789	19,441
	Granite Point Mortgage Trust Inc.	1,063,624	19,177
*	Marcus & Millichap Inc.	547,709	18,803
*,^	MBIA Inc.	2,105,951	18,785
	Cohen & Steers Inc.	540,090	18,536
*	Columbia Financial Inc.	1,188,198	18,168
	Nelnet Inc. Class A	339,170	17,752
*,^	Encore Capital Group Inc.	753,717	17,712
^	Government Properties Income Trust	2,562,456	17,604
	Heartland Financial USA Inc.	397,982	17,491
	Central Pacific Financial Corp.	713,785	17,381
	National Western Life Group Inc. Class A	57,095	17,168
	FBL Financial Group Inc. Class A	258,757	16,987
	Select Income REIT	2,306,384	16,975
	Hersha Hospitality Trust Class A	966,810	16,958
	Franklin Street Properties Corp.	2,621,550	16,332
	Hamilton Lane Inc. Class A	430,573	15,931
	Alexander’s Inc.	52,218	15,913
	Clearway Energy Inc. Class A	932,179	15,772
	Capstead Mortgage Corp.	2,341,211	15,616
	Saul Centers Inc.	324,152	15,306
	State Auto Financial Corp.	448,930	15,282
	iStar Inc.	1,658,752	15,211
	Investors Real Estate Trust	306,398	15,035
	Urstadt Biddle Properties Inc. Class A	774,929	14,894
	Northfield Bancorp Inc.	1,093,068	14,811
	Oritani Financial Corp.	986,895	14,557
	Virtus Investment Partners Inc.	174,889	13,891
	Dime Community Bancshares Inc.	793,102	13,467
	CorePoint Lodging Inc.	1,071,733	13,129
	Summit Hotel Properties Inc.	1,342,670	13,064
	KKR Real Estate Finance Trust Inc.	679,176	13,006
*	Focus Financial Partners Inc. Class A	491,923	12,952
	AG Mortgage Investment Trust Inc.	738,973	11,772
*	St. Joe Co.	859,193	11,316
	Front Yard Residential Corp.	1,244,508	10,865
	Anworth Mortgage Asset Corp.	2,514,443	10,158
	Retail Value Inc.	388,584	9,944
	Ashford Hospitality Trust Inc.	2,464,691	9,859
^	Pennsylvania REIT	1,624,230	9,648
	RMR Group Inc. Class A	174,327	9,253
	Greenhill & Co. Inc.	366,656	8,946
*	Tejon Ranch Co.	512,776	8,502
	New Senior Investment Group Inc.	1,998,593	8,234
^	CBL & Associates Properties Inc.	4,200,135	8,064
	Spirit MTA REIT	1,097,031	7,822
*	Greenlight Capital Re Ltd. Class A	729,567	6,289
*	EZCORP Inc. Class A	595,080	4,600
*	On Deck Capital Inc.	712,004	4,201
*	Forestar Group Inc.	284,076	3,934
*,^	Altisource Portfolio Solutions SA	172,015	3,869
	GAMCO Investors Inc. Class A	137,815	2,328
*	Ocwen Financial Corp.	1,426,402	1,911
	Associated Capital Group Inc. Class A	51,463	1,813
	Urstadt Biddle Properties Inc.	66,334	1,002
*	MoneyGram International Inc.	12,358	25
	Maiden Holdings Ltd.	1,220	2
*	Longfin Corp.	18	—
			20,373,996

11

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Health Care (11.1%)
	STERIS plc	2,175,639	232,467
*	Exact Sciences Corp.	3,164,090	199,654
*	Sarepta Therapeutics Inc.	1,727,734	188,548
	West Pharmaceutical Services Inc.	1,907,306	186,973
*	Molina Healthcare Inc.	1,525,900	177,340
*	Ionis Pharmaceuticals Inc.	3,180,326	171,928
*	Neurocrine Biosciences Inc.	2,334,629	166,716
	Hill-Rom Holdings Inc.	1,732,418	153,406
*	Exelixis Inc.	7,697,559	151,411
	Encompass Health Corp.	2,419,408	149,277
	Bio-Techne Corp.	972,219	140,700
*	Charles River Laboratories International Inc.	1,238,200	140,139
*,^	Bluebird Bio Inc.	1,408,109	139,684
*	PRA Health Sciences Inc.	1,505,556	138,451
*	DexCom Inc.	1,143,706	137,016
*	Haemonetics Corp.	1,330,589	133,125
*	Masimo Corp.	1,228,066	131,857
*	Bio-Rad Laboratories Inc. Class A	544,034	126,336
*	Insulet Corp.	1,521,089	120,653
	Chemed Corp.	412,179	116,762
*	Catalent Inc.	3,742,296	116,685
*	United Therapeutics Corp.	1,066,149	116,104
*	ICU Medical Inc.	501,208	115,092
*	Sage Therapeutics Inc.	1,144,614	109,643
*	Loxo Oncology Inc.	709,255	99,345
*	Penumbra Inc.	799,473	97,696
*	Amedisys Inc.	820,887	96,134
*	FibroGen Inc.	1,970,565	91,198
*	HealthEquity Inc.	1,522,749	90,832
*	Wright Medical Group NV	3,220,279	87,656
*,^	Teladoc Health Inc.	1,715,458	85,035
*	Globus Medical Inc.	1,957,323	84,713
*	Horizon Pharma plc	4,314,944	84,314
*	Syneos Health Inc.	2,125,955	83,656
*	Integra LifeSciences Holdings Corp.	1,754,694	79,137
*	Array BioPharma Inc.	5,484,948	78,161
	Bruker Corp.	2,619,132	77,972
^	Healthcare Services Group Inc.	1,900,420	76,359
*	Merit Medical Systems Inc.	1,340,160	74,794
*,^	TESARO Inc.	992,276	73,676
*	MEDNAX Inc.	2,188,054	72,206
*	LHC Group Inc.	767,350	72,039
*	Neogen Corp.	1,262,645	71,971
*,^	Ligand Pharmaceuticals Inc.	519,250	70,462
	Cantel Medical Corp.	913,151	67,984
*	Emergent BioSolutions Inc.	1,113,966	66,036
*	NuVasive Inc.	1,322,144	65,525
*	Novocure Ltd.	1,915,689	64,137
*	HMS Holdings Corp.	2,157,313	60,685
*	Omnicell Inc.	970,811	59,452
*	Immunomedics Inc.	4,158,017	59,335
*	Agios Pharmaceuticals Inc.	1,272,937	58,695
*	Acadia Healthcare Co. Inc.	2,275,128	58,494
*,^	Inogen Inc.	471,039	58,489
*	Blueprint Medicines Corp.	1,070,089	57,688
*	Intercept Pharmaceuticals Inc.	570,134	57,464
*	Myriad Genetics Inc.	1,924,594	55,948
*	Avanos Medical Inc.	1,221,066	54,692
*	Repligen Corp.	1,016,011	53,584
*	Global Blood Therapeutics Inc.	1,289,182	52,921
*	Ultragenyx Pharmaceutical Inc.	1,171,776	50,949

12

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	1,329,445	50,479
	Ensign Group Inc.	1,280,617	49,675
*	Glaukos Corp.	881,318	49,504
*	Arena Pharmaceuticals Inc.	1,266,682	49,337
*	NxStage Medical Inc.	1,718,051	49,171
*	Halozyme Therapeutics Inc.	3,350,772	49,022
*	ACADIA Pharmaceuticals Inc.	2,910,441	47,062
*	Amicus Therapeutics Inc.	4,873,413	46,687
*	Heron Therapeutics Inc.	1,799,161	46,670
*	Tenet Healthcare Corp.	2,641,037	45,267
*	Xencor Inc.	1,229,559	44,461
	CONMED Corp.	687,648	44,147
*	Acceleron Pharma Inc.	1,011,448	44,049
*	Pacira Pharmaceuticals Inc.	1,005,916	43,275
*	MyoKardia Inc.	880,738	43,033
*	Supernus Pharmaceuticals Inc.	1,279,251	42,497
*	Select Medical Holdings Corp.	2,760,784	42,378
*	Aerie Pharmaceuticals Inc.	1,169,991	42,237
*	PTC Therapeutics Inc.	1,227,716	42,135
*	Quidel Corp.	859,455	41,959
*	Prestige Consumer Healthcare Inc.	1,332,182	41,138
	Patterson Cos. Inc.	2,077,267	40,839
*	Amneal Pharmaceuticals Inc.	2,813,937	38,073
*	Endo International plc	5,206,167	38,005
*	Ironwood Pharmaceuticals Inc. Class A	3,608,973	37,389
*	Medpace Holdings Inc.	688,636	36,450
*	Genomic Health Inc.	558,410	35,967
*,^	Corcept Therapeutics Inc.	2,680,793	35,815
*	Magellan Health Inc.	625,470	35,583
*	REGENXBIO Inc.	831,194	34,869
*	Mallinckrodt plc	2,150,071	33,971
*	AnaptysBio Inc.	516,499	32,947
*,^	Denali Therapeutics Inc.	1,588,006	32,808
*	Medicines Co.	1,711,445	32,757
*	Cambrex Corp.	863,053	32,589
*	Brookdale Senior Living Inc.	4,839,025	32,421
*	Spark Therapeutics Inc.	827,170	32,375
*,^	Portola Pharmaceuticals Inc.	1,625,788	31,735
*	Innoviva Inc.	1,691,249	29,512
*,^	Theravance Biopharma Inc.	1,134,216	29,025
*	Nevro Corp.	738,572	28,723
*	WageWorks Inc.	1,022,423	27,769
*	Momenta Pharmaceuticals Inc.	2,475,907	27,334
*,^	Insmed Inc.	1,987,626	26,078
*	Tivity Health Inc.	1,034,816	25,674
*	Aimmune Therapeutics Inc.	1,061,492	25,391
	Luminex Corp.	1,088,723	25,160
*	Editas Medicine Inc.	1,100,293	25,032
*	BioTelemetry Inc.	408,526	24,397
*	Orthofix Medical Inc.	462,944	24,300
*,^	OPKO Health Inc.	7,951,820	23,935
*	Clovis Oncology Inc.	1,293,841	23,237
*	Varex Imaging Corp.	977,231	23,141
*	Spectrum Pharmaceuticals Inc.	2,479,081	21,692
	National HealthCare Corp.	254,229	19,944
*,^	Radius Health Inc.	1,185,185	19,544
*	iRhythm Technologies Inc.	280,791	19,509
*	Acorda Therapeutics Inc.	1,223,901	19,068
*	STAAR Surgical Co.	565,253	18,037
	Meridian Bioscience Inc.	1,033,288	17,938
*	Atara Biotherapeutics Inc.	501,572	17,425
*,^	Allogene Therapeutics Inc.	628,201	16,917
*	Puma Biotechnology Inc.	830,929	16,909
	HealthStream Inc.	660,265	15,945

13

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Natera Inc.	1,105,670	15,435
*	Alder Biopharmaceuticals Inc.	1,498,810	15,363
*	Sangamo Therapeutics Inc.	1,305,396	14,986
*	CorVel Corp.	241,692	14,917
*,^	Esperion Therapeutics Inc.	310,806	14,297
*	Natus Medical Inc.	410,369	13,965
*	Reata Pharmaceuticals Inc. Class A	231,618	12,994
*	AMAG Pharmaceuticals Inc.	846,043	12,851
*	Intra-Cellular Therapies Inc.	1,121,183	12,770
*	Guardant Health Inc.	329,331	12,380
*,^	Madrigal Pharmaceuticals Inc.	109,293	12,320
*,^	Intrexon Corp.	1,758,752	11,502
*	Allakos Inc.	215,796	11,280
*	Intellia Therapeutics Inc.	774,826	10,576
*,^	Akcea Therapeutics Inc.	342,426	10,321
	Owens & Minor Inc.	1,507,340	9,541
*	Epizyme Inc.	1,534,255	9,451
*,^	TherapeuticsMD Inc.	2,458,694	9,368
*	Akorn Inc.	2,411,452	8,175
*,^	Community Health Systems Inc.	2,825,109	7,967
*	Kiniksa Pharmaceuticals Ltd. Class A	280,201	7,871
*	Tricida Inc.	323,366	7,625
*,^	Lexicon Pharmaceuticals Inc.	1,087,081	7,218
*	G1 Therapeutics Inc.	355,971	6,817
*	Achillion Pharmaceuticals Inc.	3,392,313	5,394
*	PDL BioPharma Inc.	1,815,626	5,265
*,^	Rubius Therapeutics Inc.	300,783	4,837
*,^	Surgery Partners Inc.	438,108	4,289
*	American Renal Associates Holdings Inc.	345,384	3,979
*	Five Prime Therapeutics Inc.	423,571	3,939
*	Accuray Inc.	1,039,189	3,544
*,^	ZIOPHARM Oncology Inc.	1,616,100	3,022
*,^	Insys Therapeutics Inc.	754,411	2,640
	Invacare Corp.	410,220	1,764
*,^	Moderna Inc.	109,611	1,674
*	Aduro Biotech Inc.	612,889	1,618
*,^	Akebia Therapeutics Inc.	227,738	1,259
*	Synergy Pharmaceuticals Inc.	154,945	18
*	Assertio Therapeutics Inc.	1,129	4
*	WellCare Health Plans Inc.	13	3
*	Lannett Co. Inc.	617	3
			8,663,055
Industrials (19.5%)
	IDEX Corp.	1,974,958	249,358
	PerkinElmer Inc.	2,863,867	224,957
*	Zebra Technologies Corp.	1,385,293	220,580
	Lennox International Inc.	985,277	215,638
	Spirit AeroSystems Holdings Inc. Class A	2,741,999	197,671
	Allegion plc	2,447,328	195,077
*	Teledyne Technologies Inc.	882,468	182,733
	Graco Inc.	4,285,124	179,332
*	HD Supply Holdings Inc.	4,493,445	168,594
*	Berry Global Group Inc.	3,378,514	160,581
	Booz Allen Hamilton Holding Corp. Class A	3,481,584	156,915
*	WEX Inc.	1,109,752	155,432
	Carlisle Cos. Inc.	1,532,924	154,090
	AptarGroup Inc.	1,617,154	152,126
	Nordson Corp.	1,272,476	151,870
*	Keysight Technologies Inc.	2,402,053	149,119
	National Instruments Corp.	3,238,811	146,977
	Toro Co.	2,581,072	144,230
	Donaldson Co. Inc.	3,299,764	143,177
	Sonoco Products Co.	2,569,524	136,519
*	Fair Isaac Corp.	708,145	132,423

14

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Euronet Worldwide Inc.	1,261,071	129,108
	Hexcel Corp.	2,216,787	127,111
	Jack Henry & Associates Inc.	995,139	125,905
	Lincoln Electric Holdings Inc.	1,576,231	124,286
	MDU Resources Group Inc.	5,050,660	120,408
	Acuity Brands Inc.	1,032,223	118,654
	Watsco Inc.	826,875	115,051
	Oshkosh Corp.	1,850,990	113,484
	Quanta Services Inc.	3,759,353	113,157
*	Genesee & Wyoming Inc. Class A	1,502,809	111,238
	ITT Inc.	2,255,086	108,853
	Bemis Co. Inc.	2,343,198	107,553
	MAXIMUS Inc.	1,651,040	107,466
*	AECOM	4,024,836	106,658
	Woodward Inc.	1,431,351	106,335
	Littelfuse Inc.	615,255	105,504
	Curtiss-Wright Corp.	1,015,380	103,691
	Avnet Inc.	2,863,354	103,367
^	Universal Display Corp.	1,091,348	102,117
	Landstar System Inc.	1,058,081	101,227
	Genpact Ltd.	3,670,178	99,058
	HEICO Corp.	1,260,443	97,659
	HEICO Corp. Class A	1,546,936	97,457
	BWX Technologies Inc.	2,542,247	97,190
	Crane Co.	1,297,104	93,625
*	Kirby Corp.	1,386,804	93,415
	nVent Electric plc	4,157,355	93,374
	Jabil Inc.	3,750,872	92,984
*	Esterline Technologies Corp.	759,350	92,223
	USG Corp.	2,158,824	92,095
	Insperity Inc.	968,401	90,410
	MSC Industrial Direct Co. Inc. Class A	1,168,902	89,912
*	Trex Co. Inc.	1,512,617	89,789
	AGCO Corp.	1,612,283	89,756
	EMCOR Group Inc.	1,481,410	88,425
*	Stericycle Inc.	2,332,628	85,584
	Graphic Packaging Holding Co.	7,992,388	85,039
	EnerSys	1,085,113	84,216
	MSA Safety Inc.	890,878	83,983
*	RBC Bearings Inc.	637,619	83,592
	Cognex Corp.	2,106,429	81,456
	Louisiana-Pacific Corp.	3,636,998	80,814
	Brink’s Co.	1,238,418	80,064
*	Generac Holdings Inc.	1,597,922	79,417
	Air Lease Corp. Class A	2,626,670	79,352
	AO Smith Corp.	1,852,412	79,098
	Knight-Swift Transportation Holdings Inc.	3,145,563	78,859
	Regal Beloit Corp.	1,110,708	77,805
	FLIR Systems Inc.	1,780,786	77,535
*	Proto Labs Inc.	661,653	74,628
	Tetra Tech Inc.	1,425,272	73,786
	Armstrong World Industries Inc.	1,212,283	70,567
*	Owens-Illinois Inc.	4,085,990	70,442
*	Allegheny Technologies Inc.	3,233,636	70,396
	Kennametal Inc.	2,113,751	70,346
	Eagle Materials Inc.	1,148,858	70,115
*	ASGN Inc.	1,284,027	69,979
*	CoreLogic Inc.	2,075,668	69,369
	Macquarie Infrastructure Corp.	1,875,250	68,559
	GATX Corp.	967,985	68,543
*	AMN Healthcare Services Inc.	1,207,433	68,413
*	Gardner Denver Holdings Inc.	3,322,769	67,951
	Exponent Inc.	1,337,736	67,837
	Barnes Group Inc.	1,254,288	67,255

15

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Timken Co.	1,785,805	66,646
*	Coherent Inc.	627,531	66,336
	Trinity Industries Inc.	3,203,143	65,953
*	FTI Consulting Inc.	988,376	65,865
	Ryder System Inc.	1,367,748	65,857
*	MasTec Inc.	1,622,035	65,790
*	Resideo Technologies Inc.	3,169,943	65,142
	Moog Inc. Class A	837,512	64,890
*	Clean Harbors Inc.	1,298,690	64,090
	Flowserve Corp.	1,685,614	64,087
*	Aerojet Rocketdyne Holdings Inc.	1,811,587	63,822
*	Integer Holdings Corp.	834,252	63,620
*	Axon Enterprise Inc.	1,429,485	62,540
*	Rexnord Corp.	2,694,173	61,831
	Vishay Intertechnology Inc.	3,401,563	61,262
	Valmont Industries Inc.	540,181	59,933
	John Bean Technologies Corp.	813,747	58,435
*	SiteOne Landscape Supply Inc.	1,049,571	58,010
*	WESCO International Inc.	1,202,101	57,701
*	Cimpress NV	556,942	57,599
	Simpson Manufacturing Co. Inc.	1,063,151	57,548
	UniFirst Corp.	397,447	56,863
*	Mercury Systems Inc.	1,183,513	55,968
*	Beacon Roofing Supply Inc.	1,754,769	55,661
	KBR Inc.	3,631,947	55,133
	Korn/Ferry International	1,391,906	55,036
	ABM Industries Inc.	1,694,771	54,419
*	Novanta Inc.	853,670	53,781
	Applied Industrial Technologies Inc.	996,473	53,750
	Brady Corp. Class A	1,196,617	52,005
	ManpowerGroup Inc.	795,779	51,567
*	II-VI Inc.	1,562,088	50,705
	Otter Tail Corp.	1,020,778	50,671
*	Conduent Inc.	4,626,837	49,183
*	Paylocity Holding Corp.	815,843	49,122
	Granite Construction Inc.	1,207,985	48,658
*	Imperva Inc.	861,508	47,977
	Silgan Holdings Inc.	1,995,109	47,124
	Terex Corp.	1,707,661	47,080
*	Rogers Corp.	473,460	46,901
	Albany International Corp.	745,624	46,549
	Watts Water Technologies Inc. Class A	714,121	46,082
	Deluxe Corp.	1,193,103	45,863
*	TriNet Group Inc.	1,089,203	45,692
*	ExlService Holdings Inc.	837,557	44,072
	Franklin Electric Co. Inc.	1,020,994	43,780
*	Advanced Disposal Services Inc.	1,826,674	43,731
	Belden Inc.	1,038,824	43,392
	EVERTEC Inc.	1,500,183	43,055
	Altra Industrial Motion Corp.	1,660,067	41,751
	ESCO Technologies Inc.	632,754	41,730
	Comfort Systems USA Inc.	953,975	41,670
	Triton International Ltd.	1,338,469	41,586
*	Dycom Industries Inc.	766,342	41,413
*	Plexus Corp.	809,179	41,333
	Forward Air Corp.	749,970	41,136
*	Harsco Corp.	2,069,793	41,106
*	TopBuild Corp.	911,273	41,007
*	Colfax Corp.	1,962,066	41,007
	Covanta Holding Corp.	3,039,933	40,796
*	Itron Inc.	861,791	40,754
	Kaman Corp.	719,244	40,342
	Cubic Corp.	749,529	40,280
*	Sanmina Corp.	1,668,296	40,139

16

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Anixter International Inc.	732,338	39,773
	Universal Forest Products Inc.	1,506,278	39,103
*	Aerovironment Inc.	554,781	37,697
	Mueller Water Products Inc. Class A	4,059,655	36,943
*	Saia Inc.	661,267	36,912
	Badger Meter Inc.	749,195	36,868
	Mobile Mini Inc.	1,145,264	36,362
	ManTech International Corp. Class A	682,775	35,706
*	Summit Materials Inc. Class A	2,876,067	35,663
	World Fuel Services Corp.	1,646,984	35,262
	Werner Enterprises Inc.	1,192,681	35,232
	AAON Inc.	1,004,623	35,222
	Matson Inc.	1,099,796	35,215
*	Evolent Health Inc. Class A	1,710,305	34,121
	Schneider National Inc. Class B	1,816,190	33,908
	Raven Industries Inc.	925,139	33,481
*	Navistar International Corp.	1,274,277	33,068
*	Air Transport Services Group Inc.	1,447,465	33,017
	Actuant Corp. Class A	1,571,566	32,987
	Greenbrier Cos. Inc.	832,132	32,903
	Mueller Industries Inc.	1,408,098	32,893
*	Builders FirstSource Inc.	2,954,116	32,229
	EnPro Industries Inc.	533,866	32,085
*	TriMas Corp.	1,174,698	32,058
	AAR Corp.	857,578	32,022
*	SPX FLOW Inc.	1,039,130	31,610
*	SPX Corp.	1,116,380	31,270
*	Knowles Corp.	2,325,472	30,952
*	OSI Systems Inc.	420,082	30,792
*	Masonite International Corp.	682,462	30,595
*	Hub Group Inc. Class A	824,154	30,551
	McGrath RentCorp	590,586	30,403
*	Huron Consulting Group Inc.	579,385	29,728
*,^	Ambarella Inc.	786,276	27,504
	Rush Enterprises Inc. Class A	786,035	27,103
	AZZ Inc.	668,831	26,994
	Lindsay Corp.	276,951	26,657
	Navigant Consulting Inc.	1,097,289	26,390
*	Sykes Enterprises Inc.	1,046,322	25,876
	Encore Wire Corp.	508,976	25,540
*,^	Inovalon Holdings Inc. Class A	1,760,857	24,969
*	Atlas Air Worldwide Holdings Inc.	591,181	24,942
*	Pluralsight Inc. Class A	1,045,118	24,613
*	Cardtronics plc Class A	946,102	24,599
*	JELD-WEN Holding Inc.	1,731,037	24,598
	Sun Hydraulics Corp.	738,833	24,522
*	Continental Building Products Inc.	949,938	24,176
*	Atkore International Group Inc.	1,215,252	24,111
	Benchmark Electronics Inc.	1,125,346	23,835
	Boise Cascade Co.	998,107	23,805
	Aircastle Ltd.	1,374,750	23,701
	Greif Inc. Class A	635,557	23,586
*	Verra Mobility Corp.	2,409,148	23,513
*	TTM Technologies Inc.	2,408,993	23,440
*	TrueBlue Inc.	1,042,867	23,204
	Advanced Drainage Systems Inc.	951,646	23,077
	Tennant Co.	441,100	22,986
	Standex International Corp.	330,515	22,204
	ArcBest Corp.	629,144	21,554
*	Milacron Holdings Corp.	1,811,705	21,541
	Primoris Services Corp.	1,116,885	21,366
	Heartland Express Inc.	1,159,544	21,220
	Methode Electronics Inc.	900,450	20,972
	Apogee Enterprises Inc.	690,551	20,613

17

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	AVX Corp.	1,300,655	19,835
*	Installed Building Products Inc.	563,534	18,985
	Kforce Inc.	602,546	18,631
	MTS Systems Corp.	461,341	18,514
	Maxar Technologies Ltd.	1,523,362	18,219
	Wabash National Corp.	1,359,862	17,787
*	FARO Technologies Inc.	434,927	17,675
	Gorman-Rupp Co.	544,506	17,647
*	Thermon Group Holdings Inc.	849,538	17,229
	GrafTech International Ltd.	1,487,228	17,014
*,^	MACOM Technology Solutions Holdings Inc.	1,169,278	16,966
	H&E Equipment Services Inc.	828,353	16,915
	Kelly Services Inc. Class A	820,883	16,812
*	Tutor Perini Corp.	1,033,711	16,508
	Astec Industries Inc.	530,426	16,014
*	SEACOR Holdings Inc.	420,678	15,565
*	Evo Payments Inc. Class A	621,372	15,329
	Hyster-Yale Materials Handling Inc.	243,683	15,099
*	Gates Industrial Corp. plc	1,118,590	14,810
	Triumph Group Inc.	1,220,130	14,032
	Briggs & Stratton Corp.	1,031,747	13,495
*	Manitowoc Co. Inc.	911,666	13,465
*	GreenSky Inc. Class A	1,403,934	13,436
*	Aegion Corp. Class A	790,280	12,897
*	GMS Inc.	851,420	12,652
*	Donnelley Financial Solutions Inc.	873,647	12,257
	Quanex Building Products Corp.	901,216	12,248
*,^	Team Inc.	778,428	11,404
*	Wesco Aircraft Holdings Inc.	1,397,706	11,042
	Resources Connection Inc.	762,818	10,832
*	CIRCOR International Inc.	508,055	10,822
	Griffon Corp.	994,658	10,394
	TTEC Holdings Inc.	358,305	10,237
	Quad/Graphics Inc.	785,781	9,681
*	Veeco Instruments Inc.	1,221,151	9,049
*	Vicor Corp.	235,711	8,908
*	Astronics Corp.	264,555	8,056
*,^	Livent Corp.	565,277	7,801
	RR Donnelley & Sons Co.	1,704,903	6,751
*	Mistras Group Inc.	449,750	6,467
	Greif Inc. Class B	140,594	6,242
	Rush Enterprises Inc. Class B	159,016	5,661
^	REV Group Inc.	641,773	4,820
*	International Seaways Inc.	280,953	4,731
	Park Electrochemical Corp.	252,686	4,566
*	Armstrong Flooring Inc.	277,811	3,289
	LSC Communications Inc.	399,614	2,797
*	InnerWorkings Inc.	534,480	1,999
*	Forterra Inc.	372	1
*	Dorian LPG Ltd.	20	—
			15,213,199
Oil & Gas (3.5%)
	EQT Corp.	6,550,736	123,743
*	WPX Energy Inc.	10,822,315	122,833
*	Parsley Energy Inc. Class A	6,855,043	109,544
	Murphy Oil Corp.	4,233,081	99,012
*,^	Transocean Ltd.	14,123,427	98,017
	PBF Energy Inc. Class A	2,931,542	95,773
*	First Solar Inc.	1,888,856	80,191
*	Newfield Exploration Co.	5,160,876	75,658
	Delek US Holdings Inc.	2,110,318	68,606
^	Core Laboratories NV	1,138,969	67,951
	Helmerich & Payne Inc.	1,333,919	63,948
	Range Resources Corp.	6,429,141	61,527

18

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Antero Resources Corp.	6,530,857	61,325
	Patterson-UTI Energy Inc.	5,319,128	55,053
*	Apergy Corp.	1,991,419	53,928
*	Whiting Petroleum Corp.	2,342,883	53,160
*	Centennial Resource Development Inc. Class A	4,764,680	52,507
*	Equitrans Midstream Corp.	2,618,384	52,420
*	Chart Industries Inc.	804,574	52,321
*	Southwestern Energy Co.	14,948,663	50,975
*	PDC Energy Inc.	1,701,623	50,640
*,^	Chesapeake Energy Corp.	22,369,507	46,976
*	Oasis Petroleum Inc.	8,203,859	45,367
	SM Energy Co.	2,889,212	44,725
*	Matador Resources Co.	2,698,015	41,900
^	Ensco plc Class A	11,264,889	40,103
*	CNX Resources Corp.	3,406,178	38,899
*	Callon Petroleum Co.	5,865,842	38,069
*	QEP Resources Inc.	6,107,656	34,386
*	NOW Inc.	2,797,078	32,558
*	Oceaneering International Inc.	2,539,306	30,726
*	Arcosa Inc.	1,064,102	29,465
*	SRC Energy Inc.	6,264,232	29,442
*	Magnolia Oil & Gas Corp.	2,621,757	29,390
	McDermott International Inc.	4,401,909	28,788
	SemGroup Corp. Class A	2,039,862	28,109
*	Dril-Quip Inc.	921,174	27,663
*	Rowan Cos. plc Class A	3,279,386	27,514
*	MRC Global Inc.	2,210,852	27,039
	CVR Energy Inc.	778,614	26,847
*	Cactus Inc. Class A	971,200	26,621
*	ProPetro Holding Corp.	2,158,280	26,590
	Archrock Inc.	3,334,514	24,975
*	Gulfport Energy Corp.	3,780,284	24,761
*	Carrizo Oil & Gas Inc.	2,115,459	23,884
*	C&J Energy Services Inc.	1,564,472	21,120
*	Denbury Resources Inc.	11,811,892	20,198
*	Oil States International Inc.	1,392,110	19,879
*	Helix Energy Solutions Group Inc.	3,605,426	19,505
*	Unit Corp.	1,320,209	18,853
	Nabors Industries Ltd.	8,699,333	17,399
*,^	Tellurian Inc.	2,461,369	17,107
*	Noble Corp. plc	6,320,151	16,559
*	Laredo Petroleum Inc.	4,496,661	16,278
*	Newpark Resources Inc.	2,209,041	15,176
*,^	Diamond Offshore Drilling Inc.	1,600,475	15,108
*,^	Weatherford International plc	25,703,011	14,368
*	Exterran Corp.	795,031	14,072
	RPC Inc.	1,386,073	13,681
*	Superior Energy Services Inc.	3,949,659	13,231
*	WildHorse Resource Development Corp.	918,488	12,960
*	Extraction Oil & Gas Inc.	2,933,387	12,584
*,^	Jagged Peak Energy Inc.	1,367,542	12,472
^	Liberty Oilfield Services Inc. Class A	896,755	11,613
*	KLX Energy Services Holdings Inc.	467,401	10,961
*	Keane Group Inc.	1,074,683	8,791
*	Forum Energy Technologies Inc.	2,096,633	8,659
*	Roan Resources Inc.	970,631	8,134
*,^	SunPower Corp. Class A	1,626,424	8,083
	Green Plains Inc.	504,555	6,615
*	FTS International Inc.	839,341	5,968
*,^	Covia Holdings Corp.	1,029,030	3,519
	Berry Petroleum Corp.	323,505	2,831
*,^	Alta Mesa Resources Inc. Class A	1,090,661	1,091
*	NCS Multistage Holdings Inc.	134,065	682
*,^	EP Energy Corp. Class A	667,624	467

19

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Eclipse Resources Corp.	10,808	11
	Diamondback Energy Inc.	50	5
*	TETRA Technologies Inc.	2,209	4
			2,691,913
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	228,911	2,221
*,§	A Schulman Inc. CVR	670,110	1,280
*,§	NewStar Financial Inc. CVR	651,238	169
*,§	Media General Inc. CVR	2,475,062	96
*,§	Clinical Data CVR	297,875	—
			3,766
Technology (12.0%)
*	PTC Inc.	2,749,843	227,962
*	Tableau Software Inc. Class A	1,842,057	221,047
	Leidos Holdings Inc.	3,855,779	203,277
*	Ultimate Software Group Inc.	764,780	187,272
*	ON Semiconductor Corp.	10,837,107	178,921
*	Tyler Technologies Inc.	949,513	176,438
*,^	Twilio Inc. Class A	1,936,853	172,961
*	Guidewire Software Inc.	2,081,266	166,980
*	Integrated Device Technology Inc.	3,321,390	160,855
*	Paycom Software Inc.	1,282,752	157,073
*	EPAM Systems Inc.	1,320,970	153,246
*	Zendesk Inc.	2,617,799	152,801
*	Okta Inc.	2,375,938	151,585
*	Aspen Technology Inc.	1,821,860	149,720
	Teradyne Inc.	4,614,103	144,791
*	Nutanix Inc.	3,449,496	143,465
*	RingCentral Inc. Class A	1,677,210	138,269
*	athenahealth Inc.	1,045,579	137,943
*	ARRIS International plc	4,251,630	129,972
*	Ciena Corp.	3,670,519	124,467
*	HubSpot Inc.	959,520	120,640
	Monolithic Power Systems Inc.	1,037,151	120,569
	Cypress Semiconductor Corp.	9,317,506	118,519
*	Proofpoint Inc.	1,406,796	117,904
*	Teradata Corp.	3,042,884	116,725
*	Cree Inc.	2,640,134	112,932
	LogMeIn Inc.	1,317,245	107,448
	Entegris Inc.	3,638,045	101,483
*	Medidata Solutions Inc.	1,493,546	100,695
*	Nuance Communications Inc.	7,403,214	97,945
*	RealPage Inc.	1,933,987	93,199
*	CACI International Inc. Class A	639,662	92,131
	MKS Instruments Inc.	1,389,974	89,806
*	Coupa Software Inc.	1,419,976	89,260
*	New Relic Inc.	1,099,803	89,051
*	DocuSign Inc. Class A	2,220,488	88,997
*	Silicon Laboratories Inc.	1,110,302	87,503
*,^	ViaSat Inc.	1,459,102	86,014
	SYNNEX Corp.	1,053,751	85,185
*	Pure Storage Inc. Class A	5,286,452	85,006
	j2 Global Inc.	1,202,193	83,408
*	CommScope Holding Co. Inc.	4,952,291	81,168
*	Tech Data Corp.	987,508	80,788
*	Lumentum Holdings Inc.	1,913,310	80,378
	Blackbaud Inc.	1,249,965	78,623
*	ACI Worldwide Inc.	2,836,105	78,475
*	FireEye Inc.	4,820,407	78,139
*	Semtech Corp.	1,694,011	77,704
*	Manhattan Associates Inc.	1,683,552	71,332
*	Verint Systems Inc.	1,668,964	70,614
*	2U Inc.	1,418,058	70,506
*	NCR Corp.	3,046,212	70,307

20

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Science Applications International Corp.	1,094,662	69,730
*	Cornerstone OnDemand Inc.	1,357,525	68,460
	Cabot Microelectronics Corp.	700,286	66,772
*	Finisar Corp.	3,018,414	65,198
*	Qualys Inc.	862,598	64,471
*	CommVault Systems Inc.	1,072,298	63,362
*	Five9 Inc.	1,438,694	62,900
	Perspecta Inc.	3,596,938	61,939
*	Premier Inc. Class A	1,642,168	61,335
	InterDigital Inc.	895,562	59,492
*	Viavi Solutions Inc.	5,869,286	58,986
*,^	MongoDB Inc.	686,908	57,522
*	Ellie Mae Inc.	895,521	56,266
*	Box Inc.	3,280,755	55,379
*	Envestnet Inc.	1,118,094	54,999
*,^	Alteryx Inc. Class A	920,573	54,746
*	Bottomline Technologies DE Inc.	1,109,412	53,252
*	Cirrus Logic Inc.	1,541,613	51,151
*,^	Zscaler Inc.	1,257,335	49,300
	Cogent Communications Holdings Inc.	1,075,321	48,615
	Pegasystems Inc.	1,009,122	48,266
*	Alarm.com Holdings Inc.	927,363	48,102
	Brooks Automation Inc.	1,821,375	47,684
*	Q2 Holdings Inc.	948,149	46,981
*	EchoStar Corp. Class A	1,249,483	45,881
*	SailPoint Technologies Holding Inc.	1,922,196	45,152
*	NetScout Systems Inc.	1,900,792	44,916
	Power Integrations Inc.	717,448	43,750
*	Allscripts Healthcare Solutions Inc.	4,498,757	43,368
*	Advanced Energy Industries Inc.	991,375	42,560
*	Avaya Holdings Corp.	2,834,877	41,276
	Progress Software Corp.	1,155,354	41,004
*	NETGEAR Inc.	772,810	40,209
*	Varonis Systems Inc.	720,419	38,110
*	Blackline Inc.	913,333	37,401
*	Insight Enterprises Inc.	914,189	37,253
*,^	Ceridian HCM Holding Inc.	1,068,083	36,838
^	Ubiquiti Networks Inc.	365,543	36,339
*	Cloudera Inc.	3,164,997	35,005
*,^	Inphi Corp.	1,080,842	34,749
*	Diodes Inc.	1,030,078	33,230
*	Synaptics Inc.	892,539	33,211
*	SendGrid Inc.	733,618	31,670
*	Blucora Inc.	1,170,848	31,191
*	Rapid7 Inc.	975,185	30,387
*	Acacia Communications Inc.	782,066	29,719
*	MicroStrategy Inc. Class A	230,770	29,481
	Plantronics Inc.	872,433	28,878
	Pitney Bowes Inc.	4,843,214	28,623
	TiVo Corp.	3,036,391	28,572
*,^	3D Systems Corp.	2,801,718	28,493
*	MaxLinear Inc.	1,600,890	28,176
*	Electronics For Imaging Inc.	1,126,580	27,939
*	LivePerson Inc.	1,465,990	27,649
	CSG Systems International Inc.	857,200	27,233
*	FormFactor Inc.	1,906,207	26,858
*	Hortonworks Inc.	1,847,742	26,644
*,^	Zuora Inc. Class A	1,419,212	25,745
*	Pivotal Software Inc. Class A	1,480,486	24,206
	Ebix Inc.	565,058	24,049
*	Appfolio Inc.	394,414	23,357
	Xperi Corp.	1,248,459	22,959
*	Cray Inc.	1,050,355	22,677
*	ScanSource Inc.	657,721	22,612

21

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Benefitfocus Inc.	491,594	22,476
*	Cision Ltd.	1,876,247	21,952
*	Lattice Semiconductor Corp.	3,171,811	21,949
*	Altair Engineering Inc. Class A	781,946	21,566
*	Rambus Inc.	2,794,286	21,432
*	Yext Inc.	1,400,968	20,804
	NIC Inc.	1,624,762	20,277
*	NextGen Healthcare Inc.	1,333,146	20,197
*	Infinera Corp.	4,515,421	18,017
	Shutterstock Inc.	497,208	17,904
*,^	Appian Corp. Class A	655,280	17,503
	Monotype Imaging Holdings Inc.	1,018,267	15,803
*	Unisys Corp.	1,315,238	15,296
*	Virtusa Corp.	344,117	14,656
*	Amkor Technology Inc.	2,144,038	14,065
	ADTRAN Inc.	1,219,443	13,097
*,^	Elastic NV	180,113	12,874
*	Anaplan Inc.	478,169	12,691
*	CEVA Inc.	563,034	12,437
	Presidio Inc.	950,599	12,405
*	Loral Space & Communications Inc.	331,332	12,342
	Forrester Research Inc.	261,099	11,671
*	Endurance International Group Holdings Inc.	1,664,622	11,070
*	nLight Inc.	607,585	10,803
*	Carbon Black Inc.	778,979	10,454
	Switch Inc.	1,196,813	8,378
*	Casa Systems Inc.	633,941	8,324
*,^	Eventbrite Inc. Class A	293,424	8,160
*	Smartsheet Inc. Class A	323,482	8,042
*,^	Avalara Inc.	255,393	7,955
*	Tenable Holdings Inc.	356,517	7,911
*,^	SVMK Inc.	477,264	5,856
*	Castlight Health Inc. Class B	2,184,104	4,740
*	WideOpenWest Inc.	635,693	4,532
	Systemax Inc.	188,372	4,500
*,^	Gogo Inc.	1,450,493	4,337
	Computer Programs & Systems Inc.	171,250	4,298
*	MobileIron Inc.	876,660	4,024
*	SecureWorks Corp. Class A	210,670	3,558
*	Ribbon Communications Inc.	729,869	3,518
	Diebold Nixdorf Inc.	962,103	2,396
*	Veeva Systems Inc. Class A	22	2
*,§	Piksel Inc.	241	—
			9,378,049
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	2,447,276	79,634
	Shenandoah Telecommunications Co.	1,211,047	53,589
*	Vonage Holdings Corp.	5,550,068	48,452
*	Intelsat SA	2,117,547	45,294
*	Iridium Communications Inc.	2,438,265	44,986
*,^	GTT Communications Inc.	1,129,520	26,724
*	United States Cellular Corp.	408,890	21,250
*	8x8 Inc.	1,168,541	21,081
	ATN International Inc.	267,730	19,151
	Consolidated Communications Holdings Inc.	1,747,934	17,270
*	Cincinnati Bell Inc.	1,301,091	10,123
*,^	Globalstar Inc.	14,647,750	9,370
*,^	Frontier Communications Corp.	2,722,432	6,479
			403,403
Utilities (3.7%)
	NRG Energy Inc.	7,092,100	280,847
	Atmos Energy Corp.	2,877,890	266,838
	UGI Corp.	4,488,985	239,487
	Aqua America Inc.	4,584,840	156,756

22

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

				Shares	Market Value ($000)
		Vectren Corp.		2,139,791	154,022
		IDACORP Inc.		1,298,652	120,852
		ONE Gas Inc.		1,361,645	108,387
		National Fuel Gas Co.		2,096,173	107,282
		Portland General Electric Co.		2,300,514	105,479
		New Jersey Resources Corp.		2,291,146	104,637
		Hawaiian Electric Industries Inc.		2,806,028	102,757
		ALLETE Inc.		1,325,125	101,001
		Southwest Gas Holdings Inc.		1,282,293	98,095
		Black Hills Corp.		1,545,951	97,055
		Spire Inc.		1,245,855	92,293
		PNM Resources Inc.		2,052,356	84,331
		NorthWestern Corp.		1,297,263	77,109
		Avista Corp.		1,692,105	71,881
		American States Water Co.		947,029	63,489
		South Jersey Industries Inc.		2,209,704	61,430
		California Water Service Group		1,238,598	59,032
		Ormat Technologies Inc.		1,042,257	54,510
		MGE Energy Inc.		891,090	53,430
		El Paso Electric Co.		1,048,614	52,567
		Pattern Energy Group Inc. Class A		2,523,714	46,991
		Northwest Natural Holding Co.		748,488	45,254
*,^		Sunrun Inc.		2,449,583	26,676
		TerraForm Power Inc. Class A		1,613,624	18,105
*		Evoqua Water Technologies Corp.		1,758,859	16,885
*,^		Bloom Energy Corp. Class A		447,322	4,464
*,^		Vivint Solar Inc.		534,391	2,036
		SCANA Corp.		1,036	49
					2,874,027
Total Common Stocks (Cost $70,472,989)					77,324,901

		Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	2.530%		17,173,921	1,717,392

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.194%	1/24/19	30,000	29,958
	United States Treasury Bill	2.280%	2/7/19	5,000	4,988
5	United States Treasury Bill	2.294%	2/21/19	40,000	39,869
					74,815
Total Temporary Cash Investments (Cost $1,792,097)					1,792,207
Total Investments (101.5%) (Cost $72,265,086)					79,117,108
Other Assets and Liabilities—Net (-1.5%)[4,6]					(1,169,646)
Net Assets (100%)					77,947,462

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $992,396,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

23

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2018

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,062,476,000 of collateral received for securities on loan.
5	Securities with a value of $32,375,000 have been segregated as initial margin for open futures contracts.
6	Cash of $3,180,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Basic Materials (1.8%)
	Royal Gold Inc.	951,473	81,494
	NewMarket Corp.	124,224	51,192
*	Ingevity Corp.	609,550	51,013
	Versum Materials Inc.	1,583,557	43,896
	Balchem Corp.	468,415	36,700
*	Platform Specialty Products Corp.	3,140,753	32,444
*	Univar Inc.	822,852	14,597
	US Silica Holdings Inc.	1,125,886	11,462
*	Ferro Corp.	604,669	9,481
*	PQ Group Holdings Inc.	589,317	8,728
*	Coeur Mining Inc.	1,476,148	6,598
	American Vanguard Corp.	396,340	6,021
			353,626
Consumer Goods (5.9%)
*	Middleby Corp.	811,113	83,326
	Pool Corp.	555,563	82,584
*	Post Holdings Inc.	918,596	81,874
	Gentex Corp.	3,807,249	76,945
	Toll Brothers Inc.	1,926,483	63,439
	Brunswick Corp.	1,259,826	58,519
	Carter’s Inc.	665,875	54,349
*	Skechers U.S.A. Inc. Class A	1,944,600	44,512
*	Zynga Inc. Class A	11,266,433	44,277
*	Wayfair Inc.	426,358	38,406
	WD-40 Co.	190,970	34,997
	Steven Madden Ltd.	1,143,875	34,614
*	Dorman Products Inc.	383,985	34,566
*,^	iRobot Corp.	382,029	31,991
	J&J Snack Foods Corp.	218,142	31,541
*	Fox Factory Holding Corp.	523,707	30,831
*	Boston Beer Co. Inc. Class A	118,701	28,588
*,^	Tempur Sealy International Inc.	672,849	27,856
	Lancaster Colony Corp.	139,748	24,716
*	Crocs Inc.	920,949	23,926
	LCI Industries	347,965	23,244
*	Welbilt Inc.	2,036,579	22,626
*	USANA Health Sciences Inc.	191,537	22,550
*	Gentherm Inc.	506,775	20,261
	Columbia Sportswear Co.	200,538	16,863
*	Fitbit Inc. Class A	3,147,520	15,643
	Vector Group Ltd.	1,535,144	14,937
*	Sleep Number Corp.	458,391	14,545
	Interface Inc. Class A	865,584	12,335
	National Beverage Corp.	169,309	12,151
	Coca-Cola Bottling Co. Consolidated	67,428	11,960
	Callaway Golf Co.	686,243	10,500
	Medifast Inc.	82,550	10,320
*	Meritage Homes Corp.	276,291	10,145
	Oxford Industries Inc.	116,829	8,300
*	Cavco Industries Inc.	62,780	8,185
*	American Woodmark Corp.	115,007	6,404
	Phibro Animal Health Corp. Class A	146,230	4,703
*,^	GoPro Inc. Class A	823,208	3,490
*	elf Beauty Inc.	350,285	3,034
*,^	Revlon Inc. Class A	115,120	2,900
*	YETI Holdings Inc.	123,448	1,832
*,^	Arlo Technologies Inc.	163,963	1,636
*,^	Sonos Inc.	146,627	1,440
	Cal-Maine Foods Inc.	349	15
			1,191,876

25

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Consumer Services (13.1%)
*	Burlington Stores Inc.	979,054	159,263
*	Bright Horizons Family Solutions Inc.	843,391	93,996
*	Liberty Media Corp-Liberty Formula One	2,798,393	85,911
*	Five Below Inc.	809,388	82,817
*	Etsy Inc.	1,661,926	79,058
	Dunkin’ Brands Group Inc.	1,199,671	76,923
*	Madison Square Garden Co. Class A	265,218	70,999
*	Planet Fitness Inc. Class A	1,280,572	68,664
	Casey’s General Stores Inc.	531,525	68,110
*	Grand Canyon Education Inc.	699,091	67,211
	Vail Resorts Inc.	293,734	61,925
	Texas Roadhouse Inc. Class A	987,243	58,938
*	Trade Desk Inc. Class A	500,170	58,050
	Six Flags Entertainment Corp.	1,042,197	57,977
	Cable One Inc.	70,407	57,741
*,^	Caesars Entertainment Corp.	8,269,630	56,151
	Dolby Laboratories Inc. Class A	883,107	54,611
*	Ollie’s Bargain Outlet Holdings Inc.	774,063	51,483
*	GrubHub Inc.	658,675	50,593
	Nexstar Media Group Inc. Class A	629,343	49,492
*	Live Nation Entertainment Inc.	990,770	48,795
	Marriott Vacations Worldwide Corp.	614,751	43,346
	Sabre Corp.	1,999,334	43,266
*	Chegg Inc.	1,501,881	42,683
	World Wrestling Entertainment Inc. Class A	567,493	42,403
*	Sprouts Farmers Market Inc.	1,760,683	41,394
*	Yelp Inc. Class A	1,146,420	40,113
*	Stamps.com Inc.	249,769	38,874
	Churchill Downs Inc.	157,697	38,469
*	Hilton Grand Vacations Inc.	1,407,571	37,146
*	ServiceMaster Global Holdings Inc.	985,245	36,198
	Choice Hotels International Inc.	487,851	34,920
*,^	RH	290,626	34,823
*	Belmond Ltd. Class A	1,271,449	31,824
	Monro Inc.	455,167	31,293
*	Liberty Expedia Holdings Inc. Class A	791,626	30,960
	Morningstar Inc.	278,897	30,634
*	Eldorado Resorts Inc.	843,029	30,526
*	Pandora Media Inc.	3,722,281	30,113
*	Roku Inc.	952,474	29,184
*	Cargurus Inc.	843,654	28,456
	Jack in the Box Inc.	355,231	27,577
	Wingstop Inc.	425,488	27,312
*	National Vision Holdings Inc.	952,671	26,837
*	Weight Watchers International Inc.	678,948	26,173
	Dave & Buster’s Entertainment Inc.	564,003	25,132
*	Sotheby’s	605,227	24,052
	Boyd Gaming Corp.	1,140,805	23,706
	PriceSmart Inc.	376,408	22,246
*	Groupon Inc. Class A	6,632,187	21,223
	Red Rock Resorts Inc. Class A	1,011,872	20,551
*	Floor & Decor Holdings Inc. Class A	777,512	20,138
*	Shutterfly Inc.	488,070	19,650
*,^	ANGI Homeservices Inc. Class A	1,032,875	16,598
	Allegiant Travel Co. Class A	164,378	16,474
*	Shake Shack Inc. Class A	362,569	16,468
	BJ’s Restaurants Inc.	309,236	15,638
*	Scientific Games Corp.	799,200	14,290
*	frontdoor Inc.	491,519	13,079
*	At Home Group Inc.	691,541	12,904
*	Quotient Technology Inc.	1,175,196	12,551
*	Liberty Media Corp-Liberty Formula One Class A	353,976	10,520
*	TrueCar Inc.	1,131,924	10,255

26

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	SeaWorld Entertainment Inc.	381,809	8,434
*,^	Carvana Co. Class A	253,395	8,289
	Papa John’s International Inc.	160,340	6,383
	EW Scripps Co. Class A	399,331	6,281
*	Diplomat Pharmacy Inc.	406,352	5,469
*,^	Stitch Fix Inc. Class A	288,102	4,924
*	Herc Holdings Inc.	175,927	4,572
*,^	Upwork Inc.	231,336	4,189
*,^	Lumber Liquidators Holdings Inc.	413,992	3,941
	Cheesecake Factory Inc.	509	22
	Lions Gate Entertainment Corp. Class B	1,306	19
	Lions Gate Entertainment Corp. Class A	661	11
	New Media Investment Group Inc.	707	8
	Tile Shop Holdings Inc.	484	3
*	Blue Apron Holdings Inc. Class A	766	1
			2,651,253
Financials (17.3%)
	Sun Communities Inc.	1,191,551	121,193
	Equity LifeStyle Properties Inc.	1,173,126	113,946
	MarketAxess Holdings Inc.	518,698	109,606
	VICI Properties Inc.	5,301,957	99,571
	Kilroy Realty Corp.	1,463,407	92,019
	Lamar Advertising Co. Class A	1,235,795	85,492
	Medical Properties Trust Inc.	5,300,350	85,230
	American Campus Communities Inc.	1,990,292	82,378
	CyrusOne Inc.	1,537,136	81,284
	Douglas Emmett Inc.	2,344,895	80,031
	STORE Capital Corp.	2,781,948	78,757
	CubeSmart	2,705,941	77,633
	Healthcare Trust of America Inc. Class A	3,005,692	76,074
	Signature Bank	736,599	75,730
	American Homes 4 Rent Class A	3,652,971	72,511
*	Credit Acceptance Corp.	182,290	69,591
	Hudson Pacific Properties Inc.	2,276,018	66,141
	Life Storage Inc.	676,921	62,947
*	GCI Liberty Inc. Class A	1,428,341	58,791
*	Howard Hughes Corp.	593,649	57,952
*	Zillow Group Inc.	1,817,479	57,396
*	Green Dot Corp. Class A	688,903	54,782
*	Western Alliance Bancorp	1,383,773	54,645
	Pebblebrook Hotel Trust	1,909,059	54,045
	Healthcare Realty Trust Inc.	1,819,038	51,733
	Omega Healthcare Investors Inc.	1,457,440	51,229
	Pinnacle Financial Partners Inc.	1,074,706	49,544
	CoreSite Realty Corp.	533,030	46,496
*	Essent Group Ltd.	1,354,100	46,283
	Ryman Hospitality Properties Inc.	671,027	44,751
	Spirit Realty Capital Inc.	1,244,678	43,875
	FirstCash Inc.	605,047	43,775
	Physicians Realty Trust	2,648,105	42,449
	Bank OZK	1,774,679	40,516
	Rexford Industrial Realty Inc.	1,347,711	39,717
	STAG Industrial Inc.	1,581,572	39,350
	Paramount Group Inc.	3,101,585	38,956
	Uniti Group Inc.	2,468,390	38,433
*	Texas Capital Bancshares Inc.	728,864	37,238
	Home BancShares Inc.	2,260,598	36,938
	PS Business Parks Inc.	278,053	36,425
	Evercore Inc. Class A	499,655	35,755
	Americold Realty Trust	1,395,847	35,650
	Kennedy-Wilson Holdings Inc.	1,779,962	32,342
	Colony Capital Inc.	6,770,247	31,685
	Terreno Realty Corp.	858,850	30,206
	CenterState Bank Corp.	1,389,184	29,228

27

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Simmons First National Corp. Class A	1,206,545	29,114
	QTS Realty Trust Inc. Class A	740,760	27,445
	Sterling Bancorp	1,629,868	26,909
	Retail Opportunity Investments Corp.	1,655,622	26,291
*	Zillow Group Inc. Class A	800,139	25,148
*,^	LendingTree Inc.	111,786	24,545
	Virtu Financial Inc. Class A	924,999	23,828
*	Eagle Bancorp Inc.	473,952	23,086
	Moelis & Co. Class A	664,378	22,841
	LegacyTexas Financial Group Inc.	704,184	22,597
	Towne Bank	941,992	22,561
	CareTrust REIT Inc.	1,218,299	22,490
*	Pacific Premier Bancorp Inc.	862,018	21,999
	Sabra Health Care REIT Inc.	1,294,722	21,337
	ServisFirst Bancshares Inc.	658,373	20,982
	Ameris Bancorp	655,433	20,758
*	Axos Financial Inc.	821,227	20,679
	HFF Inc. Class A	539,722	17,897
	Newmark Group Inc. Class A	2,141,722	17,177
	Kite Realty Group Trust	1,216,038	17,134
	Corporate Office Properties Trust	791,788	16,651
	Kearny Financial Corp.	1,259,226	16,143
*	LendingClub Corp.	5,880,910	15,467
	Investment Technology Group Inc.	455,914	13,787
	Independent Bank Group Inc.	287,733	13,170
	Urban Edge Properties	790,080	13,131
	TFS Financial Corp.	813,818	13,127
*,^	Redfin Corp.	910,888	13,117
	WisdomTree Investments Inc.	1,889,461	12,565
	National Bank Holdings Corp. Class A	380,242	11,738
*	Marcus & Millichap Inc.	308,709	10,598
	Cohen & Steers Inc.	305,694	10,491
	American Assets Trust Inc.	256,911	10,320
	Houlihan Lokey Inc. Class A	251,844	9,268
	Hamilton Lane Inc. Class A	244,715	9,054
	Alexander’s Inc.	29,683	9,046
*	Focus Financial Partners Inc. Class A	277,751	7,313
*	St. Joe Co.	485,496	6,394
	Front Yard Residential Corp.	700,800	6,118
*	Third Point Reinsurance Ltd.	581,470	5,605
	RMR Group Inc. Class A	99,173	5,264
	New Senior Investment Group Inc.	1,133,828	4,671
*	On Deck Capital Inc.	408,190	2,408
	GAMCO Investors Inc. Class A	80,259	1,356
*	Forestar Group Inc.	76,023	1,053
*	PennyMac Financial Services Inc.	281	6
	Spirit MTA REIT	527	4
*	Cushman & Wakefield plc	95	1
			3,483,003
Health Care (19.2%)
*	Exact Sciences Corp.	1,785,007	112,634
*	Sarepta Therapeutics Inc.	974,682	106,367
	West Pharmaceutical Services Inc.	1,075,938	105,474
*	Ionis Pharmaceuticals Inc.	1,798,282	97,215
*	Neurocrine Biosciences Inc.	1,317,060	94,051
*	Exelixis Inc.	4,342,442	85,416
	Bio-Techne Corp.	548,511	79,380
*	Bluebird Bio Inc.	794,374	78,802
*	PRA Health Sciences Inc.	849,317	78,103
*	DexCom Inc.	645,184	77,293
*	Masimo Corp.	692,725	74,378
*	Bio-Rad Laboratories Inc. Class A	306,904	71,269
*	Insulet Corp.	858,047	68,060
*	Catalent Inc.	2,111,437	65,835

28

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Chemed Corp.	232,370	65,826
	STERIS plc	613,635	65,567
*	ICU Medical Inc.	282,636	64,902
*	Penumbra Inc.	451,014	55,114
*	Amedisys Inc.	463,076	54,231
*	FibroGen Inc.	1,110,782	51,407
*	HealthEquity Inc.	859,069	51,243
*	Molina Healthcare Inc.	430,414	50,023
*	Wright Medical Group NV	1,816,708	49,451
*,^	Teladoc Health Inc.	967,320	47,950
*	Globus Medical Inc.	1,104,087	47,785
*	Horizon Pharma plc	2,434,636	47,573
*	Syneos Health Inc.	1,199,404	47,197
*	Integra LifeSciences Holdings Corp.	989,732	44,637
*	Array BioPharma Inc.	3,094,627	44,098
	Bruker Corp.	1,478,117	44,004
	Healthcare Services Group Inc.	1,071,792	43,065
*	Merit Medical Systems Inc.	756,592	42,225
*,^	TESARO Inc.	559,656	41,554
*	Neogen Corp.	715,210	40,767
*	LHC Group Inc.	432,855	40,636
*,^	Ligand Pharmaceuticals Inc.	293,244	39,793
	Cantel Medical Corp.	515,079	38,348
*	Haemonetics Corp.	375,327	37,551
*	Emergent BioSolutions Inc.	629,045	37,290
*	NuVasive Inc.	746,873	37,015
*	Novocure Ltd.	1,080,751	36,184
*	HMS Holdings Corp.	1,218,656	34,281
*	Immunomedics Inc.	2,347,669	33,501
*	Omnicell Inc.	546,765	33,484
*	Agios Pharmaceuticals Inc.	718,233	33,118
*,^	Inogen Inc.	265,707	32,993
*	Acadia Healthcare Co. Inc.	1,281,746	32,954
*	Intercept Pharmaceuticals Inc.	323,021	32,557
*	Repligen Corp.	573,279	30,235
*	Global Blood Therapeutics Inc.	727,329	29,857
*	Ultragenyx Pharmaceutical Inc.	661,140	28,746
*	Tandem Diabetes Care Inc.	749,266	28,450
*	Loxo Oncology Inc.	199,747	27,979
	Ensign Group Inc.	721,270	27,978
*	Arena Pharmaceuticals Inc.	717,578	27,950
*	Glaukos Corp.	497,052	27,919
*	NxStage Medical Inc.	968,251	27,711
*	Halozyme Therapeutics Inc.	1,890,589	27,659
*	ACADIA Pharmaceuticals Inc.	1,641,240	26,539
*	Heron Therapeutics Inc.	1,019,805	26,454
*	Amicus Therapeutics Inc.	2,749,227	26,338
*	Xencor Inc.	694,213	25,103
*	Acceleron Pharma Inc.	570,222	24,833
*	Pacira Pharmaceuticals Inc.	567,304	24,405
*	MyoKardia Inc.	497,175	24,292
*	Supernus Pharmaceuticals Inc.	721,054	23,953
*	PTC Therapeutics Inc.	696,139	23,891
*	Quidel Corp.	485,628	23,708
*	Amneal Pharmaceuticals Inc.	1,585,139	21,447
*	Ironwood Pharmaceuticals Inc. Class A	2,034,514	21,078
*	Medpace Holdings Inc.	387,842	20,528
*	Genomic Health Inc.	314,763	20,274
*,^	Corcept Therapeutics Inc.	1,509,476	20,167
*	REGENXBIO Inc.	468,082	19,636
*	Medicines Co.	965,569	18,481
*	Cambrex Corp.	487,429	18,405
*	Spark Therapeutics Inc.	465,993	18,239
*,^	Portola Pharmaceuticals Inc.	916,647	17,893

29

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Innoviva Inc.	953,926	16,646
*,^	Theravance Biopharma Inc.	643,803	16,475
*	Blueprint Medicines Corp.	302,691	16,318
*	Nevro Corp.	416,105	16,182
*	WageWorks Inc.	575,730	15,637
*	Momenta Pharmaceuticals Inc.	1,394,976	15,400
*	Insmed Inc.	1,119,662	14,690
*	Tivity Health Inc.	584,626	14,505
*	Aimmune Therapeutics Inc.	597,093	14,282
*	Editas Medicine Inc.	624,940	14,217
	Luminex Corp.	615,111	14,215
*	Orthofix Medical Inc.	261,080	13,704
*	BioTelemetry Inc.	229,364	13,698
*,^	OPKO Health Inc.	4,472,725	13,463
*	Clovis Oncology Inc.	727,309	13,062
*	Spectrum Pharmaceuticals Inc.	1,397,517	12,228
*	iRhythm Technologies Inc.	158,055	10,982
*	Radius Health Inc.	661,298	10,905
*	Acorda Therapeutics Inc.	690,730	10,762
*	STAAR Surgical Co.	320,333	10,222
	Meridian Bioscience Inc.	584,988	10,155
*	Atara Biotherapeutics Inc.	281,696	9,786
*	Puma Biotechnology Inc.	470,791	9,581
	HealthStream Inc.	375,657	9,072
*	Natera Inc.	628,440	8,773
*	Alder Biopharmaceuticals Inc.	843,509	8,646
*	Sangamo Therapeutics Inc.	741,391	8,511
*	CorVel Corp.	136,174	8,405
*,^	Esperion Therapeutics Inc.	175,229	8,060
*	Natus Medical Inc.	233,083	7,932
*	AMAG Pharmaceuticals Inc.	476,496	7,238
*	Guardant Health Inc.	186,667	7,017
*	Varex Imaging Corp.	277,355	6,568
*,^	Intrexon Corp.	996,488	6,517
*,^	Allakos Inc.	122,213	6,388
*	Intellia Therapeutics Inc.	441,423	6,025
*,^	Akcea Therapeutics Inc.	194,352	5,858
*	Epizyme Inc.	860,463	5,300
*,^	TherapeuticsMD Inc.	1,370,598	5,222
*,^	Allogene Therapeutics Inc.	176,265	4,747
*	Tricida Inc.	183,330	4,323
*	Lexicon Pharmaceuticals Inc.	621,362	4,126
*	Achillion Pharmaceuticals Inc.	1,903,558	3,027
*,^	Rubius Therapeutics Inc.	172,053	2,767
*	Five Prime Therapeutics Inc.	242,265	2,253
*	Accuray Inc.	597,970	2,039
*,^	ZIOPHARM Oncology Inc.	930,572	1,740
*,^	Insys Therapeutics Inc.	441,588	1,546
*,^	Surgery Partners Inc.	124,504	1,219
*	Aduro Biotech Inc.	359,750	950
*	Akebia Therapeutics Inc.	130,274	720
*,^	Moderna Inc.	30,805	470
*	Denali Therapeutics Inc.	765	16
*	Kiniksa Pharmaceuticals Ltd. Class A	77	2
	Wright Medical Group Inc.	165,303	2
			3,875,343
Industrials (19.3%)
*	Zebra Technologies Corp.	781,459	124,432
	Lennox International Inc.	555,818	121,646
*	Teledyne Technologies Inc.	497,819	103,083
	Graco Inc.	2,417,337	101,166
*	HD Supply Holdings Inc.	2,534,876	95,109
*	Berry Global Group Inc.	1,905,535	90,570
*	WEX Inc.	626,037	87,683

30

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Nordson Corp.	717,935	85,686
	National Instruments Corp.	1,827,301	82,923
	Toro Co.	1,456,075	81,365
*	Fair Isaac Corp.	399,528	74,712
*	Euronet Worldwide Inc.	711,411	72,834
	Hexcel Corp.	1,250,534	71,706
	Jack Henry & Associates Inc.	561,345	71,021
	Watsco Inc.	466,490	64,907
	HEICO Corp. Class A	1,006,402	63,403
	MAXIMUS Inc.	931,815	60,652
	Woodward Inc.	807,580	59,995
	Littelfuse Inc.	347,116	59,523
^	Universal Display Corp.	615,688	57,610
	Landstar System Inc.	597,146	57,129
	Genpact Ltd.	2,070,699	55,888
	BWX Technologies Inc.	1,433,981	54,821
	USG Corp.	1,217,858	51,954
	Insperity Inc.	546,525	51,024
*	Trex Co. Inc.	853,348	50,655
*	RBC Bearings Inc.	359,699	47,157
	HEICO Corp.	608,084	47,114
	Cognex Corp.	1,187,970	45,939
	Air Lease Corp. Class A	1,481,597	44,759
	AO Smith Corp.	1,044,959	44,620
	Knight-Swift Transportation Holdings Inc.	1,774,571	44,489
	FLIR Systems Inc.	1,004,706	43,745
*	Proto Labs Inc.	373,510	42,128
*	Keysight Technologies Inc.	677,548	42,062
*	Allegheny Technologies Inc.	1,825,481	39,741
	Eagle Materials Inc.	646,975	39,485
*	ASGN Inc.	724,087	39,463
*	AMN Healthcare Services Inc.	680,737	38,571
*	Gardner Denver Holdings Inc.	1,876,452	38,373
	Exponent Inc.	755,440	38,308
*	Coherent Inc.	354,095	37,431
*	Clean Harbors Inc.	732,106	36,129
*	Aerojet Rocketdyne Holdings Inc.	1,023,471	36,057
*	Axon Enterprise Inc.	806,461	35,283
	John Bean Technologies Corp.	459,076	32,966
*	SiteOne Landscape Supply Inc.	593,091	32,780
	Simpson Manufacturing Co. Inc.	600,875	32,525
*	Cimpress NV	314,252	32,500
*	Mercury Systems Inc.	667,848	31,583
*	Novanta Inc.	481,615	30,342
*	II-VI Inc.	879,800	28,558
*	Paylocity Holding Corp.	460,119	27,704
*	Imperva Inc.	485,645	27,046
*	Rogers Corp.	267,103	26,459
*	Kirby Corp.	391,262	26,355
	Albany International Corp.	421,181	26,294
*	TriNet Group Inc.	613,914	25,754
*	ExlService Holdings Inc.	472,697	24,873
	Franklin Electric Co. Inc.	577,089	24,746
*	Advanced Disposal Services Inc.	1,030,205	24,663
*	Dycom Industries Inc.	431,835	23,336
	Forward Air Corp.	424,588	23,289
*	TopBuild Corp.	513,983	23,129
*	Itron Inc.	486,634	23,013
	Covanta Holding Corp.	1,713,179	22,991
	Cubic Corp.	422,870	22,725
*	Aerovironment Inc.	312,814	21,256
	Mueller Water Products Inc. Class A	2,291,529	20,853
*	Saia Inc.	373,181	20,831
	Badger Meter Inc.	422,819	20,807

31

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Summit Materials Inc. Class A	1,621,668	20,109
	Armstrong World Industries Inc.	341,933	19,904
	AAON Inc.	567,474	19,896
*	Evolent Health Inc. Class A	967,156	19,295
	Schneider National Inc. Class B	1,023,637	19,111
	Raven Industries Inc.	522,225	18,899
*	Air Transport Services Group Inc.	815,202	18,595
*	Builders FirstSource Inc.	1,666,298	18,179
	EnPro Industries Inc.	301,218	18,103
*	Masonite International Corp.	385,209	17,269
*	Ambarella Inc.	442,348	15,473
	AZZ Inc.	378,281	15,267
	Lindsay Corp.	156,240	15,038
*,^	Inovalon Holdings Inc. Class A	990,827	14,050
	Sun Hydraulics Corp.	417,878	13,869
	Granite Construction Inc.	340,552	13,717
*	Continental Building Products Inc.	535,100	13,618
	Advanced Drainage Systems Inc.	539,400	13,080
	Tennant Co.	250,084	13,032
	Heartland Express Inc.	654,471	11,977
	Comfort Systems USA Inc.	269,955	11,792
	Apogee Enterprises Inc.	388,921	11,609
*	Installed Building Products Inc.	317,515	10,697
*	FARO Technologies Inc.	246,625	10,023
	Gorman-Rupp Co.	303,449	9,835
	GrafTech International Ltd.	843,830	9,653
*	Thermon Group Holdings Inc.	473,224	9,597
*	SEACOR Holdings Inc.	238,564	8,827
*	Evo Payments Inc. Class A	350,114	8,637
*	GreenSky Inc. Class A	797,236	7,630
*	JELD-WEN Holding Inc.	487,509	6,928
	Quanex Building Products Corp.	509,581	6,925
*	Verra Mobility Corp.	678,904	6,626
	Methode Electronics Inc.	255,667	5,954
*	Veeco Instruments Inc.	695,379	5,153
*	Vicor Corp.	134,389	5,079
*	MACOM Technology Solutions Holdings Inc.	331,401	4,809
*	Astronics Corp.	152,473	4,643
*,^	Livent Corp.	317,813	4,386
*	Mistras Group Inc.	246,320	3,542
	REV Group Inc.	367,261	2,758
*	InnerWorkings Inc.	320,869	1,200
*	Armstrong Flooring Inc.	77,286	915
			3,895,428
Oil & Gas (3.5%)
*	WPX Energy Inc.	6,104,437	69,285
*	Parsley Energy Inc. Class A	3,866,594	61,788
*	Transocean Ltd.	7,963,875	55,269
*	Newfield Exploration Co.	2,909,796	42,658
	Core Laboratories NV	642,313	38,320
	Helmerich & Payne Inc.	751,659	36,035
*	Antero Resources Corp.	3,681,527	34,570
	Patterson-UTI Energy Inc.	3,001,261	31,063
*	Apergy Corp.	1,123,358	30,421
*	Centennial Resource Development Inc. Class A	2,686,685	29,607
*	Chart Industries Inc.	453,195	29,471
*	PDC Energy Inc.	959,783	28,563
*	Matador Resources Co.	1,520,715	23,617
*	Callon Petroleum Co.	3,305,458	21,452
*	SRC Energy Inc.	3,523,641	16,561
*	Magnolia Oil & Gas Corp.	1,474,556	16,530
*	Cactus Inc. Class A	546,817	14,988
*	Carrizo Oil & Gas Inc.	1,197,742	13,523
*	Oasis Petroleum Inc.	2,312,553	12,788

32

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Tellurian Inc.	1,397,355	9,712
*	Laredo Petroleum Inc.	2,547,244	9,221
*	Newpark Resources Inc.	1,251,614	8,599
*,^	Weatherford International plc	14,539,115	8,127
	RPC Inc.	780,120	7,700
*	ProPetro Holding Corp.	606,937	7,477
*	WildHorse Resource Development Corp.	518,482	7,316
*	Extraction Oil & Gas Inc.	1,662,744	7,133
*,^	Jagged Peak Energy Inc.	774,135	7,060
*	Gulfport Energy Corp.	1,071,581	7,019
	Liberty Oilfield Services Inc. Class A	509,115	6,593
*	Keane Group Inc.	610,999	4,998
*	Forum Energy Technologies Inc.	1,189,511	4,913
*	Exterran Corp.	223,681	3,959
*	FTS International Inc.	470,666	3,346
*	Roan Resources Inc.	276,507	2,317
*,^	Covia Holdings Corp.	290,813	995
*	NCS Multistage Holdings Inc.	81,990	417
*	Eclipse Resources Corp.	6,383	7
			713,418
Other (0.0%)[2]
*,§	NewStar Financial Inc	323,987	84
*,§	Media General Inc. CVR	1,362,047	53
*,§	Clinical Data CVR	132,154	—
			137
Technology (18.6%)
*	PTC Inc.	1,551,275	128,601
*	Tableau Software Inc. Class A	1,039,186	124,702
*	Ultimate Software Group Inc.	431,450	105,649
*	Tyler Technologies Inc.	535,683	99,541
*	Twilio Inc. Class A	1,092,609	97,570
*	Guidewire Software Inc.	1,176,558	94,395
*	Integrated Device Technology Inc.	1,873,868	90,751
*	Paycom Software Inc.	723,616	88,607
*	EPAM Systems Inc.	745,220	86,453
*	Zendesk Inc.	1,476,926	86,208
*	Okta Inc.	1,339,170	85,439
*	Aspen Technology Inc.	1,027,886	84,472
*	Nutanix Inc.	1,945,841	80,927
*	RingCentral Inc. Class A	946,221	78,006
*	athenahealth Inc.	589,801	77,812
*	Ciena Corp.	2,071,149	70,233
*	HubSpot Inc.	541,265	68,053
	Monolithic Power Systems Inc.	585,164	68,025
*	Proofpoint Inc.	793,642	66,515
*	Cree Inc.	1,489,542	63,715
	LogMeIn Inc.	742,474	60,564
	Entegris Inc.	2,052,643	57,258
*	Medidata Solutions Inc.	844,285	56,922
*	RealPage Inc.	1,091,193	52,585
	MKS Instruments Inc.	784,903	50,713
*	Coupa Software Inc.	801,044	50,354
*	New Relic Inc.	620,442	50,237
*	DocuSign Inc. Class A	1,250,905	50,136
*	Silicon Laboratories Inc.	626,649	49,386
*,^	ViaSat Inc.	823,070	48,520
*	Pure Storage Inc. Class A	2,980,589	47,928
	j2 Global Inc.	680,097	47,185
*	Lumentum Holdings Inc.	1,079,363	45,344
	Blackbaud Inc.	705,443	44,372
*	ACI Worldwide Inc.	1,600,297	44,280
*	FireEye Inc.	2,718,371	44,065
*	Manhattan Associates Inc.	949,608	40,235
*	2U Inc.	799,215	39,737

33

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Cornerstone OnDemand Inc.	766,387	38,649
*	Qualys Inc.	486,152	36,335
*	CommVault Systems Inc.	605,077	35,754
*	Five9 Inc.	810,913	35,453
	InterDigital Inc.	505,634	33,589
*	Ellie Mae Inc.	506,053	31,795
*	Box Inc.	1,851,148	31,247
*	Envestnet Inc.	630,876	31,033
*	Alteryx Inc. Class A	519,045	30,868
*	Bottomline Technologies DE Inc.	625,803	30,039
*	Zscaler Inc.	708,430	27,778
	Cogent Communications Holdings Inc.	607,644	27,472
	Pegasystems Inc.	571,562	27,338
*	Alarm.com Holdings Inc.	522,842	27,120
	Brooks Automation Inc.	1,026,862	26,883
*	Q2 Holdings Inc.	535,477	26,533
*	SailPoint Technologies Holding Inc.	1,083,612	25,454
	Power Integrations Inc.	404,672	24,677
*	Allscripts Healthcare Solutions Inc.	2,537,720	24,464
*	Advanced Energy Industries Inc.	559,014	23,998
*	Varonis Systems Inc.	406,554	21,507
*	Blackline Inc.	515,891	21,126
*,^	Ceridian HCM Holding Inc.	601,522	20,746
^	Ubiquiti Networks Inc.	205,864	20,465
*	Cloudera Inc.	1,782,160	19,711
*	Inphi Corp.	608,627	19,567
*	Diodes Inc.	583,963	18,839
*	SendGrid Inc.	412,733	17,818
*	Rapid7 Inc.	549,813	17,132
*	Acacia Communications Inc.	440,252	16,730
*	MicroStrategy Inc. Class A	130,166	16,629
*,^	MongoDB Inc.	194,326	16,273
	Plantronics Inc.	490,974	16,251
*,^	3D Systems Corp.	1,575,487	16,023
*	MaxLinear Inc.	901,455	15,866
*	LivePerson Inc.	830,774	15,668
*	Hortonworks Inc.	1,039,731	14,993
	Ebix Inc.	317,938	13,531
*	Appfolio Inc.	222,292	13,164
*	Cray Inc.	593,178	12,807
*	Benefitfocus Inc.	278,520	12,734
*	Lattice Semiconductor Corp.	1,790,807	12,392
*	Cision Ltd.	1,058,743	12,387
*	Altair Engineering Inc. Class A	443,342	12,227
	NIC Inc.	918,638	11,465
*	Infinera Corp.	2,541,112	10,139
	Shutterstock Inc.	279,859	10,078
*	Virtusa Corp.	195,516	8,327
*	FormFactor Inc.	538,091	7,582
*	Anaplan Inc.	269,868	7,162
*	CEVA Inc.	318,103	7,027
*	Loral Space & Communications Inc.	187,084	6,969
	Forrester Research Inc.	146,537	6,550
*	Endurance International Group Holdings Inc.	940,255	6,253
*	nLight Inc.	344,956	6,133
*	Carbon Black Inc.	443,264	5,949
	Switch Inc.	680,843	4,766
*,^	Eventbrite Inc. Class A	166,885	4,641
*	Smartsheet Inc. Class A	184,445	4,585
*	Tenable Holdings Inc.	202,132	4,485
*	Elastic NV	51,667	3,693
*	Castlight Health Inc. Class B	1,254,870	2,723
*	WideOpenWest Inc.	365,049	2,603
*,^	Gogo Inc.	817,567	2,444

34

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

				Shares	Market Value ($000)
*		MobileIron Inc.		487,985	2,240
*		SecureWorks Corp. Class A		119,097	2,012
*		Veeva Systems Inc. Class A		1,493	133
*		Fortinet Inc.		1,777	125
*		Cirrus Logic Inc.		752	25
*		Rambus Inc.		1,327	10
		Monotype Imaging Holdings Inc.		495	8
*		SVMK Inc.		149	2
					3,744,689
Telecommunications (0.3%)
		Shenandoah Telecommunications Co.		683,934	30,264
*,^		GTT Communications Inc.		635,605	15,038
		ATN International Inc.		150,776	10,785
*		Cincinnati Bell Inc.		726,571	5,653
*,^		Globalstar Inc.		8,197,712	5,244
					66,984
Utilities (0.9%)
		NRG Energy Inc.		1,996,809	79,074
		Ormat Technologies Inc.		588,792	30,794
		Pattern Energy Group Inc. Class A		1,424,681	26,527
*		Sunrun Inc.		1,380,748	15,036
		TerraForm Power Inc. Class A		911,332	10,225
*		Evoqua Water Technologies Corp.		993,533	9,538
*,^		Bloom Energy Corp. Class A		259,304	2,588
*,^		Vivint Solar Inc.		309,718	1,180
					174,962
Total Common Stocks (Cost $18,037,211)					20,150,719

		Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	2.530%		3,103,237	310,324

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	3,000	2,974
Total Temporary Cash Investments (Cost $313,273)					313,298
Total Investments (101.5%) (Cost $18,350,484)					20,464,017
Other Assets and Liabilities—Net (-1.5%)[4,6]					(299,432)
Net Assets (100%)					20,164,585

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $285,856,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $298,687,000 of collateral received for securities on loan.
5	Securities with a value of $1,239,000 have been segregated as initial margin for open futures contracts.
6	Cash of $870,000 has been segregated as collateral for open over-the-counter swap contracts.

35

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2018

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Basic Materials (5.5%)
	RPM International Inc.	2,152,204	126,507
	Chemours Co.	2,773,316	78,263
	Ashland Global Holdings Inc.	1,013,272	71,902
	WR Grace & Co.	1,085,979	70,491
	Huntsman Corp.	3,294,905	63,559
	Olin Corp.	2,704,300	54,383
	Steel Dynamics Inc.	1,767,306	53,090
	United States Steel Corp.	2,873,120	52,406
	Peabody Energy Corp.	1,456,248	44,386
*	Alcoa Corp.	1,510,750	40,156
	Scotts Miracle-Gro Co.	628,716	38,641
	Sensient Technologies Corp.	685,196	38,268
	Cabot Corp.	874,475	37,550
*	Cleveland-Cliffs Inc.	4,827,314	37,122
	PolyOne Corp.	1,292,836	36,975
	Quaker Chemical Corp.	205,136	36,455
	Domtar Corp.	1,015,729	35,683
	HB Fuller Co.	821,464	35,052
	Minerals Technologies Inc.	569,668	29,247
	Commercial Metals Co.	1,811,866	29,026
	Carpenter Technology Corp.	766,784	27,305
*	GCP Applied Technologies Inc.	1,050,836	25,798
	Innospec Inc.	394,649	24,373
	Stepan Co.	328,114	24,280
	Worthington Industries Inc.	670,142	23,348
	Compass Minerals International Inc.	548,129	22,851
	Arch Coal Inc. Class A	274,171	22,753
	Kaiser Aluminum Corp.	253,230	22,611
*	Contura Energy Inc.	301,218	19,802
	Warrior Met Coal Inc.	768,899	18,538
	Hecla Mining Co.	7,788,612	18,381
*	Univar Inc.	915,558	16,242
	Materion Corp.	327,585	14,738
*	CONSOL Energy Inc.	404,351	12,822
	Schweitzer-Mauduit International Inc.	503,719	12,618
*,^	AK Steel Holding Corp.	5,174,881	11,643
*	Kraton Corp.	522,815	11,418
	Tronox Ltd. Class A	1,463,750	11,388
*	Ferro Corp.	672,063	10,538
	Rayonier Advanced Materials Inc.	825,218	8,789
	Schnitzer Steel Industries Inc.	405,225	8,733
	Innophos Holdings Inc.	322,129	7,902
	Tredegar Corp.	489,919	7,770
	Resolute Forest Products Inc.	968,115	7,677
*	Coeur Mining Inc.	1,640,649	7,334
	PH Glatfelter Co.	720,208	7,029
	FutureFuel Corp.	434,426	6,890
*	Clearwater Paper Corp.	270,237	6,586
*	Century Aluminum Co.	791,651	5,787
	Haynes International Inc.	206,331	5,447
*	Koppers Holdings Inc.	313,809	5,347
*	TimkenSteel Corp.	590,869	5,164
*	SunCoke Energy Inc.	535,764	4,581
	Kronos Worldwide Inc.	381,938	4,400
			1,460,045
Consumer Goods (7.3%)
*	US Foods Holding Corp.	3,521,623	111,424
*	Herbalife Nutrition Ltd.	1,645,970	97,030
	Leggett & Platt Inc.	2,114,721	75,792
*	Deckers Outdoor Corp.	471,823	60,370
	Valvoline Inc.	3,049,459	59,007

37

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Helen of Troy Ltd.	428,122	56,161
*,^	Mattel Inc.	5,590,231	55,846
	Flowers Foods Inc.	2,904,918	53,654
	Nu Skin Enterprises Inc. Class A	855,453	52,465
	Ingredion Inc.	573,119	52,383
*	Darling Ingredients Inc.	2,669,028	51,352
	Wolverine World Wide Inc.	1,458,500	46,511
*	TreeHouse Foods Inc.	907,644	46,027
	Energizer Holdings Inc.	966,148	43,622
	Thor Industries Inc.	813,054	42,279
	Goodyear Tire & Rubber Co.	1,889,198	38,558
	Sanderson Farms Inc.	332,859	33,049
*	Edgewell Personal Care Co.	875,658	32,706
	Dana Inc.	2,343,124	31,937
^	B&G Foods Inc.	1,067,862	30,872
*	Taylor Morrison Home Corp. Class A	1,922,392	30,566
	Herman Miller Inc.	960,093	29,043
*	Visteon Corp.	468,409	28,236
	Lancaster Colony Corp.	155,920	27,576
	Spectrum Brands Holdings Inc.	649,091	27,424
	KB Home	1,431,237	27,337
	Cooper Tire & Rubber Co.	811,662	26,241
*	TRI Pointe Group Inc.	2,302,580	25,167
	HNI Corp.	708,960	25,118
*	Meritor Inc.	1,374,743	23,247
	Tenneco Inc. Class A	832,251	22,795
*	Hain Celestial Group Inc.	1,432,429	22,718
	Universal Corp.	404,404	21,898
	La-Z-Boy Inc.	761,264	21,095
	Tupperware Brands Corp.	667,863	21,084
*	Central Garden & Pet Co. Class A	673,246	21,039
	MDC Holdings Inc.	732,468	20,590
	Delphi Technologies plc	1,434,005	20,535
*	American Axle & Manufacturing Holdings Inc.	1,810,889	20,101
	Steelcase Inc. Class A	1,336,075	19,814
	Cal-Maine Foods Inc.	461,411	19,518
*	G-III Apparel Group Ltd.	676,524	18,868
	Columbia Sportswear Co.	222,537	18,713
	Inter Parfums Inc.	279,411	18,321
*	Cooper-Standard Holdings Inc.	288,534	17,924
*	Hostess Brands Inc. Class A	1,532,527	16,766
	Seaboard Corp.	4,736	16,756
*	Garrett Motion Inc.	1,197,959	14,783
	Fresh Del Monte Produce Inc.	507,611	14,350
	Sturm Ruger & Co. Inc.	267,737	14,249
	Knoll Inc.	766,392	12,630
*	Pilgrim’s Pride Corp.	813,651	12,620
	Andersons Inc.	417,263	12,472
*	Fossil Group Inc.	726,554	11,429
	Acushnet Holdings Corp.	540,369	11,386
	ACCO Brands Corp.	1,661,095	11,262
*	Meritage Homes Corp.	306,361	11,250
*	American Outdoor Brands Corp.	848,442	10,911
*	Vista Outdoor Inc.	941,298	10,684
	National Presto Industries Inc.	85,711	10,021
^	Tootsie Roll Industries Inc.	285,172	9,525
	Oxford Industries Inc.	131,869	9,368
*	Modine Manufacturing Co.	788,675	8,526
	Movado Group Inc.	258,603	8,177
	Ethan Allen Interiors Inc.	394,150	6,933
*	Central Garden & Pet Co.	171,844	5,920
	Dean Foods Co.	1,504,733	5,733
	Phibro Animal Health Corp. Class A	166,520	5,355
*,^	GoPro Inc. Class A	938,037	3,977

38

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	YETI Holdings Inc.	142,071	2,108
	Titan International Inc.	435,857	2,031
*,^	Sonos Inc.	158,406	1,555
	Superior Industries International Inc.	175,439	844
*	Crocs Inc.	1,724	45
*	Arlo Technologies Inc.	3,664	36
			1,907,715
Consumer Services (11.8%)
	Service Corp. International	2,785,564	112,147
	KAR Auction Services Inc.	2,180,279	104,043
	Foot Locker Inc.	1,862,371	99,078
	Dun & Bradstreet Corp.	602,508	86,002
	H&R Block Inc.	3,331,525	84,521
*	JetBlue Airways Corp.	4,942,101	79,370
^	Williams-Sonoma Inc.	1,301,007	65,636
*	Spirit Airlines Inc.	1,106,714	64,101
	Cracker Barrel Old Country Store Inc.	389,644	62,289
	Cinemark Holdings Inc.	1,703,735	60,994
	Tribune Media Co. Class A	1,278,524	58,019
	Wyndham Destinations Inc.	1,500,580	53,781
	New York Times Co. Class A	2,393,851	53,359
	American Eagle Outfitters Inc.	2,730,187	52,775
*	Performance Food Group Co.	1,618,074	52,215
	Sabre Corp.	2,232,199	48,305
	Wendy’s Co.	3,071,632	47,948
	Extended Stay America Inc.	3,051,416	47,297
	Aaron’s Inc.	1,111,201	46,726
*	TripAdvisor Inc.	860,178	46,398
*	Adtalem Global Education Inc.	951,425	45,021
	Graham Holdings Co. Class B	66,779	42,777
	AMERCO	127,218	41,742
*	Urban Outfitters Inc.	1,220,121	40,508
*	ServiceMaster Global Holdings Inc.	1,100,021	40,415
*,^	LiveRamp Holdings Inc.	1,045,925	40,404
*	AMC Networks Inc. Class A	729,947	40,060
*	Murphy USA Inc.	496,198	38,029
	TEGNA Inc.	3,486,508	37,898
	Strategic Education Inc.	333,953	37,877
	Dick’s Sporting Goods Inc.	1,177,671	36,743
	Wyndham Hotels & Resorts Inc.	803,315	36,446
	SkyWest Inc.	798,539	35,511
	John Wiley & Sons Inc. Class A	744,477	34,968
	Hillenbrand Inc.	909,245	34,488
*	Penn National Gaming Inc.	1,828,770	34,436
*	AutoNation Inc.	946,549	33,792
	Meredith Corp.	645,232	33,513
*	Sally Beauty Holdings Inc.	1,945,760	33,175
	Sinclair Broadcast Group Inc. Class A	1,104,457	29,091
	Cheesecake Factory Inc.	660,997	28,760
	Lithia Motors Inc. Class A	364,199	27,799
	DSW Inc. Class A	1,116,049	27,566
	Brinker International Inc.	625,140	27,494
	Signet Jewelers Ltd.	840,937	26,717
*	BJ’s Wholesale Club Holdings Inc.	1,204,954	26,702
	Lions Gate Entertainment Corp. Class B	1,757,837	26,157
	Bed Bath & Beyond Inc.	2,123,216	24,035
	Bloomin’ Brands Inc.	1,339,554	23,965
*	Cars.com Inc.	1,110,114	23,868
	Office Depot Inc.	8,865,739	22,874
	Children’s Place Inc.	252,287	22,729
*	Avis Budget Group Inc.	1,002,549	22,537
*	MSG Networks Inc.	944,350	22,249
	Penske Automotive Group Inc.	549,577	22,159
*	Laureate Education Inc. Class A	1,430,688	21,804

39

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Abercrombie & Fitch Co.	1,081,368	21,681
*	Asbury Automotive Group Inc.	317,369	21,156
*	Michaels Cos. Inc.	1,525,738	20,659
	Hawaiian Holdings Inc.	760,902	20,095
	Matthews International Corp. Class A	492,869	20,020
	GameStop Corp. Class A	1,569,209	19,803
	Guess? Inc.	916,892	19,044
	Big Lots Inc.	647,521	18,726
*	Liberty TripAdvisor Holdings Inc. Class A	1,164,879	18,510
	Dine Brands Global Inc.	272,279	18,335
	Caleres Inc.	627,969	17,476
	Core-Mark Holding Co. Inc.	738,334	17,166
	International Speedway Corp. Class A	374,907	16,443
	Gannett Co. Inc.	1,843,955	15,729
	Group 1 Automotive Inc.	295,258	15,566
	Scholastic Corp.	380,559	15,321
*	Houghton Mifflin Harcourt Co.	1,718,294	15,224
*	frontdoor Inc.	549,725	14,628
*	K12 Inc.	585,985	14,527
*	Genesco Inc.	310,146	13,740
	Lions Gate Entertainment Corp. Class A	819,116	13,188
*	Rent-A-Center Inc.	789,767	12,786
*,^	Rite Aid Corp.	17,453,768	12,363
*	Hertz Global Holdings Inc.	895,037	12,217
	Entercom Communications Corp. Class A	2,036,500	11,628
	Weis Markets Inc.	242,416	11,583
	Dillard’s Inc. Class A	189,505	11,429
	Chico’s FAS Inc.	1,928,359	10,837
	New Media Investment Group Inc.	918,740	10,630
	Tailored Brands Inc.	766,075	10,449
	AMC Entertainment Holdings Inc. Class A	844,782	10,374
*	Party City Holdco Inc.	953,334	9,514
*	SeaWorld Entertainment Inc.	425,663	9,403
^	Buckle Inc.	482,153	9,325
*	United Natural Foods Inc.	831,009	8,800
*	Regis Corp.	500,439	8,482
	Papa John’s International Inc.	181,286	7,217
	EW Scripps Co. Class A	441,974	6,952
*	Ascena Retail Group Inc.	2,739,043	6,875
	National CineMedia Inc.	1,016,917	6,590
*	Zumiez Inc.	316,615	6,070
*	Diplomat Pharmacy Inc.	450,599	6,065
*	Express Inc.	1,123,469	5,741
*,^	Stitch Fix Inc. Class A	322,715	5,515
*	El Pollo Loco Holdings Inc.	351,423	5,331
*	Fiesta Restaurant Group Inc.	339,598	5,267
	Emerald Expositions Events Inc.	424,649	5,240
*	Herc Holdings Inc.	199,679	5,190
	Sonic Automotive Inc. Class A	354,215	4,874
*	Bojangles’ Inc.	302,495	4,864
*,^	JC Penney Co. Inc.	4,480,015	4,659
*	BrightView Holdings Inc.	423,430	4,323
*	American Public Education Inc.	131,441	3,741
*	Biglari Holdings Inc. Class B	30,897	3,509
	Clear Channel Outdoor Holdings Inc. Class A	626,399	3,251
	Barnes & Noble Inc.	431,661	3,061
	Cato Corp. Class A	186,008	2,654
	Speedway Motorsports Inc.	162,335	2,641
*	Lands’ End Inc.	162,942	2,315
*	Smart & Final Stores Inc.	458,597	2,174
*	Biglari Holdings Inc.	2,192	1,288
*	Weight Watchers International Inc.	319	12
*	Roku Inc.	380	12
*	Hibbett Sports Inc.	122	2

40

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Upwork Inc.	58	1
			3,111,604
Financials (34.1%)
	WP Carey Inc.	2,613,827	170,787
	National Retail Properties Inc.	2,582,676	125,286
	Apartment Investment & Management Co.	2,527,686	110,915
	Gaming and Leisure Properties Inc.	3,299,774	106,616
	Brown & Brown Inc.	3,854,827	106,239
	East West Bancorp Inc.	2,351,965	102,381
	Liberty Property Trust	2,397,534	100,409
	American Financial Group Inc.	1,086,869	98,394
	Old Republic International Corp.	4,663,752	95,933
	Commerce Bancshares Inc.	1,631,759	91,982
	RenaissanceRe Holdings Ltd.	652,978	87,303
	Park Hotels & Resorts Inc.	3,262,558	84,761
	New Residential Investment Corp.	5,927,513	84,230
	Starwood Property Trust Inc.	4,245,099	83,671
	Cullen/Frost Bankers Inc.	934,325	82,165
	Synovus Financial Corp.	2,553,220	81,677
	LPL Financial Holdings Inc.	1,334,574	81,516
	Hanover Insurance Group Inc.	686,620	80,177
	EPR Properties	1,205,687	77,200
	First American Financial Corp.	1,722,336	76,885
	Popular Inc.	1,627,719	76,861
	Assurant Inc.	855,637	76,528
	Webster Financial Corp.	1,494,243	73,651
	Brixmor Property Group Inc.	4,859,086	71,380
	New York Community Bancorp Inc.	7,554,478	71,088
	First Horizon National Corp.	5,256,626	69,177
	Primerica Inc.	696,206	68,026
	Prosperity Bancshares Inc.	1,076,838	67,087
	Axis Capital Holdings Ltd.	1,287,859	66,505
	PacWest Bancorp	1,975,403	65,741
	Highwoods Properties Inc.	1,678,227	64,931
	Eaton Vance Corp.	1,796,765	63,210
	Assured Guaranty Ltd.	1,628,567	62,342
	JBG SMITH Properties	1,764,175	61,411
*	MGIC Investment Corp.	5,863,690	61,334
	Wintrust Financial Corp.	915,003	60,839
	Hospitality Properties Trust	2,532,316	60,472
^	First Financial Bankshares Inc.	1,043,218	60,183
	Blackstone Mortgage Trust Inc. Class A	1,867,205	59,489
	First Industrial Realty Trust Inc.	2,046,982	59,076
*	Brighthouse Financial Inc.	1,922,499	58,598
	Selective Insurance Group Inc.	954,921	58,193
	Rayonier Inc.	2,095,627	58,028
	IBERIABANK Corp.	901,419	57,943
	Omega Healthcare Investors Inc.	1,627,423	57,204
	Umpqua Holdings Corp.	3,571,571	56,788
	Janus Henderson Group plc	2,737,936	56,730
	Radian Group Inc.	3,459,094	56,591
	Equity Commonwealth	1,872,871	56,205
	Kemper Corp.	840,165	55,770
	Erie Indemnity Co. Class A	412,052	54,931
	Glacier Bancorp Inc.	1,370,575	54,302
	Cousins Properties Inc.	6,818,182	53,864
	Associated Banc-Corp	2,689,913	53,233
	United Bankshares Inc.	1,672,859	52,043
	FNB Corp.	5,263,940	51,797
	Two Harbors Investment Corp.	4,024,328	51,672
	MB Financial Inc.	1,299,099	51,483
	Chimera Investment Corp.	2,882,730	51,370
	EastGroup Properties Inc.	554,574	50,871
	Apple Hospitality REIT Inc.	3,525,390	50,272

41

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	BankUnited Inc.	1,671,801	50,054
	National Health Investors Inc.	650,100	49,109
	Weingarten Realty Investors	1,973,406	48,960
	MFA Financial Inc.	7,293,361	48,720
	Community Bank System Inc.	830,045	48,392
	Sunstone Hotel Investors Inc.	3,699,517	48,131
	Hancock Whitney Corp.	1,380,672	47,840
	TCF Financial Corp.	2,434,162	47,442
	RLI Corp.	685,584	47,298
	RLJ Lodging Trust	2,839,315	46,565
	Stifel Financial Corp.	1,109,255	45,945
	Bank of Hawaii Corp.	678,095	45,649
	Valley National Bancorp	5,104,869	45,331
	Senior Housing Properties Trust	3,851,190	45,136
	UMB Financial Corp.	727,107	44,332
	Fulton Financial Corp.	2,854,887	44,194
	CVB Financial Corp.	2,161,984	43,737
	Columbia Banking System Inc.	1,186,969	43,075
	Taubman Centers Inc.	939,919	42,757
	Chemical Financial Corp.	1,158,073	42,397
	White Mountains Insurance Group Ltd.	49,068	42,085
	Cathay General Bancorp	1,248,811	41,873
	BancorpSouth Bank	1,583,394	41,390
	Outfront Media Inc.	2,255,493	40,870
	Aspen Insurance Holdings Ltd.	968,438	40,665
	Empire State Realty Trust Inc.	2,797,328	39,806
	CNO Financial Group Inc.	2,668,137	39,702
	First Hawaiian Inc.	1,750,395	39,401
	Investors Bancorp Inc.	3,784,666	39,361
	Federated Investors Inc. Class B	1,465,787	38,917
	American Equity Investment Life Holding Co.	1,391,553	38,880
	Lazard Ltd. Class A	1,051,566	38,813
	Old National Bancorp	2,468,121	38,009
*	SLM Corp.	4,560,742	37,900
	Retail Properties of America Inc.	3,488,359	37,849
*	Genworth Financial Inc. Class A	8,116,981	37,825
	Brandywine Realty Trust	2,889,930	37,193
	Columbia Property Trust Inc.	1,907,333	36,907
	GEO Group Inc.	1,873,275	36,904
	Navient Corp.	4,175,406	36,785
	Apollo Commercial Real Estate Finance Inc.	2,172,002	36,186
	First Financial Bancorp	1,506,656	35,738
	South State Corp.	591,174	35,441
	Piedmont Office Realty Trust Inc. Class A	2,076,960	35,391
	Legg Mason Inc.	1,385,686	35,349
	Washington Federal Inc.	1,322,582	35,326
	ProAssurance Corp.	868,912	35,243
	Argo Group International Holdings Ltd.	522,107	35,112
	BOK Financial Corp.	472,278	34,632
	CoreCivic Inc.	1,922,115	34,271
	First Midwest Bancorp Inc.	1,723,698	34,146
	International Bancshares Corp.	963,914	33,159
	First Citizens BancShares Inc. Class A	87,743	33,083
	PotlatchDeltic Corp.	1,039,288	32,883
	CIT Group Inc.	858,126	32,840
	Independent Bank Corp.	454,881	31,983
	Brookfield Property REIT Inc. Class A	1,960,576	31,565
	Acadia Realty Trust	1,319,941	31,362
	Xenia Hotels & Resorts Inc.	1,822,390	31,345
	Tanger Factory Outlet Centers Inc.	1,519,846	30,731
	Santander Consumer USA Holdings Inc.	1,746,685	30,724
	WesBanco Inc.	836,692	30,698
	DiamondRock Hospitality Co.	3,367,266	30,575
	First BanCorp	3,519,753	30,270

42

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Navigators Group Inc.	435,066	30,233
	Sterling Bancorp	1,821,607	30,075
	Washington REIT	1,290,232	29,675
*	OneMain Holdings Inc.	1,206,200	29,299
	Great Western Bancorp Inc.	934,320	29,197
	Banner Corp.	544,620	29,126
	Union Bankshares Corp.	1,012,710	28,589
	Lexington Realty Trust	3,436,067	28,210
^	Realogy Holdings Corp.	1,913,851	28,095
	Trustmark Corp.	978,565	27,821
	Capitol Federal Financial Inc.	2,172,595	27,744
	First Merchants Corp.	801,280	27,460
	Renasant Corp.	902,163	27,227
	Mack-Cali Realty Corp.	1,388,212	27,195
*	Enstar Group Ltd.	160,145	26,835
	LTC Properties Inc.	641,530	26,739
	Invesco Mortgage Capital Inc.	1,808,361	26,185
	United Community Banks Inc.	1,217,628	26,130
	Northwest Bancshares Inc.	1,512,226	25,617
	Horace Mann Educators Corp.	662,178	24,799
	SITE Centers Corp.	2,239,203	24,788
	National General Holdings Corp.	997,697	24,154
	Sabra Health Care REIT Inc.	1,443,149	23,783
	Chesapeake Lodging Trust	974,211	23,722
	Provident Financial Services Inc.	977,690	23,592
	Hope Bancorp Inc.	1,980,311	23,486
	Ladder Capital Corp. Class A	1,514,798	23,434
	Mercury General Corp.	448,554	23,195
	NBT Bancorp Inc.	669,313	23,152
	Westamerica Bancorporation	410,393	22,851
	BGC Partners Inc. Class A	4,375,859	22,623
	Ares Management Corp.	1,234,343	21,947
	Waddell & Reed Financial Inc. Class A	1,205,186	21,790
	Cadence BanCorp Class A	1,297,323	21,769
	Global Net Lease Inc.	1,230,204	21,676
	First Interstate BancSystem Inc. Class A	585,671	21,412
	Colony Credit Real Estate Inc.	1,351,150	21,335
	Employers Holdings Inc.	504,613	21,179
	Walker & Dunlop Inc.	480,835	20,796
^	Industrial Logistics Properties Trust	1,053,302	20,718
*	PennyMac Financial Services Inc.	974,468	20,717
	Hilltop Holdings Inc.	1,148,324	20,475
	S&T Bancorp Inc.	537,997	20,358
*	Alexander & Baldwin Inc.	1,105,912	20,327
	Redwood Trust Inc.	1,344,210	20,257
	Clearway Energy Inc.	1,170,110	20,184
	First Commonwealth Financial Corp.	1,600,301	19,332
	Safety Insurance Group Inc.	233,841	19,131
	United Fire Group Inc.	344,772	19,118
	Corporate Office Properties Trust	880,779	18,523
	Artisan Partners Asset Management Inc. Class A	830,977	18,373
	Park National Corp.	214,977	18,262
*	Cannae Holdings Inc.	1,047,679	17,936
	Tompkins Financial Corp.	233,977	17,551
	PennyMac Mortgage Investment Trust	936,920	17,445
	City Holding Co.	256,853	17,361
*	PRA Group Inc.	703,143	17,136
	Brookline Bancorp Inc.	1,237,171	17,098
	American Finance Trust Inc.	1,280,240	17,053
	Berkshire Hills Bancorp Inc.	622,137	16,779
^	Seritage Growth Properties Class A	518,509	16,763
	American National Insurance Co.	131,567	16,741
*	FGL Holdings	2,329,476	15,514
	Getty Realty Corp.	527,014	15,499

43

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Beneficial Bancorp Inc.	1,083,196	15,479
	Piper Jaffray Cos.	227,060	14,950
	TPG RE Finance Trust Inc.	810,780	14,821
	BancFirst Corp.	294,217	14,681
	RPT Realty	1,227,902	14,673
	Agree Realty Corp.	247,809	14,650
	Washington Prime Group Inc.	3,007,381	14,616
	Urban Edge Properties	875,668	14,554
	Boston Private Financial Holdings Inc.	1,359,832	14,373
*	Cushman & Wakefield plc	973,849	14,092
	ARMOUR Residential REIT Inc.	685,476	14,052
	OFG Bancorp	829,515	13,654
	InfraREIT Inc.	646,787	13,595
	State Bank Financial Corp.	589,334	12,724
*	Ambac Financial Group Inc.	733,530	12,646
*	Flagstar Bancorp Inc.	472,394	12,471
	Universal Health Realty Income Trust	202,501	12,427
*	World Acceptance Corp.	119,316	12,201
	Granite Point Mortgage Trust Inc.	668,269	12,049
*	MBIA Inc.	1,316,062	11,739
*	Columbia Financial Inc.	750,390	11,473
	American Assets Trust Inc.	284,285	11,420
*,^	Encore Capital Group Inc.	480,952	11,302
^	Government Properties Income Trust	1,615,193	11,096
	Nelnet Inc. Class A	211,570	11,074
	Heartland Financial USA Inc.	250,572	11,013
	Central Pacific Financial Corp.	445,200	10,841
	National Western Life Group Inc. Class A	35,963	10,814
	Hersha Hospitality Trust Class A	614,589	10,780
	Select Income REIT	1,441,063	10,606
	FBL Financial Group Inc. Class A	159,790	10,490
	Houlihan Lokey Inc. Class A	282,106	10,381
	Franklin Street Properties Corp.	1,664,144	10,368
	Capstead Mortgage Corp.	1,467,093	9,786
	Clearway Energy Inc. Class A	576,625	9,756
	iStar Inc.	1,059,728	9,718
	Saul Centers Inc.	202,793	9,576
	Investors Real Estate Trust	194,963	9,567
	State Auto Financial Corp.	277,648	9,451
	Urstadt Biddle Properties Inc. Class A	481,808	9,260
	Oritani Financial Corp.	619,055	9,131
	Northfield Bancorp Inc.	669,789	9,076
	Virtus Investment Partners Inc.	111,586	8,863
	Dime Community Bancshares Inc.	497,387	8,446
	CorePoint Lodging Inc.	683,666	8,375
	Summit Hotel Properties Inc.	859,968	8,367
	KKR Real Estate Finance Trust Inc.	423,651	8,113
	AG Mortgage Investment Trust Inc.	468,357	7,461
	Anworth Mortgage Asset Corp.	1,563,271	6,316
	Retail Value Inc.	243,496	6,231
*	Third Point Reinsurance Ltd.	645,263	6,220
^	Pennsylvania REIT	1,042,717	6,194
	Ashford Hospitality Trust Inc.	1,545,578	6,182
	Greenhill & Co. Inc.	231,945	5,659
*	Tejon Ranch Co.	319,055	5,290
^	CBL & Associates Properties Inc.	2,698,383	5,181
	Spirit MTA REIT	686,716	4,896
*	Greenlight Capital Re Ltd. Class A	456,570	3,936
*	EZCORP Inc. Class A	385,242	2,978
*,^	Altisource Portfolio Solutions SA	116,985	2,631
*	Ocwen Financial Corp.	890,762	1,194
	Associated Capital Group Inc. Class A	32,457	1,143
*	Forestar Group Inc.	80,464	1,114
	Urstadt Biddle Properties Inc.	45,559	688

44

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Focus Financial Partners Inc. Class A	3,358	88
	Investment Technology Group Inc.	2,419	73
*	MoneyGram International Inc.	7,288	15
	Maiden Holdings Ltd.	456	1
	Annaly Capital Management Inc.	1	—
			8,962,665
Health Care (4.3%)
	Hill-Rom Holdings Inc.	1,090,684	96,580
	Encompass Health Corp.	1,523,563	94,004
*	Charles River Laboratories International Inc.	779,841	88,262
	STERIS plc	685,313	73,226
*	United Therapeutics Corp.	671,014	73,073
*	Sage Therapeutics Inc.	721,111	69,075
*	Molina Healthcare Inc.	480,421	55,835
*	MEDNAX Inc.	1,376,326	45,419
*	Haemonetics Corp.	418,773	41,898
*	Myriad Genetics Inc.	1,211,068	35,206
*	Avanos Medical Inc.	767,884	34,393
*	Loxo Oncology Inc.	223,109	31,251
*	Tenet Healthcare Corp.	1,659,697	28,447
	CONMED Corp.	432,298	27,754
*	Select Medical Holdings Corp.	1,736,147	26,650
*	Aerie Pharmaceuticals Inc.	737,784	26,634
*	Prestige Consumer Healthcare Inc.	837,649	25,867
	Patterson Cos. Inc.	1,304,966	25,656
*	Endo International plc	3,270,195	23,872
*	Magellan Health Inc.	392,828	22,348
*	Mallinckrodt plc	1,350,352	21,336
*	AnaptysBio Inc.	324,785	20,718
*,^	Denali Therapeutics Inc.	999,660	20,653
*	Brookdale Senior Living Inc.	3,035,960	20,341
*	Blueprint Medicines Corp.	337,937	18,218
	National HealthCare Corp.	162,235	12,727
*	Reata Pharmaceuticals Inc. Class A	146,035	8,193
*	Intra-Cellular Therapies Inc.	715,374	8,148
*	Madrigal Pharmaceuticals Inc.	69,784	7,866
*	Varex Imaging Corp.	305,999	7,246
	Owens & Minor Inc.	954,479	6,042
*	Allogene Therapeutics Inc.	196,366	5,288
*	Akorn Inc.	1,545,793	5,240
*,^	Community Health Systems Inc.	1,789,595	5,047
*	Kiniksa Pharmaceuticals Ltd. Class A	178,279	5,008
*	G1 Therapeutics Inc.	223,540	4,281
*	PDL BioPharma Inc.	1,158,372	3,359
*	American Renal Associates Holdings Inc.	216,530	2,494
*	Surgery Partners Inc.	133,986	1,312
	Invacare Corp.	257,472	1,107
*,^	Moderna Inc.	35,452	541
*	WellCare Health Plans Inc.	753	178
*	Synergy Pharmaceuticals Inc.	1,280,183	146
	Ensign Group Inc.	1,875	73
*	Amneal Pharmaceuticals Inc.	5,007	68
	Chemed Corp.	96	27
*	Guardant Health Inc.	91	3
*	Allakos Inc.	56	3
*	Tricida Inc.	91	2
*	Assertio Therapeutics Inc.	418	1
*	Rubius Therapeutics Inc.	76	1
*	Lannett Co. Inc.	210	1
	Wright Medical Group Inc. CVR	71,097	1
			1,131,119
Industrials (19.9%)
	IDEX Corp.	1,243,013	156,943
	PerkinElmer Inc.	1,802,013	141,548

45

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Spirit AeroSystems Holdings Inc. Class A	1,726,145	124,438
	Allegion plc	1,541,747	122,893
	Booz Allen Hamilton Holding Corp. Class A	2,193,237	98,849
	Carlisle Cos. Inc.	964,559	96,957
	AptarGroup Inc.	1,018,318	95,793
	Donaldson Co. Inc.	2,076,410	90,095
	Sonoco Products Co.	1,617,769	85,952
	Lincoln Electric Holdings Inc.	991,498	78,180
	MDU Resources Group Inc.	3,179,559	75,801
	Acuity Brands Inc.	649,897	74,706
	Oshkosh Corp.	1,165,326	71,446
	Quanta Services Inc.	2,367,994	71,277
*	Genesee & Wyoming Inc. Class A	946,933	70,092
	ITT Inc.	1,420,094	68,548
	Bemis Co. Inc.	1,476,641	67,778
*	AECOM	2,534,835	67,173
	Curtiss-Wright Corp.	638,106	65,163
	Avnet Inc.	1,803,572	65,109
	Crane Co.	819,360	59,141
	nVent Electric plc	2,614,999	58,733
	Jabil Inc.	2,362,128	58,557
*	Esterline Technologies Corp.	477,997	58,053
	MSC Industrial Direct Co. Inc. Class A	735,755	56,594
	AGCO Corp.	1,015,139	56,513
	EMCOR Group Inc.	933,308	55,709
*	Stericycle Inc.	1,468,586	53,882
	Graphic Packaging Holding Co.	5,033,371	53,555
	EnerSys	683,372	53,037
	MSA Safety Inc.	560,874	52,874
	Louisiana-Pacific Corp.	2,285,824	50,791
	Brink’s Co.	779,250	50,379
*	Generac Holdings Inc.	1,005,507	49,974
	Regal Beloit Corp.	699,473	48,998
*	Keysight Technologies Inc.	756,945	46,991
	Tetra Tech Inc.	897,079	46,442
*	Owens-Illinois Inc.	2,571,692	44,336
	Kennametal Inc.	1,330,099	44,266
*	CoreLogic Inc.	1,303,933	43,577
	Macquarie Infrastructure Corp.	1,180,606	43,163
	GATX Corp.	609,287	43,144
	Barnes Group Inc.	789,465	42,331
	Timken Co.	1,120,563	41,819
	Trinity Industries Inc.	2,015,150	41,492
*	FTI Consulting Inc.	622,001	41,450
	Ryder System Inc.	860,383	41,427
*	MasTec Inc.	1,019,924	41,368
*	Resideo Technologies Inc.	1,992,248	40,941
	Moog Inc. Class A	526,059	40,759
	Flowserve Corp.	1,060,068	40,304
*	Integer Holdings Corp.	524,825	40,023
*	Rexnord Corp.	1,693,367	38,863
	Vishay Intertechnology Inc.	2,140,341	38,548
	Valmont Industries Inc.	339,371	37,653
*	WESCO International Inc.	755,906	36,284
	UniFirst Corp.	250,045	35,774
*	Beacon Roofing Supply Inc.	1,104,076	35,021
	KBR Inc.	2,283,200	34,659
	Korn/Ferry International	875,239	34,607
	ABM Industries Inc.	1,066,325	34,240
	Applied Industrial Technologies Inc.	626,159	33,775
	Brady Corp. Class A	752,484	32,703
	ManpowerGroup Inc.	500,795	32,452
	Otter Tail Corp.	640,350	31,787
*	Conduent Inc.	2,909,294	30,926

46

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Silgan Holdings Inc.	1,256,934	29,689
	Terex Corp.	1,073,729	29,603
*	Kirby Corp.	436,494	29,402
	Watts Water Technologies Inc. Class A	448,790	28,960
	Deluxe Corp.	749,718	28,819
	Belden Inc.	652,990	27,275
	EVERTEC Inc.	942,743	27,057
	ESCO Technologies Inc.	398,558	26,285
	Altra Industrial Motion Corp.	1,043,325	26,240
	Triton International Ltd.	840,972	26,129
*	Plexus Corp.	509,618	26,031
*	Harsco Corp.	1,300,600	25,830
*	Colfax Corp.	1,233,516	25,780
	Kaman Corp.	452,153	25,361
*	Sanmina Corp.	1,051,512	25,299
*	Anixter International Inc.	460,751	25,023
	Universal Forest Products Inc.	947,281	24,591
	Mobile Mini Inc.	723,465	22,970
	ManTech International Corp. Class A	430,093	22,492
	Armstrong World Industries Inc.	381,401	22,201
	Matson Inc.	692,061	22,160
	World Fuel Services Corp.	1,034,417	22,147
	Werner Enterprises Inc.	749,410	22,138
*	Navistar International Corp.	806,526	20,929
	Greenbrier Cos. Inc.	524,694	20,746
	Actuant Corp. Class A	987,859	20,735
	Mueller Industries Inc.	886,958	20,719
*	TriMas Corp.	741,005	20,222
	AAR Corp.	537,965	20,088
*	SPX FLOW Inc.	654,159	19,900
*	SPX Corp.	702,020	19,664
*	OSI Systems Inc.	266,019	19,499
*	Knowles Corp.	1,461,071	19,447
*	Hub Group Inc. Class A	517,621	19,188
	McGrath RentCorp	371,496	19,125
*	Huron Consulting Group Inc.	366,723	18,817
	Rush Enterprises Inc. Class A	494,902	17,064
	Navigant Consulting Inc.	688,783	16,565
*	Sykes Enterprises Inc.	653,661	16,165
	Encore Wire Corp.	321,355	16,126
	Greif Inc. Class A	425,088	15,775
*	Atlas Air Worldwide Holdings Inc.	372,735	15,726
*	Cardtronics plc Class A	596,963	15,521
*	Pluralsight Inc. Class A	654,777	15,420
	Granite Construction Inc.	379,674	15,293
*	Atkore International Group Inc.	760,300	15,084
	Benchmark Electronics Inc.	706,559	14,965
	Boise Cascade Co.	626,552	14,943
	Aircastle Ltd.	863,149	14,881
*	TTM Technologies Inc.	1,508,658	14,679
*	TrueBlue Inc.	651,745	14,501
	Standex International Corp.	206,090	13,845
*	Milacron Holdings Corp.	1,154,521	13,727
	ArcBest Corp.	393,499	13,481
	Primoris Services Corp.	702,981	13,448
	Comfort Systems USA Inc.	300,282	13,116
	AVX Corp.	815,996	12,444
	Kforce Inc.	385,750	11,927
	MTS Systems Corp.	287,566	11,540
	Maxar Technologies Ltd.	952,847	11,396
	Wabash National Corp.	857,124	11,211
	H&E Equipment Services Inc.	525,018	10,721
	Kelly Services Inc. Class A	520,553	10,661
*	Tutor Perini Corp.	656,829	10,490

47

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Astec Industries Inc.	329,840	9,958
	Hyster-Yale Materials Handling Inc.	155,913	9,660
*	Gates Industrial Corp. plc	714,736	9,463
	Triumph Group Inc.	776,860	8,934
	Briggs & Stratton Corp.	662,750	8,669
*	Manitowoc Co. Inc.	585,149	8,643
*	Aegion Corp. Class A	502,084	8,194
*	GMS Inc.	541,271	8,043
*	Donnelley Financial Solutions Inc.	556,819	7,812
*	JELD-WEN Holding Inc.	541,472	7,694
*	Verra Mobility Corp.	757,057	7,389
*	Team Inc.	492,159	7,210
*	Wesco Aircraft Holdings Inc.	899,137	7,103
*	CIRCOR International Inc.	324,714	6,916
	Resources Connection Inc.	477,686	6,783
	Methode Electronics Inc.	283,530	6,603
	TTEC Holdings Inc.	228,327	6,523
	Griffon Corp.	620,495	6,484
	Quad/Graphics Inc.	504,291	6,213
*	MACOM Technology Solutions Holdings Inc.	378,058	5,486
	RR Donnelley & Sons Co.	1,105,425	4,377
	Rush Enterprises Inc. Class B	108,219	3,853
*	International Seaways Inc.	182,995	3,082
	Park Electrochemical Corp.	163,268	2,950
	Greif Inc. Class B	64,652	2,871
	LSC Communications Inc.	249,522	1,747
*	Armstrong Flooring Inc.	91,659	1,085
*	Livent Corp.	137	2
*	Forterra Inc.	132	1
			5,231,680
Oil & Gas (3.4%)
	EQT Corp.	4,124,665	77,915
	Murphy Oil Corp.	2,662,807	62,283
	PBF Energy Inc. Class A	1,845,426	60,290
*	First Solar Inc.	1,189,592	50,504
	Delek US Holdings Inc.	1,327,968	43,172
	Range Resources Corp.	4,043,616	38,697
*	Whiting Petroleum Corp.	1,473,753	33,439
*	Equitrans Midstream Corp.	1,647,321	32,979
*	Southwestern Energy Co.	9,417,187	32,113
*,^	Chesapeake Energy Corp.	14,061,390	29,529
	SM Energy Co.	1,815,399	28,102
	Ensco plc Class A	7,075,976	25,191
*	CNX Resources Corp.	2,143,922	24,484
*	QEP Resources Inc.	3,832,980	21,580
*	NOW Inc.	1,756,192	20,442
*	Oceaneering International Inc.	1,594,069	19,288
*	Arcosa Inc.	671,525	18,595
	McDermott International Inc.	2,783,250	18,202
	SemGroup Corp. Class A	1,280,543	17,646
*	Dril-Quip Inc.	578,230	17,364
*	Rowan Cos. plc Class A	2,058,846	17,274
*	MRC Global Inc.	1,387,686	16,971
	CVR Energy Inc.	487,734	16,817
	Archrock Inc.	2,094,013	15,684
*	Oasis Petroleum Inc.	2,571,939	14,223
*	C&J Energy Services Inc.	977,334	13,194
*	Denbury Resources Inc.	7,540,048	12,894
*	Helix Energy Solutions Group Inc.	2,303,449	12,462
*	Oil States International Inc.	869,385	12,415
*	Unit Corp.	828,605	11,833
	Nabors Industries Ltd.	5,560,051	11,120
*	Noble Corp. plc	4,044,722	10,597
*,^	Diamond Offshore Drilling Inc.	996,931	9,411

48

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Superior Energy Services Inc.	2,538,056	8,503
*	ProPetro Holding Corp.	684,179	8,429
*	Gulfport Energy Corp.	1,190,675	7,799
*	KLX Energy Services Holdings Inc.	295,074	6,920
*,^	SunPower Corp. Class A	1,048,470	5,211
*	Exterran Corp.	246,557	4,364
	Green Plains Inc.	325,510	4,267
*	Roan Resources Inc.	302,191	2,532
	Berry Petroleum Corp.	207,730	1,818
*,^	Covia Holdings Corp.	335,567	1,148
*	Alta Mesa Resources Inc. Class A	680,944	681
*	EP Energy Corp. Class A	409,061	286
*	Magnolia Oil & Gas Corp.	6,784	76
	Helmerich & Payne Inc.	360	17
*	TETRA Technologies Inc.	798	1
			898,762
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	147,396	1,430
*,§	A Schulman Inc. CVR	420,351	803
*,§	Clinical Data CVR	62,138	—
			2,233
Technology (6.6%)
	Leidos Holdings Inc.	2,428,295	128,020
*	ON Semiconductor Corp.	6,824,504	112,673
	Teradyne Inc.	2,906,118	91,194
*	ARRIS International plc	2,677,486	81,851
	Cypress Semiconductor Corp.	5,866,893	74,627
*	Teradata Corp.	1,915,780	73,489
*	Nuance Communications Inc.	4,661,653	61,674
*	CACI International Inc. Class A	402,996	58,044
	SYNNEX Corp.	663,497	53,637
*	CommScope Holding Co. Inc.	3,114,180	51,041
*	Tech Data Corp.	621,597	50,853
*	Semtech Corp.	1,066,843	48,936
*	Verint Systems Inc.	1,050,460	44,445
*	NCR Corp.	1,915,267	44,204
	Science Applications International Corp.	688,357	43,848
	Cabot Microelectronics Corp.	440,575	42,009
*	Finisar Corp.	1,901,563	41,074
	Perspecta Inc.	2,264,853	39,001
*	Premier Inc. Class A	1,032,111	38,549
*	Viavi Solutions Inc.	3,700,787	37,193
*	Cirrus Logic Inc.	969,654	32,173
*	EchoStar Corp. Class A	785,802	28,855
*	NetScout Systems Inc.	1,194,922	28,236
*	Avaya Holdings Corp.	1,781,337	25,936
	Progress Software Corp.	726,674	25,790
*	NETGEAR Inc.	485,824	25,277
*	Insight Enterprises Inc.	573,578	23,373
*	Synaptics Inc.	560,762	20,866
*	Blucora Inc.	738,392	19,671
*,^	MongoDB Inc.	216,636	18,141
	TiVo Corp.	1,917,571	18,044
	Pitney Bowes Inc.	3,039,083	17,961
*	Electronics For Imaging Inc.	710,178	17,612
	CSG Systems International Inc.	537,718	17,083
*	Zuora Inc. Class A	892,031	16,182
*	Pivotal Software Inc. Class A	928,379	15,179
	Xperi Corp.	781,122	14,365
*	ScanSource Inc.	412,804	14,192
*	Rambus Inc.	1,749,170	13,416
*	Yext Inc.	876,571	13,017
*	NextGen Healthcare Inc.	836,139	12,668
*,^	Appian Corp. Class A	411,008	10,978

49

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Monotype Imaging Holdings Inc.	637,360	9,892
*,^	Unisys Corp.	835,197	9,713
*	Amkor Technology Inc.	1,354,436	8,885
*	FormFactor Inc.	608,539	8,574
	ADTRAN Inc.	781,119	8,389
	Presidio Inc.	609,183	7,950
*	Casa Systems Inc.	402,115	5,280
*,^	Avalara Inc.	164,579	5,127
*,^	Elastic NV	57,755	4,128
*	SVMK Inc.	303,450	3,723
	Systemax Inc.	124,804	2,982
	Computer Programs & Systems Inc.	113,557	2,850
*	Ribbon Communications Inc.	465,109	2,242
^	Diebold Nixdorf Inc.	601,302	1,497
*	Okta Inc.	1,674	107
*	Anaplan Inc.	2,745	73
*,^	Eventbrite Inc. Class A	2,269	63
*	Cloudera Inc.	742	8
	Plantronics Inc.	210	7
*	Carbon Black Inc.	53	1
*	salesforce.com Inc.	2	—
			1,726,868
Telecommunications (0.7%)
	Telephone & Data Systems Inc.	1,539,528	50,096
*	Vonage Holdings Corp.	3,488,803	30,457
*	Intelsat SA	1,331,122	28,473
*	Iridium Communications Inc.	1,534,589	28,313
*	United States Cellular Corp.	257,927	13,404
*	8x8 Inc.	731,520	13,197
	Consolidated Communications Holdings Inc.	1,107,070	10,938
*,^	Frontier Communications Corp.	1,755,370	4,178
			179,056
Utilities (6.1%)
	Atmos Energy Corp.	1,809,845	167,809
	UGI Corp.	2,824,315	150,677
	Aqua America Inc.	2,884,073	98,607
	Vectren Corp.	1,349,070	97,106
	NRG Energy Inc.	2,232,733	88,416
	IDACORP Inc.	817,550	76,081
	National Fuel Gas Co.	1,367,247	69,976
	ONE Gas Inc.	853,839	67,966
	Portland General Electric Co.	1,447,711	66,378
	New Jersey Resources Corp.	1,435,320	65,551
	Hawaiian Electric Industries Inc.	1,766,727	64,698
	ALLETE Inc.	833,734	63,547
	Southwest Gas Holdings Inc.	805,311	61,606
	Black Hills Corp.	972,887	61,078
	Spire Inc.	781,794	57,915
	PNM Resources Inc.	1,291,079	53,050
	NorthWestern Corp.	816,153	48,512
	Avista Corp.	1,066,065	45,286
	American States Water Co.	595,543	39,925
	South Jersey Industries Inc.	1,386,234	38,537
	California Water Service Group	777,499	37,056
	MGE Energy Inc.	560,374	33,600
	El Paso Electric Co.	659,185	33,045
	Northwest Natural Holding Co.	467,014	28,236
*	Vistra Energy Corp.	5,810	133
	SCANA Corp.	2,618	125
			1,614,916
Total Common Stocks (Cost $25,819,893)			26,226,663

50

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2018

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	2.530%		2,057,210	205,721

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.439%	4/11/19	1,500	1,490
5	United States Treasury Bill	2.497%	5/23/19	3,000	2,972
					4,462
Total Temporary Cash Investments (Cost $210,161)					210,183
Total Investments (100.5%) (Cost $26,030,054)					26,436,846
Other Assets and Liabilities—Net (-0.5%)[4,6]					(132,120)
Net Assets (100%)					26,304,726

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,085,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $136,133,000 of collateral received for securities on loan.
5	Securities with a value of $3,617,000 have been segregated as initial margin for open futures contracts.
6	Cash of $190,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA480 022019

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Communication Services (4.9%)
*	T-Mobile US Inc.	4,306,485	273,936
*	IAC/InterActiveCorp	1,067,330	195,364
*	Liberty Global plc	8,381,998	173,004
*	Liberty Broadband Corp.	2,056,014	148,095
*,^	Sirius XM Holdings Inc.	17,623,348	100,629
*	Live Nation Entertainment Inc.	1,893,909	93,275
*	Liberty Media Corp-Liberty Formula One	2,796,548	85,854
*	Liberty Media Corp-Liberty SiriusXM Class C	2,256,126	83,432
*	Zayo Group Holdings Inc.	2,784,812	63,605
*	Madison Square Garden Co. Class A	237,539	63,589
*	Liberty Global plc Class A	2,619,993	55,911
*	GCI Liberty Inc. Class A	1,351,849	55,642
	Cable One Inc.	66,936	54,894
*,^	Zillow Group Inc.	1,685,016	53,213
*,^	Snap Inc.	9,557,754	52,663
	Cinemark Holdings Inc.	1,455,963	52,124
	Tribune Media Co. Class A	1,106,238	50,201
	Nexstar Media Group Inc. Class A	624,164	49,084
*	Sprint Corp.	7,809,159	45,449
	World Wrestling Entertainment Inc. Class A	594,077	44,389
	New York Times Co. Class A	1,934,121	43,112
*	Zynga Inc. Class A	10,655,193	41,875
	Telephone & Data Systems Inc.	1,276,501	41,537
*	Liberty Media Corp-Liberty SiriusXM Class A	1,061,693	39,070
*	Yelp Inc. Class A	1,048,335	36,681
*	AMC Networks Inc. Class A	615,813	33,796
	TEGNA Inc.	2,952,692	32,096
^	Match Group Inc.	721,581	30,862
	John Wiley & Sons Inc. Class A	634,776	29,815
*	Pandora Media Inc.	3,684,026	29,804
	Meredith Corp.	546,412	28,381
	Shenandoah Telecommunications Co.	633,678	28,040
*	Liberty Broadband Corp. Class A	387,939	27,858
	Altice USA Inc. Class A	1,647,769	27,221
*	Vonage Holdings Corp.	3,020,760	26,371
	Cogent Communications Holdings Inc.	574,136	25,957
	Sinclair Broadcast Group Inc. Class A	984,182	25,923
*	Iridium Communications Inc.	1,327,364	24,490
*	Liberty Latin America Ltd.	1,634,966	23,822
	Lions Gate Entertainment Corp. Class B	1,555,956	23,153
*	MSG Networks Inc.	845,833	19,928
*	Cars.com Inc.	873,884	18,789
*	Zillow Group Inc. Class A	577,116	18,139
*	Liberty TripAdvisor Holdings Inc. Class A	990,656	15,742
*	Gray Television Inc.	1,060,299	15,629
	Scholastic Corp.	387,292	15,592
*	Cargurus Inc.	454,057	15,315
	Gannett Co. Inc.	1,557,783	13,288
*	Liberty Media Corp-Liberty Braves	516,489	12,855
	EW Scripps Co. Class A	784,640	12,342
*	ANGI Homeservices Inc. Class A	765,948	12,309
*	Glu Mobile Inc.	1,515,839	12,233
*	Boingo Wireless Inc.	587,422	12,083
	Marcus Corp.	274,059	10,825
	ATN International Inc.	151,056	10,805
	Lions Gate Entertainment Corp. Class A	661,497	10,650
*	TrueCar Inc.	1,152,569	10,442
*	United States Cellular Corp.	199,638	10,375
*	Liberty Media Corp-Liberty Formula One Class A	338,833	10,070
	Entercom Communications Corp. Class A	1,694,698	9,677
	Consolidated Communications Holdings Inc.	973,715	9,620

1

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	ORBCOMM Inc.	1,081,978	8,937
*	comScore Inc.	614,130	8,862
	AMC Entertainment Holdings Inc. Class A	718,165	8,819
*	Liberty Latin America Ltd. Class A	604,224	8,749
	New Media Investment Group Inc.	750,122	8,679
*	QuinStreet Inc.	524,700	8,516
*	Care.com Inc.	359,806	6,948
*	Loral Space & Communications Inc.	177,237	6,602
*,^	NII Holdings Inc.	1,368,334	6,034
*,^	Globalstar Inc.	8,736,125	5,589
	National CineMedia Inc.	860,593	5,577
*	Cincinnati Bell Inc.	691,024	5,376
*	pdvWireless Inc.	129,264	4,833
*	Meet Group Inc.	1,012,259	4,687
*	Rosetta Stone Inc.	271,887	4,459
*,^	Eventbrite Inc. Class A	156,605	4,355
	Emerald Expositions Events Inc.	352,733	4,353
*	Central European Media Enterprises Ltd. Class A	1,431,135	3,979
*	TechTarget Inc.	310,707	3,794
*,^	Frontier Communications Corp.	1,419,570	3,379
*	Tribune Publishing Co.	296,173	3,359
	Spok Holdings Inc.	250,903	3,327
*	Bandwidth Inc. Class A	78,091	3,182
*	Ooma Inc.	229,018	3,179
*,^	Daily Journal Corp.	13,381	3,131
*	Reading International Inc. Class A	213,227	3,100
	Entravision Communications Corp. Class A	981,092	2,855
	Clear Channel Outdoor Holdings Inc. Class A	547,129	2,840
*	Liberty Media Corp-Liberty Braves Class A	111,679	2,785
*	WideOpenWest Inc.	387,481	2,763
*,^	Boston Omaha Corp. Class A	114,897	2,689
*	Hemisphere Media Group Inc. Class A	192,859	2,341
*,^	Gogo Inc.	740,937	2,215
	Saga Communications Inc. Class A	60,105	1,997
*	Fluent Inc.	517,705	1,864
*,^	Global Eagle Entertainment Inc.	811,036	1,809
	IDT Corp. Class B	290,746	1,800
*	Lee Enterprises Inc.	650,569	1,373
*	Cardlytics Inc.	125,919	1,364
*,^	Pareteum Corp.	774,194	1,308
*,^	LiveXLive Media Inc.	255,400	1,264
	Windstream Holdings Inc.	575,665	1,203
*	DHI Group Inc.	658,744	1,001
	Marchex Inc. Class B	361,485	958
*	Alaska Communications Systems Group Inc.	539,199	776
*	Travelzoo	75,549	743
	AH Belo Corp. Class A	209,330	705
	Townsquare Media Inc. Class A	132,690	541
*	AutoWeb Inc.	151,988	464
	Beasley Broadcast Group Inc. Class A	110,510	414
*	Urban One Inc.	239,794	386
^	Chicken Soup For The Soul Entertainment Inc.	49,094	369
*	Level Brands Inc.	111,910	346
	Salem Media Group Inc. Class A	117,723	246
*	Ballantyne Strong Inc.	208,983	240
*	Otelco Inc. Class A	13,014	210
*,^	EverQuote Inc. Class A	50,045	209
*	Zedge Inc. Class B	78,380	192
*	Insignia Systems Inc.	125,777	187
*,^	Social Reality Inc.	74,416	152
*	Emmis Communications Corp. Class A	39,266	125
*	McClatchy Co. Class A	12,230	94
*,^	IZEA Worldwide Inc.	92,728	91
	Harte-Hanks Inc.	32,072	78

2

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Dolphin Entertainment Inc.	99,800	77
	John Wiley & Sons Inc. Class B	1,480	69
*	Cinedigm Corp. Class A	112,137	61
*,^	One Horizon Group Inc.	576,312	52
*	SPAR Group Inc.	80,427	40
*	NTN Buzztime Inc.	16,227	32
*,^	Professional Diversity Network Inc.	21,000	21
*,^	Glowpoint Inc.	89,200	11
*	Xcel Brands Inc.	6,863	8
*,^	Urban One Inc. Class A	2,500	5
*,^	Alliance MMA Inc.	29,830	5
			2,874,108
Consumer Discretionary (11.9%)
*,^	Tesla Inc.	1,858,936	618,654
	Las Vegas Sands Corp.	5,056,260	263,178
*	Lululemon Athletica Inc.	1,447,182	175,992
*	Burlington Stores Inc.	924,714	150,423
	Domino’s Pizza Inc.	570,934	141,586
	Vail Resorts Inc.	553,456	116,680
*	NVR Inc.	46,618	113,608
*	Qurate Retail Group Inc. QVC Group Class A	5,770,641	112,643
	Lear Corp.	880,255	108,148
	Service Corp. International	2,479,239	99,814
	Aramark	3,373,705	97,736
*	GrubHub Inc.	1,245,109	95,637
*	Bright Horizons Family Solutions Inc.	801,739	89,354
^	Autoliv Inc.	1,193,469	83,817
	Pool Corp.	550,478	81,829
*	Etsy Inc.	1,654,338	78,697
*	Five Below Inc.	765,079	78,283
*,^	Wayfair Inc.	848,767	76,457
	Gentex Corp.	3,597,653	72,709
	Dunkin’ Brands Group Inc.	1,132,312	72,604
*	ServiceMaster Global Holdings Inc.	1,859,661	68,324
*	Planet Fitness Inc. Class A	1,206,892	64,714
*	Grand Canyon Education Inc.	658,644	63,322
	Wyndham Hotels & Resorts Inc.	1,357,155	61,574
	Toll Brothers Inc.	1,856,358	61,130
	Polaris Industries Inc.	793,755	60,865
^	Williams-Sonoma Inc.	1,096,619	55,324
	Brunswick Corp.	1,183,160	54,958
	Six Flags Entertainment Corp.	983,948	54,737
	Texas Roadhouse Inc. Class A	913,245	54,521
*,^	Caesars Entertainment Corp.	7,977,352	54,166
	Cracker Barrel Old Country Store Inc.	329,106	52,611
	Carter’s Inc.	627,904	51,250
*	Deckers Outdoor Corp.	398,512	50,990
	Wyndham Destinations Inc.	1,332,226	47,747
*	Helen of Troy Ltd.	361,506	47,422
*	Ollie’s Bargain Outlet Holdings Inc.	705,575	46,928
	American Eagle Outfitters Inc.	2,309,007	44,633
*	Skechers U.S.A. Inc. Class A	1,836,876	42,046
	Wolverine World Wide Inc.	1,297,735	41,385
*	Chegg Inc.	1,418,673	40,319
	Churchill Downs Inc.	164,165	40,046
	Wendy’s Co.	2,560,434	39,968
	Extended Stay America Inc.	2,575,364	39,918
	Aaron’s Inc.	941,127	39,574
	Hyatt Hotels Corp. Class A	584,644	39,522
	Marriott Vacations Worldwide Corp.	560,096	39,492
	Graham Holdings Co. Class B	59,777	38,292
*	Adtalem Global Education Inc.	805,202	38,102
*	Stamps.com Inc.	233,827	36,393
*	Dorman Products Inc.	400,016	36,009

3

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Thor Industries Inc.	686,768	35,712
*	Hilton Grand Vacations Inc.	1,331,520	35,139
*	Urban Outfitters Inc.	1,032,363	34,274
	Columbia Sportswear Co.	407,129	34,235
	Choice Hotels International Inc.	470,824	33,702
	Strategic Education Inc.	295,834	33,553
	Steven Madden Ltd.	1,089,556	32,970
*	Eldorado Resorts Inc.	892,742	32,326
*,^	iRobot Corp.	379,445	31,775
	Dick’s Sporting Goods Inc.	1,011,389	31,555
*	Murphy USA Inc.	410,112	31,431
	Monro Inc.	453,166	31,155
*,^	RH	256,703	30,758
*	Belmond Ltd. Class A	1,227,906	30,734
*	Fox Factory Holding Corp.	520,664	30,651
*	Liberty Expedia Holdings Inc. Class A	747,127	29,220
*,^	Veoneer Inc.	1,198,880	28,258
*	AutoNation Inc.	789,279	28,177
*	Sally Beauty Holdings Inc.	1,647,867	28,096
*	Penn National Gaming Inc.	1,484,996	27,962
	Jack in the Box Inc.	351,507	27,287
	Dana Inc.	1,984,251	27,045
*,^	Tempur Sealy International Inc.	628,032	26,001
	Wingstop Inc.	400,648	25,718
*	Taylor Morrison Home Corp. Class A	1,604,984	25,519
*	National Vision Holdings Inc.	888,592	25,032
	Cheesecake Factory Inc.	571,599	24,870
*	frontdoor Inc.	928,270	24,701
*	Visteon Corp.	406,608	24,510
*	Crocs Inc.	914,503	23,759
	Dave & Buster’s Entertainment Inc.	529,094	23,576
	Lithia Motors Inc. Class A	307,753	23,491
	LCI Industries	347,797	23,233
	Brinker International Inc.	527,631	23,205
	DSW Inc. Class A	931,644	23,012
	Boyd Gaming Corp.	1,106,561	22,994
	Bloomin’ Brands Inc.	1,262,663	22,589
	Signet Jewelers Ltd.	710,224	22,564
	KB Home	1,179,800	22,534
	Cooper Tire & Rubber Co.	686,132	22,183
*	TopBuild Corp.	486,671	21,900
	Bed Bath & Beyond Inc.	1,892,298	21,421
*	TRI Pointe Group Inc.	1,937,395	21,176
*	Roku Inc.	686,564	21,036
	Tupperware Brands Corp.	665,336	21,005
*	Weight Watchers International Inc.	529,807	20,424
*	SeaWorld Entertainment Inc.	923,467	20,399
*	Floor & Decor Holdings Inc. Class A	786,631	20,374
	Penske Automotive Group Inc.	499,776	20,151
	Children’s Place Inc.	221,713	19,974
	Red Rock Resorts Inc. Class A	958,835	19,474
	Office Depot Inc.	7,521,621	19,406
*	Gentherm Inc.	480,928	19,228
	Tenneco Inc. Class A	692,006	18,954
*	Sotheby’s	476,444	18,934
*	Meritage Homes Corp.	513,828	18,868
	Callaway Golf Co.	1,215,490	18,597
*	Shutterfly Inc.	460,340	18,533
	Abercrombie & Fitch Co.	902,901	18,103
	Adient plc	1,197,239	18,030
*	Groupon Inc. Class A	5,631,762	18,022
	La-Z-Boy Inc.	647,215	17,934
*	Asbury Automotive Group Inc.	269,034	17,934
	Nutrisystem Inc.	402,878	17,678

4

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	GameStop Corp. Class A	1,400,206	17,671
	MDC Holdings Inc.	618,837	17,396
	Delphi Technologies plc	1,212,873	17,368
*	American Axle & Manufacturing Holdings Inc.	1,537,743	17,069
	Oxford Industries Inc.	236,200	16,780
	Caleres Inc.	599,217	16,676
*	Michaels Cos. Inc.	1,231,188	16,670
	Dine Brands Global Inc.	243,875	16,423
	Guess? Inc.	784,491	16,294
*	G-III Apparel Group Ltd.	574,440	16,021
*	Shake Shack Inc. Class A	352,725	16,021
	Big Lots Inc.	548,998	15,877
^	Dillard’s Inc. Class A	254,233	15,333
*	Cavco Industries Inc.	117,492	15,319
	International Speedway Corp. Class A	340,900	14,952
	BJ’s Restaurants Inc.	290,621	14,697
	Core-Mark Holding Co. Inc.	628,947	14,623
*,^	Carvana Co. Class A	446,053	14,590
*	Sleep Number Corp.	453,673	14,395
*	Cooper-Standard Holdings Inc.	226,610	14,077
*	Denny’s Corp.	867,930	14,069
*	Laureate Education Inc. Class A	915,313	13,949
*	Scientific Games Corp.	752,637	13,457
	Standard Motor Products Inc.	275,121	13,324
	Group 1 Automotive Inc.	249,030	13,129
	Sturm Ruger & Co. Inc.	239,861	12,765
*	K12 Inc.	514,435	12,753
*	Houghton Mifflin Harcourt Co.	1,420,826	12,589
*	Garrett Motion Inc.	1,016,227	12,540
	Papa John’s International Inc.	307,868	12,256
*	Genesco Inc.	275,914	12,223
*	Quotient Technology Inc.	1,094,886	11,693
*,^	LGI Homes Inc.	255,031	11,533
*	Career Education Corp.	961,657	10,982
*	Installed Building Products Inc.	303,841	10,236
	Acushnet Holdings Corp.	475,509	10,019
*	Malibu Boats Inc. Class A	284,883	9,914
*	Fossil Group Inc.	625,158	9,834
	Chico’s FAS Inc.	1,745,240	9,808
*	Rent-A-Center Inc.	604,358	9,785
	Winnebago Industries Inc.	397,505	9,624
*	American Outdoor Brands Corp.	743,465	9,561
	Tailored Brands Inc.	685,227	9,346
	Shutterstock Inc.	256,683	9,243
*	Stoneridge Inc.	373,188	9,199
	Ruth’s Hospitality Group Inc.	403,791	9,178
*	Vista Outdoor Inc.	796,367	9,039
*	M/I Homes Inc.	394,450	8,291
*	Regis Corp.	471,233	7,987
*	Party City Holdco Inc.	786,545	7,850
	Skyline Champion Corp.	529,153	7,773
*	Modine Manufacturing Co.	704,745	7,618
^	Buckle Inc.	392,745	7,596
*	PlayAGS Inc.	317,641	7,306
	Movado Group Inc.	226,728	7,169
	Tower International Inc.	290,472	6,913
*	At Home Group Inc.	370,222	6,908
*,^	GoPro Inc. Class A	1,551,220	6,577
^	PetMed Express Inc.	282,238	6,565
*	Boot Barn Holdings Inc.	385,123	6,559
*	Century Communities Inc.	371,958	6,420
*	America’s Car-Mart Inc.	88,380	6,403
*	Conn’s Inc.	338,101	6,377
*	Monarch Casino & Resort Inc.	165,656	6,318

5

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	American Public Education Inc.	220,798	6,284
	Ethan Allen Interiors Inc.	344,541	6,060
*	Ascena Retail Group Inc.	2,377,298	5,967
*	MarineMax Inc.	311,304	5,700
*	Playa Hotels & Resorts NV	775,802	5,578
	Barnes & Noble Inc.	782,001	5,544
	BBX Capital Corp. Class A	944,079	5,410
*,^	Stitch Fix Inc. Class A	307,582	5,257
	Winmark Corp.	33,028	5,251
*	Lindblad Expeditions Holdings Inc.	388,043	5,223
^	Camping World Holdings Inc. Class A	450,196	5,164
*	Del Taco Restaurants Inc.	515,439	5,149
*	Express Inc.	997,578	5,098
*	Fiesta Restaurant Group Inc.	325,225	5,044
	Haverty Furniture Cos. Inc.	267,613	5,026
*	Universal Electronics Inc.	195,913	4,953
*	Zumiez Inc.	257,205	4,931
	Johnson Outdoors Inc. Class A	82,982	4,874
*	El Pollo Loco Holdings Inc.	321,059	4,870
*	William Lyon Homes Class A	451,268	4,824
	Shoe Carnival Inc.	142,827	4,786
*	MasterCraft Boat Holdings Inc.	255,111	4,771
*	Carrols Restaurant Group Inc.	482,487	4,748
*	Red Robin Gourmet Burgers Inc.	177,477	4,742
	Cato Corp. Class A	326,876	4,665
*,^	JC Penney Co. Inc.	4,403,145	4,579
	Sonic Automotive Inc. Class A	331,232	4,558
*	Beazer Homes USA Inc.	480,381	4,554
*	Unifi Inc.	198,437	4,532
*	Nautilus Inc.	409,593	4,465
	Hooker Furniture Corp.	166,500	4,386
*	Motorcar Parts of America Inc.	262,276	4,364
*	Golden Entertainment Inc.	267,267	4,282
*	Chuy’s Holdings Inc.	240,057	4,259
*	1-800-Flowers.com Inc. Class A	344,158	4,209
*,^	Overstock.com Inc.	308,947	4,196
*	Bojangles’ Inc.	249,124	4,006
*	ZAGG Inc.	405,667	3,967
*,^	Noodles & Co. Class A	554,867	3,879
*	Hibbett Sports Inc.	264,843	3,787
*	Lumber Liquidators Holdings Inc.	388,982	3,703
	Speedway Motorsports Inc.	218,818	3,560
	Citi Trends Inc.	171,007	3,487
*,^	Duluth Holdings Inc.	135,821	3,427
	Clarus Corp.	331,237	3,352
*	Drive Shack Inc.	851,296	3,337
*,^	Lands’ End Inc.	227,801	3,237
	Carriage Services Inc. Class A	207,940	3,223
	Tilly’s Inc. Class A	290,537	3,155
*	Habit Restaurants Inc. Class A	299,701	3,147
*	YETI Holdings Inc.	206,000	3,057
	Tile Shop Holdings Inc.	550,922	3,019
*	Potbelly Corp.	365,281	2,941
	Bassett Furniture Industries Inc.	144,743	2,901
*	Century Casinos Inc.	389,890	2,881
*	Del Frisco’s Restaurant Group Inc.	396,219	2,833
	RCI Hospitality Holdings Inc.	121,812	2,720
*,^	GNC Holdings Inc. Class A	1,140,072	2,702
	Culp Inc.	142,664	2,696
	Nathan’s Famous Inc.	39,865	2,649
*	Liquidity Services Inc.	426,019	2,629
*	Vera Bradley Inc.	305,246	2,616
*	Bridgepoint Education Inc. Class A	371,079	2,601
	Rocky Brands Inc.	99,344	2,583

6

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Flexsteel Industries Inc.	116,192	2,566
*	Red Lion Hotels Corp.	305,689	2,507
*	Green Brick Partners Inc.	329,614	2,386
*	Sportsman’s Warehouse Holdings Inc.	529,933	2,321
*	Town Sports International Holdings Inc.	362,119	2,318
*	Barnes & Noble Education Inc.	534,546	2,144
*	Kirkland’s Inc.	222,422	2,120
	Weyco Group Inc.	71,804	2,095
	Marine Products Corp.	122,505	2,072
	Superior Group of Cos. Inc.	116,940	2,064
*	Funko Inc. Class A	145,658	1,915
*,^	Sonos Inc.	190,780	1,873
*	Lovesac Co.	80,380	1,844
	Hamilton Beach Brands Holding Co. Class A	75,416	1,769
*	Biglari Holdings Inc. Class B	15,491	1,759
*,^	Gaia Inc. Class A	168,153	1,742
	Superior Industries International Inc.	326,845	1,572
	Lifetime Brands Inc.	154,073	1,545
	Escalade Inc.	128,577	1,472
*,^	Vuzix Corp.	305,008	1,467
*	Leaf Group Ltd.	213,647	1,463
*	J Alexander’s Holdings Inc.	174,977	1,440
*,^	Turtle Beach Corp.	100,041	1,428
*	VOXX International Corp. Class A	344,908	1,366
*	Delta Apparel Inc.	79,196	1,365
	Libbey Inc.	350,433	1,360
	Collectors Universe Inc.	117,632	1,336
*	Hovnanian Enterprises Inc. Class A	1,930,021	1,320
*	Shiloh Industries Inc.	207,670	1,211
	Strattec Security Corp.	41,856	1,205
*	Container Store Group Inc.	244,308	1,165
*,^	Tuesday Morning Corp.	679,825	1,156
*	RTW RetailWinds Inc.	404,818	1,146
*	Vitamin Shoppe Inc.	241,233	1,143
	CSS Industries Inc.	126,546	1,135
	Bluegreen Vacations Corp.	87,757	1,135
*	Destination XL Group Inc.	512,322	1,112
*	J. Jill Inc.	198,400	1,057
*	Aspen Group Inc.	187,581	1,028
*	New Home Co. Inc.	194,068	1,015
*	Lakeland Industries Inc.	93,447	976
*,^	Fred’s Inc. Class A	499,688	944
*,^	Inspired Entertainment Inc.	195,412	938
	Big 5 Sporting Goods Corp.	360,704	934
*	JAKKS Pacific Inc.	595,776	876
*,^	Blue Apron Holdings Inc. Class A	835,474	852
*	Universal Technical Institute Inc.	216,907	792
*	Build-A-Bear Workshop Inc.	184,011	727
	Ark Restaurants Corp.	38,576	708
*,^	Dover Downs Gaming & Entertainment Inc.	226,028	626
*	Full House Resorts Inc.	302,969	612
*,^	Famous Dave’s of America Inc.	115,967	532
	Educational Development Corp.	57,944	494
*,^	Centric Brands Inc.	142,689	489
*,^	Francesca’s Holdings Corp.	489,821	476
*	Tandy Leather Factory Inc.	82,294	467
*,^	Horizon Global Corp.	326,001	466
*,^	Empire Resorts Inc.	45,517	461
	Crown Crafts Inc.	80,356	434
*,^	Stein Mart Inc.	402,522	431
*	Biglari Holdings Inc.	723	425
*	Destination Maternity Corp.	147,492	419
*,^	Remark Holdings Inc.	342,927	415
*,^	Sequential Brands Group Inc.	498,107	399

7

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Pier 1 Imports Inc.	1,257,734	385
	Peak Resorts Inc.	80,901	379
*	Vince Holding Corp.	39,451	368
	Gaming Partners International Corp.	27,699	360
*	FTD Cos. Inc.	237,504	352
	Dover Motorsports Inc.	181,111	340
*	Lincoln Educational Services Corp.	105,855	339
*	RumbleON Inc. Class B	57,200	308
*	Papa Murphy’s Holdings Inc.	64,363	306
*	Emerson Radio Corp.	206,739	298
*,^	UQM Technologies Inc.	340,089	289
*	ONE Group Hospitality Inc.	81,906	251
*	EVINE Live Inc.	627,996	251
^	Stage Stores Inc.	338,237	250
*	Good Times Restaurants Inc.	96,730	242
*,^	Blink Charging Co.	138,197	238
*,^	Workhorse Group Inc.	443,667	234
	AMCON Distributing Co.	2,126	212
*	Christopher & Banks Corp.	414,199	193
*	Genius Brands International Inc.	88,809	191
*	Luby’s Inc.	146,561	176
	Flanigan’s Enterprises Inc.	6,352	163
*	US Auto Parts Network Inc.	177,435	161
*	Trans World Entertainment Corp.	247,358	156
*	Forward Industries Inc.	115,757	150
^	FAT Brands Inc.	30,200	142
	Unique Fabricating Inc.	33,139	140
*,^	Sears Hometown and Outlet Stores Inc.	65,252	139
*	Charles & Colvard Ltd.	150,610	128
*	Dixie Group Inc.	168,576	118
*	Nevada Gold & Casinos Inc.	42,560	101
*	Diversified Restaurant Holdings Inc.	101,747	99
*,^	Arcimoto Inc.	36,630	98
*,^	Nova Lifestyle Inc.	210,360	97
*	Edison Nation Inc.	20,400	95
*,^	Kona Grill Inc.	86,359	91
*	Rave Restaurant Group Inc.	103,389	90
*	Summer Infant Inc.	85,344	90
*,^	Cool Holdings Inc.	43,500	84
*,^	Iconix Brand Group Inc.	840,129	70
*	Ascent Capital Group Inc. Class A	176,914	69
*	Sypris Solutions Inc.	85,553	67
*	Live Ventures Inc.	9,510	64
*	Cherokee Inc.	78,331	40
	Canterbury Park Holding Corp.	2,730	38
*,^	Chanticleer Holdings Inc.	19,975	26
	Lennar Corp. Class A	471	18
*	Lazydays Holdings Inc.	3,200	17
*	Naked Brand Group Ltd.	20,715	17
*	YogaWorks Inc.	33,800	17
*,^	XpresSpa Group Inc.	108,535	17
*	Koss Corp.	4,492	8
	Bowl America Inc. Class A	400	6
*	CTI Industries Corp.	1,768	5
*	Monaker Group Inc.	4,200	5
*,^	Comstock Holding Cos. Inc. Class A	2,809	5
*,^	iPic Entertainment Inc. Class A	1,500	5
	P&F Industries Inc. Class A	574	4
*	DGSE Cos. Inc.	1,900	1
*,^	ADOMANI Inc.	1,900	1
	Lennar Corp. Class B	6	—
*	CDTi Advanced Materials Inc.	1	—
			6,912,154

8

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Consumer Staples (2.7%)
	Bunge Ltd.	1,931,572	103,223
*	US Foods Holding Corp.	2,979,328	94,266
	Ingredion Inc.	969,708	88,631
*	Herbalife Nutrition Ltd.	1,432,118	84,423
*	Post Holdings Inc.	912,572	81,338
	Casey’s General Stores Inc.	502,077	64,336
	Keurig Dr Pepper Inc.	2,480,543	63,601
	Lancaster Colony Corp.	267,677	47,341
	Nu Skin Enterprises Inc. Class A	761,770	46,719
	Flowers Foods Inc.	2,517,051	46,490
*	Performance Food Group Co.	1,436,752	46,364
*	Darling Ingredients Inc.	2,249,881	43,288
*	Sprouts Farmers Market Inc.	1,748,207	41,100
*	TreeHouse Foods Inc.	765,686	38,828
	Energizer Holdings Inc.	818,692	36,964
	WD-40 Co.	189,829	34,788
	J&J Snack Foods Corp.	206,036	29,791
*	Boston Beer Co. Inc. Class A	118,051	28,431
*	Edgewell Personal Care Co.	738,428	27,580
	Sanderson Farms Inc.	275,754	27,380
	Spectrum Brands Holdings Inc.	622,322	26,293
^	B&G Foods Inc.	901,794	26,071
*	USANA Health Sciences Inc.	187,118	22,029
*	BJ’s Wholesale Club Holdings Inc.	929,642	20,601
	Medifast Inc.	163,409	20,429
*	Hain Celestial Group Inc.	1,220,960	19,364
*	Central Garden & Pet Co. Class A	616,405	19,263
	Universal Corp.	343,216	18,585
	PriceSmart Inc.	311,931	18,435
	Cal-Maine Foods Inc.	412,931	17,467
	Inter Parfums Inc.	240,546	15,773
^	Calavo Growers Inc.	214,100	15,621
*	Hostess Brands Inc. Class A	1,376,448	15,058
	Vector Group Ltd.	1,481,179	14,412
	Seaboard Corp.	3,773	13,349
*	Simply Good Foods Co.	683,591	12,920
	National Beverage Corp.	166,857	11,975
	Fresh Del Monte Produce Inc.	410,345	11,600
	Coca-Cola Bottling Co. Consolidated	64,555	11,451
*	Freshpet Inc.	350,798	11,282
*	Pilgrim’s Pride Corp.	714,541	11,083
	Andersons Inc.	370,629	11,078
	Weis Markets Inc.	224,805	10,741
*,^	Rite Aid Corp.	14,643,599	10,372
*	Chefs’ Warehouse Inc.	314,166	10,047
	MGP Ingredients Inc.	174,582	9,960
*	Avon Products Inc.	6,085,873	9,251
^	Tootsie Roll Industries Inc.	264,093	8,821
	SpartanNash Co.	499,692	8,585
*	United Natural Foods Inc.	690,761	7,315
	John B Sanfilippo & Son Inc.	122,082	6,795
*	Primo Water Corp.	464,663	6,510
	Ingles Markets Inc. Class A	208,837	5,685
*	Landec Corp.	459,603	5,442
	Dean Foods Co.	1,243,344	4,737
*,^	New Age Beverages Corp.	820,364	4,266
	Limoneira Co.	202,873	3,966
*,^	22nd Century Group Inc.	1,567,796	3,904
*	Seneca Foods Corp. Class A	135,462	3,823
*	Farmer Brothers Co.	157,933	3,685
*	Central Garden & Pet Co.	96,975	3,341
*,^	Revlon Inc. Class A	127,302	3,207
	Turning Point Brands Inc.	116,559	3,173

9

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Village Super Market Inc. Class A	107,734	2,881
*	elf Beauty Inc.	308,412	2,671
*	Lifevantage Corp.	173,830	2,293
*	Craft Brew Alliance Inc.	147,482	2,111
	Natural Health Trends Corp.	103,055	1,906
*	Smart & Final Stores Inc.	400,506	1,898
	Oil-Dri Corp. of America	65,419	1,734
*	Natural Grocers by Vitamin Cottage Inc.	112,526	1,725
*,^	Pyxus International Inc.	119,170	1,413
	Alico Inc.	46,719	1,378
	United-Guardian Inc.	57,149	1,048
*,^	Castle Brands Inc.	1,107,894	942
*,^	Celsius Holdings Inc.	243,733	846
	Rocky Mountain Chocolate Factory Inc.	96,131	808
*	Veru Inc.	556,002	778
*	Nature’s Sunshine Products Inc.	91,053	742
*	Natural Alternatives International Inc.	73,591	723
*	RiceBran Technologies	235,485	706
*	Eastside Distilling Inc.	86,197	533
*	S&W Seed Co.	228,965	414
*,^	Youngevity International Inc.	60,367	345
*	Reed’s Inc.	139,267	288
*	Lifeway Foods Inc.	87,868	165
	Mannatech Inc.	7,785	146
*,^	Orchids Paper Products Co.	132,485	125
*	Coffee Holding Co. Inc.	34,760	123
*,^	MYOS RENS Technology Inc.	48,575	69
	Ocean Bio-Chem Inc.	19,130	63
*	Bridgford Foods Corp.	2,984	59
*	Arcadia Biosciences Inc.	18,655	59
*	HF Foods Group Inc.	3,866	51
*	Truett-Hurst Inc.	16,664	32
*	Ifresh Inc.	26,239	23
*	CCA Industries Inc.	9,900	22
*	Reliv International Inc.	4,459	17
*	Cyanotech Corp.	2,701	8
*	Willamette Valley Vineyards Inc.	533	4
			1,601,796
Energy (3.3%)
*	Cheniere Energy Inc.	3,025,832	179,099
	Targa Resources Corp.	3,142,284	113,185
	EQT Corp.	3,492,662	65,976
*	WPX Energy Inc.	5,404,892	61,346
*	Parsley Energy Inc. Class A	3,605,262	57,612
*	Equitrans Midstream Corp.	2,784,570	55,747
	PBF Energy Inc. Class A	1,645,158	53,747
	Murphy Oil Corp.	2,231,385	52,192
*	Transocean Ltd.	6,912,713	47,974
*	Continental Resources Inc.	1,184,805	47,617
	Core Laboratories NV	604,904	36,089
	Delek US Holdings Inc.	1,035,169	33,653
	Peabody Energy Corp.	1,068,111	32,556
*	CNX Resources Corp.	2,798,352	31,957
	Patterson-UTI Energy Inc.	2,976,576	30,808
*	Centennial Resource Development Inc. Class A	2,614,679	28,814
*	Apergy Corp.	1,062,855	28,782
*	Antero Resources Corp.	3,038,275	28,529
*	Whiting Petroleum Corp.	1,245,378	28,258
*	Southwestern Energy Co.	7,977,440	27,203
	Range Resources Corp.	2,833,935	27,121
*	PDC Energy Inc.	906,158	26,967
*,^	Chesapeake Energy Corp.	12,547,664	26,350
*	Matador Resources Co.	1,422,082	22,085
	SM Energy Co.	1,416,028	21,920

10

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Arch Coal Inc. Class A	258,807	21,478
^	Ensco plc Class A	5,968,907	21,249
*	Callon Petroleum Co.	3,113,615	20,207
*	Oasis Petroleum Inc.	3,645,770	20,161
	World Fuel Services Corp.	924,845	19,801
*	QEP Resources Inc.	3,240,157	18,242
*	Oceaneering International Inc.	1,345,934	16,286
	McDermott International Inc.	2,471,797	16,166
*	SRC Energy Inc.	3,321,264	15,610
*	Dril-Quip Inc.	489,892	14,711
*	Rowan Cos. plc Class A	1,744,707	14,638
*	Gulfport Energy Corp.	2,155,448	14,118
*	Cactus Inc. Class A	514,580	14,105
	CVR Energy Inc.	401,883	13,857
	Archrock Inc.	1,789,124	13,401
*	Magnolia Oil & Gas Corp.	1,192,339	13,366
*	Kosmos Energy Ltd.	3,238,363	13,180
*	Renewable Energy Group Inc.	512,071	13,160
*	Carrizo Oil & Gas Inc.	1,162,335	13,123
	SemGroup Corp. Class A	906,716	12,495
*	ProPetro Holding Corp.	1,011,719	12,464
*	CONSOL Energy Inc.	384,789	12,202
*	Oil States International Inc.	824,945	11,780
*	C&J Energy Services Inc.	867,711	11,714
*	California Resources Corp.	664,160	11,317
*	Denbury Resources Inc.	6,309,114	10,789
^	US Silica Holdings Inc.	1,058,245	10,773
*	Unit Corp.	746,178	10,655
*	Helix Energy Solutions Group Inc.	1,919,530	10,385
*	Penn Virginia Corp.	186,571	10,086
*,^	Tellurian Inc.	1,301,173	9,043
	Nabors Industries Ltd.	4,431,311	8,863
*	Noble Corp. plc	3,355,094	8,790
*	SEACOR Holdings Inc.	236,928	8,766
*	Newpark Resources Inc.	1,261,782	8,668
*	Diamond Offshore Drilling Inc.	879,994	8,307
*	Tidewater Inc.	428,870	8,204
*,^	Resolute Energy Corp.	278,952	8,084
*	Exterran Corp.	446,318	7,900
	RPC Inc.	794,646	7,843
*,^	Jagged Peak Energy Inc.	852,000	7,770
*,^	Weatherford International plc	13,666,696	7,640
*	Laredo Petroleum Inc.	2,095,554	7,586
*	KLX Energy Services Holdings Inc.	305,422	7,162
*	Superior Energy Services Inc.	2,098,158	7,029
	Green Plains Inc.	532,805	6,985
*	International Seaways Inc.	408,122	6,873
*	Extraction Oil & Gas Inc.	1,589,825	6,820
	Liberty Oilfield Services Inc. Class A	524,854	6,797
*	Northern Oil and Gas Inc.	3,005,101	6,792
*	Matrix Service Co.	376,607	6,756
*	Par Pacific Holdings Inc.	398,596	5,652
*	Bonanza Creek Energy Inc.	265,712	5,492
*	REX American Resources Corp.	79,554	5,418
*	Frank’s International NV	1,013,075	5,288
*	Select Energy Services Inc. Class A	825,033	5,214
*	W&T Offshore Inc.	1,254,483	5,169
*	WildHorse Resource Development Corp.	353,673	4,990
*	Talos Energy Inc.	303,595	4,955
*	Keane Group Inc.	591,323	4,837
*	Forum Energy Technologies Inc.	1,080,616	4,463
*	Contura Energy Inc.	66,900	4,398
^	Solaris Oilfield Infrastructure Inc. Class A	356,140	4,306
	Falcon Minerals Corp.	485,700	4,128

11

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Ring Energy Inc.	791,167	4,019
*	Roan Resources Inc.	468,200	3,924
*	HighPoint Resources Corp.	1,520,975	3,787
	Panhandle Oil and Gas Inc. Class A	223,317	3,461
*	SEACOR Marine Holdings Inc.	288,901	3,398
*	Clean Energy Fuels Corp.	1,970,555	3,389
*,^	Halcon Resources Corp.	1,986,305	3,377
*	SandRidge Energy Inc.	433,747	3,301
*	Nine Energy Service Inc.	143,974	3,245
*	FTS International Inc.	455,805	3,241
	Evolution Petroleum Corp.	446,329	3,044
	Mammoth Energy Services Inc.	167,399	3,010
*	TETRA Technologies Inc.	1,740,794	2,925
*	Natural Gas Services Group Inc.	177,302	2,915
	NACCO Industries Inc. Class A	82,575	2,799
*,^	Uranium Energy Corp.	2,168,249	2,710
*	Midstates Petroleum Co. Inc.	354,585	2,663
*	Abraxas Petroleum Corp.	2,425,500	2,644
*	Geospace Technologies Corp.	246,892	2,545
*	Dorian LPG Ltd.	434,321	2,532
*	RigNet Inc.	184,815	2,336
*	Era Group Inc.	257,984	2,255
*	Chaparral Energy Inc. Class A	452,558	2,227
	Berry Petroleum Corp.	244,010	2,135
*	US Well Services Inc.	328,000	2,132
*	Ultra Petroleum Corp.	2,679,494	2,037
*	SilverBow Resources Inc.	77,094	1,823
*	Gulf Island Fabrication Inc.	232,607	1,679
*,^	Alta Mesa Resources Inc. Class A	1,642,576	1,643
*	Independence Contract Drilling Inc.	481,384	1,502
*	Basic Energy Services Inc.	371,553	1,427
*,^	Covia Holdings Corp.	405,931	1,388
	Hallador Energy Co.	269,977	1,369
*,^	Bristow Group Inc.	560,275	1,362
*,^	CARBO Ceramics Inc.	389,301	1,355
*	Earthstone Energy Inc. Class A	292,795	1,323
*	Overseas Shipholding Group Inc. Class A	783,985	1,301
*	Pioneer Energy Services Corp.	1,048,456	1,290
*	Contango Oil & Gas Co.	371,864	1,209
*	Lonestar Resources US Inc. Class A	327,678	1,196
*	VAALCO Energy Inc.	745,157	1,095
*,^	Eclipse Resources Corp.	1,017,190	1,068
	Adams Resources & Energy Inc.	26,556	1,028
*	Isramco Inc.	7,853	931
*,^	Comstock Resources Inc.	195,841	887
*	Dawson Geophysical Co.	260,463	880
*,^	Lilis Energy Inc.	640,918	878
*	NCS Multistage Holdings Inc.	163,868	834
*,^	NextDecade Corp.	137,751	744
*	Hornbeck Offshore Services Inc.	507,761	731
*	ION Geophysical Corp.	135,646	703
*	Smart Sand Inc.	290,825	646
*	Profire Energy Inc.	441,797	641
*	Goodrich Petroleum Corp.	44,539	601
*,^	Approach Resources Inc.	688,201	600
*	Pacific Ethanol Inc.	606,815	522
*	Aspen Aerogels Inc.	229,377	489
*	EP Energy Corp. Class A	640,486	448
*	Quintana Energy Services Inc.	114,748	397
*	Cloud Peak Energy Inc.	1,058,818	388
*	TransAtlantic Petroleum Ltd.	337,879	351
*	Mitcham Industries Inc.	137,162	351
*	Ranger Energy Services Inc.	66,043	341
*,^	Sanchez Energy Corp.	1,221,336	330

12

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Vertex Energy Inc.	318,653	325
*,^	Torchlight Energy Resources Inc.	573,989	324
*,^	Zion Oil & Gas Inc.	765,109	319
*	Rosehill Resources Inc. Class A	125,800	281
*	PrimeEnergy Corp.	3,877	269
*	Key Energy Services Inc.	122,043	253
*,^	PHI Inc. NV	108,712	201
*,^	Gevo Inc.	88,953	174
*,^	Enservco Corp.	450,210	167
*	Centrus Energy Corp. Class A	94,105	159
*	Superior Drilling Products Inc.	91,783	107
*	Synthesis Energy Systems Inc.	138,584	100
*	Aemetis Inc.	113,906	69
*,^	PHI Inc.	30,581	69
*	Barnwell Industries Inc.	44,204	59
*,^	PEDEVCO Corp.	60,609	46
*	Tengasco Inc.	47,328	45
*,^	New Concept Energy Inc.	29,463	41
*,^	Westwater Resources Inc.	237,435	33
*,^	SAExploration Holdings Inc.	14,744	28
*	ENGlobal Corp.	44,862	26
*	US Energy Corp. Wyoming	28,339	19
*,^	Houston American Energy Corp.	93,484	18
	Euronav NV	2,292	16
*,^	Camber Energy Inc.	7,826	9
*	Eco-Stim Energy Solutions Inc.	126,517	8
*,^	Yuma Energy Inc.	27,755	4
*	Mexco Energy Corp.	600	2
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	1
*,^,§	Harvest Natural Resources Inc.	133,886	—
			1,939,068
Financials (16.6%)
*	Markel Corp.	190,498	197,746
	TD Ameritrade Holding Corp.	3,693,535	180,835
	Annaly Capital Management Inc.	17,867,352	175,457
*	Arch Capital Group Ltd.	5,542,015	148,083
	KKR & Co. Inc. Class A	7,262,667	142,566
	Ally Financial Inc.	5,644,491	127,904
	Alleghany Corp.	203,406	126,787
	AGNC Investment Corp.	7,157,850	125,549
	Reinsurance Group of America Inc. Class A	857,688	120,274
	Fidelity National Financial Inc.	3,765,518	118,388
	MarketAxess Holdings Inc.	515,185	108,864
	FactSet Research Systems Inc.	519,827	104,033
	WR Berkley Corp.	1,317,169	97,352
	Brown & Brown Inc.	3,204,400	88,313
	American Financial Group Inc.	962,641	87,148
	East West Bancorp Inc.	1,979,730	86,178
	Voya Financial Inc.	2,121,607	85,161
	SEI Investments Co.	1,790,788	82,734
	Old Republic International Corp.	3,897,251	80,166
	Commerce Bancshares Inc.	1,365,736	76,987
	Cullen/Frost Bankers Inc.	870,672	76,567
	Signature Bank	732,495	75,308
	RenaissanceRe Holdings Ltd.	552,473	73,866
	Starwood Property Trust Inc.	3,735,033	73,618
	LPL Financial Holdings Inc.	1,185,760	72,426
	New Residential Investment Corp.	4,968,569	70,603
*	Athene Holding Ltd. Class A	1,737,818	69,217
	First American Financial Corp.	1,526,378	68,138
	Hanover Insurance Group Inc.	580,433	67,777
	Lazard Ltd. Class A	1,774,340	65,491
	Popular Inc.	1,375,002	64,928
*	Credit Acceptance Corp.	169,860	64,846

13

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	New York Community Bancorp Inc.	6,685,567	62,911
	Webster Financial Corp.	1,262,776	62,242
	Axis Capital Holdings Ltd.	1,141,791	58,962
	First Horizon National Corp.	4,429,389	58,291
	Primerica Inc.	588,821	57,534
	Prosperity Bancshares Inc.	905,872	56,436
	Interactive Brokers Group Inc.	1,030,734	56,330
	Eaton Vance Corp.	1,586,770	55,823
	Kemper Corp.	835,564	55,465
	Assured Guaranty Ltd.	1,448,669	55,455
	PacWest Bancorp	1,661,523	55,295
	CIT Group Inc.	1,434,181	54,886
^	First Financial Bankshares Inc.	929,757	53,638
*	Western Alliance Bancorp	1,330,536	52,543
	Blackstone Mortgage Trust Inc. Class A	1,639,843	52,245
*	MGIC Investment Corp.	4,962,513	51,908
*	Green Dot Corp. Class A	649,617	51,658
	Wintrust Financial Corp.	770,911	51,258
	Synovus Financial Corp.	1,599,331	51,163
	Sterling Bancorp	3,064,962	50,603
	Selective Insurance Group Inc.	810,926	49,418
	IBERIABANK Corp.	759,866	48,844
	Radian Group Inc.	2,932,751	47,980
	Umpqua Holdings Corp.	3,013,693	47,918
	Janus Henderson Group plc	2,292,995	47,511
	First Citizens BancShares Inc. Class A	123,443	46,544
	Pinnacle Financial Partners Inc.	1,002,728	46,226
*	Essent Group Ltd.	1,348,486	46,091
	Glacier Bancorp Inc.	1,160,273	45,970
	MB Financial Inc.	1,151,206	45,622
	Chimera Investment Corp.	2,537,842	45,224
	Associated Banc-Corp	2,266,312	44,850
	TCF Financial Corp.	2,279,753	44,432
	United Bankshares Inc.	1,414,683	44,011
	FirstCash Inc.	601,040	43,485
	FNB Corp.	4,412,394	43,418
	Two Harbors Investment Corp.	3,375,402	43,340
	BankUnited Inc.	1,407,059	42,127
	Community Bank System Inc.	711,810	41,499
	MFA Financial Inc.	6,127,309	40,930
	Hancock Whitney Corp.	1,167,154	40,442
	Stifel Financial Corp.	973,616	40,327
	Valley National Bancorp	4,523,728	40,171
	Evercore Inc. Class A	553,238	39,590
	Bank of Hawaii Corp.	570,294	38,392
	Bank OZK	1,653,771	37,756
	Fulton Financial Corp.	2,438,788	37,752
	UMB Financial Corp.	617,267	37,635
	RLI Corp.	543,482	37,495
	Columbia Banking System Inc.	1,012,016	36,726
	White Mountains Insurance Group Ltd.	42,670	36,598
	Home BancShares Inc.	2,211,806	36,141
	Chemical Financial Corp.	981,423	35,930
	Cathay General Bancorp	1,058,288	35,484
*	Texas Capital Bancshares Inc.	688,334	35,167
	Erie Indemnity Co. Class A	263,727	35,157
	Federated Investors Inc. Class B	1,313,041	34,861
*	Enstar Group Ltd.	207,910	34,839
	American Equity Investment Life Holding Co.	1,234,455	34,491
	Aspen Insurance Holdings Ltd.	813,819	34,172
	Investors Bancorp Inc.	3,256,862	33,871
	CNO Financial Group Inc.	2,246,178	33,423
	BancorpSouth Bank	1,240,760	32,433
	BOK Financial Corp.	441,693	32,389

14

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	First Financial Bancorp	1,349,817	32,018
*	Genworth Financial Inc. Class A	6,860,692	31,971
	Old National Bancorp	2,071,378	31,899
*	SLM Corp.	3,803,604	31,608
	Argo Group International Holdings Ltd.	466,126	31,347
	AXA Equitable Holdings Inc.	1,822,911	30,315
	South State Corp.	501,563	30,069
	Simmons First National Corp. Class A	1,241,212	29,950
	Washington Federal Inc.	1,119,682	29,907
	ProAssurance Corp.	736,877	29,888
	Legg Mason Inc.	1,162,694	29,660
	CVB Financial Corp.	1,423,061	28,789
	First Midwest Bancorp Inc.	1,439,411	28,515
	WesBanco Inc.	767,749	28,169
	Navient Corp.	3,156,337	27,807
	Morningstar Inc.	252,658	27,752
	First Hawaiian Inc.	1,231,499	27,721
	Santander Consumer USA Holdings Inc.	1,573,937	27,686
	Independent Bank Corp.	388,384	27,307
	International Bancshares Corp.	761,881	26,209
	Trustmark Corp.	916,104	26,045
	First BanCorp	2,976,780	25,600
	Apollo Commercial Real Estate Finance Inc.	1,527,100	25,442
*	OneMain Holdings Inc.	1,029,751	25,013
	Northwest Bancshares Inc.	1,476,134	25,006
	Capitol Federal Financial Inc.	1,955,244	24,968
	Great Western Bancorp Inc.	787,232	24,601
	United Community Banks Inc.	1,094,882	23,496
	Union Bankshares Corp.	826,205	23,324
	Banner Corp.	435,759	23,304
	First Merchants Corp.	666,675	22,847
	Virtu Financial Inc. Class A	870,606	22,427
*,^	LendingTree Inc.	101,960	22,387
	Navigators Group Inc.	320,898	22,299
	Invesco Mortgage Capital Inc.	1,527,720	22,121
	Towne Bank	921,533	22,071
*	FCB Financial Holdings Inc. Class A	638,433	21,439
	Moelis & Co. Class A	623,010	21,419
	Horace Mann Educators Corp.	570,177	21,353
	National General Holdings Corp.	880,805	21,324
	NBT Bancorp Inc.	614,981	21,272
*	Eagle Bancorp Inc.	432,452	21,065
	Provident Financial Services Inc.	872,585	21,055
	CenterState Bank Corp.	993,618	20,906
	Westamerica Bancorporation	374,658	20,861
	ServisFirst Bancshares Inc.	640,283	20,406
	Renasant Corp.	665,226	20,077
	LegacyTexas Financial Group Inc.	620,415	19,909
	Hope Bancorp Inc.	1,670,766	19,815
	Waddell & Reed Financial Inc. Class A	1,075,696	19,449
	Mercury General Corp.	372,209	19,247
	Employers Holdings Inc.	458,431	19,240
	BGC Partners Inc. Class A	3,715,069	19,207
*	Axos Financial Inc.	761,518	19,175
	S&T Bancorp Inc.	492,526	18,637
	Ladder Capital Corp. Class A	1,193,895	18,470
*	Seacoast Banking Corp. of Florida	708,191	18,427
	Colony Credit Real Estate Inc.	1,150,940	18,173
	Hilltop Holdings Inc.	1,003,609	17,894
	Heartland Financial USA Inc.	403,267	17,724
	Ameris Bancorp	557,947	17,670
	Houlihan Lokey Inc. Class A	476,775	17,545
*	Blucora Inc.	656,899	17,500
*	PennyMac Financial Services Inc.	814,049	17,307

15

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Kearny Financial Corp.	1,349,516	17,301
	Walker & Dunlop Inc.	398,626	17,241
	Redwood Trust Inc.	1,133,258	17,078
	Cadence BanCorp Class A	1,009,058	16,932
	First Interstate BancSystem Inc. Class A	462,284	16,901
	Universal Insurance Holdings Inc.	444,649	16,861
	CNA Financial Corp.	377,586	16,670
	First Commonwealth Financial Corp.	1,378,992	16,658
	Safety Insurance Group Inc.	203,466	16,646
	United Fire Group Inc.	296,155	16,422
	WSFS Financial Corp.	431,783	16,369
*	NMI Holdings Inc. Class A	911,361	16,268
*	FGL Holdings	2,425,562	16,154
*	Cannae Holdings Inc.	930,370	15,928
	City Holding Co.	234,575	15,855
	Nelnet Inc. Class A	302,907	15,854
*	Pacific Premier Bancorp Inc.	619,869	15,819
	PennyMac Mortgage Investment Trust	844,803	15,730
	Brookline Bancorp Inc.	1,135,088	15,687
	Park National Corp.	183,476	15,586
	AMERISAFE Inc.	272,438	15,445
*	LendingClub Corp.	5,851,347	15,389
	American National Insurance Co.	120,936	15,388
	Sandy Spring Bancorp Inc.	489,510	15,341
	Artisan Partners Asset Management Inc. Class A	692,897	15,320
	James River Group Holdings Ltd.	419,027	15,311
	Berkshire Hills Bancorp Inc.	567,482	15,305
	Beneficial Bancorp Inc.	1,068,342	15,267
*	PRA Group Inc.	625,539	15,244
	First Busey Corp.	612,606	15,033
	Independent Bank Group Inc.	322,104	14,743
	Kinsale Capital Group Inc.	264,932	14,720
	Lakeland Financial Corp.	361,440	14,515
	First Bancorp	426,224	13,920
	Investment Technology Group Inc.	458,662	13,870
	Southside Bancshares Inc.	434,523	13,796
	Stewart Information Services Corp.	333,126	13,791
	Piper Jaffray Cos.	206,976	13,627
	Heritage Financial Corp.	458,501	13,627
	Tompkins Financial Corp.	174,952	13,123
	OceanFirst Financial Corp.	573,665	12,913
	TriCo Bancshares	382,035	12,909
	Boston Private Financial Holdings Inc.	1,187,894	12,556
	BancFirst Corp.	249,977	12,474
	Enterprise Financial Services Corp.	328,169	12,349
	New York Mortgage Trust Inc.	2,081,353	12,259
	TFS Financial Corp.	759,499	12,251
	State Bank Financial Corp.	540,594	11,671
	ARMOUR Residential REIT Inc.	568,307	11,650
	Meridian Bancorp Inc.	788,552	11,292
	National Bank Holdings Corp. Class A	362,577	11,193
*	MBIA Inc.	1,251,227	11,161
	Granite Point Mortgage Trust Inc.	600,600	10,829
*	Ambac Financial Group Inc.	626,182	10,795
	TPG RE Finance Trust Inc.	590,315	10,791
	WisdomTree Investments Inc.	1,604,047	10,667
*	Flagstar Bancorp Inc.	403,456	10,651
	United Financial Bancorp Inc.	716,859	10,538
	Central Pacific Financial Corp.	430,482	10,482
*	Columbia Financial Inc.	684,941	10,473
	PJT Partners Inc.	265,167	10,278
	Cohen & Steers Inc.	297,085	10,196
	OFG Bancorp	603,225	9,929
*	Triumph Bancorp Inc.	334,188	9,925

16

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Washington Trust Bancorp Inc.	208,174	9,895
*	Third Point Reinsurance Ltd.	1,021,434	9,847
	Community Trust Bancorp Inc.	245,221	9,713
	Bryn Mawr Bank Corp.	282,298	9,711
	Arbor Realty Trust Inc.	963,544	9,703
	TrustCo Bank Corp. NY	1,408,379	9,661
	Stock Yards Bancorp Inc.	293,377	9,623
	1st Source Corp.	237,755	9,591
	Lakeland Bancorp Inc.	642,343	9,513
	FBL Financial Group Inc. Class A	144,125	9,462
*	World Acceptance Corp.	92,436	9,453
	Northfield Bancorp Inc.	695,812	9,428
	National Western Life Group Inc. Class A	31,299	9,412
*	Enova International Inc.	474,980	9,243
	Univest Corp. of Pennsylvania	419,724	9,053
*	eHealth Inc.	233,980	8,990
	Hamilton Lane Inc. Class A	242,080	8,957
*,^	Trupanion Inc.	350,353	8,920
	Carolina Financial Corp.	294,500	8,714
	Hanmi Financial Corp.	438,188	8,632
	Preferred Bank	194,328	8,424
	Capstead Mortgage Corp.	1,259,117	8,398
*,^	Encore Capital Group Inc.	355,990	8,366
	Flushing Financial Corp.	387,367	8,340
	FB Financial Corp.	237,628	8,322
	Horizon Bancorp Inc.	519,780	8,202
	Blue Hills Bancorp Inc.	381,767	8,147
	German American Bancorp Inc.	292,479	8,122
	Fidelity Southern Corp.	311,451	8,104
*	HomeStreet Inc.	380,383	8,076
*	INTL. FCStone Inc.	219,455	8,028
	Virtus Investment Partners Inc.	100,848	8,010
	Oritani Financial Corp.	540,469	7,972
	Camden National Corp.	219,944	7,911
	Peoples Bancorp Inc.	262,039	7,887
	ConnectOne Bancorp Inc.	426,353	7,875
*	National Commerce Corp.	216,912	7,809
	Federal Agricultural Mortgage Corp.	128,655	7,776
	State Auto Financial Corp.	227,720	7,752
	KKR Real Estate Finance Trust Inc.	404,405	7,744
	Banc of California Inc.	578,711	7,703
	Great Southern Bancorp Inc.	163,342	7,519
	Dime Community Bancshares Inc.	442,776	7,518
	Guaranty Bancorp	361,433	7,500
*	Customers Bancorp Inc.	410,795	7,476
	Meta Financial Group Inc.	382,108	7,409
*	HarborOne Bancorp Inc.	457,767	7,274
	First Defiance Financial Corp.	295,653	7,246
	People’s Utah Bancorp	238,457	7,189
	Bank of Marin Bancorp	173,184	7,142
*	First Foundation Inc.	555,123	7,139
*	Focus Financial Partners Inc. Class A	267,754	7,050
	Diamond Hill Investment Group Inc.	47,090	7,038
	CBTX Inc.	237,225	6,974
	Bridge Bancorp Inc.	270,819	6,903
*	Equity Bancshares Inc. Class A	195,381	6,887
	Independent Bank Corp.	323,805	6,806
*	Veritex Holdings Inc.	318,343	6,806
	Mercantile Bank Corp.	237,801	6,720
*	Donnelley Financial Solutions Inc.	468,056	6,567
	Green Bancorp Inc.	382,499	6,556
	First of Long Island Corp.	325,942	6,503
*	TriState Capital Holdings Inc.	331,443	6,450
	HomeTrust Bancshares Inc.	245,052	6,415

17

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Bancorp Inc.	805,435	6,411
	Heritage Commerce Corp.	559,592	6,346
	AG Mortgage Investment Trust Inc.	394,214	6,280
	Waterstone Financial Inc.	368,596	6,178
	Arrow Financial Corp.	192,181	6,154
	United Community Financial Corp.	692,168	6,126
	First Community Bankshares Inc.	192,709	6,066
*	Atlantic Capital Bancshares Inc.	370,097	6,059
	First Financial Corp.	149,957	6,021
	QCR Holdings Inc.	185,012	5,937
	Opus Bank	302,903	5,934
	Peapack Gladstone Financial Corp.	230,953	5,815
	Greenhill & Co. Inc.	236,144	5,762
	Anworth Mortgage Asset Corp.	1,423,529	5,751
	Financial Institutions Inc.	222,633	5,722
	Ares Commercial Real Estate Corp.	437,138	5,700
*	EZCORP Inc. Class A	728,003	5,627
	Midland States Bancorp Inc.	251,183	5,611
*	Allegiance Bancshares Inc.	169,836	5,498
	Western Asset Mortgage Capital Corp.	643,890	5,370
	Live Oak Bancshares Inc.	359,039	5,317
*	Nicolet Bankshares Inc.	107,365	5,239
	First Bancshares Inc.	172,627	5,222
	Old Second Bancorp Inc.	397,003	5,161
	United Insurance Holdings Corp.	304,974	5,069
	Farmers National Banc Corp.	396,178	5,047
*	Cowen Inc. Class A	372,673	4,971
	HCI Group Inc.	95,748	4,865
	Access National Corp.	227,327	4,849
	Bar Harbor Bankshares	214,769	4,817
	Republic Bancorp Inc. Class A	121,849	4,718
	Macatawa Bank Corp.	487,287	4,688
	Farmers & Merchants Bancorp Inc.	121,741	4,686
	Exantas Capital Corp.	467,585	4,685
	Heritage Insurance Holdings Inc.	317,704	4,677
	PCSB Financial Corp.	238,073	4,657
	Orchid Island Capital Inc.	725,961	4,639
*	Franklin Financial Network Inc.	175,095	4,617
	Dynex Capital Inc.	795,789	4,552
	Old Line Bancshares Inc.	172,626	4,544
	Citizens & Northern Corp.	171,850	4,542
*,^	Citizens Inc. Class A	603,522	4,538
*,^	Health Insurance Innovations Inc. Class A	165,461	4,423
*	Republic First Bancorp Inc.	740,369	4,420
*	Mr Cooper Group Inc.	376,332	4,392
	First Mid-Illinois Bancshares Inc.	137,503	4,389
^	Cambridge Bancorp	51,299	4,271
*	On Deck Capital Inc.	702,904	4,147
	Capital City Bank Group Inc.	174,134	4,042
	EMC Insurance Group Inc.	125,763	4,006
	CNB Financial Corp.	174,403	4,003
	Merchants Bancorp	197,866	3,949
	West Bancorporation Inc.	206,778	3,947
	Sierra Bancorp	163,708	3,934
	Westwood Holdings Group Inc.	113,147	3,847
	Southern National Bancorp of Virginia Inc.	289,042	3,821
	Hingham Institution for Savings	19,268	3,810
*	BSB Bancorp Inc.	133,413	3,744
*	Byline Bancorp Inc.	224,520	3,741
	Oppenheimer Holdings Inc. Class A	145,550	3,719
	Cherry Hill Mortgage Investment Corp.	210,840	3,698
	Home Bancorp Inc.	103,208	3,654
	Western New England Bancorp Inc.	359,198	3,606
	Global Indemnity Ltd.	98,677	3,575

18

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	BankFinancial Corp.	238,827	3,570
	Investors Title Co.	20,149	3,560
	ACNB Corp.	90,575	3,555
	First Bancorp Inc.	132,979	3,497
*	Goosehead Insurance Inc. Class A	132,049	3,472
	Ready Capital Corp.	249,482	3,450
	Investar Holding Corp.	138,409	3,433
	Ladenburg Thalmann Financial Services Inc.	1,461,822	3,406
	Enterprise Bancorp Inc.	105,588	3,396
*	Greenlight Capital Re Ltd. Class A	391,796	3,377
	Northrim BanCorp Inc.	101,950	3,351
*	Southern First Bancshares Inc.	103,221	3,310
	MidWestOne Financial Group Inc.	132,737	3,296
	Southern Missouri Bancorp Inc.	96,799	3,282
	Territorial Bancorp Inc.	125,627	3,264
*	Regional Management Corp.	134,869	3,244
	Civista Bancshares Inc.	180,312	3,141
	B. Riley Financial Inc.	219,189	3,112
	American National Bankshares Inc.	106,066	3,109
	Century Bancorp Inc. Class A	45,509	3,082
	Reliant Bancorp Inc.	130,657	3,010
	Arlington Asset Investment Corp. Class A	409,790	2,967
	FedNat Holding Co.	148,849	2,965
	National Bankshares Inc.	81,147	2,956
	Peoples Financial Services Corp.	66,499	2,930
*	Safeguard Scientifics Inc.	329,458	2,840
*	Select Bancorp Inc.	225,202	2,788
	Ames National Corp.	109,242	2,777
	Origin Bancorp Inc.	80,629	2,748
	Business First Bancshares Inc.	112,655	2,730
	First Northwest Bancorp	182,367	2,705
	First Choice Bancorp	119,600	2,703
	First Guaranty Bancshares Inc.	115,429	2,679
	Protective Insurance Corp. Class B	160,081	2,665
	Marlin Business Services Corp.	119,039	2,658
	First Internet Bancorp	129,251	2,642
	Great Ajax Corp.	216,053	2,603
	Ares Management Corp.	145,361	2,585
	Amalgamated Bank Class A	131,487	2,564
*	Metropolitan Bank Holding Corp.	80,811	2,493
*	Spirit of Texas Bancshares Inc.	108,987	2,483
	MBT Financial Corp.	265,189	2,466
	Independence Holding Co.	70,062	2,466
	FS Bancorp Inc.	57,505	2,466
	Crawford & Co. Class B	269,080	2,422
	Owens Realty Mortgage Inc.	128,204	2,409
	Codorus Valley Bancorp Inc.	112,873	2,399
	Central Valley Community Bancorp	125,409	2,366
*	Provident Bancorp Inc.	106,583	2,311
	First Business Financial Services Inc.	117,655	2,295
	Bank of Commerce Holdings	206,558	2,264
	SI Financial Group Inc.	176,685	2,249
	Shore Bancshares Inc.	154,409	2,245
	MutualFirst Financial Inc.	83,335	2,214
*	Entegra Financial Corp.	105,724	2,194
	Kingstone Cos. Inc.	123,003	2,176
	Fidelity D&D Bancorp Inc.	33,664	2,161
	Bankwell Financial Group Inc.	75,189	2,159
	Associated Capital Group Inc. Class A	60,888	2,145
*	Ocwen Financial Corp.	1,594,250	2,136
	Bank of Princeton	75,810	2,115
	Orrstown Financial Services Inc.	115,965	2,112
	First Bank	171,522	2,079
	ESSA Bancorp Inc.	133,034	2,077

19

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Victory Capital Holdings Inc. Class A	202,375	2,068
	Premier Financial Bancorp Inc.	137,424	2,049
*	Malvern Bancorp Inc.	102,938	2,031
	Summit Financial Group Inc.	103,787	2,004
	LCNB Corp.	131,702	1,995
	Middlefield Banc Corp.	47,024	1,995
	Parke Bancorp Inc.	106,511	1,993
*	Community Bankers Trust Corp.	275,595	1,990
	Penns Woods Bancorp Inc.	49,358	1,986
	Pzena Investment Management Inc. Class A	224,114	1,939
	Norwood Financial Corp.	58,227	1,922
	Chemung Financial Corp.	46,289	1,912
	MidSouth Bancorp Inc.	178,551	1,893
*	SmartFinancial Inc.	103,390	1,889
	Donegal Group Inc. Class A	138,033	1,883
	Riverview Bancorp Inc.	256,932	1,870
	RBB Bancorp	105,544	1,854
*	NI Holdings Inc.	117,411	1,847
*	Howard Bancorp Inc.	127,818	1,828
	Peoples Bancorp of North Carolina Inc.	74,425	1,820
	Unity Bancorp Inc.	87,065	1,807
	Maiden Holdings Ltd.	1,068,583	1,763
	CB Financial Services Inc.	71,072	1,761
	Mackinac Financial Corp.	128,400	1,753
*	Curo Group Holdings Corp.	183,881	1,745
	Provident Financial Holdings Inc.	111,991	1,736
	C&F Financial Corp.	32,575	1,733
*,^	Siebert Financial Corp.	119,039	1,721
	Northeast Bancorp	102,005	1,707
	Ellington Residential Mortgage REIT	165,120	1,689
	BCB Bancorp Inc.	160,168	1,677
	Timberland Bancorp Inc.	74,717	1,666
	Evans Bancorp Inc.	50,787	1,651
	Guaranty Bancshares Inc.	55,075	1,642
	Standard AVB Financial Corp.	54,796	1,637
	GAIN Capital Holdings Inc.	265,337	1,634
	Ohio Valley Banc Corp.	45,934	1,626
	First United Corp.	101,549	1,617
	First Community Corp.	82,890	1,611
	First Financial Northwest Inc.	103,776	1,605
*	Hallmark Financial Services Inc.	147,517	1,577
	Luther Burbank Corp.	174,022	1,570
	Sterling Bancorp Inc.	224,631	1,561
	Community Financial Corp.	52,253	1,528
	United Security Bancshares	157,636	1,510
	Union Bankshares Inc.	31,073	1,484
	FNCB Bancorp Inc.	174,900	1,476
	Oak Valley Bancorp	80,206	1,468
	Mid Penn Bancorp Inc.	63,079	1,452
	Capstar Financial Holdings Inc.	97,496	1,436
	SB One Bancorp	69,383	1,418
*	Bridgewater Bancshares Inc.	130,834	1,380
	Hawthorn Bancshares Inc.	65,555	1,379
*	Meridian Corp.	82,000	1,366
*	Pacific Mercantile Bancorp	190,482	1,362
*	Atlas Financial Holdings Inc.	163,656	1,324
	1st Constitution Bancorp	65,486	1,305
	Tiptree Inc.	228,345	1,276
	Two River Bancorp	83,507	1,274
*	Security National Financial Corp. Class A	243,754	1,258
	GAMCO Investors Inc. Class A	73,819	1,247
	County Bancorp Inc.	70,459	1,224
	SB Financial Group Inc.	71,886	1,183
	Colony Bankcorp Inc.	79,031	1,154

20

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Prudential Bancorp Inc.	65,134	1,146
*	PDL Community Bancorp	89,499	1,140
*	Nicholas Financial Inc.	107,396	1,117
	American River Bankshares	77,554	1,070
	MVB Financial Corp.	59,215	1,068
	Silvercrest Asset Management Group Inc. Class A	78,526	1,039
	DNB Financial Corp.	38,424	1,037
	AmeriServ Financial Inc.	243,264	980
*	Esquire Financial Holdings Inc.	44,958	976
*	Baycom Corp.	41,368	955
	Citizens Community Bancorp Inc.	86,970	948
*	HMN Financial Inc.	47,410	930
*	Elevate Credit Inc.	207,122	928
	Old Point Financial Corp.	42,408	926
*	Great Elm Capital Group Inc.	268,787	909
	Guaranty Federal Bancshares Inc.	38,891	849
*	Ashford Inc.	15,135	786
	Eagle Bancorp Montana Inc.	48,474	784
	Citizens Holding Co.	37,547	781
	MSB Financial Corp.	42,744	763
	Plumas Bancorp	33,088	751
	United Bancorp Inc.	67,245	750
	Donegal Group Inc. Class B	63,192	746
	Sound Financial Bancorp Inc.	22,640	737
	IF Bancorp Inc.	36,116	727
	Federal Agricultural Mortgage Corp. Class A	12,586	717
	Crawford & Co. Class A	78,437	698
	Greene County Bancorp Inc.	22,100	688
*	Impac Mortgage Holdings Inc.	181,158	685
	PB Bancorp Inc.	59,458	648
*	Consumer Portfolio Services Inc.	209,871	632
*	TheStreet Inc.	305,119	619
	First US Bancshares Inc.	77,118	613
	Hunt Cos. Finance Trust Inc.	203,294	581
	Hennessy Advisors Inc.	57,467	575
	HopFed Bancorp Inc.	42,516	565
	Sachem Capital Corp.	143,397	561
*	Bancorp of New Jersey Inc.	42,401	552
	First Savings Financial Group Inc.	10,547	548
	Salisbury Bancorp Inc.	14,978	542
	Summit State Bank	43,170	508
	Severn Bancorp Inc.	62,961	502
	Auburn National Bancorporation Inc.	15,758	499
	Emclaire Financial Corp.	14,818	450
	A-Mark Precious Metals Inc.	37,995	448
	Community West Bancshares	43,814	439
	Manhattan Bridge Capital Inc.	76,762	432
*	Bank7 Corp.	30,100	402
	First Capital Inc.	10,028	398
	Elmira Savings Bank	19,734	344
	Central Federal Corp.	28,310	331
	Blue Capital Reinsurance Holdings Ltd.	59,014	325
*	Atlanticus Holdings Corp.	87,924	320
	Bank of South Carolina Corp.	15,406	281
*	Carolina Trust Bancshares Inc.	32,192	244
	Wellesley Bank	8,528	237
	United Bancshares Inc.	11,989	233
	Stewardship Financial Corp.	25,341	231
*	Limestone Bancorp Inc.	15,237	210
	Medley Management Inc. Class A	53,857	208
	Oconee Federal Financial Corp.	8,131	202
*	Randolph Bancorp Inc.	14,039	199
	Manning & Napier Inc.	107,926	190
^	US Global Investors Inc. Class A	159,768	176

21

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	First Western Financial Inc.	14,862	174
	Landmark Bancorp Inc.	7,053	162
*	First Republic Bank	1,782	155
	Southwest Georgia Financial Corp.	7,535	153
*	Coastal Financial Corp.	9,753	149
*,^	FlexShopper Inc.	181,219	138
	HomeTown Bankshares Corp.	11,101	131
*	Magyar Bancorp Inc.	10,465	128
*	Tremont Mortgage Trust	13,800	125
	Fauquier Bankshares Inc.	6,382	119
*	Hamilton Bancorp Inc.	8,570	119
	Bank of the James Financial Group Inc.	9,047	118
*	Mid-Southern Bancorp Inc.	10,017	116
*	Capital Bancorp Inc.	9,076	104
	Pacific City Financial Corp.	6,400	100
	Glen Burnie Bancorp	9,237	96
*	Conifer Holdings Inc.	24,973	87
*	FFBW Inc.	8,563	86
	Asta Funding Inc.	18,311	78
*	CBM Bancorp Inc.	5,748	72
	Kentucky First Federal Bancorp	9,399	65
	Bancorp 34 Inc.	4,124	59
	Citizens First Corp.	2,642	57
*	OP Bancorp	5,800	51
	Pathfinder Bancorp Inc.	3,621	51
	Level One Bancorp Inc.	2,196	49
*	Community First Bancshares Inc.	3,743	44
*	Village Bank and Trust Financial Corp.	1,338	42
*	1347 Property Insurance Holdings Inc.	10,409	42
*	National Holdings Corp.	13,459	36
*	ICC Holdings Inc.	2,593	35
	Melrose Bancorp Inc.	1,700	31
*	Broadway Financial Corp.	22,638	24
	Patriot National Bancorp Inc.	1,479	21
	Value Line Inc.	586	15
	GWG Holdings Inc.	900	8
	Ottawa Bancorp Inc.	500	7
	Atlantic American Corp.	2,591	6
	HV Bancorp Inc.	400	6
	Lake Shore Bancorp Inc.	300	4
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	4
*	FSB Bancorp Inc.	229	4
*,^	LM Funding America Inc.	2,693	3
	Home Federal Bancorp Inc.	106	3
*	Carver Bancorp Inc.	445	1
	Cohen & Co. Inc.	64	1
	WCF Bancorp Inc.	21	—
			9,645,931
Health Care (12.3%)
*	BioMarin Pharmaceutical Inc.	2,444,960	208,188
	Teleflex Inc.	631,311	163,181
*	Veeva Systems Inc. Class A	1,672,131	149,355
*	DexCom Inc.	1,219,973	146,153
	STERIS plc	1,158,593	123,796
*	Exact Sciences Corp.	1,687,944	106,509
*	Jazz Pharmaceuticals plc	825,980	102,388
*	Ionis Pharmaceuticals Inc.	1,889,935	102,170
	West Pharmaceutical Services Inc.	1,016,744	99,671
*	Sarepta Therapeutics Inc.	910,041	99,313
*	Molina Healthcare Inc.	853,740	99,222
*	Alnylam Pharmaceuticals Inc.	1,231,484	89,788
*	Neurocrine Biosciences Inc.	1,245,649	88,952
	Encompass Health Corp.	1,353,155	83,490
*	Seattle Genetics Inc.	1,473,048	83,463

22

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Hill-Rom Holdings Inc.	922,920	81,725
*	Exelixis Inc.	4,097,424	80,596
	Bio-Techne Corp.	517,256	74,857
*	Bluebird Bio Inc.	750,891	74,488
*	Charles River Laboratories International Inc.	657,049	74,365
*	PRA Health Sciences Inc.	801,808	73,734
*	athenahealth Inc.	557,451	73,545
*	Masimo Corp.	665,622	71,468
*	Haemonetics Corp.	707,562	70,792
*	United Therapeutics Corp.	598,704	65,199
*	Insulet Corp.	810,877	64,319
*	Bio-Rad Laboratories Inc. Class A	275,351	63,942
*	Alkermes plc	2,134,700	62,995
	Chemed Corp.	219,497	62,179
*	Catalent Inc.	1,991,637	62,099
*	Sage Therapeutics Inc.	643,831	61,673
*	LivaNova plc	668,028	61,105
*	Medidata Solutions Inc.	839,782	56,618
*	Loxo Oncology Inc.	386,012	54,069
*	ICU Medical Inc.	227,057	52,139
*	Penumbra Inc.	426,627	52,134
*	FibroGen Inc.	1,039,164	48,093
*,^	Teladoc Health Inc.	960,237	47,599
*	Amedisys Inc.	398,061	46,617
*	Globus Medical Inc.	1,040,476	45,032
*	Horizon Pharma plc	2,294,670	44,838
*	HealthEquity Inc.	742,845	44,311
*	Integra LifeSciences Holdings Corp.	972,588	43,864
*,^	TESARO Inc.	590,053	43,811
*	Wright Medical Group NV	1,596,652	43,461
*	Merit Medical Systems Inc.	752,369	41,990
*	Array BioPharma Inc.	2,926,345	41,700
	Bruker Corp.	1,372,057	40,846
*	Neogen Corp.	713,037	40,643
*	MEDNAX Inc.	1,225,103	40,428
*,^	Ligand Pharmaceuticals Inc.	291,414	39,545
*	LHC Group Inc.	400,592	37,608
	Cantel Medical Corp.	497,635	37,049
*	Emergent BioSolutions Inc.	616,472	36,544
*	AMN Healthcare Services Inc.	644,071	36,493
*	NuVasive Inc.	704,637	34,922
*	Immunomedics Inc.	2,351,320	33,553
*	Omnicell Inc.	543,399	33,278
*	Syneos Health Inc.	833,338	32,792
*	Blueprint Medicines Corp.	603,031	32,509
*	HMS Holdings Corp.	1,149,285	32,329
*	Agios Pharmaceuticals Inc.	693,710	31,987
*	Global Blood Therapeutics Inc.	763,981	31,361
*	Acadia Healthcare Co. Inc.	1,211,539	31,149
*	Integer Holdings Corp.	407,424	31,070
*	Intercept Pharmaceuticals Inc.	300,925	30,330
*,^	Inogen Inc.	242,037	30,054
*	Tandem Diabetes Care Inc.	788,665	29,946
*	Myriad Genetics Inc.	1,026,804	29,849
*	Avanos Medical Inc.	650,485	29,135
*	Elanco Animal Health Inc.	904,489	28,519
*	Ultragenyx Pharmaceutical Inc.	652,984	28,392
*	Repligen Corp.	534,810	28,206
*	Premier Inc. Class A	734,207	27,423
*	BioTelemetry Inc.	458,890	27,405
*	Arena Pharmaceuticals Inc.	678,624	26,432
	Ensign Group Inc.	676,114	26,226
*	NxStage Medical Inc.	911,040	26,074
*	Glaukos Corp.	459,197	25,793

23

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	1,735,326	25,388
*	Amicus Therapeutics Inc.	2,603,596	24,942
*	ACADIA Pharmaceuticals Inc.	1,536,505	24,845
*	Heron Therapeutics Inc.	943,953	24,486
*	Pacira Pharmaceuticals Inc.	563,379	24,237
*	Xencor Inc.	657,234	23,766
*	Supernus Pharmaceuticals Inc.	715,084	23,755
*	Quidel Corp.	481,999	23,531
*	Acceleron Pharma Inc.	532,271	23,180
*	Allscripts Healthcare Solutions Inc.	2,386,900	23,010
*	Select Medical Holdings Corp.	1,487,916	22,840
	CONMED Corp.	355,747	22,839
*	MyoKardia Inc.	461,387	22,543
	Patterson Cos. Inc.	1,129,433	22,205
*	PTC Therapeutics Inc.	645,743	22,162
*	Prestige Consumer Healthcare Inc.	709,483	21,909
*	Atara Biotherapeutics Inc.	624,653	21,700
*,^	Zogenix Inc.	575,619	20,987
*	iRhythm Technologies Inc.	301,395	20,941
*	AnaptysBio Inc.	314,879	20,086
*	Endo International plc	2,736,773	19,978
*	Ironwood Pharmaceuticals Inc. Class A	1,923,520	19,928
*	Evolent Health Inc. Class A	980,915	19,569
*	Tenet Healthcare Corp.	1,134,583	19,447
*	Aerie Pharmaceuticals Inc.	536,951	19,384
*	Corcept Therapeutics Inc.	1,447,609	19,340
*	Magellan Health Inc.	336,430	19,140
*	Mirati Therapeutics Inc.	445,760	18,909
*,^	Denali Therapeutics Inc.	913,257	18,868
*	Vanda Pharmaceuticals Inc.	719,301	18,795
*	Medpace Holdings Inc.	355,068	18,794
*	Genomic Health Inc.	288,525	18,584
*	Mallinckrodt plc	1,140,483	18,020
	US Physical Therapy Inc.	174,562	17,866
*,^	Portola Pharmaceuticals Inc.	908,418	17,732
*	Spark Therapeutics Inc.	445,423	17,434
*	REGENXBIO Inc.	415,053	17,411
*	Cambrex Corp.	459,692	17,358
*	Brookdale Senior Living Inc.	2,585,965	17,326
*	Medicines Co.	901,451	17,254
*	Vocera Communications Inc.	420,336	16,540
*	Innoviva Inc.	930,629	16,239
*	Nevro Corp.	414,525	16,121
*	Sangamo Therapeutics Inc.	1,402,226	16,098
*	Natus Medical Inc.	466,892	15,888
*	Biohaven Pharmaceutical Holding Co. Ltd.	424,789	15,709
*,^	Esperion Therapeutics Inc.	337,396	15,520
*	Enanta Pharmaceuticals Inc.	216,989	15,369
*,^	OPKO Health Inc.	4,995,745	15,037
*,^	Theravance Biopharma Inc.	587,002	15,021
*	Iovance Biotherapeutics Inc.	1,689,716	14,954
*,^	Arrowhead Pharmaceuticals Inc.	1,203,039	14,942
*	Tabula Rasa HealthCare Inc.	232,667	14,835
	Atrion Corp.	19,971	14,800
*	AtriCure Inc.	481,306	14,728
*	Amneal Pharmaceuticals Inc.	1,087,777	14,718
*	Momenta Pharmaceuticals Inc.	1,318,985	14,562
*,^	Inovalon Holdings Inc. Class A	989,892	14,037
*	Insmed Inc.	1,059,417	13,900
*	Pacific Biosciences of California Inc.	1,872,436	13,856
*	Tivity Health Inc.	556,897	13,817
*	Orthofix Medical Inc.	263,199	13,815
*	Cardiovascular Systems Inc.	477,126	13,593
*	CryoLife Inc.	476,559	13,525

24

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Editas Medicine Inc.	591,180	13,449
	Luminex Corp.	573,432	13,252
*	Clovis Oncology Inc.	726,440	13,047
*	NeoGenomics Inc.	1,023,242	12,903
*	Retrophin Inc.	567,097	12,833
*	CareDx Inc.	509,448	12,808
*	Madrigal Pharmaceuticals Inc.	113,597	12,805
*	Varex Imaging Corp.	528,199	12,508
*	Aimmune Therapeutics Inc.	520,861	12,459
*	STAAR Surgical Co.	386,965	12,348
*	BioCryst Pharmaceuticals Inc.	1,509,606	12,183
*	Spectrum Pharmaceuticals Inc.	1,383,365	12,104
*	Reata Pharmaceuticals Inc. Class A	213,919	12,001
*	Intersect ENT Inc.	420,005	11,836
*	Codexis Inc.	658,681	11,000
*	R1 RCM Inc.	1,347,074	10,709
*	Fate Therapeutics Inc.	827,365	10,615
	National HealthCare Corp.	135,081	10,597
*	Diplomat Pharmacy Inc.	781,670	10,521
*	Tactile Systems Technology Inc.	229,404	10,449
*,^	TherapeuticsMD Inc.	2,731,882	10,408
*	AngioDynamics Inc.	516,596	10,399
	Meridian Bioscience Inc.	594,491	10,320
*	Vericel Corp.	591,020	10,284
*	Audentes Therapeutics Inc.	476,962	10,169
*	NextGen Healthcare Inc.	658,267	9,973
*	Invitae Corp.	900,205	9,956
*	OraSure Technologies Inc.	844,452	9,863
*	ImmunoGen Inc.	2,054,357	9,861
*,^	Novavax Inc.	5,254,891	9,669
*	Hanger Inc.	502,100	9,515
*	Cerus Corp.	1,866,211	9,462
*	AxoGen Inc.	461,499	9,428
*	Amphastar Pharmaceuticals Inc.	470,895	9,371
*	CytomX Therapeutics Inc.	619,074	9,348
*	Addus HomeCare Corp.	137,435	9,329
*	Radius Health Inc.	565,265	9,321
*	Providence Service Corp.	154,225	9,257
	Phibro Animal Health Corp. Class A	282,889	9,098
*	WaVe Life Sciences Ltd.	214,604	9,022
*	Surmodics Inc.	189,723	8,966
*	Revance Therapeutics Inc.	445,162	8,961
	HealthStream Inc.	355,199	8,578
*	Acorda Therapeutics Inc.	550,096	8,570
*	Puma Biotechnology Inc.	420,713	8,562
*	Lantheus Holdings Inc.	531,718	8,321
*	Alder Biopharmaceuticals Inc.	808,085	8,283
*	Heska Corp.	93,120	8,018
*	CorVel Corp.	129,886	8,017
*	Rhythm Pharmaceuticals Inc.	292,865	7,872
*	Intra-Cellular Therapies Inc.	657,180	7,485
*	Athenex Inc.	581,243	7,376
*	Coherus Biosciences Inc.	798,586	7,227
*	Natera Inc.	515,387	7,195
*	Dynavax Technologies Corp.	785,384	7,186
*	AMAG Pharmaceuticals Inc.	470,873	7,153
*,^	Omeros Corp.	636,186	7,087
*	Allogene Therapeutics Inc.	262,300	7,064
*	Inspire Medical Systems Inc.	166,704	7,043
*	Dicerna Pharmaceuticals Inc.	658,534	7,040
*	Anika Therapeutics Inc.	204,729	6,881
*	G1 Therapeutics Inc.	354,147	6,782
*	Collegium Pharmaceutical Inc.	393,988	6,765
*,^	Akcea Therapeutics Inc.	219,998	6,631

25

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Guardant Health Inc.	175,427	6,594
*	MacroGenics Inc.	519,087	6,592
*,^	Akebia Therapeutics Inc.	1,186,329	6,560
*	Karyopharm Therapeutics Inc.	686,679	6,434
*	Assembly Biosciences Inc.	283,651	6,416
*	Cymabay Therapeutics Inc.	813,660	6,404
*,^	Intrexon Corp.	976,170	6,384
*	BioScrip Inc.	1,776,680	6,343
*	Apellis Pharmaceuticals Inc.	465,983	6,146
*	Eagle Pharmaceuticals Inc.	149,942	6,041
*,^	Cara Therapeutics Inc.	463,077	6,020
*,^	Apollo Medical Holdings Inc.	302,932	6,013
*	PDL BioPharma Inc.	2,036,714	5,906
*	Kura Oncology Inc.	420,356	5,902
*,^	TransEnterix Inc.	2,589,717	5,853
*	Intellia Therapeutics Inc.	422,322	5,765
*	Prothena Corp. plc	543,859	5,602
*	Allakos Inc.	106,938	5,590
*,^	Viking Therapeutics Inc.	728,802	5,575
*	RadNet Inc.	546,142	5,554
*	Antares Pharma Inc.	2,040,243	5,549
	Owens & Minor Inc.	860,603	5,448
*	Triple-S Management Corp. Class B	309,502	5,382
	National Research Corp.	140,486	5,358
*,^	Solid Biosciences Inc.	198,787	5,327
*	Flexion Therapeutics Inc.	470,086	5,321
*	Epizyme Inc.	861,234	5,305
*	NanoString Technologies Inc.	355,008	5,265
*,^	Rocket Pharmaceuticals Inc.	354,879	5,259
*	PetIQ Inc. Class A	222,903	5,232
	LeMaitre Vascular Inc.	220,172	5,205
*	Tricida Inc.	219,977	5,187
*	Fluidigm Corp.	594,107	5,121
*	ANI Pharmaceuticals Inc.	113,645	5,116
*	Rigel Pharmaceuticals Inc.	2,223,331	5,114
*	Veracyte Inc.	396,495	4,988
*	Inovio Pharmaceuticals Inc.	1,237,063	4,948
*	SIGA Technologies Inc.	621,300	4,908
*	Progenics Pharmaceuticals Inc.	1,157,536	4,862
*	Cytokinetics Inc.	761,204	4,811
*,^	ViewRay Inc.	787,164	4,778
*	Ra Pharmaceuticals Inc.	258,193	4,699
*,^	Community Health Systems Inc.	1,618,226	4,563
	Computer Programs & Systems Inc.	181,527	4,556
*	Five Prime Therapeutics Inc.	484,849	4,509
*,^	CryoPort Inc.	407,495	4,495
*	Kindred Biosciences Inc.	409,360	4,482
*,^	Lexicon Pharmaceuticals Inc.	674,802	4,481
*	Akorn Inc.	1,291,500	4,378
*,^	MediciNova Inc.	535,480	4,375
*	Accuray Inc.	1,269,536	4,329
*	Deciphera Pharmaceuticals Inc.	203,527	4,272
*	GlycoMimetics Inc.	450,995	4,271
*,^	Accelerate Diagnostics Inc.	364,004	4,186
*	Aratana Therapeutics Inc.	678,990	4,162
*	BioSpecifics Technologies Corp.	68,334	4,141
*	Sientra Inc.	320,152	4,069
*	SeaSpine Holdings Corp.	218,519	3,986
*	GenMark Diagnostics Inc.	805,957	3,917
*	Nuvectra Corp.	238,006	3,889
*,^	Corbus Pharmaceuticals Holdings Inc.	665,693	3,888
*	Civitas Solutions Inc.	217,517	3,809
*,^	Eloxx Pharmaceuticals Inc.	315,762	3,792
*,^	TG Therapeutics Inc.	919,526	3,770

26

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Stemline Therapeutics Inc.	393,520	3,738
*	ArQule Inc.	1,345,475	3,727
*	Cross Country Healthcare Inc.	502,797	3,686
*	Aclaris Therapeutics Inc.	487,440	3,602
*,^	ZIOPHARM Oncology Inc.	1,920,485	3,591
	Utah Medical Products Inc.	42,493	3,530
*	ChemoCentryx Inc.	319,317	3,484
*,^	Verastem Inc.	1,003,441	3,372
*	Dermira Inc.	466,224	3,352
*	OrthoPediatrics Corp.	95,228	3,322
*,^	Senseonics Holdings Inc.	1,273,867	3,299
*	Kiniksa Pharmaceuticals Ltd. Class A	116,974	3,286
*	Cutera Inc.	191,222	3,255
*	Assertio Therapeutics Inc.	886,664	3,201
*,^	PolarityTE Inc.	234,891	3,169
*	Albireo Pharma Inc.	129,109	3,167
*	Kadmon Holdings Inc.	1,512,207	3,145
*	Voyager Therapeutics Inc.	334,319	3,143
*,^	Abeona Therapeutics Inc.	436,549	3,117
*,^	Agenus Inc.	1,303,023	3,101
*,^	Sorrento Therapeutics Inc.	1,273,038	3,055
*	Achillion Pharmaceuticals Inc.	1,915,426	3,046
*	Concert Pharmaceuticals Inc.	239,490	3,006
*	Savara Inc.	393,472	2,979
*,^	Osiris Therapeutics Inc.	218,523	2,950
	Simulations Plus Inc.	145,238	2,890
*	RTI Surgical Inc.	779,635	2,885
*	BioDelivery Sciences International Inc.	778,334	2,880
*	Avid Bioservices Inc.	702,354	2,880
*	Catalyst Pharmaceuticals Inc.	1,489,675	2,860
*,^	CASI Pharmaceuticals Inc.	711,485	2,860
*	CytoSorbents Corp.	353,897	2,859
*	Minerva Neurosciences Inc.	421,522	2,841
*,^	La Jolla Pharmaceutical Co.	292,229	2,756
*	Capital Senior Living Corp.	401,621	2,731
*	Homology Medicines Inc.	121,771	2,723
*	IntriCon Corp.	101,916	2,689
*,^	Athersys Inc.	1,839,055	2,648
*	KalVista Pharmaceuticals Inc.	134,012	2,647
*,^	Cellular Biomedicine Group Inc.	149,303	2,637
*,^	Crinetics Pharmaceuticals Inc.	87,687	2,630
*	American Renal Associates Holdings Inc.	226,579	2,610
*,^	Geron Corp.	2,552,248	2,552
*	Aldeyra Therapeutics Inc.	303,544	2,519
*,^	Surgery Partners Inc.	248,129	2,429
*	Krystal Biotech Inc.	116,573	2,422
*	Bovie Medical Corp.	365,205	2,367
*,^	Lannett Co. Inc.	476,770	2,365
*	Adamas Pharmaceuticals Inc.	275,507	2,353
*,^	MannKind Corp.	2,216,798	2,350
*	Zafgen Inc.	471,085	2,332
*	Tocagen Inc.	283,520	2,328
*	Adverum Biotechnologies Inc.	734,456	2,314
*	Castlight Health Inc. Class B	1,063,129	2,307
*,^	Quanterix Corp.	124,335	2,277
*,^	AVEO Pharmaceuticals Inc.	1,414,384	2,263
*	Calithera Biosciences Inc.	561,595	2,252
*,^	Rubius Therapeutics Inc.	139,349	2,241
*,^	Helius Medical Technologies Inc. Class A	234,490	2,148
*	Enzo Biochem Inc.	771,587	2,145
*	Eiger BioPharmaceuticals Inc.	208,134	2,115
*,^	Odonate Therapeutics Inc.	147,123	2,071
*,^	AcelRx Pharmaceuticals Inc.	892,568	2,062
*,^	XBiotech Inc.	397,433	2,019

27

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Paratek Pharmaceuticals Inc.	389,195	1,997
	Invacare Corp.	455,774	1,960
*	Ocular Therapeutix Inc.	487,041	1,938
*	BioLife Solutions Inc.	159,639	1,920
*	Principia Biopharma Inc.	69,547	1,905
*,^	Marinus Pharmaceuticals Inc.	641,650	1,842
*	Celcuity Inc.	76,715	1,840
*	FONAR Corp.	90,717	1,836
*,^	CorMedix Inc.	1,421,479	1,834
*	Aduro Biotech Inc.	694,492	1,833
*	Harvard Bioscience Inc.	568,057	1,806
*	Proteostasis Therapeutics Inc.	549,062	1,779
*,^	Scholar Rock Holding Corp.	77,010	1,769
*	Y-mAbs Therapeutics Inc.	86,110	1,751
*	Axonics Modulation Technologies Inc.	114,378	1,728
*,^	Marker Therapeutics Inc.	309,957	1,720
*	Bellicum Pharmaceuticals Inc.	585,862	1,711
*	Spring Bank Pharmaceuticals Inc.	163,351	1,697
*,^	Dova Pharmaceuticals Inc.	223,127	1,691
*	Chimerix Inc.	643,484	1,654
*	Twist Bioscience Corp.	70,987	1,639
*,^	Tyme Technologies Inc.	442,028	1,631
*	Aeglea BioTherapeutics Inc.	213,619	1,600
*	Palatin Technologies Inc.	2,246,944	1,592
*,^	iRadimed Corp.	64,570	1,579
*	Neuronetics Inc.	81,618	1,579
*	Forty Seven Inc.	99,197	1,559
*	T2 Biosystems Inc.	514,760	1,549
*	Recro Pharma Inc.	218,028	1,548
*	Syros Pharmaceuticals Inc.	277,221	1,544
*,^	Rockwell Medical Inc.	676,909	1,530
*,^	Evolus Inc.	127,176	1,513
*	Imprimis Pharmaceuticals Inc.	264,836	1,507
*	ContraFect Corp.	958,686	1,467
*,^	Galectin Therapeutics Inc.	425,355	1,459
*	Kezar Life Sciences Inc.	60,499	1,428
*	Kala Pharmaceuticals Inc.	291,628	1,426
*,^	BioTime Inc.	1,559,489	1,424
*	Gritstone Oncology Inc.	91,924	1,420
*,^	Organovo Holdings Inc.	1,436,035	1,374
*	Aptinyx Inc.	82,449	1,364
*,^	Arcus Biosciences Inc.	125,779	1,355
*	Avrobio Inc.	80,435	1,339
*,^	Seres Therapeutics Inc.	295,653	1,336
*	Arvinas Inc.	103,565	1,331
*,^	EyePoint Pharmaceuticals Inc.	701,402	1,326
*	Acer Therapeutics Inc.	65,711	1,322
*	Catalyst Biosciences Inc.	166,714	1,315
*	Synlogic Inc.	186,329	1,306
*,^	Insys Therapeutics Inc.	370,328	1,296
*	Protagonist Therapeutics Inc.	190,330	1,281
*	SI-BONE Inc.	61,263	1,280
*,^	Xeris Pharmaceuticals Inc.	75,082	1,276
	Psychemedics Corp.	78,603	1,247
*	Optinose Inc.	201,111	1,247
*,^	Adamis Pharmaceuticals Corp.	550,638	1,239
*,^	XOMA Corp.	96,353	1,219
*	OptimizeRx Corp.	109,854	1,205
*	Syndax Pharmaceuticals Inc.	270,598	1,204
*,^	Calyxt Inc.	114,374	1,185
*	Sesen Bio Inc.	831,849	1,181
*,^	Pulse Biosciences Inc.	102,763	1,178
*,^	Cohbar Inc.	378,132	1,176
*,^	ChromaDex Corp.	342,026	1,173

28

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Pfenex Inc.	359,735	1,148
*,^	UNITY Biotechnology Inc.	68,492	1,114
*	Chembio Diagnostics Inc.	196,738	1,114
*	Vapotherm Inc.	55,649	1,110
*	Quorum Health Corp.	379,043	1,095
*	LogicBio Therapeutics Inc.	103,600	1,077
*	Durect Corp.	2,198,383	1,062
*	MEI Pharma Inc.	397,761	1,050
*,^	Corindus Vascular Robotics Inc.	1,221,096	1,026
*	Endologix Inc.	1,359,221	973
*	Sensus Healthcare Inc.	130,738	969
*,^	Replimune Group Inc.	96,365	964
*,^	HTG Molecular Diagnostics Inc.	376,997	958
*,^	Cue Biopharma Inc.	202,666	953
*	Liquidia Technologies Inc.	42,737	926
*	Ardelyx Inc.	515,419	923
*,^	Eidos Therapeutics Inc.	64,948	894
*	Idera Pharmaceuticals Inc.	321,071	889
*	Catasys Inc.	94,687	887
*,^	Anavex Life Sciences Corp.	566,620	884
*,^	Teligent Inc.	642,232	880
*	Neos Therapeutics Inc.	530,752	876
*	Miragen Therapeutics Inc.	288,427	874
*	Infinity Pharmaceuticals Inc.	727,899	859
*	ElectroCore Inc.	135,647	849
*,^	CEL-SCI Corp.	295,212	847
*,^	BrainStorm Cell Therapeutics Inc.	238,368	846
*,^	Ekso Bionics Holdings Inc.	659,947	818
*	Tetraphase Pharmaceuticals Inc.	723,299	817
*,^	Anixa Biosciences Inc.	205,784	811
*,^	Evelo Biosciences Inc.	61,795	804
*	Jounce Therapeutics Inc.	237,499	800
*	Mersana Therapeutics Inc.	196,096	800
*	ADMA Biologics Inc.	333,451	797
*	Molecular Templates Inc.	195,021	788
*	IRIDEX Corp.	164,887	775
*	Spero Therapeutics Inc.	121,258	746
*	Aerpio Pharmaceuticals Inc.	426,100	724
*	Axsome Therapeutics Inc.	256,514	723
*	Aquinox Pharmaceuticals Inc.	331,503	716
*,^	Genesis Healthcare Inc.	605,622	715
*	Merrimack Pharmaceuticals Inc.	185,083	714
*,^	resTORbio Inc.	81,878	706
*	Misonix Inc.	43,884	703
*	Otonomy Inc.	377,846	699
*,^	Matinas BioPharma Holdings Inc.	1,171,741	697
*,^	Achaogen Inc.	561,451	691
*,^	Zynerba Pharmaceuticals Inc.	231,681	688
*	Osmotica Pharmaceuticals plc	83,106	644
*,^	Magenta Therapeutics Inc.	111,476	635
*	InfuSystem Holdings Inc.	183,833	632
*,^	Checkpoint Therapeutics Inc.	346,400	630
*,^	Conatus Pharmaceuticals Inc.	362,868	628
*	RA Medical Systems Inc.	78,850	627
	Kewaunee Scientific Corp.	18,804	625
*	Verrica Pharmaceuticals Inc.	76,530	624
*	Ophthotech Corp.	516,091	619
*	Immune Design Corp.	461,740	600
*,^	Viveve Medical Inc.	570,640	599
*	Orgenesis Inc.	127,319	596
*	Icad Inc.	157,862	584
*	Urovant Sciences Ltd.	88,497	583
*	Kodiak Sciences Inc.	82,086	583
*	NewLink Genetics Corp.	382,170	581

29

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Corvus Pharmaceuticals Inc.	155,146	569
*,^	VBI Vaccines Inc.	353,698	566
*	Surface Oncology Inc.	132,306	561
*,^	VistaGen Therapeutics Inc.	371,814	558
*,^	VolitionRX Ltd.	307,270	556
*,^	Opiant Pharmaceuticals Inc.	38,303	553
*	Allena Pharmaceuticals Inc.	101,373	552
*	Translate Bio Inc.	73,522	551
*	KemPharm Inc.	309,384	551
*	Mustang Bio Inc.	184,807	543
*	Cumberland Pharmaceuticals Inc.	83,401	525
*,^	Ampio Pharmaceuticals Inc.	1,311,656	518
*	Applied Genetic Technologies Corp.	207,936	518
*,^	OncoSec Medical Inc.	804,959	515
*	CTI BioPharma Corp.	690,723	507
*	Cidara Therapeutics Inc.	209,686	493
*	Apollo Endosurgery Inc.	142,486	492
*	Cerecor Inc.	148,509	480
*	Sharps Compliance Corp.	144,455	474
*	Champions Oncology Inc.	59,932	468
*	AgeX Therapeutics Inc.	155,948	466
*,^	Sophiris Bio Inc.	559,915	465
*	Selecta Biosciences Inc.	171,425	456
*,^	Evoke Pharma Inc.	182,231	452
*	Aevi Genomic Medicine Inc.	631,947	442
*	NantKwest Inc.	379,861	441
*,^	Innovate Biopharmaceuticals Inc.	189,900	439
*	Provention Bio Inc.	245,215	434
*	Melinta Therapeutics Inc.	539,416	428
*	Celldex Therapeutics Inc.	2,141,825	424
*	Menlo Therapeutics Inc.	101,515	418
*,^	Trevena Inc.	966,358	416
*	Clearside Biomedical Inc.	387,364	414
*,^	Heat Biologics Inc.	416,742	408
*	Ovid therapeutics Inc.	167,892	406
	Aceto Corp.	481,966	405
*,^	Rexahn Pharmaceuticals Inc.	427,517	398
*	Unum Therapeutics Inc.	90,293	397
*	Alphatec Holdings Inc.	163,944	375
*	Alimera Sciences Inc.	518,727	372
*	Catabasis Pharmaceuticals Inc.	85,112	372
*,^	Evofem Biosciences Inc.	87,622	367
*	Aquestive Therapeutics Inc.	58,176	367
*	Electromed Inc.	71,985	366
*	Sienna Biopharmaceuticals Inc.	155,246	360
*,^	Obalon Therapeutics Inc.	173,018	358
*,^	Millendo Therapeutics Inc.	44,973	358
*,^	Medical Transcription Billing Corp.	89,380	340
*,^	Fortress Biotech Inc.	386,717	333
*,^	Aethlon Medical Inc.	198,054	329
*,^	Zosano Pharma Corp.	153,459	325
*	Actinium Pharmaceuticals Inc.	809,392	313
*	Vical Inc.	261,746	309
*	Aravive Inc.	87,683	309
*,^	Moderna Inc.	19,997	305
*	scPharmaceuticals Inc.	80,058	301
*	Aptevo Therapeutics Inc.	232,945	296
*	Caladrius Biosciences Inc.	83,015	296
*,^	Second Sight Medical Products Inc.	327,947	290
*,^	NantHealth Inc.	530,430	289
*	Lipocine Inc.	208,893	272
*,^	Riot Blockchain Inc.	179,749	271
*	SCYNEXIS Inc.	562,798	271
*	Chiasma Inc.	86,888	270

30

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Conformis Inc.	720,234	258
*,^	SELLAS Life Sciences Group Inc.	206,991	255
*,^	vTv Therapeutics Inc. Class A	94,591	251
*,^	Curis Inc.	363,068	250
*,^	Equillium Inc.	30,027	245
*	IsoRay Inc.	801,772	241
*	Celsion Corp.	170,528	240
*	Neurotrope Inc.	67,260	240
*,^	Moleculin Biotech Inc.	229,179	238
*	Sutro Biopharma Inc.	26,125	236
*,^	Bellerophon Therapeutics Inc.	291,993	234
*,^	PAVmed Inc.	240,525	231
*	AAC Holdings Inc.	163,646	229
*	BioSig Technologies Inc.	52,572	224
*	CAS Medical Systems Inc.	139,814	224
*	Strata Skin Sciences Inc.	83,712	218
*,^	Genocea Biosciences Inc.	751,470	216
*	OncoMed Pharmaceuticals Inc.	287,555	215
*	Novan Inc.	255,311	212
*	Leap Therapeutics Inc.	105,558	211
	Digirad Corp.	363,958	207
*	Asterias Biotherapeutics Inc. Class A	326,770	203
*	Entasis Therapeutics Holdings Inc.	49,097	200
*	VIVUS Inc.	89,439	199
*	Interpace Diagnostics Group Inc.	248,372	199
*	Joint Corp.	22,735	189
*	Proteon Therapeutics Inc.	81,784	186
*,^	Arsanis Inc.	79,499	184
*,^	BioPharmX Corp.	1,693,738	183
*,^	Valeritas Holdings Inc.	561,026	183
*	PhaseBio Pharmaceuticals Inc.	56,307	174
*,^	Navidea Biopharmaceuticals Inc.	1,694,430	174
*	Neon Therapeutics Inc.	33,544	169
*	Vermillion Inc.	552,188	166
*	Bioxcel Therapeutics Inc.	42,822	165
*,^	Akers Biosciences Inc.	143,770	162
*,^	Adial Pharmaceuticals Inc.	30,832	158
*	Pro-Dex Inc.	12,685	153
*	Soleno Therapeutics Inc.	88,996	152
*	Sunesis Pharmaceuticals Inc.	363,659	151
*,^	Avenue Therapeutics Inc.	27,252	147
*,^	Myomo Inc.	101,985	147
*	ENDRA Life Sciences Inc.	97,900	147
*	Advaxis Inc.	748,188	142
*	Bioanalytical Systems Inc.	111,396	141
*,^	Agile Therapeutics Inc.	241,958	139
*,^	Oragenics Inc.	160,117	138
*,^	Soligenix Inc.	158,107	136
*,^	InVivo Therapeutics Holdings Corp.	85,892	130
*	Outlook Therapeutics Inc.	258,846	129
*	Fibrocell Science Inc.	80,875	121
*,^	Capricor Therapeutics Inc.	294,197	121
*	CytRx Corp.	261,880	118
*,^	Trovagene Inc.	217,675	114
*,^	Titan Pharmaceuticals Inc.	493,805	110
*,^	GTx Inc.	141,091	110
*	Five Star Senior Living Inc.	235,990	110
*,^	Gemphire Therapeutics Inc.	129,871	101
*,^	Oncocyte Corp.	72,850	101
*	Alpine Immune Sciences Inc.	27,198	100
*,^	Pulmatrix Inc.	415,907	100
^	Biolase Inc.	97,373	96
*,^	Senestech Inc.	162,808	95
*,^	Edge Therapeutics Inc.	294,157	94

31

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Restoration Robotics Inc.	211,907	92
*	Tracon Pharmaceuticals Inc.	145,455	92
*,^	aTyr Pharma Inc.	177,445	88
*,^	AquaBounty Technologies Inc.	41,893	86
*,^	Yield10 Bioscience Inc.	103,390	86
*	Vital Therapies Inc.	453,231	84
*,^	DarioHealth Corp.	107,299	83
*,^	Alliqua BioMedical Inc.	41,300	77
*	NanoViricides Inc.	380,907	76
*,^	Aytu BioScience Inc.	95,268	75
*,^	Pain Therapeutics Inc.	87,959	75
*	ImmuCell Corp.	10,955	75
*	Cocrystal Pharma Inc.	20,149	73
*,^	Xtant Medical Holdings Inc.	44,170	71
*,^	Atossa Genetics Inc.	68,917	70
*,^	Co-Diagnostics Inc.	45,845	67
*,^	iBio Inc.	87,761	66
^	Altimmune Inc.	32,082	66
*	SunLink Health Systems Inc.	57,952	66
*,^	Hemispherx Biopharma Inc.	361,415	65
*	Retractable Technologies Inc.	109,240	65
*	Cyclacel Pharmaceuticals Inc.	106,172	64
*	Streamline Health Solutions Inc.	83,275	64
*,^	Precision Therapeutics Inc.	101,040	62
	Vaxart Inc.	33,222	61
*	EyeGate Pharmaceuticals Inc.	131,610	61
*	Novus Therapeutics Inc.	37,690	60
*	CynergisTek Inc.	12,239	58
*	Fulgent Genetics Inc.	18,060	57
*,^	Xenetic Biosciences Inc.	35,393	57
*,^	Histogenics Corp.	633,789	56
*	Jaguar Health Inc.	244,300	56
*	Ligand Pharmaceuticals Inc. Rights Beta CVR	395,811	55
*,^	OpGen Inc.	41,396	54
*	Synthorx Inc.	3,072	53
*,^	Neuralstem Inc.	165,532	52
*	BioNano Genomics Inc.	9,790	51
*	AzurRx BioPharma Inc.	40,665	49
*	Constellation Pharmaceuticals Inc.	12,040	48
*,^	Onconova Therapeutics Inc.	22,579	48
*	Ohr Pharmaceutical Inc.	531,931	46
*,^	AmpliPhi Biosciences Corp.	212,113	44
*,^	Cancer Genetics Inc.	179,351	43
*	Diffusion Pharmaceuticals Inc.	21,803	43
*,^	Sonoma Pharmaceuticals Inc.	57,676	41
	ProPhase Labs Inc.	12,637	40
*	Flex Pharma Inc.	119,407	39
*,^	Aradigm Corp.	120,486	39
*,^	Pernix Therapeutics Holdings Inc.	90,003	38
*,^	Ritter Pharmaceuticals Inc.	56,210	34
*,^	Apricus Biosciences Inc.	172,054	33
*,^	Regulus Therapeutics Inc.	32,504	30
*	Citius Pharmaceuticals Inc.	28,963	30
*,^	Dare Bioscience Inc.	41,359	29
*,^	ContraVir Pharmaceuticals Inc.	101,131	29
*	Cellectar Biosciences Inc.	16,755	26
	Ligand Pharmaceuticals Inc. Rights Glucagon CVR	395,811	24
*	Allied Healthcare Products Inc.	11,560	23
*,^	Tonix Pharmaceuticals Holding Corp.	9,762	21
*	Aileron Therapeutics Inc.	24,778	21
*	NanoVibronix Inc.	5,700	20
*,^	Achieve Life Sciences Inc.	15,555	19
*	Regional Health Properties Inc.	139,122	18
*,^	Precipio Inc.	116,462	18

32

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	ARCA biopharma Inc.	50,481	17
*	Presbia plc	54,190	16
*,^	CHF Solutions Inc.	33,048	16
*	Cesca Therapeutics Inc.	58,940	16
*	Eyenovia Inc.	5,416	15
	Diversicare Healthcare Services Inc.	6,253	15
*,^	Tenax Therapeutics Inc.	12,200	15
*,^	Attis Industries Inc.	82,465	15
*	Bio-Path Holdings Inc.	78,343	14
*,^	Cleveland BioLabs Inc.	13,546	14
*,^	Microbot Medical Inc.	7,871	14
*	American Shared Hospital Services	5,681	14
*,^	Biocept Inc.	13,911	12
*	NovaBay Pharmaceuticals Inc.	15,439	12
*,^	Synthetic Biologics Inc.	18,147	10
*	SiNtx Technologies Inc.	52,791	10
	Daxor Corp.	1,105	9
*	NeuroMetrix Inc.	11,900	9
*,^	Phio Pharmaceuticals Corp.	26,460	9
*,^	MYnd Analytics Inc.	11,697	9
*	Biomerica Inc.	4,818	8
*	PLx Pharma Inc.	5,122	8
*,^	InspireMD Inc.	43,504	7
*,^	Nobilis Health Corp.	10,255	4
*	Micron Solutions Inc.	1,204	3
*	Cytori Therapeutics Inc.	9,598	3
*	Milestone Scientific Inc.	7,165	2
*	Ligand Pharmaceuticals Inc. Rights Roche CVR	395,811	2
*	Ligand Pharmaceuticals Inc. Rights General CVR	395,811	2
*,^	Avinger Inc.	2,800	1
	Wright Medical Group Inc. CVR	52,493	1
*	ReShape Lifesciences Inc.	177	—
*	MabVax Therapeutics Holdings Inc.	2	—
			7,161,347
Industrials (13.4%)
*	CoStar Group Inc.	498,344	168,111
	TransUnion	2,541,059	144,332
	IDEX Corp.	1,051,665	132,783
	Old Dominion Freight Line Inc.	895,164	110,544
	Lennox International Inc.	494,875	108,308
	Spirit AeroSystems Holdings Inc. Class A	1,450,684	104,580
*	Teledyne Technologies Inc.	495,465	102,596
*	Sensata Technologies Holding plc	2,247,671	100,786
*	XPO Logistics Inc.	1,742,046	99,366
	Graco Inc.	2,282,488	95,522
*	HD Supply Holdings Inc.	2,510,784	94,205
	KAR Auction Services Inc.	1,846,751	88,127
	Nordson Corp.	719,069	85,821
	Wabtec Corp.	1,175,891	82,606
	Carlisle Cos. Inc.	816,851	82,110
	Toro Co.	1,444,308	80,708
*	Middleby Corp.	766,548	78,747
*	WABCO Holdings Inc.	715,824	76,837
	Donaldson Co. Inc.	1,749,570	75,914
	Hubbell Inc. Class B	749,977	74,503
	Dun & Bradstreet Corp.	505,684	72,181
	Allison Transmission Holdings Inc.	1,631,274	71,629
	Lincoln Electric Holdings Inc.	881,983	69,544
	Hexcel Corp.	1,178,934	67,600
*	JetBlue Airways Corp.	4,179,937	67,130
	Owens Corning	1,499,349	65,941
	Acuity Brands Inc.	550,238	63,250
	Curtiss-Wright Corp.	601,338	61,409
	Watsco Inc.	440,590	61,304

33

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	HEICO Corp. Class A	971,650	61,214
	Oshkosh Corp.	984,294	60,347
*	Genesee & Wyoming Inc. Class A	798,795	59,127
	ITT Inc.	1,196,647	57,762
*	AECOM	2,140,569	56,725
	Woodward Inc.	762,203	56,624
	ManpowerGroup Inc.	843,836	54,681
*	Spirit Airlines Inc.	937,569	54,304
	Landstar System Inc.	562,227	53,788
	BWX Technologies Inc.	1,352,358	51,701
	nVent Electric plc	2,242,492	50,366
	AGCO Corp.	901,639	50,194
	Crane Co.	691,883	49,940
*	Kirby Corp.	739,740	49,829
	USG Corp.	1,159,791	49,477
	Insperity Inc.	519,826	48,531
	MSC Industrial Direct Co. Inc. Class A	622,768	47,903
*	Trex Co. Inc.	804,181	47,736
	EMCOR Group Inc.	788,936	47,092
	MSA Safety Inc.	480,036	45,253
	Brink’s Co.	695,241	44,947
	EnerSys	578,361	44,887
*	RBC Bearings Inc.	339,863	44,556
*	Esterline Technologies Corp.	365,098	44,341
	HEICO Corp.	571,569	44,285
	Knight-Swift Transportation Holdings Inc.	1,721,744	43,164
*	Stericycle Inc.	1,165,699	42,770
*	Generac Holdings Inc.	850,237	42,257
*	Proto Labs Inc.	371,896	41,946
	Trinity Industries Inc.	2,021,191	41,616
	Regal Beloit Corp.	591,278	41,419
	Air Lease Corp. Class A	1,369,011	41,358
^	Healthcare Services Group Inc.	1,012,719	40,691
	Tetra Tech Inc.	758,973	39,292
	Armstrong World Industries Inc.	674,755	39,277
*	ASGN Inc.	716,882	39,070
	Macquarie Infrastructure Corp.	1,053,978	38,533
	Kennametal Inc.	1,120,337	37,285
	GATX Corp.	515,659	36,514
	Exponent Inc.	715,308	36,273
*	Gardner Denver Holdings Inc.	1,747,597	35,738
	Timken Co.	946,676	35,330
*	MasTec Inc.	870,379	35,303
*	Axon Enterprise Inc.	803,593	35,157
*	FTI Consulting Inc.	526,151	35,063
	Ryder System Inc.	723,594	34,841
*	Aerojet Rocketdyne Holdings Inc.	985,294	34,712
*	Resideo Technologies Inc.	1,688,652	34,702
	Barnes Group Inc.	646,543	34,668
*	Clean Harbors Inc.	699,117	34,501
	Moog Inc. Class A	444,454	34,436
	AMERCO	104,852	34,403
	Valmont Industries Inc.	304,553	33,790
*	Rexnord Corp.	1,432,798	32,883
	Hillenbrand Inc.	856,265	32,478
	SkyWest Inc.	714,633	31,780
*	Mercury Systems Inc.	665,308	31,462
	John Bean Technologies Corp.	435,207	31,252
*	SiteOne Landscape Supply Inc.	561,278	31,022
	Korn/Ferry International	780,217	30,850
	Simpson Manufacturing Co. Inc.	568,219	30,758
*	WESCO International Inc.	637,789	30,614
	UniFirst Corp.	211,933	30,321
*	Beacon Roofing Supply Inc.	936,279	29,699

34

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Brady Corp. Class A	671,429	29,180
	KBR Inc.	1,919,197	29,133
	ABM Industries Inc.	902,576	28,982
	Applied Industrial Technologies Inc.	537,072	28,970
*	Univar Inc.	1,573,565	27,915
*	Chart Industries Inc.	426,300	27,722
*	Colfax Corp.	1,299,463	27,159
	Granite Construction Inc.	643,178	25,907
*	TriNet Group Inc.	601,101	25,216
	Albany International Corp.	400,986	25,034
	Herman Miller Inc.	818,008	24,745
	Watts Water Technologies Inc. Class A	381,733	24,633
	Terex Corp.	889,559	24,525
	Deluxe Corp.	633,776	24,362
	ESCO Technologies Inc.	357,790	23,596
*	Advanced Disposal Services Inc.	981,324	23,493
*	Navistar International Corp.	895,452	23,237
*	Dycom Industries Inc.	427,916	23,125
	Franklin Electric Co. Inc.	531,679	22,798
	Comfort Systems USA Inc.	512,719	22,396
	Universal Forest Products Inc.	850,360	22,075
	Altra Industrial Motion Corp.	877,028	22,057
	Forward Air Corp.	400,894	21,989
	Triton International Ltd.	705,303	21,914
*	Harsco Corp.	1,100,694	21,860
	Covanta Holding Corp.	1,607,727	21,576
	HNI Corp.	607,054	21,508
	Kaman Corp.	383,450	21,508
	Cubic Corp.	393,319	21,137
*	Avis Budget Group Inc.	889,521	19,996
*	Welbilt Inc.	1,794,176	19,933
*	Aerovironment Inc.	291,920	19,836
*	Saia Inc.	353,997	19,760
*	Meritor Inc.	1,168,299	19,756
	Mueller Water Products Inc. Class A	2,166,350	19,714
	Mobile Mini Inc.	615,735	19,550
	AAON Inc.	556,893	19,525
	US Ecology Inc.	304,323	19,166
	Matson Inc.	588,407	18,841
*	Air Transport Services Group Inc.	813,673	18,560
	Mueller Industries Inc.	792,629	18,516
*	Arcosa Inc.	666,906	18,467
	Werner Enterprises Inc.	609,467	18,004
	Matthews International Corp. Class A	442,139	17,960
	Hawaiian Holdings Inc.	677,548	17,894
*	SPX FLOW Inc.	586,421	17,839
	Raven Industries Inc.	488,529	17,680
	Allegiant Travel Co. Class A	176,197	17,658
	Actuant Corp. Class A	839,999	17,632
	Steelcase Inc. Class A	1,188,669	17,628
	Greenbrier Cos. Inc.	445,118	17,600
	McGrath RentCorp	336,443	17,320
*	NOW Inc.	1,486,956	17,308
*	Builders FirstSource Inc.	1,584,941	17,292
*	TriMas Corp.	632,308	17,256
	EnPro Industries Inc.	285,589	17,164
*	Hub Group Inc. Class A	461,347	17,102
	ICF International Inc.	262,457	17,002
*	Kratos Defense & Security Solutions Inc.	1,199,947	16,907
	AAR Corp.	452,252	16,887
*	SPX Corp.	600,310	16,815
	Federal Signal Corp.	833,358	16,584
*	Masonite International Corp.	365,789	16,398
	Rush Enterprises Inc. Class A	465,316	16,044

35

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Huron Consulting Group Inc.	311,886	16,003
*	Gibraltar Industries Inc.	439,581	15,645
*	Casella Waste Systems Inc. Class A	540,579	15,401
*	CBIZ Inc.	772,370	15,216
	Pitney Bowes Inc.	2,565,517	15,162
*	MRC Global Inc.	1,239,392	15,158
*,^	Upwork Inc.	822,543	14,896
*	WageWorks Inc.	545,919	14,827
	Encore Wire Corp.	293,079	14,707
*	Atlas Air Worldwide Holdings Inc.	348,499	14,703
	AZZ Inc.	361,571	14,593
*	BMC Stock Holdings Inc.	932,683	14,438
	Lindsay Corp.	148,983	14,340
	Navigant Consulting Inc.	584,872	14,066
	Viad Corp.	280,749	14,063
	Advanced Drainage Systems Inc.	568,860	13,795
*	JELD-WEN Holding Inc.	945,829	13,440
	Sun Hydraulics Corp.	397,578	13,196
	Aircastle Ltd.	763,404	13,161
	Tennant Co.	249,953	13,025
*	Continental Building Products Inc.	506,620	12,893
*	PGT Innovations Inc.	796,205	12,620
*	TrueBlue Inc.	565,686	12,587
*	Atkore International Group Inc.	634,156	12,582
	Kadant Inc.	151,152	12,313
	ArcBest Corp.	353,792	12,121
	Heartland Express Inc.	658,153	12,044
*	American Woodmark Corp.	213,778	11,903
	Interface Inc. Class A	832,868	11,868
	Standex International Corp.	175,906	11,817
	Apogee Enterprises Inc.	389,026	11,612
*	Milacron Holdings Corp.	976,271	11,608
*	Sunrun Inc.	1,034,110	11,261
	Knoll Inc.	676,948	11,156
	Douglas Dynamics Inc.	310,514	11,144
	Primoris Services Corp.	579,862	11,093
*	Astronics Corp.	348,545	10,613
	Alamo Group Inc.	133,400	10,314
*	Hertz Global Holdings Inc.	750,481	10,244
	Wabash National Corp.	781,444	10,221
*	CSW Industrials Inc.	209,866	10,147
^	ADT Inc.	1,665,301	10,008
	Kforce Inc.	323,434	10,001
	GrafTech International Ltd.	838,986	9,598
*	SP Plus Corp.	321,179	9,488
	ACCO Brands Corp.	1,398,570	9,482
	Astec Industries Inc.	313,386	9,461
*	Thermon Group Holdings Inc.	452,148	9,170
*	Patrick Industries Inc.	302,530	8,958
	Kelly Services Inc. Class A	435,871	8,927
	H&E Equipment Services Inc.	435,794	8,899
	Marten Transport Ltd.	548,019	8,872
*	Tutor Perini Corp.	541,517	8,648
	Columbus McKinnon Corp.	286,923	8,648
*	Gates Industrial Corp. plc	651,387	8,624
*	Herc Holdings Inc.	329,918	8,575
*	Vicor Corp.	220,891	8,347
	Gorman-Rupp Co.	257,288	8,339
	National Presto Industries Inc.	71,189	8,323
	Hyster-Yale Materials Handling Inc.	134,112	8,310
	Heidrick & Struggles International Inc.	265,723	8,288
*	Echo Global Logistics Inc.	393,478	7,999
	Triumph Group Inc.	688,785	7,921
	Global Brass & Copper Holdings Inc.	310,858	7,818

36

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	NV5 Global Inc.	128,494	7,780
	Briggs & Stratton Corp.	584,981	7,652
*	Evoqua Water Technologies Corp.	796,780	7,649
	Argan Inc.	200,048	7,570
	Kimball International Inc. Class B	531,978	7,549
	Schneider National Inc. Class B	388,136	7,247
*	Manitowoc Co. Inc.	490,102	7,239
*	Aegion Corp. Class A	441,623	7,207
*	Engility Holdings Inc.	253,098	7,203
	Ennis Inc.	371,635	7,154
*	Wesco Aircraft Holdings Inc.	904,127	7,143
	DMC Global Inc.	194,678	6,837
*	Nexeo Solutions Inc.	793,528	6,816
	Multi-Color Corp.	193,384	6,786
*	GMS Inc.	453,702	6,742
	Quanex Building Products Corp.	487,198	6,621
	Essendant Inc.	519,044	6,530
*	MYR Group Inc.	230,355	6,489
	Insteel Industries Inc.	254,548	6,180
*	TPI Composites Inc.	250,137	6,148
*	DXP Enterprises Inc.	220,567	6,141
	Resources Connection Inc.	431,216	6,123
	Forrester Research Inc.	135,371	6,051
*,^	Team Inc.	412,293	6,040
*	Great Lakes Dredge & Dock Corp.	887,915	5,878
*	CIRCOR International Inc.	273,513	5,826
	Barrett Business Services Inc.	101,097	5,788
*	Ducommun Inc.	156,025	5,667
*	CAI International Inc.	232,518	5,401
	Quad/Graphics Inc.	418,123	5,151
*	Willscot Corp. Class A	534,315	5,033
*,^	Enphase Energy Inc.	1,063,165	5,029
*	Lydall Inc.	245,731	4,991
	Griffon Corp.	472,223	4,935
	Systemax Inc.	203,959	4,873
*,^	KeyW Holding Corp.	726,230	4,858
	CRA International Inc.	112,912	4,804
	Allied Motion Technologies Inc.	103,943	4,645
*	Eagle Bulk Shipping Inc.	975,540	4,497
*	Heritage-Crystal Clean Inc.	194,270	4,470
*	Willdan Group Inc.	126,427	4,422
*	Veritiv Corp.	174,068	4,346
*	NCI Building Systems Inc.	583,040	4,227
*	Armstrong Flooring Inc.	355,801	4,213
*,^	Plug Power Inc.	3,346,592	4,150
	Miller Industries Inc.	153,592	4,147
*	Sterling Construction Co. Inc.	360,203	3,923
*	Titan Machinery Inc.	295,874	3,891
*	Mistras Group Inc.	265,176	3,813
	RR Donnelley & Sons Co.	959,265	3,799
	NN Inc.	559,110	3,752
*	Franklin Covey Co.	167,632	3,743
	Park-Ohio Holdings Corp.	121,486	3,728
*,^	Blue Bird Corp.	196,969	3,583
*	Vectrus Inc.	165,334	3,568
	Titan International Inc.	764,034	3,560
*	Ameresco Inc. Class A	250,805	3,536
*	Covenant Transportation Group Inc. Class A	183,373	3,521
	VSE Corp.	115,614	3,458
*	Northwest Pipe Co.	148,203	3,452
	Spartan Motors Inc.	457,965	3,311
	Powell Industries Inc.	127,424	3,187
	LSC Communications Inc.	453,906	3,177
*	BlueLinx Holdings Inc.	126,289	3,121

37

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	BrightView Holdings Inc.	304,328	3,107
*,^	Energy Recovery Inc.	460,117	3,097
^	REV Group Inc.	404,454	3,037
	Hurco Cos. Inc.	83,303	2,974
*	Daseke Inc.	785,932	2,892
*	GP Strategies Corp.	229,215	2,890
*	PICO Holdings Inc.	315,396	2,883
*,^	Bloom Energy Corp. Class A	287,004	2,864
*,^	American Superconductor Corp.	248,232	2,768
*	Lawson Products Inc.	86,461	2,732
*	LB Foster Co. Class A	171,765	2,731
	Graham Corp.	118,067	2,697
*	Sparton Corp.	147,991	2,692
*	CECO Environmental Corp.	397,613	2,684
	Omega Flex Inc.	48,216	2,607
*	Acacia Research Corp.	814,332	2,427
*	General Finance Corp.	238,390	2,410
	BG Staffing Inc.	113,482	2,343
*	Willis Lease Finance Corp.	64,374	2,227
*,^	Vivint Solar Inc.	576,325	2,196
	Universal Logistics Holdings Inc.	118,095	2,136
^	EVI Industries Inc.	63,665	2,123
*	Radiant Logistics Inc.	494,010	2,100
*	InnerWorkings Inc.	558,737	2,090
*	Commercial Vehicle Group Inc.	362,533	2,066
	Eastern Co.	83,819	2,027
*	Orion Group Holdings Inc.	458,187	1,966
*	Twin Disc Inc.	130,235	1,921
*	Hill International Inc.	609,300	1,877
	Preformed Line Products Co.	33,864	1,837
*	IES Holdings Inc.	107,279	1,668
*	Genco Shipping & Trading Ltd.	207,090	1,634
*	Foundation Building Materials Inc.	195,305	1,623
*	USA Truck Inc.	104,877	1,570
*	YRC Worldwide Inc.	462,764	1,458
*,^	Energous Corp.	249,653	1,446
*	PAM Transportation Services Inc.	36,413	1,435
*	Transcat Inc.	74,035	1,408
*	HC2 Holdings Inc.	533,069	1,407
*	FreightCar America Inc.	204,206	1,366
*	Construction Partners Inc. Class A	153,303	1,354
	Rush Enterprises Inc. Class B	37,656	1,341
*	Infrastructure and Energy Alternatives Inc.	157,400	1,289
*	US Xpress Enterprises Inc. Class A	229,409	1,287
*	Gencor Industries Inc.	115,798	1,270
*	ARC Document Solutions Inc.	549,008	1,125
*	Manitex International Inc.	197,034	1,119
	LSI Industries Inc.	349,060	1,107
*,^	LiqTech International Inc.	781,265	1,070
*	NRC Group Holdings Corp.	134,300	1,027
*	CPI Aerostructures Inc.	150,962	962
*,^	ExOne Co.	141,424	936
*,^	Babcock & Wilcox Enterprises Inc.	2,376,150	928
*	Tecogen Inc.	235,717	856
*	Arotech Corp.	307,745	806
*	Houston Wire & Cable Co.	159,120	805
*,^	Aqua Metals Inc.	434,030	790
*	Performant Financial Corp.	350,863	789
*	Mesa Air Group Inc.	102,044	787
	Virco Manufacturing Corp.	163,028	699
*	Goldfield Corp.	302,912	685
*,^	FuelCell Energy Inc.	1,153,819	635
*	Alpha Pro Tech Ltd.	166,676	618
*	Ultralife Corp.	89,938	607

38

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Intersections Inc.	157,289	580
*	Charah Solutions Inc.	68,591	573
*	Perma-Pipe International Holdings Inc.	63,262	554
*,^	Capstone Turbine Corp.	910,478	545
*	NL Industries Inc.	135,037	474
	Ecology and Environment Inc.	40,958	464
*,^	Red Violet Inc.	68,272	460
*,^	Hudson Technologies Inc.	511,921	456
*	Huttig Building Products Inc.	247,746	446
*	Taylor Devices Inc.	36,095	433
*	Mastech Digital Inc.	60,874	384
*	Jewett-Cameron Trading Co. Ltd.	47,428	337
	Acme United Corp.	22,707	324
*,^	Odyssey Marine Exploration Inc.	84,811	282
*,^	Astrotech Corp.	58,922	281
*	RCM Technologies Inc.	90,641	281
*	Patriot Transportation Holding Inc.	13,915	271
*	Innovative Solutions & Support Inc.	110,868	244
*	Air T Inc.	8,896	218
*	Volt Information Sciences Inc.	98,513	212
*	Orion Energy Systems Inc.	364,891	208
*	Roadrunner Transportation Systems Inc.	411,715	204
*	Hudson Global Inc.	150,751	204
*	Perma-Fix Environmental Services	86,290	203
*	Fuel Tech Inc.	169,040	201
	Servotronics Inc.	19,902	198
*	FTE Networks Inc.	82,837	194
*	LS Starrett Co. Class A	34,978	183
*	Broadwind Energy Inc.	137,005	178
*	Pangaea Logistics Solutions Ltd.	58,133	176
*	Jason Industries Inc.	124,202	170
*,^	Lightbridge Corp.	296,381	162
*	Polar Power Inc.	26,498	128
*	SIFCO Industries Inc.	33,067	114
*,^	Sigma Labs Inc.	70,539	106
*	DLH Holdings Corp.	20,850	99
	Espey Manufacturing & Electronics Corp.	3,829	95
*	Pioneer Power Solutions Inc.	17,498	92
	Chicago Rivet & Machine Co.	2,905	92
*,^	ShiftPixy Inc.	46,515	83
*	Document Security Systems Inc.	111,407	82
*	Air Industries Group	98,500	70
*,^	American Electric Technologies Inc.	80,860	69
*	Avalon Holdings Corp. Class A	25,600	68
*,^	Revolution Lighting Technologies Inc.	157,430	62
*,^	Marathon Patent Group Inc.	161,721	59
*,^	DPW Holdings Inc.	569,964	58
*	Sunworks Inc.	219,815	58
*,^	Real Goods Solar Inc. Class A	109,768	58
*,^	Spherix Inc.	88,138	57
*	ASV Holdings Inc.	27,820	56
*,^	Ocean Power Technologies Inc.	159,260	54
*	Industrial Services of America Inc.	43,054	48
*	Limbach Holdings Inc.	12,049	44
*	Cemtrex Inc.	72,541	42
*	Energy Focus Inc.	63,555	39
*,^	EnSync Inc.	211,783	38
	CompX International Inc.	2,807	38
*,^	Staffing 360 Solutions Inc.	22,073	33
*	AMREP Corp.	5,318	32
*	SG Blocks Inc.	11,720	31
*	MICT Inc.	36,900	24
*,^	Ideal Power Inc.	95,702	23
^	AgEagle Aerial Systems Inc.	37,367	21

39

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	GEE Group Inc.	27,339	19
*,^	Tel-Instrument Electronics Corp.	4,968	19
*	Command Security Corp.	5,565	16
*	Continental Materials Corp.	1,122	12
*	Art’s-Way Manufacturing Co. Inc.	4,243	8
*	AeroCentury Corp.	800	8
*	Quest Resource Holding Corp.	3,589	5
*	ARC Group Worldwide Inc.	4,700	5
			7,794,222
Information Technology (17.7%)
*	ServiceNow Inc.	2,461,296	438,234
*	Workday Inc. Class A	2,000,932	319,509
*	Worldpay Inc. Class A	4,141,739	316,553
*	Palo Alto Networks Inc.	1,295,015	243,916
*	Square Inc.	4,232,818	237,419
*	Splunk Inc.	2,013,268	211,091
	CDW Corp.	2,058,434	166,836
*	GoDaddy Inc. Class A	2,287,256	150,090
	VMware Inc. Class A	1,037,246	142,238
	SS&C Technologies Holdings Inc.	2,956,138	133,351
	Marvell Technology Group Ltd.	8,131,106	131,643
*	First Data Corp. Class A	7,777,463	131,517
*	PTC Inc.	1,464,999	121,448
*	Zebra Technologies Corp.	738,547	117,599
*	Tableau Software Inc. Class A	978,855	117,463
*	Trimble Inc.	3,448,199	113,480
	Leidos Holdings Inc.	2,053,973	108,285
*	Ultimate Software Group Inc.	427,768	104,748
*	Tyler Technologies Inc.	532,829	99,010
*	Twilio Inc. Class A	1,086,776	97,049
*	ON Semiconductor Corp.	5,775,550	95,354
	Cognex Corp.	2,364,626	91,440
*	Guidewire Software Inc.	1,110,749	89,115
	Booz Allen Hamilton Holding Corp. Class A	1,945,787	87,697
*	Black Knight Inc.	1,943,110	87,557
*	Dell Technologies Inc.	1,762,666	86,141
*	Integrated Device Technology Inc.	1,770,244	85,733
*	Zendesk Inc.	1,465,434	85,537
	CDK Global Inc.	1,763,005	84,413
*	WEX Inc.	590,255	82,671
*	Arrow Electronics Inc.	1,195,965	82,462
	Sabre Corp.	3,774,218	81,674
*	EPAM Systems Inc.	703,487	81,612
*	Paycom Software Inc.	665,579	81,500
*	Aspen Technology Inc.	968,272	79,573
*	RingCentral Inc. Class A	940,937	77,571
	Teradyne Inc.	2,455,465	77,052
*	Fair Isaac Corp.	396,926	74,225
*	Euronet Worldwide Inc.	706,958	72,378
	National Instruments Corp.	1,546,739	70,191
*	ARRIS International plc	2,237,989	68,415
*	Okta Inc.	1,064,025	67,885
*	Ciena Corp.	1,936,436	65,665
	Cypress Semiconductor Corp.	4,965,694	63,164
*	HubSpot Inc.	500,580	62,938
*	Proofpoint Inc.	748,137	62,701
*	Teradata Corp.	1,621,968	62,219
	Monolithic Power Systems Inc.	533,239	61,989
*	Cree Inc.	1,408,663	60,256
	Littelfuse Inc.	344,380	59,054
*	Trade Desk Inc. Class A	497,104	57,694
	LogMeIn Inc.	701,906	57,254
	MAXIMUS Inc.	879,585	57,252
	Avnet Inc.	1,521,527	54,927

40

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Universal Display Corp.	581,979	54,456
	Dolby Laboratories Inc. Class A	880,406	54,444
	Entegris Inc.	1,941,805	54,167
*	Nuance Communications Inc.	3,936,150	52,075
	Genpact Ltd.	1,903,357	51,372
*	New Relic Inc.	623,206	50,461
*	CACI International Inc. Class A	340,363	49,022
	Jabil Inc.	1,975,709	48,978
*	RealPage Inc.	1,003,511	48,359
	MKS Instruments Inc.	740,185	47,823
*	Silicon Laboratories Inc.	590,341	46,525
	SYNNEX Corp.	569,153	46,010
*,^	ViaSat Inc.	770,696	45,433
*	Coupa Software Inc.	709,248	44,583
	j2 Global Inc.	640,355	44,428
*	ACI Worldwide Inc.	1,592,604	44,067
*	First Solar Inc.	1,036,803	44,017
*	FireEye Inc.	2,695,017	43,686
*	CommScope Holding Co. Inc.	2,635,169	43,190
*	Nutanix Inc.	1,024,399	42,605
*	Lumentum Holdings Inc.	1,009,106	42,393
*	Tech Data Corp.	511,919	41,880
	Blackbaud Inc.	665,277	41,846
*	Semtech Corp.	904,554	41,492
	Versum Materials Inc.	1,496,802	41,491
*	2U Inc.	792,170	39,387
*	LiveRamp Holdings Inc.	995,211	38,445
*	Pure Storage Inc. Class A	2,362,671	37,992
*	Manhattan Associates Inc.	895,567	37,945
*	Verint Systems Inc.	892,128	37,746
*	NCR Corp.	1,629,263	37,603
	Cabot Microelectronics Corp.	393,454	37,516
	Science Applications International Corp.	582,896	37,130
*	Cornerstone OnDemand Inc.	731,598	36,894
*	CoreLogic Inc.	1,102,850	36,857
*	Coherent Inc.	334,421	35,352
*	Five9 Inc.	804,019	35,152
*	Finisar Corp.	1,606,251	34,695
*	Qualys Inc.	463,172	34,617
	Perspecta Inc.	1,937,224	33,359
*	Box Inc.	1,958,849	33,065
	Vishay Intertechnology Inc.	1,808,157	32,565
*	Viavi Solutions Inc.	3,140,848	31,565
*,^	MongoDB Inc.	376,464	31,525
*	CommVault Systems Inc.	531,753	31,421
	InterDigital Inc.	465,534	30,925
*	Envestnet Inc.	627,062	30,845
*	Ellie Mae Inc.	476,515	29,939
*	Novanta Inc.	450,272	28,367
	Travelport Worldwide Ltd.	1,794,745	28,034
*	Cirrus Logic Inc.	821,783	27,267
*	Conduent Inc.	2,517,565	26,762
*	II-VI Inc.	816,508	26,504
*	Paylocity Holding Corp.	434,909	26,186
^	Ubiquiti Networks Inc.	263,176	26,162
*	Fabrinet	506,025	25,964
*	Dropbox Inc. Class A	1,270,142	25,949
	Brooks Automation Inc.	978,281	25,611
*	Imperva Inc.	451,624	25,151
*	Q2 Holdings Inc.	506,524	25,098
*	Rogers Corp.	252,606	25,023
*	Alarm.com Holdings Inc.	480,872	24,943
*	ExlService Holdings Inc.	471,209	24,795
*	EchoStar Corp. Class A	670,043	24,604

41

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Alteryx Inc. Class A	413,689	24,602
	Power Integrations Inc.	402,097	24,520
	Pegasystems Inc.	506,279	24,215
*	Bottomline Technologies DE Inc.	503,672	24,176
	EVERTEC Inc.	828,350	23,774
*	8x8 Inc.	1,308,725	23,609
	Belden Inc.	551,807	23,049
*	Advanced Energy Industries Inc.	529,444	22,729
*	NetScout Systems Inc.	960,853	22,705
*	Sanmina Corp.	940,256	22,623
*	NETGEAR Inc.	434,762	22,621
*	Plexus Corp.	439,779	22,464
	Progress Software Corp.	625,832	22,211
*	Itron Inc.	460,970	21,799
*	Varonis Systems Inc.	403,271	21,333
*	Anixter International Inc.	392,720	21,329
*	SailPoint Technologies Holding Inc.	891,188	20,934
*,^	SolarEdge Technologies Inc.	592,918	20,811
*	Avaya Holdings Corp.	1,421,208	20,693
*	Everbridge Inc.	362,473	20,574
*	Blackline Inc.	501,871	20,552
*	Insight Enterprises Inc.	491,057	20,011
*	SPS Commerce Inc.	242,378	19,967
	Badger Meter Inc.	401,624	19,764
*,^	Inphi Corp.	603,205	19,393
	ManTech International Corp. Class A	365,431	19,110
	Kulicke & Soffa Industries Inc.	936,598	18,985
*	Apptio Inc. Class A	497,430	18,882
*	Cloudera Inc.	1,657,648	18,334
*	SendGrid Inc.	409,237	17,667
*	Diodes Inc.	546,454	17,629
*	Synaptics Inc.	473,155	17,606
*	Rapid7 Inc.	564,456	17,588
*	OSI Systems Inc.	233,875	17,143
*,^	Ceridian HCM Holding Inc.	493,576	17,023
*	MicroStrategy Inc. Class A	130,749	16,703
*	Knowles Corp.	1,236,799	16,462
*	Instructure Inc.	435,200	16,324
*	Virtusa Corp.	382,517	16,291
*	MINDBODY Inc. Class A	443,148	16,131
	TiVo Corp.	1,703,382	16,029
*,^	3D Systems Corp.	1,566,447	15,931
*	MaxLinear Inc.	861,564	15,164
*	LivePerson Inc.	803,910	15,162
	Plantronics Inc.	452,575	14,980
*	Hortonworks Inc.	1,035,667	14,934
*	PROS Holdings Inc.	475,500	14,931
	CSG Systems International Inc.	466,351	14,816
*	Acacia Communications Inc.	389,746	14,810
*	Electronics For Imaging Inc.	595,327	14,764
*	Benefitfocus Inc.	321,408	14,695
*	FormFactor Inc.	1,017,460	14,336
*	Electro Scientific Industries Inc.	470,273	14,089
*	Fitbit Inc. Class A	2,833,383	14,082
*	Sykes Enterprises Inc.	561,897	13,896
	KEMET Corp.	790,794	13,871
*	ePlus Inc.	189,563	13,491
*	Cardtronics plc Class A	511,354	13,295
	Ebix Inc.	311,969	13,277
	Benchmark Electronics Inc.	604,415	12,801
*	DocuSign Inc. Class A	315,384	12,641
*	Workiva Inc.	347,776	12,482
*	TTM Technologies Inc.	1,279,448	12,449
*	Yext Inc.	837,024	12,430

42

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Xperi Corp.	668,423	12,292
*	Cray Inc.	563,144	12,158
*	Lattice Semiconductor Corp.	1,753,401	12,134
*	ScanSource Inc.	350,796	12,060
	Methode Electronics Inc.	514,508	11,983
	CTS Corp.	462,218	11,967
*	Amkor Technology Inc.	1,784,606	11,707
	NIC Inc.	921,659	11,502
*	Rambus Inc.	1,497,167	11,483
*	Carbonite Inc.	451,554	11,406
*	Verra Mobility Corp.	1,167,436	11,394
*,^	GTT Communications Inc.	460,644	10,899
*	Cision Ltd.	930,928	10,892
*	Perficient Inc.	465,085	10,353
*,^	Appian Corp. Class A	384,546	10,271
	AVX Corp.	665,969	10,156
*	Altair Engineering Inc. Class A	367,186	10,127
	Mesa Laboratories Inc.	48,546	10,116
	MTS Systems Corp.	249,749	10,022
*	Extreme Networks Inc.	1,612,930	9,839
*	FARO Technologies Inc.	241,743	9,824
*	Appfolio Inc.	159,830	9,465
*	Nanometrics Inc.	339,713	9,284
	Monotype Imaging Holdings Inc.	587,087	9,112
*	Pivotal Software Inc. Class A	555,242	9,078
*	Rudolph Technologies Inc.	442,240	9,053
*	MACOM Technology Solutions Holdings Inc.	619,145	8,984
*	Photronics Inc.	924,088	8,945
	Cohu Inc.	556,510	8,943
	Cass Information Systems Inc.	167,678	8,873
*	ForeScout Technologies Inc.	318,083	8,267
*	Infinera Corp.	2,068,166	8,252
*,^	Unisys Corp.	705,233	8,202
	Comtech Telecommunications Corp.	332,578	8,095
*	Evo Payments Inc. Class A	323,131	7,972
*	Axcelis Technologies Inc.	447,348	7,963
*	Zscaler Inc.	197,533	7,745
*	Endurance International Group Holdings Inc.	1,093,570	7,272
	ADTRAN Inc.	672,923	7,227
*	Pluralsight Inc. Class A	296,534	6,983
*	CEVA Inc.	308,069	6,805
*,^	Elastic NV	95,105	6,798
*	CalAmp Corp.	501,657	6,527
*	Control4 Corp.	352,725	6,208
*	Calix Inc.	632,410	6,166
	Hackett Group Inc.	378,779	6,064
*	Kimball Electronics Inc.	380,798	5,899
*	Upland Software Inc.	216,600	5,887
*	Harmonic Inc.	1,224,959	5,782
*	Anaplan Inc.	217,756	5,779
	NVE Corp.	63,772	5,583
*	OneSpan Inc.	431,086	5,583
	Presidio Inc.	423,872	5,532
	QAD Inc. Class A	140,518	5,527
*	GreenSky Inc. Class A	575,669	5,509
*	Quantenna Communications Inc.	382,080	5,483
	TTEC Holdings Inc.	191,543	5,472
*	Vishay Precision Group Inc.	173,300	5,239
	Park Electrochemical Corp.	283,665	5,126
*,^	Ichor Holdings Ltd.	311,722	5,081
*	Mitek Systems Inc.	469,163	5,072
*	SMART Global Holdings Inc.	168,781	5,013
*	Casa Systems Inc.	378,440	4,969
*	Veeco Instruments Inc.	669,283	4,959

43

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Everi Holdings Inc.	954,565	4,916
*	Model N Inc.	362,229	4,792
	PC Connection Inc.	160,770	4,780
	Daktronics Inc.	645,627	4,778
*	MobileIron Inc.	1,025,781	4,708
*	A10 Networks Inc.	741,654	4,628
*	Smartsheet Inc. Class A	185,544	4,613
*	Zix Corp.	793,710	4,548
*	Ultra Clean Holdings Inc.	534,480	4,527
*,^	SunPower Corp. Class A	871,559	4,332
*	ChannelAdvisor Corp.	366,987	4,165
*,^	Applied Optoelectronics Inc.	262,365	4,048
*	Digi International Inc.	392,191	3,957
	American Software Inc. Class A	376,631	3,936
*	Immersion Corp.	428,411	3,839
	Switch Inc.	525,264	3,677
^	ConvergeOne Holdings Inc.	295,800	3,662
*	Limelight Networks Inc.	1,549,480	3,626
*	Brightcove Inc.	504,380	3,551
*	Ribbon Communications Inc.	711,079	3,427
*	PRGX Global Inc.	351,647	3,330
*	Synchronoss Technologies Inc.	541,100	3,322
*	DSP Group Inc.	293,092	3,283
*	Zuora Inc. Class A	180,029	3,266
*	Agilysys Inc.	227,407	3,261
*	ShotSpotter Inc.	104,442	3,256
*	PDF Solutions Inc.	382,661	3,226
*,^	Avalara Inc.	102,801	3,202
*	Tenable Holdings Inc.	141,766	3,146
*	USA Technologies Inc.	804,424	3,129
*	NeoPhotonics Corp.	479,694	3,108
*	PAR Technology Corp.	142,852	3,107
*	Aquantia Corp.	340,461	2,986
*	Alpha & Omega Semiconductor Ltd.	286,736	2,922
*,^	Impinj Inc.	199,541	2,903
*,^	Inseego Corp.	695,091	2,885
*	Digimarc Corp.	188,693	2,736
*	Domo Inc.	137,810	2,705
^	Diebold Nixdorf Inc.	1,074,317	2,675
*	Amber Road Inc.	324,075	2,667
*	SVMK Inc.	204,704	2,512
	Bel Fuse Inc. Class B	133,135	2,452
*	I3 Verticals Inc. Class A	100,673	2,426
*	SecureWorks Corp. Class A	142,492	2,407
*	Rubicon Project Inc.	642,757	2,397
*	Telenav Inc.	577,942	2,346
*	AXT Inc.	537,208	2,337
*	Avid Technology Inc.	484,842	2,303
*	PCM Inc.	125,713	2,214
*	Exela Technologies Inc.	552,146	2,148
*	EMCORE Corp.	504,630	2,119
*	KVH Industries Inc.	203,900	2,098
*	Napco Security Technologies Inc.	131,365	2,069
*	CyberOptics Corp.	114,160	2,013
*,^	VirnetX Holding Corp.	766,607	1,840
*	Information Services Group Inc.	416,590	1,766
*	Carbon Black Inc.	129,246	1,734
*,^	Akoustis Technologies Inc.	336,935	1,675
*,^	Maxwell Technologies Inc.	782,531	1,620
*	eGain Corp.	245,960	1,616
*	nLight Inc.	87,265	1,552
*	Adesto Technologies Corp.	351,727	1,548
*	Aerohive Networks Inc.	460,683	1,502
*,^	Arlo Technologies Inc.	150,025	1,497

44

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Intevac Inc.	282,964	1,480
*	ServiceSource International Inc.	1,330,483	1,437
*,^	Digital Turbine Inc.	758,930	1,389
*	Clearfield Inc.	139,964	1,388
*	Iteris Inc.	370,320	1,381
*	International Money Express Inc.	113,968	1,363
*,^	Eastman Kodak Co.	495,475	1,263
	AstroNova Inc.	66,674	1,250
*	Pixelworks Inc.	412,184	1,195
*,^	Park City Group Inc.	194,170	1,159
*	MoneyGram International Inc.	559,593	1,119
*	GSI Technology Inc.	213,551	1,098
*	StarTek Inc.	161,312	1,073
	TransAct Technologies Inc.	118,987	1,068
*	PFSweb Inc.	204,650	1,050
*	Telaria Inc.	384,402	1,049
*,^	Internap Corp.	249,859	1,037
*,^	Rimini Street Inc.	200,558	1,033
	Richardson Electronics Ltd.	116,609	1,013
*	Kopin Corp.	957,651	957
*	Frequency Electronics Inc.	90,022	954
	Steel Connect Inc.	529,960	917
*	Airgain Inc.	91,373	905
*	Quantum Corp.	450,944	902
*	ID Systems Inc.	160,161	895
*,^	Asure Software Inc.	172,506	876
*	Key Tronic Corp.	153,764	869
*	Seachange International Inc.	679,830	857
*	SharpSpring Inc.	64,854	826
*	LRAD Corp.	324,483	818
*	NetSol Technologies Inc.	126,277	777
*,^	MicroVision Inc.	1,259,801	761
*	Amtech Systems Inc.	166,221	753
	PC-Tel Inc.	172,629	741
	TESSCO Technologies Inc.	57,890	695
*,^	QuickLogic Corp.	925,794	680
*	Aware Inc.	183,320	662
*	Data I/O Corp.	131,998	660
*	Everspin Technologies Inc.	115,537	648
*	RealNetworks Inc.	280,491	648
*	Computer Task Group Inc.	154,714	631
	CSP Inc.	63,390	619
	RF Industries Ltd.	83,949	609
*	Luna Innovations Inc.	178,386	598
*	DASAN Zhone Solutions Inc.	42,918	597
*	Finjan Holdings Inc.	230,934	580
*	Aviat Networks Inc.	41,586	551
*,^	Fusion Connect Inc.	320,791	539
*	Synacor Inc.	363,282	538
*	Identiv Inc.	146,990	529
*	Perceptron Inc.	63,502	512
*	ACM Research Inc. Class A	45,286	493
*	Lantronix Inc.	166,237	489
*,^	Veritone Inc.	123,479	469
*	IEC Electronics Corp.	77,581	444
*,^	Smith Micro Software Inc.	246,413	444
*	SolarWinds Corp.	31,998	443
	GlobalSCAPE Inc.	95,942	430
*	eMagin Corp.	416,604	429
*,^	Research Frontiers Inc.	268,960	420
*	Wireless Telecom Group Inc.	233,098	413
*	3PEA International Inc.	114,876	404
*	LightPath Technologies Inc. Class A	267,231	398
	QAD Inc. Class B	13,406	396

45

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Issuer Direct Corp.	34,425	391
*	CUI Global Inc.	317,250	390
*	LGL Group Inc.	63,393	387
*	Optical Cable Corp.	101,490	387
*	inTEST Corp.	62,522	383
*	GSE Systems Inc.	180,096	378
*	Support.com Inc.	145,787	359
*,^	Resonant Inc.	262,249	349
*,^	ClearSign Combustion Corp.	337,298	344
*	Atomera Inc.	115,195	331
*	Innodata Inc.	215,507	323
*	Alithya Group Inc. Class A	131,335	311
*	WidePoint Corp.	702,924	293
*	Inuvo Inc.	273,520	293
*	BSQUARE Corp.	186,526	289
*,^	Digital Ally Inc.	105,689	283
*,^	Net Element Inc.	44,862	257
*	Aehr Test Systems	176,801	249
*	CVD Equipment Corp.	68,981	245
*	Black Box Corp.	223,347	241
*,^	SITO Mobile Ltd.	247,815	223
*,^	Marin Software Inc.	39,568	210
*,^	Intellicheck Inc.	97,885	209
	Network-1 Technologies Inc.	93,241	208
*	Westell Technologies Inc. Class A	109,328	207
^	Helios & Matheson Analytics Inc.	12,704,661	203
*	Image Sensing Systems Inc.	44,750	201
*,^	NXT-ID Inc.	270,096	184
	Communications Systems Inc.	84,005	171
	Wayside Technology Group Inc.	15,858	159
*	Majesco	22,128	157
	BK Technologies Inc.	40,918	153
*	Qumu Corp.	80,502	153
	ClearOne Inc.	111,210	139
	Bel Fuse Inc. Class A	8,959	123
*	Evolving Systems Inc.	93,207	110
*	TSR Inc.	23,470	109
*	AudioEye Inc.	12,750	109
*	Intelligent Systems Corp.	7,544	97
*	Qualstar Corp.	18,492	97
*,^	Neonode Inc.	44,970	75
*	Schmitt Industries Inc.	25,576	72
*	Intermolecular Inc.	68,535	69
*	ALJ Regional Holdings Inc.	51,829	68
*,^	Applied DNA Sciences Inc.	164,238	66
*	Bio-key International Inc.	78,056	59
*,^	Payment Data Systems Inc.	34,576	57
*	MAM Software Group Inc.	7,513	56
*,^	Technical Communications Corp.	20,218	54
*	One Stop Systems Inc.	27,213	53
*,^	Boxlight Corp. Class A	41,124	49
*	Socket Mobile Inc.	27,598	41
*	BroadVision Inc.	33,951	39
*	SigmaTron International Inc.	16,060	38
*,^	CPI Card Group Inc.	15,906	37
*,^	xG Technology Inc.	114,444	36
*,^	MoSys Inc.	201,721	34
*	Nortech Systems Inc.	9,269	33
*	Dynasil Corp. of America	33,699	30
*,^	Inpixon	6,776	22
*,^	Blonder Tongue Laboratories Inc.	16,400	18
*	ADDvantage Technologies Group Inc.	9,900	14
*,^	Superconductor Technologies Inc.	10,085	13
*	Bridgeline Digital Inc.	55,633	13

46

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Trio-Tech International	4,900	12
*	CPS Technologies Corp.	4,074	5
*	Rubicon Technology Inc.	361	3
*	Summit Wireless Technologies Inc.	24	—
			10,336,814
Materials (4.3%)
	RPM International Inc.	1,820,642	107,017
	Steel Dynamics Inc.	3,144,678	94,466
*	Berry Global Group Inc.	1,793,128	85,227
	AptarGroup Inc.	854,947	80,425
*	Crown Holdings Inc.	1,854,438	77,089
	Royal Gold Inc.	899,140	77,011
	Sonoco Products Co.	1,367,083	72,633
	Reliance Steel & Aluminum Co.	962,564	68,506
*	Axalta Coating Systems Ltd.	2,913,415	68,232
*	Alcoa Corp.	2,554,654	67,903
	Chemours Co.	2,341,983	66,091
	Ashland Global Holdings Inc.	852,930	60,524
	WR Grace & Co.	915,187	59,405
	Bemis Co. Inc.	1,248,597	57,311
	Huntsman Corp.	2,942,126	56,754
	NewMarket Corp.	122,338	50,414
	Valvoline Inc.	2,579,153	49,907
*	Ingevity Corp.	575,147	48,134
	Olin Corp.	2,288,067	46,013
	Graphic Packaging Holding Co.	4,233,127	45,040
	United States Steel Corp.	2,425,428	44,240
	Louisiana-Pacific Corp.	1,927,844	42,837
	Eagle Materials Inc.	641,414	39,146
*	Owens-Illinois Inc.	2,181,031	37,601
*	Allegheny Technologies Inc.	1,720,207	37,449
	Cabot Corp.	821,456	35,273
	Balchem Corp.	444,570	34,832
	Scotts Miracle-Gro Co.	538,522	33,098
*	Platform Specialty Products Corp.	3,196,517	33,020
	Westlake Chemical Corp.	496,752	32,870
	Quaker Chemical Corp.	183,959	32,691
	Sensient Technologies Corp.	577,900	32,276
*	Cleveland-Cliffs Inc.	4,086,774	31,427
	PolyOne Corp.	1,090,921	31,200
	Domtar Corp.	854,136	30,006
	HB Fuller Co.	695,546	29,679
	Trinseo SA	579,607	26,534
	Commercial Metals Co.	1,610,150	25,795
	Silgan Holdings Inc.	1,073,084	25,346
	Minerals Technologies Inc.	486,729	24,989
*	GCP Applied Technologies Inc.	992,549	24,367
	Carpenter Technology Corp.	651,073	23,185
	Innospec Inc.	337,721	20,858
	Stepan Co.	281,032	20,796
	Kaiser Aluminum Corp.	227,617	20,324
	Compass Minerals International Inc.	464,716	19,374
	Worthington Industries Inc.	555,571	19,356
*	Summit Materials Inc. Class A	1,534,436	19,027
*	Ferro Corp.	1,134,478	17,789
	Greif Inc. Class A	437,041	16,219
	Hecla Mining Co.	6,625,998	15,637
	Warrior Met Coal Inc.	603,843	14,559
	Neenah Inc.	232,876	13,721
	Boise Cascade Co.	539,425	12,865
	Materion Corp.	283,665	12,762
*	Coeur Mining Inc.	2,810,594	12,563
	Schweitzer-Mauduit International Inc.	434,234	10,878
*	Verso Corp.	476,750	10,679

47

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Tronox Ltd. Class A	1,295,768	10,081
	Chase Corp.	100,052	10,010
	Resolute Forest Products Inc.	1,254,293	9,947
*	AdvanSix Inc.	400,890	9,758
*,^	AK Steel Holding Corp.	4,314,137	9,707
*	Kraton Corp.	441,420	9,641
	Schnitzer Steel Industries Inc.	365,088	7,868
*,^	US Concrete Inc.	219,531	7,745
*	SunCoke Energy Inc.	897,696	7,675
	Rayonier Advanced Materials Inc.	704,226	7,500
*	PQ Group Holdings Inc.	491,627	7,281
	Myers Industries Inc.	460,840	6,963
	Innophos Holdings Inc.	272,134	6,675
^	McEwen Mining Inc.	3,640,920	6,626
	Mercer International Inc.	599,161	6,255
	PH Glatfelter Co.	623,986	6,090
	Tredegar Corp.	365,191	5,792
	FutureFuel Corp.	359,677	5,705
*	Clearwater Paper Corp.	230,461	5,616
	American Vanguard Corp.	361,393	5,490
	Hawkins Inc.	133,329	5,460
*	Koppers Holdings Inc.	291,255	4,963
*	Century Aluminum Co.	672,188	4,914
*	TimkenSteel Corp.	541,002	4,728
	Haynes International Inc.	175,420	4,631
*	OMNOVA Solutions Inc.	626,933	4,595
*,^	Livent Corp.	277,400	3,828
*	Intrepid Potash Inc.	1,367,241	3,555
	Kronos Worldwide Inc.	308,254	3,551
	Gold Resource Corp.	791,605	3,166
	Advanced Emissions Solutions Inc.	297,996	3,144
*	Venator Materials plc	691,833	2,899
*	UFP Technologies Inc.	79,832	2,398
*,^	Amyris Inc.	593,645	1,983
	United States Lime & Minerals Inc.	27,379	1,944
	Olympic Steel Inc.	135,481	1,933
*	Trecora Resources	242,390	1,891
*	Universal Stainless & Alloy Products Inc.	113,815	1,845
	Synalloy Corp.	100,662	1,670
*	LSB Industries Inc.	280,238	1,547
*	AgroFresh Solutions Inc.	396,351	1,502
*	Ryerson Holding Corp.	210,112	1,332
	Northern Technologies International Corp.	39,445	1,167
^	Tecnoglass Inc.	122,097	985
*,^	Forterra Inc.	257,073	967
*,^	Loop Industries Inc.	113,375	881
*	Flotek Industries Inc.	770,239	840
*,§	A Schulman Inc. CVR	392,279	749
	Core Molding Technologies Inc.	98,285	699
*	Ampco-Pittsburgh Corp.	194,616	603
*	Marrone Bio Innovations Inc.	404,260	594
	Friedman Industries Inc.	64,580	455
*,^	Ramaco Resources Inc.	91,534	453
*,^	MagneGas Applied Technology Solutions Inc.	1,119,748	276
*	Pershing Gold Corp.	240,768	255
*	General Moly Inc.	683,377	154
*,^	Golden Minerals Co.	648,415	142
*	Paramount Gold Nevada Corp.	131,789	109
*,^	US Gold Corp.	117,799	105
*	Solitario Zinc Corp.	258,205	60
*	US Antimony Corp.	93,796	54
	Greif Inc. Class B	999	44
*,^	Reto Eco-solutions Inc.	22,453	29
*,^	Comstock Mining Inc.	138,196	18

48

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Ikonics Corp.	926	8
			2,532,921
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	83,162	807
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	59
*,§	Media General Inc. CVR	1,202,098	47
*,§	Ambit Biosciences Corp. CVR	22,388	13
*,^,§	Social Reality Inc. Rights Exp. 12/31/2019	74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	Clinical Data CVR	131,308	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
*	Kadmon Warrants Exp. 09/29/2022	105,015	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,^,§	Biosante Pharmaceutical Inc. CVR	44,795	—
			1,433
Real Estate (8.7%)
	WP Carey Inc.	2,194,140	143,365
	Sun Communities Inc.	1,181,095	120,129
	Equity LifeStyle Properties Inc.	1,227,667	119,243
	Camden Property Trust	1,273,754	112,154
	National Retail Properties Inc.	2,172,697	105,398
	Omega Healthcare Investors Inc.	2,740,200	96,318
	VEREIT Inc.	13,169,232	94,160
	Gaming and Leisure Properties Inc.	2,753,751	88,974
	VICI Properties Inc.	4,693,878	88,151
	Kilroy Realty Corp.	1,379,084	86,717
	Liberty Property Trust	2,015,833	84,423
	Invitation Homes Inc.	4,060,795	81,541
	Lamar Advertising Co. Class A	1,163,827	80,514
	Medical Properties Trust Inc.	4,980,936	80,093
	Jones Lang LaSalle Inc.	623,883	78,984
	American Campus Communities Inc.	1,879,083	77,775
	CyrusOne Inc.	1,452,149	76,790
	Douglas Emmett Inc.	2,199,382	75,065
	STORE Capital Corp.	2,581,704	73,088
	CubeSmart	2,546,787	73,067
	Healthcare Trust of America Inc. Class A	2,836,664	71,796
	Park Hotels & Resorts Inc.	2,751,673	71,488
	American Homes 4 Rent Class A	3,525,778	69,987
	EPR Properties	1,015,325	65,011
	Hudson Pacific Properties Inc.	2,137,199	62,107
	Brixmor Property Group Inc.	4,110,229	60,379
	Life Storage Inc.	641,357	59,640
	Highwoods Properties Inc.	1,411,859	54,625
	Hospitality Properties Trust	2,252,742	53,795
*	Howard Hughes Corp.	537,542	52,475
	JBG SMITH Properties	1,491,335	51,913
	First Industrial Realty Trust Inc.	1,732,903	50,012
	Pebblebrook Hotel Trust	1,753,313	49,636
	Equity Commonwealth	1,651,420	49,559
	Rayonier Inc.	1,787,957	49,509
	Healthcare Realty Trust Inc.	1,729,249	49,180
	Ryman Hospitality Properties Inc.	704,104	46,957
	EastGroup Properties Inc.	494,329	45,345
	Cousins Properties Inc.	5,720,562	45,192
	National Health Investors Inc.	583,967	44,113
	CoreSite Realty Corp.	501,202	43,720
	Apple Hospitality REIT Inc.	2,934,142	41,841
	Spirit Realty Capital Inc.	1,165,837	41,096

49

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Sunstone Hotel Investors Inc.	3,121,717	40,614
	Physicians Realty Trust	2,519,915	40,394
	Weingarten Realty Investors	1,628,089	40,393
	Sabra Health Care REIT Inc.	2,433,012	40,096
	RLJ Lodging Trust	2,390,149	39,198
	Taubman Centers Inc.	837,883	38,115
	Uniti Group Inc.	2,447,779	38,112
	Senior Housing Properties Trust	3,247,288	38,058
	Rexford Industrial Realty Inc.	1,264,655	37,269
	STAG Industrial Inc.	1,485,270	36,954
	PS Business Parks Inc.	280,742	36,777
	Outfront Media Inc.	1,914,776	34,696
	Paramount Group Inc.	2,761,703	34,687
	GEO Group Inc.	1,676,021	33,018
	Retail Properties of America Inc.	3,013,956	32,701
	Brandywine Realty Trust	2,451,165	31,547
	Kennedy-Wilson Holdings Inc.	1,734,218	31,511
	Colony Capital Inc.	6,718,781	31,444
	Corporate Office Properties Trust	1,491,962	31,376
	Columbia Property Trust Inc.	1,615,293	31,256
	Piedmont Office Realty Trust Inc. Class A	1,768,581	30,137
	PotlatchDeltic Corp.	929,839	29,420
	CoreCivic Inc.	1,627,391	29,016
	Terreno Realty Corp.	799,865	28,131
	Agree Realty Corp.	474,769	28,068
	Empire State Realty Trust Inc.	1,920,935	27,335
	Acadia Realty Trust	1,132,501	26,908
	Xenia Hotels & Resorts Inc.	1,533,020	26,368
	Tanger Factory Outlet Centers Inc.	1,293,919	26,163
	Urban Edge Properties	1,561,971	25,960
	QTS Realty Trust Inc. Class A	699,512	25,917
	DiamondRock Hospitality Co.	2,825,664	25,657
	Washington REIT	1,100,755	25,317
	Retail Opportunity Investments Corp.	1,559,517	24,765
	Four Corners Property Trust Inc.	944,252	24,739
	Mack-Cali Realty Corp.	1,255,309	24,592
	Lexington Realty Trust	2,988,469	24,535
^	Realogy Holdings Corp.	1,617,478	23,745
	LTC Properties Inc.	555,905	23,170
	American Assets Trust Inc.	562,417	22,592
	SITE Centers Corp.	2,007,730	22,226
	CareTrust REIT Inc.	1,143,840	21,115
	National Storage Affiliates Trust	788,524	20,864
	Americold Realty Trust	812,191	20,743
	Chesapeake Lodging Trust	844,628	20,567
	Global Net Lease Inc.	1,039,185	18,310
	HFF Inc. Class A	540,797	17,933
^	Industrial Logistics Properties Trust	892,556	17,557
*	Alexander & Baldwin Inc.	946,125	17,390
	Kite Realty Group Trust	1,170,428	16,491
	Newmark Group Inc. Class A	2,047,578	16,422
	Alexander’s Inc.	53,828	16,404
	Monmouth Real Estate Investment Corp.	1,252,884	15,536
	Tier REIT Inc.	745,123	15,372
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	793,446	15,115
	Summit Hotel Properties Inc.	1,458,999	14,196
	Getty Realty Corp.	478,343	14,068
	RPT Realty	1,138,673	13,607
*,^	Redfin Corp.	935,721	13,474
	Easterly Government Properties Inc.	841,966	13,202
	Washington Prime Group Inc.	2,579,944	12,539
^	Seritage Growth Properties Class A	378,889	12,249
	InfraREIT Inc.	553,831	11,642
	Chatham Lodging Trust	649,906	11,490

50

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Independence Realty Trust Inc.	1,216,408	11,167
	Universal Health Realty Income Trust	181,136	11,116
*	St. Joe Co.	839,487	11,056
	Armada Hoffler Properties Inc.	784,650	11,032
	NorthStar Realty Europe Corp.	711,820	10,350
	NexPoint Residential Trust Inc.	291,769	10,227
*	Marcus & Millichap Inc.	290,065	9,958
^	American Finance Trust Inc.	715,940	9,536
	Franklin Street Properties Corp.	1,525,070	9,501
^	Government Properties Income Trust	1,358,758	9,335
	Hersha Hospitality Trust Class A	522,027	9,156
	Select Income REIT	1,221,618	8,991
	iStar Inc.	947,996	8,693
	Investors Real Estate Trust	168,795	8,283
	Urstadt Biddle Properties Inc. Class A	424,720	8,163
	Saul Centers Inc.	165,315	7,806
	Preferred Apartment Communities Inc. Class A	550,451	7,739
	Gladstone Commercial Corp.	421,761	7,558
	RE/MAX Holdings Inc. Class A	243,762	7,496
	Community Healthcare Trust Inc.	249,369	7,189
	Whitestone REIT	554,497	6,798
	CorePoint Lodging Inc.	550,920	6,749
	Essential Properties Realty Trust Inc.	471,670	6,528
	Innovative Industrial Properties Inc.	135,083	6,131
	Front Yard Residential Corp.	697,743	6,091
	City Office REIT Inc.	565,349	5,795
	UMH Properties Inc.	481,680	5,703
	CorEnergy Infrastructure Trust Inc.	171,459	5,672
^	Pennsylvania REIT	922,780	5,481
	Retail Value Inc.	213,005	5,451
	One Liberty Properties Inc.	224,071	5,427
	Jernigan Capital Inc.	268,211	5,316
	RMR Group Inc. Class A	99,690	5,292
	Ashford Hospitality Trust Inc.	1,240,693	4,963
	CatchMark Timber Trust Inc. Class A	676,700	4,805
	New Senior Investment Group Inc.	1,159,237	4,776
*	Tejon Ranch Co.	276,873	4,591
^	CBL & Associates Properties Inc.	2,369,150	4,549
	Spirit MTA REIT	619,219	4,415
*	FRP Holdings Inc.	94,284	4,338
	Braemar Hotels & Resorts Inc.	450,088	4,019
	Consolidated-Tomoka Land Co.	76,098	3,995
	Cedar Realty Trust Inc.	1,189,910	3,736
*,^	Altisource Portfolio Solutions SA	151,951	3,417
	Bluerock Residential Growth REIT Inc. Class A	371,633	3,352
*,^	eXp World Holdings Inc.	469,319	3,323
	MedEquities Realty Trust Inc.	471,240	3,223
	Global Medical REIT Inc.	314,872	2,799
	Safety Income & Growth Inc.	138,097	2,598
	Clipper Realty Inc.	180,421	2,358
	Gladstone Land Corp.	196,588	2,257
*	Forestar Group Inc.	162,520	2,251
	CIM Commercial Trust Corp.	140,123	2,127
^	Farmland Partners Inc.	423,511	1,923
*	Stratus Properties Inc.	77,340	1,855
	BRT Apartments Corp.	157,548	1,802
*	Rafael Holdings Inc. Class B	140,615	1,115
	Sotherly Hotels Inc.	166,788	936
*	Maui Land & Pineapple Co. Inc.	87,932	872
	Griffin Industrial Realty Inc.	26,728	853
*	Trinity Place Holdings Inc.	192,410	835
*	Transcontinental Realty Investors Inc.	22,564	639
	Plymouth Industrial REIT Inc.	45,280	571
	Condor Hospitality Trust Inc.	63,420	437

51

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	InterGroup Corp.	6,800	219
*	JW Mays Inc.	4,600	178
	Global Self Storage Inc.	43,032	169
*	Wheeler REIT Inc.	136,025	121
*	Altisource Asset Management Corp.	2,628	78
*	American Realty Investors Inc.	5,426	65
	HMG/Courtland Properties Inc.	1,000	14
	Reven Housing REIT Inc.	3,347	11
	CKX Lands Inc.	1,000	10
*	Power REIT	200	1
*	InnSuites Hospitality Trust	108	—
			5,039,970
Utilities (3.2%)
	Atmos Energy Corp.	1,604,204	148,742
	UGI Corp.	2,379,016	126,920
*	Vistra Energy Corp.	5,398,884	123,580
	OGE Energy Corp.	2,720,220	106,605
	Aqua America Inc.	2,435,385	83,266
	Vectren Corp.	1,137,161	81,853
	IDACORP Inc.	691,776	64,377
	MDU Resources Group Inc.	2,690,006	64,130
	ONE Gas Inc.	724,499	57,670
	National Fuel Gas Co.	1,112,807	56,953
	Portland General Electric Co.	1,216,158	55,761
	New Jersey Resources Corp.	1,209,562	55,241
	Southwest Gas Holdings Inc.	718,781	54,987
	Hawaiian Electric Industries Inc.	1,492,519	54,656
	ALLETE Inc.	710,338	54,142
	Spire Inc.	700,642	51,904
	Black Hills Corp.	736,514	46,238
	PNM Resources Inc.	1,095,975	45,034
	NorthWestern Corp.	688,097	40,900
	Avangrid Inc.	770,905	38,615
	Avista Corp.	895,134	38,025
	Ormat Technologies Inc.	697,894	36,500
	American States Water Co.	507,784	34,042
	South Jersey Industries Inc.	1,174,991	32,665
	California Water Service Group	665,382	31,712
	MGE Energy Inc.	481,319	28,860
	El Paso Electric Co.	561,462	28,146
	Otter Tail Corp.	549,327	27,269
	Northwest Natural Holding Co.	409,494	24,758
	Pattern Energy Group Inc. Class A	1,252,137	23,315
	Chesapeake Utilities Corp.	228,369	18,566
	Clearway Energy Inc.	1,066,270	18,393
	SJW Group	313,623	17,444
	TerraForm Power Inc. Class A	1,094,858	12,284
	Middlesex Water Co.	228,948	12,214
	Connecticut Water Service Inc.	169,194	11,314
	Unitil Corp.	217,700	11,024
	Clearway Energy Inc. Class A	412,726	6,983
	York Water Co.	186,396	5,976
*,^	Cadiz Inc.	385,619	3,972
	Artesian Resources Corp. Class A	110,234	3,844
*	AquaVenture Holdings Ltd.	177,931	3,361
	RGC Resources Inc.	88,536	2,653
*	Pure Cycle Corp.	195,551	1,942
	Genie Energy Ltd. Class B	246,631	1,487
	Spark Energy Inc. Class A	187,650	1,394
	Global Water Resources Inc.	120,540	1,222
			1,850,939
Total Common Stocks (Cost $51,742,781)			57,690,703

52

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.2%)
3,4	Vanguard Market Liquidity Fund	2.530%		18,977,993	1,897,799

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.199%	1/24/19	2,000	1,997
	United States Treasury Bill	2.294%	2/21/19	1,000	997
5	United States Treasury Bill	2.313%	2/28/19	2,000	1,992
5	United States Treasury Bill	2.349%	3/21/19	10,000	9,950
5	United States Treasury Bill	2.429%	4/11/19	20,000	19,869
					34,805
Total Temporary Cash Investments (Cost $1,932,449)					1,932,604
Total Investments (102.3%) (Cost $53,675,230)					59,623,307
Other Assets and Liabilities—Net (-2.3%)[4,6]					(1,352,616)
Net Assets (100%)					58,270,691

*              Non-income-producing security.

^             Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,140,213,000.

§            Security value determined using significant unobservable inputs.

1            The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.

2            “Other” represents securities that are not classified by the fund’s benchmark index.

3            Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4            Includes $1,243,719,000 of collateral received for securities on loan.

5            Securities with a value of $30,865,000 have been segregated as initial margin for open futures contracts.

6            Cash of $170,000 has been segregated as collateral for open over-the-counter swap contracts.

CPR—Contingent Payments Rights.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

53

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA980 022019

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Basic Materials (2.4%)
	DowDuPont Inc.	61,298,118	3,278,223
	Linde plc	14,721,784	2,297,187
	Ecolab Inc.	6,944,048	1,023,205
	Air Products & Chemicals Inc.	5,864,451	938,605
	LyondellBasell Industries NV Class A	8,200,223	681,931
	PPG Industries Inc.	6,409,288	655,222
	Newmont Mining Corp.	14,232,898	493,170
	International Paper Co.	10,824,039	436,858
	Nucor Corp.	8,387,958	434,580
	International Flavors & Fragrances Inc.	2,849,172	382,558
	Freeport-McMoRan Inc.	36,741,874	378,809
	Celanese Corp. Class A	3,567,741	320,990
	Mosaic Co.	9,237,661	269,832
	CF Industries Holdings Inc.	6,145,506	267,391
	FMC Corp.	3,586,719	265,274
	Eastman Chemical Co.	3,351,873	245,055
	Albemarle Corp.	2,829,069	218,036
	Avery Dennison Corp.	2,311,806	207,670
	RPM International Inc.	3,531,561	207,585
	Steel Dynamics Inc.	5,816,449	174,726
	Royal Gold Inc.	1,747,958	149,713
*	Axalta Coating Systems Ltd.	5,739,583	134,421
*	Alcoa Corp.	4,967,764	132,043
	Chemours Co.	4,556,845	128,594
	Reliance Steel & Aluminum Co.	1,791,293	127,486
	Ashland Global Holdings Inc.	1,659,711	117,773
	WR Grace & Co.	1,778,425	115,438
	Huntsman Corp.	5,442,880	104,993
	NewMarket Corp.	227,548	93,770
*	Ingevity Corp.	1,118,268	93,588
	Olin Corp.	4,434,033	89,168
	United States Steel Corp.	4,697,466	85,682
	Versum Materials Inc.	2,908,154	80,614
	Peabody Energy Corp.	2,373,351	72,340
	Westlake Chemical Corp.	1,035,050	68,489
	Balchem Corp.	835,018	65,424
	Scotts Miracle-Gro Co.	1,033,027	63,490
	Sensient Technologies Corp.	1,123,438	62,744
	Cabot Corp.	1,442,065	61,922
*	Cleveland-Cliffs Inc.	7,969,060	61,282
	PolyOne Corp.	2,106,964	60,259
*	Platform Specialty Products Corp.	5,771,478	59,619
	Domtar Corp.	1,686,688	59,253
	Quaker Chemical Corp.	330,469	58,728
	HB Fuller Co.	1,352,226	57,700
*	Univar Inc.	3,026,608	53,692
	Minerals Technologies Inc.	912,356	46,840
	Commercial Metals Co.	2,902,687	46,501
	Carpenter Technology Corp.	1,241,169	44,198
*	GCP Applied Technologies Inc.	1,773,379	43,536
	Innospec Inc.	633,075	39,099
	Worthington Industries Inc.	1,101,564	38,379
	Stepan Co.	514,484	38,072
	Arch Coal Inc. Class A	455,279	37,784
	Compass Minerals International Inc.	899,338	37,493
	Kaiser Aluminum Corp.	407,069	36,347
*	Ferro Corp.	2,192,650	34,381
*	Contura Energy Inc.	488,188	32,093
	Warrior Met Coal Inc.	1,257,944	30,329
	Hecla Mining Co.	12,652,227	29,859
	Neenah Inc.	434,910	25,625

1

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Coeur Mining Inc.	5,342,201	23,880
	Materion Corp.	520,873	23,434
*	Codexis Inc.	1,351,787	22,575
	US Silica Holdings Inc.	2,068,768	21,060
*	CONSOL Energy Inc.	661,195	20,967
*	Verso Corp.	897,447	20,103
*	CSW Industrials Inc.	409,872	19,817
	Schweitzer-Mauduit International Inc.	779,149	19,518
	Tronox Ltd. Class A	2,418,494	18,816
*,^	AK Steel Holding Corp.	8,323,817	18,729
*	AdvanSix Inc.	739,939	18,010
	Chase Corp.	179,600	17,969
*	Kraton Corp.	817,855	17,862
*	PQ Group Holdings Inc.	1,030,089	15,256
	Rayonier Advanced Materials Inc.	1,319,642	14,054
	Schnitzer Steel Industries Inc.	651,464	14,039
*	SunCoke Energy Inc.	1,601,558	13,693
	Tredegar Corp.	766,806	12,162
	Innophos Holdings Inc.	494,050	12,119
	Resolute Forest Products Inc.	1,492,846	11,838
	Hawkins Inc.	270,451	11,075
	American Vanguard Corp.	718,769	10,918
	FutureFuel Corp.	686,758	10,892
*	Clearwater Paper Corp.	439,873	10,720
*	OMNOVA Solutions Inc.	1,143,302	8,380
*	TimkenSteel Corp.	904,096	7,902
*	Nexeo Solutions Inc.	811,968	6,975
	Gold Resource Corp.	1,591,636	6,367
*	Energy Fuels Inc.	2,145,316	6,114
*	Intrepid Potash Inc.	2,297,802	5,974
	Olympic Steel Inc.	365,116	5,210
*,^	Uranium Energy Corp.	4,045,072	5,056
	Synalloy Corp.	264,123	4,382
*	Universal Stainless & Alloy Products Inc.	266,099	4,313
*	Century Aluminum Co.	504,112	3,685
*	AgroFresh Solutions Inc.	957,008	3,627
*	LSB Industries Inc.	643,806	3,554
*,^	ChromaDex Corp.	1,023,365	3,510
*	Ryerson Holding Corp.	491,768	3,118
	Northern Technologies International Corp.	101,863	3,014
*,^	Marrone Bio Innovations Inc.	1,867,466	2,745
*,^	Ur-Energy Inc.	4,085,598	2,656
	PH Glatfelter Co.	213,622	2,085
*	Veritiv Corp.	82,814	2,068
*,^	Ramaco Resources Inc.	243,225	1,204
	United-Guardian Inc.	52,121	956
	Hallador Energy Co.	179,929	912
	Friedman Industries Inc.	125,449	884
	Haynes International Inc.	30,937	817
	Kronos Worldwide Inc.	38,291	441
*	General Moly Inc.	1,379,582	310
*	US Antimony Corp.	359,147	208
*	Koppers Holdings Inc.	9,399	160
*	Dynasil Corp. of America	158,073	141
*	Ampco-Pittsburgh Corp.	39,711	123
*	Pershing Gold Corp.	100,868	107
*	Solitario Zinc Corp.	101,668	24
*	Ikonics Corp.	1,996	16
*,^	Golden Minerals Co.	67,011	15
*,^	Paramount Gold Nevada Corp.	9,731	8
*	Centrus Energy Corp. Class A	2,700	5
*,^	US Gold Corp.	900	1
			16,492,241

2

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Consumer Goods (7.9%)
	Procter & Gamble Co.	66,548,734	6,117,160
	Coca-Cola Co.	102,283,588	4,843,128
	PepsiCo Inc.	37,706,704	4,165,837
	Philip Morris International Inc.	41,505,319	2,770,895
	NIKE Inc. Class B	34,010,881	2,521,567
	Altria Group Inc.	50,197,580	2,479,258
	Mondelez International Inc. Class A	38,817,875	1,553,880
	Colgate-Palmolive Co.	23,166,319	1,378,859
*,^	Tesla Inc.	3,441,048	1,145,181
	General Motors Co.	33,937,358	1,135,205
	Kimberly-Clark Corp.	9,251,133	1,054,074
	Activision Blizzard Inc.	19,366,240	901,886
	Ford Motor Co.	104,331,772	798,138
	Estee Lauder Cos. Inc. Class A	5,874,211	764,235
	Kraft Heinz Co.	16,283,887	700,858
	Constellation Brands Inc. Class A	3,994,245	642,354
*	Electronic Arts Inc.	8,071,336	636,909
	General Mills Inc.	15,927,141	620,203
	Archer-Daniels-Midland Co.	14,963,128	613,039
	VF Corp.	8,478,880	604,883
*	Monster Beverage Corp.	11,077,420	545,231
	Clorox Co.	3,409,743	525,578
	McCormick & Co. Inc.	3,251,015	452,671
	Aptiv plc	7,042,045	433,579
	Church & Dwight Co. Inc.	6,578,546	432,605
	Kellogg Co.	7,416,654	422,823
	Tyson Foods Inc. Class A	7,886,385	421,133
	Hershey Co.	3,786,100	405,794
	Brown-Forman Corp. Class B	7,925,403	377,091
	Genuine Parts Co.	3,727,739	357,937
*	Lululemon Athletica Inc.	2,780,186	338,098
	DR Horton Inc.	9,532,736	330,405
*	Take-Two Interactive Software Inc.	3,038,685	312,802
	Lennar Corp. Class A	7,795,507	305,194
	Hormel Foods Corp.	7,106,806	303,318
	Lamb Weston Holdings Inc.	3,903,224	287,121
	Conagra Brands Inc.	12,925,923	276,098
	JM Smucker Co.	2,875,806	268,859
	Molson Coors Brewing Co. Class B	4,687,002	263,222
	Tapestry Inc.	7,710,012	260,213
	Hasbro Inc.	3,036,543	246,719
*	NVR Inc.	91,712	223,501
	Lear Corp.	1,711,878	210,321
	Newell Brands Inc.	11,199,976	208,208
	Garmin Ltd.	3,274,791	207,360
	BorgWarner Inc.	5,547,494	192,720
*	LKQ Corp.	8,052,341	191,082
	Bunge Ltd.	3,565,490	190,540
	PVH Corp.	2,039,024	189,527
*	Mohawk Industries Inc.	1,579,566	184,746
*	US Foods Holding Corp.	5,787,005	183,101
	Whirlpool Corp.	1,700,131	181,693
	PulteGroup Inc.	6,740,557	175,187
	Ingredion Inc.	1,883,111	172,116
*	Campbell Soup Co.	5,201,587	171,600
*	Herbalife Nutrition Ltd.	2,702,303	159,301
*	Middleby Corp.	1,492,130	153,287
	Pool Corp.	1,017,798	151,296
	Ralph Lauren Corp. Class A	1,454,289	150,461
*	Post Holdings Inc.	1,678,504	149,605
*	WABCO Holdings Inc.	1,388,770	149,071
	Harley-Davidson Inc.	4,339,617	148,068
*	Michael Kors Holdings Ltd.	3,804,897	144,282

3

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Fortune Brands Home & Security Inc.	3,774,736	143,402
	Keurig Dr Pepper Inc.	5,562,050	142,611
*,^	Wayfair Inc.	1,567,649	141,214
	Gentex Corp.	6,978,007	141,026
	Goodyear Tire & Rubber Co.	6,213,291	126,813
	Jefferies Financial Group Inc.	7,299,741	126,724
	Leggett & Platt Inc.	3,471,823	124,430
	Hanesbrands Inc.	9,623,025	120,576
	Polaris Industries Inc.	1,563,689	119,904
	Toll Brothers Inc.	3,541,830	116,632
	Brunswick Corp.	2,314,531	107,510
	Carter’s Inc.	1,220,873	99,648
*	Deckers Outdoor Corp.	772,689	98,866
	Valvoline Inc.	5,007,734	96,900
*	Helen of Troy Ltd.	701,710	92,050
*,^	Mattel Inc.	9,188,524	91,793
	Lancaster Colony Corp.	512,735	90,682
	Flowers Foods Inc.	4,775,678	88,207
*,^	Under Armour Inc. Class A	4,874,058	86,125
	Nu Skin Enterprises Inc. Class A	1,403,196	86,058
*,^	Under Armour Inc.	5,263,730	85,115
*	Darling Ingredients Inc.	4,375,939	84,193
*	Skechers U.S.A. Inc. Class A	3,581,501	81,981
*	Zynga Inc. Class A	20,744,299	81,525
	Coty Inc. Class A	12,024,349	78,880
	Wolverine World Wide Inc.	2,390,761	76,241
*	TreeHouse Foods Inc.	1,495,578	75,841
	Energizer Holdings Inc.	1,581,999	71,427
	Thor Industries Inc.	1,334,416	69,390
	Columbia Sportswear Co.	778,700	65,481
	WD-40 Co.	349,024	63,962
	Steven Madden Ltd.	2,094,308	63,374
*	Dorman Products Inc.	703,655	63,343
*	Elanco Animal Health Inc.	1,951,866	61,542
*,^	iRobot Corp.	705,705	59,096
	J&J Snack Foods Corp.	395,829	57,233
*	Fox Factory Holding Corp.	956,740	56,323
	Sanderson Farms Inc.	549,158	54,526
*	Edgewell Personal Care Co.	1,438,537	53,729
	Dana Inc.	3,847,002	52,435
*	Boston Beer Co. Inc. Class A	216,747	52,201
*,^	Tempur Sealy International Inc.	1,233,824	51,080
^	B&G Foods Inc.	1,753,456	50,692
*	Taylor Morrison Home Corp. Class A	3,141,082	49,943
	Herman Miller Inc.	1,569,324	47,472
*	Visteon Corp.	771,429	46,502
	Spectrum Brands Holdings Inc.	1,064,106	44,958
	KB Home	2,348,046	44,848
*	Crocs Inc.	1,691,279	43,939
	LCI Industries	642,576	42,924
*	TRI Pointe Group Inc.	3,926,408	42,916
	Cooper Tire & Rubber Co.	1,327,294	42,911
*	Welbilt Inc.	3,740,241	41,554
*	USANA Health Sciences Inc.	348,598	41,040
	HNI Corp.	1,139,316	40,366
	Callaway Golf Co.	2,520,504	38,564
*	Meritor Inc.	2,271,086	38,404
*	Gentherm Inc.	953,036	38,102
	Tenneco Inc. Class A	1,386,284	37,970
	Medifast Inc.	300,837	37,611
*	Hain Celestial Group Inc.	2,357,450	37,389
*	Meritage Homes Corp.	1,001,565	36,777
	Universal Corp.	656,874	35,570
	Tupperware Brands Corp.	1,108,469	34,994

4

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Nutrisystem Inc.	782,259	34,326
	La-Z-Boy Inc.	1,234,923	34,220
	Delphi Technologies plc	2,352,442	33,687
	MDC Holdings Inc.	1,192,698	33,527
*	American Axle & Manufacturing Holdings Inc.	2,938,349	32,616
	Cal-Maine Foods Inc.	759,204	32,114
	Steelcase Inc. Class A	2,125,501	31,521
*	G-III Apparel Group Ltd.	1,108,785	30,924
	Calavo Growers Inc.	417,628	30,470
	Oxford Industries Inc.	422,954	30,047
*	Cooper-Standard Holdings Inc.	474,865	29,499
*	Central Garden & Pet Co. Class A	943,089	29,472
*	Cavco Industries Inc.	224,107	29,219
	Inter Parfums Inc.	444,469	29,144
*,^	Fitbit Inc. Class A	5,759,027	28,622
*	Hostess Brands Inc. Class A	2,589,432	28,328
	Vector Group Ltd.	2,790,836	27,155
	Seaboard Corp.	7,661	27,105
*	Sleep Number Corp.	842,759	26,741
*	Glu Mobile Inc.	3,032,347	24,471
*	Garrett Motion Inc.	1,947,220	24,029
	Standard Motor Products Inc.	481,114	23,300
*	American Woodmark Corp.	417,487	23,246
	Fresh Del Monte Produce Inc.	817,358	23,107
	Sturm Ruger & Co. Inc.	432,701	23,028
^	National Beverage Corp.	309,004	22,177
	Interface Inc. Class A	1,540,156	21,947
	Coca-Cola Bottling Co. Consolidated	123,089	21,834
*,^	LGI Homes Inc.	477,605	21,597
*	Freshpet Inc.	658,351	21,173
*	Pilgrim’s Pride Corp.	1,343,655	20,840
	Knoll Inc.	1,232,030	20,304
	MGP Ingredients Inc.	352,191	20,092
*	Malibu Boats Inc. Class A	549,619	19,127
	Andersons Inc.	632,989	18,920
*	Fossil Group Inc.	1,183,893	18,623
	Winnebago Industries Inc.	759,002	18,375
	Acushnet Holdings Corp.	868,389	18,297
	ACCO Brands Corp.	2,675,099	18,137
*	American Outdoor Brands Corp.	1,351,099	17,375
*	Stoneridge Inc.	703,841	17,350
	Phibro Animal Health Corp. Class A	525,784	16,909
*	Vista Outdoor Inc.	1,462,740	16,602
	National Presto Industries Inc.	137,240	16,046
^	Tootsie Roll Industries Inc.	461,425	15,412
*	M/I Homes Inc.	716,313	15,057
*	Central Garden & Pet Co.	409,355	14,102
	Skyline Champion Corp.	954,421	14,020
*	Modine Manufacturing Co.	1,209,255	13,072
	Lennar Corp. Class B	415,047	13,003
*	Primo Water Corp.	919,049	12,876
	Movado Group Inc.	404,066	12,777
*,^	GoPro Inc. Class A	2,991,568	12,684
	John B Sanfilippo & Son Inc.	218,710	12,173
	Tower International Inc.	488,432	11,625
*	Century Communities Inc.	657,636	11,351
^	Camping World Holdings Inc. Class A	825,272	9,466
	Dean Foods Co.	2,360,833	8,995
*	Beazer Homes USA Inc.	936,420	8,877
*	Motorcar Parts of America Inc.	525,930	8,751
*	Unifi Inc.	382,109	8,727
*	MasterCraft Boat Holdings Inc.	451,609	8,445
*	Nautilus Inc.	749,720	8,172
	Limoneira Co.	406,752	7,952

5

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Hooker Furniture Corp.	292,319	7,700
*,^	22nd Century Group Inc.	3,034,920	7,557
*	ZAGG Inc.	769,717	7,528
*,^	New Age Beverages Corp.	1,331,052	6,921
*	Farmer Brothers Co.	292,855	6,832
	Johnson Outdoors Inc. Class A	110,155	6,471
	Clarus Corp.	638,712	6,464
*	YETI Holdings Inc.	429,469	6,373
*	Seneca Foods Corp. Class A	218,253	6,159
	Bassett Furniture Industries Inc.	295,682	5,925
	Turning Point Brands Inc.	210,429	5,728
	Culp Inc.	302,422	5,716
*	Craft Brew Alliance Inc.	394,664	5,648
	Hamilton Beach Brands Holding Co. Class A	226,804	5,321
*,^	Revlon Inc. Class A	209,831	5,286
*,^	elf Beauty Inc.	604,205	5,232
*,^	Sonos Inc.	518,489	5,092
	Rocky Brands Inc.	193,275	5,025
	Weyco Group Inc.	169,895	4,956
*	Lifevantage Corp.	374,459	4,939
*	Universal Electronics Inc.	194,573	4,919
	Oil-Dri Corp. of America	161,061	4,268
	Superior Group of Cos. Inc.	240,917	4,252
*	Lovesac Co.	165,142	3,788
	Lifetime Brands Inc.	338,870	3,399
	Marine Products Corp.	194,459	3,288
*,^	Vuzix Corp.	625,024	3,006
	Strattec Security Corp.	101,820	2,932
	Flexsteel Industries Inc.	130,005	2,871
*,^	Pyxus International Inc.	238,753	2,832
*,^	Akoustis Technologies Inc.	561,823	2,792
*	Shiloh Industries Inc.	434,285	2,532
*,^	Funko Inc. Class A	192,360	2,530
	Alico Inc.	82,474	2,433
*	Delta Apparel Inc.	139,331	2,401
	Escalade Inc.	203,028	2,325
*,^	Castle Brands Inc.	2,715,417	2,309
*	RiceBran Technologies	767,288	2,302
	Titan International Inc.	484,549	2,258
*,^	Eastman Kodak Co.	882,600	2,251
*	Lakeland Industries Inc.	201,320	2,102
	Kewaunee Scientific Corp.	57,081	1,897
*	Nature’s Sunshine Products Inc.	224,632	1,831
*	Natural Alternatives International Inc.	181,845	1,788
	Core Molding Technologies Inc.	228,649	1,626
*,^	Celsius Holdings Inc.	447,606	1,553
	Crown Crafts Inc.	274,576	1,483
	Rocky Mountain Chocolate Factory Inc.	173,764	1,461
	Ethan Allen Interiors Inc.	69,679	1,226
*	Centric Brands Inc.	348,293	1,195
*,^	Veru Inc.	812,319	1,137
*	Alpha Pro Tech Ltd.	293,460	1,089
*	New Home Co. Inc.	181,777	951
	Acme United Corp.	60,785	866
*,^	Blink Charging Co.	470,258	809
*	Vera Bradley Inc.	94,028	806
*	Reed’s Inc.	375,034	776
*,^	S&W Seed Co.	403,039	729
*,^	Level Brands Inc.	231,989	717
*,^	Innovate Biopharmaceuticals Inc.	251,340	581
*	Tandy Leather Factory Inc.	93,919	533
	Mannatech Inc.	25,551	480
*	Willamette Valley Vineyards Inc.	66,647	459
*,^	JAKKS Pacific Inc.	306,686	451

6

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	LS Starrett Co. Class A	75,368	394
*	Coffee Holding Co. Inc.	105,416	372
	Virco Manufacturing Corp.	54,872	235
*	Bridgford Foods Corp.	10,626	211
*	Zedge Inc. Class B	85,340	209
	Jerash Holdings US Inc.	34,954	204
	P&F Industries Inc. Class A	19,303	149
*	Summer Infant Inc.	133,100	140
*,^	Nova Lifestyle Inc.	298,918	138
	CompX International Inc.	7,411	101
*	Dixie Group Inc.	141,943	100
	Ocean Bio-Chem Inc.	24,282	80
*	William Lyon Homes Class A	5,416	58
*,^	CTI Industries Corp.	14,046	42
*	Lifeway Foods Inc.	22,423	42
*	Cherokee Inc.	73,246	37
*	Koss Corp.	17,633	33
*	Emerson Radio Corp.	17,781	26
*	US Auto Parts Network Inc.	21,627	20
*	Charles & Colvard Ltd.	20,203	17
*	Hovnanian Enterprises Inc. Class B	19,300	13
*	Iconix Brand Group Inc.	53,800	4
*,^	Orchids Paper Products Co.	766	1
*	CCA Industries Inc.	147	—
			53,039,561
Consumer Services (13.5%)
*	Amazon.com Inc.	11,103,329	16,676,867
	Home Depot Inc.	30,177,998	5,185,184
	Walt Disney Co.	37,777,614	4,142,315
	Comcast Corp. Class A	121,287,849	4,129,851
	McDonald’s Corp.	20,593,963	3,656,870
	Walmart Inc.	39,123,470	3,644,351
*	Netflix Inc.	11,067,658	2,962,369
	Costco Wholesale Corp.	11,708,026	2,385,042
	CVS Health Corp.	34,546,444	2,263,483
*	Booking Holdings Inc.	1,237,488	2,131,474
	Starbucks Corp.	31,484,054	2,027,573
	Lowe’s Cos. Inc.	20,517,406	1,894,988
	Walgreens Boots Alliance Inc.	21,511,605	1,469,888
	TJX Cos. Inc.	31,414,950	1,405,505
	Twenty-First Century Fox Inc. Class A	27,700,428	1,332,945
*	Charter Communications Inc. Class A	4,281,483	1,220,094
	Target Corp.	13,940,612	921,335
	Ross Stores Inc.	9,979,765	830,316
	Sysco Corp.	13,195,902	826,855
	Delta Air Lines Inc.	16,485,992	822,651
	Dollar General Corp.	7,093,022	766,614
	Yum! Brands Inc.	8,335,272	766,178
	Marriott International Inc. Class A	6,838,201	742,355
*	O’Reilly Automotive Inc.	2,140,708	737,110
*	eBay Inc.	24,429,683	685,741
	Twenty-First Century Fox Inc.	13,324,343	636,637
	Southwest Airlines Co.	13,522,093	628,507
	Kroger Co.	21,311,126	586,056
	McKesson Corp.	5,220,751	576,736
*	Dollar Tree Inc.	6,357,061	574,170
*	AutoZone Inc.	682,918	572,517
	Hilton Worldwide Holdings Inc.	7,923,665	568,919
	Las Vegas Sands Corp.	10,472,601	545,099
	Carnival Corp.	10,558,853	520,551
*	United Continental Holdings Inc.	6,190,343	518,317
	Omnicom Group Inc.	5,988,453	438,594
	Royal Caribbean Cruises Ltd.	4,470,215	437,142
	CBS Corp. Class B	9,186,710	401,643

7

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Ulta Beauty Inc.	1,515,610	371,082
	American Airlines Group Inc.	11,067,129	355,366
	Expedia Group Inc.	3,094,179	348,559
	Darden Restaurants Inc.	3,318,365	331,372
	Best Buy Co. Inc.	6,161,771	326,327
*	Chipotle Mexican Grill Inc. Class A	741,270	320,073
	AmerisourceBergen Corp. Class A	4,243,361	315,706
	MGM Resorts International	12,636,082	306,551
	Kohl’s Corp.	4,448,571	295,118
*	Burlington Stores Inc.	1,799,111	292,661
*	CarMax Inc.	4,660,320	292,342
	Advance Auto Parts Inc.	1,847,635	290,929
	Domino’s Pizza Inc.	1,106,998	274,524
	Tractor Supply Co.	3,252,579	271,395
*	Copart Inc.	5,626,440	268,831
	Viacom Inc. Class B	9,711,280	249,580
	Tiffany & Co.	3,086,197	248,470
*	Norwegian Cruise Line Holdings Ltd.	5,857,004	248,278
	Wynn Resorts Ltd.	2,462,903	243,606
	Macy’s Inc.	8,179,692	243,591
*	Liberty Broadband Corp.	3,287,371	236,789
	Vail Resorts Inc.	1,077,257	227,107
	Nielsen Holdings plc	9,463,119	220,775
*	Qurate Retail Group Inc. QVC Group Class A	11,210,596	218,831
	Interpublic Group of Cos. Inc.	10,230,355	211,052
	FactSet Research Systems Inc.	1,012,656	202,663
	Alaska Air Group Inc.	3,283,615	199,808
	Gap Inc.	7,690,398	198,105
	Aramark	6,566,441	190,230
*	GrubHub Inc.	2,415,298	185,519
*	Discovery Communications Inc.	7,994,340	184,509
	Service Corp. International	4,575,498	184,210
*	Live Nation Entertainment Inc.	3,628,692	178,713
*	Bright Horizons Family Solutions Inc.	1,542,416	171,902
	KAR Auction Services Inc.	3,592,320	171,426
*,^	Sirius XM Holdings Inc.	29,650,220	169,303
	Foot Locker Inc.	3,067,237	163,177
	L Brands Inc.	6,229,315	159,907
	Sabre Corp.	7,325,928	158,533
	Altice USA Inc. Class A	9,374,075	154,860
*	Liberty Media Corp-Liberty Formula One	4,995,296	153,356
*	TripAdvisor Inc.	2,830,721	152,689
*	Liberty Media Corp-Liberty SiriusXM Class C	4,111,706	152,051
*	Five Below Inc.	1,485,067	151,952
	Nordstrom Inc.	3,158,156	147,202
	News Corp. Class A	12,938,905	146,857
*	Etsy Inc.	3,055,402	145,345
*	DISH Network Corp. Class A	5,819,132	145,304
	Rollins Inc.	3,934,056	142,019
	Dunkin’ Brands Group Inc.	2,192,313	140,571
	Dun & Bradstreet Corp.	984,118	140,473
	H&R Block Inc.	5,461,870	138,568
*	ServiceMaster Global Holdings Inc.	3,611,695	132,694
*	JetBlue Airways Corp.	8,139,003	130,712
*	Madison Square Garden Co. Class A	486,335	130,192
*	Planet Fitness Inc. Class A	2,351,401	126,082
	Casey’s General Stores Inc.	975,422	124,991
*,^	Discovery Communications Inc. Class A	4,993,438	123,538
*	Grand Canyon Education Inc.	1,281,556	123,209
	Wyndham Hotels & Resorts Inc.	2,640,153	119,784
	Texas Roadhouse Inc. Class A	1,808,518	107,969
^	Williams-Sonoma Inc.	2,139,769	107,951
	Six Flags Entertainment Corp.	1,912,308	106,382
*,^	Trade Desk Inc. Class A	916,222	106,337

8

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Cable One Inc.	128,983	105,779
*	Spirit Airlines Inc.	1,815,166	105,134
*,^	Caesars Entertainment Corp.	15,225,195	103,379
^	Cracker Barrel Old Country Store Inc.	638,435	102,060
	Cinemark Holdings Inc.	2,806,120	100,459
	Dolby Laboratories Inc. Class A	1,619,838	100,171
	Tribune Media Co. Class A	2,097,287	95,175
*	Ollie’s Bargain Outlet Holdings Inc.	1,418,020	94,313
	Nexstar Media Group Inc. Class A	1,156,081	90,914
	Wyndham Destinations Inc.	2,466,076	88,384
	New York Times Co. Class A	3,946,686	87,972
*	Liberty Media Corp-Liberty SiriusXM Class A	2,385,676	87,793
	American Eagle Outfitters Inc.	4,495,215	86,893
*	Performance Food Group Co.	2,665,941	86,030
	Marriott Vacations Worldwide Corp.	1,126,556	79,433
	Wendy’s Co.	5,058,642	78,965
*	Chegg Inc.	2,747,924	78,096
	Extended Stay America Inc.	5,009,948	77,654
	World Wrestling Entertainment Inc. Class A	1,037,572	77,527
	Aaron’s Inc.	1,830,031	76,953
*	Sprouts Farmers Market Inc.	3,233,318	76,015
*	Adtalem Global Education Inc.	1,558,522	73,749
	Hyatt Hotels Corp. Class A	1,089,151	73,627
*	Yelp Inc. Class A	2,094,429	73,284
*	Stamps.com Inc.	460,070	71,605
	Churchill Downs Inc.	289,262	70,563
	Graham Holdings Co. Class B	110,097	70,526
	AMERCO	208,958	68,561
*	Hilton Grand Vacations Inc.	2,582,217	68,145
*	Urban Outfitters Inc.	2,019,687	67,054
*	LiveRamp Holdings Inc.	1,718,727	66,394
*	AMC Networks Inc. Class A	1,198,004	65,746
*,^	RH	534,618	64,058
	Choice Hotels International Inc.	893,194	63,935
	Strategic Education Inc.	553,757	62,807
*	Murphy USA Inc.	815,264	62,482
	TEGNA Inc.	5,739,825	62,392
	Dick’s Sporting Goods Inc.	1,927,461	60,137
*	Belmond Ltd. Class A	2,323,456	58,156
	Monro Inc.	833,983	57,336
	SkyWest Inc.	1,283,865	57,093
	John Wiley & Sons Inc. Class A	1,208,249	56,751
*	Liberty Expedia Holdings Inc. Class A	1,440,525	56,339
*	Penn National Gaming Inc.	2,990,434	56,310
*	Eldorado Resorts Inc.	1,548,774	56,081
	Hillenbrand Inc.	1,476,198	55,992
*	AutoNation Inc.	1,554,479	55,495
	Meredith Corp.	1,064,526	55,292
	Morningstar Inc.	503,212	55,273
*	Pandora Media Inc.	6,811,876	55,108
*	Sally Beauty Holdings Inc.	3,197,197	54,512
*,^	Roku Inc.	1,741,310	53,354
*	Cargurus Inc.	1,537,995	51,877
	Jack in the Box Inc.	654,882	50,839
	Wingstop Inc.	774,512	49,716
*	National Vision Holdings Inc.	1,751,963	49,353
	Sinclair Broadcast Group Inc. Class A	1,841,009	48,492
*	Weight Watchers International Inc.	1,252,881	48,299
*	frontdoor Inc.	1,787,587	47,568
	Cheesecake Factory Inc.	1,087,050	47,298
	Dave & Buster’s Entertainment Inc.	1,038,269	46,265
	Lithia Motors Inc. Class A	601,944	45,946
	DSW Inc. Class A	1,850,632	45,711
	Brinker International Inc.	1,028,198	45,220

9

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Sotheby’s	1,122,248	44,598
	Signet Jewelers Ltd.	1,390,867	44,188
*	BJ’s Wholesale Club Holdings Inc.	1,989,779	44,094
	Boyd Gaming Corp.	2,090,967	43,450
	PriceSmart Inc.	682,602	40,342
	Bed Bath & Beyond Inc.	3,503,791	39,663
	Bloomin’ Brands Inc.	2,208,607	39,512
	Lions Gate Entertainment Corp. Class B	2,628,832	39,117
*	Cars.com Inc.	1,816,090	39,046
*	Groupon Inc. Class A	12,153,820	38,892
	Red Rock Resorts Inc. Class A	1,856,466	37,705
	Children’s Place Inc.	412,006	37,118
*	Avis Budget Group Inc.	1,640,668	36,882
	Penske Automotive Group Inc.	911,647	36,758
*	Floor & Decor Holdings Inc. Class A	1,416,356	36,684
*	Laureate Education Inc. Class A	2,373,145	36,167
	Abercrombie & Fitch Co.	1,793,668	35,963
*	Shutterfly Inc.	889,076	35,794
*	MSG Networks Inc.	1,516,164	35,721
*	Asbury Automotive Group Inc.	529,978	35,328
*,^	Michaels Cos. Inc.	2,509,182	33,974
*	Simply Good Foods Co.	1,771,453	33,480
	Hawaiian Holdings Inc.	1,254,177	33,123
	GameStop Corp. Class A	2,572,313	32,463
	Matthews International Corp. Class A	797,260	32,385
	Guess? Inc.	1,505,344	31,266
	Big Lots Inc.	1,079,952	31,232
*	SeaWorld Entertainment Inc.	1,390,837	30,724
*,^	ANGI Homeservices Inc. Class A	1,910,688	30,705
	Dine Brands Global Inc.	450,645	30,346
	Allegiant Travel Co. Class A	302,417	30,308
*,^	Carvana Co. Class A	926,227	30,297
*	Gray Television Inc.	2,048,915	30,201
*	Liberty TripAdvisor Holdings Inc. Class A	1,891,202	30,051
*	Shake Shack Inc. Class A	658,252	29,898
	Caleres Inc.	1,025,935	28,552
	BJ’s Restaurants Inc.	558,391	28,238
	Core-Mark Holding Co. Inc.	1,198,553	27,866
	Viad Corp.	525,662	26,330
*	Scientific Games Corp.	1,469,503	26,275
	International Speedway Corp. Class A	598,281	26,241
	Gannett Co. Inc.	3,039,013	25,923
	Lions Gate Entertainment Corp. Class A	1,602,116	25,794
	Group 1 Automotive Inc.	488,023	25,729
*	Denny’s Corp.	1,566,924	25,400
	Scholastic Corp.	630,074	25,367
*	Houghton Mifflin Harcourt Co.	2,780,142	24,632
*	K12 Inc.	967,512	23,985
*	Liberty Media Corp-Liberty Formula One Class A	799,896	23,773
	Papa John’s International Inc.	587,653	23,394
*	Liberty Media Corp-Liberty Braves Class C	925,452	23,035
	EW Scripps Co. Class A	1,445,947	22,745
*	Quotient Technology Inc.	2,110,916	22,545
*	Genesco Inc.	505,442	22,391
*	Chefs’ Warehouse Inc.	675,534	21,604
*	Rent-A-Center Inc.	1,267,156	20,515
*	Diplomat Pharmacy Inc.	1,474,123	19,842
*	Hertz Global Holdings Inc.	1,437,010	19,615
	Marcus Corp.	493,344	19,487
^	Dillard’s Inc. Class A	316,672	19,099
*	TrueCar Inc.	2,075,397	18,803
	Entercom Communications Corp. Class A	3,243,547	18,521
*,^	Stitch Fix Inc. Class A	1,073,618	18,348
	Weis Markets Inc.	379,503	18,133

10

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Chico’s FAS Inc.	3,203,805	18,005
*,^	Trupanion Inc.	703,730	17,917
*	comScore Inc.	1,240,830	17,905
*	QuinStreet Inc.	1,100,702	17,864
*	Providence Service Corp.	297,254	17,841
*	SP Plus Corp.	574,305	16,965
	Tailored Brands Inc.	1,243,081	16,956
	New Media Investment Group Inc.	1,458,199	16,871
	Ruth’s Hospitality Group Inc.	741,814	16,861
	AMC Entertainment Holdings Inc. Class A	1,359,183	16,691
*	Herc Holdings Inc.	641,053	16,661
*	Liberty Broadband Corp. Class A	223,832	16,073
*	Party City Holdco Inc.	1,533,160	15,301
*	Regis Corp.	880,203	14,919
	SpartanNash Co.	867,814	14,909
^	Buckle Inc.	769,911	14,890
*	United Natural Foods Inc.	1,369,355	14,501
*	Care.com Inc.	716,002	13,826
*	PlayAGS Inc.	595,468	13,696
*	MarineMax Inc.	700,995	12,835
*	America’s Car-Mart Inc.	175,489	12,714
*	Boot Barn Holdings Inc.	746,272	12,709
^	PetMed Express Inc.	506,482	11,781
	National CineMedia Inc.	1,803,937	11,690
*	American Public Education Inc.	390,828	11,123
*	Monarch Casino & Resort Inc.	284,298	10,843
*	Ascena Retail Group Inc.	4,295,186	10,781
	Shoe Carnival Inc.	312,690	10,478
	Winmark Corp.	63,833	10,149
*	Career Education Corp.	859,636	9,817
*	Zumiez Inc.	496,232	9,513
	Ingles Markets Inc. Class A	348,858	9,496
*	Express Inc.	1,818,554	9,293
*,^	Conn’s Inc.	489,045	9,223
*	Lindblad Expeditions Holdings Inc.	683,537	9,200
	Carriage Services Inc. Class A	560,718	8,691
*	Carrols Restaurant Group Inc.	853,161	8,395
*	Fiesta Restaurant Group Inc.	532,247	8,255
	Haverty Furniture Cos. Inc.	437,988	8,225
*	El Pollo Loco Holdings Inc.	540,963	8,206
	Cato Corp. Class A	561,140	8,007
*,^	Lumber Liquidators Holdings Inc.	797,105	7,588
*	Upwork Inc.	412,105	7,463
*	Hibbett Sports Inc.	516,617	7,388
*	Titan Machinery Inc.	560,175	7,366
*,^	Duluth Holdings Inc.	291,583	7,357
*	1-800-Flowers.com Inc. Class A	600,047	7,339
*	Golden Entertainment Inc.	455,869	7,303
*	Del Taco Restaurants Inc.	726,097	7,254
*	Bojangles’ Inc.	435,698	7,006
*	Del Frisco’s Restaurant Group Inc.	950,191	6,794
	Citi Trends Inc.	333,045	6,791
*	Liberty Media Corp-Liberty Braves Class A	266,340	6,643
	RCI Hospitality Holdings Inc.	295,309	6,594
*	Habit Restaurants Inc. Class A	620,402	6,514
	News Corp. Class B	558,819	6,454
	Office Depot Inc.	2,481,203	6,402
*	Drive Shack Inc.	1,629,434	6,387
*	Century Casinos Inc.	847,042	6,260
*	Clean Energy Fuels Corp.	3,446,186	5,927
	Nathan’s Famous Inc.	88,568	5,885
*,^	Daily Journal Corp.	24,964	5,842
*	Potbelly Corp.	702,516	5,655
*	Reading International Inc. Class A	386,999	5,627

11

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Tile Shop Holdings Inc.	1,013,318	5,553
	Tilly’s Inc. Class A	510,057	5,539
*	TechTarget Inc.	450,373	5,499
	Clear Channel Outdoor Holdings Inc. Class A	1,056,412	5,483
*	Bridgepoint Education Inc. Class A	776,825	5,446
	Entravision Communications Corp. Class A	1,828,760	5,322
*	Red Lion Hotels Corp.	640,254	5,250
*	Avid Technology Inc.	1,085,188	5,155
*,^	Boston Omaha Corp. Class A	218,549	5,114
	Village Super Market Inc. Class A	187,961	5,026
*,^	GNC Holdings Inc. Class A	2,114,623	5,012
*	Hemisphere Media Group Inc. Class A	410,074	4,978
*	Tribune Publishing Co.	436,424	4,949
*	PCM Inc.	278,137	4,898
	Sonic Automotive Inc. Class A	344,780	4,744
*	Sportsman’s Warehouse Holdings Inc.	1,019,460	4,465
	Speedway Motorsports Inc.	271,158	4,412
^	Natural Health Trends Corp.	238,051	4,402
*	At Home Group Inc.	231,762	4,325
*,^	Noodles & Co. Class A	608,247	4,252
*	Natural Grocers by Vitamin Cottage Inc.	276,338	4,236
*	MDC Partners Inc. Class A	1,600,204	4,177
*	Kirkland’s Inc.	420,434	4,007
	Saga Communications Inc. Class A	117,114	3,892
*	Red Robin Gourmet Burgers Inc.	136,465	3,646
*,^	Digital Turbine Inc.	1,961,674	3,590
*,^	Overstock.com Inc.	258,584	3,512
*,^	Lands’ End Inc.	239,935	3,409
*	J Alexander’s Holdings Inc.	404,654	3,330
*	Gaia Inc. Class A	318,477	3,299
*,^	HF Foods Group Inc.	245,871	3,270
*	Leaf Group Ltd.	470,537	3,223
*	Rubicon Project Inc.	832,277	3,104
*,^	Fluent Inc.	851,887	3,067
*	Lee Enterprises Inc.	1,404,374	2,963
*,^	Global Eagle Entertainment Inc.	1,236,770	2,758
*	Liquidity Services Inc.	418,992	2,585
*	TheStreet Inc.	1,209,974	2,456
*	Mesa Air Group Inc.	314,455	2,424
*	Biglari Holdings Inc.	3,736	2,196
*	Container Store Group Inc.	459,557	2,192
*	RTW RetailWinds Inc.	742,939	2,103
*	Town Sports International Holdings Inc.	297,132	1,902
*	Destination XL Group Inc.	789,746	1,714
*	Biglari Holdings Inc. Class B	15,063	1,711
	A-Mark Precious Metals Inc.	140,198	1,653
	Peak Resorts Inc.	339,567	1,589
*	RealNetworks Inc.	662,352	1,530
*	Vitamin Shoppe Inc.	316,832	1,502
*	Full House Resorts Inc.	633,724	1,280
*,^	Papa Murphy’s Holdings Inc.	266,958	1,268
*,^	Dover Downs Gaming & Entertainment Inc.	434,538	1,204
*	J. Jill Inc.	197,755	1,054
	Educational Development Corp.	121,378	1,035
*	Eastside Distilling Inc.	167,117	1,033
*,^	Fred’s Inc. Class A	536,413	1,014
*	Travelzoo	100,611	989
	Gaming Partners International Corp.	74,546	969
*	Urban One Inc.	584,263	941
^	Chicken Soup For The Soul Entertainment Inc.	117,602	884
*	Good Times Restaurants Inc.	350,979	877
*	ONE Group Hospitality Inc.	280,313	861
	Dover Motorsports Inc.	442,500	832
	Marchex Inc. Class B	301,676	799

12

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Select Interior Concepts Inc. Class A	105,442	793
*,^	McClatchy Co. Class A	101,542	777
	Ark Restaurants Corp.	42,303	777
	AH Belo Corp. Class A	227,017	765
*,^	Remark Holdings Inc.	625,505	757
*	Nevada Gold & Casinos Inc.	316,555	753
	CSS Industries Inc.	77,281	693
*,^	VistaGen Therapeutics Inc.	382,270	573
*	Smart & Final Stores Inc.	117,503	557
*,^	JC Penney Co. Inc.	524,500	545
*,^	Famous Dave’s of America Inc.	117,953	541
*,^	Interpace Diagnostics Group Inc.	622,538	498
*	Waitr Holdings Inc.	43,849	489
*,^	Net Element Inc.	84,460	483
*	Chuy’s Holdings Inc.	25,839	458
	Salem Media Group Inc. Class A	215,388	450
*,^	Valeritas Holdings Inc.	1,380,580	449
*	Emmis Communications Corp. Class A	139,651	446
	Canterbury Park Holding Corp.	31,705	441
*	Destination Maternity Corp.	135,486	385
	Barnes & Noble Inc.	54,038	383
	Collectors Universe Inc.	30,516	347
*,^	Youngevity International Inc.	59,632	341
*	Build-A-Bear Workshop Inc.	82,050	324
*,^	Tuesday Morning Corp.	190,533	324
	Townsquare Media Inc. Class A	78,884	322
*,^	Sears Hometown and Outlet Stores Inc.	143,195	305
*,^	Social Reality Inc.	148,260	302
	Value Line Inc.	9,238	240
*,^	Stein Mart Inc.	193,531	207
*	Diversified Restaurant Holdings Inc.	188,200	183
*,^	Purple Innovation Inc.	27,138	160
*,^	Genius Brands International Inc.	68,896	148
*	Cumulus Media Inc. Class A	12,241	132
*	Profire Energy Inc.	80,670	117
^	Stage Stores Inc.	130,030	96
*	BioHiTech Global Inc.	41,922	68
*,^	Kona Grill Inc.	61,343	64
^	FAT Brands Inc.	12,218	57
*	EVINE Live Inc.	136,245	54
	Harte-Hanks Inc.	12,046	29
*	Dolphin Entertainment Inc.	37,619	29
	Haverty Furniture Cos. Inc. Class A	1,375	26
*	SG Blocks Inc.	8,584	23
*	Inspired Entertainment Inc.	4,644	22
*,^	LiveXLive Media Inc.	4,009	20
*	Insignia Systems Inc.	9,210	14
*,^	National American University Holdings Inc.	69,425	13
*,^	Spark Networks SE ADR	1,099	9
	Viacom Inc. Class A	300	8
*,§	Universal Travel Group	42,843	7
*	Live Ventures Inc.	812	5
*	Urban One Inc. Class A	950	2
*	YogaWorks Inc.	3,300	2
*	DGSE Cos. Inc.	2,900	1
*	Ascent Capital Group Inc. Class A	2,801	1
			90,710,181
Financials (19.3%)
*	Berkshire Hathaway Inc. Class B	50,508,373	10,312,800
	JPMorgan Chase & Co.	88,872,039	8,675,688
	Visa Inc. Class A	47,014,765	6,203,128
	Bank of America Corp.	236,065,255	5,816,648
	Wells Fargo & Co.	113,207,525	5,216,603
	Mastercard Inc. Class A	24,548,873	4,631,145

13

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Citigroup Inc.	65,271,677	3,398,044
	American Tower Corp.	11,767,132	1,861,443
	CME Group Inc.	9,556,227	1,797,717
	US Bancorp	38,911,037	1,778,234
	American Express Co.	18,261,147	1,740,653
	Chubb Ltd.	11,698,938	1,511,269
	Goldman Sachs Group Inc.	8,942,253	1,493,803
	Simon Property Group Inc.	8,262,497	1,388,017
	Morgan Stanley	34,464,743	1,366,527
	Charles Schwab Corp.	32,482,855	1,349,013
	PNC Financial Services Group Inc.	11,116,783	1,299,663
	Crown Castle International Corp.	11,081,733	1,203,809
	BlackRock Inc.	2,950,064	1,158,844
	Intercontinental Exchange Inc.	15,214,805	1,146,131
	S&P Global Inc.	6,703,499	1,139,193
	Bank of New York Mellon Corp.	23,771,507	1,118,925
	Marsh & McLennan Cos. Inc.	13,460,764	1,073,496
	Prologis Inc.	16,825,574	987,998
	Capital One Financial Corp.	12,655,544	956,633
	Progressive Corp.	15,585,809	940,292
	Aon plc	6,437,938	935,819
	American International Group Inc.	23,638,813	931,606
	Aflac Inc.	20,342,560	926,807
	Prudential Financial Inc.	11,040,115	900,321
	BB&T Corp.	20,643,623	894,282
	Travelers Cos. Inc.	7,076,477	847,408
	MetLife Inc.	19,780,238	812,177
	Public Storage	3,959,722	801,487
	Allstate Corp.	9,204,293	760,551
	Equinix Inc.	2,147,782	757,222
	Welltower Inc.	10,035,012	696,530
	Equity Residential	9,838,544	649,442
	AvalonBay Communities Inc.	3,691,741	642,548
	Moody’s Corp.	4,352,054	609,462
	State Street Corp.	9,634,615	607,655
	SunTrust Banks Inc.	12,042,206	607,409
	Digital Realty Trust Inc.	5,511,180	587,216
	T. Rowe Price Group Inc.	6,113,127	564,364
	Ventas Inc.	9,521,907	557,889
	Discover Financial Services	8,981,964	529,756
	Realty Income Corp.	7,873,536	496,348
*	SBA Communications Corp. Class A	3,026,443	489,951
	M&T Bank Corp.	3,394,585	485,867
	Northern Trust Corp.	5,623,070	470,032
	Boston Properties Inc.	4,128,446	464,657
*	IHS Markit Ltd.	9,472,664	454,404
	Weyerhaeuser Co.	20,028,509	437,823
	Essex Property Trust Inc.	1,764,407	432,650
	Hartford Financial Services Group Inc.	9,594,955	426,496
	Fifth Third Bancorp	17,622,562	414,659
	KeyCorp	27,736,874	409,951
	Synchrony Financial	17,296,864	405,784
	Ameriprise Financial Inc.	3,722,859	388,555
*	First Republic Bank	4,419,133	384,023
	Citizens Financial Group Inc.	12,566,128	373,591
	Regions Financial Corp.	27,719,617	370,888
	TD Ameritrade Holding Corp.	7,527,371	368,540
*	Markel Corp.	352,708	366,129
	Arthur J Gallagher & Co.	4,909,929	361,862
	HCP Inc.	12,555,001	350,661
*	CBRE Group Inc. Class A	8,634,713	345,734
	Annaly Capital Management Inc.	34,966,461	343,371
	Huntington Bancshares Inc.	28,533,672	340,121
	Principal Financial Group Inc.	7,560,379	333,942

14

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Alexandria Real Estate Equities Inc.	2,874,902	331,304
	Host Hotels & Resorts Inc.	19,795,220	329,986
	MSCI Inc. Class A	2,231,938	329,055
	Cincinnati Financial Corp.	4,138,669	320,416
*	Berkshire Hathaway Inc. Class A	1,034	316,404
	Loews Corp.	6,733,676	306,517
	Equifax Inc.	3,223,623	300,216
	Comerica Inc.	4,355,109	299,152
	E*TRADE Financial Corp.	6,786,071	297,773
	Cboe Global Markets Inc.	2,993,922	292,895
	Lincoln National Corp.	5,706,649	292,808
	Mid-America Apartment Communities Inc.	3,039,549	290,885
	UDR Inc.	7,338,767	290,762
	Extra Space Storage Inc.	3,203,870	289,886
	Vornado Realty Trust	4,583,164	284,294
	WP Carey Inc.	4,282,862	279,842
*	Arch Capital Group Ltd.	10,274,873	274,545
*	SVB Financial Group	1,422,106	270,086
	KKR & Co. Inc. Class A	13,394,309	262,930
	Raymond James Financial Inc.	3,435,383	255,627
	Regency Centers Corp.	4,294,881	252,024
	Nasdaq Inc.	3,062,951	249,845
	Ally Financial Inc.	10,988,664	249,003
	Duke Realty Corp.	9,553,632	247,439
	Iron Mountain Inc.	7,623,179	247,067
	AGNC Investment Corp.	13,997,697	245,520
	Everest Re Group Ltd.	1,082,637	235,755
	Alleghany Corp.	376,736	234,827
	Reinsurance Group of America Inc. Class A	1,674,537	234,820
	Federal Realty Investment Trust	1,971,226	232,684
	Franklin Resources Inc.	7,519,550	223,030
	Sun Communities Inc.	2,185,010	222,237
	Fidelity National Financial Inc.	6,975,126	219,298
	Camden Property Trust	2,474,396	217,871
	Zions Bancorp NA	5,162,224	210,309
	Equity LifeStyle Properties Inc.	2,155,119	209,327
	National Retail Properties Inc.	4,220,276	204,726
	MarketAxess Holdings Inc.	953,862	201,561
	Western Union Co.	11,772,763	200,843
	Torchmark Corp.	2,690,220	200,502
	Omega Healthcare Investors Inc.	5,331,748	187,411
	VEREIT Inc.	25,647,463	183,379
	Invesco Ltd.	10,949,349	183,292
	SL Green Realty Corp.	2,315,568	183,115
	WR Berkley Corp.	2,451,565	181,195
	Apartment Investment & Management Co.	4,128,767	181,170
	Brown & Brown Inc.	6,343,043	174,814
	Gaming and Leisure Properties Inc.	5,405,229	174,643
	Kilroy Realty Corp.	2,749,841	172,910
	SEI Investments Co.	3,738,465	172,717
	Unum Group	5,831,434	171,328
	East West Bancorp Inc.	3,924,260	170,823
*	Black Knight Inc.	3,788,035	170,689
	Voya Financial Inc.	4,145,388	166,396
*	Athene Holding Ltd. Class A	4,174,883	166,286
	Liberty Property Trust	3,928,282	164,516
	Macerich Co.	3,756,259	162,571
	American Financial Group Inc.	1,790,027	162,051
	Old Republic International Corp.	7,679,716	157,972
	Lamar Advertising Co. Class A	2,265,390	156,720
	Kimco Realty Corp.	10,659,151	156,157
	Medical Properties Trust Inc.	9,674,348	155,564
	Invitation Homes Inc.	7,656,328	153,739
	Jones Lang LaSalle Inc.	1,212,308	153,478

15

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	2,705,003	152,481
	American Campus Communities Inc.	3,651,196	151,123
	CyrusOne Inc.	2,820,968	149,173
	People’s United Financial Inc.	10,294,052	148,543
	Douglas Emmett Inc.	4,311,756	147,160
	VICI Properties Inc.	7,820,577	146,870
	RenaissanceRe Holdings Ltd.	1,076,431	143,919
	STORE Capital Corp.	5,071,543	143,575
	CubeSmart	4,958,530	142,260
	Signature Bank	1,363,407	140,172
	Healthcare Trust of America Inc. Class A	5,518,689	139,678
	Park Hotels & Resorts Inc.	5,348,655	138,958
	Cullen/Frost Bankers Inc.	1,567,127	137,813
	New Residential Investment Corp.	9,687,978	137,666
	Affiliated Managers Group Inc.	1,406,739	137,073
	Starwood Property Trust Inc.	6,940,996	136,807
	LPL Financial Holdings Inc.	2,197,158	134,202
	American Homes 4 Rent Class A	6,677,704	132,552
	Hanover Insurance Group Inc.	1,131,738	132,153
*	Credit Acceptance Corp.	335,533	128,093
	Lazard Ltd. Class A	3,452,586	127,435
	Popular Inc.	2,695,858	127,298
	First American Financial Corp.	2,828,918	126,283
	EPR Properties	1,968,188	126,023
	Assurant Inc.	1,406,416	125,790
	Webster Financial Corp.	2,497,931	123,123
	Hudson Pacific Properties Inc.	4,167,705	121,114
	Brixmor Property Group Inc.	7,986,589	117,323
	New York Community Bancorp Inc.	12,439,089	117,052
	First Horizon National Corp.	8,799,075	115,796
	Life Storage Inc.	1,238,394	115,158
	Prosperity Bancshares Inc.	1,821,700	113,492
	Primerica Inc.	1,146,902	112,064
	PacWest Bancorp	3,293,140	109,596
	CIT Group Inc.	2,856,739	109,327
	Axis Capital Holdings Ltd.	2,113,911	109,162
*	GCI Liberty Inc. Class A	2,615,041	107,635
	Highwoods Properties Inc.	2,742,684	106,114
*	Howard Hughes Corp.	1,078,901	105,322
	Interactive Brokers Group Inc.	1,907,551	104,248
	Eaton Vance Corp.	2,956,508	104,010
	Assured Guaranty Ltd.	2,693,231	103,097
	Wintrust Financial Corp.	1,544,673	102,705
*	Western Alliance Bancorp	2,588,074	102,203
*	MGIC Investment Corp.	9,694,361	101,403
^	First Financial Bankshares Inc.	1,753,151	101,139
	JBG SMITH Properties	2,896,303	100,820
*	Green Dot Corp. Class A	1,261,550	100,318
	Sterling Bancorp	6,041,480	99,745
	Hospitality Properties Trust	4,157,694	99,286
	Pebblebrook Hotel Trust	3,503,683	99,189
*	Brighthouse Financial Inc.	3,173,589	96,731
	Blackstone Mortgage Trust Inc. Class A	3,012,233	95,970
	First Industrial Realty Trust Inc.	3,316,269	95,708
	Umpqua Holdings Corp.	5,989,758	95,237
	Healthcare Realty Trust Inc.	3,335,446	94,860
	Rayonier Inc.	3,403,494	94,243
	Selective Insurance Group Inc.	1,536,887	93,658
	IBERIABANK Corp.	1,456,092	93,598
	Radian Group Inc.	5,717,991	93,546
	AXA Equitable Holdings Inc.	5,616,247	93,398
	Janus Henderson Group plc	4,496,295	93,163
	Synovus Financial Corp.	2,890,102	92,454
	Equity Commonwealth	3,055,359	91,691

16

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Kemper Corp.	1,379,100	91,545
	Pinnacle Financial Partners Inc.	1,964,539	90,565
	Associated Banc-Corp	4,528,389	89,617
	FNB Corp.	8,963,502	88,201
	Cousins Properties Inc.	11,090,943	87,618
	Erie Indemnity Co. Class A	643,555	85,792
*	Essent Group Ltd.	2,496,961	85,346
	CoreSite Realty Corp.	975,731	85,113
	Glacier Bancorp Inc.	2,147,769	85,095
	Two Harbors Investment Corp.	6,568,457	84,339
	EastGroup Properties Inc.	916,200	84,043
	MB Financial Inc.	2,115,187	83,825
*,^	Zillow Group Inc.	2,653,133	83,786
	BankUnited Inc.	2,791,482	83,577
	Chimera Investment Corp.	4,680,216	83,401
	United Bankshares Inc.	2,654,042	82,567
	Apple Hospitality REIT Inc.	5,766,668	82,233
	Ryman Hospitality Properties Inc.	1,228,598	81,935
	National Health Investors Inc.	1,066,541	80,567
	Weingarten Realty Investors	3,234,714	80,253
	Spirit Realty Capital Inc.	2,273,985	80,158
	FirstCash Inc.	1,107,896	80,156
	TCF Financial Corp.	4,090,535	79,725
	Community Bank System Inc.	1,359,878	79,281
	MFA Financial Inc.	11,863,564	79,249
	Hancock Whitney Corp.	2,282,968	79,105
	Sunstone Hotel Investors Inc.	6,064,451	78,899
	Sabra Health Care REIT Inc.	4,726,543	77,893
	Physicians Realty Trust	4,835,677	77,516
	Bank of Hawaii Corp.	1,140,504	76,779
	RLJ Lodging Trust	4,658,890	76,406
	Valley National Bancorp	8,569,268	76,095
	Bank OZK	3,287,283	75,049
	RLI Corp.	1,087,121	75,000
	Fulton Financial Corp.	4,829,812	74,765
	UMB Financial Corp.	1,215,226	74,092
	Senior Housing Properties Trust	6,304,534	73,889
	Stifel Financial Corp.	1,777,851	73,639
	Rexford Industrial Realty Inc.	2,461,319	72,535
	STAG Industrial Inc.	2,878,977	71,629
	Cathay General Bancorp	2,116,004	70,950
	Paramount Group Inc.	5,611,958	70,486
	Columbia Banking System Inc.	1,940,264	70,412
	Uniti Group Inc.	4,516,529	70,322
	Taubman Centers Inc.	1,541,219	70,110
	Chemical Financial Corp.	1,910,059	69,927
*	Texas Capital Bancshares Inc.	1,354,364	69,194
	Home BancShares Inc.	4,220,120	68,957
	Investors Bancorp Inc.	6,569,047	68,318
	BancorpSouth Bank	2,594,962	67,832
*	Zillow Group Inc. Class A	2,149,800	67,568
	Outfront Media Inc.	3,720,999	67,425
	First Hawaiian Inc.	2,973,726	66,939
	Aspen Insurance Holdings Ltd.	1,583,410	66,487
	PS Business Parks Inc.	506,727	66,381
	CNO Financial Group Inc.	4,398,178	65,445
	Evercore Inc. Class A	913,987	65,405
	Empire State Realty Trust Inc.	4,590,678	65,325
	White Mountains Insurance Group Ltd.	75,921	65,117
	Americold Realty Trust	2,541,984	64,922
	Federated Investors Inc. Class B	2,402,666	63,791
	American Equity Investment Life Holding Co.	2,276,532	63,606
	Old National Bancorp	4,051,838	62,398
*	SLM Corp.	7,490,119	62,243

17

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	CVB Financial Corp.	3,068,595	62,078
*	Genworth Financial Inc. Class A	13,316,927	62,057
	Retail Properties of America Inc.	5,718,205	62,043
	Corporate Office Properties Trust	2,896,215	60,907
	GEO Group Inc.	3,088,094	60,835
	Brandywine Realty Trust	4,707,895	60,591
	BOK Financial Corp.	826,095	60,578
	Piedmont Office Realty Trust Inc. Class A	3,548,577	60,468
	Navient Corp.	6,846,902	60,321
	Washington Federal Inc.	2,252,960	60,177
	Kennedy-Wilson Holdings Inc.	3,298,677	59,937
	First Citizens BancShares Inc. Class A	158,917	59,920
	Columbia Property Trust Inc.	3,079,602	59,590
	South State Corp.	986,294	59,128
	Apollo Commercial Real Estate Finance Inc.	3,523,469	58,701
	First Financial Bancorp	2,456,549	58,269
	Legg Mason Inc.	2,277,568	58,101
	Colony Capital Inc.	12,368,946	57,887
	Brookfield Property REIT Inc. Class A	3,503,648	56,409
	Argo Group International Holdings Ltd.	838,709	56,403
	ProAssurance Corp.	1,388,892	56,333
	CoreCivic Inc.	3,155,625	56,265
	Terreno Realty Corp.	1,571,005	55,252
	First Midwest Bancorp Inc.	2,767,871	54,832
	PotlatchDeltic Corp.	1,711,986	54,167
	Simmons First National Corp. Class A	2,244,504	54,160
	Acadia Realty Trust	2,168,556	51,525
	CenterState Bank Corp.	2,435,121	51,235
	International Bancshares Corp.	1,486,462	51,134
	Xenia Hotels & Resorts Inc.	2,966,857	51,030
	Agree Realty Corp.	862,302	50,979
	Santander Consumer USA Holdings Inc.	2,896,954	50,957
	First BanCorp	5,871,087	50,491
	QTS Realty Trust Inc. Class A	1,356,968	50,276
	Tanger Factory Outlet Centers Inc.	2,476,338	50,072
	DiamondRock Hospitality Co.	5,464,242	49,615
	Great Western Bancorp Inc.	1,583,239	49,476
	Independent Bank Corp.	701,594	49,329
*	OneMain Holdings Inc.	2,006,609	48,741
	Trustmark Corp.	1,711,688	48,663
	WesBanco Inc.	1,324,828	48,608
	Washington REIT	2,105,002	48,415
	Urban Edge Properties	2,896,238	48,135
	Four Corners Property Trust Inc.	1,823,570	47,778
	Union Bankshares Corp.	1,690,089	47,711
	Retail Opportunity Investments Corp.	2,994,187	47,548
	Navigators Group Inc.	679,411	47,212
	Lexington Realty Trust	5,666,525	46,522
^	Realogy Holdings Corp.	3,156,803	46,342
	Banner Corp.	864,965	46,258
*,^	LendingTree Inc.	206,515	45,345
	Mack-Cali Realty Corp.	2,270,447	44,478
*	Eagle Bancorp Inc.	898,518	43,767
	United Community Banks Inc.	2,023,002	43,414
	Virtu Financial Inc. Class A	1,684,529	43,393
	LTC Properties Inc.	1,040,001	43,347
	First Merchants Corp.	1,258,999	43,146
	Invesco Mortgage Capital Inc.	2,905,926	42,078
	Moelis & Co. Class A	1,214,021	41,738
*	Enstar Group Ltd.	247,912	41,543
	SITE Centers Corp.	3,751,130	41,525
*	FCB Financial Holdings Inc. Class A	1,230,864	41,332
	Northwest Bancshares Inc.	2,433,551	41,224
	CareTrust REIT Inc.	2,218,950	40,962

18

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Capitol Federal Financial Inc.	3,180,231	40,612
	Hope Bancorp Inc.	3,394,979	40,264
	National Storage Affiliates Trust	1,502,218	39,749
	National General Holdings Corp.	1,638,542	39,669
*	Pacific Premier Bancorp Inc.	1,554,159	39,662
	LegacyTexas Financial Group Inc.	1,232,263	39,543
	Chesapeake Lodging Trust	1,607,829	39,151
	Towne Bank	1,625,892	38,940
	American Assets Trust Inc.	963,867	38,719
	Horace Mann Educators Corp.	1,024,132	38,354
	Mercury General Corp.	737,736	38,148
	Renasant Corp.	1,257,880	37,963
	Ladder Capital Corp. Class A	2,450,821	37,914
	ServisFirst Bancshares Inc.	1,174,768	37,440
	Westamerica Bancorporation	672,288	37,433
	BGC Partners Inc. Class A	7,156,912	37,001
*	Axos Financial Inc.	1,467,554	36,953
	NBT Bancorp Inc.	1,047,300	36,226
	Ameris Bancorp	1,132,497	35,866
	Provident Financial Services Inc.	1,486,039	35,858
	Waddell & Reed Financial Inc. Class A	1,980,960	35,816
	Heartland Financial USA Inc.	804,597	35,362
	Global Net Lease Inc.	1,999,516	35,231
	Cadence BanCorp Class A	2,091,215	35,091
	Ares Management Corp.	1,951,115	34,691
	Colony Credit Real Estate Inc.	2,147,454	33,908
^	Industrial Logistics Properties Trust	1,714,265	33,720
	Employers Holdings Inc.	799,874	33,571
	Walker & Dunlop Inc.	774,072	33,479
	Hilltop Holdings Inc.	1,877,119	33,469
*	PennyMac Financial Services Inc.	1,542,073	32,784
*	Alexander & Baldwin Inc.	1,775,193	32,628
	First Commonwealth Financial Corp.	2,699,557	32,611
	Redwood Trust Inc.	2,144,819	32,322
	Houlihan Lokey Inc. Class A	869,858	32,011
	S&T Bancorp Inc.	841,135	31,829
	First Interstate BancSystem Inc. Class A	866,707	31,687
	HFF Inc. Class A	946,781	31,395
	WSFS Financial Corp.	827,969	31,388
*	Seacoast Banking Corp. of Florida	1,204,699	31,346
	Newmark Group Inc. Class A	3,896,210	31,248
	Clearway Energy Inc.	1,793,789	30,943
*	NMI Holdings Inc. Class A	1,729,880	30,878
	Universal Insurance Holdings Inc.	808,354	30,653
	Kite Realty Group Trust	2,162,014	30,463
	Kearny Financial Corp.	2,372,114	30,411
	United Fire Group Inc.	538,827	29,878
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,564,396	29,802
*	Cannae Holdings Inc.	1,729,439	29,608
	Artisan Partners Asset Management Inc. Class A	1,327,743	29,356
	Tier REIT Inc.	1,422,108	29,338
	Safety Insurance Group Inc.	356,620	29,175
	Park National Corp.	337,344	28,657
	PennyMac Mortgage Investment Trust	1,527,296	28,438
	Monmouth Real Estate Investment Corp.	2,290,363	28,401
	City Holding Co.	410,240	27,728
*	LendingClub Corp.	10,506,764	27,633
	American National Insurance Co.	217,119	27,626
*	PRA Group Inc.	1,129,523	27,526
^	American Finance Trust Inc.	2,064,094	27,494
	AMERISAFE Inc.	481,971	27,323
	Tompkins Financial Corp.	364,055	27,308
^	Seritage Growth Properties Class A	837,465	27,075
	Kinsale Capital Group Inc.	486,748	27,044

19

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Berkshire Hills Bancorp Inc.	995,476	26,848
	First Busey Corp.	1,082,806	26,572
	James River Group Holdings Ltd.	714,694	26,115
	Summit Hotel Properties Inc.	2,674,055	26,019
	Heritage Financial Corp.	868,083	25,799
	Getty Realty Corp.	873,351	25,685
	Sandy Spring Bancorp Inc.	818,984	25,667
	Easterly Government Properties Inc.	1,629,223	25,546
	Brookline Bancorp Inc.	1,837,756	25,398
*	Cushman & Wakefield plc	1,740,911	25,191
	Investment Technology Group Inc.	825,024	24,949
	Beneficial Bancorp Inc.	1,711,563	24,458
	TFS Financial Corp.	1,510,619	24,366
	Southside Bancshares Inc.	766,872	24,348
	Lakeland Financial Corp.	604,133	24,262
	First Bancorp	741,741	24,225
	Piper Jaffray Cos.	365,127	24,040
*,^	Redfin Corp.	1,647,740	23,727
*	FGL Holdings	3,558,951	23,703
	RPT Realty	1,981,988	23,685
	Washington Prime Group Inc.	4,868,688	23,662
	Stewart Information Services Corp.	566,785	23,465
	New York Mortgage Trust Inc.	3,964,674	23,352
	TPG RE Finance Trust Inc.	1,262,700	23,082
	Boston Private Financial Holdings Inc.	2,163,262	22,866
	TriCo Bancshares	673,886	22,771
	OceanFirst Financial Corp.	988,702	22,256
	WisdomTree Investments Inc.	3,345,205	22,246
	Independent Bank Group Inc.	485,735	22,232
*	Mr Cooper Group Inc.	1,899,690	22,169
	National Bank Holdings Corp. Class A	714,991	22,072
	BancFirst Corp.	438,680	21,890
	Independence Realty Trust Inc.	2,363,367	21,696
	Chatham Lodging Trust	1,217,811	21,531
	State Bank Financial Corp.	997,262	21,531
	OFG Bancorp	1,306,532	21,506
	InfraREIT Inc.	1,022,899	21,501
*	Third Point Reinsurance Ltd.	2,220,374	21,404
	ARMOUR Residential REIT Inc.	1,032,618	21,169
	Enterprise Financial Services Corp.	544,461	20,488
*	Ambac Financial Group Inc.	1,184,413	20,419
*	Flagstar Bancorp Inc.	770,112	20,331
*,^	MBIA Inc.	2,272,557	20,271
	Universal Health Realty Income Trust	324,715	19,928
	Granite Point Mortgage Trust Inc.	1,079,663	19,466
	PJT Partners Inc.	487,972	18,914
	Armada Hoffler Properties Inc.	1,339,711	18,836
	Arbor Realty Trust Inc.	1,866,357	18,794
*	World Acceptance Corp.	182,351	18,647
*	Marcus & Millichap Inc.	540,305	18,549
	United Financial Bancorp Inc.	1,256,563	18,471
*	eHealth Inc.	480,153	18,447
*,^	Encore Capital Group Inc.	770,303	18,102
	Cohen & Steers Inc.	526,316	18,063
	Nelnet Inc. Class A	337,635	17,672
	Central Pacific Financial Corp.	724,000	17,629
	NexPoint Residential Trust Inc.	502,471	17,612
	Meta Financial Group Inc.	901,297	17,476
*	Triumph Bancorp Inc.	586,990	17,434
	Meridian Bancorp Inc.	1,211,930	17,355
	Select Income REIT	2,357,859	17,354
	Hersha Hospitality Trust Class A	979,960	17,189
	Alexander’s Inc.	55,943	17,048
	Lakeland Bancorp Inc.	1,148,531	17,010

20

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	997,692	16,881
	Stock Yards Bancorp Inc.	511,307	16,771
	Washington Trust Bancorp Inc.	352,140	16,737
	National Western Life Group Inc. Class A	55,028	16,547
	Bryn Mawr Bank Corp.	478,581	16,463
	FBL Financial Group Inc. Class A	249,643	16,389
	Carolina Financial Corp.	545,284	16,135
*	Columbia Financial Inc.	1,054,952	16,130
	Amalgamated Bank Class A	826,909	16,125
	Hamilton Lane Inc. Class A	430,049	15,912
	Capstead Mortgage Corp.	2,385,028	15,908
	TrustCo Bank Corp. NY	2,303,079	15,799
	Investors Real Estate Trust	319,112	15,659
*	National Commerce Corp.	431,113	15,520
	Saul Centers Inc.	325,533	15,372
	Urstadt Biddle Properties Inc. Class A	796,328	15,305
	Banc of California Inc.	1,144,952	15,239
*	Enova International Inc.	782,084	15,219
	Hanmi Financial Corp.	766,901	15,108
	Preferred Apartment Communities Inc. Class A	1,054,708	14,829
	Univest Corp. of Pennsylvania	686,652	14,811
	Community Trust Bancorp Inc.	373,578	14,797
*	Allegiance Bancshares Inc.	456,248	14,769
	iStar Inc.	1,609,964	14,763
	State Auto Financial Corp.	430,615	14,658
	Gladstone Commercial Corp.	809,849	14,513
	Oritani Financial Corp.	982,982	14,499
	Community Healthcare Trust Inc.	500,584	14,432
	Fidelity Southern Corp.	552,164	14,367
	Flushing Financial Corp.	658,776	14,183
	Virtus Investment Partners Inc.	177,557	14,103
	Dynex Capital Inc.	2,462,819	14,087
	ConnectOne Bancorp Inc.	762,036	14,075
	Northfield Bancorp Inc.	1,036,121	14,039
	Horizon Bancorp Inc.	888,504	14,021
	German American Bancorp Inc.	492,994	13,690
	KKR Real Estate Finance Trust Inc.	712,122	13,637
	Cherry Hill Mortgage Investment Corp.	776,802	13,625
	RE/MAX Holdings Inc. Class A	442,364	13,603
*	Customers Bancorp Inc.	744,019	13,541
	FB Financial Corp.	385,596	13,504
*	INTL. FCStone Inc.	368,484	13,479
*	HomeStreet Inc.	634,778	13,476
*	Focus Financial Partners Inc. Class A	507,971	13,375
	Camden National Corp.	368,066	13,239
*	St. Joe Co.	972,227	12,804
	Bank of Marin Bancorp	308,750	12,733
	Blue Hills Bancorp Inc.	590,770	12,607
	Great Southern Bancorp Inc.	273,528	12,591
	Dime Community Bancshares Inc.	739,946	12,564
	Whitestone REIT	1,020,362	12,510
	Peoples Bancorp Inc.	412,804	12,425
*	TriState Capital Holdings Inc.	637,142	12,399
*	Veritex Holdings Inc.	575,911	12,313
	Essential Properties Realty Trust Inc.	881,248	12,196
	Jernigan Capital Inc.	611,049	12,111
	People’s Utah Bancorp	400,875	12,086
	Diamond Hill Investment Group Inc.	80,537	12,036
^	CBTX Inc.	408,356	12,006
*	Willscot Corp. Class A	1,270,417	11,967
	Guaranty Bancorp	573,556	11,901
*	Equity Bancshares Inc. Class A	336,170	11,850
	First Community Bankshares Inc.	368,033	11,586
	Exantas Capital Corp.	1,141,934	11,442

21

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
^	Innovative Industrial Properties Inc.	251,136	11,399
	Federal Agricultural Mortgage Corp.	188,345	11,384
*	First Foundation Inc.	876,479	11,272
	Western New England Bancorp Inc.	1,112,193	11,166
	Bridge Bancorp Inc.	436,514	11,127
	RMR Group Inc. Class A	207,064	10,991
	AG Mortgage Investment Trust Inc.	687,937	10,959
	Green Bancorp Inc.	638,053	10,936
	First Defiance Financial Corp.	442,359	10,842
	Opus Bank	553,005	10,833
	Independent Bank Corp.	512,551	10,774
	First of Long Island Corp.	538,407	10,741
	Heritage Commerce Corp.	942,902	10,693
	Mercantile Bank Corp.	378,059	10,684
	HomeTrust Bancshares Inc.	406,983	10,655
	HCI Group Inc.	208,584	10,598
	CorEnergy Infrastructure Trust Inc.	320,047	10,587
	City Office REIT Inc.	1,031,536	10,573
	First Financial Corp.	261,780	10,510
	QCR Holdings Inc.	327,012	10,494
	UMH Properties Inc.	886,061	10,491
	Waterstone Financial Inc.	624,171	10,461
	Retail Value Inc.	405,762	10,383
	Ashford Hospitality Trust Inc.	2,534,507	10,138
	Arrow Financial Corp.	316,211	10,125
	Preferred Bank	231,072	10,017
*	Bancorp Inc.	1,252,482	9,970
	United Community Financial Corp.	1,125,899	9,964
*	BSB Bancorp Inc.	351,369	9,859
	Anworth Mortgage Asset Corp.	2,436,383	9,843
^	Orchid Island Capital Inc.	1,539,246	9,836
	Peapack Gladstone Financial Corp.	389,882	9,817
	Midland States Bancorp Inc.	437,049	9,764
	One Liberty Properties Inc.	401,408	9,722
	United Insurance Holdings Corp.	584,456	9,714
^	Cambridge Bancorp	115,395	9,607
*	Southern First Bancshares Inc.	296,967	9,524
	Republic Bancorp Inc. Class A	245,355	9,500
*	Nicolet Bankshares Inc.	192,766	9,407
	First Mid-Illinois Bancshares Inc.	294,415	9,398
	PCSB Financial Corp.	480,397	9,397
*	Atlantic Capital Bancshares Inc.	573,091	9,382
*	EZCORP Inc. Class A	1,197,858	9,259
	Ares Commercial Real Estate Corp.	708,994	9,245
	Live Oak Bancshares Inc.	623,479	9,234
	Old Second Bancorp Inc.	709,190	9,219
	Braemar Hotels & Resorts Inc.	1,015,681	9,070
	CatchMark Timber Trust Inc. Class A	1,269,530	9,014
	Financial Institutions Inc.	347,800	8,938
	Territorial Bancorp Inc.	341,380	8,869
	Southern Missouri Bancorp Inc.	258,149	8,751
*	Cowen Inc. Class A	655,726	8,747
	First Bancshares Inc.	286,724	8,673
	BBX Capital Corp. Class A	1,513,491	8,672
	BankFinancial Corp.	575,378	8,602
	Old Line Bancshares Inc.	326,703	8,599
	Spirit MTA REIT	1,197,115	8,535
	Consolidated-Tomoka Land Co.	162,227	8,517
*,^	Citizens Inc. Class A	1,116,397	8,395
*	On Deck Capital Inc.	1,413,073	8,337
	Farmers & Merchants Bancorp Inc.	216,124	8,319
	Heritage Insurance Holdings Inc.	553,840	8,153
^	CBL & Associates Properties Inc.	4,212,984	8,089
*	Franklin Financial Network Inc.	306,056	8,071

22

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Byline Bancorp Inc.	483,477	8,055
*	Baycom Corp.	348,485	8,047
	Global Indemnity Ltd.	220,630	7,993
	Merchants Bancorp	399,396	7,972
	CNB Financial Corp.	346,111	7,943
*	FRP Holdings Inc.	171,184	7,876
	Bar Harbor Bankshares	346,732	7,777
	Farmers National Banc Corp.	597,818	7,616
	Oppenheimer Holdings Inc. Class A	297,174	7,593
	EMC Insurance Group Inc.	233,713	7,444
	FedNat Holding Co.	373,411	7,438
	Civista Bancshares Inc.	418,560	7,291
*	Republic First Bancorp Inc.	1,211,736	7,234
	Bluerock Residential Growth REIT Inc. Class A	799,024	7,207
	Northrim BanCorp Inc.	218,280	7,175
	1st Source Corp.	175,467	7,078
	Access National Corp.	331,100	7,062
*,^	Health Insurance Innovations Inc. Class A	264,035	7,058
	Sierra Bancorp	293,688	7,057
	Peoples Financial Services Corp.	159,880	7,044
	Citizens & Northern Corp.	264,000	6,978
	MedEquities Realty Trust Inc.	1,019,784	6,975
*,^	Goosehead Insurance Inc. Class A	262,558	6,903
	Arlington Asset Investment Corp. Class A	952,620	6,897
	Shore Bancshares Inc.	465,697	6,771
	Gladstone Land Corp.	588,497	6,756
	Bankwell Financial Group Inc.	234,973	6,746
	MidWestOne Financial Group Inc.	270,149	6,708
	Hingham Institution for Savings	33,805	6,685
	Westwood Holdings Group Inc.	194,695	6,620
	First Internet Bancorp	320,945	6,560
	SB One Bancorp	319,900	6,539
*	Select Bancorp Inc.	522,733	6,471
	Enterprise Bancorp Inc.	200,848	6,459
	Business First Bancshares Inc.	264,332	6,405
*	SmartFinancial Inc.	349,521	6,386
*	Regional Management Corp.	264,565	6,363
	Home Bancorp Inc.	179,670	6,360
	ACNB Corp.	161,936	6,356
	Ready Capital Corp.	454,902	6,291
	First Bancorp Inc.	238,426	6,271
	Global Medical REIT Inc.	705,290	6,270
	Marlin Business Services Corp.	280,788	6,270
	West Bancorporation Inc.	328,083	6,263
	Investar Holding Corp.	251,947	6,248
	Guaranty Bancshares Inc.	208,525	6,218
	Great Ajax Corp.	514,449	6,199
	Reliant Bancorp Inc.	268,083	6,177
	Origin Bancorp Inc.	179,690	6,124
*	Howard Bancorp Inc.	427,766	6,117
	American National Bankshares Inc.	208,585	6,114
	Capital City Bank Group Inc.	261,754	6,075
	Safety Income & Growth Inc.	317,882	5,979
	First Choice Bancorp	264,120	5,969
	Protective Insurance Corp. Class B	345,870	5,759
	National Bankshares Inc.	157,368	5,733
	Southern National Bancorp of Virginia Inc.	433,287	5,728
	Ladenburg Thalmann Financial Services Inc.	2,456,137	5,723
	SI Financial Group Inc.	448,844	5,714
*	HarborOne Bancorp Inc.	357,784	5,685
*	Safeguard Scientifics Inc.	655,108	5,647
*,^	Spirit of Texas Bancshares Inc.	245,117	5,584
	First Bank	459,654	5,571
	Clipper Realty Inc.	425,846	5,566

23

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Bridgewater Bancshares Inc.	524,934	5,538
	Macatawa Bank Corp.	573,928	5,521
	Investors Title Co.	31,018	5,480
	Kingstone Cos. Inc.	309,465	5,474
	FS Bancorp Inc.	125,760	5,393
	Central Valley Community Bancorp	284,721	5,373
*,^	National Energy Services Reunited Corp.	612,134	5,301
	Bank of Commerce Holdings	459,361	5,035
	MidSouth Bancorp Inc.	472,475	5,008
	First Business Financial Services Inc.	256,678	5,008
	Ellington Residential Mortgage REIT	489,405	5,007
	Bank of Princeton	177,186	4,943
	Owens Realty Mortgage Inc.	260,122	4,888
	Tiptree Inc.	870,801	4,868
	Codorus Valley Bancorp Inc.	227,696	4,839
	Century Bancorp Inc. Class A	70,240	4,757
	Riverview Bancorp Inc.	646,850	4,709
	Summit Financial Group Inc.	242,956	4,691
	Penns Woods Bancorp Inc.	113,486	4,567
	RBB Bancorp	258,037	4,534
	MBT Financial Corp.	486,591	4,525
	First Northwest Bancorp	305,012	4,523
*	Metropolitan Bank Holding Corp.	143,434	4,425
	Independence Holding Co.	123,853	4,360
*,^	Altisource Portfolio Solutions SA	193,772	4,358
	Unity Bancorp Inc.	207,745	4,313
	MutualFirst Financial Inc.	161,725	4,297
	LCNB Corp.	282,576	4,281
*	Ocwen Financial Corp.	3,166,342	4,243
*	NI Holdings Inc.	268,788	4,228
	C&F Financial Corp.	79,292	4,219
*	Hallmark Financial Services Inc.	391,289	4,183
*	Elevate Credit Inc.	930,380	4,168
	Timberland Bancorp Inc.	184,382	4,112
	ESSA Bancorp Inc.	262,351	4,095
*	Entegra Financial Corp.	194,247	4,031
^	GAIN Capital Holdings Inc.	651,798	4,015
*	Community Bankers Trust Corp.	550,711	3,976
	Orrstown Financial Services Inc.	218,245	3,974
	Norwood Financial Corp.	118,780	3,920
	MVB Financial Corp.	216,592	3,907
	Evans Bancorp Inc.	119,309	3,879
*	Stratus Properties Inc.	160,875	3,858
	Premier Financial Bancorp Inc.	257,163	3,834
	Capstar Financial Holdings Inc.	254,210	3,745
	Parke Bancorp Inc.	199,568	3,735
^	CB Financial Services Inc.	149,258	3,699
	Fidelity D&D Bancorp Inc.	57,373	3,682
*	Malvern Bancorp Inc.	183,699	3,624
	Chemung Financial Corp.	87,097	3,598
	Community Financial Corp.	123,044	3,598
*	Forestar Group Inc.	259,719	3,597
	BCB Bancorp Inc.	341,862	3,579
	Pzena Investment Management Inc. Class A	408,696	3,535
	Northeast Bancorp	210,446	3,521
	Donegal Group Inc. Class A	257,465	3,513
	First Community Corp.	178,613	3,470
*	PICO Holdings Inc.	373,096	3,410
*	Pacific Mercantile Bancorp	474,007	3,389
	Silvercrest Asset Management Group Inc. Class A	255,027	3,374
	First Financial Northwest Inc.	212,473	3,287
	Prudential Bancorp Inc.	185,091	3,258
	Western Asset Mortgage Capital Corp.	389,847	3,251
	Union Bankshares Inc.	66,943	3,197

24

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Mackinac Financial Corp.	230,769	3,150
*	Victory Capital Holdings Inc. Class A	297,907	3,045
	Standard AVB Financial Corp.	101,063	3,020
	1st Constitution Bancorp	149,612	2,982
	Middlefield Banc Corp.	68,882	2,923
	First Guaranty Bancshares Inc.	124,659	2,893
	Ohio Valley Banc Corp.	78,843	2,790
	United Security Bancshares	290,105	2,779
*	Esquire Financial Holdings Inc.	127,152	2,759
	Peoples Bancorp of North Carolina Inc.	108,980	2,666
	BRT Apartments Corp.	232,769	2,663
^	Greene County Bancorp Inc.	84,740	2,637
	Griffin Industrial Realty Inc.	82,237	2,623
*	Trinity Place Holdings Inc.	588,293	2,553
	Provident Financial Holdings Inc.	161,855	2,509
	GAMCO Investors Inc. Class A	142,988	2,415
	Federal Agricultural Mortgage Corp. Class A	41,769	2,380
*	Ashford Inc.	45,407	2,357
*	International Money Express Inc.	194,144	2,322
	First United Corp.	145,173	2,311
*	Provident Bancorp Inc.	106,602	2,311
	Hawthorn Bancshares Inc.	109,873	2,311
	SB Financial Group Inc.	137,713	2,265
*	MoneyGram International Inc.	1,115,485	2,231
	Sotherly Hotels Inc.	395,197	2,217
	Two River Bancorp	140,881	2,150
	Associated Capital Group Inc. Class A	60,841	2,143
*	Aspen Group Inc.	380,422	2,085
	DNB Financial Corp.	75,391	2,036
	Luther Burbank Corp.	221,229	1,995
*	Rafael Holdings Inc. Class B	251,529	1,995
*	PDL Community Bancorp	156,180	1,990
	Old Point Financial Corp.	91,136	1,990
	Plumas Bancorp	85,785	1,948
*	Tejon Ranch Co.	117,405	1,947
*	Maui Land & Pineapple Co. Inc.	192,941	1,914
*	Randolph Bancorp Inc.	134,594	1,905
	Level One Bancorp Inc.	84,245	1,890
	Greenhill & Co. Inc.	74,717	1,823
	American River Bankshares	131,277	1,812
*	OP Bancorp	198,037	1,757
	MSB Financial Corp.	96,420	1,721
*	Coastal Financial Corp.	111,724	1,702
	AmeriServ Financial Inc.	417,649	1,683
*	Greenlight Capital Re Ltd. Class A	193,563	1,669
	First Savings Financial Group Inc.	29,281	1,521
*	Atlas Financial Holdings Inc.	179,526	1,452
	PB Bancorp Inc.	131,822	1,437
	Global Self Storage Inc.	353,584	1,386
	Plymouth Industrial REIT Inc.	107,097	1,351
*	Nicholas Financial Inc.	124,786	1,298
	Pacific City Financial Corp.	82,828	1,296
	Hunt Cos. Finance Trust Inc.	444,984	1,273
*	Intersections Inc.	341,144	1,259
	Severn Bancorp Inc.	154,641	1,234
	IF Bancorp Inc.	60,847	1,224
	Sterling Bancorp Inc.	173,902	1,209
	Hennessy Advisors Inc.	116,940	1,171
	Manhattan Bridge Capital Inc.	203,559	1,146
*	Consumer Portfolio Services Inc.	380,395	1,145
	County Bancorp Inc.	64,508	1,121
*,^	Siebert Financial Corp.	74,860	1,082
	Sound Financial Bancorp Inc.	32,075	1,044
	Condor Hospitality Trust Inc.	142,071	979

25

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Urstadt Biddle Properties Inc.	64,362	972
	Summit State Bank	78,215	921
	Elmira Savings Bank	51,975	907
*	Transcontinental Realty Investors Inc.	30,783	872
^	Manning & Napier Inc.	483,786	851
*	Security National Financial Corp. Class A	161,655	834
	Cedar Realty Trust Inc.	255,503	802
	Bank of South Carolina Corp.	42,728	778
	United Bancorp Inc.	68,932	769
	Eagle Bancorp Montana Inc.	47,123	762
*	Bank7 Corp.	56,400	753
*	FVCBankcorp Inc.	41,458	730
*	Limestone Bancorp Inc.	52,082	717
*,^	Tremont Mortgage Trust	78,746	713
*	Meridian Corp.	42,029	700
	Sachem Capital Corp.	174,987	684
	Pathfinder Bancorp Inc.	48,152	681
^	Pennsylvania REIT	112,447	668
	Bancorp 34 Inc.	44,556	642
*	Jason Industries Inc.	457,558	627
§	Winthrop Realty Trust	562,609	613
	Citizens Community Bancorp Inc.	53,090	579
	Ames National Corp.	22,078	561
*	FFBW Inc.	55,772	559
	Bank of the James Financial Group Inc.	39,730	516
	Citizens First Corp.	23,929	513
	Central Federal Corp.	39,191	458
*	Community First Bancshares Inc.	38,486	448
^	HV Bancorp Inc.	25,024	375
	Ottawa Bancorp Inc.	27,075	361
	Blue Capital Reinsurance Holdings Ltd.	59,170	325
*	Altisource Asset Management Corp.	10,419	309
*	Broadway Financial Corp.	291,623	306
*	Eagle Financial Bancorp Inc.	19,339	293
§	New York REIT Liquidating LLC	19,100	267
*	National Holdings Corp.	94,636	256
*	Carolina Trust Bancshares Inc.	33,555	254
*	First Western Financial Inc.	20,324	238
	First US Bancshares Inc.	28,987	230
*	Capital Bancorp Inc.	16,948	193
	WVS Financial Corp.	11,313	167
	HopFed Bancorp Inc.	12,079	161
*	HMN Financial Inc.	8,012	157
	Front Yard Residential Corp.	16,487	144
*	JW Mays Inc.	3,714	144
*	Income Opportunity Realty Investors Inc.	12,550	134
*	InterGroup Corp.	4,086	131
*	1347 Property Insurance Holdings Inc.	32,428	130
	Southwest Georgia Financial Corp.	6,366	129
	HomeTown Bankshares Corp.	10,388	123
*	ICC Holdings Inc.	8,802	120
*	FSB Bancorp Inc.	3,139	53
*	CBM Bancorp Inc.	3,789	47
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	46
	Asta Funding Inc.	9,729	41
*,^	CPI Card Group Inc.	16,009	37
*	FlexShopper Inc.	41,840	32
	Reven Housing REIT Inc.	8,896	29
	Glen Burnie Bancorp	857	9
*	Novume Solutions Inc.	5,300	3
	GWG Holdings Inc.	300	3
*	Unico American Corp.	2	—
*,^	Ditech Holding Corp. Warrants 01/31/2028	43,103	—
*,^,§	Ditech Holding Corp. Series B Warrants 01/31/2028	34,201	—
			129,920,412

26

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
Health Care (13.8%)
	Johnson & Johnson	71,605,522	9,240,693
	Pfizer Inc.	154,420,822	6,740,469
	UnitedHealth Group Inc.	25,701,378	6,402,727
	Merck & Co. Inc.	69,465,748	5,307,878
	AbbVie Inc.	40,166,516	3,702,951
	Abbott Laboratories	46,919,307	3,393,673
	Amgen Inc.	17,024,650	3,314,189
	Medtronic plc	35,956,531	3,270,606
	Eli Lilly & Co.	25,470,396	2,947,434
	Thermo Fisher Scientific Inc.	10,751,926	2,406,174
	Bristol-Myers Squibb Co.	43,606,623	2,266,672
	Gilead Sciences Inc.	34,562,485	2,161,883
*	Cigna Corp.	10,172,353	1,931,933
	Anthem Inc.	6,908,853	1,814,472
*	Biogen Inc.	5,383,717	1,620,068
	Becton Dickinson and Co.	7,164,357	1,614,273
*	Intuitive Surgical Inc.	3,051,625	1,461,484
*	Boston Scientific Corp.	36,970,544	1,306,539
	Stryker Corp.	7,997,316	1,253,579
	Allergan plc	9,010,592	1,204,356
*	Celgene Corp.	18,686,460	1,197,615
*	Illumina Inc.	3,978,369	1,193,232
*	Vertex Pharmaceuticals Inc.	6,830,221	1,131,836
	Zoetis Inc.	12,837,361	1,098,108
	Humana Inc.	3,664,849	1,049,906
	HCA Healthcare Inc.	7,354,905	915,318
	Baxter International Inc.	13,501,401	888,662
*	Edwards Lifesciences Corp.	5,585,591	855,545
*	Regeneron Pharmaceuticals Inc.	2,131,171	795,992
*	Centene Corp.	5,212,611	601,014
	Zimmer Biomet Holdings Inc.	5,447,613	565,026
*	Alexion Pharmaceuticals Inc.	5,666,022	551,644
*	IQVIA Holdings Inc.	4,546,838	528,206
	ResMed Inc.	3,800,873	432,805
*	IDEXX Laboratories Inc.	2,304,463	428,676
*	Align Technology Inc.	2,028,317	424,790
*	BioMarin Pharmaceutical Inc.	4,762,145	405,497
*	ABIOMED Inc.	1,142,019	371,202
*	Mylan NV	13,073,647	358,218
	Cardinal Health Inc.	7,956,181	354,846
*	Laboratory Corp. of America Holdings	2,696,555	340,737
	Cooper Cos. Inc.	1,310,589	333,545
*	Henry Schein Inc.	4,066,395	319,293
	Teleflex Inc.	1,228,601	317,569
*	Hologic Inc.	7,712,857	316,998
*	WellCare Health Plans Inc.	1,333,573	314,843
*	Incyte Corp.	4,831,281	307,221
	Quest Diagnostics Inc.	3,636,150	302,782
*	DexCom Inc.	2,370,916	284,036
*	Varian Medical Systems Inc.	2,425,028	274,780
	Universal Health Services Inc. Class B	2,268,892	264,462
	STERIS plc	2,250,941	240,513
	Dentsply Sirona Inc.	5,925,357	220,483
*	Exact Sciences Corp.	3,280,796	207,018
*	Sarepta Therapeutics Inc.	1,787,400	195,059
	West Pharmaceutical Services Inc.	1,973,102	193,423
*	Jazz Pharmaceuticals plc	1,525,406	189,089
*	Molina Healthcare Inc.	1,582,038	183,864
*	Ionis Pharmaceuticals Inc.	3,295,568	178,158
*	Alnylam Pharmaceuticals Inc.	2,421,355	176,541
*	Neurocrine Biosciences Inc.	2,417,791	172,654

27

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	DaVita Inc.	3,316,773	170,681
	Hill-Rom Holdings Inc.	1,790,045	158,508
*	Seattle Genetics Inc.	2,774,935	157,228
*	Exelixis Inc.	7,983,594	157,037
	Encompass Health Corp.	2,500,834	154,301
*	Nektar Therapeutics Class A	4,615,075	151,698
	Bio-Techne Corp.	1,003,939	145,290
*	Charles River Laboratories International Inc.	1,282,751	145,182
*	Bluebird Bio Inc.	1,460,355	144,867
*	PRA Health Sciences Inc.	1,558,010	143,275
*	Haemonetics Corp.	1,376,653	137,734
*	Masimo Corp.	1,269,076	136,261
*	Bio-Rad Laboratories Inc. Class A	563,021	130,745
	Perrigo Co. plc	3,261,057	126,366
*	Insulet Corp.	1,577,098	125,095
*	Alkermes plc	4,145,299	122,328
	Chemed Corp.	426,039	120,688
*	United Therapeutics Corp.	1,107,490	120,606
*	Catalent Inc.	3,867,110	120,576
*	ICU Medical Inc.	519,622	119,321
*	Sage Therapeutics Inc.	1,187,102	113,712
*	Loxo Oncology Inc.	733,031	102,676
*	Penumbra Inc.	825,478	100,873
*	Amedisys Inc.	852,491	99,835
*	FibroGen Inc.	2,033,470	94,109
*	HealthEquity Inc.	1,577,603	94,104
*	Wright Medical Group NV	3,335,471	90,792
*,^	Teladoc Health Inc.	1,775,225	87,998
*	Globus Medical Inc.	2,017,623	87,323
*	Horizon Pharma plc	4,465,780	87,261
*	Syneos Health Inc.	2,194,211	86,342
*	Integra LifeSciences Holdings Corp.	1,813,280	81,779
*	Array BioPharma Inc.	5,676,501	80,890
	Bruker Corp.	2,713,121	80,770
^	Healthcare Services Group Inc.	1,965,716	78,982
*	Merit Medical Systems Inc.	1,385,806	77,342
*,^	TESARO Inc.	1,023,522	75,997
*	MEDNAX Inc.	2,274,266	75,051
*	LHC Group Inc.	790,662	74,227
*	Neogen Corp.	1,298,761	74,029
*,^	Ligand Pharmaceuticals Inc.	539,705	73,238
	Cantel Medical Corp.	946,748	70,485
*	Emergent BioSolutions Inc.	1,153,015	68,351
*	NuVasive Inc.	1,363,090	67,555
*	Novocure Ltd.	1,980,786	66,317
*	HMS Holdings Corp.	2,229,576	62,718
*	Immunomedics Inc.	4,300,482	61,368
*	Omnicell Inc.	999,239	61,193
*	Agios Pharmaceuticals Inc.	1,319,458	60,840
*,^	Inogen Inc.	484,765	60,193
*	Acadia Healthcare Co. Inc.	2,337,952	60,109
*	Blueprint Medicines Corp.	1,112,494	59,975
*	Intercept Pharmaceuticals Inc.	590,185	59,485
*	Myriad Genetics Inc.	1,993,178	57,942
*	Avanos Medical Inc.	1,258,848	56,384
*	Repligen Corp.	1,046,206	55,177
*	Global Blood Therapeutics Inc.	1,335,655	54,829
*	Ultragenyx Pharmaceutical Inc.	1,215,699	52,859
*	Tandem Diabetes Care Inc.	1,376,852	52,279
*	Glaukos Corp.	911,108	51,177
*	Arena Pharmaceuticals Inc.	1,312,509	51,122
	Ensign Group Inc.	1,312,664	50,918
*	Halozyme Therapeutics Inc.	3,439,206	50,316
*	NxStage Medical Inc.	1,752,275	50,150

28

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	BioTelemetry Inc.	838,416	50,070
*	Heron Therapeutics Inc.	1,877,691	48,707
*	ACADIA Pharmaceuticals Inc.	3,006,124	48,609
*	Amicus Therapeutics Inc.	5,054,788	48,425
*	Tenet Healthcare Corp.	2,731,936	46,825
*	Acceleron Pharma Inc.	1,045,281	45,522
*	Xencor Inc.	1,253,822	45,338
*	Pacira Pharmaceuticals Inc.	1,046,125	45,004
	CONMED Corp.	699,434	44,904
*	Aerie Pharmaceuticals Inc.	1,213,794	43,818
*	Supernus Pharmaceuticals Inc.	1,314,378	43,664
*	MyoKardia Inc.	892,480	43,607
*	PTC Therapeutics Inc.	1,270,262	43,595
*	Quidel Corp.	885,117	43,211
*	Select Medical Holdings Corp.	2,799,775	42,977
	Patterson Cos. Inc.	2,153,418	42,336
*	Prestige Consumer Healthcare Inc.	1,365,134	42,155
*	iRhythm Technologies Inc.	575,688	39,999
*	Endo International plc	5,393,029	39,369
*	Ironwood Pharmaceuticals Inc. Class A	3,755,123	38,903
*,^	Zogenix Inc.	1,064,486	38,811
*	Amneal Pharmaceuticals Inc.	2,851,013	38,574
*	Medpace Holdings Inc.	704,306	37,279
*	STAAR Surgical Co.	1,161,134	37,052
*	Genomic Health Inc.	574,945	37,032
*,^	Corcept Therapeutics Inc.	2,766,950	36,966
*	Magellan Health Inc.	646,685	36,790
*	REGENXBIO Inc.	863,173	36,210
*	Atara Biotherapeutics Inc.	1,032,865	35,882
*	Mallinckrodt plc	2,221,839	35,105
*	Vanda Pharmaceuticals Inc.	1,319,418	34,476
*	Medicines Co.	1,775,874	33,990
*	AnaptysBio Inc.	532,673	33,979
	US Physical Therapy Inc.	330,515	33,828
*,^	Denali Therapeutics Inc.	1,637,147	33,823
*	Cambrex Corp.	892,400	33,697
*	Spark Therapeutics Inc.	854,648	33,451
*	Brookdale Senior Living Inc.	4,973,654	33,323
*,^	Portola Pharmaceuticals Inc.	1,695,900	33,104
*	Mirati Therapeutics Inc.	775,681	32,904
*	Sangamo Therapeutics Inc.	2,694,131	30,929
*	Innoviva Inc.	1,771,272	30,909
*,^	Theravance Biopharma Inc.	1,172,832	30,013
*	NeoGenomics Inc.	2,338,951	29,494
*	AtriCure Inc.	963,248	29,475
*	Nevro Corp.	757,908	29,475
*,^	Esperion Therapeutics Inc.	639,839	29,433
*	Natus Medical Inc.	842,426	28,668
*	WageWorks Inc.	1,044,706	28,374
*	Momenta Pharmaceuticals Inc.	2,517,257	27,791
*	Pacific Biosciences of California Inc.	3,723,343	27,553
*	Enanta Pharmaceuticals Inc.	383,667	27,175
*	Iovance Biotherapeutics Inc.	3,062,190	27,100
	Atrion Corp.	36,501	27,050
*	Insmed Inc.	2,016,978	26,463
*	Tivity Health Inc.	1,063,706	26,391
*	Reata Pharmaceuticals Inc. Class A	467,977	26,254
*,^	Arrowhead Pharmaceuticals Inc.	2,097,105	26,046
*	Aimmune Therapeutics Inc.	1,087,990	26,025
*	Editas Medicine Inc.	1,134,307	25,805
	Luminex Corp.	1,115,973	25,790
*	Madrigal Pharmaceuticals Inc.	226,838	25,569
*	Orthofix Medical Inc.	474,284	24,895
*	Cardiovascular Systems Inc.	868,081	24,732

29

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	OPKO Health Inc.	8,166,325	24,581
*	Retrophin Inc.	1,082,347	24,494
*	CryoLife Inc.	861,936	24,462
*,^	Clovis Oncology Inc.	1,340,670	24,078
*	Varex Imaging Corp.	994,260	23,544
*	BioCryst Pharmaceuticals Inc.	2,865,749	23,127
*	Spectrum Pharmaceuticals Inc.	2,508,536	21,950
*	CareDx Inc.	868,091	21,824
*	Intersect ENT Inc.	760,126	21,420
*	Invitae Corp.	1,853,293	20,497
*	Vericel Corp.	1,136,862	19,781
*,^	Radius Health Inc.	1,198,216	19,759
	National HealthCare Corp.	249,103	19,542
*	AngioDynamics Inc.	968,801	19,502
*	Revance Therapeutics Inc.	966,975	19,465
*	Acorda Therapeutics Inc.	1,247,713	19,439
*	Audentes Therapeutics Inc.	907,372	19,345
*	OraSure Technologies Inc.	1,605,501	18,752
*	ImmunoGen Inc.	3,896,604	18,704
*	Tactile Systems Technology Inc.	409,526	18,654
	Meridian Bioscience Inc.	1,067,715	18,536
*,^	TherapeuticsMD Inc.	4,856,609	18,504
*,^	Novavax Inc.	10,014,525	18,427
*	R1 RCM Inc.	2,307,869	18,348
*	Cerus Corp.	3,567,573	18,088
*	Amphastar Pharmaceuticals Inc.	905,151	18,013
*	Puma Biotechnology Inc.	875,767	17,822
*	AxoGen Inc.	861,207	17,594
*	Addus HomeCare Corp.	258,595	17,553
*,^	Allogene Therapeutics Inc.	636,393	17,138
*	Hanger Inc.	878,938	16,656
*	Rhythm Pharmaceuticals Inc.	615,839	16,554
*	Inspire Medical Systems Inc.	388,653	16,421
	HealthStream Inc.	666,662	16,100
*	Natera Inc.	1,145,560	15,992
*	Surmodics Inc.	336,417	15,899
*	Heska Corp.	180,506	15,542
*	Fate Therapeutics Inc.	1,201,647	15,417
*	Alder Biopharmaceuticals Inc.	1,501,172	15,387
*,^	Dynavax Technologies Corp.	1,659,735	15,187
*	Lantheus Holdings Inc.	962,664	15,066
*	CorVel Corp.	238,067	14,693
*	Dicerna Pharmaceuticals Inc.	1,317,647	14,086
*,^	Omeros Corp.	1,251,908	13,946
*	MacroGenics Inc.	1,072,034	13,615
*,^	Athenex Inc.	1,069,068	13,566
*	Coherus Biosciences Inc.	1,486,189	13,450
*	Guardant Health Inc.	354,325	13,319
*	Intra-Cellular Therapies Inc.	1,152,383	13,126
*	AMAG Pharmaceuticals Inc.	842,524	12,798
*	BioScrip Inc.	3,537,123	12,628
*	Collegium Pharmaceutical Inc.	728,760	12,513
*	Cymabay Therapeutics Inc.	1,584,195	12,468
*	Eagle Pharmaceuticals Inc.	308,516	12,430
*,^	ViewRay Inc.	2,008,559	12,192
*,^	Akebia Therapeutics Inc.	2,203,476	12,185
*	Anika Therapeutics Inc.	361,395	12,146
*	Kura Oncology Inc.	855,015	12,004
*,^	Intrexon Corp.	1,806,499	11,815
*	Ra Pharmaceuticals Inc.	636,790	11,590
*,^	Apollo Medical Holdings Inc.	581,536	11,543
*	Veracyte Inc.	913,280	11,489
*,^	Allakos Inc.	219,089	11,452
*,^	Cara Therapeutics Inc.	871,372	11,328

30

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	PDL BioPharma Inc.	3,859,491	11,193
*	Intellia Therapeutics Inc.	802,918	10,960
*,^	SIGA Technologies Inc.	1,381,634	10,915
*,^	Akcea Therapeutics Inc.	350,053	10,551
*	G1 Therapeutics Inc.	542,256	10,384
*	PetIQ Inc. Class A	442,206	10,379
*	RadNet Inc.	1,008,011	10,251
*	NanoString Technologies Inc.	688,635	10,212
	Owens & Minor Inc.	1,592,040	10,078
*	Triple-S Management Corp. Class B	573,946	9,981
*	Antares Pharma Inc.	3,624,936	9,860
	LeMaitre Vascular Inc.	412,954	9,762
*	BioSpecifics Technologies Corp.	160,625	9,734
	Utah Medical Products Inc.	116,705	9,696
*	ANI Pharmaceuticals Inc.	211,204	9,508
*,^	Flexion Therapeutics Inc.	837,678	9,483
*	ChemoCentryx Inc.	859,605	9,378
*,^	Rocket Pharmaceuticals Inc.	631,991	9,366
*	Inovio Pharmaceuticals Inc.	2,333,947	9,336
*	OrthoPediatrics Corp.	259,351	9,046
*	Kindred Biosciences Inc.	815,382	8,928
*,^	Viking Therapeutics Inc.	1,157,904	8,858
*	GlycoMimetics Inc.	921,551	8,727
*	Apellis Pharmaceuticals Inc.	648,906	8,559
*	Fluidigm Corp.	991,696	8,548
*,^	Accelerate Diagnostics Inc.	729,004	8,384
*	Akorn Inc.	2,447,255	8,296
*	Cytokinetics Inc.	1,295,539	8,188
*	Aratana Therapeutics Inc.	1,335,173	8,185
*	Deciphera Pharmaceuticals Inc.	389,636	8,178
*	Kiniksa Pharmaceuticals Ltd. Class A	289,216	8,124
*,^	UNITY Biotechnology Inc.	499,394	8,120
*	Tricida Inc.	339,342	8,002
*,^	Corbus Pharmaceuticals Holdings Inc.	1,326,754	7,748
*,^	Senseonics Holdings Inc.	2,979,621	7,717
*	Assembly Biosciences Inc.	338,933	7,667
*	GenMark Diagnostics Inc.	1,562,781	7,595
*,^	Arcus Biosciences Inc.	704,031	7,582
*	Sientra Inc.	586,573	7,455
*	Civitas Solutions Inc.	418,033	7,320
*	SeaSpine Holdings Corp.	398,127	7,262
*	Concert Pharmaceuticals Inc.	575,573	7,223
*,^	Osiris Therapeutics Inc.	528,043	7,129
*	Stemline Therapeutics Inc.	739,542	7,026
*	Cutera Inc.	408,450	6,952
*	RTI Surgical Inc.	1,867,810	6,911
*,^	MediciNova Inc.	831,085	6,790
*,^	Homology Medicines Inc.	296,849	6,638
*	Assertio Therapeutics Inc.	1,762,414	6,362
*,^	CytoSorbents Corp.	763,056	6,165
*	Kadmon Holdings Inc.	2,916,260	6,066
*	Voyager Therapeutics Inc.	643,742	6,051
*,^	Verastem Inc.	1,768,068	5,941
*	BioDelivery Sciences International Inc.	1,599,854	5,919
*	Minerva Neurosciences Inc.	877,166	5,912
*,^	Eloxx Pharmaceuticals Inc.	483,525	5,807
*	ArQule Inc.	2,091,210	5,793
*	Avid Bioservices Inc.	1,407,602	5,771
*,^	Scholar Rock Holding Corp.	245,953	5,650
*	Bovie Medical Corp.	847,416	5,491
*	Aldeyra Therapeutics Inc.	659,883	5,477
*,^	Adamas Pharmaceuticals Inc.	630,847	5,387
*	Catalyst Pharmaceuticals Inc.	2,759,205	5,298
*	Capital Senior Living Corp.	778,459	5,294

31

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Savara Inc.	699,205	5,293
*,^	Surgery Partners Inc.	527,837	5,168
*,^	AVEO Pharmaceuticals Inc.	3,173,033	5,077
*	MEI Pharma Inc.	1,882,379	4,969
*	Eiger BioPharmaceuticals Inc.	479,978	4,877
*,^	Rubius Therapeutics Inc.	302,654	4,867
*,^	MannKind Corp.	4,576,191	4,851
*,^	CASI Pharmaceuticals Inc.	1,169,325	4,701
*,^	Athersys Inc.	3,197,519	4,604
*	Karyopharm Therapeutics Inc.	490,070	4,592
*,^	Quanterix Corp.	247,992	4,541
*,^	Solid Biosciences Inc.	167,543	4,490
*,^	Crinetics Pharmaceuticals Inc.	146,505	4,394
*	Zafgen Inc.	870,696	4,310
*	Tocagen Inc.	522,588	4,290
	Invacare Corp.	997,707	4,290
*	BioLife Solutions Inc.	355,892	4,281
*,^	iRadimed Corp.	172,166	4,211
*	Krystal Biotech Inc.	201,532	4,188
*,^	AcelRx Pharmaceuticals Inc.	1,810,242	4,182
*,^	Tyme Technologies Inc.	1,132,311	4,178
*,^	Abeona Therapeutics Inc.	578,165	4,128
*	American Renal Associates Holdings Inc.	352,593	4,062
*,^	Helius Medical Technologies Inc. Class A	424,314	3,887
*,^	Palatin Technologies Inc.	5,467,412	3,873
*,^	Marinus Pharmaceuticals Inc.	1,298,222	3,726
*	KalVista Pharmaceuticals Inc.	186,785	3,689
*	FONAR Corp.	175,855	3,559
*	Harvard Bioscience Inc.	1,111,685	3,535
*	Ocular Therapeutix Inc.	885,023	3,522
*	Celcuity Inc.	145,249	3,485
*	Aeglea BioTherapeutics Inc.	462,631	3,465
*	Acer Therapeutics Inc.	171,875	3,458
*	Principia Biopharma Inc.	123,505	3,383
*	Imprimis Pharmaceuticals Inc.	588,605	3,349
*	Neuronetics Inc.	172,213	3,332
*,^	Xeris Pharmaceuticals Inc.	194,322	3,303
*	SI-BONE Inc.	157,259	3,285
*	Aduro Biotech Inc.	1,241,088	3,276
*	Synlogic Inc.	465,764	3,265
*	Proteostasis Therapeutics Inc.	994,884	3,223
*	Recro Pharma Inc.	452,913	3,216
*,^	PolarityTE Inc.	238,053	3,211
*,^	EyePoint Pharmaceuticals Inc.	1,692,820	3,199
*	Spring Bank Pharmaceuticals Inc.	307,487	3,195
*,^	CorMedix Inc.	2,470,211	3,187
*	Bellicum Pharmaceuticals Inc.	1,088,148	3,177
*,^	Galectin Therapeutics Inc.	915,093	3,139
*,^	Optinose Inc.	492,665	3,055
*,^	Marker Therapeutics Inc.	549,528	3,050
*	Calithera Biosciences Inc.	749,087	3,004
*,^	Amyris Inc.	894,783	2,989
*,^	Gritstone Oncology Inc.	192,414	2,973
*	Kala Pharmaceuticals Inc.	605,169	2,959
*	Protagonist Therapeutics Inc.	434,340	2,923
*,^	Aptinyx Inc.	172,817	2,858
*	Misonix Inc.	173,618	2,780
*	Y-mAbs Therapeutics Inc.	135,814	2,762
*,^	Evelo Biosciences Inc.	211,239	2,748
*,^	XOMA Corp.	216,177	2,735
*	Arvinas Inc.	209,205	2,688
*	Liquidia Technologies Inc.	123,671	2,679
*	ContraFect Corp.	1,678,529	2,568
*,^	Organovo Holdings Inc.	2,645,999	2,532

32

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Twist Bioscience Corp.	108,304	2,501
*,^	Sesen Bio Inc.	1,729,774	2,456
*	Chembio Diagnostics Inc.	429,204	2,429
*	Verrica Pharmaceuticals Inc.	289,364	2,358
*	Axonics Modulation Technologies Inc.	152,300	2,301
*,^	Pulse Biosciences Inc.	195,729	2,243
*	Syndax Pharmaceuticals Inc.	496,673	2,210
*	Sensus Healthcare Inc.	291,443	2,160
*,^	Eidos Therapeutics Inc.	154,566	2,127
	Psychemedics Corp.	133,274	2,115
*	Ardelyx Inc.	1,166,408	2,088
*	Translate Bio Inc.	272,842	2,046
*	Joint Corp.	245,068	2,039
*,^	ADMA Biologics Inc.	841,538	2,011
*,^	Replimune Group Inc.	195,662	1,957
*	Forty Seven Inc.	122,975	1,933
*	Adverum Biotechnologies Inc.	613,546	1,933
*	Endologix Inc.	2,671,901	1,913
*	Rigel Pharmaceuticals Inc.	808,634	1,860
*	CytomX Therapeutics Inc.	120,727	1,823
*	Progenics Pharmaceuticals Inc.	427,645	1,796
*,^	Kezar Life Sciences Inc.	76,019	1,794
*,^	Sorrento Therapeutics Inc.	743,332	1,784
*,^	Community Health Systems Inc.	630,643	1,778
*,^	Seres Therapeutics Inc.	386,810	1,748
*,^	HTG Molecular Diagnostics Inc.	684,696	1,739
*,^	La Jolla Pharmaceutical Co.	183,499	1,730
*,^	Moderna Inc.	112,563	1,719
*,^	Cohbar Inc.	528,170	1,643
*,^	CEL-SCI Corp.	571,200	1,639
*	Molecular Templates Inc.	396,021	1,600
*	Aquestive Therapeutics Inc.	253,890	1,600
*,^	Anixa Biosciences Inc.	395,301	1,557
*,^	Infinity Pharmaceuticals Inc.	1,310,605	1,547
*,^	resTORbio Inc.	178,693	1,540
*	Pfenex Inc.	481,944	1,537
*	Cidara Therapeutics Inc.	638,301	1,500
*	Durect Corp.	3,064,822	1,481
*,^	BrainStorm Cell Therapeutics Inc.	415,593	1,475
*,^	TG Therapeutics Inc.	351,572	1,441
*	Allena Pharmaceuticals Inc.	261,352	1,424
*	Champions Oncology Inc.	175,385	1,370
*,^	Genesis Healthcare Inc.	1,133,847	1,338
*,^	Rockwell Medical Inc.	587,579	1,328
*	Alphatec Holdings Inc.	578,466	1,325
*	InfuSystem Holdings Inc.	378,907	1,303
*	Strata Skin Sciences Inc.	484,735	1,260
*	Cumberland Pharmaceuticals Inc.	198,124	1,248
*,^	Catasys Inc.	132,873	1,245
*,^	RA Medical Systems Inc.	141,588	1,126
*,^	Lexicon Pharmaceuticals Inc.	166,208	1,104
*,^	Opiant Pharmaceuticals Inc.	76,262	1,102
*,^	Viveve Medical Inc.	1,048,461	1,101
*	Achillion Pharmaceuticals Inc.	685,471	1,090
*	Dermira Inc.	145,810	1,048
*	Chiasma Inc.	327,524	1,019
*	Kodiak Sciences Inc.	142,615	1,013
*	Electromed Inc.	191,336	974
*,^	Ampio Pharmaceuticals Inc.	2,382,232	941
*,^	Adamis Pharmaceuticals Corp.	410,505	924
*,^	Actinium Pharmaceuticals Inc.	2,318,153	897
*,^	Rexahn Pharmaceuticals Inc.	954,334	888
*	Cocrystal Pharma Inc.	246,168	886
*	NantKwest Inc.	745,549	865

33

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Equillium Inc.	104,447	852
*,^	Matinas BioPharma Holdings Inc.	1,428,048	850
*	Syros Pharmaceuticals Inc.	150,406	838
*	LogicBio Therapeutics Inc.	78,230	814
*	AgeX Therapeutics Inc.	271,093	811
*,^	Evoke Pharma Inc.	324,399	805
*,^	Insys Therapeutics Inc.	227,514	796
*	Applied Genetic Technologies Corp.	310,344	773
*	Celldex Therapeutics Inc.	3,866,873	765
*,^	Evofem Biosciences Inc.	181,644	761
*,^	Ekso Bionics Holdings Inc.	574,330	712
*,^	Alimera Sciences Inc.	984,969	707
*,^	Second Sight Medical Products Inc.	796,734	706
*	Catabasis Pharmaceuticals Inc.	157,546	688
*	Enzo Biochem Inc.	246,742	686
*	Sutro Biopharma Inc.	75,677	683
*	CAS Medical Systems Inc.	424,399	679
*	Orgenesis Inc.	143,507	672
*	Pro-Dex Inc.	53,314	644
*	Evolus Inc.	52,845	629
*,^	VIVUS Inc.	281,422	628
*,^	Heat Biologics Inc.	628,229	616
*,^	Sophiris Bio Inc.	725,699	602
*	BioSig Technologies Inc.	140,393	599
*	Aptevo Therapeutics Inc.	451,771	574
*,^	Corindus Vascular Robotics Inc.	604,138	507
*	Vapotherm Inc.	25,409	507
*	Aerpio Pharmaceuticals Inc.	296,248	504
*	Tracon Pharmaceuticals Inc.	779,786	491
*	Avrobio Inc.	29,363	489
*,^	Arsanis Inc.	204,842	475
*,^	SELLAS Life Sciences Group Inc.	376,042	463
*	Cerecor Inc.	140,306	453
*,^	Moleculin Biotech Inc.	431,314	449
*	ImmuCell Corp.	65,054	444
*,^	BioPharmX Corp.	4,086,853	441
*,^	Xtant Medical Holdings Inc.	271,844	438
*	Fortress Biotech Inc.	496,613	427
*,^	ZIOPHARM Oncology Inc.	223,238	417
*,^	Curis Inc.	576,377	398
*,^	Celsion Corp.	274,103	386
*	CTI BioPharma Corp.	512,182	376
*,^	KemPharm Inc.	207,600	370
*,^	Titan Pharmaceuticals Inc.	1,614,133	360
*	PhaseBio Pharmaceuticals Inc.	114,517	354
*	Caladrius Biosciences Inc.	97,507	347
*	Vical Inc.	292,178	345
*,^	Oncocyte Corp.	247,018	341
*,^	Fulgent Genetics Inc.	107,237	340
*,^	SCYNEXIS Inc.	705,187	340
*	Provention Bio Inc.	189,923	336
*,^	Lannett Co. Inc.	65,361	324
*	Quorum Health Corp.	108,392	313
*	Bellerophon Therapeutics Inc.	387,969	311
*	Accuray Inc.	90,051	307
*	Mustang Bio Inc.	104,424	307
*,^	Aethlon Medical Inc.	184,467	306
*,^	T2 Biosystems Inc.	99,177	299
*	Proteon Therapeutics Inc.	127,689	290
*	Alpine Immune Sciences Inc.	72,695	268
*	Agile Therapeutics Inc.	362,750	209
*,^	scPharmaceuticals Inc.	55,200	208
*,^	Hancock Jaffe Laboratories Inc.	143,398	202
*	Avenue Therapeutics Inc.	36,127	195

34

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Vaccinex Inc.	51,814	195
*	IsoRay Inc.	597,951	179
*,^	Navidea Biopharmaceuticals Inc.	1,699,516	174
*	ENDRA Life Sciences Inc.	114,676	172
*,^	Checkpoint Therapeutics Inc.	94,345	172
*	Advaxis Inc.	887,326	169
*	Soleno Therapeutics Inc.	94,777	162
*,^	Regulus Therapeutics Inc.	173,709	162
*	Standard Diversified Inc.	10,576	157
^	Altimmune Inc.	73,246	151
*,^	PAVmed Inc.	151,390	146
*	Catalyst Biosciences Inc.	18,087	143
*	Ovid therapeutics Inc.	53,281	129
*	Constellation Pharmaceuticals Inc.	31,790	127
*	PLx Pharma Inc.	80,502	123
*	Soligenix Inc.	140,021	120
*,^	Genocea Biosciences Inc.	412,724	118
*	Eyenovia Inc.	38,852	111
*,^	Myomo Inc.	76,279	110
*	Synthorx Inc.	5,764	100
*,^	Histogenics Corp.	1,113,347	98
*	Aravive Inc.	26,500	93
*,^	Cleveland BioLabs Inc.	91,596	93
*	Axsome Therapeutics Inc.	30,500	86
	ProPhase Labs Inc.	25,381	80
*	Dynatronics Corp.	27,747	76
*	Fibrocell Science Inc.	47,901	72
*,^	Akers Biosciences Inc.	59,629	67
*	aTyr Pharma Inc.	119,600	59
*,^	Trovagene Inc.	112,756	59
*	Outlook Therapeutics Inc.	117,453	59
*	Retractable Technologies Inc.	98,504	59
*	Idera Pharmaceuticals Inc.	19,628	54
*	Agenus Inc.	22,449	53
*,^	Vermillion Inc.	177,741	53
*	NanoViricides Inc.	254,789	51
*	Bioanalytical Systems Inc.	36,675	47
*	Aridis Pharmaceuticals Inc.	4,070	45
*	Millendo Therapeutics Inc.	5,676	45
*	Aileron Therapeutics Inc.	53,500	45
*	Diffusion Pharmaceuticals Inc.	21,707	43
*,^	Pulmatrix Inc.	178,611	43
*	Adial Pharmaceuticals Inc.	8,150	42
*	Leap Therapeutics Inc.	15,286	31
*,^	Cue Biopharma Inc.	6,352	30
*	NanoVibronix Inc.	7,510	26
*,^	XBiotech Inc.	4,768	24
*,^	Selecta Biosciences Inc.	8,686	23
*	Citius Pharmaceuticals Inc.	22,052	23
*	Precision Therapeutics Inc.	37,306	23
*	Milestone Scientific Inc.	69,031	23
*	AquaBounty Technologies Inc.	8,850	18
*	Biomerica Inc.	10,523	18
*	Pain Therapeutics Inc.	20,219	17
*	Xenetic Biosciences Inc.	10,312	17
*,^	Teligent Inc.	11,824	16
*	Genprex Inc.	14,698	16
*	Gemphire Therapeutics Inc.	18,400	14
*,^	Achieve Life Sciences Inc.	11,135	13
*	Hemispherx Biopharma Inc.	68,925	12
*	American Shared Hospital Services	4,591	11
*	Synergy Pharmaceuticals Inc.	86,515	10
*	NovaBay Pharmaceuticals Inc.	11,471	9
*	Synthetic Biologics Inc.	13,386	7

35

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Novan Inc.	8,672	7
*,^	Neuralstem Inc.	18,234	6
*	Geron Corp.	5,685	6
	Vaxart Inc.	2,300	4
	Diversicare Healthcare Services Inc.	1,605	4
^	Wright Medical Group Inc. CVR	288,011	4
*	Bio-Path Holdings Inc.	19,033	3
	Biolase Inc.	45	—
*	Onconova Therapeutics Inc.	14	—
*,^	Microbot Medical Inc.	2	—
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
*	Sunesis Pharmaceuticals Inc.	2	—
*	CytRx Corp.	1	—
			92,996,696
Industrials (12.9%)
	Boeing Co.	14,412,662	4,648,083
	3M Co.	15,557,202	2,964,269
	Union Pacific Corp.	19,683,934	2,720,910
	Honeywell International Inc.	19,774,557	2,612,614
*	PayPal Holdings Inc.	29,900,604	2,514,342
	Accenture plc Class A	17,053,344	2,404,692
	United Technologies Corp.	21,889,917	2,330,838
	Caterpillar Inc.	15,767,358	2,003,558
	United Parcel Service Inc. Class B	18,574,212	1,811,543
	General Electric Co.	232,375,831	1,759,085
	Danaher Corp.	16,847,463	1,737,310
	Lockheed Martin Corp.	6,458,184	1,691,011
	Automatic Data Processing Inc.	11,109,023	1,456,615
	CSX Corp.	21,430,832	1,331,498
	Deere & Co.	8,594,443	1,282,033
	Raytheon Co.	7,600,390	1,165,520
	Northrop Grumman Corp.	4,637,571	1,135,741
*	Norfolk Southern Corp.	7,275,842	1,088,029
	General Dynamics Corp.	6,723,468	1,056,996
	FedEx Corp.	6,336,498	1,022,267
	Waste Management Inc.	11,388,584	1,013,470
	Illinois Tool Works Inc.	7,979,144	1,010,878
	Emerson Electric Co.	16,724,825	999,308
	Fidelity National Information Services Inc.	8,744,822	896,781
	Sherwin-Williams Co.	2,250,887	885,634
	Eaton Corp. plc	11,570,475	794,429
*	Fiserv Inc.	10,641,615	782,052
	Roper Technologies Inc.	2,763,673	736,574
	Johnson Controls International plc	24,709,735	732,644
	TE Connectivity Ltd.	9,161,876	692,913
	Amphenol Corp. Class A	8,048,560	652,094
*	Worldpay Inc. Class A	8,064,710	616,386
	Ingersoll-Rand plc	6,562,921	598,735
	Agilent Technologies Inc.	8,490,865	572,794
	Paychex Inc.	8,634,549	562,541
	Cummins Inc.	4,075,989	544,715
	Fortive Corp.	8,028,485	543,207
	PACCAR Inc.	9,338,173	533,583
	Parker-Hannifin Corp.	3,537,283	527,550
	Willis Towers Watson plc	3,473,568	527,496
	Waste Connections Inc.	7,044,101	523,024
	Rockwell Automation Inc.	3,226,016	485,451
	Stanley Black & Decker Inc.	4,038,439	483,563
*	Verisk Analytics Inc. Class A	4,174,899	455,231
*	FleetCor Technologies Inc.	2,370,245	440,202
*	Square Inc.	7,818,971	438,566
	Global Payments Inc.	4,228,031	436,037
*	TransDigm Group Inc.	1,265,716	430,419
	AMETEK Inc.	6,203,481	419,976

36

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Ball Corp.	9,057,387	416,459
	Republic Services Inc. Class A	5,638,801	406,501
	Fastenal Co.	7,663,568	400,728
	Cintas Corp.	2,284,107	383,707
*	Mettler-Toledo International Inc.	669,357	378,575
	L3 Technologies Inc.	2,098,968	364,507
*	Waters Corp.	1,921,642	362,518
	WW Grainger Inc.	1,277,442	360,699
	Total System Services Inc.	4,387,381	356,650
	Vulcan Materials Co.	3,524,950	348,265
*	CoStar Group Inc.	972,140	327,942
	Xylem Inc.	4,797,042	320,059
	Expeditors International of Washington Inc.	4,616,823	314,359
	CH Robinson Worldwide Inc.	3,675,570	309,079
*	Keysight Technologies Inc.	4,974,712	308,830
	Broadridge Financial Solutions Inc.	3,114,266	299,748
	Martin Marietta Materials Inc.	1,672,959	287,531
	TransUnion	4,933,847	280,243
	Dover Corp.	3,891,920	276,132
	Textron Inc.	5,829,068	268,079
	Jack Henry & Associates Inc.	2,059,746	260,599
	IDEX Corp.	2,045,942	258,321
	Kansas City Southern	2,706,019	258,290
	Westrock Co.	6,828,915	257,860
	Old Dominion Freight Line Inc.	1,965,687	242,743
*	First Data Corp. Class A	14,280,131	241,477
	Masco Corp.	8,141,551	238,059
	PerkinElmer Inc.	2,966,960	233,055
*	Zebra Technologies Corp.	1,432,521	228,100
	Lennox International Inc.	1,021,975	223,669
*	United Rentals Inc.	2,164,074	221,882
	Jacobs Engineering Group Inc.	3,787,769	221,433
*	Trimble Inc.	6,696,129	220,370
	Huntington Ingalls Industries Inc.	1,144,117	217,737
	Snap-on Inc.	1,496,539	217,432
	JB Hunt Transport Services Inc.	2,325,677	216,381
	Packaging Corp. of America	2,515,838	209,972
	Spirit AeroSystems Holdings Inc. Class A	2,836,259	204,466
	Allegion plc	2,539,492	202,423
*	Sensata Technologies Holding plc	4,376,624	196,248
	Arconic Inc.	11,599,507	195,568
*	XPO Logistics Inc.	3,383,451	192,992
*	Teledyne Technologies Inc.	912,887	189,032
	Graco Inc.	4,445,938	186,062
	Alliance Data Systems Corp.	1,232,840	185,025
	Robert Half International Inc.	3,071,672	175,700
	Pentair plc	4,623,753	174,685
*	HD Supply Holdings Inc.	4,654,585	174,640
	Cognex Corp.	4,363,178	168,724
*	Berry Global Group Inc.	3,486,272	165,702
	AO Smith Corp.	3,846,557	164,248
	Wabtec Corp.	2,319,434	162,940
	Booz Allen Hamilton Holding Corp. Class A	3,599,810	162,243
*	WEX Inc.	1,147,751	160,754
	HEICO Corp. Class A	2,548,378	160,548
	FLIR Systems Inc.	3,683,637	160,386
*	Arrow Electronics Inc.	2,320,385	159,991
	Carlisle Cos. Inc.	1,588,465	159,672
	Nordson Corp.	1,325,418	158,189
	AptarGroup Inc.	1,673,612	157,437
	National Instruments Corp.	3,352,887	152,154
	Allison Transmission Holdings Inc.	3,458,355	151,856
*	Crown Holdings Inc.	3,604,595	149,843
	Toro Co.	2,674,007	149,424

37

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Donaldson Co. Inc.	3,414,666	148,162
	Sealed Air Corp.	4,175,857	145,487
	Hubbell Inc. Class B	1,456,543	144,693
	Sonoco Products Co.	2,659,002	141,273
*	Fair Isaac Corp.	732,930	137,058
*	Euronet Worldwide Inc.	1,305,639	133,671
	Flowserve Corp.	3,498,466	133,012
	Hexcel Corp.	2,293,822	131,528
	Lincoln Electric Holdings Inc.	1,632,586	128,729
	Owens Corning	2,925,079	128,645
	MDU Resources Group Inc.	5,227,316	124,619
	Acuity Brands Inc.	1,069,518	122,941
	Fluor Corp.	3,755,152	120,916
	Watsco Inc.	854,894	118,950
	Oshkosh Corp.	1,914,228	117,361
	Quanta Services Inc.	3,894,232	117,216
*	Genesee & Wyoming Inc. Class A	1,552,846	114,942
	ITT Inc.	2,334,894	112,705
*	AECOM	4,207,608	111,502
	MAXIMUS Inc.	1,708,524	111,208
	Bemis Co. Inc.	2,417,588	110,967
	Woodward Inc.	1,484,055	110,250
	Littelfuse Inc.	636,508	109,148
	Avnet Inc.	2,988,487	107,884
	ManpowerGroup Inc.	1,661,308	107,653
	Curtiss-Wright Corp.	1,050,381	107,265
	Xerox Corp.	5,394,124	106,588
^	Universal Display Corp.	1,131,465	105,871
*	IPG Photonics Corp.	926,630	104,978
	Landstar System Inc.	1,095,122	104,770
	Genpact Ltd.	3,804,037	102,671
	BWX Technologies Inc.	2,641,570	100,987
	Jabil Inc.	3,948,398	97,881
	Crane Co.	1,345,917	97,148
	nVent Electric plc	4,301,823	96,619
*	Kirby Corp.	1,430,657	96,369
	USG Corp.	2,235,637	95,372
*	Esterline Technologies Corp.	780,192	94,754
	AGCO Corp.	1,683,863	93,741
	Insperity Inc.	1,003,200	93,659
	MSC Industrial Direct Co. Inc. Class A	1,209,050	93,000
*	Trex Co. Inc.	1,565,194	92,910
	EMCOR Group Inc.	1,531,960	91,443
*	Stericycle Inc.	2,407,180	88,319
	Graphic Packaging Holding Co.	8,263,233	87,921
	EnerSys	1,124,484	87,271
	MSA Safety Inc.	915,899	86,342
*	RBC Bearings Inc.	644,004	84,429
	Louisiana-Pacific Corp.	3,750,175	83,329
	Brink’s Co.	1,283,602	82,985
*	Generac Holdings Inc.	1,653,604	82,184
	Knight-Swift Transportation Holdings Inc.	3,244,643	81,343
	Regal Beloit Corp.	1,151,058	80,632
	Air Lease Corp. Class A	2,625,886	79,328
*	Proto Labs Inc.	688,072	77,608
	Tetra Tech Inc.	1,477,683	76,500
	Armstrong World Industries Inc.	1,260,753	73,388
	Kennametal Inc.	2,187,554	72,802
*	Owens-Illinois Inc.	4,217,043	72,702
*	Allegheny Technologies Inc.	3,338,446	72,678
	Eagle Materials Inc.	1,188,238	72,518
*	ASGN Inc.	1,323,591	72,136
*	CoreLogic Inc.	2,141,928	71,583
	Macquarie Infrastructure Corp.	1,930,900	70,594

38

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Gardner Denver Holdings Inc.	3,446,468	70,480
*	AMN Healthcare Services Inc.	1,243,372	70,449
	GATX Corp.	984,848	69,737
	Barnes Group Inc.	1,288,232	69,075
	Exponent Inc.	1,361,329	69,033
*	Coherent Inc.	649,462	68,655
	Timken Co.	1,838,217	68,602
*	FTI Consulting Inc.	1,020,998	68,039
	Trinity Industries Inc.	3,301,933	67,987
*	MasTec Inc.	1,673,546	67,879
	Ryder System Inc.	1,404,880	67,645
*	Resideo Technologies Inc.	3,276,926	67,341
*	Clean Harbors Inc.	1,347,226	66,486
*	Aerojet Rocketdyne Holdings Inc.	1,874,459	66,037
	Moog Inc. Class A	850,530	65,899
*	Integer Holdings Corp.	861,931	65,731
*	Axon Enterprise Inc.	1,472,652	64,429
	Vishay Intertechnology Inc.	3,528,357	63,546
*	Rexnord Corp.	2,764,897	63,454
	Valmont Industries Inc.	559,021	62,023
	John Bean Technologies Corp.	843,772	60,591
	Simpson Manufacturing Co. Inc.	1,118,608	60,550
*	Cimpress NV	579,523	59,934
*	SiteOne Landscape Supply Inc.	1,083,744	59,899
*	WESCO International Inc.	1,241,222	59,579
	UniFirst Corp.	403,530	57,733
*	Beacon Roofing Supply Inc.	1,814,837	57,567
*	Mercury Systems Inc.	1,209,898	57,216
	Korn/Ferry International	1,441,890	57,012
	KBR Inc.	3,730,178	56,624
	ABM Industries Inc.	1,751,145	56,229
*	Novanta Inc.	867,011	54,622
	Applied Industrial Technologies Inc.	1,009,736	54,465
	Brady Corp. Class A	1,234,554	53,654
	Otter Tail Corp.	1,060,380	52,637
*	II-VI Inc.	1,619,273	52,562
*	Paylocity Holding Corp.	851,065	51,243
*	Conduent Inc.	4,818,160	51,217
	Granite Construction Inc.	1,253,224	50,480
*	Imperva Inc.	888,960	49,506
	Terex Corp.	1,792,334	49,415
	Silgan Holdings Inc.	2,037,204	48,119
	Deluxe Corp.	1,244,482	47,838
*	TriNet Group Inc.	1,138,217	47,748
*	Rogers Corp.	479,477	47,497
*	Fabrinet	923,989	47,410
	Watts Water Technologies Inc. Class A	731,188	47,184
	Albany International Corp.	752,815	46,998
*	Advanced Disposal Services Inc.	1,883,239	45,085
	Belden Inc.	1,074,293	44,873
*	ExlService Holdings Inc.	852,221	44,844
	EVERTEC Inc.	1,552,357	44,553
*	Plexus Corp.	855,183	43,683
	Franklin Electric Co. Inc.	1,011,717	43,382
	Altra Industrial Motion Corp.	1,717,530	43,196
	Triton International Ltd.	1,385,415	43,045
	Comfort Systems USA Inc.	975,502	42,610
*	Dycom Industries Inc.	787,929	42,580
*	Harsco Corp.	2,139,270	42,486
*	Colfax Corp.	2,026,939	42,363
*	TopBuild Corp.	933,250	41,996
	Covanta Holding Corp.	3,127,482	41,971
	ESCO Technologies Inc.	632,884	41,739
	Forward Air Corp.	759,820	41,676

39

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Cubic Corp.	774,637	41,629
*	Itron Inc.	877,045	41,475
*	Sanmina Corp.	1,715,022	41,263
	Kaman Corp.	724,085	40,614
	Universal Forest Products Inc.	1,558,440	40,457
*	Anixter International Inc.	732,146	39,763
	HEICO Corp.	508,953	39,434
*	MINDBODY Inc. Class A	1,083,292	39,432
*	Aerovironment Inc.	569,090	38,670
	Mueller Water Products Inc. Class A	4,186,606	38,098
*	Saia Inc.	675,834	37,725
	Badger Meter Inc.	753,717	37,090
	Mobile Mini Inc.	1,164,443	36,971
*	Summit Materials Inc. Class A	2,977,386	36,920
	Werner Enterprises Inc.	1,242,265	36,696
	World Fuel Services Corp.	1,694,212	36,273
	US Ecology Inc.	574,402	36,176
	AAON Inc.	1,025,331	35,948
	Matson Inc.	1,107,225	35,453
	Schneider National Inc. Class B	1,893,676	35,355
	ManTech International Corp. Class A	675,356	35,318
*	Evolent Health Inc. Class A	1,753,398	34,980
*	Navistar International Corp.	1,324,129	34,361
	Greenbrier Cos. Inc.	865,938	34,239
	Raven Industries Inc.	939,653	34,006
	Mueller Industries Inc.	1,432,745	33,469
*	Builders FirstSource Inc.	3,060,768	33,393
*	Air Transport Services Group Inc.	1,457,990	33,257
	Actuant Corp. Class A	1,577,741	33,117
	Rush Enterprises Inc. Class A	955,821	32,957
*	Masonite International Corp.	731,057	32,773
	EnPro Industries Inc.	543,251	32,649
*	SPX FLOW Inc.	1,069,507	32,534
	AAR Corp.	868,649	32,435
*	Knowles Corp.	2,414,681	32,139
*	TriMas Corp.	1,166,900	31,845
*	OSI Systems Inc.	433,541	31,779
*	Hub Group Inc. Class A	839,822	31,132
	McGrath RentCorp	604,383	31,114
	Federal Signal Corp.	1,533,613	30,519
	ICF International Inc.	470,548	30,482
*	Kratos Defense & Security Solutions Inc.	2,155,316	30,368
*	SPX Corp.	1,082,250	30,314
*	Huron Consulting Group Inc.	586,973	30,118
*	Gibraltar Industries Inc.	843,143	30,007
*	Casella Waste Systems Inc. Class A	1,048,009	29,858
	Greif Inc. Class A	789,980	29,316
*,^	Ambarella Inc.	823,403	28,803
	Navigant Consulting Inc.	1,167,886	28,088
	AZZ Inc.	671,303	27,094
	Lindsay Corp.	281,044	27,050
*	CBIZ Inc.	1,370,127	26,991
	Benchmark Electronics Inc.	1,231,518	26,084
*	BMC Stock Holdings Inc.	1,683,867	26,066
*	Pluralsight Inc. Class A	1,091,991	25,716
*	Electro Scientific Industries Inc.	858,248	25,713
*	Sykes Enterprises Inc.	1,035,291	25,603
*	Atlas Air Worldwide Holdings Inc.	604,951	25,523
*	JELD-WEN Holding Inc.	1,793,480	25,485
*,^	Inovalon Holdings Inc. Class A	1,796,859	25,479
*	Cardtronics plc Class A	977,419	25,413
	Encore Wire Corp.	504,762	25,329
	Boise Cascade Co.	1,042,310	24,859
*	Continental Building Products Inc.	976,578	24,854

40

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Sun Hydraulics Corp.	737,075	24,464
*	Atkore International Group Inc.	1,228,299	24,369
	Aircastle Ltd.	1,400,193	24,139
	KEMET Corp.	1,371,997	24,065
*	Verra Mobility Corp.	2,439,800	23,812
	Advanced Drainage Systems Inc.	978,901	23,738
*	TTM Technologies Inc.	2,414,417	23,492
*	PGT Innovations Inc.	1,457,305	23,098
*	TrueBlue Inc.	1,030,124	22,920
	Kadant Inc.	280,234	22,828
	Tennant Co.	431,615	22,491
	Heartland Express Inc.	1,200,076	21,961
	ArcBest Corp.	640,406	21,940
	Apogee Enterprises Inc.	725,282	21,650
*	Milacron Holdings Corp.	1,819,072	21,629
	Standex International Corp.	318,261	21,381
	Methode Electronics Inc.	916,338	21,342
	Primoris Services Corp.	1,065,872	20,390
	AVX Corp.	1,325,010	20,206
*	Installed Building Products Inc.	580,126	19,544
	Douglas Dynamics Inc.	533,862	19,160
	Kforce Inc.	615,060	19,018
	CTS Corp.	718,354	18,598
	Wabash National Corp.	1,420,648	18,582
	Maxar Technologies Ltd.	1,547,928	18,513
	GrafTech International Ltd.	1,610,669	18,426
	Mesa Laboratories Inc.	87,324	18,197
*	Astronics Corp.	597,165	18,184
*	Vicor Corp.	480,517	18,159
	MTS Systems Corp.	452,070	18,142
*	FARO Technologies Inc.	439,263	17,852
	Alamo Group Inc.	230,635	17,833
	Cass Information Systems Inc.	335,547	17,757
*,^	MACOM Technology Solutions Holdings Inc.	1,204,795	17,482
	Gorman-Rupp Co.	528,589	17,132
	H&E Equipment Services Inc.	837,846	17,109
*	Patrick Industries Inc.	572,818	16,961
*	Tutor Perini Corp.	1,052,195	16,804
	Columbus McKinnon Corp.	552,359	16,648
	Astec Industries Inc.	551,052	16,636
*	Thermon Group Holdings Inc.	817,108	16,571
	Kelly Services Inc. Class A	804,273	16,472
*	SEACOR Holdings Inc.	420,248	15,549
*	NV5 Global Inc.	256,442	15,528
*	Gates Industrial Corp. plc	1,169,306	15,482
	Marten Transport Ltd.	950,214	15,384
*	Evo Payments Inc. Class A	623,366	15,378
	Hyster-Yale Materials Handling Inc.	244,576	15,154
*,^	US Concrete Inc.	419,838	14,812
	Argan Inc.	388,590	14,704
	Heidrick & Struggles International Inc.	470,577	14,677
	Triumph Group Inc.	1,236,161	14,216
*	Echo Global Logistics Inc.	694,980	14,129
*	Engility Holdings Inc.	485,605	13,820
*	Manitowoc Co. Inc.	923,440	13,639
	Briggs & Stratton Corp.	1,023,156	13,383
	Global Brass & Copper Holdings Inc.	526,608	13,244
	DMC Global Inc.	370,109	12,998
	Kimball International Inc. Class B	915,360	12,989
*	Aegion Corp. Class A	772,491	12,607
	Quanex Building Products Corp.	925,744	12,581
	Ennis Inc.	651,478	12,541
	Myers Industries Inc.	804,543	12,157
*	Control4 Corp.	677,747	11,928

41

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Insteel Industries Inc.	490,926	11,920
*	Donnelley Financial Solutions Inc.	841,113	11,801
*,^	Team Inc.	792,619	11,612
*	DXP Enterprises Inc.	401,573	11,180
	National Research Corp.	289,778	11,052
*	CAI International Inc.	474,091	11,013
*	Ducommun Inc.	303,154	11,011
*	MYR Group Inc.	390,071	10,988
	Resources Connection Inc.	761,653	10,815
	Essendant Inc.	851,883	10,717
	Park Electrochemical Corp.	586,069	10,590
	NVE Corp.	119,611	10,471
*	Great Lakes Dredge & Dock Corp.	1,577,589	10,444
	Barrett Business Services Inc.	182,268	10,435
	TTEC Holdings Inc.	359,368	10,267
	Quad/Graphics Inc.	808,240	9,958
*	Heritage-Crystal Clean Inc.	423,201	9,738
*	Kimball Electronics Inc.	626,636	9,707
*	Willdan Group Inc.	273,086	9,553
*	International Seaways Inc.	541,935	9,126
	Miller Industries Inc.	336,376	9,082
	Daktronics Inc.	1,216,874	9,005
*	Veeco Instruments Inc.	1,213,128	8,989
*,^	CryoPort Inc.	807,045	8,902
	Allied Motion Technologies Inc.	199,138	8,899
*	Sterling Construction Co. Inc.	797,204	8,682
*	Landec Corp.	719,371	8,517
	CRA International Inc.	195,182	8,305
	Graham Corp.	351,213	8,022
*	UFP Technologies Inc.	261,648	7,860
*,^	Livent Corp.	567,839	7,836
*	Vishay Precision Group Inc.	258,080	7,802
	NN Inc.	1,152,697	7,735
*	Cross Country Healthcare Inc.	1,036,334	7,596
*	Nuvectra Corp.	445,301	7,276
	B. Riley Financial Inc.	508,674	7,223
*	Armstrong Flooring Inc.	606,011	7,175
	Multi-Color Corp.	200,788	7,046
	Hurco Cos. Inc.	194,786	6,954
*	Franklin Covey Co.	303,613	6,780
	Powell Industries Inc.	269,908	6,750
*,^	Energy Recovery Inc.	999,797	6,729
	VSE Corp.	222,438	6,653
*	Blue Bird Corp.	364,293	6,626
*	Eagle Bulk Shipping Inc.	1,428,322	6,585
	Advanced Emissions Solutions Inc.	622,187	6,564
*	PRGX Global Inc.	685,615	6,493
*	Northwest Pipe Co.	273,289	6,365
	Park-Ohio Holdings Corp.	206,719	6,344
*	IntriCon Corp.	239,580	6,320
*,^	BlueLinx Holdings Inc.	253,321	6,260
	Spartan Motors Inc.	857,118	6,197
*	Information Services Group Inc.	1,427,047	6,051
*	Mistras Group Inc.	420,304	6,044
*	Covenant Transportation Group Inc. Class A	302,080	5,800
*	CECO Environmental Corp.	840,101	5,671
*	Twin Disc Inc.	380,026	5,605
*	Era Group Inc.	632,959	5,532
	BG Staffing Inc.	267,691	5,528
*	InnerWorkings Inc.	1,431,173	5,353
*	GP Strategies Corp.	421,245	5,312
*	Napco Security Technologies Inc.	336,052	5,293
*	Sparton Corp.	280,551	5,103
*	Lydall Inc.	243,505	4,946

42

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Omega Flex Inc.	91,330	4,938
	Bel Fuse Inc. Class B	266,476	4,908
*	ShotSpotter Inc.	154,978	4,832
*	Commercial Vehicle Group Inc.	817,175	4,658
*	Everi Holdings Inc.	893,033	4,599
	Griffon Corp.	439,398	4,592
*	Radiant Logistics Inc.	1,061,854	4,513
	EVI Industries Inc.	134,817	4,496
*	Willis Lease Finance Corp.	128,860	4,459
*	LB Foster Co. Class A	278,605	4,430
*	Daseke Inc.	1,202,357	4,425
	Eastern Co.	180,832	4,373
*	Acacia Research Corp.	1,435,005	4,276
*	Intevac Inc.	751,302	3,929
*	Lawson Products Inc.	120,622	3,812
*,^	Energous Corp.	652,950	3,781
*	CyberOptics Corp.	212,407	3,745
*	USA Truck Inc.	249,697	3,738
*	Gencor Industries Inc.	332,187	3,644
*	Orion Group Holdings Inc.	841,239	3,609
*,^	Turtle Beach Corp.	248,034	3,539
	NACCO Industries Inc. Class A	101,152	3,429
	Universal Logistics Holdings Inc.	187,298	3,388
*	Transcat Inc.	176,375	3,355
*,^	Cardlytics Inc.	309,483	3,352
	United States Lime & Minerals Inc.	47,159	3,348
	Crawford & Co. Class A	367,479	3,271
*	IES Holdings Inc.	209,645	3,260
*	Foundation Building Materials Inc.	381,771	3,173
	Crawford & Co. Class B	350,182	3,152
*	General Finance Corp.	305,932	3,093
	Global Water Resources Inc.	295,043	2,992
*	Iteris Inc.	792,279	2,955
	Richardson Electronics Ltd.	339,072	2,947
*	ServiceSource International Inc.	2,650,656	2,863
*	OptimizeRx Corp.	258,343	2,834
*	PAM Transportation Services Inc.	65,281	2,573
*,^	Maxwell Technologies Inc.	1,219,253	2,524
*	Houston Wire & Cable Co.	465,712	2,356
*,^	Asure Software Inc.	452,640	2,299
*	StarTek Inc.	338,150	2,249
*	Luna Innovations Inc.	659,902	2,211
*	Ultralife Corp.	324,252	2,189
*,^	Forterra Inc.	565,451	2,126
*	Universal Technical Institute Inc.	564,724	2,061
*	Frequency Electronics Inc.	191,069	2,025
*,^	ExOne Co.	303,438	2,009
*	3PEA International Inc.	564,546	1,987
*	DHI Group Inc.	1,254,116	1,906
*	Arotech Corp.	717,564	1,880
*	Perceptron Inc.	207,487	1,672
*	CIRCOR International Inc.	73,933	1,575
*	Patriot Transportation Holding Inc.	80,602	1,571
*,^	Aqua Metals Inc.	841,348	1,531
*,^	MicroVision Inc.	2,514,638	1,519
	RF Industries Ltd.	201,049	1,460
	Steel Connect Inc.	822,121	1,422
*	CPI Aerostructures Inc.	222,135	1,415
*	NCI Building Systems Inc.	191,859	1,391
*	Goldfield Corp.	599,302	1,354
*	Lincoln Educational Services Corp.	420,738	1,346
*	Wesco Aircraft Holdings Inc.	156,685	1,238
*	Perma-Pipe International Holdings Inc.	139,330	1,219
*	Sharps Compliance Corp.	345,073	1,132

43

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	IEC Electronics Corp.	195,868	1,120
	LSI Industries Inc.	337,386	1,070
*,^	Horizon Global Corp.	692,184	990
*,^	eMagin Corp.	941,638	970
*	FreightCar America Inc.	136,294	912
	Espey Manufacturing & Electronics Corp.	36,513	910
*	NRC Group Holdings Corp.	115,588	884
*	Hudson Global Inc.	612,530	827
*	Taylor Devices Inc.	67,427	809
	Issuer Direct Corp.	68,008	772
*	Charah Solutions Inc.	91,860	767
	RR Donnelley & Sons Co.	189,623	751
*,^	LightPath Technologies Inc. Class A	479,513	714
*	Tecogen Inc.	168,227	611
	AMCON Distributing Co.	6,102	609
*,^	Medical Transcription Billing Corp.	158,438	602
^	ADT Inc.	100,100	602
*	PFSweb Inc.	110,737	568
*	Wireless Telecom Group Inc.	316,572	560
*,^	Odyssey Marine Exploration Inc.	166,648	555
*	Air T Inc.	21,726	532
*	SIFCO Industries Inc.	152,452	526
	Greif Inc. Class B	11,156	495
*,^	Lightbridge Corp.	754,234	411
*	ARC Document Solutions Inc.	193,400	396
	Ecology and Environment Inc.	34,432	390
*	ALJ Regional Holdings Inc.	287,886	377
	Chicago Rivet & Machine Co.	11,328	357
*	Image Sensing Systems Inc.	78,888	355
*	UQM Technologies Inc.	411,473	350
*	Manitex International Inc.	60,530	344
*	Perma-Fix Environmental Services	140,143	329
*	CUI Global Inc.	250,700	308
	Rush Enterprises Inc. Class B	7,149	254
*	DLH Holdings Corp.	52,984	251
*,^	Digital Ally Inc.	92,198	247
*	AMREP Corp.	41,229	245
*	Fuel Tech Inc.	195,916	233
*	Ballantyne Strong Inc.	174,184	200
*,^	Workhorse Group Inc.	376,786	199
*	Rubicon Technology Inc.	24,849	196
*	Command Security Corp.	69,851	196
*,^	Capstone Turbine Corp.	312,203	187
*	Vertex Energy Inc.	175,910	179
*	Broadwind Energy Inc.	134,882	175
*	Black Box Corp.	161,725	175
*,^	Applied DNA Sciences Inc.	423,983	170
*	Coda Octopus Group Inc.	28,445	166
*	Jewett-Cameron Trading Co. Ltd.	21,200	151
*	Summit Wireless Technologies Inc.	40,430	138
	LSC Communications Inc.	17,799	125
*,^	Revolution Lighting Technologies Inc.	294,100	116
*	Pioneer Power Solutions Inc.	19,717	104
*	Continental Materials Corp.	8,941	97
*	US Xpress Enterprises Inc. Class A	15,500	87
*,^	DPW Holdings Inc.	643,967	66
*,^	Research Frontiers Inc.	41,627	65
*	AeroCentury Corp.	6,716	64
*,^	Marathon Patent Group Inc.	165,563	60
*	Huttig Building Products Inc.	32,919	59
*	Volt Information Sciences Inc.	27,105	58
*	Payment Data Systems Inc.	30,184	50
	Servotronics Inc.	4,914	49
*	LGL Group Inc.	7,908	48

44

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	ENGlobal Corp.	79,627	45
*	Bio-key International Inc.	54,321	41
	Bel Fuse Inc. Class A	2,773	38
*	ASV Holdings Inc.	15,986	32
*	Energy Focus Inc.	40,994	25
*	Industrial Services of America Inc.	22,612	25
*	Sypris Solutions Inc.	31,729	25
*	Air Industries Group	30,824	22
*	EnSync Inc.	102,372	18
*	Professional Diversity Network Inc.	17,285	17
*,^	Boxlight Corp. Class A	12,500	15
*,^	Hudson Technologies Inc.	8,677	8
*	Quest Resource Holding Corp.	2,760	4
*	Polar Power Inc.	700	3
*,§	Patriot National Inc.	129,819	3
*	Cemtrex Inc.	820	—
*	Dorian LPG Ltd.	20	—
			86,436,752
Oil & Gas (5.0%)
	Exxon Mobil Corp.	113,056,417	7,709,317
	Chevron Corp.	51,040,764	5,552,725
	ConocoPhillips	30,760,203	1,917,899
	EOG Resources Inc.	15,497,769	1,351,560
	Schlumberger Ltd.	36,975,353	1,334,071
	Occidental Petroleum Corp.	20,171,504	1,238,127
	Marathon Petroleum Corp.	18,457,340	1,089,168
	Phillips 66	11,703,920	1,008,293
	Valero Energy Corp.	11,335,926	849,854
	Kinder Morgan Inc.	50,105,568	770,624
	Williams Cos. Inc.	32,337,588	713,044
	Pioneer Natural Resources Co.	4,556,092	599,217
	ONEOK Inc.	10,991,047	592,967
	Anadarko Petroleum Corp.	13,476,858	590,825
	Halliburton Co.	22,199,445	590,061
*	Concho Resources Inc.	5,352,480	550,181
	Diamondback Energy Inc.	4,378,462	405,883
*	Cheniere Energy Inc.	6,170,562	365,236
	Marathon Oil Corp.	22,197,527	318,313
	Hess Corp.	7,519,580	304,543
	Baker Hughes a GE Co. Class A	13,693,897	294,419
	Devon Energy Corp.	11,848,957	267,075
	Apache Corp.	10,109,289	265,369
	National Oilwell Varco Inc.	10,202,203	262,197
	Cabot Oil & Gas Corp.	11,481,265	256,606
	Noble Energy Inc.	12,791,605	239,971
	HollyFrontier Corp.	4,617,898	236,067
	Targa Resources Corp.	6,105,872	219,934
	OGE Energy Corp.	5,318,413	208,429
	Cimarex Energy Co.	2,547,695	157,065
	Helmerich & Payne Inc.	2,760,341	132,331
	EQT Corp.	6,787,163	128,210
*	WPX Energy Inc.	11,203,775	127,163
*	Parsley Energy Inc. Class A	7,071,139	112,997
*	Equitrans Midstream Corp.	5,440,902	108,927
	Murphy Oil Corp.	4,387,074	102,614
*,^	Transocean Ltd.	14,642,727	101,621
*	Continental Resources Inc.	2,514,265	101,048
	PBF Energy Inc. Class A	3,042,241	99,390
*	First Solar Inc.	1,948,143	82,708
*	Newfield Exploration Co.	5,324,204	78,053
	Delek US Holdings Inc.	2,177,124	70,778
^	Core Laboratories NV	1,179,549	70,372
	Range Resources Corp.	6,658,366	63,721
*	Antero Resources Corp.	6,736,496	63,256

45

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	5,507,827	57,006
*	Apergy Corp.	2,057,251	55,710
*	Whiting Petroleum Corp.	2,438,185	55,322
*	Centennial Resource Development Inc. Class A	4,922,809	54,249
*	Chart Industries Inc.	830,226	53,990
*	Southwestern Energy Co.	15,412,202	52,556
*	PDC Energy Inc.	1,750,731	52,102
*,^	Chesapeake Energy Corp.	23,229,804	48,783
*	Oasis Petroleum Inc.	8,455,703	46,760
	SM Energy Co.	2,982,827	46,174
*	Matador Resources Co.	2,804,401	43,552
^	Ensco plc Class A	11,629,243	41,400
*	CNX Resources Corp.	3,547,881	40,517
*	Callon Petroleum Co.	6,009,298	39,000
*	QEP Resources Inc.	6,246,965	35,170
*	NOW Inc.	2,883,349	33,562
*	Oceaneering International Inc.	2,597,896	31,435
*	Arcosa Inc.	1,116,144	30,906
*	SRC Energy Inc.	6,445,257	30,293
	McDermott International Inc.	4,578,887	29,946
*	Magnolia Oil & Gas Corp.	2,648,968	29,695
*	Dril-Quip Inc.	983,182	29,525
	SemGroup Corp. Class A	2,082,876	28,702
*	Rowan Cos. plc Class A	3,369,041	28,266
	CVR Energy Inc.	808,421	27,874
*	MRC Global Inc.	2,274,688	27,819
*	ProPetro Holding Corp.	2,203,673	27,149
*	Cactus Inc. Class A	989,173	27,113
*	Gulfport Energy Corp.	3,916,155	25,651
	Archrock Inc.	3,419,375	25,611
*	Carrizo Oil & Gas Inc.	2,213,803	24,994
*	Renewable Energy Group Inc.	899,589	23,119
*	C&J Energy Services Inc.	1,596,149	21,548
*	Denbury Resources Inc.	12,273,735	20,988
*	Oil States International Inc.	1,422,310	20,311
*	Helix Energy Solutions Group Inc.	3,694,700	19,988
*	Unit Corp.	1,319,209	18,838
*	Penn Virginia Corp.	338,966	18,325
*	Northern Oil and Gas Inc.	8,059,585	18,215
	Nabors Industries Ltd.	8,967,801	17,936
*,^	Tellurian Inc.	2,544,628	17,685
*	California Resources Corp.	1,003,419	17,098
*	Laredo Petroleum Inc.	4,689,527	16,976
*	Noble Corp. plc	6,424,982	16,833
*	TPI Composites Inc.	639,958	15,730
*	Tidewater Inc.	813,318	15,559
*	Newpark Resources Inc.	2,242,222	15,404
*,^	Diamond Offshore Drilling Inc.	1,618,029	15,274
*	Exterran Corp.	850,875	15,060
	RPC Inc.	1,430,113	14,115
*	Superior Energy Services Inc.	4,184,455	14,018
	Green Plains Inc.	1,032,886	13,541
*	WildHorse Resource Development Corp.	945,861	13,346
*,^	Resolute Energy Corp.	457,673	13,263
*,^	Jagged Peak Energy Inc.	1,429,558	13,038
*	Par Pacific Holdings Inc.	845,220	11,985
*	KLX Energy Services Holdings Inc.	509,580	11,950
*	Matrix Service Co.	658,160	11,807
	Liberty Oilfield Services Inc. Class A	908,424	11,764
*,^	Enphase Energy Inc.	2,166,590	10,248
*	REX American Resources Corp.	145,927	9,939
*	Keane Group Inc.	1,203,078	9,841
*	Bonanza Creek Energy Inc.	469,584	9,706
*	W&T Offshore Inc.	2,333,453	9,614

46

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Nine Energy Service Inc.	392,059	8,837
*	Forum Energy Technologies Inc.	2,128,461	8,791
*,^	SunPower Corp. Class A	1,633,340	8,118
*	Roan Resources Inc.	954,515	7,999
*	Talos Energy Inc.	487,490	7,956
^	Solaris Oilfield Infrastructure Inc. Class A	655,269	7,922
*	HighPoint Resources Corp.	2,836,688	7,063
*	Natural Gas Services Group Inc.	408,122	6,710
*	Ameresco Inc. Class A	472,549	6,663
	Panhandle Oil and Gas Inc. Class A	420,425	6,517
	Mammoth Energy Services Inc.	341,448	6,139
*	TETRA Technologies Inc.	3,516,988	5,909
*	FTS International Inc.	828,010	5,887
	Evolution Petroleum Corp.	850,210	5,798
*	Abraxas Petroleum Corp.	4,689,560	5,112
*,^	American Superconductor Corp.	424,134	4,729
*	Trecora Resources	598,320	4,667
*	SilverBow Resources Inc.	195,058	4,611
*	Green Brick Partners Inc.	624,917	4,524
*	Independence Contract Drilling Inc.	1,382,906	4,315
*	SEACOR Marine Holdings Inc.	336,561	3,958
*,^	Legacy Reserves Inc.	2,558,847	3,941
*	Chaparral Energy Inc. Class A	763,888	3,758
*	Goodrich Petroleum Corp.	265,176	3,580
*,^	Plug Power Inc.	2,389,426	2,963
*	Geospace Technologies Corp.	271,004	2,794
	Berry Petroleum Corp.	319,148	2,793
*,^	Bristow Group Inc.	1,026,587	2,495
*	Gulf Island Fabrication Inc.	342,749	2,475
*	Infrastructure and Energy Alternatives Inc.	296,274	2,426
*	Contango Oil & Gas Co.	694,493	2,257
*,^	Comstock Resources Inc.	469,715	2,128
	Adams Resources & Energy Inc.	52,702	2,040
*	Isramco Inc.	17,203	2,039
*	Earthstone Energy Inc. Class A	446,981	2,020
*	Dawson Geophysical Co.	580,779	1,963
*	Altus Midstream Co. Class A	240,505	1,859
*	NCS Multistage Holdings Inc.	323,026	1,644
*	Lonestar Resources US Inc. Class A	442,746	1,616
*,^	FuelCell Energy Inc.	2,644,061	1,456
*,^	EP Energy Corp. Class A	1,635,435	1,145
*	Ring Energy Inc.	188,279	956
*,^	US Well Services Inc.	139,200	905
*	Ranger Energy Services Inc.	174,110	900
*	Quintana Energy Services Inc.	240,859	833
*	SandRidge Energy Inc.	107,291	816
*	VAALCO Energy Inc.	518,252	762
*,^	Approach Resources Inc.	543,177	474
*	Hornbeck Offshore Services Inc.	304,438	438
*	Superior Drilling Products Inc.	341,897	400
*	Pioneer Energy Services Corp.	322,269	396
*	ION Geophysical Corp.	71,876	372
*,^	Torchlight Energy Resources Inc.	496,202	280
*	Mitcham Industries Inc.	103,443	265
*	Rosehill Resources Inc. Class A	83,245	186
*,^	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	131
*,^	Zion Oil & Gas Inc.	264,857	111
*,^	Enservco Corp.	243,940	90
*,^	PHI Inc.	38,724	87
*,^	Ideal Power Inc.	94,214	23
*	Flotek Industries Inc.	16,578	18
*	Tidewater Inc. Warrants Series A	8,839	15
*	Tidewater Inc. Warrants Series B	9,555	13
*	PEDEVCO Corp.	8,400	6

47

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	SAExploration Holdings Inc.	1,505	3
*	PrimeEnergy Corp.	17	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	1
*	Jones Energy Inc. Class A	782	—
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	—
*,§	Rex Energy Corp.	302	—
*,^	Covia Holdings Corp.	1	—
*,^,§	Harvest Natural Resources Inc.	51,829	—
			33,574,222
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	234,057	2,270
*,§	A Schulman Inc. CVR	659,182	1,259
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	201,001	911
*,^,§	Ocera Therapeutics CVR Line	653,477	176
*,§	NewStar Financial Inc. CVR	551,185	143
*	Corium CVR	782,067	141
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,§	Social Reality Inc. Rights Exp. 12/31/2019	148,260	27
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	Clinical Data CVR	216,285	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,§	Biosante Pharmaceutical Inc. CVR	253,823	—
*	Kadmon Warrants Exp. 09/29/2022	169,257	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,659	—
			5,224
Technology (19.3%)
	Microsoft Corp.	206,471,453	20,971,305
	Apple Inc.	114,093,756	17,997,149
*	Facebook Inc. Class A	64,181,484	8,413,551
*	Alphabet Inc. Class A	7,987,157	8,346,260
*	Alphabet Inc. Class C	7,938,287	8,220,969
	Intel Corp.	121,924,450	5,721,914
	Cisco Systems Inc.	120,089,777	5,203,490
	Oracle Corp.	70,840,246	3,198,437
*	Adobe Inc.	13,040,518	2,950,287
	International Business Machines Corp.	24,277,551	2,759,629
	Broadcom Inc.	10,493,014	2,668,164
*	salesforce.com Inc.	19,415,586	2,659,353
	Texas Instruments Inc.	25,658,297	2,424,709
	NVIDIA Corp.	15,482,119	2,066,863
	QUALCOMM Inc.	32,379,778	1,842,733
	Intuit Inc.	6,585,915	1,296,437
	Cognizant Technology Solutions Corp. Class A	15,470,283	982,054
*	Micron Technology Inc.	30,300,271	961,428
	HP Inc.	42,246,996	864,374
	Applied Materials Inc.	26,262,362	859,830
*	ServiceNow Inc.	4,790,815	853,005
	Analog Devices Inc.	9,883,224	848,277
*	Red Hat Inc.	4,715,235	828,184
*	Autodesk Inc.	5,840,730	751,176
	Corning Inc.	21,388,016	646,132
*	Workday Inc. Class A	3,981,782	635,811
	Xilinx Inc.	6,760,219	575,768
	Lam Research Corp.	4,145,768	564,529
*	Twitter Inc.	18,308,384	526,183
	Hewlett Packard Enterprise Co.	39,301,372	519,171
	Motorola Solutions Inc.	4,363,663	501,996
*	Advanced Micro Devices Inc.	25,377,737	468,473
^	Microchip Technology Inc.	6,319,140	454,473
*	Palo Alto Networks Inc.	2,394,181	450,944

48

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Cerner Corp.	8,366,529	438,741
*	VeriSign Inc.	2,907,099	431,094
	Harris Corp.	3,138,824	422,643
*	Splunk Inc.	3,913,358	410,316
	NetApp Inc.	6,716,627	400,781
	DXC Technology Co.	7,486,678	398,067
*	IAC/InterActiveCorp	2,073,642	379,559
	Maxim Integrated Products Inc.	7,400,696	376,325
	KLA-Tencor Corp.	4,084,860	365,554
	Citrix Systems Inc.	3,415,481	349,950
*	Synopsys Inc.	3,971,071	334,523
*	Cadence Design Systems Inc.	7,546,303	328,113
	CDW Corp.	4,011,628	325,142
*	ANSYS Inc.	2,230,098	318,770
	Skyworks Solutions Inc.	4,747,702	318,191
	Symantec Corp.	16,196,458	306,032
*	Arista Networks Inc.	1,409,656	297,014
*	Gartner Inc.	2,302,312	294,328
*	Veeva Systems Inc. Class A	3,253,391	290,593
	VMware Inc. Class A	2,027,441	278,023
*	GoDaddy Inc. Class A	4,231,820	277,692
*	Fortinet Inc.	3,854,252	271,455
	SS&C Technologies Holdings Inc.	5,999,489	270,637
	Western Digital Corp.	7,317,660	270,534
	Marvell Technology Group Ltd.	16,647,560	269,524
	Seagate Technology plc	6,854,022	264,497
*	F5 Networks Inc.	1,612,967	261,349
*	Akamai Technologies Inc.	4,119,734	251,633
	Juniper Networks Inc.	9,182,752	247,108
*	PTC Inc.	2,842,753	235,664
*	Tableau Software Inc. Class A	1,905,859	228,703
	Leidos Holdings Inc.	3,995,734	210,655
*	Qorvo Inc.	3,326,026	201,990
*	Ultimate Software Group Inc.	790,269	193,513
*	ON Semiconductor Corp.	11,208,426	185,051
*	Tyler Technologies Inc.	980,923	182,275
*,^	Twilio Inc. Class A	2,003,301	178,895
*	Guidewire Software Inc.	2,157,588	173,103
*	Dell Technologies Inc.	3,409,565	166,625
*	Integrated Device Technology Inc.	3,438,371	166,520
	CDK Global Inc.	3,428,010	164,133
*	Paycom Software Inc.	1,329,799	162,834
*	EPAM Systems Inc.	1,369,194	158,840
*	Zendesk Inc.	2,714,375	158,438
*	Okta Inc.	2,463,128	157,148
*	Aspen Technology Inc.	1,882,954	154,741
	Teradyne Inc.	4,764,000	149,494
*	Nutanix Inc.	3,580,677	148,920
*	RingCentral Inc. Class A	1,735,872	143,105
*	athenahealth Inc.	1,079,610	142,433
*	ARRIS International plc	4,390,261	134,210
*	Ciena Corp.	3,798,120	128,794
*	HubSpot Inc.	993,712	124,939
	Monolithic Power Systems Inc.	1,073,106	124,749
	Cypress Semiconductor Corp.	9,655,741	122,821
*	Proofpoint Inc.	1,454,947	121,939
*	Teradata Corp.	3,160,109	121,222
*	Cree Inc.	2,737,593	117,101
	LogMeIn Inc.	1,363,275	111,202
	Entegris Inc.	3,763,959	104,996
*	Medidata Solutions Inc.	1,548,084	104,372
*	Nuance Communications Inc.	7,672,139	101,502
*	RealPage Inc.	1,998,908	96,327
*	CACI International Inc. Class A	658,939	94,907

49

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	MKS Instruments Inc.	1,438,555	92,945
*	Coupa Software Inc.	1,470,969	92,465
*	New Relic Inc.	1,138,300	92,168
*	DocuSign Inc. Class A	2,292,219	91,872
*	Silicon Laboratories Inc.	1,148,594	90,521
*,^	ViaSat Inc.	1,509,327	88,975
	SYNNEX Corp.	1,090,506	88,156
*	Pure Storage Inc. Class A	5,478,283	88,091
*,^	Snap Inc.	15,675,511	86,372
	j2 Global Inc.	1,243,142	86,249
*	CommScope Holding Co. Inc.	5,123,208	83,969
*	Lumentum Holdings Inc.	1,987,966	83,514
*	Tech Data Corp.	1,019,712	83,423
*	Dropbox Inc. Class A	4,032,912	82,392
	Blackbaud Inc.	1,296,397	81,543
*	ACI Worldwide Inc.	2,926,934	80,988
*	FireEye Inc.	4,988,070	80,857
*	Semtech Corp.	1,752,484	80,386
*	Manhattan Associates Inc.	1,742,409	73,826
*	Verint Systems Inc.	1,728,595	73,137
*	2U Inc.	1,464,509	72,815
*	NCR Corp.	3,140,685	72,487
	Science Applications International Corp.	1,129,585	71,955
*	Cornerstone OnDemand Inc.	1,399,426	70,573
	Cabot Microelectronics Corp.	724,725	69,103
*	Finisar Corp.	3,135,149	67,719
*	Qualys Inc.	894,855	66,881
*	CommVault Systems Inc.	1,113,345	65,788
*	Five9 Inc.	1,482,752	64,826
	Perspecta Inc.	3,726,073	64,163
*	Premier Inc. Class A	1,696,211	63,353
	InterDigital Inc.	925,169	61,459
*	Viavi Solutions Inc.	6,053,510	60,838
*,^	MongoDB Inc.	709,395	59,405
*	Ellie Mae Inc.	929,898	58,425
^	Match Group Inc.	1,355,756	57,986
*	Box Inc.	3,403,874	57,457
*	Envestnet Inc.	1,158,002	56,962
*	Alteryx Inc. Class A	949,855	56,488
*	Bottomline Technologies DE Inc.	1,144,216	54,922
*	Cirrus Logic Inc.	1,603,790	53,214
*	Zscaler Inc.	1,295,250	50,787
	Cogent Communications Holdings Inc.	1,112,411	50,292
	Pegasystems Inc.	1,047,138	50,085
*	Alarm.com Holdings Inc.	955,378	49,555
	Brooks Automation Inc.	1,880,571	49,233
*	Q2 Holdings Inc.	972,269	48,176
*	EchoStar Corp. Class A	1,297,555	47,646
*	NetScout Systems Inc.	1,985,633	46,920
*	SailPoint Technologies Holding Inc.	1,985,698	46,644
	Power Integrations Inc.	737,494	44,972
*	Allscripts Healthcare Solutions Inc.	4,643,594	44,764
*	Advanced Energy Industries Inc.	1,028,729	44,163
*	Avaya Holdings Corp.	2,911,682	42,394
	Progress Software Corp.	1,182,936	41,982
*	NETGEAR Inc.	796,714	41,453
*	Everbridge Inc.	710,477	40,327
*	Varonis Systems Inc.	747,796	39,558
*	Apptio Inc. Class A	1,022,286	38,806
*	Blackline Inc.	941,136	38,540
*	SPS Commerce Inc.	465,388	38,339
^	Ubiquiti Networks Inc.	384,083	38,182
*,^	Ceridian HCM Holding Inc.	1,106,454	38,162
*	Insight Enterprises Inc.	935,948	38,140

50

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Cloudera Inc.	3,279,391	36,270
*,^	Inphi Corp.	1,104,989	35,525
*	Synaptics Inc.	915,242	34,056
*	Diodes Inc.	1,034,307	33,367
*	SendGrid Inc.	761,723	32,884
*	Rapid7 Inc.	1,027,744	32,024
*	Instructure Inc.	838,016	31,434
*	Blucora Inc.	1,172,050	31,223
*	MicroStrategy Inc. Class A	240,400	30,711
*	Acacia Communications Inc.	799,153	30,368
*	Vocera Communications Inc.	766,727	30,171
*	Virtusa Corp.	707,449	30,130
	Plantronics Inc.	900,208	29,797
*,^	3D Systems Corp.	2,903,549	29,529
	Pitney Bowes Inc.	4,964,771	29,342
	TiVo Corp.	3,084,039	29,021
*	Electronics For Imaging Inc.	1,159,795	28,763
*	LivePerson Inc.	1,503,108	28,349
*	MaxLinear Inc.	1,601,262	28,182
*	FormFactor Inc.	1,960,792	27,628
*	Hortonworks Inc.	1,895,500	27,333
*	Tabula Rasa HealthCare Inc.	428,501	27,321
	CSG Systems International Inc.	847,606	26,928
*	Zuora Inc. Class A	1,460,971	26,502
*	PROS Holdings Inc.	838,957	26,343
*	Workiva Inc.	718,304	25,780
	Ebix Inc.	586,970	24,981
*	ePlus Inc.	349,545	24,877
*	Pivotal Software Inc. Class A	1,521,496	24,876
*	Appfolio Inc.	404,016	23,926
*,^	Benefitfocus Inc.	518,045	23,685
	Xperi Corp.	1,273,879	23,427
*	Cray Inc.	1,068,029	23,059
*	Boingo Wireless Inc.	1,115,106	22,938
*	Cision Ltd.	1,927,388	22,550
*	ScanSource Inc.	655,509	22,536
*	Altair Engineering Inc. Class A	801,848	22,115
*	Lattice Semiconductor Corp.	3,185,055	22,041
*	Carbonite Inc.	853,682	21,564
*	Yext Inc.	1,435,784	21,321
*	NextGen Healthcare Inc.	1,368,007	20,725
	NIC Inc.	1,637,460	20,435
*	ForeScout Technologies Inc.	780,249	20,279
*	Infinera Corp.	4,725,157	18,853
*	Extreme Networks Inc.	3,059,283	18,662
*	Perficient Inc.	827,035	18,410
*,^	Appian Corp. Class A	677,843	18,105
	Shutterstock Inc.	500,507	18,023
*	Photronics Inc.	1,748,545	16,926
*	Nanometrics Inc.	617,655	16,880
	Monotype Imaging Holdings Inc.	1,039,885	16,139
	Cohu Inc.	1,001,961	16,101
*	Unisys Corp.	1,331,348	15,484
*	Rudolph Technologies Inc.	754,852	15,452
*	Amkor Technology Inc.	2,353,828	15,441
*	Axcelis Technologies Inc.	799,789	14,236
	Comtech Telecommunications Corp.	563,804	13,723
*,^	Elastic NV	188,937	13,505
	ADTRAN Inc.	1,238,362	13,300
*	Anaplan Inc.	495,938	13,162
*	Calix Inc.	1,276,368	12,445
	Presidio Inc.	952,452	12,429
*	Upland Software Inc.	454,865	12,363
*	CEVA Inc.	545,479	12,050

51

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	Loral Space & Communications Inc.	322,342	12,007
	Forrester Research Inc.	265,275	11,858
*	Bandwidth Inc. Class A	287,780	11,727
*	Endurance International Group Holdings Inc.	1,692,086	11,252
*	Mitek Systems Inc.	1,023,377	11,063
*	CalAmp Corp.	844,747	10,990
*	OneSpan Inc.	842,468	10,910
*	Rosetta Stone Inc.	640,427	10,503
*	Harmonic Inc.	2,173,682	10,260
	Computer Programs & Systems Inc.	401,466	10,077
	QAD Inc. Class A	255,442	10,047
*,^	Ichor Holdings Ltd.	607,864	9,908
	Hackett Group Inc.	614,538	9,839
^	ConvergeOne Holdings Inc.	783,126	9,695
	Systemax Inc.	392,738	9,382
*	ChannelAdvisor Corp.	816,737	9,270
*	Quantenna Communications Inc.	634,332	9,103
	PC Connection Inc.	302,975	9,007
*	Casa Systems Inc.	684,167	8,983
*	Zix Corp.	1,526,903	8,749
*	Meet Group Inc.	1,845,370	8,544
*	KeyW Holding Corp.	1,268,967	8,489
	Switch Inc.	1,212,436	8,487
*	Smartsheet Inc. Class A	334,021	8,304
*,^	Eventbrite Inc. Class A	298,372	8,298
*	Agilysys Inc.	578,517	8,296
*	Digi International Inc.	816,590	8,239
*	Tenable Holdings Inc.	363,299	8,062
*	Vectrus Inc.	369,581	7,976
*	Brightcove Inc.	1,127,529	7,938
*,^	TransEnterix Inc.	3,435,475	7,764
	American Software Inc. Class A	734,558	7,676
*	DSP Group Inc.	658,069	7,370
*	Ooma Inc.	523,409	7,265
*	NeoPhotonics Corp.	1,102,569	7,145
*	Immersion Corp.	780,419	6,993
	Simulations Plus Inc.	344,555	6,857
*	Amber Road Inc.	828,513	6,819
*	PDF Solutions Inc.	796,508	6,715
*	Alpha & Omega Semiconductor Ltd.	647,896	6,602
*	Ribbon Communications Inc.	1,344,720	6,482
*	Limelight Networks Inc.	2,677,555	6,265
*	USA Technologies Inc.	1,583,185	6,159
*,^	SVMK Inc.	491,275	6,028
*	PAR Technology Corp.	271,140	5,897
*	Model N Inc.	445,201	5,890
*	KVH Industries Inc.	533,364	5,488
^	Diebold Nixdorf Inc.	2,174,945	5,416
*	I3 Verticals Inc. Class A	224,048	5,400
*,^	Inseego Corp.	1,281,857	5,320
*,^	Domo Inc.	259,987	5,104
*	Aquantia Corp.	537,227	4,711
*	AXT Inc.	1,021,165	4,442
*	Telenav Inc.	1,064,501	4,322
*	Aerohive Networks Inc.	1,301,751	4,244
	Preformed Line Products Co.	77,646	4,212
	AstroNova Inc.	221,491	4,153
*	SecureWorks Corp. Class A	236,021	3,986
*	MobileIron Inc.	856,575	3,932
*	A10 Networks Inc.	606,164	3,782
*,^	VirnetX Holding Corp.	1,536,400	3,687
*	Ultra Clean Holdings Inc.	422,797	3,581
*	RigNet Inc.	260,354	3,291
*	eGain Corp.	486,960	3,199

52

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*,^	Adesto Technologies Corp.	716,531	3,153
*	EMCORE Corp.	727,792	3,057
*	Clearfield Inc.	305,057	3,026
*	Telaria Inc.	1,104,370	3,015
*	Tucows Inc. Class A	49,142	2,951
*,^	Internap Corp.	679,210	2,819
*	VOXX International Corp. Class A	703,399	2,785
*	Rambus Inc.	362,634	2,781
*	Pixelworks Inc.	954,893	2,769
*	Exela Technologies Inc.	711,591	2,768
*	DASAN Zhone Solutions Inc.	188,838	2,627
*	GSI Technology Inc.	465,560	2,393
*	SharpSpring Inc.	185,762	2,365
*	ID Systems Inc.	417,726	2,335
*,^	Airgain Inc.	223,147	2,211
*,^	Park City Group Inc.	368,561	2,200
*	Great Elm Capital Group Inc.	624,106	2,109
*	ACM Research Inc. Class A	193,846	2,109
*,^	Applied Optoelectronics Inc.	132,326	2,042
	TESSCO Technologies Inc.	159,219	1,911
	TransAct Technologies Inc.	211,460	1,899
*,^	Everspin Technologies Inc.	322,450	1,809
*,^	Fusion Connect Inc.	1,071,837	1,801
*	Amtech Systems Inc.	385,770	1,748
*	Key Tronic Corp.	304,070	1,718
*	NetSol Technologies Inc.	277,534	1,707
	GlobalSCAPE Inc.	378,890	1,697
*	Rimini Street Inc.	325,063	1,674
*	Computer Task Group Inc.	407,746	1,664
*	LRAD Corp.	644,065	1,623
*	Aviat Networks Inc.	122,447	1,622
*	Finjan Holdings Inc.	639,801	1,606
*	RumbleON Inc. Class B	295,778	1,591
*	inTEST Corp.	241,044	1,478
*	Aware Inc.	406,847	1,469
*	Support.com Inc.	561,252	1,381
*,^	Impinj Inc.	90,225	1,313
*	Seachange International Inc.	1,040,931	1,312
*	Synacor Inc.	885,396	1,310
*,^	QuickLogic Corp.	1,644,442	1,207
	QAD Inc. Class B	39,531	1,167
*	Majesco	157,868	1,119
*	Identiv Inc.	308,510	1,111
*,^	Veritone Inc.	270,146	1,027
*	Innodata Inc.	643,214	965
*	Lantronix Inc.	311,918	917
*	WideOpenWest Inc.	125,680	896
*	Data I/O Corp.	173,820	869
*,^	Smith Micro Software Inc.	471,123	848
	Wayside Technology Group Inc.	83,158	832
*,^	Atomera Inc.	284,266	816
*	Alithya Group Inc. Class A	326,419	774
*,^	nLight Inc.	41,105	731
*	Intelligent Systems Corp.	52,948	684
*	Aehr Test Systems	428,242	604
*,^	Red Violet Inc.	87,451	589
*	CynergisTek Inc.	110,248	523
*	Mastech Digital Inc.	82,130	517
*	RCM Technologies Inc.	159,911	496
	BK Technologies Inc.	131,368	493
*	WidePoint Corp.	1,141,609	476
*	Kopin Corp.	475,143	475
*	Neurotrope Inc.	132,689	474
	CSP Inc.	46,940	459

53

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
*	GSE Systems Inc.	209,878	441
*,^	Intellicheck Inc.	196,842	421
*,^	SITO Mobile Ltd.	442,391	398
*	Icad Inc.	102,068	378
*	Avalara Inc.	11,995	374
	Network-1 Technologies Inc.	160,430	358
*	BSQUARE Corp.	220,173	341
*	Inuvo Inc.	275,566	295
*	Intermolecular Inc.	237,326	240
	ClearOne Inc.	190,824	239
*	Optical Cable Corp.	54,796	209
*	Castlight Health Inc. Class B	94,575	205
*,^	Ominto Inc.	265,206	183
*	FTE Networks Inc.	76,480	179
*,^	Gogo Inc.	53,600	160
*	One Stop Systems Inc.	82,010	159
*	Digimarc Corp.	9,978	145
*	AudioEye Inc.	14,532	124
*,^	NXT-ID Inc.	175,954	120
*	CVD Equipment Corp.	21,000	75
*	Xcel Brands Inc.	38,685	44
*	ADDvantage Technologies Group Inc.	29,519	41
*	Trio-Tech International	15,252	38
*	Qumu Corp.	15,217	29
*	BroadVision Inc.	20,868	24
*	Qualstar Corp.	4,300	23
*	Quantum Corp.	6,550	13
*	Streamline Health Solutions Inc.	16,133	12
*	SilverSun Technologies Inc.	2,301	5
	Sigma Designs Inc.	33,890	5
*,^	Neonode Inc.	1	—
			129,856,855
Telecommunications (2.0%)
	Verizon Communications Inc.	110,381,847	6,205,667
	AT&T Inc.	194,426,250	5,548,925
*	T-Mobile US Inc.	7,923,046	503,985
	CenturyLink Inc.	25,951,362	393,163
*	Zayo Group Holdings Inc.	5,364,348	122,522
*,^	Sprint Corp.	16,251,487	94,584
	Telephone & Data Systems Inc.	2,527,027	82,229
	Shenandoah Telecommunications Co.	1,240,394	54,887
*	Vonage Holdings Corp.	5,774,774	50,414
*	Intelsat SA	2,197,609	47,007
*	Iridium Communications Inc.	2,518,809	46,472
*	8x8 Inc.	2,427,820	43,798
*,^	GTT Communications Inc.	1,169,509	27,671
*	United States Cellular Corp.	418,682	21,759
	ATN International Inc.	273,281	19,548
*	ORBCOMM Inc.	1,999,068	16,512
*	pdvWireless Inc.	336,231	12,572
	Spok Holdings Inc.	648,636	8,601
*,^	Pareteum Corp.	2,327,685	3,934
	Consolidated Communications Holdings Inc.	387,885	3,832
*	HC2 Holdings Inc.	1,293,005	3,414
	IDT Corp. Class B	458,358	2,837
^	Windstream Holdings Inc.	1,198,699	2,505
*	Alaska Communications Systems Group Inc.	1,208,737	1,741
*	Otelco Inc. Class A	54,117	875
*	CPS Technologies Corp.	97,017	115
*	Cincinnati Bell Inc.	2,660	21
			13,319,590
Utilities (3.3%)
	NextEra Energy Inc.	12,766,495	2,219,072
	Duke Energy Corp.	19,038,397	1,643,014

54

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

		Shares	Market Value ($000)
	Dominion Energy Inc.	17,543,347	1,253,648
	Southern Co.	27,095,393	1,190,030
	Exelon Corp.	25,778,869	1,162,627
	American Electric Power Co. Inc.	13,165,344	983,978
	Sempra Energy	6,944,944	751,373
	Public Service Enterprise Group Inc.	13,503,550	702,860
	Xcel Energy Inc.	13,709,331	675,459
	Consolidated Edison Inc.	8,685,562	664,098
	WEC Energy Group Inc.	8,426,412	583,613
	Eversource Energy	8,463,740	550,482
	PPL Corp.	19,227,679	544,720
	DTE Energy Co.	4,855,381	535,548
	FirstEnergy Corp.	13,657,268	512,830
	Edison International	8,708,798	494,398
	American Water Works Co. Inc.	4,823,296	437,811
	Ameren Corp.	6,515,787	425,025
	Entergy Corp.	4,824,531	415,247
	Evergy Inc.	7,100,082	403,072
	CenterPoint Energy Inc.	13,389,768	377,993
	CMS Energy Corp.	7,555,427	375,127
*	PG&E Corp.	13,844,520	328,807
	NRG Energy Inc.	7,341,722	290,732
	Atmos Energy Corp.	2,991,182	277,342
*	Alliant Energy Corp.	6,280,486	265,351
	AES Corp.	17,613,693	254,694
	Pinnacle West Capital Corp.	2,977,580	253,690
	NiSource Inc.	9,849,815	249,693
	UGI Corp.	4,662,022	248,719
*	Vistra Energy Corp.	10,751,315	246,098
	SCANA Corp.	3,735,180	178,467
	Aqua America Inc.	4,742,100	162,132
	Vectren Corp.	2,207,935	158,927
	IDACORP Inc.	1,346,799	125,333
	ONE Gas Inc.	1,399,718	111,418
	New Jersey Resources Corp.	2,388,996	109,105
	Portland General Electric Co.	2,373,720	108,835
	Hawaiian Electric Industries Inc.	2,908,845	106,522
	ALLETE Inc.	1,370,566	104,465
	National Fuel Gas Co.	2,010,727	102,909
	Southwest Gas Holdings Inc.	1,331,482	101,858
	Black Hills Corp.	1,596,779	100,246
	Spire Inc.	1,301,899	96,445
	PNM Resources Inc.	2,126,465	87,376
	Avangrid Inc.	1,683,599	84,331
	NorthWestern Corp.	1,339,214	79,603
	Avista Corp.	1,747,366	74,228
	American States Water Co.	966,006	64,761
	South Jersey Industries Inc.	2,288,870	63,631
	California Water Service Group	1,270,275	60,541
	Ormat Technologies Inc.	1,077,708	56,364
	MGE Energy Inc.	932,888	55,936
	El Paso Electric Co.	1,088,153	54,549
	Pattern Energy Group Inc. Class A	2,615,141	48,694
	Northwest Natural Holding Co.	773,167	46,746
	SJW Group	650,990	36,208
	Chesapeake Utilities Corp.	417,582	33,949
*	Sunrun Inc.	2,510,364	27,338
	Middlesex Water Co.	412,408	22,002
	Connecticut Water Service Inc.	322,275	21,550
	Unitil Corp.	390,136	19,756
	TerraForm Power Inc. Class A	1,676,182	18,807
*	Evoqua Water Technologies Corp.	1,810,184	17,378
	York Water Co.	349,426	11,203
	Artesian Resources Corp. Class A	240,336	8,380

55

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2018

				Shares	Market Value ($000)
*,^	Cadiz Inc.			799,055	8,230
*	Atlantic Power Corp.			3,317,157	7,198
*	AquaVenture Holdings Ltd.			354,799	6,702
	RGC Resources Inc.			176,687	5,294
*	Pure Cycle Corp.			497,626	4,941
*,^	Bloom Energy Corp. Class A			458,981	4,581
*,^	Vivint Solar Inc.			1,081,504	4,121
	Spark Energy Inc. Class A			334,801	2,488
	Genie Energy Ltd. Class B			383,069	2,310
					21,923,009
Total Common Stocks (Cost $473,160,255)					668,274,743

		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	2.530%		56,919,051	5,691,905

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.350%-2.361%	3/21/19	80,000	79,598
5	United States Treasury Bill	2.432%-2.451%	4/18/19	70,000	69,509
	United States Treasury Bill	2.077%	1/3/19	40,000	39,998
	United States Treasury Bill	2.374%	3/7/19	35,000	34,853
5	United States Treasury Bill	2.292%	2/28/19	30,000	29,888
5	United States Treasury Bill	2.292%	2/21/19	10,000	9,967
					263,813
Total Temporary Cash Investments (Cost $5,955,110)					5,955,718
Total Investments (100.3%) (Cost $479,115,365)					674,230,461
Other Assets and Liabilities—Net (-0.3%)[4,6]					(2,034,797)
Net Assets (100%)					672,195,664

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,480,929,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,633,559,000 of collateral received for securities on loan.
5	Securities with a value of $186,579,000 have been segregated as initial margin for open futures contracts.
6	Cash with a value of $2,650,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

56

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2019

VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.